UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08894
JNL Series Trust
(Exact name of registrant as specified in charter)
1 Corporate Way, Lansing, Michigan 48951
(Address of principal executive offices)
225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)
Steven J. Fredricks
Jackson National Asset Management, LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Name and Address of agent of service)
Registrant’s telephone number, including area code: (312) 338-5800
Date of fiscal year end: December 31
Date of reporting period: July 1, 2010 – September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Schedule of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

JNL/American® Funds Blue Chip Income and Growth Fund

INVESTMENT COMPANIES - 98.8%
American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1	8,801	$75,952

Total Investment Companies (cost $72,451)		75,952

Total Investments - 98.8% (cost $72,451)		75,952
Other Assets and Liabilities, Net - 1.2%		924

Total Net Assets - 100.0%		$76,876

JNL/American Funds Global Bond Fund

INVESTMENT COMPANIES - 100.7%
American Funds Insurance Series - Global Bond Fund Class 1	5,264	$65,015

Total Investment Companies (cost $61,881)		65,015

Total Investments - 100.7% (cost $61,881)		65,015
Other Assets and Liabilities, Net - (0.7%)		(420)

Total Net Assets - 100.0%		$64,595

JNL/American Funds Global Small Capitalization Fund

INVESTMENT COMPANIES - 99.3%
American Funds Insurance Series - Global Small Capitalization Fund Class 1	1,921	$38,098

Total Investment Companies (cost $34,883)		38,098

Total Investments - 99.3% (cost $34,883)		38,098
Other Assets and Liabilities, Net - 0.7%		271

Total Net Assets - 100.0%		$38,369

JNL/American Funds Growth-Income Fund

INVESTMENT COMPANIES - 99.1%
American Funds Insurance Series - Growth-Income Fund Class 1	2,667	$84,944

Total Investment Companies (cost $81,127)		84,944

Total Investments - 99.1% (cost $81,127)		84,944
Other Assets and Liabilities, Net - 0.9%		770

Total Net Assets - 100.0%		$85,714

JNL/American Funds International Fund

	Shares/Par (p)	Value

INVESTMENT COMPANIES - 99.2%
American Funds Insurance Series - International Fund Class 1	3,417	$59,666

Total Investment Companies (cost $54,305)		59,666

Total Investments - 99.2% (cost $54,305)		59,666
Other Assets and Liabilities, Net - 0.8%		469

Total Net Assets - 100.0%		$60,135

JNL/American Funds New World Fund

INVESTMENT COMPANIES - 99.0%
American Funds Insurance Series - New World Fund Class 1	2,639	$58,672

Total Investment Companies (cost $53,677)		58,672

Total Investments - 99.0% (cost $53,677)		58,672
Other Assets and Liabilities, Net - 1.0%		569

Total Net Assets - 100.0%		$59,241

JNL Institutional Alt 20 Fund (b)

INVESTMENT COMPANIES - 99.7%
JNL/AIM Global Real Estate Fund (2.8%) (a)	1,859	$15,597
JNL/Credit Suisse Commodity Securities Fund (2.6%) (a)	2,048	19,461
JNL/Goldman Sachs Emerging Markets Debt Fund (1.5%) (a)	742	10,221
JNL/Lazard Emerging Markets Fund (0.9%) (a)	932	10,782
JNL/Mellon Capital Management Bond Index Fund (12.3%) (a)	12,403	151,808
JNL/Mellon Capital Management Global Alpha Fund (5.9%) (a)	912	9,453
JNL/Mellon Capital Management International Index Fund (6.1%) (a)	4,800	57,405
JNL/Mellon Capital Management Nasdaq® 25 Fund (11.5%) (a)	1,890	19,652
JNL/Mellon Capital Management S&P® 24 Fund (21.1%) (a)	6,503	58,657
JNL/Mellon Capital Management S&P SMid 60 Fund (11.8%) (a)	3,491	33,725
JNL/Mellon Capital Management Small Cap Index Fund (3.3%) (a)	1,777	19,401
JNL/Mellon Capital Management Value Line 30 Fund (6.6%) (a)	3,900	45,274
JNL/PIMCO Real Return Fund (0.6%) (a)	771	9,748
JNL/PPM America High Yield Bond Fund (1.2%) (a)	1,478	10,127
JNL/Red Rocks Listed Private Equity Fund (3.3%) (a)	1,699	15,125

Total Investment Companies (cost $452,155)		486,436

Total Investments - 99.7% (cost $452,155)		486,436
Other Assets and Liabilities, Net - 0.3%		1,333

Total Net Assets - 100.0%		$487,769

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

JNL Institutional Alt 35 Fund (b)

INVESTMENT COMPANIES - 99.9%
JNL/AIM Global Real Estate Fund (6.7%) (a)	4,461	$37,431
JNL/Credit Suisse Commodity Securities Fund (7.5%) (a)	5,886	55,913
JNL/Goldman Sachs Emerging Markets Debt Fund (3.2%) (a)	1,598	22,017
JNL/Ivy Asset Strategy Fund (1.8%) (a)	1,285	13,702
JNL/Lazard Emerging Markets Fund (2.0%) (a)	2,017	23,342
JNL/Mellon Capital Management Bond Index Fund (12.7%) (a)	12,772	156,327
JNL/Mellon Capital Management Global Alpha Fund (12.7%) (a)	1,965	20,360
JNL/Mellon Capital Management International Index Fund (8.0%) (a)	6,313	75,503
JNL/Mellon Capital Management Nasdaq 25 Fund (12.4%) (a)	2,034	21,153
JNL/Mellon Capital Management S&P 24 Fund (27.8%) (a)	8,541	77,043
JNL/Mellon Capital Management S&P SMid 60 Fund (14.5%) (a)	4,316	41,693
JNL/Mellon Capital Management Small Cap Index Fund (3.5%) (a)	1,910	20,852
JNL/Mellon Capital Management Value Line 30 Fund (8.3%) (a)	4,967	57,661
JNL/PPM America High Yield Bond Fund (3.6%) (a)	4,262	29,193
JNL/Red Rocks Listed Private Equity Fund (11.0%) (a)	5,720	50,907

Total Investment Companies (cost $647,155)		703,097

Total Investments - 99.9% (cost $647,155)		703,097
Other Assets and Liabilities, Net - 0.1%		377

Total Net Assets - 100.0%		$703,474

JNL Institutional Alt 50 Fund (b)

INVESTMENT COMPANIES - 99.8%
JNL/AIM Global Real Estate Fund (14.2%) (a)	9,395	$78,823
JNL/Credit Suisse Commodity Securities Fund (7.7%) (a)	6,024	57,231
JNL/Goldman Sachs Emerging Markets Debt Fund (5.1%) (a)	2,499	34,443
JNL/Ivy Asset Strategy Fund (4.3%) (a)	3,009	32,077
JNL/Lazard Emerging Markets Fund (3.2%) (a)	3,144	36,381
JNL/Mellon Capital Management Bond Index Fund (11.7%) (a)	11,743	143,729
JNL/Mellon Capital Management Global Alpha Fund (29.8%) (a)	4,606	47,717
JNL/Mellon Capital Management International Index Fund (7.6%) (a)	6,040	72,242
JNL/Mellon Capital Management Nasdaq 25 Fund (9.7%) (a)	1,587	16,510
JNL/Mellon Capital Management S&P 24 Fund (23.7%) (a)	7,278	65,645
JNL/Mellon Capital Management S&P SMid 60 Fund (14.1%) (a)	4,195	40,522
JNL/Mellon Capital Management Small Cap Index Fund (2.8%) (a)	1,491	16,284
JNL/Mellon Capital Management Value Line 30 Fund (7.3%) (a)	4,365	50,672
JNL/PPM America High Yield Bond Fund (4.2%) (a)	4,993	34,199

	Shares/Par (p)	Value

JNL/Red Rocks Listed Private Equity Fund (22.1%) (a)	11,443	101,839

Total Investment Companies (cost $760,867)		828,314

Total Investments - 99.8% (cost $760,867)		828,314
Other Assets and Liabilities, Net - 0.2%		1,986

Total Net Assets - 100.0%		$830,300

JNL Institutional Alt 65 Fund (b)

INVESTMENT COMPANIES - 99.9%
JNL/AIM Global Real Estate Fund (11.1%) (a)	7,317	$61,389
JNL/Credit Suisse Commodity Securities Fund (5.6%) (a)	4,386	41,663
JNL/Goldman Sachs Emerging Markets Debt Fund (4.1%) (a)	1,999	27,551
JNL/Ivy Asset Strategy Fund (4.1%) (a)	2,882	30,720
JNL/Lazard Emerging Markets Fund (2.5%) (a)	2,505	28,984
JNL/Mellon Capital Management Bond Index Fund (3.7%) (a)	3,768	46,116
JNL/Mellon Capital Management Global Alpha Fund (31.8%) (a)	4,915	50,919
JNL/Mellon Capital Management International Index Fund (3.8%) (a)	2,986	35,719
JNL/Mellon Capital Management Nasdaq 25 Fund (6.2%) (a)	1,017	10,578
JNL/Mellon Capital Management S&P 24 Fund (13.2%) (a)	4,074	36,744
JNL/Mellon Capital Management S&P SMid 60 Fund (7.2%) (a)	2,141	20,679
JNL/Mellon Capital Management Small Cap Index Fund (1.8%) (a)	956	10,440
JNL/Mellon Capital Management Value Line 30 Fund (3.1%) (a)	1,860	21,599
JNL/PPM America High Yield Bond Fund (2.0%) (a)	2,395	16,410
JNL/Red Rocks Listed Private Equity Fund (19.9%) (a)	10,319	91,840

Total Investment Companies (cost $490,642)		531,351

Total Investments - 99.9% (cost $490,642)		531,351
Other Assets and Liabilities, Net - 0.1%		606

Total Net Assets - 100.0%		$531,957

JNL/AIM International Growth Fund

COMMON STOCKS - 94.0%

CONSUMER DISCRETIONARY - 17.0%
Adidas AG	106	$6,551
Bayerische Motoren Werke AG	118	8,293
Compagnie Generale des Etablissements Michelin (e)	30	2,276
Compass Group Plc	971	8,094
Denso Corp.	134	3,967
Eutelsat Communications Group SA	89	3,408
Grupo Televisa SA - ADR	220	4,163
Hyundai Mobis	48	10,873
Informa Plc	750	4,933
Kingfisher Plc	1,233	4,537
Li & Fung Ltd.	602	3,387

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Next Plc	128	4,456
Puma AG Rudolf Dassler Sport	19	6,189
Reed Elsevier Plc	636	5,376
Toyota Motor Corp.	122	4,385
WPP Plc	413	4,569
Yamada Denki Co. Ltd.	37	2,324

		87,781

CONSUMER STAPLES - 14.5%
Anheuser-Busch InBev NV	154	9,087
British American Tobacco Plc	179	6,679
Danone SA	80	4,806
Fomento Economico Mexicano SAB de CV - ADR	63	3,171
Imperial Tobacco Group Plc	324	9,648
Koninklijke Ahold NV	407	5,483
Nestle SA	193	10,302
Reckitt Benckiser Group Plc	179	9,822
Tesco Plc	1,106	7,369
Unilever NV	164	4,898
Woolworths Ltd. (e)	134	3,736

		75,001

ENERGY - 8.4%
BG Group Plc	346	6,083
Canadian Natural Resources Ltd.	115	3,972
Cenovus Energy Inc.	145	4,178
EnCana Corp. (e)	109	3,280
Gazprom OAO - ADR	232	4,864
Petroleo Brasileiro SA - ADR (e)	144	4,722
Royal Dutch Shell Plc	135	3,930
Suncor Energy Inc.	134	4,362
Talisman Energy Inc.	207	3,627
Total SA	90	4,645

		43,663

FINANCIALS - 10.2%
Akbank T.A.S.	822	5,032
AXA SA	173	3,020
Banco Bradesco SA - ADR (e)	405	8,260
BNP Paribas	92	6,541
Fairfax Financial Holdings Ltd.	10	4,216
Industrial & Commercial Bank of China	8,110	6,042
Julius Baer Group Ltd.	110	3,994
Kinnevik Investment AB	69	1,469
QBE Insurance Group Ltd. (e)	223	3,716
UniCredit SpA	1,769	4,516
United Overseas Bank Ltd.	446	6,213

		53,019

HEALTH CARE - 13.8%
Bayer AG	113	$7,834
Cochlear Ltd. (e)	100	6,780
CSL Ltd.	147	4,680
Fresenius Medical Care AG & Co. KGaA	82	5,091
Novartis AG	93	5,344
Novo-Nordisk A/S	86	8,541
Roche Holding AG	76	10,320
Shire Plc	416	9,372
Smith & Nephew Plc	226	2,061
Teva Pharmaceutical Industries Ltd. - ADR	213	11,216

		71,239

INDUSTRIALS - 10.8%
Bharat Heavy Electricals Ltd.	52	2,888
Bombardier Inc.	687	3,373
Canadian National Railway Co.	38	2,447
Fanuc Ltd.	65	8,226

	Shares/Par (p)	Value

Finmeccanica SpA	344	4,082
Hutchison Whampoa Ltd.	843	7,866
Keppel Corp. Ltd.	1,034	7,061
Komatsu Ltd.	162	3,770
Nidec Corp. (e)	120	10,639
TNT NV	197	5,287

		55,639

INFORMATION TECHNOLOGY - 7.5%
Canon Inc.	101	4,717
HON HAI Precision Industry Co. Ltd.	1,192	4,483
Hoya Corp.	179	4,373
Infosys Technologies Ltd. - ADR	105	7,089
Keyence Corp.	19	4,194
NHN Corp. (c)	22	3,843
SAP AG	74	3,670
Taiwan Semiconductor Manufacturing Co. Ltd.	3,122	6,197

		38,566

MATERIALS - 2.9%
BHP Billiton Ltd. (e)	236	8,883
Syngenta AG	25	6,279

		15,162

TELECOMMUNICATION SERVICES - 5.9%
America Movil SAB de CV - ADR	181	9,655
Koninklijke KPN NV	343	5,311
Philippine Long Distance Telephone Co.	101	6,046
VimpelCom Ltd. - ADR (c)	169	2,514
Vodafone Group Plc	2,880	7,108

		30,634

UTILITIES - 3.0%
Centrica Plc	1,422	7,227
International Power Plc	1,333	8,126

		15,353

Total Common Stocks (cost $446,169)		486,057

RIGHTS - 0.0%
Cie Generale des Etablissements Michelin (c)	$30	83

Total Rights (cost $0)		83

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$1,173	$61

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,173)		61

SHORT TERM INVESTMENTS - 11.8%

Investment Company - 5.1%
JNL Money Market Fund, 0.10% (a) (h)	26,545	26,545

Securities Lending Collateral - 6.7%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	32,247	32,247
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	2,171	2,171

		34,418

Total Short Term Investments (cost $60,963)		60,963

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Total Investments - 105.8% (cost $508,305)		547,164
Other Assets and Liabilities, Net - (5.8%)		(30,192)

Total Net Assets - 100.0%		$516,972

JNL/AIM Large Cap Growth Fund

COMMON STOCKS - 92.0%

CONSUMER DISCRETIONARY - 12.5%
Amazon.com Inc. (c)	59	$9,304
Comcast Corp. - Class A	721	13,040
DirecTV - Class A (c)	155	6,448
Dollar Tree Inc. (c)	165	8,046
Home Depot Inc.	189	5,983
Las Vegas Sands Corp. (c) (e)	288	10,039
Limited Brands Inc.	543	14,547
McDonald’s Corp.	159	11,882
Ross Stores Inc.	263	14,364
Time Warner Cable Inc.	17	938

		94,591

CONSUMER STAPLES - 4.3%
Bunge Ltd.	130	7,697
Dr. Pepper Snapple Group Inc.	27	976
Mead Johnson Nutrition Co.	295	16,790
PepsiCo Inc.	110	7,301

		32,764

ENERGY - 8.9%
Cameron International Corp. (c)	143	6,147
EOG Resources Inc.	45	4,144
Exxon Mobil Corp.	292	18,038
Halliburton Co.	371	12,279
Occidental Petroleum Corp.	180	14,125
Schlumberger Ltd.	208	12,844

		67,577

FINANCIALS - 4.5%
American Express Co.	287	12,050
Ameriprise Financial Inc.	122	5,782
Berkshire Hathaway Inc. - Class B (c)	89	7,367
Prudential Financial Inc.	157	8,511

		33,710

HEALTH CARE - 10.1%
Abbott Laboratories	287	15,014
Dendreon Corp. (c)	92	3,781
Gilead Sciences Inc. (c)	325	11,559
Hospira Inc. (c)	122	6,940
Medco Health Solutions Inc. (c)	152	7,887
Teva Pharmaceutical Industries Ltd. - ADR	104	5,475
Thermo Fisher Scientific Inc. (c)	141	6,745
United Therapeutics Corp. (c)	71	3,973
UnitedHealth Group Inc.	434	15,255

		76,629

INDUSTRIALS - 11.0%
CH Robinson Worldwide Inc.	125	8,757
Continental Airlines Inc. - Class B (c)	405	10,056
Deere & Co.	158	11,053
Expeditors International Washington Inc.	136	6,300
Goodrich Corp.	201	14,815
Ingersoll-Rand Plc	193	6,881
Union Pacific Corp.	217	17,738

	Shares/Par (p)	Value

WW Grainger Inc.	65	7,734

		83,334

INFORMATION TECHNOLOGY - 32.0%
Adobe Systems Inc. (c)	236	6,159
Apple Inc. (c)	188	53,380
Baidu.com - ADR (c)	187	19,236
Broadcom Corp. - Class A	187	6,603
Cisco Systems Inc. (c)	611	$13,383
Cognizant Technology Solutions Corp. (c)	170	10,991
EMC Corp. (c)	970	19,692
Google Inc. - Class A (c)	36	18,995
Intel Corp.	189	3,626
Oracle Corp.	649	17,426
QUALCOMM Inc.	168	7,563
Red Hat Inc. (c)	181	7,437
Rovi Corp. (c)	211	10,646
Salesforce.com Inc. (c)	98	11,009
Visa Inc. - Class A (e)	305	22,625
VMware Inc. - Class A (c)	69	5,871
Xilinx Inc.	294	7,812

		242,454

MATERIALS - 5.6%
Barrick Gold Corp.	322	14,903
Freeport-McMoRan Copper & Gold Inc.	44	3,755
Monsanto Co.	224	10,713
Mosaic Co.	214	12,601

		41,972

TELECOMMUNICATION SERVICES - 3.1%
America Movil SAB de CV - ADR	210	11,196
American Tower Corp. (c)	244	12,531

		23,727

Total Common Stocks (cost $609,605)		696,758

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$510	26

Total Non-U.S. Government Agency Asset-Backed Securities (cost $510)		26

SHORT TERM INVESTMENTS - 9.7%

Investment Company - 8.2%
JNL Money Market Fund, 0.10% (a) (h)	62,390	62,390

Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	10,859	10,859
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	772	772

		11,631

Total Short Term Investments (cost $74,021)		74,021

Total Investments - 101.7% (cost $684,136)		770,805
Other Assets and Liabilities, Net - (1.7%)		(12,956)

Total Net Assets - 100.0%		$757,849

JNL/AIM Global Real Estate Fund

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

COMMON STOCKS - 97.5%

CONSUMER DISCRETIONARY - 0.7%
Marriott International Inc. - Class A	110	$3,944

FINANCIALS - 96.8%
Real Estate Investment Trusts - 67.2%
Diversified - REITS - 23.9%
BGP Holdings Plc (q) (f)	5,552	—
British Land Co. Plc	682	4,983
Canadian Real Estate Investment Trust	205	6,235
CapitaCommercial Trust (e)	2,078	2,339
Cominar Real Estate Investment Trust	138	2,901
Corio NV	93	6,380
Derwent London Plc	108	2,547
Digital Realty Trust Inc. (e)	151	9,293
Eurocommercial Properties NV	60	2,799
Gecina SA	16	1,922
Goodman Group (e)	12,202	7,607
Hammerson Plc	831	5,148
Kenedix Realty Investment Corp.	—	1,344
Klepierre	216	8,327
Land Securities Group Plc	708	7,122
Liberty Property Trust (e)	223	7,110
Mercialys SA (e)	87	3,405
Mirvac Group	1,258	1,617
Morguard Real Estate Investment Trust	138	1,844
Segro Plc	645	2,767
Shaftesbury Plc	386	2,624
Stockland	2,651	9,839
Suntec Real Estate Investment Trust	3,099	3,558
Unibail-Rodamco SE	68	15,081
Vornado Realty Trust	132	11,251
Washington Real Estate Investment Trust	84	2,675
Wereldhave NV	18	1,783

		132,501

Industrial - REITS - 2.5%
AMB Property Corp.	132	3,481
DCT Industrial Trust Inc.	419	2,008
Hansteen Holdings Plc	1,443	1,661
ING Industrial Fund	933	442
ProLogis	523	6,162

		13,754

Office - REITS - 7.7%
Alexandria Real Estate Equities Inc.	80	5,586
BioMed Realty Trust Inc.	157	2,819
Boston Properties Inc.	81	6,703
Corporate Office Properties Trust	56	2,097
Highwoods Properties Inc.	111	3,601
ING Office Fund (e)	5,034	2,919
Japan Prime Realty Investment Corp.	1	2,195
Japan Real Estate Investment Corp.	—	3,255
Kilroy Realty Corp. (e)	127	4,199
Nippon Building Fund Inc.	—	1,077
Piedmont Office Realty Trust Inc. (e)	143	2,710
SL Green Realty Corp.	41	2,628
Societe Immobiliere de Location pour l’Industrie et le Commerce	25	3,278

		43,067

Residential - REITS - 6.7%
Advance Residence Investment Corp. (c)	1	871
AvalonBay Communities Inc.	59	6,095
Boardwalk Real Estate Investment Trust	37	1,695
Camden Property Trust	176	8,456
Equity Residential	244	11,619
Essex Property Trust Inc. (e)	69	7,536

	Shares/Par (p)	Value

Mid-America Apartment Communities Inc.	19	$1,113

		37,385

Retail - REITS - 16.3%
Acadia Realty Trust	113	2,148
CapitaMall Trust	4,230	6,916
CFS Retail Property Trust (e)	2,985	5,467
Japan Retail Fund Investment Corp.	2	2,444
Kimco Realty Corp.	138	2,170
Link Real Estate Investment Trust	1,121	3,323
Macerich Co.	176	7,558
National Retail Properties Inc.	93	2,325
Primaris Retail Real Estate Investment Trust	97	1,833
Regency Centers Corp.	196	7,724
Simon Property Group Inc. (e)	255	23,678
Tanger Factory Outlet Centers Inc.	52	2,439
Westfield Group	1,883	22,314

		90,339

Specialized - REITS - 10.1%
Big Yellow Group Plc	429	2,202
DiamondRock Hospitality Co. (c)	247	2,348
HCP Inc.	72	2,601
Health Care REIT Inc.	214	10,117
Host Hotels & Resorts Inc.	630	9,121
LaSalle Hotel Properties	67	1,567
Nationwide Health Properties Inc.	128	4,956
Omega Healthcare Investors Inc.	103	2,319
Public Storage	71	6,890
Senior Housing Properties Trust	290	6,817
Sovran Self Storage Inc.	31	1,171
Ventas Inc.	117	6,009

		56,118

Real Estate Management & Development - 29.6%
Real Estate Operating Companies - 24.1%
Agile Property Holdings Ltd. (e)	2,784	3,158
Aliansce Shopping Centers SA	43	324
Beni Stabili SpA	1,283	1,205
BR Properties SA	113	1,085
Brookfield Properties Corp.	280	4,376
CapitaLand Ltd.	2,621	8,092
CapitaMalls Asia Ltd.	901	1,480
China Overseas Land & Investment Ltd.	3,325	7,037
China Resources Land Ltd.	850	1,729
City Developments Ltd.	112	1,087
Hang Lung Properties Ltd. (e)	1,749	8,543
Henderson Land Development Co. Ltd.	304	2,165
Hongkong Land Holdings Ltd. (e)	1,627	10,104
Keppel Land Ltd.	1,276	3,930
Kerry Properties Ltd.	877	4,767
KWG Property Holding Ltd.	816	625
Mitsui Fudosan Co. Ltd.	767	12,936
Multiplan Empreendimentos Imobiliarios SA	51	1,076
New World Development Ltd.	1,029	2,074
NTT Urban Development Corp.	2	1,945
Renhe Commercial Holdings Co. Ltd.	8,880	1,659
Retail Opportunity Investments Corp.	105	1,008
Shimao Property Holdings Ltd. (e)	418	694
Sino Land Co.	1,072	2,219
Sumitomo Realty & Development Co. Ltd. (e)	350	7,232
Sun Hung Kai Properties Ltd.	1,904	32,883
Unite Group Plc (c)	527	1,821
Wharf Holdings Ltd.	1,351	8,689

		133,943

Real Estate Services - 5.5%
AEON Mall Co. Ltd.	67	1,631
Castellum AB	273	3,632
Conwert Immobilien Invest SE	138	1,992

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Mitsubishi Estate Co. Ltd.	940	$15,291
Sponda OYJ	458	2,225
Swiss Prime Site AG (c)	78	5,569

		30,340

Total Common Stocks (cost $475,078)		541,391

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$1,085	56

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,085)		56

SHORT TERM INVESTMENTS - 10.5%

Investment Company - 3.1%
JNL Money Market Fund, 0.10% (a) (h)	17,091	17,091

Securities Lending Collateral - 7.4%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	38,638	38,638
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	2,237	2,237

		40,875

Total Short Term Investments (cost $57,966)		57,966

Total Investments - 108.0% (cost $534,129)		599,413
Other Assets and Liabilities, Net - (8.0%)		(44,171)

Total Net Assets - 100.0%		$555,242

JNL/AIM Small Cap Growth Fund

COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 17.6%
Big Lots Inc. (c)	33	$1,091
Brinker International Inc.	50	947
Buffalo Wild Wings Inc. (c) (e)	20	935
Chico’s FAS Inc.	62	648
Choice Hotels International Inc.	26	938
Darden Restaurants Inc.	21	918
DreamWorks Animation SKG Inc. (c)	24	776
Group 1 Automotive Inc. (c) (e)	31	928
Gymboree Corp. (c)	18	753
Jack in the Box Inc. (c)	46	996
Maidenform Brands Inc. (c)	34	969
National CineMedia Inc.	51	907
Penn National Gaming Inc. (c)	38	1,134
PF Chang’s China Bistro Inc. (e)	30	1,397
Pool Corp.	37	745
Steven Madden Ltd. (c)	26	1,064
Tractor Supply Co.	29	1,144
TRW Automotive Holdings Corp. (c)	40	1,676
Warnaco Group Inc. (c)	19	965
Williams-Sonoma Inc.	41	1,309
WMS Industries Inc. (c)	22	853

		21,093

CONSUMER STAPLES - 3.0%
Church & Dwight Co. Inc.	18	1,177
Diamond Foods Inc. (e)	19	777
Nu Skin Enterprises Inc.	35	995
Ralcorp Holdings Inc. (c)	11	632

		3,581

	Shares/Par (p)	Value

ENERGY - 5.1%
Bill Barrett Corp. (c)	24	871
Carrizo Oil & Gas Inc. (c)	36	859
Dril-Quip Inc. (c)	16	996
FMC Technologies Inc. (c)	15	1,058
Goodrich Petroleum Corp. (c) (e)	30	437
Patterson-UTI Energy Inc.	54	918
SandRidge Energy Inc. (c) (e)	168	956

		6,095

FINANCIALS - 8.6%
Affiliated Managers Group Inc. (c)	14	1,113
BioMed Realty Trust Inc. (e)	49	881
Brown & Brown Inc.	30	605
City National Corp.	17	921
Cullen/Frost Bankers Inc.	16	866
Federated Investors Inc. - Class B (e)	31	697
Greenhill & Co. Inc. (e)	13	1,022
Huntington Bancshares Inc.	150	853
optionsXpress Holdings Inc. (c)	37	566
ProAssurance Corp. (c)	19	1,070
Stifel Financial Corp. (c)	14	640
SVB Financial Group (c)	25	1,057

		10,291

HEALTH CARE - 19.8%
Acorda Therapeutics Inc. (c)	29	967
Allscripts Healthcare Solutions Inc. (c)	62	1,140
American Medical Systems Holdings Inc. (c)	49	967
BioMarin Pharmaceutical Inc. (c)	46	1,021
Chemed Corp.	24	1,376
Gen-Probe Inc. (c)	19	941
Health Management Associates Inc. (c)	103	791
Insulet Corp. (c) (e)	41	$583
Martek Biosciences Corp. (c) (e)	43	965
Medicis Pharmaceutical Corp.	37	1,106
Mednax Inc. (c)	20	1,084
Meridian Bioscience Inc.	36	780
NuVasive Inc. (c) (e)	16	563
Parexel International Corp. (c)	39	909
PerkinElmer Inc.	41	946
Perrigo Co.	17	1,063
PSS World Medical Inc. (c)	41	880
Quality Systems Inc. (e)	15	977
RehabCare Group Inc. (c)	28	572
Sirona Dental Systems Inc. (c)	25	913
Techne Corp.	14	842
United Therapeutics Corp. (c)	22	1,236
Valeant Pharmaceuticals International Inc.	57	1,419
VCA Antech Inc. (c)	37	779
Zoll Medical Corp. (c)	29	935

		23,755

INDUSTRIALS - 13.7%
Bucyrus International Inc. - Class A	20	1,366
Continental Airlines Inc. - Class B (c)	17	421
Corrections Corp. of America (c)	47	1,149
CoStar Group Inc. (c) (e)	30	1,448
Forward Air Corp.	33	860
Fuel Tech Inc. (c) (e)	48	304
Hexcel Corp. (c)	55	972
HUB Group Inc. - Class A (c)	38	1,109
Kaydon Corp.	23	797
Knight Transportation Inc. (e)	67	1,287
Lindsay Corp. (e)	15	630
Regal-Beloit Corp.	23	1,355
Tetra Tech Inc. (c)	42	878

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

TransDigm Group Inc.	31	1,944
Wabtec Corp.	25	1,209
Watsco Inc.	13	741

		16,470

INFORMATION TECHNOLOGY - 26.0%
Advanced Energy Industries Inc. (c)	68	883
Alliance Data Systems Corp. (c) (e)	14	881
Ansys Inc. (c)	21	896
Aspen Technology Inc. (c)	74	772
Ciena Corp. (c) (e)	60	933
Cogent Inc. (c)	81	866
Coherent Inc. (c)	23	930
CommVault Systems Inc. (c) (e)	38	986
Cymer Inc. (c)	15	558
F5 Networks Inc. (c)	13	1,324
Fair Isaac Corp.	6	146
Finisar Corp. (c)	21	400
Global Payments Inc.	20	875
GSI Commerce Inc. (c)	34	828
Harmonic Inc. (c)	114	787
Hittite Microwave Corp. (c) (e)	22	1,032
Informatica Corp. (c) (e)	61	2,335
Knot Inc. (c)	70	640
Lawson Software Inc. (c)	129	1,093
Micros Systems Inc. (c)	28	1,204
Microsemi Corp. (c)	51	871
Nice Systems Ltd. - ADR (c)	34	1,073
ON Semiconductor Corp. (c)	106	767
Open Text Corp. (c) (e)	21	1,005
Polycom Inc. (c)	49	1,325
Power Integrations Inc.	23	716
Quest Software Inc. (c)	52	1,291
Semtech Corp. (c)	20	406
SRA International Inc. - Class A (c)	45	$884
SuccessFactors Inc. (c)	49	1,232
Tech Data Corp. (c)	20	806
VistaPrint NV (c)	19	731
Volterra Semiconductor Corp. (c)	39	837
Websense Inc. (c)	47	837

		31,150

MATERIALS - 2.2%
Calgon Carbon Corp. (c)	43	629
Carpenter Technology Corp.	21	722
Grief Inc.	22	1,314

		2,665

TELECOMMUNICATION SERVICES - 1.2%
SBA Communications Corp. (c)	37	1,506

UTILITIES - 1.1%
ITC Holdings Corp.	21	1,300

Total Common Stocks (cost $104,175)		117,906

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$289	15

Total Non-U.S. Government Agency Asset-Backed Securities (cost $289)		15

SHORT TERM INVESTMENTS - 17.2%

Investment Company - 4.6%
JNL Money Market Fund, 0.10% (a) (h)	5,549	5,549

	Shares/Par (p)	Value

Securities Lending Collateral - 12.6%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	14,419	14,419
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	679	679

		15,098

Total Short Term Investments (cost $20,647)		20,647

Total Investments - 115.5% (cost $125,111)		138,568
Other Assets and Liabilities, Net - (15.5%)		(18,607)

Total Net Assets - 100.0%		$119,961

JNL/Capital Guardian Global Balanced Fund

COMMON STOCKS - 65.3%

CONSUMER DISCRETIONARY - 7.6%
Adidas AG	19	$1,189
Anhanguera Educacional Participacoes SA (q) (r)	39	693
Berkeley Group Holdings Plc (c)	12	154
CBS Corp. - Class B	61	964
Coach Inc.	11	455
Daimler AG (c)	49	3,102
Denso Corp.	64	1,895
Discovery Communications Inc. - Class A (c)	24	1,037
DreamWorks Animation SKG Inc. - Class A (c)	10	303
GKN Plc	557	1,481
Hyundai Mobis	6	1,376
Isuzu Motors Ltd.	154	594
Li & Fung Ltd.	120	675
Li Ning Co. Ltd. (e)	69	208
Lowe’s Cos. Inc.	52	1,168
McDonald’s Corp.	3	224
Nike Inc. - Class B	8	665
Pirelli & C. SpA	28	230
PT Astra International Tbk	40	251
SES SA - FDR - Class A	69	1,669
Shimamura Co. Ltd.	8	724
Strayer Education Inc. (e)	3	436
Target Corp.	76	4,040
Time Warner Cable Inc.	4	221
Urban Outfitters Inc. (c)	29	909
Walt Disney Co.	16	530

		25,193

CONSUMER STAPLES - 6.1%
Coca-Cola Amatil Ltd. (e)	28	320
Colgate-Palmolive Co.	12	945
Danone SA	33	2,002
General Mills Inc.	6	219
Imperial Tobacco Group Plc	16	486
Kraft Foods Inc. - Class A	6	197
KT&G Corp.	1	82
KT&G Corp. - GDR (q) (r)	4	128
L’Oreal SA	17	1,855
Magnit OAO - GDR	20	504
Marfrig Frigorificos e Comercio de Alimentos SA	21	209
Nestle SA	22	1,171
PepsiCo Inc.	11	757
Pernod-Ricard SA	16	1,315
Philip Morris International Inc.	64	3,563
Procter & Gamble Co.	48	2,861

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Tesco Plc	237	1,581
United Spirits Ltd.	52	1,809

		20,004

ENERGY - 6.5%
Anadarko Petroleum Corp.	21	1,221
Baker Hughes Inc.	13	545
BG Group Plc	102	1,790
Cairn Energy Plc (c)	75	534
Cameco Corp. (e)	83	2,302
Canadian Natural Resources Ltd.	7	242
Cenovus Energy Inc.	31	877
Chevron Corp.	8	608
China Shenhua Energy Co. Ltd. - Class H	307	1,271
Gazprom OAO - ADR	50	1,058
Halliburton Co.	43	$1,425
Lukloil OAO - ADR	3	153
Noble Energy Inc.	16	1,171
Oil Search Ltd.	29	175
Paladin Energy Ltd. (c)	49	170
Reliance Industries Ltd.	30	655
Royal Dutch Shell Plc - Class A	34	1,031
Sasol Ltd.	31	1,401
Schlumberger Ltd.	27	1,657
SeaDrill Ltd.	11	306
Total SA	26	1,360
Transocean Ltd. (c)	4	244
Uranium One Inc. (c)	30	101
Weatherford International Ltd. (c)	70	1,197

		21,494

FINANCIALS - 11.8%
ACE Ltd.	3	181
Agricultural Bank of China - Class H (c) (q) (r)	863	447
Allianz SE	4	397
Allstate Corp.	49	1,549
AON Corp.	8	317
Arthur J Gallagher & Co.	27	704
AXA SA (q) (r)	6	100
Banco Bradesco SA - ADR (e)	50	1,011
Bangkok Bank Public Co.	48	246
Bank of China Ltd. - Class H	528	277
Bank of New York Mellon Corp.	3	78
Bank Zachodni WBK SA	5	392
Barclays Plc	305	1,434
BNP Paribas (q) (r)	15	1,061
BOC Hong Kong Holdings Ltd.	85	268
CapitaMalls Asia Ltd. (q) (r)	192	315
Charles Schwab Corp.	69	965
China Overseas Land & Investment Ltd.	46	97
CIMB Group Holdings Bhd	165	436
CME Group Inc.	1	182
DBS Group Holdings Ltd.	20	214
DLF Ltd.	345	2,904
First Pacific Co. Ltd.	616	560
Goldman Sachs Group Inc.	10	1,402
Grupo Financiero Inbursa SA	440	1,735
HDFC Bank Ltd.	20	1,085
Housing Development & Infrastructure Ltd. (c)	46	262
HSBC Holdings Plc	39	399
HSBC Holdings Plc	237	2,406
ICICI Bank Ltd.	15	374
Industrial & Commercial Bank of China - Class H	1,475	1,099
Intact Financial Corp.	3	128
Itau Unibanco Holding SA - ADR	10	254
JPMorgan Chase & Co.	56	2,128
Kotak Mahindra Bank Ltd.	11	119

	Shares/Par (p)	Value

Link Real Estate Investment Trust	166	492
Lloyds Banking Group Plc (c)	1,298	1,511
MSCI Inc. - Class A (c)	38	1,252
Muenchener Rueckversicherungs AG	5	646
Plum Creek Timber Co. Inc.	12	420
Powszechny Zaklad Ubezpieczen SA	6	889
Progressive Corp.	72	1,496
Sampo Oyj - Class A	13	341
Sberbank - GDR	1	419
Shinhan Financial Group Co. Ltd.	6	222
SinoPac Financial Holdings Co. Ltd.	1,316	493
Standard Bank Group Ltd.	52	828
Sumitomo Mitsui Financial Group Inc. (q) (r)	11	332
Swire Pacific Ltd. - Class A	27	372
UBS AG (c)	65	1,101
UniCredit SpA (q) (r)	369	$941
Vienna Insurance Group	4	220
Wells Fargo & Co.	12	307
Westpac Banking Corp.	4	99
Wharf Holdings Ltd.	127	817
Yapi ve Kredi Bankasi AS (c)	35	121

		38,845

HEALTH CARE - 5.8%
Allergan Inc.	7	459
Baxter International Inc.	14	668
Bayer AG	20	1,414
Bristol-Myers Squibb Co.	14	380
Celgene Corp. (c)	29	1,688
Cerner Corp. (c) (e)	21	1,797
CSL Ltd.	39	1,243
DaVita Inc. (c)	6	442
Medtronic Inc.	27	913
Merck & Co. Inc.	30	1,115
Novo-Nordisk A/S - Class B	16	1,618
Roche Holding AG	22	2,999
Shire Plc	96	2,158
Shire Plc - ADR (e)	4	249
Synthes Inc.	1	127
Sysmex Corp.	15	1,033
Teva Pharmaceutical Industries Ltd. - ADR	18	950

		19,253

INDUSTRIALS - 5.4%
Adani Enterprises Ltd.	25	363
Andritz AG	9	626
Assa Abloy AB - Class B	46	1,148
BAE Systems Plc	74	395
China Railway Construction Corp. Ltd. - Class H (e)	472	635
China Railway Group Ltd. - Class H (e)	177	139
Cia de Concessoes Rodoviarias	33	845
Danaher Corp.	7	300
East Japan Railway Co.	6	386
Emerson Electric Co.	24	1,264
Fanuc Ltd.	3	344
FedEx Corp.	27	2,317
Jardine Matheson Holdings Ltd.	3	144
Kurita Water Industries Ltd.	41	1,143
Mitsui OSK Lines Ltd.	99	623
Norfolk Southern Corp.	29	1,732
Siemens AG	32	3,384
SMC Corp.	5	633
Sumitomo Corp.	123	1,583

		18,004

INFORMATION TECHNOLOGY - 11.3%
Agilent Technologies Inc. (c)	7	240

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Aixtron AG (e)	58	1,743
Akamai Technologies Inc. (c)	23	1,129
Apple Inc. (c)	7	1,873
ASML Holding NV	52	1,545
Autonomy Corp. Plc (c)	7	208
Broadcom Corp. - Class A	20	708
Canon Inc.	5	219
Cisco Systems Inc. (c)	69	1,505
Delta Electronics Inc.	200	835
First Solar Inc. (c) (e)	8	1,135
Genpact Ltd. (c)	73	1,285
Google Inc. - Class A (c)	5	2,419
HON HAI Precision Industry Co. Ltd.	17	63
HON HAI Precision Industry Co. Ltd. - GDR	44	337
Hynix Semiconductor Inc. (c)	5	94
Ibiden Co. Ltd.	16	$393
International Business Machines Corp.	16	2,146
Juniper Networks Inc. (c) (e)	116	3,524
Keyence Corp.	1	226
KLA-Tencor Corp.	44	1,540
Maxim Integrated Products Inc.	35	652
Microchip Technology Inc. (e)	8	252
Murata Manufacturing Co. Ltd.	27	1,402
NetApp Inc. (c)	3	154
Nintendo Co. Ltd.	13	3,123
Oracle Corp.	17	443
Oracle Corp. Japan	16	781
QUALCOMM Inc.	36	1,629
Redecard SA	6	91
Research In Motion Ltd. (c)	8	404
Samsung Electronics Co. Ltd.	—	230
Samsung Electronics Co. Ltd. - GDR	1	250
SAP AG	28	1,404
Suntech Power Holdings Co. Ltd. - ADR (c) (e)	23	224
TDK Corp. (e)	4	223
Trend Micro Inc.	50	1,504
Visa Inc. - Class A	14	1,003
Yahoo! Japan Corp.	2	548

		37,484

MATERIALS - 5.0%
Air Liquide	4	506
Allegheny Technologies Inc.	30	1,412
Anglo American Plc	10	377
AngloGold Ashanti Ltd. (e)	9	408
Barrick Gold Corp.	19	889
China Shanshui Cement Group Ltd.	549	337
Cliffs Natural Resources Inc.	10	639
CRH Plc	57	944
Evraz Group SA - GDR (c)	3	78
Harmony Gold Mining Co. Ltd	9	95
Harmony Gold Mining Co. Ltd. - ADR (e)	11	121
HeidelbergCement AG	3	126
Holcim Ltd.	20	1,273
Inmet Mining Corp.	6	351
Ivanhoe Mines Ltd. (c)	12	275
LG Chem Ltd.	4	1,179
LG Chem Ltd. - GDR (q) (r)	2	234
Monsanto Co.	27	1,289
Pretoria Portland Cement Co. Ltd.	10	48
PT Indocement Tunggal Prakarsa Tbk	9	19
Rio Tinto Plc	6	339
Sappi Ltd. (c)	124	639
Semen Gresik Persero Tbk PT	473	525
Shin-Etsu Chemical Co. Ltd.	3	151
Stora Enso Oyj - Class R (e)	60	596
Sumitomo Chemical Co. Ltd. (e)	287	1,258
Syngenta AG	4	1,088

	Shares/Par (p)	Value

United Co. RUSAL Plc (c)	144	170
Vale SA - ADR	3	69
Vulcan Materials Co.	19	690
Xstrata Plc	19	369

		16,494

TELECOMMUNICATION SERVICES - 4.5%
America Movil SAB de CV - ADR	3	176
American Tower Corp. - Class A (c)	41	2,086
Bharti Airtel Ltd.	53	435
China Mobile Ltd. (e)	49	502
France Telecom SA	7	162
Koninklijke KPN NV	143	2,206
Magyar Telekom Telecommunications Plc	49	161
Maxis Bhd	252	437
MTN Group Ltd.	13	$235
Qwest Communications International Inc.	100	626
SK Telecom Co. Ltd.	1	207
SK Telecom Co. Ltd. - ADR	16	285
SoftBank Corp.	95	3,108
Telefonos de Mexico SAB de CV	50	37
Telefonos de Mexico SAB de CV - ADR (e)	59	885
Telekomunikacja Polska SA	133	823
Telstra Corp. Ltd.	263	665
TELUS Corp.	5	229
Turk Telekomunikasyon AS	67	302
Verizon Communications Inc.	38	1,225

		14,792

UTILITIES - 1.3%
China Longyuan Power Group Corp. - Class H (c) (e) (q) (r)	236	234
Companhia Energetica de Minas Gerais - ADR (e)	14	229
Edison International	4	144
Electricite de France SA	21	906
GDF Suez	21	737
Hong Kong & China Gas Co. Ltd.	215	544
National Grid Plc	79	669
Veolia Environnement	36	949

		4,412

Total Common Stocks (cost $194,531)		215,975

PREFERRED STOCKS - 0.4%

INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd., 13.00% (f) (r) (q) (c)	7	—

MATERIALS - 0.1%
Vale SA - Class A	6	164

TELECOMMUNICATION SERVICES - 0.1%
Tele Norte Leste Participacoes SA	22	310

UTILITIES - 0.2%
Cia Energetica de Sao Paulo - Class B	52	771
Eletropaulo Metropolitana SA - Class B	2	36

		807

Total Preferred Stocks (cost $1,116)		1,281

WARRANTS - 0.0%
ASAT Holdings Ltd. (f) (r) (q) (c)	—	—

Total Warrants (cost $0)		—

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$826	43

Total Non-U.S. Government Agency Asset-Backed Securities (cost $826)		43

CORPORATE BONDS AND NOTES - 5.6%

CONSUMER DISCRETIONARY - 0.4%
Altegrity Inc., 10.50%, 11/01/15 (q) (r)	200	198
Comcast Corp., 5.88%, 02/15/18	250	289
Nielsen Finance LLC, 10.00%, 08/01/14	200	210
Time Warner Inc., 5.88%, 11/15/16	450	524

		1,221

CONSUMER STAPLES - 0.4%
Anheuser-Busch InBev NV, 8.63%, 01/30/17, EUR	$425	$763
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	250	428
Tesco Plc, 5.50%, 01/13/33, GBP	100	168

		1,359

ENERGY - 0.0%
Evergreen Energy Inc., 8.00%, 08/01/12 (q) (r)	60	21
Petrobras International Finance Co., 6.88%, 01/20/40 (e)	85	97

		118

FINANCIALS - 2.6%
Allied Irish Banks Plc, 12.50%, 06/25/19, EUR	250	332
Bank of America Corp., 5.75%, 12/01/17	480	513
Barclays Bank Plc, 5.13%, 01/08/20 (e)	285	308
Depfa ACS Bank, 3.25%, 02/15/12, EUR	550	735
Eurohypo AG, 4.50%, 01/21/13, EUR	100	145
Ford Motor Credit Co. LLC, 8.00%, 12/15/16 (e)	175	198
Goldman Sachs Group Inc., 5.38%, 03/15/20	300	316
JPMorgan Chase & Co., 4.40%, 07/22/20 (e)	325	333
Liberty Mutual Group Inc., 7.50%, 08/15/36 (q) (r)	350	356
Lloyds TSB Bank Plc, 6.38%, 06/17/16, EUR	500	763
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	333
Muenchener Rueckversicherungs AG, 6.75%, 06/21/23 (i), EUR	150	220
ProLogis, 7.38%, 10/30/19 (e)	600	606
Rodamco Europe Finance BV, 3.75%, 12/12/12, EUR	200	281
Royal Bank of Scotland Plc
4.38%, 07/13/16, EUR	250	359
6.93%, 04/09/18, EUR	550	808
Societe Generale, 5.75%, 04/20/16 (q) (r)	150	163
Standard Chartered Bank, 6.40%, 09/26/17 (q) (r)	300	335
The Governor & Co. of the Bank of Ireland, 10.00%, 02/12/20, EUR	260	339
UBS AG Stamford, 5.88%, 12/20/17	175	198
UniCredito Luxemburg Finance SA, 6.00%, 10/31/17 (q) (r)	150	156
Westfield Europe Finance Plc.
3.63%, 06/27/12, EUR	400	554
5.50%, 06/27/17, GBP	150	253

		8,604

HEALTH CARE - 0.5%
HCA Inc., 9.25%, 11/15/16 (e)	75	81
Pfizer Inc., 6.20%, 03/15/19	400	492

	Shares/Par (p)	Value

Roche Holdings Inc., 6.00%, 03/01/19 (l) (q) (r)	400	485
Schering - Plough Corp., 5.38%, 10/01/14, EUR	350	534
Tenet Healthcare Corp., 8.88%, 07/01/19	200	221

		1,813

INDUSTRIALS - 0.1%
Volvo AB, 5.00%, 05/31/17, EUR	150	217

INFORMATION TECHNOLOGY - 0.1%
NXP BV, 7.88%, 10/15/14 (e)	200	207

TELECOMMUNICATION SERVICES - 0.8%
AT&T Inc., 2.50%, 08/15/15	600	611
AT&T Wireless Services Inc, 8.13%, 05/01/12	250	278
France Telecom SA
7.75%, 03/01/11 (l)	$150	$154
7.50%, 03/14/11, GBP	150	242
Koninklijke KPN NV, 4.75%, 01/17/17, EUR	200	298
Telecom Italia Finance SA, 7.75%, 01/24/33, EUR	150	240
Telecom Italia SpA, 8.25%, 03/21/16, EUR	150	246
Vodafone Group Plc, 4.75%, 06/14/16, EUR	350	525

		2,594

UTILITIES - 0.7%
Abu Dhabi National Energy Co., 6.17%, 10/25/17	300	320
AES Corp., 7.75%, 10/15/15	125	134
AES Panama SA, 6.35%, 12/21/16 (q) (r)	300	320
E.ON International Finance BV, 5.80%, 04/30/18 (e) (r) (q)	500	592
Edison Mission Energy, 7.75%, 06/15/16	150	117
National Grid Plc, 6.30%, 08/01/16 (e)	300	354
Veolia Environnement, 5.25%, 06/03/13	525	575

		2,412

Total Corporate Bonds and Notes (cost $17,749)		18,545

GOVERNMENT AND AGENCY OBLIGATIONS - 25.5%

GOVERNMENT SECURITIES - 23.4%
Sovereign - 16.3%
Argentina Government International Bond, 7.00%, 10/03/15 (f)	425	377
Brazil Notas do Tesouro Nacional - Series B, 6.00%, 05/15/17, BRL	580	676
Brazilian Government International Bond, 12.50%, 01/05/22, BRL	250	181
Bundesrepublic Deutschland, 3.00%, 07/04/20, EUR	3,600	5,244
Canadian Government Bond
4.50%, 06/01/15, CAD	1,750	1,897
4.25%, 06/01/18, CAD	300	328
Colombia Government International Bond
12.00%, 10/22/15, COP	231,000	168
9.85%, 06/28/27, COP	285,000	226
Croatia Government International Bond, 6.75%, 11/05/19 (q) (r)	625	683
Denmark Government Bond, 5.00%, 11/15/13, DKK	11,975	2,440
Dominican Republic International Bond, 8.63%, 04/20/27 (q) (r)	150	177
France Government Bond, 4.25%, 10/25/23, EUR	300	467
German Treasury Bond, 4.00%, 01/04/37, EUR	100	163
Hungary Government Bond, 5.50%, 02/12/14, HUF	100,000	479

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Indonesia Government Bond
12.50%, 03/15/13, IDR	250,000	32
11.00%, 10/15/14, IDR	65,000	8
10.75%, 05/15/16, IDR	145,000	19
12.80%, 06/15/21, IDR	495,000	76
Italy Buoni Poliennali Del Tesoro
5.00%, 02/01/12, EUR	825	1,171
3.75%, 12/15/13, EUR	700	993
Japan Government Bond
1.10%, 03/21/11, JPY	105,000	1,264
1.70%, 09/20/17, JPY	275,000	3,577
2.30%, 12/20/35, JPY	50,000	655
Korea Treasury Bond
4.25%, 09/10/14, KRW	2,550,000	2,293
5.75%, 09/10/18, KRW	200,000	195
Malaysia Government Bond, 5.09%, 04/30/14, MYR	$6,325	$2,178
Mexican Bonos
9.50%, 12/18/14, MXN	32,000	2,924
7.75%, 12/14/17, MXN	3,800	332
Netherlands Government Bond, 3.25%, 07/15/15, EUR	1,250	1,830
Norway Government Bond, 6.50%, 05/15/13, NOK	4,750	890
Poland Government Bond, 5.75%, 04/25/14, PLN	5,250	1,849
Poland Government International Bond
5.25%, 10/25/17, PLN	3,000	1,030
6.38%, 07/15/19	650	766
Queensland Treasury Corp., 6.00%, 10/14/15, AUD	3,500	3,489
Republic of Deutschland
3.75%, 07/04/13, EUR	250	367
4.25%, 07/04/14 - 07/04/18 , EUR	2,945	4,499
3.25%, 07/04/15, EUR	825	1,217
4.75%, 07/04/34, EUR	950	1,698
Republic of Hungary, 6.25%, 01/29/20	500	537
Republic of Iraq, 5.80%, 01/15/28	500	430
Republic of South Africa Government Bond, 8.25%, 09/15/17, ZAR	450	66
Republic of Turkey, 7.50%, 11/07/19	150	184
Republic of Venezuela, 9.38%, 01/13/34	100	68
Singapore Government Bond, 3.75%, 09/01/16, SGD	1,950	1,693
Spanish Government Bond, 4.40%, 01/31/15, EUR	400	575
Sweden Government Bond, 6.75%, 05/05/14, SEK	7,250	1,257
Thailand Government Bond
5.25%, 05/12/14, THB	1,650	59
3.63%, 05/22/15, THB	4,150	143
Turkey Government International Bond
16.00%, 03/07/12, TRY	50	38
6.75%, 05/30/40	150	171
United Kingdom Treasury Bond
2.75%, 01/22/15, GBP	200	329
4.50%, 03/07/19, GBP	375	665
5.00%, 03/07/25, GBP	100	184
4.75%, 12/07/38, GBP	350	631

		53,888

Treasury Inflation Index Securities - 0.6%
Republic of Turkey Inflation Indexed, 10.00%, 02/15/12 (n), TRY	295	228
U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (n)	1,475	1,595

		1,823

	Shares/Par (p)	Value

U.S. Treasury Securities - 6.5%
U.S. Treasury Bond
7.50%, 11/15/16	1,400	1,874
5.25%, 02/15/29	1,000	1,264
4.38%, 02/15/38	1,650	1,859
U.S. Treasury Note
0.75%, 05/31/12	4,500	4,527
2.75%, 02/28/13	2,650	2,794
4.25%, 08/15/13 - 11/15/13 (e)	7,950	8,793
3.50%, 02/15/18	400	442

		21,553

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.1%
Federal National Mortgage Association - 1.8%
Federal National Mortgage Association
4.00%, 06/01/25	$1,957	$2,049
3.50%, 10/15/25	1,475	1,522
6.00%, 07/01/38	1,374	1,478
5.00%, 10/15/40 , TBA (g)	900	947

		5,996

Government National Mortgage Association - 0.3%
Government National Mortgage Association, 4.50%, 11/20/39	819	864

Total Government and Agency Obligations (cost $79,178)		84,124

SHORT TERM INVESTMENTS - 10.1%

Investment Company - 3.3%
JNL Money Market Fund, 0.10% (a) (h)	10,777	10,777

Securities Lending Collateral - 6.8%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	20,741	20,741
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	1,771	1,771

		22,512

Total Short Term Investments (cost $33,289)		33,289

Total Investments - 106.9% (cost $326,689)		353,257

Other Assets and Liabilities, Net - (6.9%)		(22,726)

Total Net Assets - 100.0%		$330,531

JNL/Capital Guardian Global Diversified Research Fund

COMMON STOCKS - 96.9%

CONSUMER DISCRETIONARY - 9.2%
Daimler AG (c)	51	$3,210
Denso Corp.	64	1,906
Discovery Communications Inc. - Class A (c)	33	1,446
DreamWorks Animation SKG Inc. - Class A (c)	48	1,541
Gannett Co. Inc. (e)	83	1,011
Isuzu Motors Ltd.	936	3,610
Lowe’s Cos. Inc.	102	2,274
Mazda Motor Corp.	434	1,045
McDonald’s Corp.	34	2,563
Nike Inc. - Class B	23	1,867
Pirelli & C. SpA	309	2,516
PT Astra International Tbk	187	1,185
Shimamura Co. Ltd.	19	1,755
Strayer Education Inc. (e)	8	1,431
Target Corp.	82	4,366

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Time Warner Cable Inc.	37	1,987
Urban Outfitters Inc. (c)	51	1,607

		35,320

CONSUMER STAPLES - 7.2%
Coca-Cola Amatil Ltd. (e)	288	3,331
Danone SA	59	3,543
General Mills Inc.	77	2,799
Imperial Tobacco Group Plc	83	2,465
Kraft Foods Inc. - Class A	86	2,666
PepsiCo Inc.	43	2,870
Pernod-Ricard SA	66	5,548
Philip Morris International Inc.	27	1,507
Procter & Gamble Co.	53	3,196

		27,925

ENERGY - 13.5%
BG Group Plc	538	9,444
Cairn Energy Plc (c)	419	2,985
Cameco Corp. (e)	63	1,757
Canadian Natural Resources Ltd.	70	2,435
Cenovus Energy Inc.	126	3,621
Chevron Corp.	70	5,698
China Shenhua Energy Co. Ltd. - Class H	922	3,814
Gazprom OAO - ADR	174	3,644
Halliburton Co.	76	2,520
Oil Search Ltd.	226	1,343
Reliance Industries Ltd.	48	1,054
Royal Dutch Shell Plc - Class A	156	4,729
Schlumberger Ltd.	36	2,212
SeaDrill Ltd. (e)	48	1,398
Total SA	42	2,154
Transocean Ltd. (c)	21	1,376
Weatherford International Ltd. (c)	110	1,883

		52,067

FINANCIALS - 18.3%
Allstate Corp.	89	2,802
AON Corp.	65	2,530
AXA SA (q) (r)	25	435
Bank of China Ltd. - Class H	6,845	3,591
Bank of New York Mellon Corp.	37	964
Barclays Plc	548	2,578
BNP Paribas (q) (r)	60	4,253
Charles Schwab Corp.	132	1,832
CIMB Group Holdings Bhd	540	1,429
CME Group Inc. - Class A	8	1,953
DBS Group Holdings Ltd.	175	$1,874
DLF Ltd.	125	1,052
Goldman Sachs Group Inc.	28	4,048
Grupo Financiero Inbursa SA	273	1,076
HSBC Holdings Plc	385	3,898
Industrial & Commercial Bank of China - Class H	5,009	3,732
Intact Financial Corp.	35	1,547
Itau Unibanco Holding SA - ADR	72	1,741
JPMorgan Chase & Co.	54	2,037
Link Real Estate Investment Trust	1,582	4,688
Lloyds Banking Group Plc (c)	2,662	3,099
Muenchener Rueckversicherungs AG	20	2,761
Plum Creek Timber Co. Inc.	25	865
Progressive Corp.	127	2,653
Shinhan Financial Group Co. Ltd.	33	1,270
Sumitomo Mitsui Financial Group Inc. (q) (r)	78	2,258
UBS AG (c)	204	3,460
Wells Fargo & Co.	42	1,066
Westpac Banking Corp.	68	1,520

	Shares/Par (p)	Value

Wharf Holdings Ltd.	551	3,544

		70,556

HEALTH CARE - 8.1%
Allergan Inc.	71	4,744
Bayer AG	37	2,590
Celgene Corp. (c)	37	2,120
Cerner Corp. (e) (c)	19	1,604
CSL Ltd.	67	2,140
DaVita Inc. (c)	7	469
Medtronic Inc.	72	2,425
Merck & Co. Inc.	74	2,739
Novo-Nordisk A/S - Class B	36	3,563
Roche Holding AG	20	2,684
Shire Plc	166	3,746
Synthes Inc.	10	1,112
Sysmex Corp.	19	1,290

		31,226

INDUSTRIALS - 7.3%
Assa Abloy AB - Class B	101	2,545
BAE Systems Plc	238	1,281
China Railway Construction Corp. Ltd. - Class H	938	1,262
China Railway Group Ltd. - Class H (e)	1,715	1,344
Cia de Concessoes Rodoviarias	39	999
Cummins Inc.	23	2,092
Danaher Corp.	45	1,828
East Japan Railway Co.	24	1,455
Emerson Electric Co.	27	1,406
FedEx Corp.	33	2,839
Jardine Matheson Holdings Ltd.	24	1,101
Kurita Water Industries Ltd.	42	1,155
Mitsui OSK Lines Ltd.	232	1,459
Norfolk Southern Corp.	34	2,011
Siemens AG	41	4,294
Sumitomo Corp.	101	1,301

		28,372

INFORMATION TECHNOLOGY - 14.6%
Aixtron AG (e)	38	1,127
Apple Inc. (c)	13	3,575
ASML Holding NV	95	2,849
ASML Holding NV - NYS	14	425
Canon Inc.	42	1,960
Cisco Systems Inc. (c)	86	1,888
Delta Electronics Inc.	393	1,642
First Solar Inc. (e) (c)	6	914
Google Inc. - Class A (c)	6	$3,050
Ibiden Co. Ltd.	45	1,140
International Business Machines Corp.	27	3,595
Juniper Networks Inc. (c)	78	2,358
Keyence Corp.	12	2,528
KLA-Tencor Corp.	34	1,205
Maxim Integrated Products Inc.	182	3,369
Murata Manufacturing Co. Ltd.	30	1,581
NetApp Inc. (c)	28	1,409
Nintendo Co. Ltd.	7	1,824
Oracle Corp.	71	1,909
Oracle Corp. Japan	22	1,048
QUALCOMM Inc.	102	4,584
Samsung Electronics Co. Ltd.	1	865
Samsung Electronics Co. Ltd. - GDR	9	3,008
SAP AG	49	2,428
TDK Corp. (e)	28	1,539
Trend Micro Inc.	57	1,695

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Visa Inc. - Class A	37	2,710

		56,225

MATERIALS - 9.3%
Air Products & Chemicals Inc.	27	2,195
Allegheny Technologies Inc.	47	2,165
Anglo American Plc	81	3,213
Barrick Gold Corp.	40	1,847
Cliffs Natural Resources Inc.	47	3,023
CRH Plc	78	1,273
HeidelbergCement AG	22	1,044
Holcim Ltd.	18	1,165
Inmet Mining Corp.	54	3,003
LG Chem Ltd. - GDR (q) (r)	21	3,056
Monsanto Co.	16	776
Rio Tinto Plc	54	3,155
Shin-Etsu Chemical Co. Ltd.	31	1,510
Stora Enso Oyj - Class R (e)	243	2,402
Sumitomo Chemical Co. Ltd.	406	1,780
Vale SA - ADR	50	1,393
Xstrata Plc	160	3,065

		36,065

TELECOMMUNICATION SERVICES - 7.0%
American Tower Corp. - Class A (c)	173	8,883
Bharti Airtel Ltd.	250	2,038
France Telecom SA	97	2,102
Koninklijke KPN NV	235	3,639
MTN Group Ltd.	138	2,495
Qwest Communications International Inc.	280	1,754
SoftBank Corp.	94	3,088
Telstra Corp. Ltd.	546	1,382
TELUS Corp.	38	1,611

		26,992

UTILITIES - 2.4%
Edison International	48	1,647
GDF Suez	53	1,908
Hong Kong & China Gas Co. Ltd.	875	2,215
National Grid Plc	218	1,850
Veolia Environnement	60	1,589

		9,209

Total Common Stocks (cost $335,368)		373,957

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$810	$42

Total Non-U.S. Government Agency Asset-Backed Securities (cost $810)		42

CORPORATE BONDS AND NOTES - 0.1%

ENERGY - 0.1%
Seadrill Ltd., 3.63%, 11/08/12	300	333

Total Corporate Bonds and Notes (cost $180)		333

SHORT TERM INVESTMENTS - 5.9%

Investment Company - 2.6%

JNL Money Market Fund, 0.10% (a) (h)	9,933	9,933

Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	11,453	11,453

	Shares/Par (p)	Value

Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	1,305	1,305

		12,758

Total Short Term Investments (cost $22,691)		22,691

Total Investments - 102.9% (cost $359,049)		397,023
Other Assets and Liabilities, Net - (2.9%)		(11,168)

Total Net Assets - 100.0%		$385,855

JNL/Capital Guardian U.S. Growth Equity Fund

COMMON STOCKS - 91.0%

CONSUMER DISCRETIONARY - 14.3%
Coach Inc.	331	$14,198
Comcast Corp. - Class A	310	5,610
DreamWorks Animation SKG Inc. - Class A (c)	368	11,749
Lowe’s Cos. Inc.	175	3,910
Scripps Networks Interactive Inc. - Class A	79	3,745
Strayer Education Inc. (e)	14	2,408
Target Corp.	382	20,398
Tiffany & Co.	296	13,914
Time Warner Cable Inc.	79	4,287
Time Warner Inc.	67	2,058
Urban Outfitters Inc. (c)	331	10,419
Viacom Inc. - Class B	376	13,622

		106,318

CONSUMER STAPLES - 8.1%
Alberto-Culver Co.	108	4,078
Avon Products Inc.	184	5,895
Colgate-Palmolive Co.	99	7,632
General Mills Inc.	91	3,311
PepsiCo Inc.	282	18,763
Philip Morris International Inc.	247	13,837
Procter & Gamble Co.	121	7,250

		60,766

ENERGY - 9.1%
Anadarko Petroleum Corp.	155	8,826
Baker Hughes Inc.	67	2,858
Cenovus Energy Inc.	164	4,707
Halliburton Co.	261	8,625
Noble Energy Inc.	55	4,145
Schlumberger Ltd.	361	22,253
Transocean Ltd. (c)	59	3,819
Weatherford International Ltd. (c)	731	12,502

		67,735

FINANCIALS - 5.1%
Bank of New York Mellon Corp.	122	3,180
Charles Schwab Corp.	619	8,607
Goldman Sachs Group Inc.	95	13,706
JPMorgan Chase & Co.	161	6,129
Progressive Corp.	209	4,360
RenaissanceRe Holdings Ltd.	34	2,039

		38,021

HEALTH CARE - 13.3%
Allergan Inc.	196	13,053
Boston Scientific Corp. (c)	946	5,800
Celgene Corp. (c)	282	16,263
Cerner Corp. (c) (e)	306	25,676

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

DaVita Inc. (c)	9	607
Medtronic Inc.	370	12,435
Merck & Co. Inc.	81	2,993
Shire Plc - ADR (e)	214	14,405
Teva Pharmaceutical Industries Ltd. - ADR	62	3,270
Universal Health Services Inc. - Class B	110	4,282

		98,784

INDUSTRIALS - 6.2%
Danaher Corp. (e)	215	8,747
Emerson Electric Co.	74	3,886
FedEx Corp.	165	14,099
Illinois Tool Works Inc.	149	7,025
Iron Mountain Inc.	259	$5,790
Jacobs Engineering Group Inc. (c)	39	1,490
WW Grainger Inc.	42	5,015

		46,052

INFORMATION TECHNOLOGY - 27.2%
Akamai Technologies Inc. (c)	121	6,092
Apple Inc. (c)	85	24,232
Broadcom Corp. - Class A	310	10,953
Cisco Systems Inc. (c)	760	16,633
eBay Inc. (c)	87	2,128
First Solar Inc. (c) (e)	66	9,725
Google Inc. - Class A (c)	58	30,601
International Business Machines Corp.	29	3,863
Jabil Circuit Inc.	331	4,771
Juniper Networks Inc. (c) (e)	549	16,665
KLA-Tencor Corp.	217	7,652
Maxim Integrated Products Inc.	183	3,387
NetApp Inc. (c)	77	3,834
Nintendo Co. Ltd. - ADR	318	9,925
Oracle Corp.	659	17,689
Paychex Inc.	115	3,159
QUALCOMM Inc.	437	19,695
Visa Inc. - Class A	161	11,926

		202,930

MATERIALS - 5.3%
Allegheny Technologies Inc.	255	11,835
Cliffs Natural Resources Inc.	96	6,149
Ecolab Inc.	96	4,866
Monsanto Co.	239	11,451
Vulcan Materials Co.	151	5,571

		39,872

TELECOMMUNICATION SERVICES - 2.4%
American Tower Corp. - Class A (c)	343	17,592

Total Common Stocks (cost $606,589)		678,070

INVESTMENT COMPANIES - 2.5%
iShares Russell 1000 Growth Fund	363	18,642

Total Investment Companies (cost $18,058)		18,642

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$1,051	54

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,051)		54

SHORT TERM INVESTMENTS - 9.3%

Investment Company - 6.0%
JNL Money Market Fund, 0.10% (a) (h)	44,506	44,506

	Shares/Par (p)	Value

Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	22,064	22,064
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	2,477	2,477

		24,541

Total Short Term Investments (cost $69,047)		69,047

Total Investments - 102.8% (cost $694,745)		765,813
Other Assets and Liabilities, Net - (2.8%)		(20,882)

Total Net Assets - 100.0%		$744,931

JNL/Credit Suisse Commodity Securities Fund

COMMON STOCKS - 44.5%

ENERGY - 9.6%
Anadarko Petroleum Corp.	19	$1,068
Apache Corp.	13	1,311
ARC Energy Trust	1	20
Arch Coal Inc.	3	76
BG Group Plc	143	2,514
BP Plc	799	5,371
Cabot Oil & Gas Corp. - Class A	1	37
Cairn Energy Plc (c)	1	6
Caltex Australia Ltd.	1	15
Cameco Corp.	3	77
Canadian Natural Resources Ltd.	41	1,408
Canadian Oil Sands Trust	2	49
Cenovus Energy Inc.	18	509
Chesapeake Energy Corp.	16	367
Chevron Corp.	84	6,812
Cimarex Energy Co.	1	90
ConocoPhillips	59	3,399
Consol Energy Inc.	2	71
Cosmo Oil Co. Ltd.	7	18
Crescent Point Energy Corp.	1	18
Denbury Resources Inc. (c)	4	69
Devon Energy Corp.	14	928
El Paso Corp.	7	87
Enbridge Inc.	12	648
EnCana Corp.	18	535
ENI SpA	112	2,412
EOG Resources Inc.	8	706
Exxon Mobil Corp.	216	13,363
Galp Energia SGPS SA	37	647
Gazprom OAO - ADR	78	1,627
Hellenic Petroleum SA	—	1
Hess Corp.	9	559
Idemitsu Kosan Co. Ltd.	—	2
Imperial Oil Ltd.	4	137
INPEX Corp.	—	89
Japan Petroleum Exploration Co.	—	3
JX Holdings Inc.	35	203
Lundin Petroleum AB (c)	—	1
Marathon Oil Corp.	31	1,014
Mongolia Energy Co. Ltd. (c)	1	—
Murphy Oil Corp.	3	158
Neste Oil Oyj	—	1
Newfield Exploration Co. (c)	3	189
Nexen Inc.	11	230
Noble Energy Inc.	3	234

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Occidental Petroleum Corp.	29	2,297
OMV AG	—	4
Origin Energy Ltd.	25	389
Peabody Energy Corp.	6	304
PetroHawk Energy Corp. (c)	3	52
Petroleo Brasileiro SA - Petrobras - ADR	76	2,746
Pioneer Natural Resources Co.	4	259
Plains Exploration & Production Co. (c)	2	61
Range Resources Corp.	6	220
Repsol YPF SA	37	947
Rosneft Oil Co. - GDR (c)	156	1,043
Royal Dutch Shell Plc	151	4,411
Santos Ltd.	26	321
Saras SpA (c)	—	1
SBM Offshore NV	2	35
Showa Shell Sekiyu KK	—	1
Southwestern Energy Co. (c)	6	217
Spectra Energy Corp.	16	$368
StatoilHydro ASA	48	996
Suncor Energy Inc.	57	1,846
Sunoco Inc.	1	49
Talisman Energy Inc.	39	680
TonenGeneral Sekiyu KK	—	3
Total SA	91	4,696
TransCanada Corp. (e)	18	674
Tullow Oil Plc	33	655
Valero Energy Corp.	14	246
Williams Cos. Inc.	14	275

Woodside Petroleum Ltd.	13	551
		71,426

MATERIALS - 34.9%
Acerinox SA	28	505
Agnico-Eagle Mines Ltd.	27	1,915
Agrium Inc.	6	483
Air Liquide	14	1,737
Air Products & Chemicals Inc.	14	1,167
Akzo Nobel NV	16	1,000
Alcoa Inc.	193	2,342
Allegheny Technologies Inc.	17	795
Alumina Ltd.	293	512
Anglo American Plc	265	10,525
Antofagasta Plc	81	1,580
ArcelorMittal	181	5,971
Asahi Kasei Corp.	21	116
Barrick Gold Corp.	214	9,901
BASF SE	50	3,185
BHP Billiton Plc	1,214	38,627
BlueScope Steel Ltd.	409	871
Celanese Corp. - Class A	2	67
CF Industries Holdings Inc.	2	204
Cliffs Natural Resources Inc.	19	1,233
Commercial Metals Co.	36	514
Daicel Chemical Industries Ltd.	—	3
Daido Steel Co. Ltd.	44	214
Denki Kagaku Kogyo K K	1	3
DIC Corp.	1	2
Dow Chemical Co.	62	1,700
Dowa Holdings Co. Ltd.	43	256
DuluxGroup Ltd. (c)	14	37
Eastman Chemical Co.	3	197
Ecolab Inc.	7	378
EI Du Pont de Nemours & Co.	42	1,896
Eldorado Gold Corp.	101	1,869
Eramet	1	161
Eurasian Natural Resources Corp.	36	513
First Quantum Minerals Ltd.	14	1,080
Fortescue Metals Group Ltd. (c)	195	983

	Shares/Par (p)	Value

Franco-Nevada Corp.	21	651
Freeport-McMoRan Copper & Gold Inc.	73	6,245
Fresnillo Plc	12	230
Givaudan SA	—	63
Goldcorp Inc.	132	5,756
Hitachi Chemical Co. Ltd.	—	2
Hitachi Metals Ltd.	25	294
Holmen AB	28	869
Iamgold Corp.	50	877
Incitec Pivot Ltd.	51	178
International Flavors & Fragrances Inc.	—	16
International Paper Co.	388	8,443
JFE Holdings Inc.	107	3,259
Johnson Matthey Plc	39	1,087
JSR Corp.	1	24
K+S AG	4	236
Kaneka Corp.	—	3
Kansai Paint Co. Ltd.	—	$3
Kazakhmys Plc	40	919
Kinross Gold Corp.	130	2,447
Kobe Steel Ltd.	451	1,059
Koninklijke DSM NV	3	175
Kuraray Co. Ltd.	1	6
Linde AG	7	883
Lonmin Plc (c)	29	771
Maruichi Steel Tube Ltd.	—	6
MeadWestvaco Corp.	171	4,180
Mitsubishi Chemical Holdings Corp.	18	92
Mitsubishi Gas Chemical Co. Inc.	6	35
Mitsubishi Materials Corp. (c)	183	526
Mitsui Chemicals Inc.	8	22
Mitsui Mining & Smelting Co. Ltd.	75	215
Monsanto Co.	35	1,697
Mosaic Co.	3	205
Newcrest Mining Ltd.	116	4,442
Newmont Mining Corp.	113	7,127
Nippon Paper Group Inc. (e)	92	2,308
Nippon Steel Corp.	959	3,263
Nissan Chemical Industries Ltd.	—	2
Nisshin Steel Co. Ltd.	100	178
Nitto Denko Corp.	7	258
Norsk Hydro ASA	155	933
Novozymes A/S	—	7
Nucor Corp.	64	2,458
Nufarm Ltd. (c)	1	5
OJI Paper Co. Ltd.	848	3,750
OneSteel Ltd.	161	455
Orica Ltd.	14	346
OSAKA Titanium Technologies Co. Ltd.	2	103
Outokumpu Oyj	10	205
OZ Minerals Ltd.	456	641
Potash Corp of Saskatchewan Inc.	16	2,311
PPG Industries Inc.	8	565
Praxair Inc.	19	1,683
Randgold Resources Ltd.	14	1,381
Rautaruukki Oyj	6	114
Rio Tinto Ltd.	87	6,464
Rio Tinto Plc	262	15,312
Salzgitter AG	8	525
Shin-Etsu Chemical Co. Ltd.	25	1,198
Showa Denko KK	55	105
Sigma-Aldrich Corp.	3	206
Silver Wheaton Corp. (c)	50	1,334
Sims Metal Management Ltd.	21	358
Sino-Forest Corp. (c)	198	3,303
Solvay SA	1	127
SSAB Svenskt Stal AB	38	609
Steel Dynamics Inc.	22	312

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Stora Enso Oyj	515	5,085
Sumitomo Chemical Co. Ltd.	60	263
Sumitomo Metal Industries Ltd.	605	1,529
Sumitomo Metal Mining Co. Ltd.	108	1,650
Svenska Cellulosa AB	532	8,091
Syngenta AG	4	1,109
Taiyo Nippon Sanso Corp.	—	4
Teck Resources Ltd.	85	3,480
Teijin Ltd.	10	33
ThyssenKrupp AG	69	2,243
Tokuyama Corp.	—	2
Tokyo Steel Manufacturing Co. Ltd.	9	105
Toray Industries Inc.	17	95
Tosoh Corp.	5	13
Ube Industries Ltd.	10	22
Umicore	41	1,779
United States Steel Corp.	25	1,094
UPM-Kymmene Oyj	503	$8,618
Vale SA - ADR	288	8,996
Vedanta Resources Plc	27	915
Voestalpine AG	16	597
Wacker Chemie AG	—	3
Weyerhaeuser Co.	487	7,677
Xstrata Plc	396	7,576
Yamana Gold Inc.	119	1,354
Yamato Kogyo Co. Ltd.	4	94
Yara International ASA	12	534

		259,365

Total Common Stocks (cost $301,832)		330,791

INVESTMENT COMPANIES - 6.0%
Energy Select Sector SPDR Fund	205	11,515
Materials Select Sector SPDR Fund	1,006	32,960

Total Investment Companies (cost $42,175)		44,475

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$317	16

Total Non-U.S. Government Agency Asset-Backed Securities (cost $317)		16

COMMODITY INDEXED STRUCTURED NOTES - 18.7%
Bank of America Corp. Commodity Linked Note - Series DJUB, 0.16%, 06/07/11 (i) (f)	7,000	7,808
Bank of America Corp. Commodity Linked Note, 0.09%, 08/18/11 (i) (f)	10,000	13,369
Bank of America Corp. Commodity Linked Note, 0.01%, 10/24/11 (i) (f)	10,000	10,355
BNP Paribas Commodity Linked Note, 0.15%, 11/26/10 (i) (f) (s)	5,000	6,421
BNP Paribas Commodity Linked Note, 0.01%, 01/13/11 (i) (f) (s)	14,000	18,291
Deutsche Bank AG London Commodity Linked Note, 0.07%, 02/15/11 (i) (f)	12,500	13,502
Eksportfinans ASA Commodity Linked Note, 0.09%, 11/22/10 (i) (f)	20,000	28,495
Societe Generale Commodity Linked Note, 0.28%, 01/13/11 (f) (s) (i)	10,000	13,854
Societe Generale Commodity Linked Note, 0.34%, 08/19/11 (f) (s) (i)	10,000	13,457
Svensk Exportkredit AB Commodity Linked Note, 0.03%, 03/02/11 (i) (f)	12,000	13,875

Total Commodity Indexed Structured Notes (cost $110,500)		139,427

	Shares/Par (p)	Value

SHORT TERM INVESTMENTS - 31.0%
Investment Company - 30.7%
JNL Money Market Fund, 0.10% (a) (h)	228,184	228,184

Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	1,543	1,543
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	1,026	1,026

		2,569

Total Short Term Investments (cost $230,753)		230,753

Total Investments - 100.2% (cost $685,577)		745,462
Other Assets and Liabilities, Net - (0.2%)		(1,383)

Total Net Assets - 100.0%		$744,079

JNL/Credit Suisse Long/Short Fund

COMMON STOCKS - 130.0%

CONSUMER DISCRETIONARY - 15.4%
Amazon.com Inc. (c)	1	$141
Autoliv Inc. (o)	4	265
AutoNation Inc. (c)	1	21
Best Buy Co. Inc. (o)	40	1,641
Big Lots Inc. (c)	10	326
Comcast Corp. - Class A (o)	33	604
DeVry Inc. (o)	39	1,909
Eastman Kodak Co. (c)	1	5
Expedia Inc.	5	130
Ford Motor Co. (c) (o)	58	707
Goodyear Tire & Rubber Co. (c)	21	227
H&R Block Inc.	9	118
J Crew Group Inc. (c)	11	366
Johnson Controls Inc.	4	122
Lear Corp. (c)	9	702
Limited Brands Inc.	16	429
Macy’s Inc. (o)	22	503
Mattel Inc. (o)	23	533
Office Depot Inc. (c)	3	13
Priceline.com Inc. (c)	10	3,379
RadioShack Corp.	1	28
Sears Holdings Corp. (c)	1	36
Target Corp.	6	342
Time Warner Cable Inc.	13	702
Time Warner Inc.	6	172
TJX Cos. Inc. (o)	23	1,004
VF Corp.	3	267
Viacom Inc. - Class B	2	87
Washington Post Co.	—	53
Whirlpool Corp. (o)	18	1,425

		16,257

CONSUMER STAPLES - 8.6%
Brown-Forman Corp. - Class B	1	68
Dr. Pepper Snapple Group Inc. (o)	50	1,772
Estee Lauder Cos. Inc. (o)	51	3,212
Hershey Co. (o)	50	2,382
Procter & Gamble Co. (o)	3	186
Sara Lee Corp.	7	98
Tyson Foods Inc. (o)	88	1,407

		9,125

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

ENERGY - 14.8%
Chevron Corp. (o)	60	4,847
ConocoPhillips (o)	72	4,106
Diamond Offshore Drilling Inc.	1	47
Exxon Mobil Corp. (o)	27	1,644
Hess Corp. (o)	26	1,525
Marathon Oil Corp.	47	1,562
National Oilwell Varco Inc. (o)	30	1,352
Peabody Energy Corp.	2	88
Whiting Petroleum Corp. (c)	5	459

		15,630

FINANCIALS - 21.4%
AFLAC Inc. (o)	32	1,644
American Express Co. (o)	34	1,433
American International Group Inc. (c)	1	55
Ameriprise Financial Inc.	6	275
Annaly Capital Management Inc.	—	4
Bank of America Corp. (o)	20	260
Berkshire Hathaway Inc. - Class B (c)	56	4,596
Capital One Financial Corp. (o)	79	3,128
Citigroup Inc. (c) (o)	225	$878
Eaton Vance Corp.	21	607
Federated Investors Inc. - Class B	1	21
First American Financial Corp.	—	3
Genworth Financial Inc. - Class A (c)	8	93
Hudson City Bancorp Inc. (o)	5	61
JPMorgan Chase & Co. (o)	83	3,167
M&T Bank Corp.	1	66
Moody’s Corp.	24	607
MSCI Inc. (c) (o)	9	304
PNC Financial Services Group Inc.	4	228
Travelers Cos. Inc. (o)	30	1,558
U.S. Bancorp (o)	4	82
Ventas Inc.	12	603
Waddell & Reed Financial Inc. - Class A	3	71
Wells Fargo & Co. (o)	114	2,868

		22,612

HEALTH CARE - 17.9%
Abbott Laboratories	27	1,410
Amgen Inc. (c) (o)	47	2,601
Cardinal Health Inc.	4	122
CareFusion Corp. (c)	2	37
Cephalon Inc. (c) (o)	44	2,748
Eli Lilly & Co.	5	175
Endo Pharmaceuticals Holdings Inc. (c)	13	416
Express Scripts Inc. (c) (o)	19	930
Gilead Sciences Inc. (c) (o)	58	2,048
Hospira Inc. (c)	39	2,221
Humana Inc. (c) (o)	64	3,205
Johnson & Johnson	3	174
King Pharmaceuticals Inc. (c) (o)	87	869
McKesson Corp. (o)	16	988
Medtronic Inc. (o)	20	662
Tenet Healthcare Corp. (c)	3	13
UnitedHealth Group Inc.	11	379
WellPoint Inc. (c)	—	6

		19,004

INDUSTRIALS - 3.8%
Caterpillar Inc.	6	496
Crane Co.	—	4
Cummins Inc.	2	199
Eaton Corp.	2	190
General Electric Co. (o)	31	502
Parker Hannifin Corp.	5	350

	Shares/Par (p)	Value

Raytheon Co. (o)	16	713
Regal-Beloit Corp.	8	475
Timken Co.	19	717
United Parcel Service Inc. - Class B	6	387

		4,033

INFORMATION TECHNOLOGY - 30.6%
Altera Corp. (o)	94	2,832
Analog Devices Inc.	65	2,030
Apple Inc. (c) (o)	16	4,427
Cisco Systems Inc. (c)	21	462
Dolby Laboratories Inc. - Class A (c)	3	148
EMC Corp. (c)	16	323
First Solar Inc. (c)	1	74
Gartner Inc. - Class A (c)	—	10
Google Inc. - Class A (c) (o)	9	4,469
Harris Corp. (o)	46	2,046
Intel Corp. (o)	143	2,752
International Business Machines Corp. (o)	30	4,051
Jabil Circuit Inc.	20	282
LSI Corp. (c)	7	31
Microchip Technology Inc.	2	60
Microsoft Corp. (o)	173	$4,239
National Semiconductor Corp.	6	82
Oracle Corp. (o)	39	1,047
Visa Inc. - Class A	7	542
Western Digital Corp. (c) (o)	86	2,445

		32,352

MATERIALS - 5.2%
EI Du Pont de Nemours & Co.	15	665
Freeport-McMoRan Copper & Gold Inc.	7	572
International Paper Co. (o)	10	217
Lubrizol Corp.	8	806
PPG Industries Inc.	43	3,160
United States Steel Corp.	1	61

		5,481

TELECOMMUNICATION SERVICES - 4.7%
AT&T Inc. (o)	171	4,876
Qwest Communications International Inc.	3	17
Sprint Nextel Corp. (c) (o)	30	137

		5,030

UTILITIES - 7.6%
Atmos Energy Corp.	10	301
CMS Energy Corp.	1	22
Constellation Energy Group Inc. (o)	98	3,160
DTE Energy Co.	61	2,802
Integrys Energy Group Inc.	28	1,452
Pinnacle West Capital Corp.	8	338

		8,075

Total Common Stocks (cost $136,410)		137,599

SHORT TERM INVESTMENTS - 2.3%

Investment Company - 2.3%
JNL Money Market Fund, 0.10% (a) (h)	2,422	2,422

Total Short Term Investments (cost $2,422)		2,422

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Total Investments - 132.3% (cost $138,832)		140,021
Total Securities Sold Short - (32.3)% (proceeds $31,827)		(34,148)
Other Assets and Liabilities, Net - (0.0% )		(2)

Total Net Assets - 100.0%		$105,871

Securities Sold Short - 32.3%

COMMON STOCKS - 32.3%

CONSUMER DISCRETIONARY - 4.5%
Abercrombie & Fitch Co. - Class A	2	$59
Advance Auto Parts Inc.	1	29
American Eagle Outfitters Inc.	3	43
Apollo Group Inc. - Class A	1	62
AutoZone Inc.	—	69
Bed Bath & Beyond Inc.	2	74
BorgWarner Inc.	1	47
Carmax Inc.	2	67
Carnival Corp.	2	84
CBS Corp. - Class B	4	65
Chipotle Mexican Grill Inc. - Class A	—	52
Coach Inc.	2	73
CTC Media Inc.	—	9
Darden Restaurants Inc.	2	64
DirecTV - Class A	3	129
Discovery Communications Inc. - Class A	2	74
Dollar Tree Inc.	1	49
DR Horton Inc.	5	$53
DreamWorks Animation SKG Inc.	1	41
Family Dollar Stores Inc.	1	53
Fortune Brands Inc.	1	59
Fossil Inc.	1	43
GameStop Corp. - Class A	3	49
Gannett Co. Inc.	4	46
Gap Inc.	3	60
Gentex Corp.	3	49
Genuine Parts Co.	2	67
Guess? Inc.	1	45
HanesBrands Inc.	2	47
Harley-Davidson Inc.	2	60
Harman International Industries Inc.	2	50
Hasbro Inc.	1	58
Home Depot Inc.	5	168
International Game Technology	4	53
Interpublic Group of Cos. Inc.	5	53
J.C. Penney Co. Inc.	2	63
Jarden Corp.	—	6
Kohl’s Corp.	2	79
Leggett & Platt Inc.	3	57
Lennar Corp.	4	54
Liberty Media - Starz	1	52
Liberty Media Corp. - Interactive	2	32
Lowe’s Cos. Inc.	5	111
Marriott International Inc. - Class A	2	65
McDonald’s Corp.	3	238
McGraw-Hill Cos. Inc.	2	66
Meredith Corp.	1	43
Newell Rubbermaid Inc.	1	25
News Corp. - Class A	7	85
Nike Inc. - Class B	1	112
Nordstrom Inc.	2	60
O’Reilly Automotive Inc.	1	64
Omnicom Group Inc.	2	67
Panera Bread Co. - Class A	1	44
PetSmart Inc.	1	45
Phillips-Van Heusen Corp.	1	48

	Shares/Par (p)	Value

Polo Ralph Lauren Corp.	1	63
Pulte Homes Inc.	6	52
Ross Stores Inc.	1	55
Scripps Networks Interactive Inc.	1	57
Service Corp. International	6	48
Stanley Black & Decker Inc.	1	61
Staples Inc.	4	82
Starbucks Corp.	3	87
Starwood Hotels & Resorts Worldwide Inc.	1	68
Tiffany & Co.	1	56
Tractor Supply Co.	1	40
TRW Automotive Holdings Corp.	1	46
Tupperware Brands Corp.	1	50
Urban Outfitters Inc.	2	50
Walt Disney Co.	3	109
Warnaco Group Inc.	1	41
WMS Industries Inc.	1	46
Wyndham Worldwide Corp.	2	58
Wynn Resorts Ltd.	1	61
Yum! Brands Inc.	2	97

		4,746

CONSUMER STAPLES - 3.5%
Altria Group Inc.	7	161
Archer-Daniels-Midland Co.	3	89
Avon Products Inc.	2	74
BJ’s Wholesale Club Inc.	1	42
Campbell Soup Co.	2	57
Church & Dwight Co. Inc.	1	39
Clorox Co.	1	$67
Coca-Cola Co.	4	205
Coca-Cola Enterprises Inc.	2	65
Colgate-Palmolive Co.	2	138
ConAgra Foods Inc.	3	59
Constellation Brands Inc. - Class A	3	50
Costco Wholesale Corp.	2	116
CVS Caremark Corp.	5	151
Dean Foods Co.	5	47
Del Monte Foods Co.	3	38
Energizer Holdings Inc.	1	40
Flowers Foods Inc.	2	37
General Mills Inc.	3	102
HJ Heinz Co.	2	76
Hormel Foods Corp.	1	49
JM Smucker Co.	1	61
Kellogg Co.	2	76
Kimberly-Clark Corp.	2	104
Kraft Foods Inc. - Class A	6	173
Kroger Co.	3	74
Lorillard Inc.	1	72
McCormick & Co. Inc.	1	55
Mead Johnson Nutrition Co.	1	68
Molson Coors Brewing Co.	1	57
PepsiCo Inc.	4	292
Philip Morris International Inc.	5	274
Reynolds American Inc.	1	65
Safeway Inc.	3	70
Smithfield Foods Inc.	—	3
SUPERVALU Inc.	—	2
Sysco Corp.	3	77
Wal-Mart Stores Inc.	6	300
Walgreen Co.	3	114
Whole Foods Market Inc.	2	56

		3,695

DIVERSIFIED - 0.1%
Leucadia National Corp.	2	54

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

ENERGY - 2.6%
Alpha Natural Resources Inc.	1	45
Anadarko Petroleum Corp.	2	108
Apache Corp.	1	117
Arch Coal Inc.	2	45
Baker Hughes Inc.	2	90
Cabot Oil & Gas Corp. - Class A	2	51
Cameron International Corp.	2	73
Chesapeake Energy Corp.	4	79
Cimarex Energy Co.	1	40
Concho Resources Inc.	1	46
Consol Energy Inc.	2	63
Continental Resources Inc.	1	46
Denbury Resources Inc.	4	60
Devon Energy Corp.	1	32
Dresser-Rand Group Inc.	1	33
Dril-Quip Inc.	1	50
El Paso Corp.	5	64
EOG Resources Inc.	1	102
EQT Corp.	2	58
EXCO Resources Inc.	3	48
FMC Technologies Inc.	1	62
Forest Oil Corp.	1	42
Halliburton Co.	4	119
Helmerich & Payne Inc.	1	49
Massey Energy Co.	2	53
Murphy Oil Corp.	1	74
Nabors Industries Ltd.	3	45
Newfield Exploration Co.	1	52
Noble Energy Inc.	1	$75
Occidental Petroleum Corp.	—	31
Oceaneering International Inc.	1	43
Oil States International Inc.	1	47
Pioneer Natural Resources Co.	1	65
Plains Exploration & Production Co.	2	43
Pride International Inc.	2	47
QEP Resources Inc.	1	39
Range Resources Corp.	2	65
Rowan Cos. Inc.	2	52
Schlumberger Ltd.	2	135
SM Energy Co.	1	41
Southwestern Energy Co.	2	74
Spectra Energy Corp.	4	79
Sunoco Inc.	2	58
Tesoro Corp.	4	49
Williams Cos. Inc.	4	67

		2,756

FINANCIALS - 4.6%
ACE Ltd.	2	93
Allstate Corp.	3	88
AON Corp.	2	74
Apartment Investment & Management Co.	2	45
Arthur J Gallagher & Co.	2	40
Assurant Inc.	1	45
AvalonBay Communities Inc.	1	62
Bank of Hawaii Corp.	1	36
Bank of New York Mellon Corp.	4	110
BB&T Corp.	4	87
BOK Financial Corp.	1	27
Boston Properties Inc.	1	75
Brown & Brown Inc.	2	44
CB Richard Ellis Group Inc. - Class A	3	58
Charles Schwab Corp.	4	56
Chubb Corp.	2	85
Cincinnati Financial Corp.	2	61
CIT Group Inc.	1	49

	Shares/Par (p)	Value

City National Corp.	1	37
CME Group Inc.	—	78
Comerica Inc.	2	56
Commerce Bancshares Inc.	1	46
Cullen/Frost Bankers Inc.	1	43
Discover Financial Services	4	67
E*Trade Financial Corp.	4	51
Equity Residential	2	76
Erie Indemnity Co. - Class A	1	50
Federal Realty Investment Trust	1	49
Fifth Third Bancorp	6	69
First Horizon National Corp.	4	50
FirstMerit Corp.	2	42
Franklin Resources Inc.	1	75
Goldman Sachs Group Inc.	2	217
Hartford Financial Services Group Inc.	3	69
HCP Inc.	2	65
Health Care REIT Inc.	1	62
Highwoods Properties Inc.	1	42
Host Hotels & Resorts Inc.	5	68
Huntington Bancshares Inc.	6	35
IntercontinentalExchange Inc.	1	63
Invesco Ltd.	3	68
Janus Capital Group Inc.	3	35
Jefferies Group Inc.	2	34
KeyCorp	6	50
Legg Mason Inc.	2	64
Lincoln National Corp.	3	65
Loews Corp.	2	76
Macerich Co.	1	43
Markel Corp.	—	$34
Marsh & McLennan Cos. Inc.	3	72
Marshall & Ilsley Corp.	6	39
Mercury General Corp.	1	45
MetLife Inc.	3	115
Morgan Stanley	5	116
NASDAQ OMX Group Inc.	3	52
Nationwide Health Properties Inc.	1	35
Northern Trust Corp.	2	72
NYSE Euronext	2	63
People’s United Financial Inc.	4	58
Plum Creek Timber Co. Inc.	2	60
Principal Financial Group Inc.	2	54
Progressive Corp.	3	71
Public Storage	1	78
Raymond James Financial Inc.	2	38
Rayonier Inc.	1	40
Regions Financial Corp.	7	52
Senior Housing Properties Trust	2	49
Simon Property Group Inc.	1	112
SLM Corp.	5	58
State Street Corp.	2	87
SunTrust Banks Inc.	3	77
T. Rowe Price Group Inc.	2	75
TCF Financial Corp.	3	50
TD Ameritrade Holding Corp.	2	32
Torchmark Corp.	1	53
Valley National Bancorp	3	41
Vornado Realty Trust	1	77
WR Berkley Corp.	2	41
XL Group Plc	3	61
Zions Bancorporation	3	53

		4,940

HEALTH CARE - 3.0%
Aetna Inc.	3	79
Allergan Inc.	1	86
AMERIGROUP Corp.	1	42

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

AmerisourceBergen Corp.	2	61
Baxter International Inc.	2	100
Beckman Coulter Inc.	1	39
Becton Dickinson & Co.	1	89
Bio-Rad Laboratories Inc. - Class A	—	36
Biogen Idec Inc.	1	73
Boston Scientific Corp.	9	55
Celgene Corp.	2	115
Cerner Corp.	1	59
CIGNA Corp.	2	68
Covance Inc.	1	51
Coventry Health Care Inc.	3	54
CR Bard Inc.	1	65
DaVita Inc.	1	62
Dentsply International Inc.	2	57
Edwards Lifesciences Corp.	1	54
Forest Laboratories Inc.	2	65
Furiex Pharmaceuticals Inc.	—	2
Gen-Probe Inc.	1	44
Henry Schein Inc.	1	47
Intuitive Surgical Inc.	—	57
Laboratory Corp. of America Holdings	1	63
Life Technologies Corp.	1	56
Lincare Holdings Inc.	2	48
Medco Health Solutions Inc.	2	99
Mednax Inc.	1	48
Merck & Co. Inc.	8	302
Mettler Toledo International Inc.	—	50
Mylan Inc.	3	58
Patterson Cos. Inc.	2	54
PerkinElmer Inc.	2	$55
Perrigo Co.	1	38
Pfizer Inc.	8	136
Pharmaceutical Product Development Inc.	2	42
Quest Diagnostics Inc.	1	66
ResMed Inc.	1	43
St. Jude Medical Inc.	2	83
Stryker Corp.	1	35
Techne Corp.	1	31
Teleflex Inc.	1	40
Thermo Fisher Scientific Inc.	2	91
Universal Health Services Inc.	1	47
Varian Medical Systems Inc.	1	66
Waters Corp.	1	64
Watson Pharmaceuticals Inc.	1	55
Zimmer Holdings Inc.	1	73

		3,203

INDUSTRIALS - 4.9%
3M Co.	2	191
AECOM Technology Corp.	2	44
AGCO Corp.	1	51
AMETEK Inc.	1	43
Armstrong World Industries Inc.	1	46
Avery Dennison Corp.	1	52
BE Aerospace Inc.	—	3
Boeing Co.	2	140
Bucyrus International Inc. - Class A	1	35
CH Robinson Worldwide Inc.	1	70
Cintas Corp.	2	50
Copart Inc.	1	40
Corrections Corp. of America	2	47
Covanta Holding Corp.	3	42
CSX Corp.	2	88
Danaher Corp.	2	89
Deere & Co.	2	119
Donaldson Co. Inc.	1	47
Dover Corp.	1	68

	Shares/Par (p)	Value

Dun & Bradstreet Corp.	1	59
Emerson Electric Co.	3	137
Equifax Inc.	2	53
Expeditors International Washington Inc.	2	69
Fastenal Co.	1	58
FedEx Corp.	1	111
Flowserve Corp.	1	55
Fluor Corp.	1	69
Gardner Denver Inc.	1	43
General Dynamics Corp.	2	94
Goodrich Corp.	1	66
Honeywell International Inc.	3	123
IDEX Corp.	1	46
IHS Inc.	1	48
Illinois Tool Works Inc.	2	99
Iron Mountain Inc.	3	58
ITT Corp.	1	51
Jacobs Engineering Group Inc.	2	58
JB Hunt Transport Services Inc.	1	42
Joy Global Inc.	1	49
Kansas City Southern	1	41
KBR Inc.	2	42
Kennametal Inc.	1	40
Kirby Corp.	1	44
L-3 Communications Holdings Inc.	1	65
Lennox International Inc.	1	42
Lincoln Electric Holdings Inc.	1	46
Lockheed Martin Corp.	1	86
Manpower Inc.	1	47
Masco Corp.	3	37
MSC Industrial Direct Co. - Class A	1	$49
Norfolk Southern Corp.	2	89
Northrop Grumman Systems Corp.	1	30
Orion Marine Group Inc.	—	4
PACCAR Inc.	2	91
Pall Corp.	1	58
Pentair Inc.	1	40
Pitney Bowes Inc.	3	56
Precision Castparts Corp.	1	89
Quanta Services Inc.	3	55
Republic Services Inc. - Class A	2	67
Robert Half International Inc.	2	55
Rockwell Automation Inc.	1	62
Rockwell Collins Inc.	1	70
Roper Industries Inc.	1	59
RR Donnelley & Sons Co.	3	54
Ryder System Inc.	1	47
Snap-On Inc.	1	51
Southwest Airlines Co.	1	14
Spirit Aerosystems Holdings Inc.	2	38
SPX Corp.	1	38
Stericycle Inc.	1	63
Textron Inc.	2	45
Thomas & Betts Corp.	1	45
Towers Watson & Co.	1	49
TransDigm Group Inc.	1	43
Tyco International Ltd.	3	92
Union Pacific Corp.	2	131
United Technologies Corp.	3	207
Wabtec Corp.	1	43
Waste Connections Inc.	1	44
Waste Management Inc.	2	86
WW Grainger Inc.	1	60

		5,167

INFORMATION TECHNOLOGY - 4.3%
Adobe Systems Inc.	3	73
ADTRAN Inc.	1	39

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Advanced Micro Devices Inc.	6	39
Agilent Technologies Inc.	2	77
Akamai Technologies Inc.	1	65
Amphenol Corp. - Class A	1	69
Applied Materials Inc.	6	68
Autodesk Inc.	2	64
Automatic Data Processing Inc.	2	97
Avnet Inc.	2	46
BMC Software Inc.	2	61
Broadcom Corp. - Class A	2	85
Broadridge Financial Solutions Inc.	2	41
Citrix Systems Inc.	1	75
Cognizant Technology Solutions Corp.	2	97
Computer Sciences Corp.	1	60
Compuware Corp.	6	48
Corning Inc.	5	84
Dell Inc.	7	89
DST Systems Inc.	—	4
eBay Inc.	5	110
Electronic Arts Inc.	3	56
F5 Networks Inc.	—	41
Factset Research Systems Inc.	1	41
Fiserv Inc.	1	65
FLIR Systems Inc.	2	54
Global Payments Inc.	1	47
Hewlett-Packard Co.	6	265
Intuit Inc.	2	79
Jack Henry & Associates Inc.	2	41
JDS Uniphase Corp.	4	46
Juniper Networks Inc.	3	82
KLA-Tencor Corp.	2	$60
Lexmark International Inc.	1	58
Linear Technology Corp.	2	58
MasterCard Inc.	1	112
MEMC Electronic Materials Inc.	4	51
Micron Technology Inc.	6	40
Micros Systems Inc.	1	46
Molex Inc.	2	50
Monster Worldwide Inc.	4	47
Motorola Inc.	10	86
National Instruments Corp.	2	49
NetApp Inc.	2	90
Novellus Systems Inc.	2	48
Nvidia Corp.	5	54
ON Semiconductor Corp.	5	33
Parametric Technology Corp.	3	49
Paychex Inc.	2	66
Polycom Inc.	2	46
QUALCOMM Inc.	4	198
Quest Software Inc.	2	42
Red Hat Inc.	1	53
SAIC Inc.	3	53
Salesforce.com Inc.	1	67
SanDisk Corp.	1	33
Skyworks Solutions Inc.	2	50
Symantec Corp.	4	62
Synopsys Inc.	2	45
Tellabs Inc.	4	26
Teradata Corp.	1	50
Teradyne Inc.	4	41
Texas Instruments Inc.	3	71
TIBCO Software Inc.	3	48
Total System Services Inc.	4	56
Trimble Navigation Ltd.	1	45
VeriSign Inc.	2	63
Western Union Co.	4	72
Xerox Corp.	7	77
Xilinx Inc.	2	64

	Shares/Par (p)	Value

Yahoo! Inc.	5	67

		4,534

MATERIALS - 2.2%
Air Products & Chemicals Inc.	1	91
Albemarle Corp.	1	47
Alcoa Inc.	5	62
Allegheny Technologies Inc.	1	56
AptarGroup Inc.	1	41
Ball Corp.	1	59
Bemis Co. Inc.	2	51
Celanese Corp. - Class A	2	48
CF Industries Holdings Inc.	1	57
Cliffs Natural Resources Inc.	1	64
Compass Minerals International Inc.	1	46
Crown Holdings Inc.	1	40
Cytec Industries Inc.	1	45
Dow Chemical Co.	4	104
Eastman Chemical Co.	1	59
Ecolab Inc.	1	71
FMC Corp.	1	62
Grief Inc.	1	47
International Flavors & Fragrances Inc.	1	53
MeadWestvaco Corp.	2	46
Monsanto Co.	2	101
Mosaic Co.	1	41
Newmont Mining Corp.	2	119
Nucor Corp.	2	73
Owens-Illinois Inc.	2	53
Packaging Corp. of America	2	42
Praxair Inc.	1	$108
RPM International Inc.	3	50
Scotts Miracle-Gro Co.	1	41
Sealed Air Corp.	2	50
Sherwin-Williams Co.	1	60
Sigma-Aldrich Corp.	1	60
Silgan Holdings Inc.	1	38
Sonoco Products Co.	1	44
Southern Copper Corp.	1	46
Titanium Metals Corp.	2	48
Valspar Corp.	1	38
Vulcan Materials Co.	2	55
Walter Industries Inc.	1	41
Weyerhaeuser Co.	3	51

		2,308

TELECOMMUNICATION SERVICES - 0.5%
American Tower Corp.	2	92
CenturyTel Inc.	2	71
Frontier Communications Corp.	1	12
MetroPCS Communications Inc.	5	54
NII Holdings Inc. - Class B	1	37
Verizon Communications Inc.	7	238

		504

UTILITIES - 2.1%
AES Corp.	6	64
AGL Resources Inc.	1	42
Alliant Energy Corp.	1	44
Ameren Corp.	2	63
American Electric Power Co. Inc.	2	83
Aqua America Inc.	2	45
CenterPoint Energy Inc.	4	64
Consolidated Edison Inc.	2	82
Dominion Resources Inc.	2	105
Edison International	2	65
Energen Corp.	1	37
Entergy Corp.	1	84

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Exelon Corp.	3	106
FirstEnergy Corp.	2	77
MDU Resources Group Inc.	2	44
National Fuel Gas Co.	1	47
NextEra Energy Inc.	2	98
Northeast Utilities	2	56
NSTAR	1	47
OGE Energy Corp.	1	44
Oneok Inc.	1	54
Pepco Holdings Inc.	3	56
PG&E Corp.	2	82
PPL Corp.	3	74
Progress Energy Inc.	2	80
Public Service Enterprise Group Inc.	3	89
SCANA Corp.	1	52
Sempra Energy	1	75
Southern Co.	3	115
UGI Corp.	2	49
Vectren Corp.	2	44
Westar Energy Inc.	2	46
Wisconsin Energy Corp.	1	64
Xcel Energy Inc.	3	64

		2,241

Total Securities Sold Short - 32.3% (proceeds $31,827)		$34,148

JNL/Eagle Core Equity Fund

COMMON STOCKS - 87.9%

CONSUMER DISCRETIONARY - 10.2%
Bed Bath & Beyond Inc. (c)	81	$3,534
Home Depot Inc.	99	3,140
Macy’s Inc.	118	2,726
Omnicom Group Inc.	89	3,518
Staples Inc.	231	4,825

		17,743

CONSUMER STAPLES - 3.9%
Coca-Cola Co.	59	3,437
Wal-Mart Stores Inc.	64	3,426

		6,863

ENERGY - 10.7%
ConocoPhillips	99	5,684
EOG Resources Inc.	43	3,966
Exxon Mobil Corp.	84	5,208
Schlumberger Ltd.	61	3,748

		18,606

FINANCIALS - 13.8%
Annaly Capital Management Inc.	185	3,259
Bank of America Corp.	421	5,517
Goldman Sachs Group Inc.	25	3,626
JPMorgan Chase & Co.	80	3,053
MetLife Inc.	71	2,740
Wells Fargo & Co.	236	5,942

		24,137

HEALTH CARE - 15.0%
Covidien Plc	66	2,666
Johnson & Johnson	98	6,100
Pfizer Inc.	359	6,169
St. Jude Medical Inc. (c)	92	3,635

	Shares/Par (p)	Value

UnitedHealth Group Inc.	127	4,464
Zimmer Holdings Inc. (c)	61	3,194

		26,228

INDUSTRIALS - 10.7%
Boeing Co.	39	2,596
General Electric Co.	211	3,436
Tyco International Ltd.	158	5,792
Union Pacific Corp.	50	4,074
United Technologies Corp.	39	2,769

		18,667

INFORMATION TECHNOLOGY - 21.5%
Activision Blizzard Inc.	301	3,252
Adobe Systems Inc. (c)	152	3,987
Apple Inc. (c)	18	5,072
Cisco Systems Inc. (c)	119	2,597
EMC Corp. (c)	199	4,051
Google Inc. - Class A (c)	7	3,604
Intel Corp.	222	4,265
Microsoft Corp.	277	6,795
QUALCOMM Inc.	88	3,950

		37,573

TELECOMMUNICATION SERVICES - 2.1%
Sprint Nextel Corp. (c)	768	3,555

Total Common Stocks (cost $150,968)		153,372

INVESTMENT COMPANIES - 2.9%
Materials Select Sector SPDR Fund	155	$5,084

Total Investment Companies (cost $5,029)		5,084

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$2	—

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2)		—

SHORT TERM INVESTMENTS - 9.0%

Investment Company - 9.0%
JNL Money Market Fund, 0.10% (a) (h)	15,682	15,682

Total Short Term Investments (cost $15,682)		15,682

Total Investments - 99.8% (cost $171,681)		174,138
Other Assets and Liabilities, Net - 0.2%		349

Total Net Assets - 100.0%		$174,487

JNL/Eagle SmallCap Equity Fund

COMMON STOCKS - 97.2%

CONSUMER DISCRETIONARY - 19.4%
American Axle & Manufacturing Holdings Inc. (c)	567	$5,118
Bally Technologies Inc. (c)	207	7,243
BJ’s Restaurants Inc. (c)	268	7,537
Chico’s FAS Inc.	488	5,131
Choice Hotels International Inc.	92	3,364
Genesco Inc. (c)	348	10,391
Gentex Corp.	191	3,730
Pinnacle Entertainment Inc. (c)	357	3,977

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Shuffle Master Inc. (c)	608	5,116
Sotheby’s - Class A	146	5,367
Steven Madden Ltd. (c)	116	4,756
Universal Electronics Inc. (c)	236	4,915
Vitamin Shoppe Inc. (c)	309	8,483

		75,128

CONSUMER STAPLES - 2.5%
Dean Foods Co. (c)	500	5,105
Herbalife Ltd.	73	4,402

		9,507

ENERGY - 6.3%
Brigham Exploration Co. (c)	136	2,543
Lufkin Industries Inc.	241	10,569
Oasis Petroleum Inc. (c)	238	4,601
OYO Geospace Corp. (c)	113	6,567

		24,280

FINANCIALS - 4.9%
Cash America International Inc.	210	7,366
Duff & Phelps Corp. - Class A	200	2,696
MGIC Investment Corp. (c) (e)	297	2,741
optionsXpress Holdings Inc. (c)	99	1,516
Redwood Trust Inc.	228	3,301
UMB Financial Corp.	43	1,534

		19,154

HEALTH CARE - 16.7%
Allscripts Healthcare Solutions Inc. (c)	406	7,496
American Medical Systems Holdings Inc. (c)	277	5,416
BioMarin Pharmaceutical Inc. (c) (e)	165	3,677
Bruker Corp. (c)	264	3,699
Centene Corp. (c)	179	4,215
Cutera Inc. (c) (e)	142	1,148
Genoptix Inc. (c)	155	2,205
Icon Plc - ADR (c)	181	3,919
MedAssets Inc. (c) (e)	213	4,492
Quality Systems Inc. (e)	117	7,791
Regeneron Pharmaceuticals Inc. (c)	86	2,356
Salix Pharmaceuticals Ltd. (c)	62	2,469
Seattle Genetics Inc. (c)	147	2,281
Sirona Dental Systems Inc. (c)	120	4,333
Thoratec Corp. (c) (e)	210	7,775
Vital Images Inc. (c)	93	1,236

		64,508

INDUSTRIALS - 15.2%
ArvinMeritor Inc. (c)	331	5,144
Atlas Air Worldwide Holdings Inc. (c)	69	3,483
FTI Consulting Inc. (c)	76	2,629
Geo Group Inc. (c)	317	7,411
GrafTech International Ltd. (c)	457	7,141
Landstar System Inc.	138	5,320
Northwest Pipe Co. (c)	143	$2,511
Regal-Beloit Corp.	105	6,154
Triumph Group Inc.	59	4,388
WABCO Holdings Inc. (c)	178	7,461
Waste Connections Inc. (c)	183	7,259

		58,901

INFORMATION TECHNOLOGY - 27.4%
Ansys Inc. (c)	160	6,752
ArcSight Inc. (c) (e)	25	1,096
Coherent Inc. (c)	152	6,062
DTS Inc. (c)	185	7,074
EMS Technologies Inc. (c)	255	4,749
Informatica Corp. (c) (e)	255	9,796

	Shares/Par (p)	Value

Monster Worldwide Inc. (c) (e)	260	3,368
Netezza Corp. (c)	288	7,774
ON Semiconductor Corp. (c)	699	5,042
Progress Software Corp. (c)	57	1,879
Radiant Systems Inc. (c)	206	3,516
Riverbed Technology Inc. (c)	165	7,522
Rovi Corp. (c)	248	12,527
Rubicon Technology Inc. (c) (e)	154	3,485
SuccessFactors Inc. (c)	169	4,254
Teradyne Inc. (c)	304	3,390
TIBCO Software Inc. (c)	548	9,714
Varian Semiconductor Equipment Associates Inc. (c)	145	4,176
Veeco Instruments Inc. (c) (e)	114	3,968

		106,144

MATERIALS - 4.8%
Huntsman Corp.	848	9,805
Intrepid Potash Inc. (c) (e)	175	4,564
Titanium Metals Corp. (c)	205	4,098

		18,467

Total Common Stocks (cost $307,241)		376,089

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$1,272	66

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,272)		66

SHORT TERM INVESTMENTS - 11.2%

Investment Company - 2.0%
JNL Money Market Fund, 0.10% (a) (h)	7,686	7,686

Securities Lending Collateral - 9.2%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	33,150	33,150
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	2,450	2,450

		35,600

Total Short Term Investments (cost $43,286)		43,286

Total Investments - 108.4% (cost $351,799)		419,441
Other Assets and Liabilities, Net - (8.4%)		(32,510)

Total Net Assets - 100.0%		$386,931

JNL/Franklin Templeton Founding Strategy Fund (b)

INVESTMENT COMPANIES - 100.1%
JNL/Franklin Templeton Global Growth Fund (73.7%) (a)	41,270	$314,893
JNL/Franklin Templeton Income Fund (35.6%) (a)	33,654	336,539
JNL/Franklin Templeton Mutual Shares Fund (58.3%) (a)	38,668	305,479

Total Investment Companies (cost $1,064,571)		956,911

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Total Investments - 100.1% (cost $1,064,571)		956,911
Other Assets and Liabilities, Net - (0.1%)		(667)

Total Net Assets - 100.0%		$956,244

JNL/Franklin Templeton Global Growth Fund

COMMON STOCKS - 95.0%

CONSUMER DISCRETIONARY - 16.6%
Accor SA	35	$1,262
Bayerische Motoren Werke AG	54	3,783
Comcast Corp. - Class A	30	551
Comcast Corp. - Special Class A	372	6,328
Compagnie Generale des Etablissements Michelin (e)	31	2,368
Compass Group Plc	143	1,193
Expedia Inc.	75	2,119
Home Depot Inc.	62	1,980
Hyundai Motor Co.	38	5,091
Inditex SA	31	2,483
Kingfisher Plc	997	3,667
News Corp. - Class A	497	6,484
Pearson Plc	257	3,977
Reed Elsevier NV	173	2,185
Target Corp.	42	2,219
Time Warner Cable Inc.	69	3,722
Time Warner Inc.	116	3,543
Toyota Motor Corp.	87	3,128
USS Co. Ltd.	19	1,436
Viacom Inc. - Class B	113	4,088
Vivendi SA	207	5,667
Walt Disney Co.	112	3,702

		70,976

CONSUMER STAPLES - 2.7%
CVS Caremark Corp.	106	3,324
Nestle SA	78	4,178
Premier Foods Plc (c)	1,459	373
Tesco Plc	570	3,798

		11,673

ENERGY - 9.4%
Baker Hughes Inc.	62	2,658
BG Group Plc	131	2,300
BP Plc	782	5,252
Chevron Corp.	40	3,210
ENI SpA	152	3,286
Gazprom OAO - ADR	87	1,818
Halliburton Co.	134	4,424
Noble Corp.	20	676
Royal Dutch Shell Plc - Class B	233	6,804
SBM Offshore NV	76	1,431
StatoilHydro ASA	102	2,128
Total SA	116	6,000

		39,987

FINANCIALS - 14.2%
ACE Ltd.	50	2,920
American Express Co.	80	3,353
Aviva Plc	717	4,490
AXA SA	122	2,138
Bank of America Corp.	152	1,999
Bank of New York Mellon Corp.	68	1,780
Cheung Kong Holdings Ltd.	223	3,380
DBS Group Holdings Ltd.	211	2,259

	Shares/Par (p)	Value

HSBC Holdings Plc	393	4,033
ICICI Bank Ltd. - ADR	61	3,051
ING Groep NV (c)	427	4,433
Intesa Sanpaolo SpA	689	2,237
JPMorgan Chase & Co.	53	2,003
KB Financial Group Inc. - ADR (e)	84	3,607
Muenchener Rueckversicherungs AG	20	$2,732
Progressive Corp.	194	4,053
RenaissanceRe Holdings Ltd.	37	2,245
Swire Pacific Ltd.	156	2,142
Swiss Reinsurance	47	2,072
Torchmark Corp.	26	1,381
UBS AG (c)	66	1,125
UniCredit SpA	1,236	3,157

		60,590

HEALTH CARE - 15.9%
Abbott Laboratories	35	1,853
Amgen Inc. (c)	163	8,972
Biogen Idec Inc. (c)	33	1,846
Bristol-Myers Squibb Co.	62	1,676
Covidien Plc	125	5,024
GlaxoSmithKline Plc	351	6,926
Lonza Group AG	25	2,174
Medtronic Inc.	76	2,541
Merck & Co. Inc.	149	5,468
Merck KGaA	23	1,971
Novartis AG	97	5,534
Pfizer Inc.	434	7,451
Quest Diagnostics Inc.	65	3,283
Roche Holding AG	31	4,295
Sanofi-Aventis SA	135	8,993

		68,007

INDUSTRIALS - 10.6%
Adecco SA	38	2,009
Alstom SA	33	1,706
BAE Systems Plc	335	1,802
Brambles Ltd.	160	971
Deutsche Post AG	125	2,281
Edenred (c)	11	227
Empresa Brasileira de Aeronautica SA - ADR (e)	42	1,179
FedEx Corp.	49	4,172
General Electric Co.	261	4,236
Hays Plc	629	1,117
Koninklijke Philips Electronics NV	89	2,805
Randstad Holding NV (c)	50	2,284
Siemens AG	59	6,218
Tyco International Ltd.	146	5,371
United Parcel Service Inc. - Class B	81	5,413
Wolseley Plc (c)	142	3,573

		45,364

INFORMATION TECHNOLOGY - 16.0%
Accenture Plc	241	10,231
Brocade Communications Systems Inc. (c)	362	2,112
Cisco Systems Inc. (c)	250	5,481
Dell Inc. (c)	176	2,278
Flextronics International Ltd. (c)	258	1,559
FUJIFILM Holdings Corp.	50	1,656
Konica Minolta Holdings Inc.	154	1,502
Microsoft Corp.	341	8,358
Nintendo Co. Ltd.	7	1,849
Oracle Corp.	386	10,359
Samsung Electronics Co. Ltd. - GDR (e) (r) (q)	19	6,671
SAP AG	92	4,537
Seagate Technology (c)	148	1,744

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	408	4,138
Telefonaktiebolaget LM Ericsson - Class B	233	2,561
Tyco Electronics Ltd.	117	3,409

		68,445

MATERIALS - 1.9%
Alcoa Inc.	142	$1,720
CRH Plc	173	2,841
Svenska Cellulosa AB	113	1,725
Vale SA - ADR (e)	59	1,629

		7,915

TELECOMMUNICATION SERVICES - 7.7%
AT&T Inc.	37	1,071
China Telecom Corp. Ltd. - ADR (e)	34	1,862
France Telecom SA	240	5,196
Singapore Telecommunications Ltd.	2,869	6,850
Sprint Nextel Corp. (c)	488	2,259
Telefonica SA	134	3,318
Telekom Austria AG	160	2,409
Turkcell Iletisim Hizmet AS - ADR	127	2,121
Vodafone Group Plc	3,109	7,673

		32,759

Total Common Stocks (cost $448,073)		405,716

RIGHTS - 0.0%
Cie Generale des Etablissements Michelin (c)	$31	87

Total Rights (cost $0)		87

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	527	27

Total Non-U.S. Government Agency Asset-Backed Securities (cost $527)		27

SHORT TERM INVESTMENTS - 6.6%

Investment Company - 5.1%
JNL Money Market Fund, 0.10% (a) (h)	21,905	21,905

Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	6,005	6,005
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	560	560

		6,565

Total Short Term Investments (cost $28,470)		28,470

Total Investments - 101.6% (cost $477,070)		434,300
Other Assets and Liabilities, Net - (1.6%)		(6,987)

Total Net Assets - 100.0%		$427,313

JNL/Franklin Templeton Income Fund

COMMON STOCKS - 32.2%

CONSUMER DISCRETIONARY - 0.6%
Charter Communications Inc. (c)	58	$1,892
Comcast Corp. - Class A	150	2,712
Dex One Corp. (c)	106	1,305

		5,909

	Shares/Par (p)	Value

CONSUMER STAPLES - 0.6%
Diageo Plc	150	2,582
PepsiCo Inc.	40	2,658

		5,240

ENERGY - 5.6%
Baker Hughes Inc.	50	2,130
BP Plc - ADR	50	2,059
Callon Petroleum Co. (c) (e)	75	371
Canadian Oil Sands Trust	425	10,517
ConocoPhillips	200	11,486
Exxon Mobil Corp.	300	18,537
Schlumberger Ltd.	40	2,464
Spectra Energy Corp.	165	3,712
Weatherford International Ltd. (c)	125	2,137

		53,413

FINANCIALS - 3.4%
Bank of America Corp.	600	7,866
Barclays Plc	150	706
CIT Group Inc. (c)	50	2,041
Citigroup Inc. (c)	894	3,488
HSBC Holdings Plc	300	3,040
JPMorgan Chase & Co.	200	7,614
Wells Fargo & Co.	300	7,529

		32,284

HEALTH CARE - 4.2%
Johnson & Johnson	150	9,294
Merck & Co. Inc.	400	14,724
Pfizer Inc.	500	8,585
Roche Holding AG	50	6,829

		39,432

INDUSTRIALS - 0.3%
General Electric Co.	150	2,438

INFORMATION TECHNOLOGY - 1.7%
Intel Corp.	350	6,730
Maxim Integrated Products Inc. (e)	200	3,702
Xerox Corp.	300	3,105
Xilinx Inc.	90	2,395

		15,932

MATERIALS - 1.5%
Barrick Gold Corp.	130	6,018
Newmont Mining Corp.	110	6,909
Nucor Corp.	20	764

		13,691

TELECOMMUNICATION SERVICES - 2.8%
AT&T Inc.	300	8,580
CenturyTel Inc.	70	2,762
Frontier Communications Corp.	116	948
Telstra Corp. Ltd.	900	2,279
Verizon Communications Inc.	150	4,888
Vodafone Group Plc	3,000	7,404

		26,861

UTILITIES - 11.5%
AGL Resources Inc.	100	$3,836
Ameren Corp.	185	5,254
American Electric Power Co. Inc.	170	6,159
CenterPoint Energy Inc.	95	1,493
Consolidated Edison Inc.	80	3,858
Dominion Resources Inc.	150	6,549
Duke Energy Corp.	550	9,740
FirstEnergy Corp. (e)	50	1,927

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

NextEra Energy Inc.	170	9,246
NiSource Inc.	40	696
PG&E Corp.	220	9,992
Pinnacle West Capital Corp.	100	4,127
PPL Corp.	76	2,056
Progress Energy Inc.	125	5,553
Public Service Enterprise Group Inc.	200	6,616
Sempra Energy	120	6,456
Southern Co.	380	14,151
TECO Energy Inc.	200	3,464
Xcel Energy Inc.	350	8,040

		109,213

Total Common Stocks (cost $315,885)		304,413

PREFERRED STOCKS - 4.3%

CONSUMER DISCRETIONARY - 0.1%
Motors Liquidation Co., 6.25%, (callable at 25.83 beginning 12/02/10), Series C (d)	100	793

ENERGY - 0.5%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (s)	5	4,593

FINANCIALS - 3.2%
Ally Financial Inc., 7.00%, (callable at 1000 beginning 12/31/11) (m) (s)	2	1,694
Bank of America Corp., Convertible Preferred, 7.25%, Series L (m)	10	9,697
Citigroup Inc., Convertible Preferred, 7.50%	60	7,111
Deutsche Bank AG, 12.00% (s) (f)	90	2,086
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/12), Series Z (d) (m)	186	80
Federal National Mortgage Association, 5.38%, (callable at 105,000 on 12/03/10) (d) (m)	—	69
Federal National Mortgage Association, 6.75%, (callable at 25 beginning 09/30/10), Series Q (d) (m)	100	35
Federal National Mortgage Association, 7.63%, (callable at 25 beginning 11/21/12), Series R (d) (m)	143	53
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/10), Series S (d) (m)	65	28
Federal National Mortgage Association, Convertible Preferred, 8.75% (d)	91	37
FelCor Lodging Trust Inc., Convertible Preferred, Series A (m)	60	1,296
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	9	8,551

		30,737

HEALTH CARE - 0.2%
Tenet Healthcare Corp., 7.00%	2	1,711

MATERIALS - 0.2%
AngloGold Ashanti Ltd., 6.00%	30	1,590

UTILITIES - 0.1%
NextEra Energy Inc., Convertible Preferred, 8.38%	20	$1,062

Total Preferred Stocks (cost $57,809)		40,486

WARRANTS - 0.0%
Charter Communications LLC (c)	30	160

Total Warrants (cost $106)		160

	Shares/Par (p)	Value

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Dynegy Roseton Pass-Through Trust, 7.67%, 11/08/16 (e)	$1,000	928
Sigma Finance Inc. (d) (f) (q)	1,285	66

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,267)		994

CORPORATE BONDS AND NOTES - 55.8%

CONSUMER DISCRETIONARY - 6.7%
Altegrity Inc., Term Loan, 3.29%, 02/21/15 (q) (i)	2,887	2,631
Cablevision Systems Corp.
8.63%, 09/15/17	1,000	1,100
7.75%, 04/15/18	3,000	3,172
8.00%, 04/15/20 (e)	3,000	3,229
CCH II LLC, 13.50%, 11/30/16	5,134	6,096
CCO Holdings LLC, 8.13%, 04/30/20 (e) (s)	3,700	3,922
Cequel Communications Holdings I LLC, 8.63%, 11/15/17 (s)	2,500	2,638
CKE Restaurants Inc., 11.38%, 07/15/18 (e) (s)	1,500	1,538
Clear Channel Communications Inc. Term Loan B, 3.91%, 11/13/15 (q) (i)	6,775	5,346
Clear Channel Worldwide Holdings Inc.
9.25%, 12/15/17	300	318
9.25%, 12/15/17	1,600	1,708
DISH DBS Corp., 7.75%, 05/31/15 (e)	5,000	5,331
Diversey Holdings Inc., 10.50%, 05/15/20	1,600	1,832
Diversey Inc., 8.25%, 11/15/19	2,500	2,675
Goodyear Tire & Rubber Co., 8.25%, 08/15/20 (e)	2,300	2,421
Harrah’s Operating Co. Inc., 11.25%, 06/01/17	750	821
Interactive Data Corp., 10.25%, 08/01/18 (s)	500	535
KB Home
5.75%, 02/01/14	2,000	1,933
6.25%, 06/15/15	1,300	1,242
MGM Mirage Inc., 6.75%, 04/01/13 (e)	2,900	2,693
MGM Resorts International, 4.25%, 04/15/15 (s)	1,000	921
Univision Communications Inc., 9.75%, 03/15/15 (e) (s)	4,372	4,186
UPC Germany GmbH, 8.13%, 12/01/17 (e) (s)	2,100	2,184
Visant Corp., 10.00%, 10/01/17 (e) (s)	4,700	4,911

		63,383

CONSUMER STAPLES - 0.3%
JBS USA LLC, 11.63%, 05/01/14	1,000	1,155
SUPERVALU Inc., 8.00%, 05/01/16 (e)	2,000	2,015

		3,170

ENERGY - 12.5%
Anadarko Petroleum Corp., 5.95%, 09/15/16	3,000	3,276
Antero Resources Finance Corp., 9.38%, 12/01/17	2,000	2,125
ATP Oil & Gas Corp., 11.88%, 05/01/15 (e) (s)	2,500	2,156
Calpine Corp.
7.25%, 10/15/17 (s)	$1,000	$1,018
7.88%, 07/31/20 (s)	800	822
Calpine Generating Co. LLC, 8.00%, 06/01/16 (e) (s)	1,750	1,873
Chesapeake Energy Corp.
9.50%, 02/15/15 (e)	2,500	2,894
6.50%, 08/15/17 (e)	4,000	4,150
6.88%, 08/15/18 (e)	1,600	1,676
7.25%, 12/15/18 (e)	5,000	5,387

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Consol Energy Inc., 8.25%, 04/01/20 (e) (s)	1,600	1,748
Denbury Resources Inc., 8.25%, 02/15/20	697	761
El Paso Corp.
12.00%, 12/12/13	1,600	1,956
7.25%, 06/01/18 (e)	4,100	4,419
7.75%, 01/15/32	1,000	1,038
Energy Transfer Partners LP, 7.50%, 10/15/20 (e)	2,500	2,631
EXCO Resources Inc., 7.50%, 09/15/18	3,500	3,478
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (s)	2,700	2,572
Forrest Oil Corp., 8.50%, 02/15/14	3,500	3,824
Linn Energy LLC, 8.63%, 04/15/20 (s)	3,300	3,498
Newfield Exploration Co.
6.63%, 04/15/16	2,500	2,600
6.88%, 02/01/20	2,000	2,125
NXP BV, 9.75%, 08/01/18 (s)	1,200	1,278
Petrohawk Energy Corp.
10.50%, 08/01/14 (e)	2,000	2,265
7.88%, 06/01/15 (e)	3,200	3,352
Pioneer Natural Resources Co., 6.88%, 05/01/18	2,000	2,141
Plains Exploration & Production Co.
7.75%, 06/15/15	1,500	1,573
10.00%, 03/01/16 (e)	1,500	1,710
Sabine Pass LNG LP
7.25%, 11/30/13	1,350	1,303
7.50%, 11/30/16	2,500	2,281
SandRidge Energy Inc.
3.92%, 04/01/14 (i) (e)	2,000	1,852
9.88%, 05/15/16 (e) (s)	2,600	2,685
8.00%, 06/01/18 (e) (s)	2,500	2,438
8.75%, 01/15/20 (e) (s)	650	644
SEACOR Holdings Inc., 7.38%, 10/01/19	900	981
SESI LLC, 6.88%, 06/01/14	1,370	1,380
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (e)	17,500	11,462
10.25%, 11/01/15 (e)	6,500	4,257
10.50%, 11/01/16 (e)	5,285	3,065
Texas Competitive Electric Holdings Co. LLC, Term Loan
3.76%, 10/10/14 (q) (i)	2,985	2,309
3.76%, 10/10/14 (q) (i)	2,000	1,553
3.76%, 10/10/14 (q) (i)	3,000	2,329
3.76%, 10/10/14 (q) (i)	1,975	1,539
3.79%, 10/10/14 (q) (i)	299	233
3.92%, 10/10/14 (q) (i)	4,000	3,116
4.07%, 10/10/14 (q) (i)	4,560	3,553
W&T Offshore Inc., 8.25%, 06/15/14 (e) (s)	3,000	2,880

		118,206

FINANCIALS - 14.0%
Allison, Term Loan
3.01%, 08/07/14 (q)	1,707	1,606
3.01%, 08/07/14 (q)	165	155
Ally Financial Inc., 8.00%, 03/15/20 (e) (s)	3,500	3,824
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (m)	1,000	1,032
CapitalSource Inc., 4.00%, 07/15/34 (e) (k)	$2,500	$2,475
CEVA Group Plc, 11.50%, 04/01/18 (e) (s)	3,600	3,762
CIT Group Inc.
7.00%, 05/01/14 (e)	800	798
7.00%, 05/01/15 (e)	12,000	11,910
7.00%, 05/01/16 (e)	12,500	12,312
7.00%, 05/01/17 (e)	10,000	9,787
Felcor Lodging LP, 10.00%, 10/01/14 (e)	1,700	1,847
Ford Motor Credit Co. LLC
8.00%, 06/01/14 (e)	2,500	2,734

	Shares/Par (p)	Value

8.70%, 10/01/14 (e)	5,000	5,609
7.00%, 04/15/15	2,000	2,137
12.00%, 05/15/15	3,000	3,778
Host Hotels & Resorts LP
6.38%, 03/15/15	3,500	3,583
6.75%, 06/01/16	1,000	1,036
9.00%, 05/15/17 (e)	600	670
Icahn Enterprises LP
7.75%, 01/15/16	2,250	2,261
8.00%, 01/15/18 (e)	1,500	1,508
Interactive Data Corp., 6.75%, 12/31/17 (q)	1,995	2,021
International Lease Finance Corp.
8.63%, 09/15/15 (s)	700	749
8.75%, 03/15/17 (e) (s)	2,000	2,145
8.88%, 09/01/17	4,700	5,076
7.13%, 09/01/18 (e) (s)	7,000	7,542
iStar Financial Inc.
0.79%, 10/01/12 (i)	4,500	3,431
8.63%, 06/01/13	5,000	4,075
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	11,500	12,324
Liberty Mutual Group Inc., 10.75%, 06/15/58 (i) (s)	2,500	2,950
Petroplus Finance Ltd.
6.75%, 05/01/14 (s)	1,000	915
7.00%, 05/01/17 (e) (s)	3,000	2,610
9.38%, 09/15/19 (e) (s)	2,000	1,820
Pinafore LLC, 9.00%, 10/01/18 (e) (s)	700	735
SuperMedia Inc., 11.00%, 12/31/15 (q)	736	577
SuperMedia Inc. Escrow Litigation Trust, 0.00% (f)	868	9
UPC Germany GmbH
8.13%, 12/01/17 (s), EUR	2,750	3,927
9.63%, 12/01/19 (s), EUR	1,500	2,207
Wells Fargo Capital XIII, 7.70%, (callable at 100 beginning 03/26/13) (m)	900	934
Wells Fargo Capital XV, 9.75%, (callable at 100 beginning 09/26/13) (e) (m)	5,000	5,500

		132,371

HEALTH CARE - 5.5%
Community Health Systems Inc., 8.88%, 07/15/15 (e)	5,000	5,312
HCA Inc.
6.38%, 01/15/15	1,500	1,496
6.50%, 02/15/16	1,500	1,500
9.25%, 11/15/16	3,500	3,789
8.50%, 04/15/19	6,000	6,690
7.88%, 02/15/20	6,000	6,562
Quintiles Transnational Corp., 9.50%, 12/30/14 (e) (s)	4,000	4,110
Tenet Healthcare Corp.
9.25%, 02/01/15 (e)	5,000	5,369
9.00%, 05/01/15 (e)	3,500	3,806
10.00%, 05/01/18 (e)	3,500	3,999
8.00%, 08/01/20 (e) (s)	2,600	2,594
US Oncology Holdings Inc., 6.74%, 03/15/12 (i)	3,097	2,934
Vanguard Health Holding Co. II LLC, 8.00%, 02/01/18	$3,700	$3,756

		51,917

INDUSTRIALS - 5.2%
Bombardier Inc., 7.75%, 03/15/20 (e) (s)	3,000	3,240
Case New Holland Inc., 7.88%, 12/01/17 (s)	6,000	6,518
Ceridian Corp., 11.25%, 11/15/15 (e)	4,000	3,690
CHC Helicopter SA, 9.25%, 10/15/20 (s)	4,900	4,949
Hertz Corp.
8.88%, 01/01/14	10,000	10,263

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

10.50%, 01/01/16 (e)	1,250	1,328
Manitowoc Co. Inc., 9.50%, 02/15/18 (e)	1,000	1,045
Navistar International Corp., 8.25%, 11/01/21	1,500	1,601
Niska Gas Storage US LLC, 8.88%, 03/15/18 (e) (s)	2,500	2,675
Novelis Inc., 2.26%, 07/07/14 (q)	473	459
RBS Global & Rexnord LLC
11.75%, 08/01/16 (e)	1,500	1,605
8.50%, 05/01/18 (e)	4,500	4,573
Severstal Columbus LLC, 10.25%, 02/15/18 (e) (s)	3,500	3,675
Terex Corp., 8.00%, 11/15/17 (e)	2,000	2,003
United Rentals Inc., 7.75%, 11/15/13 (e)	2,000	2,025

		49,649

INFORMATION TECHNOLOGY - 5.8%
Advanced Micro Devices Inc.
6.00%, 05/01/15	477	469
8.13%, 12/15/17	1,000	1,055
First Data Corp.
9.88%, 09/24/15 (e)	6,000	4,860
9.88%, 09/24/15 (e)	5,500	4,496
11.25%, 03/31/16 (e)	3,000	2,160
First Data Corp., Term Loan
3.01%, 09/24/14 (q) (i)	142	125
3.01%, 09/24/14 (q) (i)	1,647	1,452
3.01%, 09/24/14 (q) (i)	79	70
3.01%, 09/24/14 (q) (i)	5,000	4,411
3.01%, 09/24/14 (q) (i)	5,000	4,410
3.01%, 09/24/14 (q) (i)	1,699	1,498
3.01%, 09/24/14 (q) (i)	1,870	1,649
3.01%, 09/24/14 (q) (i)	158	140
3.01%, 09/24/14 (q) (i)	3,000	2,644
Freescale Semiconductor Inc.
10.13%, 12/15/16 (e)	1,000	910
10.13%, 03/15/18 (s)	5,000	5,325
9.25%, 04/15/18 (s)	4,000	4,160
10.75%, 08/01/20 (e) (s)	9,500	9,524
Sanmina-SCI Corp.
6.75%, 03/01/13 (e)	1,200	1,212
8.13%, 03/01/16	1,500	1,538
Sungard Data Systems Inc., 10.63%, 05/15/15 (e)	2,500	2,788

		54,896

MATERIALS - 2.1%
Hexion US Finance Corp., 8.88%, 02/01/18	3,000	2,940
Huntsman International LLC
7.88%, 11/15/14 (e)	3,000	3,112
5.50%, 06/30/16 (e)	1,000	958
8.63%, 03/15/21 (e) (s)	400	414
Ineos Group Holdings Plc, 7.88%, 02/15/16 (s), EUR	3,250	3,711
Kerling Plc, 10.63%, 01/28/17 (s), EUR	3,600	5,178
LBI Escrow Corp., 8.00%, 11/01/17 (s)	2,200	2,403
Nalco Co., 8.25%, 05/15/17	200	221
NewPage Corp., 11.38%, 12/31/14 (e)	$1,000	$905

		19,842

TELECOMMUNICATION SERVICES - 1.0%
Clearwire Communications LLC
12.00%, 12/01/15 (e) (s)	1,500	1,620
12.00%, 12/01/15 (s)	1,500	1,616
Cricket Communications Inc., 9.38%, 11/01/14 (e)	1,000	1,035
Digicel Group Ltd., 8.88%, 01/15/15 (e) (s)	500	510
Frontier Communications Corp., 8.25%, 04/15/17	800	875

	Shares/Par (p)	Value

Virgin Media Secured Finance Plc, 7.00%, 01/15/18, GBP	2,000	3,338

		8,994

UTILITIES - 2.7%
AES Corp., 8.00%, 10/15/17 (e)	2,250	2,430
Dynegy Holdings Inc.
7.50%, 06/01/15 (e)	10,000	7,875
8.38%, 05/01/16 (e)	2,500	1,950
7.75%, 06/01/19	2,000	1,370
Energy Future Holdings Corp., 6.55%, 11/15/34	9,000	3,420
Frontier Communications Corp., 8.50%, 04/15/20	900	993
Public Service Co. of New Mexico., 7.95%, 05/15/18	2,200	2,428
RRI Energy Inc., 7.88%, 06/15/17	5,000	4,663

		25,129

Total Corporate Bonds and Notes (cost $509,301)		527,557

GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%

GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
State of California, 7.95%, 03/01/36	2,500	2,680

Total Government and Agency Obligations (cost $2,503)		2,680

SHORT TERM INVESTMENTS - 25.6%

Investment Company - 9.2%
JNL Money Market Fund, 0.10% (a) (h)	87,216	87,216

Securities Lending Collateral - 16.4%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	151,859	151,859
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	3,596	3,596

		155,455

Total Short Term Investments (cost $242,671)		242,671

Total Investments - 118.3% (cost $1,130,542)		1,118,961
Other Assets and Liabilities, Net - (18.3%)		(172,865)

Total Net Assets - 100.0%		$946,096

JNL/Franklin Templeton International Small Cap Growth Fund

COMMON STOCKS - 95.9%

CONSUMER DISCRETIONARY - 24.0%
Asatsu-DK Inc. (e)	249	$5,369
Carpetright Plc (e)	826	10,148
Dignity Plc (c)	466	5,049
Headlam Group Plc	376	1,730
JUMBO SA	909	6,124
Paddy Power Plc	72	2,514
Sankyo Co. Ltd.	119	6,295
Vitec Group Plc	764	6,046

		43,275

CONSUMER STAPLES - 8.9%
McBride Plc	3,282	9,538
Unihair Co. Ltd. (c)	500	6,614

		16,152

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

FINANCIALS - 24.5%
ARA Asset Management Ltd.	9,764	9,058
Arch Capital Group Ltd. (c)	61	5,120
Daibiru Corp.	788	5,834
Fairfax Financial Holdings Ltd.	16	6,638
Lancashire Holdings Ltd.	665	5,795
RHJ International (c)	892	7,358
Savills Plc	950	4,535

		44,338

HEALTH CARE - 3.3%
Genus Plc	475	5,861

INDUSTRIALS - 31.0%
DCC Plc	163	4,672
De La Rue Plc	460	4,774
Experian Plc	791	8,610
Flughafen Wien AG	67	3,883
HomeServe Plc	916	6,322
Nexans SA (e)	67	4,904
Pfeiffer Vacuum Technology AG (e)	42	4,026
Prysmian SPA	295	5,380
QinetiQ Group Plc	985	1,669
Rotork Plc	295	7,969
Spirax-Sarco Engineering Plc	135	3,804

		56,013

INFORMATION TECHNOLOGY - 4.2%
Neopost SA (e)	101	7,540

Total Common Stocks (cost $163,258)		173,179

RIGHTS - 0.0%
Golar LNG Energy Ltd. (f) (r) (q) (c)	$44	50

Total Rights (cost $0)		50

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	212	11

Total Non-U.S. Government Agency Asset-Backed Securities (cost $211)		11

SHORT TERM INVESTMENTS - 10.9%

Investment Company - 3.5%
JNL Money Market Fund, 0.10% (a) (h)	6,249	6,249

Securities Lending Collateral - 7.4%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	$13,010	$13,010
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	386	386

		13,396

Total Short Term Investments (cost $19,645)		19,645

Total Investments - 106.8% (cost $183,114)		192,885
Other Assets and Liabilities, Net - (6.8%)		(12,221)

Total Net Assets - 100.0%		$180,664

JNL/Franklin Templeton Mutual Shares Fund

	Shares/Par (p)	Value

COMMON STOCKS - 87.7%

CONSUMER DISCRETIONARY - 6.8%
British Sky Broadcasting Group Plc	202	$2,237
Cerberus Capital Management LP (f) (r) (q)	999	595
Cerberus Capital Management LP (f) (r) (q)	999	594
Cerberus Capital Management LP (f) (r) (q)	500	297
Daimler AG (c)	53	3,366
Harrah’s Investment LP (f) (r) (q)	39	8
Hillenbrand Inc.	54	1,157
Mattel Inc.	256	5,997
News Corp. - Class A	412	5,386
Stanley Black & Decker Inc.	44	2,685
Thomas Cook Group Plc	121	325
Time Warner Cable Inc.	51	2,761
Time Warner Inc.	186	5,698
Virgin Media Inc. (e)	207	4,768

		35,874

CONSUMER STAPLES - 23.6%
Altria Group Inc.	475	11,418
British American Tobacco Plc	324	12,094
Brown-Forman Corp. - Class B	35	2,173
Carlsberg A/S	28	2,903
Carrefour SA	56	2,994
Coca-Cola Enterprises Inc.	119	3,690
CVS Caremark Corp.	483	15,203
Danone SA	18	1,067
Dr. Pepper Snapple Group Inc.	137	4,874
General Mills Inc.	120	4,402
Imperial Tobacco Group Plc	293	8,719
Japan Tobacco Inc.	1	3,189
Kraft Foods Inc. - Class A	385	11,888
Kroger Co.	294	6,374
Lorillard Inc.	34	2,725
Nestle SA	157	8,377
PepsiCo Inc.	59	3,887
Pernod-Ricard SA	80	6,697
Philip Morris International Inc.	63	3,507
Reynolds American Inc.	70	4,182
Wal-Mart Stores Inc.	59	3,136

		123,499

ENERGY - 6.4%
Baker Hughes Inc.	65	2,766
BP Plc	320	2,151
Exterran Holdings Inc. (c) (e)	46	1,043
Marathon Oil Corp.	233	7,720
Noble Energy Inc.	21	1,609
Pride International Inc. (c)	73	2,144
Royal Dutch Shell Plc	226	6,833
Total SA	53	2,743
Transocean Ltd. (c)	98	6,290

		33,299

FINANCIALS - 13.8%
ACE Ltd.	92	5,334
Alexander’s Inc. (e)	8	2,526
Alleghany Corp. (c)	7	2,204
Bank of America Corp.	559	7,331
Barclays Plc	1,115	5,245
Berkshire Hathaway Inc. - Class B (c)	31	2,525
Bond Street Holding LLC (c) (f)	39	806
Canary Wharf Group Plc (c) (f) (q)	405	1,828
CIT Group Inc. (c)	29	1,167
CNO Financial Group Inc. (c)	97	$537
Deutsche Boerse AG	47	3,111
Forestar Group Inc. (c)	46	792

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Goldman Sachs Group Inc.	24	3,402
Guaranty Bancorp (c)	49	77
Intesa Sanpaolo SpA	501	1,627
Link Real Estate Investment Trust	927	2,747
Morgan Stanley	223	5,510
Old Republic International Corp.	240	3,323
PNC Financial Services Group Inc.	71	3,693
St. Joe Co. (c) (e)	40	987
UBS AG (c)	209	3,547
Wells Fargo & Co.	257	6,464
White Mountains Insurance Group Ltd.	14	4,385
Zurich Financial Services AG	13	3,043

		72,211

HEALTH CARE - 9.3%
Alcon Inc. - ADR	15	2,522
Amgen Inc. (c)	58	3,216
Boston Scientific Corp. (c)	440	2,699
Community Health Systems Inc. (c)	60	1,853
Eli Lilly & Co.	240	8,772
Genzyme Corp. (c)	33	2,364
Medtronic Inc.	80	2,701
Novartis AG	69	3,954
Pfizer Inc.	366	6,288
Tenet Healthcare Corp. (c)	787	3,712
UnitedHealth Group Inc.	299	10,480

		48,561

INDUSTRIALS - 5.7%
A P Moller - Maersk A/S	1	6,286
Alstom SA	56	2,842
Federal Signal Corp.	96	515
GenCorp Inc. (c)	59	289
Ingersoll-Rand Plc	7	232
Orkla ASA	878	8,090
Owens Corning Inc. (c)	130	3,326
Siemens AG	55	5,823
TNT NV	84	2,251
Tyco International Ltd.	2	83

		29,737

INFORMATION TECHNOLOGY - 9.2%
Hewlett-Packard Co.	153	6,437
LSI Corp. (c)	969	4,421
Maxim Integrated Products Inc.	217	4,024
McAfee Inc. (c)	61	2,889
Microsoft Corp.	428	10,475
Motorola Inc. (c)	513	4,380
Nintendo Co. Ltd.	12	2,924
Symantec Corp. (c)	81	1,235
Tyco Electronics Ltd.	110	3,211
Xerox Corp.	794	8,217

		48,213

MATERIALS - 5.2%
Domtar Corp. (e)	45	2,891
International Paper Co.	252	5,487
Linde AG	45	5,815
MeadWestvaco Corp.	117	2,844
Potash Corp. of Saskatchewan Inc.	15	2,092
Weyerhaeuser Co.	532	8,387

		27,516
TELECOMMUNICATION SERVICES - 3.6%
Cable & Wireless Communications Plc	1,730	1,542
Cable & Wireless Worldwide Plc	1,730	$1,998
Telefonica SA	293	7,264

	Shares/Par (p)	Value

Vodafone Group Plc	3,344	8,254

		19,058

UTILITIES - 4.1%
E.ON AG	196	5,787
Entergy Corp.	31	2,371
Exelon Corp.	114	4,864
GDF Suez	87	3,125
NRG Energy Inc. (c)	188	3,906
Prime Infrastructure Group	402	1,706

		21,759

Total Common Stocks (cost $470,198)		459,727

PREFERRED STOCKS - 1.2%

CONSUMER DISCRETIONARY - 1.2%
Volkswagen AG	49	5,928

Total Preferred Stocks (cost $4,356)		5,928

CORPORATE BONDS AND NOTES - 4.4%

CONSUMER DISCRETIONARY - 0.5%
Cerberus Capital Management LP
12.00%, 07/31/14 (f) (r) (q) (u)	$744	443
12.00%, 07/31/14 (f) (r) (q)	780	464
12.00%, 07/31/14 (f) (r) (q)	390	232
Dana Corp.
6.50%, 04/30/10 (f) (q)	72	—
5.85%, 01/15/15 (f) (q)	65	—
7.00%, 03/15/28 (f) (q)	115	—
Six Flags Inc., Term Loan, 9.25%, 12/31/16 (q)	1,252	1,292

		2,431

ENERGY - 0.7%
Boston Generating LLC, Term Loan
0.16%, 12/21/13 (i) (q)	41	40
2.83%, 12/21/13 (q)	4	4
6.50%, 12/21/13 (i) (q)	244	237
Texas Competitive Electric Holdings Co. LLC, Term Loan, 3.79%, 10/10/14 (q)	2,078	1,607
Texas Competitive Electric Holdings Co. LLC, Term Loan B1, 3.79%, 10/10/14 (i) (q)	1,423	1,109
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.79%, 10/10/14 (i) (q)	224	174
Texas Competitive Electric Holdings Co. LLC, Term Loan B3, 3.79%, 11/01/15 (i) (q)	691	536

		3,707

FINANCIALS - 2.8%
Avaya Inc., Term Loan, 3.06%, 10/26/14 (i) (q)	3,834	3,409
CIT Group Inc.
7.00%, 05/01/14 (e)	264	264
7.00%, 05/01/15 (e)	264	262
7.00%, 05/01/16 (e)	1,799	1,772
7.00%, 05/01/17 (e)	1,793	1,755
CIT Group Inc., Term Loan
6.25%, 01/20/12 (i) (q)	250	252
6.25%, 01/20/12 (i) (q)	639	645
Realogy Corp., Term Loan
1.47%, 10/10/13 (q) (i)	509	455
3.26%, 10/10/13 (q) (i)	3,780	3,378
3.26%, 10/10/13 (q) (i)	1,621	1,448
13.50%, 10/15/17 (q) (i)	93	100
Smurfit-Stone Container Enterprises Inc., Term Loan, 6.75%, 02/22/16 (q) (i)	807	812

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Tropicana Entertainment LLC, 9.63%, 12/15/14 (d)	$1,130	$2

		14,554

INFORMATION TECHNOLOGY - 0.4%
First Data Corp., Term Loan
3.01%, 09/24/14 (q) (i)	1,534	1,353
3.01%, 09/24/14 (q) (i)	258	228
3.01%, 10/01/14 (q) (i)	878	774

		2,355

Total Corporate Bonds and Notes (cost $23,702)		23,047

OTHER EQUITY INTERESTS - 0.0%
Northwest Airlines Corp., Contingent Distribution (f) (q) (v)	725	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 8.9%

Investment Company - 7.5%
JNL Money Market Fund, 0.10% (a) (h)	39,448	39,448

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	7,432	7,432

Total Short Term Investments (cost $46,880)		46,880

Total Investments - 102.2% (cost $545,136)		535,582
Other Assets and Liabilities, Net - (2.2%)		(11,499)

Total Net Assets - 100.0%		$524,083

JNL/Franklin Templeton Small Cap Value Fund

COMMON STOCKS - 96.0%

CONSUMER DISCRETIONARY - 18.5%
Autoliv Inc.	55	$3,593
Brown Shoe Co. Inc.	155	1,772
Brunswick Corp.	111	1,685
Cato Corp. - Class A	12	326
Christopher & Banks Corp.	125	989
DR Horton Inc.	78	867
Drew Industries Inc. (c)	13	277
Ethan Allen Interiors Inc. (e)	30	524
Fred’s Inc. (e)	166	1,954
Gentex Corp.	134	2,620
Group 1 Automotive Inc. (c) (e)	97	2,892
Gymboree Corp. (c)	29	1,205
Hillenbrand Inc.	56	1,205
Hooker Furniture Corp.	40	462
J.C. Penney Co. Inc.	56	1,522
La-Z-Boy Inc. (c)	167	1,412
M/I Homes Inc. (c)	95	985
MDC Holdings Inc.	43	1,248
Men’s Wearhouse Inc.	111	2,636
Pier 1 Imports Inc. (c)	152	1,247
Regis Corp.	105	1,999
Saks Inc. (c) (e)	121	1,036
Thor Industries Inc.	149	4,987
Timberland Co. - Class A (c)	5	93
Tuesday Morning Corp. (c)	166	790
Warnaco Group Inc. (c)	35	1,810

	Shares/Par (p)	Value

West Marine Inc. (c)	120	1,219
Winnebago Industries Inc. (c)	95	990

		42,345

CONSUMER STAPLES - 1.8%
Casey’s General Stores Inc.	45	1,879
Lancaster Colony Corp.	48	2,256

		4,135

ENERGY - 11.3%
Arch Coal Inc.	23	614
Atwood Oceanics Inc. (c)	81	2,467
Bristow Group Inc. (c)	95	3,420
Global Industries Ltd. (c)	290	1,586
Helix Energy Solutions Group Inc. (c)	155	1,727
Oil States International Inc. (c)	54	2,532
Overseas Shipholding Group Inc.	51	1,750
Rowan Cos. Inc. (c)	140	4,254
Teekay Corp.	64	1,698
Tidewater Inc.	80	3,562
Unit Corp. (c)	59	2,182

		25,792

FINANCIALS - 15.0%
American National Insurance Co.	14	1,063
Arthur J Gallagher & Co.	59	1,553
Aspen Insurance Holdings Ltd.	104	3,134
Chemical Financial Corp.	73	1,507
Erie Indemnity Co. - Class A	35	1,940
Hanover Insurance Group Inc.	32	1,513
HCC Insurance Holdings Inc.	36	950
Montpelier Re Holdings Ltd.	127	2,205
Old Republic International Corp.	265	3,670
Peoples Bancorp Inc. (e)	2	28
Protective Life Corp.	211	4,583
RLI Corp.	27	1,529
StanCorp Financial Group Inc.	56	$2,136
Tower Group Inc.	109	2,550
Transatlantic Holdings Inc.	34	1,728
TrustCo Bank Corp.	325	1,807
Validus Holdings Ltd.	97	2,555

		34,451

HEALTH CARE - 5.4%
Beckman Coulter Inc.	14	673
Mettler Toledo International Inc. (c)	21	2,551
Pharmaceutical Product Development Inc.	109	2,697
STERIS Corp.	82	2,724
Teleflex Inc.	45	2,555
West Pharmaceutical Services Inc.	33	1,136

		12,336

INDUSTRIALS - 29.2%
ABM Industries Inc.	124	2,666
Administaff Inc.	62	1,667
American Woodmark Corp.	75	1,330
AO Smith Corp.	18	1,019
Apogee Enterprises Inc.	102	930
Applied Industrial Technologies Inc.	54	1,652
Astec Industries Inc. (c)	79	2,245
Brady Corp. - Class A	80	2,334
Briggs & Stratton Corp. (e)	91	1,732
Carlisle Cos. Inc.	74	2,219
Ceradyne Inc. (c)	65	1,515
CIRCOR International Inc.	25	795
CNH Global NV (c)	12	436
EMCOR Group Inc. (c)	68	1,660
Franklin Electric Co. Inc.	49	1,618

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Gardner Denver Inc.	52	2,786
Genesee & Wyoming Inc. - Class A (c)	61	2,660
Gibraltar Industries Inc. (c) (e)	170	1,527
Graco Inc.	79	2,497
Granite Construction Inc.	97	2,206
Kennametal Inc.	85	2,638
Lincoln Electric Holdings Inc.	42	2,426
Mine Safety Appliances Co. (e)	82	2,230
Mueller Industries Inc.	106	2,808
Nordson Corp.	47	3,486
Powell Industries Inc. (c)	27	843
Roper Industries Inc.	20	1,304
Simpson Manufacturing Co. Inc.	95	2,444
SkyWest Inc.	184	2,567
Timken Co.	21	806
Trinity Industries Inc. (e)	170	3,781
Universal Forest Products Inc. (e)	89	2,603
Wabash National Corp. (c)	174	1,404
Watts Water Technologies Inc.	61	2,060

		66,894

INFORMATION TECHNOLOGY - 3.0%
Benchmark Electronics Inc. (c)	192	3,149
Cohu Inc.	139	1,744
Rofin-Sinar Technologies Inc. (c)	76	1,916

		6,809

MATERIALS - 8.4%
AptarGroup Inc.	41	1,868
Cabot Corp.	68	2,215
Glatfelter	69	844
Reliance Steel & Aluminum Co.	65	2,699
RPM International Inc.	158	3,141
Sensient Technologies Corp.	42	1,278
Steel Dynamics Inc.	222	3,127
United States Steel Corp. (e)	5	219
Westlake Chemical Corp. (e)	131	$3,921

		19,312

UTILITIES - 3.4%
Atmos Energy Corp.	23	676
Energen Corp.	49	2,240
NV Energy Inc.	248	3,261
PNM Resources Inc.	143	1,629

		7,806

Total Common Stocks (cost $209,221)		219,880

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$636	33

Total Non-U.S. Government Agency Asset-Backed Securities (cost $636)		33

SHORT TERM INVESTMENTS - 7.4%

Investment Company - 4.4%
JNL Money Market Fund, 0.10% (a) (h)	10,044	10,044

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	5,492	5,492
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	1,425	1,425

		6,917

Total Short Term Investments (cost $16,961)		16,961

	Shares/Par (p)	Value

Total Investments - 103.4% (cost $226,818)		236,874
Other Assets and Liabilities, Net - (3.4%)		(7,788)

Total Net Assets - 100.0%		$229,086

JNL/Goldman Sachs Core Plus Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.0%
Adjustable Rate Mortgage Trust REMIC, 3.08%, 04/25/35 (i)	$326	$296
American Home Mortgage Assets Trust REMIC, 1.07%, 02/25/47 (i)	3,501	1,766
Amortizing Residential Collateral Trust REMIC, 2.06%, 08/25/32 (i)	58	24
Asset Backed Securities Corp. Home Equity REMIC, 3.11%, 04/15/33 (i)	45	33
Banc of America Funding Corp. REMIC
5.70%, 06/20/36 (i)	2,080	1,367
5.79%, 10/25/36 (i)	106	97
0.54%, 06/20/47 (i)	1,700	570
Banc of America Mortgage Securities Inc. REMIC, 3.18%, 09/25/35 (i)	1,159	987
Bank of America Student Loan Trust, 1.36%, 02/25/43 (i)	1,500	1,500
BCAP LLC Trust REMIC, 0.90%, 11/25/36 (i)	319	280
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.62%, 04/25/34 (i)	367	350
3.69%, 11/25/34 (i)	961	915
Bear Stearns Alt-A Trust II REMIC, 5.59%, 09/25/47 (i)	2,861	1,813
Bear Stearns Mortgage Funding Trust REMIC, 0.42%, 12/25/36 (i)	3,269	1,874
Brazos Higher Education Authority Inc., 0.40%, 09/25/23 (i)	4,495	4,471
Carrington Mortgage Loan Trust REMIC, 0.49%, 12/25/35 (i)	98	96
Chase Mortgage Finance Corp. REMIC, 2.90%, 02/25/37 (i)	457	429
CIT Mortgage Loan Trust REMIC
1.51%, 04/30/10 (i) (r) (q)	700	434
1.71%, 09/25/24 (i) (r) (q)	1,280	644
1.26%, 10/25/37 (i) (r) (q)	659	619
Citigroup Mortgage Loan Trust Inc. REMIC, 3.21%, 12/25/35 (i)	1,607	1,058
College Loan Corp. Trust, 1.65%, 03/01/42 (q) (r) (i)	1,000	890
Commercial Mortgage Asset Trust REMIC, 7.35%, 01/17/32	400	447
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	168	175
Countrywide Alternative Loan Trust REMIC
1.87%, 09/25/35 (i)	288	178
1.75%, 11/25/47 (i)	4,525	2,311
Countrywide Asset-Backed Certificates REMIC, 1.51%, 06/25/34 (i)	198	49
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
3.33%, 02/19/34 (i)	468	426
3.25%, 11/20/34 (i)	437	379
Credit Suisse Mortgage Capital Certificates REMIC
6.50%, 10/25/21	2,893	2,161
5.61%, 02/15/39 (i)	3,060	3,369

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

5.47%, 09/15/39	6,000	6,314
Deutsche Bank Alternate Loan Trust REMIC, 1.99%, 08/25/35 (i)	516	388
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.29%, 03/19/46 (i)	479	247
Education Funding Capital Trust I, 0.45%, 12/15/22 (i)	$1,609	$1,597
Educational Secvices of America Inc., 1.35%, 07/25/23 (i) (r) (q)	1,830	1,836
FDIC Structured Sale Guaranteed Notes REMIC, 0.81%, 02/25/48 (i) (r) (q)	852	854
First Horizon Asset Securities Inc. REMIC, 2.99%, 07/25/33 (i)	180	169
First Union National Bank Commercial Mortgage Trust Interest Only REMIC, 1.06%, 05/17/32 (r) (q) (i)	2,242	60
GMAC Mortgage Corp. Loan Trust REMIC
7.00%, 09/25/37 (i)	326	216
7.00%, 09/25/37 (i)	398	235
Goal Capital Funding Trust, 0.96%, 08/25/48 (i)	3,334	3,297
GSMPS Mortgage Loan Trust, 0.49%, 02/25/35 (i) (r) (q)	120	99
GSR Mortgage Loan Trust REMIC, 3.02%, 10/25/35 (i)	623	466
Harborview Mortgage Loan Trust REMIC
0.60%, 06/20/35 (i)	1,209	1,020
5.70%, 08/19/36 (i)	2,188	1,400
HSBC Home Equity Loan Trust REMIC, 1.46%, 11/20/36 (i)	1,629	1,483
Impac CMB Trust REMIC, 0.90%, 03/25/35 (i)	164	96
IndyMac Index Mortgage Loan Trust REMIC
0.88%, 06/25/34 (i)	350	219
2.94%, 03/25/35 (i)	631	480
2.61%, 08/25/35 (i)	729	549
0.47%, 05/25/46 (i)	1,085	614
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.94%, 08/15/42 (i)	7,000	7,550
LB-UBS Commercial Mortgage Trust
6.65%, 11/15/27	5,334	5,410
REMIC, 5.37%, 09/15/39	1,000	1,088
Lehman Mortgage Trust REMIC, 7.25%, 09/25/37	5,229	2,970
Lehman XS Trust REMIC
0.52%, 02/25/46 (i)	2,264	1,342
1.11%, 09/25/47 (i)	1,631	1,028
Luminent Mortgage Trust REMIC, 0.45%, 05/25/46 (i)	647	355
MASTR Adjustable Rate Mortgages Trust REMIC
3.65%, 10/25/34 (i)	289	245
3.75%, 12/25/34 (i)	95	70
3.95%, 01/25/36 (i)	771	684
1.59%, 12/25/46 (i)	3,969	1,404
MASTR Seasoned Securities Trust REMIC, 4.61%, 10/25/32 (i)	355	309
Merit Securities Corp. REMIC, 1.76%, 09/28/32 (i) (r) (q)	247	214
Merrill Lynch Alternative Note Asset Trust REMIC, 0.45%, 07/25/37 (i)	808	468
Mid-State Trust, 7.34%, 07/01/35	225	235
Morgan Stanley Capital I REMIC, 5.38%, 11/14/42 (i)	1,500	1,655
Morgan Stanley Mortgage Loan Trust REMIC
2.94%, 08/25/34 (i)	181	154
4.67%, 03/25/36 (i)	1,793	1,084
Northstar Education Finance Inc., 0.59%, 10/28/26 (i)	484	482
Residential Accredit Loans Inc. REMIC
6.37%, 10/25/37 (i)	4,317	2,118

	Shares/Par (p)	Value

1.37%, 01/25/46 (i)	1,327	744
Residential Funding Mortgage Securities I Inc. REMIC
3.02%, 08/25/35 (i)	714	479
5.20%, 09/25/35 (i)	1,001	890
Sigma Finance Inc. (d) (f) (q)	$340	$18
SLC Student Loan Trust, 0.37%, 06/15/22 (i)	2,600	2,534
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.46%, 05/25/34 (i)	642	611
2.72%, 09/25/34 (i)	269	247
2.64%, 11/25/34 (i)	1,263	1,129
Structured Asset Mortgage Investments Inc. REMIC, 2.65%, 08/25/35 (i)	109	89
U.S. Education Loan Trust LLC, 0.43%, 03/01/25 (i)	928	921
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.71%, 06/25/34 (i)	826	819
4.77%, 12/25/35 (i)	1,255	1,202
5.47%, 09/25/36 (i)	1,432	1,188
0.49%, 04/25/45 (i)	176	145
Wells Fargo Alternative Loan Trust REMIC, 6.28%, 12/28/37 (i)	3,314	2,447
Wells Fargo Mortgage Backed Securities Trust REMIC, 3.42%, 04/25/36 (i)	355	326

Total Non-U.S. Government Agency Asset-Backed Securities (cost $115,081)		94,301

CORPORATE BONDS AND NOTES - 33.2%

CONSUMER DISCRETIONARY - 1.4%
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	356	413
Comcast Holdings Corp., 10.63%, 07/15/12	875	1,011
CSC Holdings Inc., 7.63%, 04/01/11	250	256
DirecTV Holdings LLC
5.88%, 10/01/19	825	936
6.35%, 03/15/40	650	703
DISH DBS Corp., 6.63%, 10/01/14	575	601
NBC Universal Inc, 4.38%, 04/01/21 (q) (r)	3,675	3,720
Reed Elsevier Capital Inc., 8.63%, 01/15/19	1,761	2,317
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,545
Whirlpool Corp.
8.00%, 05/01/12 (l)	400	436
8.60%, 05/01/14 (l)	500	595
WPP Finance Co.Ltd., 8.00%, 09/15/14 (l)	778	928

		14,461

CONSUMER STAPLES - 1.1%
Altria Group Inc., 9.70%, 11/10/18 (l)	1,425	1,929
Anheuser-Busch InBev Worldwide Inc.
7.20%, 01/15/14 (s)	850	990
4.13%, 01/15/15 (e)	1,750	1,884
7.75%, 01/15/19 (s)	1,325	1,719
BAT International Finance Plc, 9.50%, 11/15/18 (s)	1,150	1,564
CVS Caremark Corp., 5.75%, 06/01/17	975	1,119
Kraft Foods Inc.
6.13%, 08/23/18 (e)	1,125	1,329
6.50%, 02/09/40	1,025	1,200

		11,734

ENERGY - 2.4%
Anadarko Petroleum Corp., 6.38%, 09/15/17	1,825	2,011
BP Capital Markets Plc, 3.88%, 03/10/15	1,125	1,171

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Canadian Natural Resources Ltd., 5.15%, 02/01/13	900	974
Chesapeake Energy Corp., 6.50%, 08/15/17 (e)	275	285
DCP Midstream LLC, 9.75%, 03/15/19 (s)	1,625	2,162
Dolphin Energy Ltd., 5.89%, 06/15/19 (s)	$806	$869
El Paso Corp.
7.88%, 06/15/12 (e)	325	346
7.80%, 08/01/31	33	34
7.75%, 01/15/32 (e)	515	535
Energy Transfer Partners LP, 5.95%, 02/01/15	2,000	2,222
Enterprise Products Operating LLC
6.65%, 04/15/18	1,500	1,775
7.03%, 01/15/68 (i) (e)	775	771
Gulf South Pipeline Co., 6.30%, 08/15/17 (s)	1,200	1,372
Nexen Inc., 7.50%, 07/30/39 (e)	265	326
Petroleos Mexica, 8.00%, 05/03/19	1,940	2,406
Southern Natural Gas Co., 5.90%, 04/01/17 (s) (e)	120	132
Suncor Energy Inc., 6.10%, 06/01/18	1,175	1,375
TransCanada PipeLines Ltd., 6.35%, 05/15/67 (i)	1,375	1,286
Transocean Inc., 6.50%, 11/15/20 (e)	2,550	2,777
Williams Cos. Inc.
7.88%, 09/01/21	100	121
8.75%, 03/15/32 (e)	1,075	1,347
Williams Partners LP, 5.25%, 03/15/20 (e)	1,050	1,141

		25,438

FINANCIALS - 24.6%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (s)	5,700	6,059
Ally Financial Inc.
6.88%, 09/15/11 (e)	3,400	3,487
1.75%, 10/30/12 (e)	9,100	9,311
ANZ National International Ltd., 3.25%, 04/02/12 (s) (e)	6,000	6,235
Australia & New Zealand Banking Group Ltd., 3.20%, 12/15/11 (s) (e)	4,300	4,431
Bank of America Corp.
5.42%, 03/15/17	1,300	1,331
5.63%, 07/01/20 (e)	1,675	1,770
Bank of Nova Scotia, 1.45%, 07/26/13 (s) (e)	11,700	11,826
BBVA Bancomer SA, 7.25%, 04/22/20 (s) (e)	2,125	2,283
BRFkredit AS, 2.05%, 04/15/13 (s)	8,300	8,509
Canadian Imperial Bank of Commerce
2.00%, 02/04/13 (s) (e)	4,100	4,204
2.60%, 07/02/15 (s) (e)	1,400	1,457
Capital One Capital III, 7.69%, 08/15/36 (i)	725	736
Chubb Corp., 6.38%, 03/29/67 (i)	825	813
Cie de Financement Foncier
1.63%, 07/23/12 (s)	4,100	4,117
2.13%, 04/22/13 (s) (e)	1,900	1,934
Citigroup Funding Inc.
1.88%, 10/22/12	16,800	17,229
1.88%, 11/15/12 (e)	5,300	5,434
Citigroup Inc.
2.13%, 04/30/12	1,900	1,948
1.88%, 05/07/12	3,000	3,063
6.38%, 08/12/14	1,325	1,471
5.00%, 09/15/14	2,475	2,571
5.38%, 08/09/20 (e)	2,525	2,612
Credit Agricole SA, 8.38%, (callable at 100 beginning 10/13/19) (m) (s)	750	802
Credit Suisse New York, 4.38%, 08/05/20	800	817
Danske Bank A/S, 2.50%, 05/10/12 (s)	2,000	2,048

	Shares/Par (p)	Value

Deutsche Bank AG Credit Linked Note (Egyptian Treasury Bill, 0.00%, 04/05/11, Moody rating N/A) (s) (f), EGP	57,900	9,679
Developer Diversified Realty Corp., 7.50%, 04/01/17	1,250	1,299
Discover Bank, 8.70%, 11/18/19	1,325	1,563
El Paso Performance-Linked Trust, 7.75%, 07/15/11 (q) (r)	$1,290	$1,335
Endurance Specialty Holdings Ltd., 6.15%, 10/15/15	700	755
ENEL Finance International SA, 5.13%, 10/07/19 (s) (e)	1,300	1,379
Fifth Third Bancorp, 0.48%, 05/17/13 (i)	1,325	1,268
FIH Erhvervsbank A/S, 2.00%, 06/12/13 (s)	3,800	3,886
First Niagara Financial Group Inc., 6.75%, 03/19/20	925	1,021
Ford Motor Credit Co. LLC, 5.54%, 06/15/11 (i) (e)	600	615
General Electric Capital Corp.
2.00%, 09/28/12	8,600	8,837
2.63%, 12/28/12	6,500	6,777
HSBC Bank USA, 4.88%, 08/24/20	1,775	1,851
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/2040, Moody rating Aa3) - Series CLN, (f), BRL	4,840	5,594
HSBC Holdings Plc, 6.80%, 06/01/38	2,650	3,074
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (m)	2,050	2,197
7.25%, 02/01/18 (e)	1,475	1,797
4.40%, 07/22/20 (e)	625	640
Kreditanstalt fuer Wiederaufbau, 3.25%, 02/15/11	9,100	9,205
Landwirtschaftliche Rentenbank
5.25%, 07/02/12	4,500	4,849
4.88%, 01/10/14	6,000	6,722
LeasePlan Corp. NV, 3.00%, 05/07/12 (s)	3,400	3,513
Liberty Property LP, 4.75%, 10/01/20	2,350	2,367
Lloyds TSB Bank Plc, 6.50%, 09/14/20 (q) (r)	1,525	1,540
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	1,125	1,197
6.40%, 08/28/17	700	766
6.88%, 04/25/18	1,225	1,374
MetLife Capital Trust X, 9.25%, 04/08/38 (s) (i)	500	590
Morgan Stanley
5.75%, 08/31/12	675	724
5.95%, 12/28/17	825	886
6.63%, 04/01/18	2,775	3,076
7.30%, 05/13/19	425	489
5.63%, 09/23/19	925	963
5.50%, 07/24/20 (e)	800	824
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	1,310	1,313
NiSource Finance Corp., 10.75%, 03/15/16 (l)	600	793
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (s)	2,175	2,527
PNC Bank NA, 6.88%, 04/01/18	975	1,145
PNC Funding Corp., 1.88%, 06/22/11	5,300	5,363
ProLogis, 1.88%, 11/15/37	1,075	1,008
Prudential Financial Inc., 3.88%, 01/14/15	2,450	2,574
Resona Preferred Global Securities Cayman Ltd., 7.19%, (callable at 100 beginning 07/30/15) (m) (s)	1,525	1,495
Royal Bank of Scotland Group Plc, 1.50%, 03/30/12 (s)	7,500	7,576
Royal Bank of Scotland Plc, 4.88%, 08/25/14 (s)	1,850	1,963

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Simon Property Group LP
10.35%, 04/01/19	1,650	2,306
4.38%, 03/01/21 (e)	825	836
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	225	201
Stadshypotek AB, 1.45%, 09/30/13 (q) (r)	7,200	7,211
Swedbank AB
3.00%, 12/22/11 (s)	$300	$308
2.80%, 02/10/12 (s)	4,300	4,427
Toronto-Dominion Bank NY, 2.20%, 07/29/15 (s)	3,600	3,648
Transatlantic Holdings Inc., 8.00%, 11/30/39	975	1,016
Travelers Cos. Inc., 6.25%, 03/15/37 (i)	630	605
U.S. Bank NA, 4.38%, 02/28/17 (i), EUR	700	947
UBS AG New Jersey-Credit Linked Note (Federative Republic of Brazil Moody’s Rating Baa3), 6.00%, 01/17/17 (q) (r), BRL	1,620	534
WEA Finance LLC
7.50%, 06/02/14 (s)	475	553
7.13%, 04/15/18 (s) (e)	900	1,058
Western Corporate Federal Credit Union, 1.75%, 11/02/12	1,900	1,943
Westpac Banking Corp., 1.90%, 12/14/12 (s) (e)	4,900	5,010
Westpac Securities NZ Ltd., 2.50%, 05/25/12 (s)	800	819
White Mountains Re Group Inc., 6.38%, 03/20/17 (q) (r)	625	632
ZFS Finance USA Trust I
5.88%, 05/09/32 (i) (r) (q)	1,225	1,149
6.15%, 12/15/65 (s) (i)	725	714

		258,824

HEALTH CARE - 0.6%
Boston Scientific Corp.
4.50%, 01/15/15	950	972
6.00%, 01/15/20 (e)	550	586
7.00%, 11/15/35 (l)	250	253
Covidien International Finance SA, 4.20%, 06/15/20	1,175	1,252
HCA Inc., 7.88%, 02/15/20	500	547
Hospira Inc., 5.60%, 09/15/40	1,150	1,191
Life Technologies Corp., 6.00%, 03/01/20	1,160	1,314

		6,115

INDUSTRIALS - 0.1%
General Electric Co., 5.25%, 12/06/17	750	844

INFORMATION TECHNOLOGY - 0.2%
Agilent Technologies Inc., 5.50%, 09/14/15	1,925	2,164

MATERIALS - 1.0%
Anglo American Capital Plc
9.38%, 04/08/14 (s)	414	510
9.38%, 04/08/19 (s) (e)	625	843
ArcelorMittal, 6.13%, 06/01/18	1,375	1,487
Dow Chemical Co.
7.60%, 05/15/14 (l)	1,625	1,898
5.90%, 02/15/15	750	836
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	1,950	2,177
International Paper Co., 7.95%, 06/15/18	625	758
Methanex Corp., 8.75%, 08/15/12	175	185
Radnor Holdings Corp., 11.00%, 07/15/10 (d) (r) (q) (f)	125	—
Teck Resources Ltd., 10.75%, 05/15/19 (e)	1,425	1,795

		10,489

	Shares/Par (p)	Value

TELECOMMUNICATION SERVICES - 1.2%
AT&T Inc., 6.40%, 05/15/38	1,475	1,686
France Telecom SA, 7.75%, 03/01/11 (l)	1,975	2,033
Qwest Communications International Inc., 7.50%, 02/15/14	255	260
Qwest Corp.
8.88%, 03/15/12	125	137
8.38%, 05/01/16 (e)	$750	$887
Sprint Capital Corp., 8.38%, 03/15/12	500	535
Telecom Italia Capital SA
6.20%, 07/18/11	975	1,010
7.00%, 06/04/18	1,175	1,350
6.00%, 09/30/34	925	873
Telemar Norte Leste SA, 5.50%, 10/23/20 (s) (e)	1,000	1,012
Verizon Communications Inc., 6.40%, 02/15/38 (e)	1,300	1,504
Verizon Wireless Capital LLC, 8.50%, 11/15/18 (e)	575	783
Windstream Corp., 8.63%, 08/01/16	180	190

		12,260

UTILITIES - 0.6%
Arizona Public Service Co., 8.75%, 03/01/19	1,700	2,233
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	400	432
Nevada Power Co., 7.13%, 03/15/19	1,175	1,458
Progress Energy Inc., 7.05%, 03/15/19	1,275	1,581
Puget Sound Energy Inc., 6.97%, 06/01/67 (i)	675	630

		6,334

Total Corporate Bonds and Notes (cost $332,131)		348,663

GOVERNMENT AND AGENCY OBLIGATIONS - 52.3%

GOVERNMENT SECURITIES - 18.7%
Municipals - 1.3%
Missouri Higher Education Loan Authority, 1.27%, 11/26/32 (i)	3,290	3,312
State of California
7.95%, 03/01/36	1,290	1,383
7.63%, 03/01/40	3,475	3,822
State of California Various Purpose Bond
7.50%, 04/01/34	1,625	1,768
7.55%, 04/01/39	1,325	1,441
State of Illinois, Transit Improvements, GO, 7.35%, 07/01/35	1,525	1,600

		13,326

Sovereign - 4.0%
Brazilian Government International Bond, 4.88%, 01/22/21	2,210	2,426
Farmer Mac Guaranteed Notes Trust, 5.13%, 04/19/17 (s)	2,100	2,363
Mexican Bonos
9.00%, 12/20/12, MXN	71,010	6,077
10.00%, 12/05/24, MXN	40,500	4,276
Province of Ontario, Canada, 4.10%, 06/16/14 (e)	1,100	1,208
Province of Quebec, Canada, 4.60%, 05/26/15 (e)	1,475	1,671
Qatar Government International Bond
5.15%, 04/09/14	290	317
5.25%, 01/20/20 (s)	4,350	4,785
Repbulic of Argentina, 2.84%, 12/15/35, EUR	11,880	1,726
Republic of South Africa Government Bond, 10.50%, 12/21/26, ZAR	40,730	7,165

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Swedish Housing Finance Corp., 3.13%, 03/23/12 (s)	1,100	1,138
Tennessee Valley Authority
4.38%, 06/15/15	2,400	2,706
5.98%, 04/01/36	1,250	1,565
4.63%, 09/15/60	1,600	1,667
United Mexican States, 6.05%, 01/11/40	1,000	1,145
Venezuela Government International Bond, 9.00%, 05/07/23	560	381
Venezuela Government International Bond, 5.75%, 02/26/16	$1,710	$1,186

		41,802

Treasury Inflation Index Securities - 1.3%
U.S. Treasury Inflation Indexed Note
2.38%, 04/15/11 - 01/15/25 (n)	6,608	6,736
3.00%, 07/15/12 (n)	6,063	6,438
2.00%, 01/15/26 (n)	659	725

		13,899

U.S. Treasury Securities - 12.1%
U.S. Treasury Bond
4.50%, 02/15/36	400	460
4.25%, 05/15/39	200	220
4.38%, 11/15/39 - 05/15/40	6,200	6,961
3.88%, 08/15/40	10,700	11,061
U.S. Treasury Note
1.00%, 08/31/11 - 04/30/12	22,800	22,968
0.75%, 05/31/12	18,400	18,510
0.38%, 09/30/12	5,200	5,194
1.38%, 03/15/13	2,300	2,347
1.75%, 04/15/13	1,900	1,958
3.00%, 09/30/16 (e)	5,800	6,255
3.13%, 01/31/17 - 05/15/19	2,550	2,737
4.00%, 08/15/18 (o)	5,900	6,710
2.75%, 02/15/19	1,400	1,452
3.63%, 08/15/19	34,700	38,159
0.00%, 05/15/21 - 11/15/21 (j)	2,700	1,950

		126,942

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 33.6%
Federal Home Loan Mortgage Corp. - 9.0%
Federal Home Loan Mortgage Corp.
4.50%, 04/02/14 - 10/01/39	9,077	9,882
5.00%, 11/13/14 - 05/01/40	53,217	57,650
5.05%, 01/26/15	4,600	5,295
1.75%, 09/10/15	7,200	7,271
3.00%, 11/15/25	1,000	1,008
5.50%, 01/01/36 - 02/01/36	238	255
5.98%, 01/01/37 (i)	903	960
6.00%, 09/01/37 - 11/01/38	3,373	3,711
6.50%, 01/01/38 - 12/01/38	4,680	5,201
5.50%, 02/01/38 - 02/01/39 , TBA (g)	1,096	1,164
4.50%, 09/01/40 , TBA (g)	2,500	2,603
REMIC, 1,156.50%, 06/15/21 (r) (q)	—	1
REMIC, 0.00%,08/15/35 (0.00% until LIBOR reaches 6.50%) (r) (q)	—	—
REMIC, 0.00%,09/15/35 (0.00% until LIBOR reaches 7.00%) (r) (q)	256	244
REMIC, 0.00%,04/15/37 (0.00% until LIBOR reaches 6.75%) (r) (q)	69	69

		95,314

Federal National Mortgage Association - 20.2%
Federal National Mortgage Association
3.50%, 10/15/40	6,000	6,044
3.00%, 02/17/15 - 12/15/25	16,000	16,139
5.00%, 03/01/18 - 03/01/40	34,958	37,385

	Shares/Par (p)	Value

4.50%, 07/01/18 - 09/01/40	25,307	26,645
6.50%, 02/01/19	2	2
6.00%, 09/01/19 - 12/31/49	15,891	17,151
5.50%, 09/01/23 - 10/01/39	7,903	8,486
3.50%, 11/15/25 - 12/15/25	14,000	14,359
8.00%, 08/01/29 - 02/01/31	95	110
7.00%, 07/01/32	14	16
2.39%, 11/01/35 (i)	98	101
2.69%, 05/01/36 (i)	587	602
2.84%, 05/01/36 (i)	$610	$628
2.87%, 08/01/36 (i)	605	623
2.73%, 09/01/36 (i)	644	671
6.00%, 11/01/36 - 11/15/40 , TBA (g)	42,200	45,290
5.50%, 12/01/37 - 10/15/40 , TBA (g)	35,771	38,031
REMIC, 10.40%, 04/25/19	1	1
REMIC, 0.00%,05/25/35 (0.00% until LIBOR reaches 7.00%) (r) (q)	6	6

		212,290

Government National Mortgage Association - 4.4%
Government National Mortgage Association
6.00%, 06/15/34 - 01/15/39	999	1,090
4.50%, 06/15/39 - 10/15/39	283	301
5.00%, 07/15/39	92	99
4.00%, 10/15/40 - 11/15/40 , TBA (g)	43,000	44,445

		45,935

Total Government and Agency Obligations (cost $535,582)		549,508

COMMON STOCKS - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (q) (r)	491	—

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (c) (f) (q) (r)	2	—

Total Common Stocks (cost $226)		—

SHORT TERM INVESTMENTS - 25.1%

Investment Company - 20.3%
JNL Money Market Fund, 0.10% (a) (h)	213,619	213,619

Securities Lending Collateral - 4.8%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	50,006	50,006
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	892	892

		50,898

Total Short Term Investments (cost $264,517)		264,517

Total Investments - 119.6% (cost $1,247,537)		1,256,989
Total Forward Sales Commitments - (0.3)% (proceeds $3,120)		(3,121)
Other Assets and Liabilities, Net - (19.3%) (o)		(203,203)

Total Net Assets - 100.0%		$1,050,665

Forward Sales Commitments - 0.3%

GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
Federal Home Loan Mortgage Corp. - 0.2%
Federal Home Loan Mortgage Corp., 4.50%, 10/15/40 , TBA (g)	$2,000	$2,080

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Federal National Mortgage Association - 0.1%
Federal National Mortgage Association, 4.50%, 10/15/40 , TBA (g)	1,000	1,041

Total Forward Sales Commitments - 0.3% (proceeds $3,120)		$3,121

JNL/Goldman Sachs Emerging Markets Debt Fund

CORPORATE BONDS AND NOTES - 7.3%

FINANCIALS - 7.3%
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba2) (f), IDR	$82,000,000	$10,650
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody rating Ba2) (f), IDR	20,500,000	2,752
Hongkong & Shanghai Banking Corp. Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody rating Ba2) (f), IDR	91,000,000	11,779
Hongkong & Shanghai Banking Corp. Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba2) (f), IDR	65,000,000	8,533
JPMorgan Chase & Co., 6.00%, 10/10/12 (q) (r), PHP	40,000	940
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba2) (f), IDR	16,100,000	2,048
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 11.00%, 11/15/20, Moody rating Ba2) (f), IDR	20,000,000	2,889
Red Arrow International Leasing Plc, 8.38%, 06/30/12, RUB	26,912	897
RSHB Capital SA, 7.50%, 03/25/13, RUB	275,600	9,122

		49,610

Total Corporate Bonds and Notes (cost $44,618)		49,610

GOVERNMENT AND AGENCY OBLIGATIONS - 66.0%

GOVERNMENT SECURITIES - 66.0%
Sovereign - 62.6%
Argentina Government Bond, 2.00%, 02/04/18, ARS	6,310	2,313
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/17 - 01/01/21, BRL	47,275	26,261
Brazil Notas do Tesouro Nacional Series LTN - Series LTN, 0.00%, 01/01/11, BRL	19,990	11,509
Chile Government International Bond, 5.50%, 08/05/20, CLP	589,500	1,293
Colombia Government International Bond
7.75%, 04/14/21, COP	15,847,000	10,304
9.85%, 06/28/27, COP	17,063,000	13,505
Egypt Government Bond, 8.75%, 07/18/12, EGP	5,000	880
Hungary Government Bond
5.50%, 02/12/14 - 02/12/16 , HUF	2,482,000	11,745
8.00%, 02/12/15, HUF	6,686,000	34,786
Indonesia Government Bond
11.00%, 11/15/20, IDR	17,000,000	2,355
10.50%, 08/15/30, IDR	134,500,000	18,005

	Shares/Par (p)	Value

Malaysia Government Bond
3.74%, 02/27/15, MYR	63,100	20,850
4.38%, 11/29/19, MYR	31,600	10,861
Mexican Bonos
9.00%, 12/20/12, MXN	12,600	1,078
8.00%, 06/11/20, MXN	62,510	5,622
10.00%, 12/05/24 - 11/20/36 , MXN	549,159	58,072
Nota Do Tesouro Nacional, 6.00%, 08/15/40, BRL	14,300	16,527
Nota Do Tesouro Nacional, Index Linked, 6.00%, 05/15/15, BRL	$5,269	$6,112
Peru Government International Bond
9.91%, 05/05/15, PEN	7,234	3,126
8.20%, 08/12/26, PEN	7,597	3,249
6.95%, 08/12/31, PEN	6,900	2,612
Philippine Government Bond, 4.95%, 01/15/21, PHP	94,000	2,193
Poland Government Bond
5.25%, 04/25/13 - 10/25/20 , PLN	41,175	14,243
6.25%, 10/24/15, PLN	14,400	5,187
5.50%, 10/25/19, PLN	31,180	10,783
Repbulic of Argentina, 2.84%, 12/15/35, EUR	12,170	1,768
Republic of Argentina
0.47%, 12/31/33, ARS	7,980	3,119
3.72%, 12/15/35, ARS	179,420	4,829
Republic of South Africa Government Bond, 10.50%, 12/21/26, ZAR	290,290	51,064
Russia Government International Bond
5.00%, 04/29/20	200	208
7.50%, 03/31/30	3,813	4,553
Thailand Government Bond
3.63%, 05/22/15, THB	1,101,700	37,905
4.13%, 11/18/16, THB	230,000	8,169
Turkey Government Bond, 11.00%, 08/06/14, TRY	9,825	7,332
Turkey Government International Bond, 16.00%, 03/07/12, TRY	5,540	4,237
Venezuela Government International Bond
5.75%, 02/26/16	980	680
7.75%, 10/13/19	2,740	1,849
8.25%, 10/13/24	6,150	3,951
7.65%, 04/21/25	490	299
9.25%, 05/07/28	2,290	1,550

		424,984

Treasury Inflation Index Securities - 3.4%
Poland Government Inflation Indexed, 3.00%, 08/24/16 (n), PLN	4,213	1,443
Republic of Turkey Inflation Indexed Note
7.00%, 10/01/14 (n), TRY	5,274	4,239
4.00%, 04/01/20 (n), TRY	24,141	17,264

		22,946

Total Government and Agency Obligations (cost $416,186)		447,930

SHORT TERM INVESTMENTS - 16.2%

Investment Company - 15.6%
JNL Money Market Fund, 0.10% (a) (h)	105,558	105,558

Treasury Securities - 0.6%
Bank of Thailand, 0.06%, 08/04/11, THB	127,500	4,133

Total Short Term Investments (cost $109,539)		109,691

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Total Investments - 89.5% (cost $570,343)		607,231
Other Assets and Liabilities, Net - 10.5%		71,476

Total Net Assets - 100.0%		$678,707

JNL/Goldman Sachs Mid Cap Value Fund

COMMON STOCKS - 98.2%

CONSUMER DISCRETIONARY - 11.9%
CBS Corp. - Class B	313	$4,956
DISH Network Corp.	337	6,457
Fossil Inc. (c)	43	2,309
Guess? Inc.	137	5,583
HanesBrands Inc. (c)	118	3,040
Harley-Davidson Inc.	55	1,576
Lear Corp. (c)	29	2,282
Liberty Media Corp. - Interactive (c)	339	4,650
Mohawk Industries Inc. (c)	40	2,111
Newell Rubbermaid Inc.	326	5,798
NVR Inc. (c)	4	2,845
TRW Automotive Holdings Corp. (c)	90	3,752
Washington Post Co. (e)	8	3,077

		48,436

CONSUMER STAPLES - 5.3%
Alberto-Culver Co.	27	1,010
ConAgra Foods Inc.	193	4,234
Del Monte Foods Co.	216	2,835
Hansen Natural Corp. (c)	79	3,703
HJ Heinz Co.	81	3,858
JM Smucker Co.	97	5,893

		21,533

ENERGY - 10.1%
Alpha Natural Resources Inc. (c)	47	1,944
Forest Oil Corp. (c)	153	4,551
Helmerich & Payne Inc.	71	2,858
Key Energy Services Inc. (c)	225	2,140
Newfield Exploration Co. (c)	188	10,798
QEP Resources Inc.	165	4,971
Range Resources Corp.	216	8,251
Weatherford International Ltd. (c)	331	5,653

		41,166

FINANCIALS - 28.5%
Alexandria Real Estate Equities Inc.	49	3,443
Annaly Capital Management Inc.	159	2,797
Boston Properties Inc. (e)	56	4,649
Comerica Inc.	144	5,357
Digital Realty Trust Inc. (e)	56	3,458
Douglas Emmett Inc.	187	3,277
Everest Re Group Ltd.	88	7,634
Fifth Third Bancorp	297	3,576
First Horizon National Corp. (c)	243	2,774
Genworth Financial Inc. - Class A (c)	319	3,898
Hartford Financial Services Group Inc.	238	5,469
Host Hotels & Resorts Inc. (e)	267	3,868
IntercontinentalExchange Inc. (c)	19	1,948
Invesco Ltd.	286	6,070
Janus Capital Group Inc.	261	2,862
Lazard Ltd. - Class A	76	2,654
M&T Bank Corp. (e)	31	2,507
Marsh & McLennan Cos. Inc.	179	4,328
MFA Financial Inc.	507	3,865
Principal Financial Group Inc.	303	7,841

	Shares/Par (p)	Value

Progressive Corp.	118	2,457
SLM Corp. (c)	462	5,335
SunTrust Banks Inc.	260	6,716
Tanger Factory Outlet Centers Inc.	65	3,069
Ventas Inc.	93	4,818
WR Berkley Corp.	260	7,043
XL Group Plc	208	$4,513

		116,226

HEALTH CARE - 6.1%
Aetna Inc.	201	6,352
Biogen Idec Inc. (c)	127	7,132
CR Bard Inc.	54	4,419
Hologic Inc. (c)	214	3,426
Kinetic Concepts Inc. (c)	105	3,827

		25,156

INDUSTRIALS - 9.1%
BE Aerospace Inc. (c)	112	3,392
Cooper Industries Plc	59	2,879
Eaton Corp.	75	6,186
JetBlue Airways Corp. (c)	334	2,235
Kansas City Southern (c)	103	3,836
Parker Hannifin Corp.	77	5,430
Pentair Inc.	146	4,907
Republic Services Inc. - Class A	119	3,633
Ryder System Inc.	49	2,082
Textron Inc.	129	2,654

		37,234

INFORMATION TECHNOLOGY - 5.4%
Amphenol Corp. - Class A	91	4,444
BMC Software Inc. (c)	118	4,771
Check Point Software Technologies Ltd. (c)	52	1,924
CommScope Inc. (c)	90	2,135
ON Semiconductor Corp. (c)	579	4,173
Parametric Technology Corp. (c)	165	3,215
Quest Software Inc. (c)	50	1,229

		21,891

MATERIALS - 6.0%
Celanese Corp. - Class A	93	2,989
CF Industries Holdings Inc.	37	3,548
Cliffs Natural Resources Inc.	42	2,696
Huntsman Corp.	355	4,105
Owens-Illinois Inc. (c)	104	2,911
Sherwin-Williams Co.	36	2,688
Steel Dynamics Inc.	195	2,751
Temple-Inland Inc.	161	3,005

		24,693

TELECOMMUNICATION SERVICES - 3.2%
CenturyTel Inc.	151	5,954
Clearwire Corp. (c) (e)	279	2,257
Sprint Nextel Corp. (c)	1,060	4,906

		13,117

UTILITIES - 12.6%
Alliant Energy Corp.	65	2,348
CMS Energy Corp. (e)	334	6,021
DPL Inc.	74	1,928
Edison International	143	4,908
FirstEnergy Corp. (e)	57	2,206
Great Plains Energy Inc.	41	774
Northeast Utilities	110	3,245
NV Energy Inc.	236	3,107
Pinnacle West Capital Corp.	63	2,602
PPL Corp.	207	5,627

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Progress Energy Inc.	74	3,283
SCANA Corp.	141	5,686
Sempra Energy	50	2,708
Xcel Energy Inc.	305	$7,017

		51,460

Total Common Stocks (cost $370,481)		400,912

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$398	21

Total Non-U.S. Government Agency Asset-Backed Securities (cost $398)		21

SHORT TERM INVESTMENTS - 8.9%

Investment Company - 4.6%
JNL Money Market Fund, 0.10% (a) (h)	18,657	18,657

Securities Lending Collateral - 4.3%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	16,608	16,608
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	985	985

		17,593

Total Short Term Investments (cost $36,250)		36,250

Total Investments - 107.1% (cost $407,129)		437,183

Other Assets and Liabilities, Net - (7.1%)		(28,868)

Total Net Assets - 100.0%		$408,315

JNL/Ivy Asset Strategy Fund

COMMON STOCKS - 71.2%

CONSUMER DISCRETIONARY - 20.6%
Bayerische Motoren Werke AG	11	$764
CBS Corp. - Class B	289	4,576
Compagnie Financiere Richemont SA	246	11,853
Ctrip.com International Ltd. - ADR (c)	87	4,130
Hyundai Motor Co.	169	22,717
Li & Fung Ltd.	1,396	7,854
LVMH Moet Hennessy Louis Vuitton SA	79	11,559
Nike Inc. - Class B	87	6,980
Sands China Ltd. (c) (s)	13,432	24,236
Starwood Hotels & Resorts Worldwide Inc. (o)	309	16,217
Wynn Macau Ltd. (c)	4,312	7,459
Wynn Resorts Ltd. (o)	403	34,938

		153,283

CONSUMER STAPLES - 2.7%
Hengan International Group Co. Ltd.	625	6,226
Mead Johnson Nutrition Co.	84	4,786
Philip Morris International Inc.	159	8,907

		19,919

ENERGY - 7.4%
ConocoPhillips	263	15,081
Halliburton Co. (o)	466	15,419
Schlumberger Ltd. (o)	212	13,083
SeaDrill Ltd.	394	11,384

		54,967

	Shares/Par (p)	Value

FINANCIALS - 15.8%
Banco Santander Brasil SA - ADR	494	6,797
Banco Santander SA	559	7,104
BOC Hong Kong Holdings Ltd.	1,555	4,930
China Life Insurance Co. Ltd.	2,500	9,876
China Overseas Land & Investment Ltd.	1,218	2,577
China Pacific Insurance Group Co. Ltd.	2,161	8,119
China Resources Land Ltd.	2,480	5,044
HDFC Bank Ltd.	30	1,640
ICICI Bank Ltd.	376	9,305
Industrial & Commercial Bank of China	25,510	19,004
Itau Unibanco Holding SA - ADR (f)	413	9,776
Ping an Insurance Group Co. of China Ltd. (s)	225	2,297
Renhe Commercial Holdings Co. Ltd.	14,769	2,760
Standard Chartered Plc	812	23,289
State Bank of India Ltd.	73	5,279

		117,797

HEALTH CARE - 0.3%
Allergan Inc.	5	339
Vertex Pharmaceuticals Inc. (c)	50	1,729

		2,068

INDUSTRIALS - 3.8%
A P Moller - Maersk A/S - Class B	1	7,774
Cummins Inc.	63	5,725
General Electric Co.	84	1,367
Koninklijke Philips Electronics NV	263	8,268
Tata Motors Ltd.	16	388
Volvo AB - Class B (c)	321	4,720

		28,242

INFORMATION TECHNOLOGY - 15.1%
Apple Inc. (c)	69	19,678
ASML Holding NV	201	6,007
Baidu.com - ADR (c)	34	3,489
Cognizant Technology Solutions Corp. (c)	199	$12,823
First Solar Inc. (c)	36	5,319
Infosys Technologies Ltd. - ADR	88	5,937
Intel Corp.	469	9,015
Juniper Networks Inc. (c)	178	5,405
MediaTek Inc.	1,146	16,109
NetApp Inc. (c)	269	13,403
PMC - Sierra Inc. (c)	397	2,921
Redecard SA	352	5,500
Samsung Electronics Co. Ltd.	11	7,155

		112,761

MATERIALS - 3.0%
Freeport-McMoRan Copper & Gold Inc.	121	10,349
Vale SA - ADR	197	6,148
Xstrata Plc	316	6,050

		22,547

TELECOMMUNICATION SERVICES - 2.5%
China Mobile Ltd.	1,795	18,381

Total Common Stocks (cost $466,382)		529,965

PREFERRED STOCKS - 3.9%

CONSUMER DISCRETIONARY - 3.9%
Volkswagen AG	195	23,498
Volkswagen AG Rights, Convertible Preferred (s)	42	5,084

Total Preferred Stocks (cost $21,857)		28,582

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

OPTIONS - 0.4%
KOSPI 200 Index Put Option, Strike Price $225.00, Expiration 12/09/2010, (f) (w)	$1,038	191
S&P 500 Index Put Option, Strike Price $1,075.00, Expiration 10/08/2010, (f) (w)	96	36
S&P 500 Index Put Option, Strike Price $1,075.00, Expiration 10/08/2010, (f) (w)	31	9
S&P 500 Index Put Option, Strike Price $1,075.00, Expiration 12/18/2010, (f) (w)	65	177
S&P 500 Index Put Option, Strike Price $1,075.00, Expiration 12/18/2010, (f) (w)	186	471
S&P 500 Index Put Option, Strike Price $1,100.00, Expiration 12/18/2010, (w)	629	2,019

Total Options (cost $3,577)		2,903

PRECIOUS METALS - 12.2%
Gold Bullion (w)	69,495	90,952

Total Precious Metals (cost $80,300)		90,952

SHORT TERM INVESTMENTS - 13.0%

Investment Company - 13.0%
JNL Money Market Fund, 0.10% (a) (h)	96,546	96,546

Total Short Term Investments (cost $96,546)		96,546

Total Investments - 100.7% (cost $668,662)		748,948
Other Assets and Liabilities, Net - (0.7%)		(4,870)

Total Net Assets - 100.0%		$744,078

JNL/JPMorgan International Value Fund

COMMON STOCKS - 96.5%

CONSUMER DISCRETIONARY - 8.7%
Aisin Seiki Co. Ltd.	93	$2,885
Compagnie Generale des Etablissements Michelin (e)	49	3,712
Daimler AG (c)	95	6,008
GKN Plc	1,399	3,723
InterContinental Hotels Group Plc	323	5,760
LG Electronics Inc.	59	4,951
Nissan Motor Co. Ltd.	1,156	10,091
PPR SA	31	4,940

Sodexo SA	88	5,708
		47,778

CONSUMER STAPLES - 2.5%
Japan Tobacco Inc.	1	2,733
Shiseido Co. Ltd. (e)	161	3,614
Unilever NV	245	7,333

		13,680

ENERGY - 8.5%
BP Plc	1,858	12,486
Cairn Energy Plc (c)	446	3,179
JX Holdings Inc.	965	5,594
Royal Dutch Shell Plc	755	22,730
Tullow Oil Plc	156	3,121

		47,110

FINANCIALS - 27.3%
African Bank Investments Ltd.	1,137	5,846
Allianz SE	84	9,565

	Shares/Par (p)	Value

Aviva Plc	809	5,069
Banco Bilbao Vizcaya Argentaria SA	749	10,115
Barclays Plc	899	4,232
BNP Paribas	160	11,370
China Merchants Bank Co. Ltd. (e)	1,978	5,097
DnB NOR ASA	573	7,796
HSBC Holdings Plc	1,796	18,201
ING Groep NV (c)	1,029	10,677
KBC Groep NV (c)	153	6,859
Lloyds Banking Group Plc (c)	6,042	7,035
Man Group Plc	902	3,103
QBE Insurance Group Ltd.	441	7,358
Societe Generale	124	7,163
Sumitomo Mitsui Financial Group Inc.	257	7,490
Sun Hung Kai Properties Ltd.	335	5,786
Turkiye Garanti Bankasi AS	657	3,816
UBS AG (c)	290	4,931
Zurich Financial Services AG	37	8,584

		150,093

HEALTH CARE - 5.3%
Bayer AG	157	10,954
GlaxoSmithKline Plc	354	6,980
Sanofi-Aventis SA	169	11,273

		29,207

INDUSTRIALS - 15.1%
Cookson Group Plc (c)	476	4,088
East Japan Railway Co.	85	5,102
Experian Plc	410	4,464
Hamburger Hafen und Logistik AG (e)	61	2,378
Hutchison Whampoa Ltd.	1,009	9,415
Koninklijke Philips Electronics NV	203	6,389
Kubota Corp.	411	$3,761
Marubeni Corp.	934	5,281
Mitsubishi Electric Corp.	682	5,866
Mitsui & Co. Ltd.	482	7,164
Nippon Express Co. Ltd.	947	3,596
Nippon Sheet Glass Co. Ltd. (e)	854	1,862
Orkla ASA	598	5,513
Ruukki Group Oyj (c)	590	1,520
Schneider Electric SA	53	6,698
Siemens AG	93	9,845

		82,942

INFORMATION TECHNOLOGY - 6.5%
FUJIFILM Holdings Corp.	250	8,270
Fujitsu Ltd.	889	6,240
HON HAI Precision Industry Co. Ltd.	1,279	4,811
Nintendo Co. Ltd.	18	4,423
Nokia Oyj	580	5,830
Ricoh Co. Ltd.	450	6,345

		35,919

MATERIALS - 4.6%
ArcelorMittal	145	4,773
First Quantum Minerals Ltd. (e)	73	5,548
Lanxess AG	101	5,552
Petropavlovsk Plc	150	2,611
Rhodia SA	278	6,649

		25,133

TELECOMMUNICATION SERVICES - 10.5%
BT Group Plc	2,445	5,377
Koninklijke KPN NV	432	6,684
Nippon Telegraph & Telephone Corp.	127	5,537
Singapore Telecommunications Ltd.	2,204	5,262
Telefonica SA	596	14,756

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Telekomunikasi Indonesia Tbk PT	4,738	4,884
Vodafone Group Plc	6,279	15,496

		57,996

UTILITIES - 7.5%
Centrica Plc	1,566	7,958
Energias de Portugal SA	1,723	5,903
GDF Suez	384	13,733
National Grid Plc	967	8,203
Snam Rete Gas SpA	1,043	5,285

		41,082

Total Common Stocks (cost $499,142)		530,940

PREFERRED STOCKS - 1.4%

CONSUMER DISCRETIONARY - 1.4%
Volkswagen AG	64	7,765

Total Preferred Stocks (cost $6,020)		7,765

RIGHTS - 0.0%
Cie Generale des Etablissements Michelin (c)	$49	136

Total Rights (cost $0)		136

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	1,713	89

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,713)		89

SHORT TERM INVESTMENTS - 5.7%

Investment Company - 2.0%
JNL Money Market Fund, 0.10% (a) (h)	11,003	11,003

Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	18,410	18,410
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	1,958	1,958

		20,368

Total Short Term Investments (cost $31,371)		31,371

Total Investments - 103.6% (cost $538,246)		570,301
Other Assets and Liabilities, Net - (3.6%) (o)		(19,995)

Total Net Assets - 100.0%		$550,306

JNL/JPMorgan Mid Cap Growth Fund

COMMON STOCKS - 96.9%

CONSUMER DISCRETIONARY - 17.8%
Chipotle Mexican Grill Inc. - Class A (c)	8	$1,410
Dick’s Sporting Goods Inc. (c)	51	1,439
Education Management Corp. (c) (e)	80	1,169
Express Inc. (c)	84	1,279
Gentex Corp.	118	2,294
Harley-Davidson Inc.	93	2,631
Harman International Industries Inc. (c)	58	1,938
HSN Inc. (c)	50	1,492
J Crew Group Inc. (c)	28	948
Lamar Advertising Co. (c) (e)	83	2,632
MGM Mirage (c) (e)	96	1,080

	Shares/Par (p)	Value

NetFlix Inc. (c) (e)	9	1,492
OfficeMax Inc. (c)	102	1,340
Phillips-Van Heusen Corp.	48	2,894
Polo Ralph Lauren Corp.	19	1,725
Scripps Networks Interactive Inc.	58	2,764
Sotheby’s - Class A (e)	48	1,756
Starwood Hotels & Resorts Worldwide Inc.	39	2,049
Williams-Sonoma Inc.	51	1,623

		33,955

CONSUMER STAPLES - 1.1%
Dr. Pepper Snapple Group Inc.	58	2,071

ENERGY - 5.4%
Cabot Oil & Gas Corp. - Class A	54	1,616
Cameron International Corp. (c)	54	2,334
CARBO Ceramics Inc.	18	1,417
Concho Resources Inc. (c)	40	2,660
Forest Oil Corp. (c)	74	2,191

		10,218

FINANCIALS - 8.6%
Apollo Global Management LLC (c) (f) (q) (r)	73	514
BB&T Corp.	47	1,132
BOK Financial Corp.	26	1,155
Comerica Inc.	36	1,349
HCC Insurance Holdings Inc.	44	1,145
Invesco Ltd.	108	2,287
Lazard Ltd. - Class A	54	1,898
MSCI Inc. (c)	46	1,514
Och-Ziff Capital Management Group LLC	93	1,380
T. Rowe Price Group Inc.	48	2,400
TD Ameritrade Holding Corp. (c)	95	1,538

		16,312

HEALTH CARE - 12.3%
Alexion Pharmaceuticals Inc. (c)	24	1,564
Brookdale Senior Living Inc. (c)	95	1,555
Cerner Corp. (c) (e)	16	1,315
Coventry Health Care Inc. (c)	92	1,987
DaVita Inc. (c)	37	2,547
Express Scripts Inc. (c)	39	1,900
Humana Inc. (c)	33	1,673
Illumina Inc. (c) (e)	29	1,402
Lincare Holdings Inc.	96	2,406
Sirona Dental Systems Inc. (c)	32	1,150
Thoratec Corp. (c)	44	1,616
Valeant Pharmaceuticals International Inc. (e)	170	4,266

		23,381

INDUSTRIALS - 18.4%
Avis Budget Group Inc. (c)	132	1,538
Carlisle Cos. Inc.	60	1,791
Cummins Inc.	57	$5,175
Delta Air Lines Inc. (c)	174	2,028
Expeditors International Washington Inc.	31	1,415
Goodrich Corp.	36	2,639
Hubbell Inc. - Class B	38	1,923
Landstar System Inc.	44	1,680
Lennox International Inc.	46	1,922
Precision Castparts Corp.	16	2,087
Robert Half International Inc.	62	1,607
Rockwell Automation Inc.	31	1,938
Roper Industries Inc.	24	1,550
Stericycle Inc. (c)	29	1,991
Wabtec Corp. (e)	46	2,213
WW Grainger Inc.	29	3,454

		34,951

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

INFORMATION TECHNOLOGY - 27.8%
Alliance Data Systems Corp. (c) (e)	41	2,650
Amdocs Ltd. (c)	65	1,875
Amphenol Corp. - Class A	49	2,413
Ansys Inc. (c)	33	1,374
Broadcom Corp. - Class A	68	2,410
CGI Group Inc. (c)	89	1,342
Citrix Systems Inc. (c)	33	2,266
Cognizant Technology Solutions Corp. (c)	35	2,244
Concur Technologies Inc. (c) (e)	39	1,938
Cree Inc. (c) (e)	27	1,466
Equinix Inc. (c)	23	2,354
F5 Networks Inc. (c)	22	2,294
Hewitt Associates Inc. - Class A (c)	51	2,582
Juniper Networks Inc. (c)	66	1,991
Marvell Technology Group Ltd. (c)	155	2,716
MasterCard Inc.	8	1,794
Microchip Technology Inc. (e)	62	1,934
Micros Systems Inc. (c)	69	2,938
NetApp Inc. (c)	76	3,774
Riverbed Technology Inc. (c)	21	975
Salesforce.com Inc. (c)	19	2,079
Tyco Electronics Ltd.	73	2,124
Varian Semiconductor Equipment Associates Inc. (c)	82	2,346
Western Union Co.	94	1,668
Zebra Technologies Corp. (c)	40	1,352

		52,899

MATERIALS - 4.2%
Bemis Co. Inc.	58	1,838
Cliffs Natural Resources Inc.	25	1,624
Grief Inc.	34	1,995
Sherwin-Williams Co.	34	2,577

		8,034

TELECOMMUNICATION SERVICES - 1.3%
tw telecom inc. (c)	135	2,511

Total Common Stocks (cost $156,474)		184,332

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$456	24

Total Non-U.S. Government Agency Asset-Backed Securities (cost $456)		24

SHORT TERM INVESTMENTS - 12.1%

Investment Company - 3.5%
JNL Money Market Fund, 0.10% (a) (h)	6,569	6,569

Securities Lending Collateral - 8.6%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	$15,485	$15,485
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	972	972

		16,457

Total Short Term Investments (cost $23,026)		23,026

Total Investments - 109.0% (cost $179,956)		207,382

Other Assets and Liabilities, Net - (9.0%)		(17,055)

Total Net Assets - 100.0%		$190,327

	Shares/Par (p)	Value

JNL/JPMorgan U.S. Government & Quality Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.9%
ACE Securities Corp. REMIC, 0.39%, 02/25/31 (i)	$415	$310
Banc of America Commercial Mortgage Inc. REMIC, 6.62%, 03/11/32 (i) (q) (r)	2,039	2,271
Commercial Mortgage Pass-Through Certificates REMIC, 5.45%, 07/16/34 (q) (r)	2,909	2,944
CompuCredit Acquired Portfolio Voltage Master Trust, 0.43%, 09/15/18 (i) (q) (r)	523	472
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	158	164
Countrywide Alternative Loan Trust REMIC
0.47%, 07/20/46 (i)	1,217	560
0.45%, 12/20/46 (i)	1,453	716
Countrywide Home Equity Loan Trust, 0.55%, 02/15/34 (i)	624	337
IndyMac Seconds Asset Backed Trust REMIC, 0.39%, 06/25/36 (i) (q)	976	116
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	2,696
MASTR Adjustable Rate Mortgages Trust REMIC, 2.63%, 02/25/34 (i)	743	672
Morgan Stanley Mortgage Loan Trust REMIC, 2.79%, 10/25/34 (i)	619	552
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (s)	4,852	4,869
Provident Funding Mortgage Loan Trust REMIC, 2.82%, 10/25/35 (i)	522	498
SACO I Inc. REMIC, 0.39%, 06/25/36 (i) (q)	473	106
Sigma Finance Inc. (d) (f) (q)	2,177	113
Structured Asset Mortgage Investments Inc. REMIC, 0.47%, 08/25/36 (i)	1,521	949
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	2,877	3,142
Wells Fargo Mortgage Backed Securities Trust REMIC
5.50%, 04/25/37	5,863	5,974
6.00%, 06/25/37	971	904

Total Non-U.S. Government Agency Asset-Backed Securities (cost $33,659)		28,365

CORPORATE BONDS AND NOTES - 0.7%

FINANCIALS - 0.7%
General Electric Capital Corp., 3.00%, 12/09/11	2,500	2,576
Morgan Stanley, 3.25%, 12/01/11	2,500	2,582
Wells Fargo & Co., 3.00%, 12/09/11	1,525	1,571

Total Corporate Bonds and Notes (cost $6,521)		6,729

GOVERNMENT AND AGENCY OBLIGATIONS - 91.4%

GOVERNMENT SECURITIES - 32.0%
Sovereign - 3.2%
Financing Corp. Fico, 0.00%, 04/05/19 (j)	5,000	3,924
Israel Government AID Bond, 0.00%, 11/01/21 (j)	10,000	6,790
Residual Funding, 0.00%, 10/15/19 - 01/15/30 (j)	16,210	10,567

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Tennessee Valley Authority Generic Strip, 0.00%, 01/15/21 - 07/15/21 (j)	14,487	9,883
		31,164

Treasury Inflation Index Securities - 4.3%
U.S. Treasury Inflation Indexed Note
2.38%, 04/15/11 - 01/15/27 (n)	$5,644	$6,021
2.50%, 07/15/16 (n)	2,461	2,788
1.38%, 07/15/18 (n)	25,275	27,036
2.00%, 01/15/26 (n)	5,690	6,257

		42,102

U.S. Treasury Securities - 24.5%
U.S. Treasury Bond
8.88%, 08/15/17 (e)	8,000	11,632
0.00%,08/15/21 (j) (e)	25,000	18,057
5.25%, 11/15/28 - 02/15/29	30,000	37,907
5.38%, 02/15/31	13,000	16,737
U.S. Treasury Note
4.63%, 02/15/17	22,000	25,860
4.75%, 08/15/17	15,000	17,809
3.38%, 11/15/19	75,000	80,795
2.63%, 08/15/20	30,000	29,678

		238,475

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 59.4%
Federal Farm Credit Bank - 0.9%
Federal Farm Credit Bank, 5.75%, 12/07/28	7,000	8,456
Federal Home Loan Bank - 1.8%
Federal Home Loan Bank
4.88%, 05/17/17 (e)	10,000	11,717
5.25%, 12/11/20	4,500	5,422

		17,139

Federal Home Loan Mortgage Corp. - 19.6%
Federal Home Loan Mortgage Corp.
7.00%, 07/01/11 - 08/01/32	254	288
6.50%, 08/01/13	5	5
8.00%, 07/01/20	19	21
6.00%, 11/01/28	259	285
5.00%, 08/01/33 - 12/01/34	5,435	5,807
5.20%, 12/01/35 (i)	4,982	5,279
5.59%, 01/01/37 (i)	495	526
REMIC, 5.00%, 10/15/17 - 02/15/35	72,806	79,475
REMIC, 4.50%, 06/15/18 - 07/15/34	36,014	39,524
REMIC, 5.50%, 01/15/27 - 07/15/40	47,180	52,228
REMIC, 4.00%, 06/15/36	5,000	5,194
REMIC, 6.00%, 07/15/37	2,000	2,273
REMIC, Interest Only, 5.00%, 03/15/31	338	2

		190,907

Federal National Mortgage Association - 30.5%
Federal National Mortgage Association
12.50%, 09/20/15 - 01/15/16	4	4
12.00%, 01/01/16 - 01/15/16	23	26
5.00%, 02/01/19 - 12/01/39	33,860	36,156
11.50%, 09/01/19	—	—
0.00%,10/09/19 (j)	24,000	15,844
10.50%, 08/01/20	4	5
4.00%, 02/01/25 - 09/01/25	28,484	29,830
6.50%, 03/01/26 - 03/01/36	2,408	2,637
7.00%, 05/01/26 - 01/01/30	24	28
8.00%, 07/01/29 - 03/01/31	162	187
6.00%, 02/01/31 - 12/01/36	29,777	32,106
7.50%, 02/01/31	29	33
5.50%, 02/01/35 - 10/01/36	20,005	21,480
Principal Only, 0.00%,11/15/20 (j)	9,000	6,348
REMIC, 5.00%, 05/25/18 - 09/25/39	37,209	40,922
REMIC, 4.00%, 01/25/19 - 04/25/30	28,000	28,894

	Shares/Par (p)	Value

REMIC, 4.50%, 04/25/23 - 02/25/40	27,826	30,447
REMIC, 3.50%, 07/25/33	2,345	2,458
REMIC, 5.50%, 12/25/34 - 11/25/35	16,611	18,332
REMIC, 11.01%, 02/25/40 (i)	$1,321	$1,352
REMIC, 7.50%, 12/25/41	10,430	12,282
REMIC, 4.68%, 06/25/43	8,038	8,430
REMIC, 6.00%, 12/25/49	3,112	3,389
REMIC, Principal Only, 0.00%,04/25/36 (j)	6,693	5,878

		297,068

Government National Mortgage Association - 6.6%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	3,693	4,046
REMIC, 6.50%, 06/20/28 - 06/16/31	4,826	5,139
REMIC, 5.00%, 09/20/32 - 11/20/36	10,714	11,640
REMIC, 5.50%, 03/20/33 - 02/16/38	26,218	28,403
REMIC, 6.00%, 12/16/33	2,996	3,247
REMIC, 4.50%, 06/20/39	10,000	10,788
REMIC, Interest Only, 6.50%, 11/20/34	488	15
REMIC, Interest Only, 6.14%, 05/16/38 (i)	8,529	1,272

		64,550

Total Government and Agency Obligations (cost $814,114)		889,861

SHORT TERM INVESTMENTS - 8.1%
Investment Company - 4.6%
JNL Money Market Fund, 0.10% (a) (h)	44,660	44,660
Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	26,696	26,696
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	7,364	7,364

		34,060

Total Short Term Investments (cost $78,720)		78,720

Total Investments - 103.1% (cost $933,014)		1,003,675
Other Assets and Liabilities, Net - (3.1%)		(29,910)

Total Net Assets - 100.0%		$973,765

JNL/Lazard Emerging Markets Fund

COMMON STOCKS - 90.2%

CONSUMER DISCRETIONARY - 4.8%
Desarrolladora Homex SAB de CV - ADR (c) (e)	239	$7,727
Grupo Televisa SA - ADR	616	11,655
Hyundai Mobis	43	9,639
Truworths International Ltd.	1,209	12,145
Woongjin Coway Co. Ltd.	347	13,510

		54,676

CONSUMER STAPLES - 12.3%
British American Tobacco Plc	424	6,662
Eastern Tobacco	234	5,215
Fomento Economico Mexicano SAB de CV - ADR	273	13,834
Hite Brewery Co. Ltd.	54	5,977
Kimberly-Clark de Mexico SAB de CV	1,205	7,732
KT&G Corp.	334	19,930
Magnit OJSC - GDR (s)	394	9,262
Massmart Holdings Ltd.	518	10,987
Natura Cosmeticos SA	572	15,439

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Oriflame Cosmetics SA - SDR (e)	163	10,442
Shoprite Holdings Ltd.	723	10,266
Souza Cruz SA	277	14,004
Tiger Brands Ltd.	410	11,142

		140,892

ENERGY - 4.2%
Banpu Public Co. Ltd.	472	11,195
LUKOIL OAO - ADR	288	16,367
Oil & Gas Development Co. Ltd.	3,106	5,245
Pakistan Petroleum Ltd.	3,363	6,720
PT Tambang Batubara Bukit Asam Tbk	3,824	8,334

		47,861

FINANCIALS - 23.2%
Akbank T.A.S.	2,433	14,883
Banco do Brasil SA	2,358	44,434
Bank Mandiri Persero Tbk PT	12,745	10,281
Bank of India	1,091	12,559
China Construction Bank Corp.	12,646	11,083
Commercial International Bank	1,736	13,084
Kasikornbank Public Co. Ltd.	2,736	11,180
Korea Life Insurance Co. Ltd.	1,979	13,241
Nedbank Group Ltd. (e)	470	9,942
OTP Bank Rt (c) (e)	445	11,673
Punjab National Bank Ltd.	836	24,071
Sanlam Ltd.	4,623	17,444
Shinhan Financial Group Co. Ltd.	682	26,101
Standard Bank Group Ltd.	691	11,006
Turkiye Is Bankasi SA	8,215	34,924

		265,906

INDUSTRIALS - 5.4%
Cia de Concessoes Rodoviarias	352	9,016
KOC Holding AS	2,677	12,771
Murray & Roberts Holdings Ltd.	2,153	13,866
Orascom Construction Industries	303	13,334
United Tractors Tbk PT	4,610	10,564
Weichai Power Co. Ltd.	168	1,775

		61,326

INFORMATION TECHNOLOGY - 16.5%
Advanced Semiconductor Engineering Inc.	8,971	7,251
Cielo SA	3,368	29,062
Delta Electronics Inc.	66	$276
HON HAI Precision Industry Co. Ltd. - GDR	2,187	16,794
HTC Corp.	548	12,439
Infosys Technologies Ltd. - ADR (e)	122	8,218
MediaTek Inc.	597	8,388
Netease.com - ADR (c) (e)	301	11,864
NHN Corp. (c)	116	19,950
Redecard SA	1,847	28,834
Samsung Electronics Co. Ltd.	29	19,847
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,562	25,977

		188,900

MATERIALS - 13.2%
Cia Siderurgica Nacional SA - ADR (e)	791	13,970
First Quantum Minerals Ltd. (e)	216	16,389
Grupo Mexico SAB de CV	5,039	14,524
Israel Chemicals Ltd.	485	6,811
Jindal Steel & Power Ltd.	533	8,386
Kumba Iron Ore Ltd. (e)	362	18,825
Pretoria Portland Cement Co. Ltd.	2,316	10,618
Semen Gresik Persero Tbk PT	9,908	10,990
Shougang Concord International Enterprises Co. Ltd. (c)	16,827	3,080

	Shares/Par (p)	Value

Uralkali - GDR (e)	467	10,251
Vale SA - ADR	1,173	36,670

		150,514

TELECOMMUNICATION SERVICES - 9.4%
America Movil SAB de CV - ADR	313	16,703
Egyptian Co. for Mobile Services	158	4,917
Mobile Telesystems - ADR	679	14,416
Philippine Long Distance Telephone Co. - ADR (e)	369	22,058
PT Telekomunikasi Indonesia - ADR (e)	568	23,447
Turkcell Iletisim Hizmet AS	3,801	25,618

		107,159

UTILITIES - 1.2%
Companhia Energetica de Minas Gerais - ADR (e)	831	13,624

Total Common Stocks (cost $836,546)		1,030,858

PREFERRED STOCKS - 3.2%

ENERGY - 0.8%
Ultrapar Participacoes SA	155	9,280

MATERIALS - 2.2%
Usinas Siderurgicas de Minas Gerais SA - Class A	1,725	23,125
Vale Fertilizantes SA (c)	209	2,192

		25,317

UTILITIES - 0.2%
Eletropaulo Metropolitana SA - Class B	133	2,362

Total Preferred Stocks (cost $34,305)		36,959

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$782	40

Total Non-U.S. Government Agency Asset-Backed Securities (cost $782)		40

SHORT TERM INVESTMENTS - 13.9%

Investment Company - 7.4%
JNL Money Market Fund, 0.10% (a) (h)	84,324	84,324
Securities Lending Collateral - 6.5%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	72,695	72,695
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	1,864	1,864

		74,559

Total Short Term Investments (cost $158,883)		158,883

Total Investments - 107.3% (cost $1,030,516)		1,226,740
Other Assets and Liabilities, Net - (7.3%)		(83,232)

Total Net Assets - 100.0%		$1,143,508

JNL/Lazard Mid Cap Equity Fund

COMMON STOCKS - 94.4%

CONSUMER DISCRETIONARY - 14.0%
AutoZone Inc. (c)	13	$2,999

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Big Lots Inc. (c)	26	858
Cablevision Systems Corp. - Class A	76	2,001
Darden Restaurants Inc.	49	2,075
J Crew Group Inc. (c)	57	1,920
Lear Corp. (c)	15	1,208
Mattel Inc.	207	4,858
Newell Rubbermaid Inc.	271	4,818
Stanley Black & Decker Inc.	39	2,359
TJX Cos. Inc.	45	1,990

		25,086

CONSUMER STAPLES - 7.5%
Avon Products Inc.	85	2,713
Campbell Soup Co. (e)	71	2,520
McCormick & Co. Inc.	38	1,602
Molson Coors Brewing Co.	74	3,513
Ralcorp Holdings Inc. (c)	51	3,000

		13,348

ENERGY - 9.0%
Arch Coal Inc.	69	1,843
EQT Corp.	41	1,475
Holly Corp.	78	2,251
Massey Energy Co.	22	682
Murphy Oil Corp.	29	1,802
Noble Energy Inc.	23	1,735
Rowan Cos. Inc. (c)	41	1,245
Tidewater Inc.	53	2,366
Williams Cos. Inc.	139	2,650

		16,049

FINANCIALS - 14.8%
Ameriprise Financial Inc.	124	5,874
City National Corp.	76	4,039
Digital Realty Trust Inc. (e)	33	2,055
Fifth Third Bancorp	181	2,175
KeyCorp	238	1,893
Macerich Co.	64	2,732
NYSE Euronext	73	2,091
PartnerRe Ltd.	29	2,309
Public Storage	15	1,455
UDR Inc.	85	1,797

		26,420

HEALTH CARE - 7.6%
CareFusion Corp. (c)	129	3,204
Hospira Inc. (c)	50	2,839
Life Technologies Corp. (c)	29	1,358
Teleflex Inc.	34	1,919
Warner Chilcott Plc	72	1,625
Zimmer Holdings Inc. (c)	50	2,611

		13,556

INDUSTRIALS - 12.5%
Corrections Corp. of America (c)	103	2,534
Dover Corp.	113	5,900
Equifax Inc.	80	2,487
Foster Wheeler AG (c)	78	1,908
Joy Global Inc.	21	1,505
Parker Hannifin Corp.	54	3,755
Rockwell Collins Inc.	75	4,339

		22,428

INFORMATION TECHNOLOGY - 14.6%
Analog Devices Inc.	116	$3,637
BMC Software Inc. (c)	84	3,392
Ingram Micro Inc. - Class A (c)	205	3,448
Intuit Inc. (c)	33	1,463

	Shares/Par (p)	Value

Lexmark International Inc. (c)	28	1,231
NetApp Inc. (c)	38	1,887
NeuStar Inc. - Class A (c)	61	1,507
Seagate Technology (c)	122	1,441
Smart Technologies Inc. (e) (c)	43	589
Symantec Corp. (c)	157	2,382
Tellabs Inc.	177	1,316
Teradata Corp. (c)	34	1,307
Xilinx Inc.	98	2,616

		26,216

MATERIALS - 9.6%
Air Products & Chemicals Inc.	19	1,532
Ball Corp.	107	6,268
Cliffs Natural Resources Inc.	35	2,237
Compass Minerals International Inc. (e)	34	2,582
Eastman Chemical Co.	38	2,834
Packaging Corp. of America	72	1,671

		17,124

UTILITIES - 4.8%
Allegheny Energy Inc.	81	1,984
American Electric Power Co. Inc.	114	4,112
Energen Corp.	56	2,551

		8,647

Total Common Stocks (cost $150,193)		168,874

PREFERRED STOCKS - 0.6%

INDUSTRIALS - 0.6%
Better Place (f) (r) (q)	338	1,015

Total Preferred Stocks (cost $1,015)		1,015

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$525	27

Total Non-U.S. Government Agency Asset-Backed Securities (cost $525)		27

SHORT TERM INVESTMENTS - 7.1%

Investment Company - 4.3%
JNL Money Market Fund, 0.10% (a) (h)	7,800	7,800

Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	4,002	4,002
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	999	999

		5,001

Total Short Term Investments (cost $12,801)		12,801

Total Investments - 102.1% (cost $164,534)		182,717
Other Assets and Liabilities, Net - (2.1%)		(3,845)

Total Net Assets - 100.0%		$178,872

JNL/M&G Global Basics Fund

COMMON STOCKS - 98.6%

CONSUMER DISCRETIONARY - 9.5%

Compagnie des Alpes (q)	46	$1,304
Compagnie Financiere Richemont SA	29	1,411

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Hongkong & Shanghai Hotels (q)	2,279	4,013
Starbucks Corp.	138	3,533
Yum! Brands Inc.	91	4,196

		14,457

CONSUMER STAPLES - 21.9%
Agrana Beteiligungs AG (q)	38	3,446
Baron de Ley SA (c) (q)	16	920
Colgate-Palmolive Co.	58	4,443
Corn Products International Inc.	66	2,475
Elizabeth Arden Inc. (c)	61	1,223
HJ Heinz Co.	5	219
Kerry Group Plc	125	4,399
Kirin Holdings Co. Ltd.	74	1,051
Marico Ltd.	195	552
Nestle SA	30	1,620
Petra Foods Ltd.	176	194
Pilgrim’s Pride Corp. (c) (e)	148	834
PZ Cussons Plc (q)	657	3,785
Unilever Plc	178	5,140
Wimm-Bill-Dann Foods OJSC - ADR (e)	127	2,866

		33,167

ENERGY - 7.8%
Aquila Resources Ltd. (c) (e)	350	2,770
Chevron Corp.	33	2,662
Nexus Energy Ltd. (c)	1,358	538
Tap Oil Ltd. (c) (q)	162	146
Tullow Oil Plc	287	5,738

		11,854

FINANCIALS - 2.5%
AMMB Holdings Bhd	1,960	3,764

HEALTH CARE - 3.8%
Ansell Ltd.	405	5,223
Genus Plc	27	335
Mesoblast Ltd. (c)	61	151

		5,709

INDUSTRIALS - 18.1%
Acuity Brands Inc. (e)	49	2,159
Aggreko Plc	33	825
All America Latina Logistica SA	155	1,586
DP World Ltd.	2,989	1,551
Fluor Corp.	21	1,050
Fraser and Neave Ltd.	1,717	8,486
G4S Plc	908	3,633
Noble Group Ltd.	2,967	4,264
United Technologies Corp.	36	2,574
Wienerberger AG (c)	84	1,375

		27,503

INFORMATION TECHNOLOGY - 0.0%
Dimension Data Holdings Plc	36	67

MATERIALS - 35.0%
AMCOL International Corp.	57	1,498
Anatolia Minerals Development Ltd. (c)	126	818
Boral Ltd. (e)	456	2,030
Centerra Gold Inc.	91	1,465
Cudeco Ltd. (c)	99	192
Eramet (e)	16	$4,668
Harry Winston Diamond Corp. (c)	69	799
Hochschild Mining Plc	274	1,919
Iluka Resources Ltd. (c)	715	4,148
Imerys SA	78	4,693
Johnson Matthey Plc	65	1,793
K+S AG	68	4,086

	Shares/Par (p)	Value

Lonmin Plc (c)	186	4,878
Monsanto Co.	30	1,443
Panoramic Resources Ltd.	316	828
Resolute Mining Ltd. (c) (e)	607	797
Resolute Mining Placing (f)	79	94
Scotts Miracle-Gro Co. (e)	69	3,575
SEMAFO Inc. (c)	66	625
Sherritt International Corp. (e)	470	3,661
Sims Metal Management Ltd. (e)	208	3,538
St. Barbara Ltd. (c)	1,157	436
Symrise AG	157	4,323
Uralkali - GDR	3	64
White Energy Co. Ltd. (c) (e)	186	702

		53,073

Total Common Stocks (cost $130,835)		149,594

PREFERRED STOCKS - 0.1%

INDUSTRIALS - 0.1%
Villeroy & Boch AG (c) (q)	26	153

Total Preferred Stocks (cost $189)		153

SHORT TERM INVESTMENTS - 11.8%

Investment Company - 2.1%
JNL Money Market Fund, 0.10% (a) (h)	3,215	3,215

Securities Lending Collateral - 9.7%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	14,686	14,686

Total Short Term Investments (cost $17,901)		17,901

Total Investments - 110.5% (cost $148,925)		167,648
Other Assets and Liabilities, Net - (10.5%)		(15,934)

Total Net Assets - 100.0%		$151,714

JNL/M&G Global Leaders Fund

COMMON STOCKS - 96.3%

CONSUMER DISCRETIONARY - 5.6%
H&R Block Inc.	11	$142
Jones Apparel Group Inc.	17	342
Macy’s Inc.	15	349
Time Warner Cable Inc.	8	453
Whirlpool Corp.	3	235

		1,521

CONSUMER STAPLES - 11.6%
Carrefour SA	9	479
Foster’s Group Ltd.	80	475
Heineken Holding NV	6	246
Heineken NV	2	121
Kerry Group Plc	18	619
Kobayashi Pharmaceutical Co. Ltd.	6	280
Lawson Inc.	10	467
Metro AG	7	469

		3,156

ENERGY - 8.8%
Anadarko Petroleum Corp.	10	542
BP Plc	68	455
Forest Oil Corp. (c)	16	475
Hess Corp.	7	390

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Talisman Energy Inc.	29	515

		2,377

FINANCIALS - 15.8%
Citigroup Inc. (c)	143	557
GAM Holding Ltd. (c)	31	467
HSBC Holdings Plc	51	520
ING Groep NV (c)	42	431
JPMorgan Chase & Co.	15	575
Krung Thai Bank Public Company Ltd.	650	364
State Bank of India Ltd.	3	454
Unum Group	19	430
Wells Fargo & Co.	19	488

		4,286

HEALTH CARE - 9.3%
Astellas Pharma Inc. (e)	17	618
AstraZeneca Plc	12	615
Merck & Co. Inc.	16	594
Pfizer Inc.	40	687

		2,514

INDUSTRIALS - 14.3%
ABM Industries Inc.	14	311
AGCO Corp. (c) (e)	10	402
Hutchison Whampoa Ltd.	63	588
ITT Corp.	5	225
Nexans SA	4	270
Norfolk Southern Corp.	8	448
Shanghai Industrial Holdings Ltd. (e)	81	409
Siemens AG	4	446
Spirit Aerosystems Holdings Inc. (c)	16	327
Timken Co.	12	460

		3,886

INFORMATION TECHNOLOGY - 17.6%
Atmel Corp. (c)	13	100
eBay Inc. (c)	26	642
Ingram Micro Inc. - Class A (c)	20	330
Konica Minolta Holdings Inc.	43	414
Marvell Technology Group Ltd. (c)	22	$385
Microsoft Corp.	26	625
Parametric Technology Corp. (c)	23	448
QUALCOMM Inc.	14	609
SAP AG	9	463
Yahoo! Inc. (c)	24	336
Yokogawa Electric Corp.	60	410

		4,762

MATERIALS - 7.7%
Anglo American Plc	12	478
Boral Ltd.	110	492
Koninklijke DSM NV	12	622
Sherritt International Corp. (e)	18	138
ThyssenKrupp AG	11	362

		2,092

TELECOMMUNICATION SERVICES - 4.3%
China Communication Services Corp. Ltd.	406	241
SK Telecom Co. Ltd. - ADR	27	468
Vodafone Group Plc	182	449

		1,158

UTILITIES - 1.3%
EDP - Energias do Brasil SA	16	347

Total Common Stocks (cost $23,407)		26,099

	Shares/Par (p)	Value

PREFERRED STOCKS - 2.4%

INFORMATION TECHNOLOGY - 2.4%
Samsung Electronics Co. Ltd.	1	649

Total Preferred Stocks (cost $504)		649

SHORT TERM INVESTMENTS - 11.2%

Investment Company - 7.8%
JNL Money Market Fund, 0.10% (a) (h)	2,104	2,104

Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	910	910

Total Short Term Investments (cost $3,014)		3,014

Total Investments - 109.9% (cost $26,925)		29,762
Other Assets and Liabilities, Net - (9.9%)		(2,669)

Total Net Assets - 100.0%		$27,093

JNL/Mellon Capital Management 10 x 10 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Management Bond Index Fund (1.9%) (a)	1,868	$22,859
JNL/Mellon Capital Management International Index Fund (2.2%) (a)	1,766	21,119
JNL/Mellon Capital Management JNL 5 Fund (3.4%) (a)	13,988	111,905
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (4.1%) (a)	1,882	23,341
JNL/Mellon Capital Management S&P 500 Index Fund (1.9%) (a)	2,239	21,715
JNL/Mellon Capital Management Small Cap Index Fund (3.9%) (a)	2,088	22,801

Total Investment Companies (cost $212,139)		223,740

Total Investments - 100.0% (cost $212,139)		223,740
Other Assets and Liabilities, Net - (0.0% )		1

Total Net Assets - 100.0%		$223,741

JNL/Mellon Capital Management Index 5 Fund (b)
INVESTMENT COMPANIES - 99.9%
JNL/Mellon Capital Management Bond Index Fund (4.7%) (a)	4,721	$57,791
JNL/Mellon Capital Management International Index Fund (5.6%) (a)	4,464	53,394
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (10.4%) (a)	4,759	59,010
JNL/Mellon Capital Management S&P 500 Index Fund (4.7%) (a)	5,660	54,900
JNL/Mellon Capital Management Small Cap Index Fund (9.8%) (a)	5,279	57,645

Total Investment Companies (cost $247,604)		282,740

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Total Investments - 99.9% (cost $247,604)		282,740
Other Assets and Liabilities, Net - 0.1%		316

Total Net Assets - 100.0%		$283,056

JNL/Mellon Capital Management European 30 Fund

COMMON STOCKS - 99.4%

CONSUMER DISCRETIONARY - 6.9%
Next Plc	16	$561
Vivendi SA	18	495

		1,056

CONSUMER STAPLES - 3.8%
Colruyt SA (e)	2	592

ENERGY - 8.7%
BP Plc	56	376
Royal Dutch Shell Plc	19	540
Total SA	8	432

		1,348

FINANCIALS - 17.6%
CNP Assurances SA	22	414
Hannover Rueckversicherung AG	12	532
Legal & General Group Plc	416	676
Topdanmark A/S (c)	4	504
Zurich Financial Services AG	2	579

		2,705

HEALTH CARE - 26.0%
AstraZeneca Plc	12	585
Celesio AG	21	466
GlaxoSmithKline Plc	25	501
H Lundbeck A/S	30	524
Novartis AG	10	568
Roche Holding AG	3	435
Sanofi-Aventis SA	7	454
Smith & Nephew Plc	52	475

		4,008

INDUSTRIALS - 7.6%
Balfour Beatty Plc	130	545
Societe BIC SA	8	627

		1,172

MATERIALS - 4.0%
Svenska Cellulosa AB	41	616

TELECOMMUNICATION SERVICES - 13.1%
France Telecom SA	22	468
Koninklijke KPN NV	32	493
Mobistar SA	8	480
Swisscom AG	1	571

		2,012

UTILITIES - 11.7%
Enel SpA	93	497
Gas Natural SDG SA	25	373
RWE AG	6	376
Snam Rete Gas SpA	109	551

		1,797

Total Common Stocks (cost $15,733)		15,306

	Shares/Par (p)	Value

SHORT TERM INVESTMENTS - 5.1%

Investment Company - 1.2%
JNL Money Market Fund, 0.10% (a) (h)	177	177

Securities Lending Collateral - 3.9%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	606	606

Total Short Term Investments (cost $783)		783

Total Investments - 104.5% (cost $16,516)		16,089
Other Assets and Liabilities, Net - (4.5%)		(694)

Total Net Assets - 100.0%		$15,395

JNL/Mellon Capital Management Pacific Rim 30 Fund

COMMON STOCKS - 96.5%

CONSUMER DISCRETIONARY - 5.8%
Esprit Holdings Ltd.	151	$818
Tabcorp Holdings Ltd.	161	1,090

		1,908

CONSUMER STAPLES - 17.0%
FamilyMart Co. Ltd.	34	1,222
Foster’s Group Ltd. (e)	204	1,206
Metcash Ltd. (e)	250	1,058
Nisshin Seifun Group Inc.	75	979
Woolworths Ltd.	40	1,114

		5,579

FINANCIALS - 12.4%
Bank of Yokohama Ltd.	222	1,037
China Bank Ltd.	169	986
Hang Seng Bank Ltd.	68	1,000
Stockland	283	1,052

		4,075

HEALTH CARE - 9.4%
Alfresa Holdings Corp.	25	1,084
Chugai Pharmaceutical Co. Ltd.	54	990
Suzuken Co. Ltd. (e)	31	1,016

		3,090

INDUSTRIALS - 11.2%
East Japan Railway Co.	16	961
Hong Kong Aircraft Engineering Co. Ltd.	77	1,415
Sumitomo Corp.	99	1,281

		3,657

MATERIALS - 2.6%
Sims Metal Management Ltd.	50	860

TELECOMMUNICATION SERVICES - 18.2%
KDDI Corp.	—	909
Nippon Telegraph & Telephone Corp.	26	1,122
NTT DoCoMo Inc. (e)	1	1,204
Singapore Telecommunications Ltd.	454	1,084
Telecom Corp. of New Zealand Ltd.	558	827
Telstra Corp. Ltd.	326	826

		5,972

UTILITIES - 19.9%
Cheung Kong Infrastructure Holdings Ltd.	264	1,048
CLP Holdings Ltd.	149	1,190

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Hokuriku Electric Power Co.	46	1,057
Hongkong Electric Holdings Ltd.	185	1,124
Tokyo Electric Power Co. Inc.	40	978
Tokyo Gas Co. Ltd.	253	1,149

		6,546

Total Common Stocks (cost $30,973)		31,687

SHORT TERM INVESTMENTS - 8.6%

Securities Lending Collateral - 8.6%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	$2,828	2,828

Total Short Term Investments (cost $2,828)		2,828

Total Investments - 105.1% (cost $33,801)		34,515
Other Assets and Liabilities, Net - (5.1%)		(1,662)

Total Net Assets - 100.0%		$32,853

JNL/Mellon Capital Management S&P 500 Index Fund

COMMON STOCKS - 98.9%

CONSUMER DISCRETIONARY - 10.3%
Abercrombie & Fitch Co. - Class A	9	$371
Amazon.com Inc. (c)	39	6,181
Apollo Group Inc. - Class A (c)	14	718
AutoNation Inc. (c) (e)	8	177
AutoZone Inc. (c)	3	749
Bed Bath & Beyond Inc. (c)	29	1,278
Best Buy Co. Inc.	39	1,578
Big Lots Inc. (c)	8	277
Carmax Inc. (c)	25	701
Carnival Corp.	48	1,848
CBS Corp. - Class B	76	1,206
Coach Inc.	34	1,460
Comcast Corp. - Class A	315	5,692
Darden Restaurants Inc.	16	673
DeVry Inc.	6	319
DirecTV - Class A (c)	98	4,064
Discovery Communications Inc. - Class A (c)	32	1,388
DR Horton Inc.	31	346
Eastman Kodak Co. (c) (e)	31	130
Expedia Inc.	22	635
Family Dollar Stores Inc.	14	638
Ford Motor Co. (c)	383	4,692
Fortune Brands Inc.	17	815
GameStop Corp. - Class A (c) (e)	18	362
Gannett Co. Inc.	26	324
Gap Inc.	51	960
Genuine Parts Co.	18	792
Goodyear Tire & Rubber Co. (c)	27	292
H&R Block Inc.	37	478
Harley-Davidson Inc.	26	749
Harman International Industries Inc. (c)	7	245
Hasbro Inc.	15	687
Home Depot Inc.	187	5,940
International Game Technology	32	457
Interpublic Group of Cos. Inc. (c)	54	543
J.C. Penney Co. Inc.	26	699
Johnson Controls Inc.	75	2,292
Kohl’s Corp. (c)	34	1,812
Leggett & Platt Inc. (e)	15	350

	Shares/Par (p)	Value

Lennar Corp.	17	264
Limited Brands Inc.	29	780
Lowe’s Cos. Inc.	157	3,502
Macy’s Inc.	47	1,086
Marriott International Inc. - Class A	32	1,134
Mattel Inc.	40	928
McDonald’s Corp.	119	8,866
McGraw-Hill Cos. Inc.	35	1,165
Meredith Corp. (e)	4	121
New York Times Co. - Class A (c)	12	92
Newell Rubbermaid Inc.	31	559
News Corp. - Class A	254	3,319
Nike Inc. - Class B	43	3,476
Nordstrom Inc.	19	697
O’Reilly Automotive Inc. (c)	15	822
Office Depot Inc. (c)	30	138
Omnicom Group Inc.	34	1,328
Polo Ralph Lauren Corp.	7	665
Priceline.com Inc. (c)	5	1,877
Pulte Homes Inc. (c)	36	313
RadioShack Corp.	14	304
Ross Stores Inc.	13	716
Scripps Networks Interactive Inc.	10	477
Sears Holdings Corp. (c) (e)	5	$370
Stanley Black & Decker Inc.	18	1,129
Staples Inc.	82	1,706
Starbucks Corp.	83	2,128
Starwood Hotels & Resorts Worldwide Inc. (e)	21	1,114
Target Corp.	81	4,319
Tiffany & Co.	14	672
Time Warner Cable Inc.	40	2,135
Time Warner Inc.	127	3,897
TJX Cos. Inc.	45	2,023
Urban Outfitters Inc. (c)	15	459
VF Corp.	10	798
Viacom Inc. - Class B	68	2,455
Walt Disney Co. (e)	214	7,098
Washington Post Co. (e)	1	245
Whirlpool Corp. (e)	8	661
Wyndham Worldwide Corp.	20	558
Wynn Resorts Ltd.	8	720
Yum! Brands Inc.	52	2,404

		120,438

CONSUMER STAPLES - 11.2%
Altria Group Inc.	232	5,583
Archer-Daniels-Midland Co.	72	2,292
Avon Products Inc.	48	1,537
Brown-Forman Corp. - Class B	12	748
Campbell Soup Co.	21	750
Clorox Co.	15	1,018
Coca-Cola Co.	257	15,066
Coca-Cola Enterprises Inc.	36	1,128
Colgate-Palmolive Co.	55	4,206
ConAgra Foods Inc.	50	1,092
Constellation Brands Inc. - Class A (c)	21	371
Costco Wholesale Corp.	49	3,175
CVS Caremark Corp.	152	4,780
Dean Foods Co. (c)	20	200
Dr. Pepper Snapple Group Inc.	28	980
Estee Lauder Cos. Inc.	13	813
General Mills Inc.	72	2,635
Hershey Co.	18	861
HJ Heinz Co.	35	1,674
Hormel Foods Corp.	8	335
JM Smucker Co.	13	785
Kellogg Co.	29	1,440
Kimberly-Clark Corp.	46	3,005

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Kraft Foods Inc. - Class A	195	6,005
Kroger Co.	72	1,563
Lorillard Inc.	17	1,371
McCormick & Co. Inc.	15	627
Mead Johnson Nutrition Co.	23	1,295
Molson Coors Brewing Co.	17	816
PepsiCo Inc.	178	11,824
Philip Morris International Inc.	205	11,478
Procter & Gamble Co.	318	19,044
Reynolds American Inc.	18	1,092
Safeway Inc.	43	919
Sara Lee Corp.	76	1,016
SUPERVALU Inc.	23	263
Sysco Corp.	66	1,884
Tyson Foods Inc.	34	550
Wal-Mart Stores Inc.	225	12,031
Walgreen Co.	109	3,659
Whole Foods Market Inc. (c)	17	626

		130,537

DIVERSIFIED - 0.1%
Leucadia National Corp. (c)	22	515

ENERGY - 10.8%
Anadarko Petroleum Corp.	55	$3,151
Apache Corp.	41	3,969
Baker Hughes Inc.	48	2,041
Cabot Oil & Gas Corp. - Class A	11	335
Cameron International Corp. (c)	27	1,140
Chesapeake Energy Corp.	73	1,647
Chevron Corp.	224	18,166
ConocoPhillips	166	9,537
Consol Energy Inc.	25	933
Denbury Resources Inc. (c)	43	686
Devon Energy Corp.	49	3,159
Diamond Offshore Drilling Inc. (e)	7	499
El Paso Corp.	76	946
EOG Resources Inc.	28	2,628
EQT Corp.	17	597
Exxon Mobil Corp.	568	35,127
FMC Technologies Inc. (c)	13	906
Halliburton Co.	101	3,343
Helmerich & Payne Inc.	12	483
Hess Corp.	33	1,930
Marathon Oil Corp.	79	2,622
Massey Energy Co.	11	330
Murphy Oil Corp.	21	1,325
Nabors Industries Ltd. (c)	31	568
National Oilwell Varco Inc.	47	2,082
Noble Energy Inc.	20	1,465
Occidental Petroleum Corp.	91	7,097
Peabody Energy Corp.	30	1,472
Pioneer Natural Resources Co.	13	819
QEP Resources Inc.	19	573
Range Resources Corp.	17	661
Rowan Cos. Inc. (c)	12	367
Schlumberger Ltd.	152	9,394
Southwestern Energy Co. (c)	39	1,293
Spectra Energy Corp.	72	1,632
Sunoco Inc.	13	488
Tesoro Corp.	16	216
Valero Energy Corp.	63	1,107
Williams Cos. Inc.	65	1,248

		125,982

FINANCIALS - 15.3%
ACE Ltd.	38	2,190
AFLAC Inc.	52	2,712

	Shares/Par (p)	Value

Allstate Corp.	60	1,896
American Express Co.	119	5,022
American International Group Inc. (c) (e)	14	561
Ameriprise Financial Inc.	29	1,352
AON Corp.	30	1,178
Apartment Investment & Management Co.	13	274
Assurant Inc.	13	528
AvalonBay Communities Inc.	9	965
Bank of America Corp.	1,120	14,677
Bank of New York Mellon Corp. (a)	135	3,538
BB&T Corp.	77	1,861
Berkshire Hathaway Inc. - Class B (c)	192	15,890
Boston Properties Inc. (e)	16	1,292
Capital One Financial Corp.	51	2,017
CB Richard Ellis Group Inc. - Class A (c)	32	587
Charles Schwab Corp.	109	1,520
Chubb Corp.	35	2,015
Cincinnati Financial Corp.	18	530
Citigroup Inc. (c)	2,638	10,289
CME Group Inc.	7	1,949
Comerica Inc.	20	733
Discover Financial Services	59	986
E*Trade Financial Corp. (c)	21	$304
Equity Residential	32	1,504
Federated Investors Inc. - Class B (e)	10	230
Fifth Third Bancorp	89	1,066
First Horizon National Corp. (c)	25	285
Franklin Resources Inc.	17	1,764
Genworth Financial Inc. - Class A (c)	55	668
Goldman Sachs Group Inc.	57	8,306
Hartford Financial Services Group Inc.	49	1,134
HCP Inc.	34	1,235
Health Care REIT Inc.	14	656
Host Hotels & Resorts Inc.	74	1,065
Hudson City Bancorp Inc.	58	712
Huntington Bancshares Inc.	80	454
IntercontinentalExchange Inc. (c)	8	839
Invesco Ltd.	52	1,109
Janus Capital Group Inc.	18	200
JPMorgan Chase & Co.	443	16,852
KeyCorp (e)	96	762
Kimco Realty Corp.	45	715
Legg Mason Inc.	19	561
Lincoln National Corp.	35	839
Loews Corp.	36	1,366
M&T Bank Corp. (e)	9	762
Marsh & McLennan Cos. Inc.	60	1,459
Marshall & Ilsley Corp.	56	397
MetLife Inc.	101	3,879
Moody’s Corp.	23	563
Morgan Stanley	156	3,851
NASDAQ OMX Group Inc. (c)	16	304
Northern Trust Corp.	27	1,304
NYSE Euronext	28	811
People’s United Financial Inc.	42	552
Plum Creek Timber Co. Inc.	18	644
PNC Financial Services Group Inc.	59	3,048
Principal Financial Group Inc.	35	900
Progressive Corp.	75	1,563
ProLogis	54	632
Prudential Financial Inc.	52	2,819
Public Storage	16	1,506
Regions Financial Corp.	139	1,011
Simon Property Group Inc.	33	3,031
SLM Corp. (c)	52	596
State Street Corp.	56	2,110
SunTrust Banks Inc.	56	1,443
T. Rowe Price Group Inc.	29	1,451

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Torchmark Corp.	9	461
Travelers Cos. Inc.	53	2,761
U.S. Bancorp	214	4,626
Unum Group	36	800
Ventas Inc.	17	881
Vornado Realty Trust	18	1,545
Wells Fargo & Co.	584	14,666
XL Group Plc	38	829
Zions Bancorporation (e)	20	417

		178,810

HEALTH CARE - 11.5%
Abbott Laboratories	172	8,999
Aetna Inc.	47	1,475
Allergan Inc.	34	2,285
AmerisourceBergen Corp. (e)	32	968
Amgen Inc. (c)	107	5,892
Baxter International Inc.	65	3,123
Becton Dickinson & Co.	26	1,931
Biogen Idec Inc. (c)	27	1,538
Boston Scientific Corp. (c)	164	1,006
Bristol-Myers Squibb Co.	192	5,203
Cardinal Health Inc.	40	$1,335
CareFusion Corp. (c)	20	501
Celgene Corp. (c)	51	2,964
Cephalon Inc. (c)	8	529
Cerner Corp. (c) (e)	8	660
CIGNA Corp.	31	1,106
Coventry Health Care Inc. (c)	16	342
CR Bard Inc.	10	847
DaVita Inc. (c)	12	802
Dentsply International Inc.	16	521
Eli Lilly & Co.	113	4,138
Express Scripts Inc. (c)	61	2,979
Forest Laboratories Inc. (c)	33	1,015
Genzyme Corp. (c)	29	2,031
Gilead Sciences Inc. (c)	95	3,371
Hospira Inc. (c)	19	1,058
Humana Inc. (c)	19	932
Intuitive Surgical Inc. (c)	4	1,242
Johnson & Johnson	308	19,067
King Pharmaceuticals Inc. (c)	27	267
Laboratory Corp. of America Holdings (c)	12	912
Life Technologies Corp. (c)	20	954
McKesson Corp.	29	1,816
Medco Health Solutions Inc. (c)	49	2,545
Medtronic Inc.	121	4,061
Merck & Co. Inc.	344	12,671
Mylan Inc. (c) (e)	35	650
Patterson Cos. Inc.	10	289
PerkinElmer Inc.	13	295
Pfizer Inc.	897	15,408
Quest Diagnostics Inc.	17	853
St. Jude Medical Inc. (c)	37	1,437
Stryker Corp.	37	1,874
Tenet Healthcare Corp. (c)	53	252
Thermo Fisher Scientific Inc. (c)	46	2,194
UnitedHealth Group Inc.	127	4,453
Varian Medical Systems Inc. (c)	14	836
Waters Corp. (c)	10	702
Watson Pharmaceuticals Inc. (c)	12	511
WellPoint Inc. (c)	45	2,560
Zimmer Holdings Inc. (c)	22	1,170

		134,570

INDUSTRIALS - 10.7%
3M Co.	80	6,900
Avery Dennison Corp.	12	464

	Shares/Par (p)	Value

Boeing Co.	82	5,471
Caterpillar Inc.	70	5,514
CH Robinson Worldwide Inc.	18	1,265
Cintas Corp.	15	406
CSX Corp.	43	2,355
Cummins Inc.	22	2,029
Danaher Corp.	60	2,421
Deere & Co.	47	3,310
Dover Corp.	20	1,058
Dun & Bradstreet Corp.	5	403
Eaton Corp.	19	1,545
Emerson Electric Co.	84	4,427
Equifax Inc.	13	421
Expeditors International Washington Inc.	23	1,067
Fastenal Co. (e)	16	866
FedEx Corp.	35	2,990
Flowserve Corp.	6	690
Fluor Corp.	19	963
General Dynamics Corp.	43	2,704
General Electric Co.	1,191	19,360
Goodrich Corp.	14	1,032
Honeywell International Inc.	86	3,759
Illinois Tool Works Inc.	55	$2,583
Iron Mountain Inc.	22	498
ITT Corp.	20	930
Jacobs Engineering Group Inc. (c)	13	513
L-3 Communications Holdings Inc.	13	906
Lockheed Martin Corp.	33	2,386
Masco Corp.	38	420
Norfolk Southern Corp.	41	2,459
Northrop Grumman Systems Corp.	34	2,038
PACCAR Inc.	41	1,962
Pall Corp.	13	549
Parker Hannifin Corp.	18	1,261
Pitney Bowes Inc.	23	500
Precision Castparts Corp.	16	2,023
Quanta Services Inc. (c)	22	429
Raytheon Co.	43	1,944
Republic Services Inc. - Class A	35	1,071
Robert Half International Inc.	16	410
Rockwell Automation Inc.	16	958
Rockwell Collins Inc.	17	995
Roper Industries Inc.	10	675
RR Donnelley & Sons Co.	21	364
Ryder System Inc.	5	227
Snap-On Inc.	6	271
Southwest Airlines Co.	81	1,056
Stericycle Inc. (c)	10	662
Textron Inc.	30	626
Tyco International Ltd.	55	2,035
Union Pacific Corp.	56	4,556
United Parcel Service Inc. - Class B	111	7,372
United Technologies Corp.	104	7,416
Waste Management Inc.	54	1,927
WW Grainger Inc.	7	825

		124,267

INFORMATION TECHNOLOGY - 18.6%
Adobe Systems Inc. (c)	59	1,538
Advanced Micro Devices Inc. (c) (e)	63	451
Agilent Technologies Inc. (c)	39	1,298
Akamai Technologies Inc. (c)	20	1,012
Altera Corp.	34	1,018
Amphenol Corp. - Class A	19	924
Analog Devices Inc.	33	1,045
Apple Inc. (c)	102	28,908
Applied Materials Inc.	150	1,752
Autodesk Inc. (c)	25	800

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Automatic Data Processing Inc.	56	2,359
BMC Software Inc. (c)	20	822
Broadcom Corp. - Class A	50	1,763
CA Inc.	43	907
Cisco Systems Inc. (c)	637	13,956
Citrix Systems Inc. (c)	21	1,418
Cognizant Technology Solutions Corp. (c)	33	2,157
Computer Sciences Corp.	17	794
Compuware Corp. (c)	25	214
Corning Inc.	174	3,185
Dell Inc. (c)	192	2,492
eBay Inc. (c)	129	3,139
Electronic Arts Inc. (c)	37	606
EMC Corp. (c)	229	4,660
Fidelity National Information Services Inc.	30	813
First Solar Inc. (c) (e)	6	878
Fiserv Inc. (c)	17	918
FLIR Systems Inc. (c)	17	445
Google Inc. - Class A (c)	28	14,544
Harris Corp.	14	614
Hewlett-Packard Co.	254	10,704
Intel Corp.	621	11,940
International Business Machines Corp.	141	$18,936
Intuit Inc. (c)	32	1,412
Jabil Circuit Inc.	20	291
JDS Uniphase Corp. (c)	22	278
Juniper Networks Inc. (c) (e)	59	1,783
KLA-Tencor Corp.	19	674
Lexmark International Inc. (c)	9	397
Linear Technology Corp. (e)	24	749
LSI Corp. (c)	69	312
MasterCard Inc.	11	2,421
McAfee Inc. (c)	17	817
MEMC Electronic Materials Inc. (c)	25	304
Microchip Technology Inc. (e)	21	653
Micron Technology Inc. (c)	92	667
Microsoft Corp.	851	20,834
Molex Inc. (e)	14	301
Monster Worldwide Inc. (c)	13	164
Motorola Inc. (c)	260	2,214
National Semiconductor Corp.	25	318
NetApp Inc. (c)	40	1,977
Novell Inc. (c)	38	228
Novellus Systems Inc. (c)	11	289
Nvidia Corp. (c)	64	748
Oracle Corp.	433	11,619
Paychex Inc.	35	961
QLogic Corp. (c)	13	230
QUALCOMM Inc.	180	8,114
Red Hat Inc. (c)	21	860
SAIC Inc. (c)	32	516
Salesforce.com Inc. (c)	13	1,454
SanDisk Corp. (c)	26	943
Symantec Corp. (c)	89	1,354
Tellabs Inc.	41	306
Teradata Corp. (c)	18	686
Teradyne Inc. (c) (e)	18	197
Texas Instruments Inc.	134	3,635
Total System Services Inc.	21	323
VeriSign Inc. (c)	20	634
Visa Inc. - Class A	55	4,082
Western Digital Corp. (c)	26	728
Western Union Co.	74	1,307
Xerox Corp.	154	1,595
Xilinx Inc.	30	800
Yahoo! Inc. (c)	149	2,106

		217,291

	Shares/Par (p)	Value

MATERIALS - 3.6%
Air Products & Chemicals Inc.	24	1,965
Airgas Inc.	9	579
AK Steel Holding Corp.	11	151
Alcoa Inc.	114	1,382
Allegheny Technologies Inc.	11	515
Ball Corp.	10	576
Bemis Co. Inc.	12	390
CF Industries Holdings Inc.	8	764
Cliffs Natural Resources Inc.	15	968
Dow Chemical Co.	129	3,541
Eastman Chemical Co.	8	575
Ecolab Inc.	26	1,301
EI Du Pont de Nemours & Co.	101	4,513
FMC Corp.	8	561
Freeport-McMoRan Copper & Gold Inc.	53	4,496
International Flavors & Fragrances Inc.	8	404
International Paper Co.	49	1,061
MeadWestvaco Corp.	18	447
Monsanto Co.	61	2,918
Newmont Mining Corp.	55	3,446
Nucor Corp.	35	1,345
Owens-Illinois Inc. (c)	18	$492
Pactiv Corp. (c)	15	491
PPG Industries Inc.	19	1,353
Praxair Inc.	34	3,083
Sealed Air Corp.	18	401
Sherwin-Williams Co.	10	774
Sigma-Aldrich Corp.	14	820
Titanium Metals Corp. (c)	10	193
United States Steel Corp. (e)	16	703
Vulcan Materials Co.	14	528
Weyerhaeuser Co.	59	936

		41,672

TELECOMMUNICATION SERVICES - 3.2%
American Tower Corp. (c)	45	2,309
AT&T Inc.	659	18,857
CenturyTel Inc.	34	1,325
Frontier Communications Corp.	111	906
MetroPCS Communications Inc. (c)	30	316
Qwest Communications International Inc.	191	1,197
Sprint Nextel Corp. (c)	333	1,542
Verizon Communications Inc.	315	10,281
Windstream Corp.	54	668

		37,401

UTILITIES - 3.6%
AES Corp. (c)	73	826
Allegheny Energy Inc.	18	446
Ameren Corp.	27	757
American Electric Power Co. Inc.	53	1,938
CenterPoint Energy Inc.	47	736
CMS Energy Corp. (e)	26	465
Consolidated Edison Inc.	32	1,519
Constellation Energy Group Inc.	22	706
Dominion Resources Inc.	67	2,904
DTE Energy Co.	19	865
Duke Energy Corp.	147	2,597
Edison International	36	1,247
Entergy Corp.	21	1,618
Exelon Corp.	74	3,140
FirstEnergy Corp. (e)	34	1,313
Integrys Energy Group Inc. (e)	8	428
NextEra Energy Inc.	46	2,519
Nicor Inc.	5	228
NiSource Inc.	30	515

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Northeast Utilities	19	554
NRG Energy Inc. (c)	29	601
Oneok Inc.	12	527
Pepco Holdings Inc. (e)	25	464
PG&E Corp.	43	1,971
Pinnacle West Capital Corp.	12	496
PPL Corp.	54	1,463
Progress Energy Inc.	32	1,427
Public Service Enterprise Group Inc.	57	1,869
SCANA Corp.	13	515
Sempra Energy	28	1,488
Southern Co.	92	3,429
TECO Energy Inc.	23	390
Wisconsin Energy Corp.	13	746
Xcel Energy Inc.	51	1,180

		41,887

Total Common Stocks (cost $1,111,929)		1,153,370

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$915	$47

Total Non-U.S. Government Agency Asset-Backed Securities (cost $742)		47

SHORT TERM INVESTMENTS - 6.1%

Investment Company - 4.6%
JNL Money Market Fund, 0.10% (a) (h)	54,356	54,356

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	13,585	13,585
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	2,650	2,650

		16,235
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.14%, 12/23/10 (o)	1,010	1,010

Total Short Term Investments (cost $71,601)		71,601

Total Investments - 105.0% (cost $1,184,272)		1,225,018
Other Assets and Liabilities, Net - (5.0%)		(58,389)

Total Net Assets - 100.0%		$1,166,629

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

COMMON STOCKS - 96.1%

CONSUMER DISCRETIONARY - 13.7%
99 Cents Only Stores (c)	24	$459
Aaron’s Inc.	40	741
Advance Auto Parts Inc.	46	2,711
Aeropostale Inc. (c)	51	1,194
American Eagle Outfitters Inc.	107	1,600
American Greetings Corp.	21	396
AnnTaylor Stores Corp. (c)	33	663
Bally Technologies Inc. (c)	30	1,033
Barnes & Noble Inc. (e)	22	358
Bob Evans Farms Inc.	17	469
BorgWarner Inc. (c)	62	3,286
Boyd Gaming Corp. (c) (e)	31	227
Brinker International Inc.	55	1,033
Burger King Holdings Inc.	49	1,174

	Shares/Par (p)	Value

Career Education Corp. (c) (e)	36	783
Cheesecake Factory Inc. (c) (e)	33	884
Chico’s FAS Inc.	98	1,033
Chipotle Mexican Grill Inc. - Class A (c)	17	2,928
Coldwater Creek Inc. (c) (e)	31	161
Collective Brands Inc. (c)	36	573
Corinthian Colleges Inc. (c) (e)	47	329
Dick’s Sporting Goods Inc. (c)	48	1,352
Dollar Tree Inc. (c)	70	3,403
DreamWorks Animation SKG Inc. (c)	39	1,256
Dress Barn Inc. (c)	37	884
Foot Locker Inc.	86	1,255
Fossil Inc. (c)	29	1,545
Gentex Corp.	77	1,495
Guess? Inc.	34	1,395
HanesBrands Inc. (c)	53	1,361
Harte-Hanks Inc.	21	243
International Speedway Corp. - Class A	16	383
ITT Educational Services Inc. (c) (e)	15	1,063
J Crew Group Inc. (c)	34	1,157
John Wiley & Sons Inc.	25	1,025
KB Home (e)	40	450
Lamar Advertising Co. (c)	31	988
Life Time Fitness Inc. (c) (e)	23	900
LKQ Corp. (c)	78	1,622
Matthews International Corp. - Class A (e)	16	577
MDC Holdings Inc.	21	606
Mohawk Industries Inc. (c)	31	1,650
NetFlix Inc. (c) (e)	24	3,829
NVR Inc. (c)	3	2,073
Panera Bread Co. - Class A (c)	17	1,510
PetSmart Inc.	65	2,272
Phillips-Van Heusen Corp.	36	2,150
Regis Corp.	32	611
Rent-A-Center Inc.	36	814
Ryland Group Inc.	25	440
Saks Inc. (c) (e)	88	756
Scholastic Corp. (e)	15	419
Scientific Games Corp. - Class A (c)	35	339
Service Corp. International	135	1,166
Sotheby’s - Class A (e)	37	1,370
Strayer Education Inc. (e)	8	1,342
Thor Industries Inc.	21	717
Timberland Co. - Class A (c)	23	455
Toll Brothers Inc. (c)	77	1,472
Tractor Supply Co.	40	1,574
Tupperware Brands Corp.	35	1,591
Under Armour Inc. - Class A (c) (e)	19	868
Warnaco Group Inc. (c)	24	$1,245
Wendy’s/Arby’s Group Inc.	177	800
Williams-Sonoma Inc.	59	1,856
WMS Industries Inc. (c)	31	1,197

		77,511

CONSUMER STAPLES - 3.8%
Alberto-Culver Co.	47	1,779
BJ’s Wholesale Club Inc. (c) (e)	30	1,225
Church & Dwight Co. Inc.	39	2,525
Corn Products International Inc.	41	1,554
Energizer Holdings Inc. (c)	38	2,585
Flowers Foods Inc.	41	1,026
Green Mountain Coffee Roasters Inc. (c) (e)	62	1,939
Hansen Natural Corp. (c)	38	1,771
Lancaster Colony Corp.	10	496
NBTY Inc. (c)	35	1,917
Ralcorp Holdings Inc. (c)	30	1,764
Ruddick Corp.	23	787
Smithfield Foods Inc. (c)	90	1,508

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Tootsie Roll Industries Inc. (e)	14	357
Universal Corp.	13	531

		21,764

ENERGY - 5.7%
Arch Coal Inc.	90	2,391
Atwood Oceanics Inc. (c)	31	954
Bill Barrett Corp. (c)	25	890
Cimarex Energy Co.	46	3,054
Comstock Resources Inc. (c)	26	587
Exterran Holdings Inc. (c) (e)	35	786
Forest Oil Corp. (c)	62	1,842
Frontier Oil Corp.	56	752
Helix Energy Solutions Group Inc. (c)	57	632
Mariner Energy Inc. (c)	56	1,366
Newfield Exploration Co. (c)	73	4,198
Oceaneering International Inc. (c)	30	1,596
Overseas Shipholding Group Inc.	14	481
Patriot Coal Corp. (c) (e)	42	477
Patterson-UTI Energy Inc.	84	1,433
Plains Exploration & Production Co. (c)	77	2,047
Pride International Inc. (c)	97	2,844
Quicksilver Resources Inc. (c)	66	826
Southern Union Co.	69	1,650
Superior Energy Services Inc. (c)	43	1,160
Tidewater Inc.	29	1,279
Unit Corp. (c)	22	805

		32,050

FINANCIALS - 19.4%
Affiliated Managers Group Inc. (c)	28	2,171
Alexandria Real Estate Equities Inc.	30	2,082
AMB Property Corp.	92	2,434
American Financial Group Inc.	43	1,314
AmeriCredit Corp. (c)	53	1,302
Apollo Investment Corp.	106	1,082
Arthur J Gallagher & Co.	57	1,491
Associated Banc-Corp	95	1,258
Astoria Financial Corp.	46	622
BancorpSouth Inc. (e)	41	576
Bank of Hawaii Corp.	27	1,191
BRE Properties Inc. - Class A (e)	35	1,444
Brown & Brown Inc.	65	1,316
Camden Property Trust	36	1,748
Cathay General Bancorp	44	524
City National Corp.	25	1,336
Commerce Bancshares Inc.	40	1,513
Corporate Office Properties Trust	32	1,202
Cousins Properties Inc.	57	$410
Cullen/Frost Bankers Inc.	33	1,783
Duke Realty Corp.	137	1,587
Eaton Vance Corp. (e)	65	1,880
Equity One Inc. (e)	22	375
Essex Property Trust Inc. (e)	16	1,801
Everest Re Group Ltd.	31	2,672
Federal Realty Investment Trust	34	2,754
Fidelity National Financial Inc. - Class A	125	1,957
First American Financial Corp.	57	852
First Niagara Financial Group Inc.	113	1,317
FirstMerit Corp.	59	1,078
Fulton Financial Corp.	106	962
Greenhill & Co. Inc. (e)	14	1,080
Hanover Insurance Group Inc.	25	1,157
HCC Insurance Holdings Inc.	63	1,648
Highwoods Properties Inc.	39	1,279
Hospitality Properties Trust	68	1,519
International Bancshares Corp. (e)	27	458
Jefferies Group Inc. (e)	67	1,524

	Shares/Par (p)	Value

Jones Lang LaSalle Inc.	23	1,994
Liberty Property Trust (e)	62	1,981
Macerich Co.	71	3,045
Mack-Cali Realty Corp.	44	1,429
Mercury General Corp.	20	806
MSCI Inc. (c)	64	2,117
Nationwide Health Properties Inc.	67	2,601
New York Community Bancorp Inc.	238	3,871
NewAlliance Bancshares Inc.	59	742
Old Republic International Corp.	133	1,838
Omega Healthcare Investors Inc.	51	1,140
PacWest Bancorp	15	295
Potlatch Corp.	22	750
Prosperity Bancshares Inc.	25	805
Protective Life Corp.	46	997
Raymond James Financial Inc.	55	1,386
Rayonier Inc.	44	2,207
Realty Income Corp. (e)	60	2,022
Regency Centers Corp.	45	1,775
Reinsurance Group of America Inc.	40	1,942
SEI Investments Co.	79	1,614
Senior Housing Properties Trust	70	1,651
SL Green Realty Corp.	43	2,714
StanCorp Financial Group Inc.	26	971
SVB Financial Group (c) (e)	23	967
Synovus Financial Corp. (e)	427	1,051
TCF Financial Corp. (e)	68	1,103
Transatlantic Holdings Inc.	35	1,803
Trustmark Corp. (e)	30	652
UDR Inc.	98	2,065
Unitrin Inc.	28	674
Valley National Bancorp	89	1,145
Waddell & Reed Financial Inc. - Class A	47	1,287
Washington Federal Inc.	62	947
Webster Financial Corp.	37	650
Weingarten Realty Investors	65	1,416
Westamerica Bancorporation (e)	16	852
Wilmington Trust Corp.	49	439
WR Berkley Corp.	67	1,810

		110,253

HEALTH CARE - 10.9%
Allscripts Healthcare Solutions Inc. (c)	89	1,648
Beckman Coulter Inc.	38	1,847
Bio-Rad Laboratories Inc. - Class A (c)	11	963
Charles River Laboratories International Inc. (c) (e)	36	1,205
Community Health Systems Inc. (c)	51	1,589
Covance Inc. (c) (e)	35	$1,654
Edwards Lifesciences Corp. (c)	62	4,173
Endo Pharmaceuticals Holdings Inc. (c)	63	2,100
Gen-Probe Inc. (c)	27	1,313
Health Management Associates Inc. (c)	138	1,057
Health Net Inc. (c)	53	1,452
Henry Schein Inc. (c)	50	2,923
Hill-Rom Holdings Inc.	35	1,240
Hologic Inc. (c)	142	2,278
Idexx Laboratories Inc. (c) (e)	32	1,975
Immucor Inc. (c)	39	767
Kindred Healthcare Inc. (c)	21	275
Kinetic Concepts Inc. (c)	34	1,252
LifePoint Hospitals Inc. (c)	29	1,027
Lincare Holdings Inc.	54	1,364
Masimo Corp.	32	868
Medicis Pharmaceutical Corp.	33	968
Mednax Inc. (c)	25	1,352
Mettler Toledo International Inc. (c)	18	2,274
Omnicare Inc.	65	1,545

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Owens & Minor Inc.	34	955
Perrigo Co.	45	2,888
Pharmaceutical Product Development Inc.	65	1,620
Psychiatric Solutions Inc. (c)	31	1,044
ResMed Inc. (c)	83	2,714
STERIS Corp.	33	1,085
Techne Corp.	21	1,271
Teleflex Inc.	22	1,246
Thoratec Corp. (c)	31	1,158
United Therapeutics Corp. (c)	27	1,485
Universal Health Services Inc.	52	2,038
VCA Antech Inc. (c)	47	995
Vertex Pharmaceuticals Inc. (c)	110	3,812
WellCare Health Plans Inc. (c)	23	658

		62,078

INDUSTRIALS - 14.5%
Acuity Brands Inc.	23	1,024
AECOM Technology Corp. (c)	63	1,524
AGCO Corp. (c) (e)	51	1,988
AirTran Holdings Inc. (c)	76	560
Alaska Air Group Inc. (c)	19	965
Alexander & Baldwin Inc.	23	793
Alliant Techsystems Inc. (c)	18	1,373
AMETEK Inc.	58	2,783
Baldor Electric Co.	26	1,038
BE Aerospace Inc. (c)	56	1,708
Brink’s Co.	26	590
Bucyrus International Inc. - Class A	44	3,086
Carlisle Cos. Inc.	33	980
Clean Harbors Inc. (c)	13	858
Con-Way Inc.	29	914
Copart Inc. (c)	39	1,284
Corporate Executive Board Co.	18	572
Corrections Corp. of America (c)	61	1,493
Crane Co.	25	950
Deluxe Corp.	29	549
Donaldson Co. Inc.	42	1,970
FTI Consulting Inc. (c)	25	869
Gardner Denver Inc.	28	1,508
GATX Corp. (e)	25	725
Graco Inc.	32	1,018
Granite Construction Inc.	18	412
Harsco Corp.	44	1,089
Herman Miller Inc. (e)	31	616
HNI Corp. (e)	25	724
Hubbell Inc. - Class B	33	1,672
IDEX Corp.	45	1,587
JB Hunt Transport Services Inc.	48	$1,680
JetBlue Airways Corp. (c) (e)	111	741
Joy Global Inc.	57	3,982
Kansas City Southern (c)	56	2,084
KBR Inc.	86	2,110
Kennametal Inc.	45	1,392
Kirby Corp. (c)	30	1,191
Korn/Ferry International (c)	26	426
Landstar System Inc.	27	1,049
Lennox International Inc.	25	1,049
Lincoln Electric Holdings Inc.	24	1,361
Manpower Inc.	44	2,320
Mine Safety Appliances Co.	16	434
MSC Industrial Direct Co. - Class A	24	1,320
Navigant Consulting Inc. (c)	27	309
Nordson Corp.	19	1,372
Oshkosh Corp. (c)	49	1,356
Pentair Inc.	54	1,822
Regal-Beloit Corp.	21	1,214
Rollins Inc.	24	569

	Shares/Par (p)	Value

Shaw Group Inc. (c)	46	1,547
SPX Corp.	27	1,737
Terex Corp. (c)	60	1,370
Thomas & Betts Corp. (c)	29	1,193
Timken Co.	44	1,683
Towers Watson & Co.	25	1,210
Trinity Industries Inc. (e)	44	976
United Rentals Inc. (c)	32	477
URS Corp. (c)	45	1,723
Valmont Industries Inc. (e)	12	836
Wabtec Corp. (e)	26	1,257
Waste Connections Inc. (c)	42	1,678
Werner Enterprises Inc.	24	483
Woodward Governor Co.	31	1,018

		82,191

INFORMATION TECHNOLOGY - 15.0%
ACI Worldwide Inc. (c)	18	408
Acxiom Corp. (c)	42	672
ADC Telecommunications Inc. (c)	50	630
ADTRAN Inc.	34	1,192
Advent Software Inc. (c) (e)	8	436
Alliance Data Systems Corp. (c) (e)	29	1,890
Ansys Inc. (c)	49	2,091
AOL Inc. (c)	57	1,422
Arrow Electronics Inc. (c)	64	1,724
Atmel Corp. (c)	252	2,003
Avnet Inc. (c)	84	2,257
Broadridge Financial Solutions Inc.	70	1,591
Cadence Design Systems Inc. (c)	144	1,098
Ciena Corp. (c) (e)	49	764
CommScope Inc. (c)	52	1,235
Convergys Corp. (c)	66	688
CoreLogic Inc.	57	1,093
Cree Inc. (c) (e)	58	3,169
Diebold Inc.	35	1,102
Digital River Inc. (c)	21	707
DST Systems Inc.	20	887
Equinix Inc. (c)	25	2,538
F5 Networks Inc. (c)	44	4,543
Factset Research Systems Inc.	25	2,034
Fair Isaac Corp. (e)	23	569
Fairchild Semiconductor International Inc. (c)	69	648
Gartner Inc. - Class A (c)	39	1,146
Global Payments Inc.	44	1,872
Hewitt Associates Inc. - Class A (c)	50	2,511
Informatica Corp. (c) (e)	50	1,919
Ingram Micro Inc. - Class A (c)	86	1,450
Integrated Device Technology Inc. (c)	93	$543
International Rectifier Corp. (c)	38	805
Intersil Corp.	66	766
Itron Inc. (c)	22	1,356
Jack Henry & Associates Inc.	47	1,190
Lam Research Corp. (c)	68	2,843
Lender Processing Services Inc.	51	1,694
Mantech International Corp. - Class A (c)	12	492
Mentor Graphics Corp. (c)	58	617
Micros Systems Inc. (c)	44	1,860
National Instruments Corp.	32	1,032
NCR Corp. (c)	88	1,198
NeuStar Inc. - Class A (c)	40	988
Parametric Technology Corp. (c)	65	1,265
Plantronics Inc.	26	866
Polycom Inc. (c)	46	1,267
Quest Software Inc. (c)	34	824
RF Micro Devices Inc. (c)	144	884
Rovi Corp. (c)	56	2,819
Semtech Corp. (c) (e)	32	656

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Silicon Laboratories Inc. (c)	24	897
Skyworks Solutions Inc. (c)	97	2,010
Solera Holdings Inc.	39	1,702
SRA International Inc. - Class A (c)	23	458
Synopsys Inc. (c)	81	2,000
Tech Data Corp. (c)	26	1,032
TIBCO Software Inc. (c)	91	1,609
Trimble Navigation Ltd. (c)	65	2,284
ValueClick Inc. (c)	46	604
Vishay Intertechnology Inc. (c)	100	965
Zebra Technologies Corp. (c)	31	1,046

		84,861

MATERIALS - 6.3%
Albemarle Corp.	50	2,355
AptarGroup Inc.	37	1,709
Ashland Inc.	43	2,096
Cabot Corp.	35	1,137
Carpenter Technology Corp.	24	821
Commercial Metals Co.	62	905
Cytec Industries Inc.	27	1,518
Grief Inc.	17	1,011
Intrepid Potash Inc. (c) (e)	24	627
Louisiana-Pacific Corp. (c)	67	508
Lubrizol Corp.	37	3,913
Martin Marietta Materials Inc. (e)	25	1,922
Minerals Technologies Inc.	10	582
NewMarket Corp.	6	628
Olin Corp.	43	877
Packaging Corp. of America	57	1,317
Reliance Steel & Aluminum Co.	40	1,662
Rock-Tenn Co. - Class A	21	1,059
RPM International Inc.	71	1,423
Scotts Miracle-Gro Co.	25	1,294
Sensient Technologies Corp.	26	800
Silgan Holdings Inc.	30	940
Sonoco Products Co.	55	1,848
Steel Dynamics Inc.	119	1,681
Temple-Inland Inc.	59	1,108
Valspar Corp.	54	1,712
Worthington Industries Inc.	33	493

		35,946

TELECOMMUNICATION SERVICES - 0.8%
Cincinnati Bell Inc. (c)	102	273
Syniverse Holdings Inc. (c)	39	877
Telephone & Data Systems Inc.	50	1,637
tw telecom inc. (c)	83	$1,538

		4,325

UTILITIES - 6.0%
AGL Resources Inc.	43	1,640
Alliant Energy Corp.	61	2,215
Aqua America Inc. (e)	75	1,535
Atmos Energy Corp.	49	1,446
Black Hills Corp.	21	651
Cleco Corp.	32	959
DPL Inc.	66	1,725
Dynegy Inc. (c)	57	278
Energen Corp.	40	1,808
Great Plains Energy Inc. (e)	75	1,412
Hawaiian Electric Industries Inc. (e)	51	1,146
IDACORP Inc.	25	916
MDU Resources Group Inc.	103	2,064
National Fuel Gas Co.	45	2,314
NSTAR	57	2,234
NV Energy Inc.	130	1,703
OGE Energy Corp.	53	2,132

	Shares/Par (p)	Value

PNM Resources Inc.	46	520
Questar Corp.	96	1,675
UGI Corp.	60	1,718
Vectren Corp.	45	1,160
Westar Energy Inc. (e)	60	1,458
WGL Holdings Inc. (e)	28	1,045

		33,754

Total Common Stocks (cost $526,444)		544,733

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$2,206	114

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,206)		114

SHORT TERM INVESTMENTS - 11.7%

Investment Company - 3.6%
JNL Money Market Fund, 0.10% (a) (h)	20,243	20,243

Securities Lending Collateral - 7.8%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	40,021	40,021
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	3,995	3,995

		44,016
Treasury Securities - 0.3%
U.S. Treasury Bill, 0.14%, 12/23/10 (o)	1,785	1,785

Total Short Term Investments (cost $66,044)		66,044

Total Investments - 107.8% (cost $594,694)		610,891
Other Assets and Liabilities, Net - (7.8%)		(44,120)

Total Net Assets - 100.0%		$566,771

JNL/Mellon Capital Management Small Cap Index Fund

COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 13.7%
1-800-Flowers.com Inc. (c)	14	$27
99 Cents Only Stores (c)	26	499
AFC Enterprises Inc. (c)	15	182
AH Belo Corp. - Class A (c)	10	68
Ambassadors Group Inc.	11	124
America’s Car-Mart Inc. (c)	5	130
American Apparel Inc. (c) (e)	16	19
American Axle & Manufacturing Holdings Inc. (c)	35	318
American Greetings Corp.	22	418
American Public Education Inc. (c)	10	340
Amerigon Inc. (c)	11	118
Ameristar Casinos Inc.	16	273
AnnTaylor Stores Corp. (c)	33	661
Arbitron Inc.	15	422
Arctic Cat Inc. (c)	7	67
Asbury Automotive Group Inc. (c)	19	263
Ascent Media Corp. (c)	8	219
Audiovox Corp. (c)	9	62
Ballantyne Strong Inc. (c)	8	66
Barnes & Noble Inc. (e)	23	367
Beazer Homes USA Inc. (c) (e)	45	187
Bebe Stores Inc.	18	128

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Belo Corp. (c)	51	318
Big 5 Sporting Goods Corp.	13	171
Biglari Holdings Inc. (c)	1	281
BJ’s Restaurants Inc. (c)	12	346
Blue Nile Inc. (c) (e)	7	319
Bluegreen Corp. (c)	6	18
Blyth Inc.	4	145
Bob Evans Farms Inc.	17	468
Bon-Ton Stores Inc. (c) (e)	6	64
Books-A-Million Inc. (e)	3	19
Borders Group Inc. (c)	36	43
Boyd Gaming Corp. (c) (e)	29	210
Bridgepoint Education Inc. (c) (e)	11	164
Brookfield Homes Corp. (c) (e)	6	49
Brown Shoe Co. Inc.	25	292
Brunswick Corp.	51	775
Buckle Inc. (e)	15	385
Buffalo Wild Wings Inc. (c) (e)	11	506
Build-A-Bear Workshop Inc. (c) (e)	13	79
Cabela’s Inc. - Class A (c) (e)	23	430
California Pizza Kitchen Inc. (c)	11	186
Callaway Golf Co.	34	241
Cambium Learning Group Inc. (c)	9	28
Capella Education Co. (c) (e)	10	750
Caribou Coffee Co. Inc. (c) (e)	3	33
Carmike Cinemas Inc. (c)	8	73
Carrol’s Restaurant Group Inc. (c)	5	27
Carter’s Inc. (c)	34	899
Casual Male Retail Group Inc. (c)	22	91
Cato Corp. - Class A	16	423
Cavco Industries Inc. (c) (e)	4	136
CEC Entertainment Inc. (c)	13	450
Charming Shoppes Inc. (c) (e)	63	222
Cheesecake Factory Inc. (c) (e)	35	919
Cherokee Inc.	5	96
Childrens Place Retail Stores Inc. (c)	16	780
Christopher & Banks Corp.	18	145
Churchill Downs Inc.	7	239
Cinemark Holdings Inc.	33	531
Citi Trends Inc. (c)	9	$206
CKX Inc. (c)	35	169
Coinstar Inc. (c) (e)	18	783
Coldwater Creek Inc. (c) (e)	32	168
Collective Brands Inc. (c)	38	605
Columbia Sportswear Co. (e)	6	370
Conn’s Inc. (c) (e)	10	45
Cooper Tire & Rubber Co.	35	693
Core-Mark Holding Co. Inc. (c) (e)	6	200
Corinthian Colleges Inc. (c) (e)	48	339
CPI Corp.	5	127
Cracker Barrel Old Country Store Inc.	14	698
Crocs Inc. (c)	49	644
Crown Media Holdings Inc. (c) (e)	5	13
CSS Industries Inc.	6	98
Culp Inc. (c)	5	47
Cumulus Media Inc. - Class A (c) (e)	12	33
Dana Holding Corp. (c)	80	990
Deckers Outdoor Corp. (c)	22	1,087
Delta Apparel Inc. (c) (e)	3	48
Denny’s Corp. (c)	57	176
Destination Maternity Corp. (c)	3	95
Dex One Corp. (c)	29	359
Dillard’s Inc. - Class A (e)	27	629
DineEquity Inc. (c) (e)	10	434
Domino’s Pizza Inc. (c)	20	269
Dorman Products Inc. (c) (e)	7	203
Dress Barn Inc. (c)	34	811
Drew Industries Inc. (c)	11	237

	Shares/Par (p)	Value

Drugstore.com Inc. (c)	53	102
DSW Inc. (c)	8	222
Eastman Kodak Co. (c) (e)	151	634
Einstein Noah Restaurant Group Inc. (c)	2	25
Empire Resorts Inc. (c) (e)	14	15
Entercom Communications Corp. (c)	13	99
Entravision Communications Corp. (c)	26	52
Ethan Allen Interiors Inc. (e)	14	237
EW Scripps Co. (c)	16	129
Exide Technologies (c)	41	197
Express Inc. (c)	9	131
Finish Line - Class A	28	386
Fisher Communications Inc. (c)	4	69
Fred’s Inc.	23	274
Fuel Systems Solutions Inc. (c) (e)	8	330
Furniture Brands International Inc. (c)	23	122
G-III Apparel Group Ltd. (c)	8	258
Gaiam Inc. (e)	8	53
Gaylord Entertainment Co. (c) (e)	20	612
Genesco Inc. (c)	14	421
Global Sources Ltd. (c)	13	95
Grand Canyon Education Inc. (c) (e)	17	369
Gray Television Inc. (c)	26	52
Group 1 Automotive Inc. (c) (e)	14	406
Gymboree Corp. (c)	16	684
Harte-Hanks Inc.	23	269
Haverty Furniture Cos. Inc.	10	112
Helen of Troy Ltd. (c)	17	425
hhgregg Inc. (c) (e)	7	174
Hibbett Sports Inc. (c)	17	418
Hooker Furniture Corp.	5	60
HOT Topic Inc.	27	161
Hovnanian Enterprises Inc. - Class A (c) (e)	32	126
HSN Inc. (c)	22	643
Iconix Brand Group Inc. (c)	42	728
Interval Leisure Group Inc. (c)	22	293
iRobot Corp. (c) (e)	13	233
Isle of Capri Casinos Inc. (c)	8	57
Jack in the Box Inc. (c)	32	691
Jakks Pacific Inc. (c)	17	$294
Jamba Inc. (c)	32	70
Jo-Ann Stores Inc. (c)	16	704
Joe’s Jeans Inc. (c) (e)	23	48
Johnson Outdoors Inc. (c)	2	30
Jones Apparel Group Inc.	50	983
Jos. A. Bank Clothiers Inc. (c)	16	677
Journal Communications Inc. - Class A (c)	27	122
K-Swiss Inc. - Class A (c)	15	191
K12 Inc. (c) (e)	15	427
Kenneth Cole Productions Inc. (c)	5	85
Kid Brands Inc. (c)	7	58
Kirkland’s Inc. (c)	9	126
Knology Inc. (c)	17	230
Krispy Kreme Doughnuts Inc. (c)	38	176
La-Z-Boy Inc. (c) (e)	28	237
LaCrosse Footwear Inc.	3	35
Landry’s Restaurants Inc. (c)	4	105
Leapfrog Enterprises Inc. (c)	24	129
Learning Tree International Inc.	5	50
Lee Enterprises Inc. (c) (e)	24	65
Libbey Inc. (c)	9	114
Life Time Fitness Inc. (c) (e)	24	947
Lifetime Brands Inc. (c)	5	75
LIN TV Corp. (c)	17	74
Lincoln Educational Services Corp. (c)	9	129
Lions Gate Entertainment Corp. (c)	36	268
Lithia Motors Inc. - Class A (e)	16	154
Live Nation Inc. (c)	78	772

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Liz Claiborne Inc. (c) (e)	54	328
LodgeNet Interactive Corp. (c) (e)	13	37
Lumber Liquidators Holdings Inc. (c) (e)	12	297
M/I Homes Inc. (c)	11	111
Mac-Gray Corp.	6	74
Maidenform Brands Inc. (c)	13	361
Marcus Corp.	12	139
Marine Products Corp. (c)	5	33
MarineMax Inc. (c)	12	83
Martha Stewart Living Omnimedia Inc. (c) (e)	19	91
Matthews International Corp. - Class A (e)	17	617
McClatchy Co. - Class A (c) (e)	32	126
McCormick & Schmick’s Seafood Restaurants Inc. (c)	10	75
Media General Inc. (c) (e)	12	106
Mediacom Communications Corp. (c)	24	161
Men’s Wearhouse Inc.	29	701
Meritage Homes Corp. (c)	19	370
Midas Inc. (c)	10	77
Modine Manufacturing Co. (c)	26	341
Monarch Casino & Resort Inc. (c)	5	57
Monro Muffler Brake Inc.	11	500
Morgans Hotel Group Co. (c) (e)	13	95
Movado Group Inc. (c)	8	89
Multimedia Games Inc. (c)	14	52
National American University Holdings Inc.	4	28
National CineMedia Inc.	24	431
National Presto Industries Inc.	3	277
New York & Co. Inc. (c)	21	53
Nexstar Broadcasting Group Inc. - Class A (c) (e)	6	30
NutriSystem Inc. (e)	18	341
O’Charley’s Inc. (c)	12	89
OfficeMax Inc. (c)	49	642
Orbitz Worldwide Inc. (c)	20	126
Orient-Express Hotels Ltd. (c)	51	571
Outdoor Channel Holdings Inc. (c)	6	36
Overstock.com Inc. (c) (e)	9	146
Oxford Industries Inc.	8	180
Pacific Sunwear of California Inc. (c)	39	$205
Papa John’s International Inc. (c)	12	314
Peets Coffee & Tea Inc. (c) (e)	7	228
Penske Auto Group Inc. (c)	26	342
PEP Boys-Manny Moe & Jack	28	297
Perry Ellis International Inc. (c)	6	127
PetMed Express Inc. (e)	13	224
PF Chang’s China Bistro Inc. (e)	13	593
Pier 1 Imports Inc. (c)	57	469
Pinnacle Entertainment Inc. (c)	34	384
Playboy Enterprises Inc. - Class B (c)	12	62
Polaris Industries Inc.	18	1,162
Pool Corp.	29	575
Pre-Paid Legal Services Inc. (c) (e)	4	256
PRIMEDIA Inc.	12	46
Princeton Review Inc. (c)	7	14
Quicksilver Inc. (c)	74	288
Radio One Inc. (c)	17	15
RC2 Corp. (c)	11	237
ReachLocal Inc. (c)	3	36
Red Lion Hotels Corp. (c)	10	77
Red Robin Gourmet Burgers Inc. (c)	9	171
Regis Corp.	33	635
Rent-A-Center Inc.	37	819
Rentrak Corp. (c)	5	124
Retail Ventures Inc. (c)	15	165
RG Barry Corp.	5	47
Ruby Tuesday Inc. (c)	37	442
Rue21 Inc. (c)	8	206

	Shares/Par (p)	Value

Ruth’s Hospitality Group Inc. (c)	26	106
Ryland Group Inc.	26	460
Saks Inc. (c) (e)	78	672
Sally Beauty Holdings Inc. (c)	53	594
Scholastic Corp.	18	494
Scientific Games Corp. - Class A (c)	38	367
Sealy Corp. (c) (e)	23	55
Select Comfort Corp. (c)	29	199
Shiloh Industries Inc. (c)	3	27
Shoe Carnival Inc. (c)	6	120
Shuffle Master Inc. (c)	31	262
Shutterfly Inc. (c)	15	381
Sinclair Broadcast Group Inc. - Class A (c)	28	196
Skechers U.S.A. Inc. - Class A (c)	20	470
Skyline Corp.	5	103
Smith & Wesson Holding Corp. (c) (e)	32	113
Sonic Automotive Inc. (c) (e)	22	214
Sonic Corp. (c)	35	279
Sotheby’s - Class A	38	1,385
Spartan Motors Inc.	21	97
Speedway Motorsports Inc.	6	100
Stage Stores Inc.	21	272
Standard Motor Products Inc.	11	115
Standard-Pacific Corp. (c)	58	231
Stein Mart Inc. (c)	15	136
Steiner Leisure Ltd. (c) (e)	8	319
Steinway Musical Instruments Inc. (c)	4	66
Steven Madden Ltd. (c)	14	583
Stewart Enterprises Inc. - Class A (e)	47	251
Stoneridge Inc. (c)	7	77
Sturm Ruger & Co. Inc.	12	159
Summer Infant Inc. (c)	6	45
Superior Industries International Inc.	13	224
SuperMedia Inc. (c)	7	73
Systemax Inc.	5	64
Talbots Inc. (c) (e)	41	536
Tenneco Inc. (c)	34	971
Texas Roadhouse Inc. - Class A (c) (e)	31	441
Timberland Co. - Class A (c)	25	491
True Religion Apparel Inc. (c)	14	$296
Tuesday Morning Corp. (c)	19	89
U.S. Auto Parts Network Inc. (c)	9	70
Ulta Salon Cosmetics & Fragrance Inc. (c)	17	502
Under Armour Inc. - Class A (c) (e)	20	912
Unifi Inc. (c)	22	98
Universal Electronics Inc. (c)	9	177
Universal Technical Institute Inc.	11	215
Vail Resorts Inc. (c) (e)	21	783
Valassis Communications Inc. (c)	29	969
Value Line Inc. (e)	1	9
Vitacost.com Inc. (c)	8	47
Vitamin Shoppe Inc. (c)	9	238
Volcom Inc. (c)	11	203
Warnaco Group Inc. (c)	26	1,315
Warner Music Group Corp. (c)	24	108
West Marine Inc. (c)	9	91
Westwood One Inc. (c) (e)	3	24
Wet Seal Inc. (c)	54	183
Weyco Group Inc.	3	76
Winmark Corp.	1	43
Winnebago Industries Inc. (c)	17	177
Wolverine World Wide Inc.	28	805
World Wrestling Entertainment Inc. (e)	14	201
Zumiez Inc. (c) (e)	11	240

		80,674

CONSUMER STAPLES - 3.0%
Alico Inc. (e)	2	37

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Alliance One International Inc. (c)	48	198
Andersons Inc.	11	407
Arden Group Inc. - Class A	1	46
B&G Foods Inc.	28	302
Boston Beer Co. Inc. - Class A (c)	5	318
Cal-Maine Foods Inc. (e)	8	227
Calavo Growers Inc. (e)	6	130
Casey’s General Stores Inc.	29	1,217
Cellu Tissue Holdings Inc. (c)	4	53
Central Garden & Pet Co. - Class A (c)	34	352
Chiquita Brands International Inc. (c)	24	323
Coca-Cola Bottling Co. Consolidated	3	136
Darling International Inc. (c)	47	397
Diamond Foods Inc. (e)	13	518
Dole Food Co. Inc. (c) (e)	20	182
Elizabeth Arden Inc. (c)	13	260
Farmer Bros. Co.	3	49
Female Health Co. (e)	7	36
Fresh Del Monte Produce Inc. (c)	22	485
Great Atlantic & Pacific Tea Co. (c) (e)	18	70
Griffin Land & Nurseries Inc.	2	40
Hain Celestial Group Inc. (c)	24	570
Harbinger Group Inc. (c)	4	22
Heckmann Corp. (c)	49	191
Imperial Sugar Co. (e)	9	113
Ingles Markets Inc. - Class A	7	123
Inter Parfums Inc.	8	139
J&J Snack Foods Corp.	8	339
John B. Sanfilippo & Son (c)	4	56
Lancaster Colony Corp.	11	532
Lance Inc.	16	337
Lifeway Foods Inc. (c) (e)	2	23
Limoneira Co. (e)	4	88
Medifast Inc. (c) (e)	8	218
MGP Ingredients Inc.	6	46
Nash Finch Co.	7	315
National Beverage Corp.	5	71
Natures Sunshine Products Inc. (c) (e)	4	37
Nu Skin Enterprises Inc.	27	789
Nutraceutical International Corp. (c)	5	$76
Oil-Dri Corp. of America	2	49
Pantry Inc. (c)	13	307
Pilgrim’s Pride Corp. (c) (e)	26	147
Prestige Brands Holdings Inc. (c)	23	226
PriceSmart Inc.	9	254
Revlon Inc. (c) (e)	6	74
Rite Aid Corp. (c)	299	282
Ruddick Corp.	25	873
Sanderson Farms Inc.	13	559
Schiff Nutrition International Inc.	9	74
Seneca Foods Corp. (c)	5	133
Smart Balance Inc. (c)	35	137
Spartan Stores Inc.	13	182
Spectrum Brands Holdings Inc. (c)	10	266
Star Scientific Inc. (c) (e)	63	132
Susser Holdings Corp. (c)	3	49
Synutra International Inc. (c) (e)	10	114
Tootsie Roll Industries Inc. (e)	14	351
TreeHouse Foods Inc. (c)	20	905
United Natural Foods Inc. (c)	24	806
Universal Corp.	14	557
USANA Health Sciences Inc. (c)	4	148
Vector Group Ltd. (e)	25	464
Village Super Market Inc.	3	79
WD-40 Co.	10	362
Weis Markets Inc.	6	233

	Shares/Par (p)	Value

Winn-Dixie Stores Inc. (c)	31	221

		17,852

ENERGY - 5.4%
Abraxas Petroleum Corp. (c) (e)	36	103
Allis-Chalmers Energy Inc. (c)	31	131
Alon USA Energy Inc. (e)	5	25
American Oil & Gas Inc. (c)	27	219
Apco Oil And Gas International Inc. (e)	5	163
Approach Resources Inc. (c)	9	98
ATP Oil & Gas Corp. (c) (e)	24	332
Basic Energy Services Inc. (c)	12	101
Berry Petroleum Co. - Class A (e)	29	906
Bill Barrett Corp. (c) (e)	26	948
BPZ Resources Inc. (c) (e)	52	201
Brigham Exploration Co. (c)	67	1,250
Bristow Group Inc. (c)	20	718
Cal Dive International Inc. (c)	51	279
Callon Petroleum Co. (c) (e)	15	76
CAMAC Energy Inc. (c) (e)	26	82
CARBO Ceramics Inc.	11	883
Carrizo Oil & Gas Inc. (c)	17	407
Cheniere Energy Inc. (c) (e)	33	82
Clayton Williams Energy Inc. (c)	4	181
Clean Energy Fuels Corp. (c) (e)	22	311
Cloud Peak Energy Inc. (c)	17	308
Complete Production Services Inc. (c)	45	914
Contango Oil & Gas Co. (c)	7	332
Crosstex Energy Inc. (c) (e)	23	179
CVR Energy Inc. (c)	16	136
Dawson Geophysical Co. (c)	4	105
Delek US Holdings Inc.	6	41
Delta Petroleum Corp. (c) (e)	90	71
DHT Holdings Inc (e)	31	130
Dril-Quip Inc. (c)	19	1,209
Endeavour International Corp. (c) (e)	86	111
Energy Partners Ltd. (c)	16	187
Energy XXI Bermuda Ltd. (c) (e)	29	679
Evolution Petroleum Corp. (c) (e)	8	48
FX Energy Inc. (c)	25	101
Gastar Exploration Ltd. (c)	23	94
General Maritime Corp. (e)	43	$211
GeoResources Inc. (c)	7	112
Global Geophysical Services Inc. (c)	4	29
Global Industries Ltd. (c)	60	327
GMX Resources Inc. (c) (e)	19	91
Golar LNG Ltd.	22	272
Goodrich Petroleum Corp. (c) (e)	14	208
Green Plains Renewable Energy Inc. (c)	7	88
Gulf Island Fabrication Inc.	8	142
Gulfmark Offshore Inc. (c)	13	398
Gulfport Energy Corp. (c)	16	224
Hallador Energy Co. (e)	2	24
Halliburton Co.	2	51
Harvest Natural Resources Inc. (c) (e)	17	179
Helix Energy Solutions Group Inc. (c)	60	673
Hercules Offshore Inc. (c)	63	167
Hornbeck Offshore Services Inc. (c)	13	260
Houston American Energy Corp. (e)	10	97
International Coal Group Inc. (c)	77	408
ION Geophysical Corp. (c)	71	366
Isramco Inc. (c) (e)	—	28
James River Coal Co. (c)	16	281
Key Energy Services Inc. (c)	70	665
Knightsbridge Tankers Ltd.	10	196
Kodiak Oil & Gas Corp. (c) (e)	73	249
L&L Energy Inc. (c) (e)	9	71
Lufkin Industries Inc.	17	728

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Magnum Hunter Resources Corp. (c) (e)	26	107
Matrix Service Co. (c)	15	129
McMoRan Exploration Co. (c)	46	794
Miller Petroleum Inc. (c) (e)	10	52
Natural Gas Services Group Inc. (c)	8	125
Newpark Resources Inc. (c)	52	435
Nordic American Tanker Shipping Ltd. (e)	26	709
Northern Oil and Gas Inc. (c)	26	436
Overseas Shipholding Group Inc.	15	509
OYO Geospace Corp. (c)	2	120
Panhandle Oil and Gas Inc.	5	112
Parker Drilling Co. (c)	66	288
Patriot Coal Corp. (c) (e)	45	517
Penn Virginia Corp.	26	412
Petroleum Development Corp. (c)	11	313
PetroQuest Energy Inc. (c) (e)	30	184
PHI Inc. (c)	6	102
Pioneer Drilling Co. (c)	32	207
RAM Energy Resources Inc. (c) (e)	30	46
Rentech Inc. (c) (e)	116	114
Resolute Energy Corp. (c)	20	226
Rex Energy Corp. (c)	17	218
Rex Stores Corp. (c)	4	62
Rosetta Resources Inc. (c)	30	695
RPC Inc. (e)	17	360
Scorpio Tankers Inc. (c)	7	79
Seahawk Drilling Inc. (c) (e)	6	49
Ship Finance International Ltd. (e)	26	504
Stone Energy Corp. (c)	24	350
Swift Energy Co. (c)	21	594
Syntroleum Corp. (c) (e)	33	61
T-3 Energy Services Inc. (c)	7	187
Teekay Tankers Ltd. (e)	15	191
Tesco Corp. (c)	16	195
Tetra Technologies Inc. (c)	43	436
TransAtlantic Petroleum Ltd. (c) (e)	79	234
Union Drilling Inc. (c)	7	30
Uranium Energy Corp. (c) (e)	43	142
USEC Inc. (c)	67	347
VAALCO Energy Inc. (c)	35	202
Vantage Drilling Co. (c)	68	108
Venoco Inc. (c) (e)	12	$232
W&T Offshore Inc. (e)	20	212
Warren Resources Inc. (c)	39	156
Western Refining Inc. (c) (e)	28	147
Willbros Group Inc. (c)	24	218
World Fuel Services Corp. (e)	33	864

		31,496

FINANCIALS - 20.4%
1st Source Corp.	8	145
1st United Bancorp Inc. (c)	12	76
Abington Bancorp Inc.	11	114
Acadia Realty Trust	22	427
Advance America Cash Advance Centers Inc.	30	121
Agree Realty Corp.	5	120
Alexander’s Inc.	1	369
Alliance Financial Corp. (e)	3	85
Alterra Capital Holdings Ltd.	55	1,100
Ambac Financial Group Inc. (c) (e)	165	92
American Campus Communities Inc.	36	1,097
American Capital Agency Corp. (e)	19	504
American Capital Ltd. (c) (e)	195	1,131
American Equity Investment Life Holding Co.	33	343
American National Bankshares Inc. (e)	3	59
American Physicians Capital Inc.	4	185
American Physicians Service Group Inc.	3	88
American Safety Insurance Holdings Ltd. (c)	7	118

	Shares/Par (p)	Value

Ameris Bancorp (c)	13	123
Amerisafe Inc. (c)	11	198
Ames National Corp. (e)	4	89
AmTrust Financial Services Inc.	12	180
Anworth Mortgage Asset Corp.	69	491
Apollo Commercial Real Estate Finance Inc.	6	99
Apollo Investment Corp.	111	1,136
Argo Group International Holdings Ltd.	18	608
Arlington Asset Investment Corp. (e)	4	84
Arrow Financial Corp. (e)	5	134
Artio Global Investors Inc.	16	252
Ashford Hospitality Trust Inc. (c)	25	228
Asset Acceptance Capital Corp. (c) (e)	7	35
Associated Estates Realty Corp.	17	240
Asta Funding Inc.	6	43
Astoria Financial Corp. (e)	49	662
Avatar Holdings Inc. (c)	5	92
Baldwin & Lyons Inc. - Class B	4	96
BancFirst Corp.	4	167
Banco Latinoamericano de Comercio Exterior SA	15	218
Bancorp Inc. (c)	12	81
Bancorp Rhode Island Inc.	2	45
Bank Mutual Corp.	26	137
Bank of Marin Bancorp. (e)	3	87
Bank of the Ozarks Inc.	8	290
BankFinancial Corp.	10	92
Beneficial Mutual Bancorp Inc. (c)	19	169
Berkshire Hills Bancorp Inc.	8	148
BGC Partners Inc.	31	186
BioMed Realty Trust Inc.	65	1,165
BlackRock Kelso Capital Corp. (e)	36	412
BofI Holding Inc. (c) (e)	4	45
Boston Private Financial Holdings Inc.	40	262
Bridge Bancorp Inc. (e)	3	81
Brookline Bancorp Inc.	34	343
Bryn Mawr Bank Corp.	5	80
Calamos Asset Management Inc.	12	137
California First National Bancorp.	1	11
Camden National Corp.	4	146
Capital City Bank Group Inc. (e)	5	65
Capital Southwest Corp.	1	$127
CapLease Inc.	32	177
Capstead Mortgage Corp.	40	430
Cardinal Financial Corp.	16	156
Cardtronics Inc. (c)	15	225
Cash America International Inc.	17	586
Cathay General Bancorp	43	514
CBL & Associates Properties Inc.	79	1,034
Cedar Shopping Centers Inc.	30	181
Center Financial Corp. (c) (e)	19	97
CenterState Banks of Florida Inc.	14	121
Century Bancorp. Inc. - Class A (e)	2	38
Chatham Lodging Trust (c)	5	86
Chemical Financial Corp.	13	276
Chesapeake Lodging Trust	4	66
Citizens & Northern Corp. (e)	6	74
Citizens Inc. (c)	22	154
Citizens Republic Bancorp Inc. (c)	218	197
City Holdings Co. (e)	9	288
Clifton Savings Bancorp Inc. (e)	5	41
CNA Surety Corp. (c)	10	181
CNB Financial Corp. (e)	6	77
CNO Financial Group Inc. (c)	128	710
CoBiz Financial Inc. (e)	18	102
Cogdell Spencer Inc.	23	148
Cohen & Steers Inc. (e)	9	202
Colonial Properties Trust	40	655

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Colony Financial Inc.	9	161
Columbia Banking System Inc.	22	429
Community Bank System Inc. (e)	19	433
Community Trust Bancorp Inc.	8	222
Compass Diversified Holdings	20	316
CompuCredit Holdings Corp. (e)	6	27
Consolidated-Tomoka Land Co. (e)	2	71
Cousins Properties Inc.	49	352
Cowen Group Inc. - Class A (c)	20	65
Crawford & Co. - Class B (c) (e)	11	27
Credit Acceptance Corp. (c)	4	220
CreXus Investment Corp.	9	110
CVB Financial Corp. (e)	49	369
Cypress Sharpridge Investments Inc.	14	182
Danvers BanCorp Inc.	12	186
DCT Industrial Trust Inc.	122	585
Delphi Financial Group Inc.	27	685
Diamond Hill Investment Group Inc.	1	88
DiamondRock Hospitality Co. (c)	89	842
Dime Community Bancshares Inc.	15	214
Dollar Financial Corp. (c)	13	279
Donegal Group Inc.	5	68
Doral Financial Corp. (c)	10	17
Duff & Phelps Corp. - Class A	15	200
DuPont Fabros Technology Inc.	24	595
Dynex Capital Inc. (e)	7	79
E*Trade Financial Corp. (c)	—	—
Eagle Bancorp Inc. (c) (e)	9	103
EastGroup Properties Inc.	15	569
Education Realty Trust Inc.	30	215
eHealth Inc. (c)	14	176
EMC Insurance Group Inc.	3	55
Employer Holdings Inc.	25	399
Encore Bancshares Inc. (c) (e)	4	31
Encore Capital Group Inc. (c)	8	153
Enstar Group Ltd. (c)	4	276
Enterprise Financial Services Corp. (e)	8	75
Entertainment Properties Trust	27	1,149
Epoch Holding Corp.	6	75
Equity Lifestyle Properties Inc.	15	819
Equity One Inc. (e)	20	338
ESB Financial Corp. (e)	5	$68
ESSA BanCorp Inc.	8	98
Evercore Partners Inc. - Class A	9	266
Excel Trust Inc.	8	91
Extra Space Storage Inc.	50	805
EZCORP Inc. - Class A (c)	26	516
FBL Financial Group Inc. - Class A	7	185
FBR Capital Markets Corp. (c)	28	89
Federal Agricultural Mortgage Corp. - Class C (e)	5	56
FelCor Lodging Trust Inc. (c)	53	244
Fifth Street Finance Corp.	30	333
Financial Engines Inc. (c) (e)	7	92
Financial Institutions Inc.	7	115
First American Financial Corp.	60	892
First Bancorp Inc. (e)	13	172
First Bancorp Inc. Puerto Rico (c) (e)	55	15
First Busey Corp. (e)	25	116
First Cash Financial Services Inc. (c)	16	456
First Commonwealth Financial Corp.	57	313
First Community Bancshares Inc.	9	111
First Financial Bancorp	33	559
First Financial Bankshares Inc. (e)	12	557
First Financial Corp.	7	194
First Financial Holdings Inc.	10	114
First Industrial Realty Trust Inc. (c) (e)	35	175
First Interstate BancSystem Inc.	7	90

	Shares/Par (p)	Value

First Marblehead Corp. (c)	33	77
First Merchants Corp.	12	94
First Mercury Financial Corp.	10	105
First Midwest Bancorp Inc.	42	485
First of Long Island Corp.	3	77
First Potomac Realty Trust	20	304
First South Bancorp Inc. (e)	4	39
FirstMerit Corp.	62	1,130
Flagstar Bancorp Inc. (c)	25	46
Flagstone Reinsurance Holdings SA	28	302
Flushing Financial Corp.	19	215
FNB Corp. (e)	66	567
Forestar Group Inc. (c) (e)	20	347
Fox Chase Bancorp Inc. (c)	3	25
FPIC Insurance Group Inc. (c)	5	187
Franklin Street Properties Corp.	40	499
GAMCO Investors Inc.	4	139
German American Bancorp Inc. (e)	6	94
Gerova Financial Group Ltd. (c) (e)	4	19
Getty Realty Corp.	11	307
GFI Group Inc.	38	176
Glacier Bancorp Inc.	41	606
Gladstone Capital Corp. (e)	13	148
Gladstone Commercial Corp.	4	64
Gladstone Investment Corp. (e)	11	72
Gleacher & Co. Inc. (c) (e)	42	68
Glimcher Realty Trust	44	268
Global Indemnity Plc (c)	10	166
Golub Capital BDC Inc.	4	61
Government Properties Income Trust	15	388
Great Southern Bancorp Inc. (e)	5	112
Green Bankshares Inc. (c) (e)	6	43
Greenlight Capital Re Ltd. (c)	16	399
Hallmark Financial Services Inc. (c)	6	55
Hancock Holding Co.	17	509
Hanmi Financial Corp. (c) (e)	63	80
Harleysville Group Inc.	7	232
Harris & Harris Group Inc. (c) (e)	15	64
Hatteras Financial Corp. (e)	21	600
Healthcare Realty Trust Inc.	36	837
Heartland Financial USA Inc.	6	96
Hercules Technology Growth Capital Inc.	20	$200
Heritage Financial Corp. (c)	5	71
Heritage Financial Group (e)	1	8
Hersha Hospitality Trust	65	336
HFF Inc. - Class A (c)	10	95
Highwoods Properties Inc.	41	1,329
Hilltop Holdings Inc. (c)	23	219
Home Bancorp Inc. (c) (e)	4	53
Home Bancshares Inc.	13	263
Home Federal Bancorp Inc.	9	106
Home Properties Inc.	22	1,154
Horace Mann Educators Corp.	22	384
Hudson Valley Holding Corp.	6	125
IberiaBank Corp.	15	756
Independent Bank Corp. (e)	12	263
Infinity Property & Casualty Corp.	8	367
Inland Real Estate Corp.	44	362
International Assets Holding Corp. (c) (e)	8	142
International Bancshares Corp.	31	520
Invesco Mortgage Capital Inc.	15	328
Investment Technology Group Inc. (c)	25	362
Investors Bancorp Inc. (c)	27	324
Investors Real Estate Trust (e)	44	368
iStar Financial Inc. (c) (e)	50	154
JMP Group Inc.	9	53
K-Fed Bancorp. (e)	2	15
Kansas City Life Insurance Co.	2	67

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Kayne Anderson Energy Development Co.	7	108
KBW Inc.	20	508
Kearny Financial Corp.	9	75
Kennedy-Wilson Holdings Inc. (c) (e)	11	118
Kilroy Realty Corp.	31	1,032
Kite Realty Group Trust	29	128
Knight Capital Group Inc. (c)	54	674
LaBranche & Co. Inc. (c)	26	101
Ladenburg Thalmann Financial Services Inc. (c)	49	50
Lakeland Bancorp Inc. (e)	10	81
Lakeland Financial Corp.	8	157
LaSalle Hotel Properties	40	938
Lexington Realty Trust (e)	59	420
Life Partners Holdings Inc. (e)	5	94
LTC Properties Inc.	14	345
Maiden Holdings Ltd.	27	207
Main Street Capital Corp.	6	102
MainSource Financial Group Inc.	9	70
MarketAxess Holdings Inc.	17	289
Marlin Business Services Inc. (c) (e)	5	55
MB Financial Inc.	29	477
MCG Capital Corp.	42	244
Meadowbrook Insurance Group Inc.	33	300
Medallion Financial Corp.	7	56
Medical Properties Trust Inc.	62	625
Merchants Bancshares Inc.	2	52
Meridian Interstate BanCorp Inc. (c)	4	46
Metro Bancorp Inc. (c)	7	76
MF Global Holdings Ltd. (c)	58	415
MFA Financial Inc.	158	1,203
MGIC Investment Corp. (c)	115	1,063
Mid-America Apartment Communities Inc.	18	1,054
Midsouth Bancorp Inc. (e)	3	39
MidWestOne Financial Group Inc. (e)	4	54
Mission West Properties Inc.	12	79
Monmouth Real Estate Investment Corp.	16	127
Montpelier Re Holdings Ltd.	41	710
MPG Office Trust Inc. (c)	26	64
MVC Capital Inc. (e)	13	172
Nara Bancorp Inc. (c)	24	167
NASB Financial Inc. (e)	2	$32
National Bankshares Inc.	4	93
National Financial Partners Corp. (c)	23	288
National Health Investors Inc.	15	650
National Interstate Corp.	3	61
National Penn Bancshares Inc.	69	433
National Retail Properties Inc. (e)	48	1,197
National Western Life Insurance Co.	1	155
Navigators Group Inc. (c)	7	298
NBT Bancorp Inc.	19	416
Nelnet Inc. - Class A	14	329
NewAlliance Bancshares Inc.	60	757
Newcastle Investment Corp. (c)	33	103
NewStar Financial Inc. (c)	17	122
NGP Capital Resources Co.	11	103
Northfield Bancorp Inc. (e)	11	118
NorthStar Realty Finance Corp. (e)	41	152
Northwest Bancshares Inc.	64	713
NYMAGIC Inc.	2	60
OceanFirst Financial Corp.	8	97
Ocwen Financial Corp. (c)	41	411
Old National Bancorp	50	530
Omega Healthcare Investors Inc.	53	1,195
OmniAmerican Bancorp Inc. (c)	6	69
One Liberty Properties Inc.	5	72
Oppenheimer Holdings Inc.	6	162
optionsXpress Holdings Inc. (c)	24	367

	Shares/Par (p)	Value

Oriental Financial Group Inc.	28	368
Oritani Financial Corp.	30	304
Orrstown Financial Services Inc.	5	109
Pacific Continental Corp.	11	98
PacWest Bancorp	17	320
Park National Corp. (e)	7	438
Parkway Properties Inc.	12	179
Peapack Gladstone Financial Corp. (e)	4	49
Pebblebrook Hotel Trust (c)	19	351
PennantPark Investment Corp.	19	201
Penns Woods Bancorp Inc. (e)	2	56
Pennsylvania Real Estate Investment Trust (e)	30	358
Pennymac Mortgage Investment Trust	10	181
Penson Worldwide Inc. (c) (e)	12	60
Peoples Bancorp Inc. (e)	5	60
PHH Corp. (c)	31	648
Phoenix Cos. Inc. (c)	60	127
Pico Holdings Inc. (c)	12	367
Pinnacle Financial Partners Inc. (c)	19	178
Piper Jaffray Cos. (c)	10	284
Platinum Underwriters Holdings Ltd.	24	1,043
PMA Capital Corp. (c)	20	151
PMI Group Inc. (c) (e)	78	286
Porter Bancorp Inc. (e)	1	13
Portfolio Recovery Associates Inc. (c)	10	623
Post Properties Inc.	27	766
Potlatch Corp.	22	763
Presidential Life Corp.	12	119
Primerica Inc. (e)	13	263
Primus Guaranty Ltd. (c) (e)	12	53
PrivateBancorp Inc.	29	330
ProAssurance Corp. (c)	19	1,072
Prospect Capital Corp. (e)	42	407
Prosperity Bancshares Inc.	26	845
Provident Financial Services Inc.	33	409
Provident New York Bancorp	21	178
PS Business Parks Inc.	11	604
Pzena Investment Management Inc. (e)	4	27
Radian Group Inc.	77	603
RAIT Financial Trust (c) (e)	60	98
Ramco-Gershenson Properties Trust	21	221
Redwood Trust Inc.	44	$634
Renasant Corp. (e)	13	191
Republic Bancorp Inc. - Class A	6	128
Resource Capital Corp.	24	152
Retail Opportunity Investments Corp.	22	215
RLI Corp.	11	600
Rockville Financial Inc. (e)	4	44
Rodman & Renshaw Capital Group Inc. (c) (e)	9	18
Roma Financial Corp.	4	45
S&T Bancorp Inc. (e)	14	245
Safeguard Scientifics Inc. (c)	12	147
Safety Insurance Group Inc.	8	321
Sanders Morris Harris Group Inc. (e)	9	50
Sandy Spring Bancorp Inc. (e)	14	221
Saul Centers Inc.	3	139
SCBT Financial Corp.	7	223
SeaBright Insurance Holdings Inc.	13	108
Selective Insurance Group	30	490
Sierra Bancorp (e)	4	52
Signature Bank (c)	23	912
Simmons First National Corp. - Class A	9	266
Solar Capital Ltd.	3	65
Southside Bancshares Inc. (e)	9	173
Southwest Bancorp Inc.	12	151
Sovran Self Storage Inc.	16	593
Starwood Property Trust Inc.	28	548
State Auto Financial Corp.	7	102

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

State Bancorp. Inc.	7	67
StellarOne Corp.	12	156
Sterling Bancorp	17	145
Sterling Bancshares Inc.	56	303
Stewart Information Services Corp.	10	114
Stifel Financial Corp. (c)	20	906
Strategic Hotels & Resorts Inc. (c)	82	350
Student Loan Corp.	2	64
Suffolk Bancorp (e)	5	134
Sun Communities Inc.	10	319
Sunstone Hotel Investors Inc. (c)	56	505
Susquehanna Bancshares Inc.	75	632
SVB Financial Group (c)	24	1,013
SWS Group Inc.	15	111
SY Bancorp Inc. (e)	6	160
Tanger Factory Outlet Centers Inc.	23	1,093
Taylor Capital Group Inc. (c) (e)	5	59
Tejon Ranch Co. (c) (e)	7	155
Terreno Realty Corp (c)	5	86
Territorial Bancorp Inc.	6	107
Teton Advisors Inc. - Class A (c)	—	—
Texas Capital Bancshares Inc. (c)	21	369
THL Credit Inc.	5	57
Thomas Properties Group Inc. (c)	19	68
TICC Capital Corp.	15	152
Tompkins Financial Corp.	6	221
Tower Bancorp Inc.	2	50
Tower Group Inc.	23	547
TowneBank (e)	14	204
TradeStation Group Inc. (c)	25	167
Triangle Capital Corp. (e)	8	122
Trico Bancshares (e)	7	101
TrustCo Bank Corp. (e)	43	240
Trustmark Corp. (e)	36	774
Two Harbors Investment Corp.	14	126
U-Store-It Trust	51	427
UMB Financial Corp.	18	649
UMH Properties Inc.	4	42
Umpqua Holdings Corp.	64	721
Union First Market Bankshares Corp.	13	165
United Bankshares Inc. (e)	22	542
United Community Banks Inc. (c)	50	$111
United Financial Bancorp Inc.	9	120
United Fire & Casualty Co.	13	286
Universal Health Realty Income Trust	6	223
Universal Insurance Holdings Inc.	6	25
Univest Corp. of Pennsylvania	9	163
Urstadt Biddle Properties Inc. - Class A	12	208
ViewPoint Financial Group	7	63
Virginia Commerce Bancorp (c) (e)	11	52
Virtus Investment Partners Inc. (c)	3	93
Walter Investment Management Corp.	15	267
Washington Banking Co.	8	111
Washington Real Estate Investment Trust	35	1,104
Washington Trust Bancorp Inc. (e)	8	146
Waterstone Financial Inc. (c)	3	14
Webster Financial Corp.	37	652
WesBanco Inc.	14	223
West Bancorp Inc. (c)	8	48
West Coast Bancorp (c) (e)	50	115
Westamerica Bancorporation (e)	17	917
Western Alliance Bancorp (c)	34	227
Westfield Financial Inc.	15	118
Westwood Holdings Group Inc.	4	127
Whitney Holding Corp.	56	458
Wilshire Bancorp Inc.	10	62
Winthrop Realty Trust	10	120
Wintrust Financial Corp.	18	583

	Shares/Par (p)	Value

World Acceptance Corp. (c) (e)	10	423
WSFS Financial Corp. (e)	3	101

		120,161

HEALTH CARE - 12.7%
Abaxis Inc. (c)	13	292
Abiomed Inc. (c) (e)	19	200
Accelrys Inc. (c)	31	213
Accretive Health Inc. (c) (e)	6	68
Accuray Inc. (c) (e)	28	174
Acorda Therapeutics Inc. (c)	21	710
Acura Pharmaceuticals Inc. (c) (e)	4	9
Affymax Inc. (c)	15	88
Affymetrix Inc. (c)	39	179
AGA Medical Holdings Inc. (c) (e)	8	111
Air Methods Corp. (c)	6	256
Akorn Inc. (c)	30	121
Albany Molecular Research Inc. (c)	11	70
Alexza Pharmaceuticals Inc. (c) (e)	21	66
Align Technology Inc. (c) (e)	34	670
Alimera Sciences Inc. (c) (e)	4	34
Alkermes Inc. (c)	53	784
Alliance HealthCare Services Inc. (c)	19	85
Allied Healthcare International Inc. (c)	20	50
Allos Therapeutics Inc. (c) (e)	47	222
Almost Family Inc. (c)	5	141
Alnylam Pharmaceuticals Inc. (c) (e)	20	251
Alphatec Holdings Inc. (c) (e)	28	59
AMAG Pharmaceuticals Inc. (c)	12	207
Amedisys Inc. (c) (e)	16	372
America Service Group Inc.	5	80
American Dental Partners Inc. (c)	8	95
American Medical Systems Holdings Inc. (c)	43	847
AMERIGROUP Corp. (c)	30	1,265
AMN Healthcare Services Inc. (c)	20	102
Amsurg Corp. (c)	17	293
Analogic Corp.	8	340
AngioDynamics Inc. (c)	14	215
Antares Pharma Inc. (c) (e)	38	55
Aoxing Pharmaceutical Co. Inc. (c) (e)	13	40
Ardea Biosciences Inc. (c)	7	168
Arena Pharmaceuticals Inc. (c) (e)	65	$102
Ariad Pharmaceuticals Inc. (c)	60	228
ArQule Inc. (c)	25	131
Array BioPharma Inc. (c)	26	84
ArthroCare Corp. (c)	16	426
Assisted Living Concepts Inc. (c)	6	183
athenahealth Inc. (c) (e)	19	626
Atrion Corp.	1	113
Auxilium Pharmaceuticals Inc. (c) (e)	24	597
AVANIR Pharmaceuticals (c) (e)	44	142
AVEO Pharmaceuticals Inc. (c)	5	55
AVI BioPharma Inc. (c) (e)	70	128
Bio-Reference Labs Inc. (c)	13	276
BioCryst Pharmaceuticals Inc. (c) (e)	16	77
Biodel Inc. (c) (e)	10	56
BioMimetic Therapeutics Inc. (c) (e)	11	122
Biosante Pharmaceuticals Inc. (c)	34	57
BioScrip Inc. (c)	21	110
BioSpecifics Technologies Corp. (c)	2	43
Biotime Inc. (c) (e)	11	54
BMP Sunstone Corp. (c)	15	114
Bruker Corp. (c)	42	589
Cadence Pharmaceuticals Inc. (c) (e)	13	104
Caliper Life Sciences Inc. (c)	24	96
Cambrex Corp. (c)	16	69
Cantel Medical Corp.	8	125
Capital Senior Living Corp. (c)	15	81

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Caraco Pharmaceutical Laboratories Ltd. (c)	5	27
CardioNet Inc. (c)	16	73
Catalyst Health Solutions Inc. (c)	22	767
Celera Corp. (c)	48	324
Celldex Therapeutics Inc. (c) (e)	23	91
Centene Corp. (c)	27	645
Cepheid Inc. (c) (e)	34	643
Cerus Corp. (c) (e)	21	80
Chelsea Therapeutics International Inc. (c)	21	108
Chemed Corp.	13	728
Chindex International Inc. (c) (e)	9	130
Clarient Inc. (c) (e)	30	101
Clinical Data Inc. (c) (e)	7	125
Codexis Inc. (c)	3	31
Computer Programs & Systems Inc.	5	229
Conceptus Inc. (c) (e)	17	239
Conmed Corp. (c)	16	369
Continucare Corp. (c)	22	90
Corcept Therapeutics Inc. (c) (e)	14	53
Cornerstone Therapeutics Inc. (c)	3	20
Corvel Corp. (c)	4	172
Cross Country Healthcare Inc. (c)	17	125
CryoLife Inc. (c)	17	102
Cubist Pharmaceuticals Inc. (c)	33	762
Cumberland Pharmaceuticals Inc. (c)	5	28
Curis Inc. (c) (e)	37	50
Cutera Inc. (c)	7	60
Cyberonics Inc. (c)	15	406
Cynosure Inc. (c)	6	59
Cypress Bioscience Inc. (c)	24	91
Cytokinetics Inc. (c)	25	67
Cytori Therapeutics Inc. (c) (e)	26	129
Delcath Systems Inc. (c) (e)	21	152
DepoMed Inc. (c)	34	154
DexCom Inc. (c)	31	415
Dionex Corp. (c)	10	864
Durect Corp. (c)	47	120
Dyax Corp. (c)	50	118
Dynavax Technologies Inc. (c)	38	70
Dynavox Inc. (c)	5	41
Emergent BioSolutions Inc. (c)	10	171
Emeritus Corp. (c) (e)	11	$184
Endologix Inc. (c) (e)	28	130
Ensign Group Inc.	8	140
Enzo Biochem Inc. (c)	21	79
Enzon Pharmaceuticals Inc. (c) (e)	27	305
eResearch Technology Inc. (c)	27	199
Eurand NV (c)	10	97
Exact Sciences Corp. (c) (e)	19	138
ExacTech Inc. (c)	4	62
Exelixis Inc. (c)	60	237
Five Star Quality Care Inc. (c)	17	86
Furiex Pharmaceuticals Inc. (c)	5	53
Genomic Health Inc. (c) (e)	8	113
Genoptix Inc. (c)	9	132
Gentiva Health Services Inc. (c)	16	344
Geron Corp. (c) (e)	56	311
Greatbatch Inc. (c)	13	294
Haemonetics Corp. (c)	14	832
Halozyme Therapeutics Inc. (c)	39	301
Hanger Orthopedic Group Inc. (c)	15	213
Hansen Medical Inc. (c) (e)	23	33
Health Grades Inc. (c)	14	115
HealthSouth Corp. (c) (e)	54	1,031
HealthSpring Inc. (c)	33	864
Healthways Inc. (c)	19	216
HeartWare International Inc. (c)	5	351
Hi-Tech Pharmacal Co. Inc. (c) (e)	6	118

	Shares/Par (p	)	Value

HMS Holdings Corp. (c)	16		919
ICU Medical Inc. (c)	7		260
Idenix Pharmaceuticals Inc. (c)	19		60
Immucor Inc. (c)	40		789
Immunogen Inc. (c)	37		232
Immunomedics Inc. (c) (e)	33		106
Impax Laboratories Inc. (c)	36		716
Incyte Corp. (c) (e)	49		787
Infinity Pharmaceuticals Inc. (c) (e)	8		44
Inhibitex Inc. (c) (e)	26		48
Inovio Pharmaceuticals Inc. (c)	43		54
Inspire Pharmaceuticals Inc. (c)	33		194
Insulet Corp. (c)	22		315
Integra LifeSciences Holdings Corp. (c)	12		454
InterMune Inc. (c) (e)	25		341
Invacare Corp.	17		438
IPC The Hospitalist Co. Inc. (c)	9		252
IRIS International Inc. (c)	8		81
Ironwood Pharmaceuticals Inc. (c) (e)	10		102
Isis Pharmaceuticals Inc. (c)	55		459
Jazz Pharmaceuticals Inc. (c) (e)	8		86
Kendle International Inc. (c)	9		80
Kensey Nash Corp. (c)	5		148
Keryx Biopharmaceuticals Inc. (c) (e)	27		132
Kindred Healthcare Inc. (c)	21		278
Landauer Inc.	5		337
Lannett Co. Inc. (c)	4		20
LCA-Vision Inc. (c)	12		65
Lexicon Pharmaceuticals Inc. (c)	108		173
LHC Group Inc. (c)	9		203
Ligand Pharmaceuticals Inc. - Class B (c)	53		84
Luminex Corp. (c)	23		375
Magellan Health Services Inc. (c)	19		904
MAKO Surgical Corp. (c) (e)	14		133
MannKind Corp. (c) (e)	37		247
MAP Pharmaceuticals Inc. (c)	7		101
Martek Biosciences Corp. (c) (e)	19		424
Masimo Corp.	30		816
Maxygen Inc. (c)	17		98
MedAssets Inc. (c)	25		525
MedCath Corp. (c)	14		137
Medical Action Industries Inc. (c)	10		$93
Medicines Co. (c)	30		432
Medicis Pharmaceutical Corp.	35		1,025
Medidata Solutions Inc. (c)	10		196
Medivation Inc. (c) (e)	19		241
MedQuist Inc. (c)	4		34
MELA Sciences Inc. (c) (e)	16		104
Merge Healthcare Inc. (c)	32		92
Meridian Bioscience Inc.	24		517
Merit Medical Systems Inc. (c)	17		265
Metabolix Inc. (c) (e)	14		175
Metropolitan Health Networks Inc. (c) (e)	30		112
Micromet Inc. (c) (e)	44		297
Molina Healthcare Inc. (c)	8		213
Momenta Pharmaceuticals Inc. (c)	23		353
MWI Veterinary Supply Inc. (c)	7		387
Nabi Biopharmaceuticals (c)	28		135
Nanosphere Inc. (c)	7		33
National Healthcare Corp.	5		200
National Research Corp.	1		20
Natus Medical Inc. (c)	16		237
Nektar Therapeutics (c)	52		773
Neogen Corp. (c)	12		418
NeoStem Inc. (c) (e)	14		28
Neuralstem Inc. (c) (e)	23		57
Neurocrine Biosciences Inc. (c)	30		179
NeurogesX Inc. (c) (e)	5		32

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Novavax Inc. (c) (e)	51	111
NPS Pharmaceuticals Inc. (c)	35	240
NuVasive Inc. (c) (e)	22	769
NxStage Medical Inc. (c)	15	282
Nymox Pharmaceutical Corp. (c) (e)	10	36
Obagi Medical Products Inc. (c)	9	100
Omeros Corp. (c) (e)	10	74
Omnicell Inc. (c)	18	237
Onyx Pharmaceuticals Inc. (c)	36	947
Opko Health Inc. (c) (e)	48	107
Optimer Pharmaceuticals Inc. (c) (e)	18	164
OraSure Technologies Inc. (c)	28	115
Orexigen Therapeutics Inc. (c) (e)	15	87
Orthofix International NV (c)	10	325
Orthovita Inc. (c) (e)	41	93
Osiris Therapeutics Inc. (c) (e)	8	57
Owens & Minor Inc. (e)	36	1,016
Pain Therapeutics Inc. (c)	21	127
Palomar Medical Technologies Inc. (c)	13	131
Par Pharmaceutical Cos. Inc. (c)	20	590
Parexel International Corp. (c)	33	752
PDI Inc. (c)	5	42
PDL BioPharma Inc.	68	360
Peregrine Pharmaceuticals Inc. (c) (e)	28	40
Pharmacyclics Inc. (c)	20	164
Pharmasset Inc. (c) (e)	16	472
PharMerica Corp. (c)	18	168
Pozen Inc. (c)	13	95
Progenics Pharmaceuticals Inc. (c)	17	86
Prospect Medical Holdings Inc. (c) (e)	5	44
Providence Services Corp. (c)	9	145
PSS World Medical Inc. (c)	34	717
Psychiatric Solutions Inc. (c)	33	1,098
PURE Bioscience (c) (e)	19	43
Quality Systems Inc. (e)	11	723
Questcor Pharmaceuticals Inc. (c)	32	319
Quidel Corp. (c) (e)	14	159
RehabCare Group Inc. (c)	13	269
Res-Care Inc. (c)	15	196
Rigel Pharmaceuticals Inc. (c)	31	259
Rochester Medical Corp. (c)	4	47
RTI Biologics Inc. (c)	33	$87
Rural/Metro Corp. (c)	10	87
Salix Pharmaceuticals Ltd. (c)	33	1,294
Sangamo Biosciences Inc. (c) (e)	25	86
Santarus Inc. (c)	37	110
Savient Pharmaceuticals Inc. (c) (e)	38	866
Sciclone Pharmaceuticals Inc. (c) (e)	27	70
Seattle Genetics Inc. (c)	48	750
Select Medical Holdings Corp. (c)	27	211
Sequenom Inc. (c) (e)	38	265
SIGA Technologies Inc. (c) (e)	20	167
Sirona Dental Systems Inc. (c)	19	696
Skilled Healthcare Group Inc. (c)	15	60
Solta Medical Inc. (c) (e)	32	64
Somaxon Pharmaceuticals Inc. (c) (e)	15	59
SonoSite Inc. (c)	8	284
Spectranetics Corp. (c)	15	82
Spectrum Pharmaceuticals Inc. (c) (e)	31	131
Staar Surgical Co. (c) (e)	19	101
StemCells Inc. (c) (e)	72	60
Stereotaxis Inc. (c) (e)	15	61
STERIS Corp.	34	1,128
Sucampo Pharmaceuticals Inc. (c)	4	16
Sun Healthcare Group Inc. (c)	39	331
Sunrise Senior Living Inc. (c)	40	137
SuperGen Inc. (c)	31	65
SurModics Inc. (c) (e)	9	109

	Shares/Par (p	)	Value

Symmetry Medical Inc. (c)	20		194
Syneron Medical Ltd. (c)	19		190
Synovis Life Technologies Inc. (c)	7		106
Synta Pharmaceuticals Corp. (c) (e)	8		32
Targacept Inc. (c)	13		286
Team Health Holdings Inc. (c)	8		106
Theravance Inc. (c)	38		759
TomoTherapy Inc. (c)	31		108
Transcend Services Inc. (c)	6		88
Transcept Pharmaceuticals Inc. (c)	3		20
Triple-S Management Corp. (c)	12		204
Unilife Corp. (c) (e)	26		157
Universal American Corp.	17		258
US Physical Therapy Inc. (c)	6		103
Vanda Pharmaceuticals Inc. (c)	16		108
Vascular Solutions Inc. (c)	9		105
Vical Inc. (c) (e)	33		74
ViroPharma Inc. (c)	44		655
Vital Images Inc. (c)	9		118
Vivus Inc. (c) (e)	45		304
Volcano Corp. (c)	29		753
WellCare Health Plans Inc. (c)	24		693
West Pharmaceutical Services Inc. (e)	19		635
Wright Medical Group Inc. (c)	22		312
XenoPort Inc. (c)	15		109
Young Innovations Inc. (e)	3		83
Zalicus Inc. (e)	35		46
ZIOPHARM Oncology Inc. (c) (e)	26		98
Zoll Medical Corp. (c)	12		376
ZymoGenetics Inc. (c)	32		316

			74,971

INDUSTRIALS - 15.2%
3D Systems Corp. (c)	10		163
A123 Systems Inc. (c) (e)	43		382
AAON Inc.	7		167
AAR Corp. (c)	23		426
ABM Industries Inc. (e)	30		647
Acacia Research Corp. (c)	18		325
ACCO Brands Corp. (c)	32		183
Aceto Corp.	16		111
Actuant Corp. - Class A	39		$897
Acuity Brands Inc.	25		1,103
Administaff Inc.	12		331
Advanced Battery Technologies Inc. (c) (e)	35		127
Advisory Board Co. (c)	9		394
AeroVironment Inc. (c)	9		201
Air Transport Services Group Inc (c)	29		176
Aircastle Ltd.	28		235
AirTran Holdings Inc. (c)	74		541
Alamo Group Inc.	3		76
Alaska Air Group Inc. (c)	21		1,047
Albany International Corp.	16		305
Allegiant Travel Co. (e)	8		349
Altra Holdings Inc. (c)	16		236
AMERCO (c)	5		410
American Commercial Lines Inc. (c) (e)	6		155
American Railcar Industries Inc. (c)	4		67
American Reprographics Co. (c)	22		173
American Science & Engineering Inc.	5		380
American Superconductor Corp. (c) (e)	26		803
American Woodmark Corp.	5		84
Ameron International Corp.	5		343
Ampco-Pittsburgh Corp.	5		124
AO Smith Corp.	14		808
APAC Customer Services Inc. (c)	20		111
Apogee Enterprises Inc.	16		149
Applied Energetics Inc. (c) (e)	42		47

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Applied Industrial Technologies Inc.	24	733
Applied Signal Technology Inc.	8	189
Argan Inc. (c) (e)	3	30
Arkansas Best Corp.	14	351
ArvinMeritor Inc. (c)	53	827
Astec Industries Inc. (c)	11	310
Astronics Corp. (c)	4	71
ATC Technology Corp. (c)	12	293
Atlas Air Worldwide Holdings Inc. (c)	15	748
Avis Budget Group Inc. (c)	57	662
AZZ Inc.	7	290
Badger Meter Inc. (e)	9	346
Baldor Electric Co.	26	1,059
Baltic Trading Ltd.	9	97
Barnes Group Inc. (e)	27	472
Barrett Business Services Inc.	3	52
Beacon Roofing Supply Inc. (c)	27	388
Belden Inc.	26	695
Blount International Inc. (c)	26	332
BlueLinx Holdings Inc. (c) (e)	5	21
Bowne & Co. Inc.	24	269
Brady Corp. - Class A	28	820
Briggs & Stratton Corp.	29	551
Brink’s Co.	28	637
Broadwind Energy Inc. (c) (e)	50	94
Builders FirstSource Inc. (c) (e)	25	57
CAI International Inc. (c)	5	72
Capstone Turbine Corp. (c) (e)	129	100
Cascade Corp.	5	149
Casella Waste Systems Inc. (c)	13	56
CBIZ Inc. (c) (e)	26	155
CDI Corp.	8	106
Celadon Group Inc. (c)	14	191
Cenveo Inc. (c)	33	167
Ceradyne Inc. (c)	14	332
Chart Industries Inc. (c)	16	333
CIRCOR International Inc.	9	296
CLARCOR Inc.	28	1,087
Clean Harbors Inc. (c)	13	898
Coleman Cable Inc. (c) (e)	4	25
Colfax Corp. (c)	14	213
Columbus Mckinnon Corp. (c)	10	$166
Comfort Systems USA Inc. (e)	21	223
Commercial Vehicle Group Inc. (c)	13	134
Consolidated Graphics Inc. (c)	5	218
Corporate Executive Board Co.	19	612
CoStar Group Inc. (c) (e)	12	584
Courier Corp.	6	91
CRA International Inc. (c) (e)	7	119
Cubic Corp.	9	368
Curtiss-Wright Corp. (e)	26	799
Deluxe Corp.	30	569
DigitalGlobe Inc. (c)	16	487
Dolan Media Co. (c)	18	208
Dollar Thrifty Automotive Group Inc. (c)	16	826
Douglas Dynamics Inc.	6	76
Ducommun Inc.	6	134
DXP Enterprises Inc. (c)	5	100
Dycom Industries Inc. (c)	21	212
Dynamex Inc. (c)	5	69
Dynamic Materials Corp.	9	133
Eagle Bulk Shipping Inc. (c) (e)	33	171
EMCOR Group Inc. (c)	38	936
Encore Wire Corp.	10	206
Ener1 Inc. (c) (e)	37	137
Energy Recovery Inc. (c) (e)	24	85
EnergySolutions Inc.	48	243
EnerNOC Inc. (c) (e)	11	337

	Shares/Par (p	)	Value

EnerSys (c)	28		696
Ennis Inc.	15		268
EnPro Industries Inc. (c)	12		377
ESCO Technologies Inc.	15		511
Esterline Technologies Corp. (c)	17		981
Excel Maritime Carriers Ltd. (c) (e)	21		120
Exponent Inc. (c)	8		263
Federal Signal Corp.	34		183
Flow International Corp. (c)	24		64
Force Protection Inc. (c)	38		191
Forward Air Corp.	16		425
Franklin Covey Co. (c)	6		45
Franklin Electric Co. Inc.	13		438
FreightCar America Inc.	7		176
Fuel Tech Inc. (c)	12		75
FuelCell Energy Inc. (c) (e)	60		74
Furmanite Corp. (c)	25		123
G&K Services Inc. - Class A	10		227
Genco Shipping & Trading Ltd. (c) (e)	17		268
GenCorp Inc. (c)	32		157
Generac Holdings Inc. (c)	10		138
Genesee & Wyoming Inc. - Class A (c)	22		966
Geo Group Inc. (c)	37		858
GeoEye Inc. (c)	12		491
Gibraltar Industries Inc. (c)	16		142
Global Defense Technology & Systems Inc. (c)	2		31
Gorman-Rupp Co. (e)	8		233
GP Strategies Corp. (c)	11		101
GrafTech International Ltd. (c)	69		1,078
Graham Corp.	7		105
Granite Construction Inc.	20		461
Great Lakes Dredge & Dock Corp.	32		186
Greenbrier Cos. Inc. (c)	11		173
Griffon Corp. (c)	26		321
H&E Equipment Services Inc. (c)	14		110
Hawaiian Holdings Inc. (c) (e)	27		161
Hawk Corp. (c)	2		106
Healthcare Services Group Inc. (e)	25		578
Heartland Express Inc.	29		436
HEICO Corp. (e)	16		747
Heidrick & Struggles International Inc.	9		177
Herley Industries Inc. (c)	8		$126
Herman Miller Inc. (e)	33		648
Hexcel Corp. (c)	55		971
Hill International Inc. (c)	12		56
HNI Corp. (e)	26		750
Hoku Corp. (c) (e)	9		25
Horizon Lines Inc. - Class A	21		87
Houston Wire & Cable Co. (e)	12		120
HUB Group Inc. - Class A (c)	22		631
Hudson Highland Group Inc. (c)	17		59
Huron Consulting Group Inc. (c)	12		261
ICF International Inc. (c) (e)	9		233
II-VI Inc. (c)	14		523
InnerWorkings Inc. (c)	14		90
Insituform Technologies Inc. - Class A (c)	23		551
Insteel Industries Inc. (e)	9		81
Interface Inc.	28		396
Interline Brands Inc. (c)	19		337
International Shipholding Corp.	4		116
JetBlue Airways Corp. (c) (e)	141		941
John Bean Technologies Corp.	16		256
Kadant Inc. (c)	9		165
Kaman Corp. - Class A	15		382
Kaydon Corp.	19		650
Kelly Services Inc. - Class A (c)	14		166
Kforce Inc. (c)	17		231
Kimball International Inc. - Class B	17		100

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Knight Transportation Inc.	34	662
Knoll Inc.	27	426
Korn/Ferry International (c)	27	444
Kratos Defense & Security Solutions Inc. (c)	9	91
LaBarge Inc. (c)	6	72
Ladish Co. Inc. (c)	9	290
Lawson Products Inc.	2	33
Layne Christensen Co. (c)	11	292
LB Foster Co. (c)	6	178
LECG Corp. (c)	14	15
Lindsay Corp. (e)	7	321
LMI Aerospace Inc. (c)	6	90
LSI Industries Inc.	9	61
Lydall Inc. (c)	9	67
M&F Worldwide Corp. (c)	6	146
Marten Transport Ltd.	9	211
MasTec Inc. (c)	30	305
McGrath RentCorp	13	314
Met-Pro Corp.	8	78
Metalico Inc. (c) (e)	23	86
Michael Baker Corp. (c)	5	157
Middleby Corp. (c) (e)	9	589
Miller Industries Inc.	6	84
Mine Safety Appliances Co.	15	413
Mistras Group Inc. (c) (e)	8	91
Mobile Mini Inc. (c)	20	314
Moog Inc. - Class A (c)	26	925
Mueller Industries Inc.	22	578
Mueller Water Products Inc.	87	263
Multi-Color Corp.	5	71
MYR Group Inc. (c)	11	178
NACCO Industries Inc. - Class A	3	273
Navigant Consulting Inc. (c)	28	331
NCI Building Systems Inc. (c)	13	123
Nordson Corp.	20	1,438
Northwest Pipe Co. (c)	6	111
Old Dominion Freight Line Inc. (c)	24	603
Omega Flex Inc.	1	13
On Assignment Inc. (c)	19	99
Orbital Sciences Corp. (c)	32	490
Orion Marine Group Inc. (c)	15	181
Otter Tail Corp.	21	$427
P.A.M. Transportation Services (c)	2	31
Pacer International Inc. (c)	18	109
Park-Ohio Holdings Corp. (c)	4	56
Patriot Transportation Holding Inc. (c)	1	46
PGT Inc. (c) (e)	10	24
Pike Electric Corp. (c)	8	55
Pinnacle Airlines Corp. (c)	10	54
PMFG Inc. (c) (e)	9	145
Polypore International Inc. (c)	12	372
Powell Industries Inc. (c)	5	147
PowerSecure International Inc. (c) (e)	12	114
Preformed Line Products Co. (e)	1	35
Primoris Services Corp. (e)	11	72
Quality Distribution Inc. (c)	5	31
Quanex Building Products Corp.	21	370
RailAmerica Inc. (c)	13	127
Raven Industries Inc.	10	361
RBC Bearings Inc. (c)	12	405
Republic Airways Holdings Inc. (c)	25	205
Resources Connection Inc.	27	374
Roadrunner Transportation Systems Inc. (c)	6	62
Robbins & Myers Inc.	16	420
Rollins Inc.	25	583
RSC Holdings Inc. (c)	27	199
Rush Enterprises Inc. - Class A (c)	19	288
Saia Inc. (c)	8	125

	Shares/Par (p	)	Value

SatCon Technology Corp. (c)	43		163
Sauer-Danfoss Inc. (c)	7		148
Schawk Inc. (e)	7		136
School Specialty Inc. (c)	10		136
Seaboard Corp.	—		326
SFN Group Inc. (c)	30		179
Simpson Manufacturing Co. Inc.	23		588
SkyWest Inc.	32		444
Standard Parking Corp. (c)	8		144
Standard Register Co.	14		40
Standex International Corp.	7		159
Steelcase Inc.	45		375
Sterling Construction Co. Inc. (c)	10		119
Sun Hydraulics Corp.	7		197
Sykes Enterprises Inc. (c)	23		307
TAL International Group Inc.	9		221
Taser International Inc. (c) (e)	33		129
Team Inc. (c)	10		176
Tecumseh Products Co. (c)	10		116
Teledyne Technologies Inc. (c)	20		810
Tennant Co.	11		333
Tetra Tech Inc. (c)	36		745
Textainer Group Holdings Ltd. (e)	6		155
Thermadyne Holdings Corp. (c)	5		66
Titan International Inc. (e)	20		270
Titan Machinery Inc. (c) (e)	8		134
Tredegar Corp.	13		255
Trex Co. Inc. (c) (e)	10		181
TriMas Corp. (c)	7		109
Triumph Group Inc.	10		717
TrueBlue Inc. (c)	24		328
Tutor Perini Corp. (c) (e)	16		315
Twin Disc Inc.	4		61
Ultrapetrol Ltd. (c) (e)	13		85
UniFirst Corp.	8		352
United Capital Corp. (c)	1		21
United Rentals Inc. (c)	35		514
United Stationers Inc. (c)	14		747
Universal Forest Products Inc.	11		320
Universal Truckload Services Inc. (c)	3		43
UQM Technologies Inc. (c) (e)	19		50
US Airways Group Inc. (c)	91		$843
US Ecology Inc. (e)	11		169
USA Truck Inc. (c)	3		51
Viad Corp.	11		222
Vicor Corp.	12		168
Volt Information Sciences Inc. (c)	11		76
VSE Corp.	2		74
Wabash National Corp. (c)	32		256
Watsco Inc.	16		890
Watts Water Technologies Inc.	17		567
Werner Enterprises Inc.	25		511
Woodward Governor Co.	35		1,133
Xerium Technologies Inc. (c)	4		53

			89,577

INFORMATION TECHNOLOGY - 18.5%
ACI Worldwide Inc. (c)	20		444
Acme Packet Inc. (c)	25		955
Actel Corp. (c)	14		220
Actuate Corp. (c)	28		142
Acxiom Corp. (c)	38		599
ADC Telecommunications Inc. (c)	56		708
ADTRAN Inc.	36		1,257
Advanced Analogic Technologies Inc. (c)	21		74
Advanced Energy Industries Inc. (c)	20		260
Advent Software Inc. (c) (e)	9		453
Agilysys Inc. (c)	11		70

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Alpha & Omega Semiconductor Ltd. (c)	3	31
American Software Inc.	11	63
Amkor Technology Inc. (c) (e)	62	406
Anadigics Inc. (c)	37	222
Anaren Inc. (c)	9	144
Ancestry.com Inc. (c) (e)	10	233
Anixter International Inc. (c) (e)	16	872
Applied Micro Circuits Corp. (c)	36	361
Archipelago Learning Inc. (c)	6	76
ArcSight Inc. (c)	13	584
Ariba Inc. (c)	52	977
Arris Group Inc. (c)	73	714
Art Technology Group Inc. (c)	86	354
Aruba Networks Inc. (c) (e)	42	900
Aspen Technology Inc. (c)	36	377
ATMI Inc. (c)	17	257
Aviat Networks Inc. (c)	35	142
Avid Technology Inc. (c)	16	215
Axcelis Technologies Inc. (c)	56	108
AXT Inc. (c)	17	110
Bel Fuse Inc. - Class B	5	113
Benchmark Electronics Inc. (c)	36	594
BigBand Networks Inc. (c)	27	77
Black Box Corp.	10	331
Blackbaud Inc.	26	622
Blackboard Inc. (c) (e)	20	709
Blue Coat Systems Inc. (c)	24	566
Bottomline Technologies Inc. (c)	17	265
Brightpoint Inc. (c)	38	268
Brooks Automation Inc. (c)	35	237
Cabot Microelectronics Corp. (c)	13	429
CACI International Inc. - Class A (c) (e)	17	788
Calix Inc. (c) (e)	4	57
Cass Information Systems Inc.	5	158
Cavium Networks Inc. (c) (e)	26	736
CDC Corp. - Class A (c)	18	74
Ceva Inc. (c)	13	187
Checkpoint Systems Inc. (c)	22	451
Ciber Inc. (c)	40	120
Cirrus Logic Inc. (c) (e)	38	673
Cogent Inc. (c)	29	305
Cognex Corp.	22	$601
Coherent Inc. (c)	15	585
Cohu Inc.	13	165
CommVault Systems Inc. (c) (e)	25	652
Compellent Technologies Inc. (c)	13	231
Computer Task Group Inc. (c)	7	51
comScore Inc. (c)	13	316
Comtech Telecommunications Corp. (c)	16	438
Comverge Inc. (c) (e)	13	99
Concur Technologies Inc. (c)	23	1,140
Conexant Systems Inc. (c) (e)	44	72
Constant Contact Inc. (c) (e)	16	334
Convio Inc. (c)	3	29
CPI International Inc. (c)	4	58
Cray Inc. (c)	24	157
CSG Systems International Inc. (c)	20	362
CTS Corp.	20	189
Cymer Inc. (c)	17	646
Daktronics Inc. (e)	20	199
DDi Corp.	10	94
DealerTrack Holdings Inc. (c)	22	377
Deltek Inc. (c)	8	68
DemandTec Inc. (c)	16	154
DG FastChannel Inc. (c) (e)	15	316
Diamond Management & Technology Consultants Inc.	14	177
Dice Holdings Inc. (c)	7	62

	Shares/Par (p	)	Value

Digi International Inc. (c)	14		129
Digimarc Corp. (c)	4		85
Digital River Inc. (c) (e)	23		779
Diodes Inc. (c)	19		328
DivX Inc. (c)	20		193
DSP Group Inc. (c)	15		108
DTS Inc. (c)	10		383
Earthlink Inc. (e)	60		547
Ebix Inc. (c) (e)	15		344
Echelon Corp. (c) (e)	17		144
Echo Global Logistics Inc. (c) (e)	6		74
Electro Rent Corp.	9		120
Electro Scientific Industries Inc. (c)	15		170
Electronics for Imaging Inc. (c)	25		306
EMS Technologies Inc. (c)	10		178
Emulex Corp. (c)	45		468
Energy Conversion Devices Inc. (c) (e)	26		129
Entegris Inc. (c)	74		345
Entropic Communications Inc. (c)	33		320
Epicor Software Corp. (c)	27		239
EPIQ Systems Inc.	19		233
ePlus Inc. (c)	2		36
Euronet Worldwide Inc. (c)	29		514
Evergreen Solar Inc. (c) (e)	94		69
Exar Corp. (c) (e)	18		110
ExlService Holdings Inc. (c)	9		177
Extreme Networks (c)	47		147
Fair Isaac Corp. (e)	25		613
FalconStor Software Inc. (c) (e)	18		56
FARO Technologies Inc. (c)	9		203
FEI Co. (c)	22		433
Finisar Corp. (c) (e)	43		817
FormFactor Inc. (c)	28		242
Forrester Research Inc. (c)	8		277
Fortinet Inc. (c) (e)	23		577
FSI International Inc. (c)	28		75
Gerber Scientific Inc. (c)	14		83
Global Cash Access Holdings Inc. (c)	27		112
Globecomm Systems Inc. (c)	10		80
GSI Commerce Inc. (c)	36		899
GSI Technology Inc. (c)	12		70
GT Solar International Inc. (c) (e)	34		$283
Guidance Software Inc. (c) (e)	7		42
Hackett Group Inc. (c) (e)	19		77
Harmonic Inc. (c)	54		374
Heartland Payment Systems Inc.	21		313
Hittite Microwave Corp. (c) (e)	16		750
Hughes Communications Inc. (c)	5		150
Hutchinson Technology Inc. (c) (e)	13		44
Hypercom Corp. (c)	25		161
ICx Technologies Inc. (c)	5		40
iGate Corp.	13		235
Ikanos Communications Inc. (c) (e)	16		19
Imation Corp. (c)	17		157
Immersion Corp. (c)	20		119
Infinera Corp. (c)	51		597
Infospace Inc. (c)	19		165
Insight Enterprises Inc. (c)	25		394
Integral Systems Inc. (c)	10		74
Integrated Device Technology Inc. (c)	94		551
Integrated Silicon Solutions Inc. (c)	14		120
Interactive Intelligence Inc. (c)	6		114
InterDigital Inc. (c)	25		732
Intermec Inc. (c)	27		328
Internap Network Services Corp. (c)	32		159
Internet Brands Inc. (c) (e)	17		225
Internet Capital Group Inc. (c)	22		238
Intevac Inc. (c)	14		140

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

IPG Photonics Corp. (c) (e)	14	343
Isilon Systems Inc. (c)	16	357
Ixia (c) (e)	20	243
IXYS Corp. (c)	15	142
j2 Global Communications Inc. (c) (e)	25	603
Jack Henry & Associates Inc.	49	1,245
JDA Software Group Inc. (c)	24	611
Keithley Instruments Inc.	6	130
Kenexa Corp. (c)	11	201
Keynote Systems Inc.	7	84
KIT Digital Inc. (c) (e)	11	128
Knot Inc. (c)	19	169
Kopin Corp. (c)	41	147
Kulicke & Soffa Industries Inc. (c)	42	258
KVH Industries Inc. (c)	9	128
L-1 Identity Solutions Inc. (c)	45	526
Lattice Semiconductor Corp. (c)	69	328
Lawson Software Inc. (c)	78	661
Limelight Networks Inc. (c)	22	132
Lionbridge Technologies Inc. (c)	36	155
Liquidity Services Inc. (c)	8	126
Littelfuse Inc. (c)	12	535
LivePerson Inc. (c)	27	225
Local.com Corp. (c) (e)	9	38
LogMeIn Inc. (c)	8	294
LoopNet Inc. (c)	10	113
Loral Space & Communications Inc. (c)	6	304
LTX-Credence Corp. (e)	79	165
Magma Design Automation Inc. (c) (e)	28	103
Manhattan Associates Inc. (c)	13	372
Mantech International Corp. - Class A (c)	13	511
Marchex Inc. - Class B	13	72
Mattson Technology Inc. (c) (e)	27	74
MAXIMUS Inc.	10	611
MaxLinear Inc. (c) (e)	4	45
Maxwell Technologies Inc. (c) (e)	14	211
Measurement Specialties Inc. (c)	8	156
Mentor Graphics Corp. (c)	62	652
Mercury Computer Systems Inc. (c)	15	177
Meru Networks Inc. (c) (e)	3	50
Methode Electronics Inc.	21	192
Micrel Inc. (e)	28	$274
Microsemi Corp. (c)	48	819
MicroStrategy Inc. - Class A (c)	5	455
Microtune Inc. (c)	29	85
Microvision Inc. (c) (e)	52	114
Mindspeed Technologies Inc. (c) (e)	17	133
MIPS Technologies Inc. - Class A (c)	29	285
MKS Instruments Inc. (c)	29	521
ModusLink Global Solutions Inc. (c)	25	156
MoneyGram International Inc. (c) (e)	43	105
Monolithic Power Systems Inc. (c)	19	316
Monotype Imaging Holdings Inc. (c)	13	118
MoSys Inc. (c) (e)	15	71
Move Inc. (c)	90	200
MTS Systems Corp. (e)	9	287
Multi-Fineline Electronix Inc. (c)	6	132
Nanometrics Inc. (c)	10	144
NCI Inc. (c)	4	82
Netezza Corp. (c) (e)	30	800
NetGear Inc. (c)	20	552
NetLogic Microsystems Inc. (c)	36	991
NetScout Systems Inc. (c)	17	342
NetSuite Inc. (c) (e)	11	260
Network Engines Inc. (c)	19	28
Network Equipment Technologies Inc. (c)	13	44
Newport Corp. (c)	21	239
NIC Inc.	30	246

	Shares/Par (p	)	Value

Novatel Wireless Inc. (c) (e)	21		164
NVE Corp. (c)	3		139
Occam Networks Inc. (c)	7		53
Oclaro Inc. (c)	27		425
Omnivision Technologies Inc. (c)	30		691
Online Resources Corp. (c)	12		55
OpenTable Inc. (c) (e)	9		624
Openwave Systems Inc. (c)	42		72
Oplink Communications Inc. (c)	12		245
OPNET Technologies Inc.	8		150
Opnext Inc. (c)	13		20
OSI Systems Inc. (c)	10		348
Parametric Technology Corp. (c)	65		1,272
Park Electrochemical Corp.	11		297
PC Connection Inc. (c)	5		32
PC-Tel Inc. (c)	10		64
PDF Solutions Inc. (c)	12		45
Pegasystems Inc. (e)	10		300
Perficient Inc. (c)	15		135
Pericom Semiconductor Corp. (c)	16		137
Photronics Inc. (c)	29		152
Plantronics Inc.	28		932
Plexus Corp. (c)	22		654
PLX Technology Inc. (c)	24		85
Power Integrations Inc.	14		430
Power-One Inc. (c) (e)	37		335
Powerwave Technologies Inc. (c) (e)	80		145
Presstek Inc. (c)	15		32
Progress Software Corp. (c)	24		804
PROS Holdings Inc. (c)	12		113
QAD Inc. (c)	6		26
Quantum Corp. (c)	121		257
Quest Software Inc. (c)	35		849
QuinStreet Inc. (c)	5		78
Rackspace Hosting Inc. (c) (e)	56		1,443
Radiant Systems Inc. (c)	15		265
Radisys Corp. (c)	13		126
RealNetworks Inc. (c)	47		154
Renaissance Learning Inc.	7		73
RF Micro Devices Inc. (c)	150		922
Richardson Electronics Ltd.	8		82
RightNow Technologies Inc. (c) (e)	13		$251
Rimage Corp. (c)	4		73
Riverbed Technology Inc. (c) (e)	36		1,644
Rofin-Sinar Technologies Inc. (c)	17		443
Rogers Corp. (c)	9		274
Rosetta Stone Inc. (c)	6		121
Rubicon Technology Inc. (c) (e)	9		197
Rudolph Technologies Inc. (c)	19		157
S1 Corp. (c)	32		164
Saba Software Inc. (c)	15		83
Sanmina-SCI Corp. (c)	46		557
Sapient Corp.	59		712
SAVVIS Inc. (c)	22		462
ScanSource Inc. (c)	16		434
SeaChange International Inc. (c)	19		143
Semtech Corp. (c)	35		699
ShoreTel Inc. (c)	22		108
Sigma Designs Inc. (c) (e)	17		197
Silicon Graphics International Corp. (c)	18		139
Silicon Image Inc. (c)	44		211
Smart Modular Technologies WWH Inc. (c)	29		173
Smith Micro Software Inc. (c)	17		165
SolarWinds Inc. (c)	19		326
Sonic Solutions Inc. (c) (e)	14		156
Sonus Networks Inc. (c)	119		420
Sourcefire Inc. (c)	15		433
Spansion Inc. (c) (e)	7		104

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Spectrum Control Inc. (c)	8	118
SPS Commerce Inc. (c) (e)	3	32
SRA International Inc. - Class A (c)	25	491
SRS Labs Inc. (c)	5	48
SS&C Technologies Holdings Inc. (c)	7	106
Stamps.com Inc. (c)	6	84
Standard Microsystems Corp. (c)	13	303
STEC Inc. (c) (e)	22	276
Stratasys Inc. (c) (e)	11	310
SuccessFactors Inc. (c)	36	909
Super Micro Computer Inc. (c)	12	130
Supertex Inc. (c)	7	146
support.com Inc. (c)	26	117
Sycamore Networks Inc.	11	371
Symmetricom Inc. (c)	21	122
Synaptics Inc. (c) (e)	20	549
Synchronoss Technologies Inc. (c)	11	198
SYNNEX Corp. (c)	12	345
Syntel Inc.	8	345
Take-Two Interactive Software Inc. (c)	39	391
Taleo Corp. (c)	22	648
Technitrol Inc.	29	127
TechTarget Inc. (c) (e)	8	43
Tekelec (c)	38	488
TeleCommunication Systems Inc. (c)	24	95
TeleNav Inc. (c) (e)	4	23
TeleTech Holdings Inc. (c)	18	264
Terremark Worldwide Inc. (c)	34	356
Tessco Technologies Inc.	3	41
Tessera Technologies Inc. (c)	28	511
THQ Inc. (c)	39	156
TIBCO Software Inc. (c)	95	1,685
Tier Technologies Inc. - Class B (c)	8	42
TiVo Inc. (c)	67	605
TNS Inc. (c)	14	244
Travelzoo Inc. (c)	2	61
Trident Microsystems Inc. (c)	29	50
TriQuint Semiconductor Inc. (c)	90	860
TTM Technologies Inc. (c)	44	429
Tyler Technologies Inc. (c)	17	342
Ultimate Software Group Inc. (c) (e)	14	530
Ultra Clean Holdings Inc. (c)	12	$100
Ultratech Inc. (c)	13	227
Unica Corp. (c)	9	192
Unisys Corp. (c)	25	687
United Online Inc.	52	295
Universal Display Corp. (c) (e)	16	386
UTStarcom Inc. (c) (e)	63	137
ValueClick Inc. (c)	47	618
VASCO Data Security International Inc. (c)	16	107
Veeco Instruments Inc. (c) (e)	23	814
VeriFone Holdings Inc. (c)	49	1,521
ViaSat Inc. (c)	19	786
Viasystems Group Inc. (c)	2	35
VirnetX Holding Corp. (e)	17	256
Virtusa Corp. (c)	9	84
Vocus Inc. (c) (e)	10	185
Volterra Semiconductor Corp. (c)	14	295
Wave Systems Corp. (c) (e)	43	96
Websense Inc. (c)	24	426
Wright Express Corp. (c)	22	797
X-Rite Inc. (c) (e)	12	45
Xyratex Ltd. (c)	16	240
Zixit Corp. (c)	39	110
Zoran Corp. (c)	28	216
Zygo Corp. (c)	9	89

		108,695

	Shares/Par (p	)	Value

MATERIALS - 5.2%
A. Schulman Inc.	17		347
AEP Industries Inc. (c)	4		94
Allied Nevada Gold Corp. (c) (e)	43		1,140
AM Castle & Co. (c)	10		134
AMCOL International Corp.	13		338
American Vanguard Corp.	13		80
Arch Chemicals Inc.	14		478
Balchem Corp.	16		482
Boise Inc. (c)	38		246
Brush Engineered Materials Inc. (c)	11		309
Buckeye Technologies Inc.	22		327
Calgon Carbon Corp. (c)	33		475
Capital Gold Corp. (c) (e)	26		126
Century Aluminum Co. (c)	35		459
Clearwater Paper Corp. (c)	7		498
Coeur d’Alene Mines Corp. (c) (e)	51		1,009
Deltic Timber Corp.	6		284
Ferro Corp. (c)	49		634
General Moly Inc. (c) (e)	42		155
Georgia Gulf Corp. (c) (e)	18		296
Glatfelter	25		303
Globe Specialty Metals Inc. (c)	36		502
Golden Star Resources Ltd. (c) (e)	149		734
Graham Packaging Co. Inc. (c)	9		106
Graphic Packaging Holding Co. (c)	60		202
Hawkins Inc. (e)	5		161
Haynes International Inc.	7		229
HB Fuller Co.	28		562
Headwaters Inc. (c)	37		132
Hecla Mining Co. (c) (e)	139		881
Horsehead Holding Corp. (c)	25		247
Innophos Holdings Inc.	12		387
Jaguar Mining Inc. (c) (e)	45		294
Kaiser Aluminum Corp.	8		363
KapStone Paper and Packaging Corp. (c)	23		275
KMG Chemicals Inc.	3		46
Koppers Holdings Inc.	12		326
Kraton Performance Polymers Inc. (c)	6		164
Landec Corp. (c)	16		98
Louisiana-Pacific Corp. (c)	71		537
LSB Industries Inc. (c)	11		$196
Metals USA Holdings Corp. (c)	6		80
Minerals Technologies Inc.	11		641
Myers Industries Inc.	19		165
Neenah Paper Inc.	8		115
NewMarket Corp.	6		649
NL Industries Inc.	4		32
Noranda Aluminium Holding Corp. (c)	6		51
Olin Corp.	44		886
Olympic Steel Inc.	5		126
OM Group Inc. (c)	18		540
Omnova Solutions Inc. (c)	27		193
PolyOne Corp. (c)	52		629
Quaker Chemical Corp.	7		217
Rock-Tenn Co. - Class A	22		1,111
Rockwood Holdings Inc. (c)	30		942
RTI International Metals Inc. (c)	17		518
Schweitzer-Mauduit International Inc.	11		620
Senomyx Inc. (c)	21		83
Sensient Technologies Corp.	28		839
Silgan Holdings Inc.	31		982
Solutia Inc. (c)	70		1,114
Spartech Corp. (c)	18		147
Stepan Co.	4		252
Stillwater Mining Co. (c) (e)	26		439
STR Holdings Inc. (c) (e)	15		331

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Texas Industries Inc. (e)	11	359
Thompson Creek Metals Co. Inc. (c)	80	867
TPC Group Inc. (c)	4	101
United States Lime & Minerals Inc. (c)	1	55
Universal Stainless & Alloy Products Inc. (c)	4	88
US Energy Corp. Wyoming (c) (e)	14	65
US Gold Corp. (c)	49	242
Verso Paper Corp. (c) (e)	8	23
Wausau Paper Corp. (c)	29	244
Westlake Chemical Corp.	11	338
Worthington Industries Inc.	34	515
WR Grace & Co. (c)	42	1,163
Zep Inc.	12	209
Zoltek Cos. Inc. (c) (e)	17	163

		30,790

TELECOMMUNICATION SERVICES - 1.0%
AboveNet Inc. (c)	13	676
Alaska Communications Systems Group Inc. (e)	25	252
Atlantic Tele-Network Inc.	5	257
Cbeyond Inc. (c)	16	206
Cincinnati Bell Inc. (c)	116	311
Cogent Communications Group Inc. (c)	27	253
Consolidated Communications Holdings Inc.	15	276
FiberTower Corp. (c) (e)	25	104
General Communication Inc. - Class A (c)	26	259
Global Crossing Ltd. (c)	16	202
Globalstar Inc. (c) (e)	37	65
ICO Global Communications Holdings Ltd. (c) (e)	51	83
IDT Corp. - Class B (c) (e)	8	135
Iridium Communications Inc. (c) (e)	18	156
Neutral Tandem Inc. (c)	18	216
NTELOS Holdings Corp.	17	284
PAETEC Holding Corp. (c)	75	306
Premiere Global Services Inc. (c)	33	231
Shenandoah Telecommunications Co.	14	250
Syniverse Holdings Inc. (c)	40	908
USA Mobility Inc.	13	210
Vonage Holdings Corp. (c) (e)	57	$144

		5,784

UTILITIES - 3.2%
Allete Inc. (e)	18	653
American DG Energy Inc. (c) (e)	10	30
American States Water Co.	11	389
Artesian Resources Corp. (e)	3	52
Avista Corp.	32	661
Black Hills Corp.	22	685
Cadiz Inc. (c) (e)	6	62
California Water Service Group	11	424
Central Vermont Public Service Corp.	7	146
CH Energy Group Inc.	9	408
Chesapeake Utilities Corp. (e)	6	208
Cleco Corp.	35	1,030
Connecticut Water Services Inc. (e)	4	92
Consolidated Water Co. Ltd. (e)	10	91
Dynegy Inc. (c)	55	268
El Paso Electric Co. (c)	26	608
Empire District Electric Co.	22	443
IDACORP Inc.	28	990
Laclede Group Inc.	13	431
MGE Energy Inc.	13	531
Middlesex Water Co.	8	141
New Jersey Resources Corp. (e)	23	915
Nicor Inc.	25	1,166
Northwest Natural Gas Co.	15	712

	Shares/Par (p	)	Value

NorthWestern Corp.	20		582
Piedmont Natural Gas Co. Inc. (e)	41		1,198
PNM Resources Inc.	50		570
Portland General Electric Co.	43		877
SJW Corp.	8		188
South Jersey Industries Inc.	17		834
Southwest Gas Corp.	25		849
UIL Holdings Corp.	17		471
UniSource Energy Corp.	21		695
Unitil Corp. (e)	7		149
WGL Holdings Inc. (e)	29		1,096
York Water Co. (e)	6		94

			18,739

Total Common Stocks (cost $550,111)			578,739

WARRANTS - 0.0%
Lantronix Inc. (c) (f)	—		—

Total Warrants (cost $0)			—

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$2,630		136

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,096)			136

SHORT TERM INVESTMENTS - 16.9%

Investment Company - 1.6%
JNL Money Market Fund, 0.10% (a) (h)	9,196		9,196

Securities Lending Collateral - 15.2%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	84,078		84,078
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	5,526		5,526

			89,604

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.14%, 12/23/10 (o)	$745		$745

Total Short Term Investments (cost $99,546)			99,545

Total Investments - 115.2% (cost $651,753)			678,420
Other Assets and Liabilities, Net - (15.2%)			(89,470)

Total Net Assets - 100.0%			$588,950

JNL/Mellon Capital Management International Index Fund

COMMON STOCKS - 96.7%

CONSUMER DISCRETIONARY - 9.9%
ABC-Mart Inc.	2		$62
Accor SA	14		502
Adidas AG	19		1,182
Aisin Seiki Co. Ltd.	16		508
Aristocrat Leisure Ltd. (e)	33		113
Asics Corp.	14		143
Autogrill SpA (c)	11		141
Bayerische Motoren Werke AG	29		2,058
Benesse Corp.	6		308
Billabong International Ltd.	16		127
Bridgestone Corp.	59		1,080
British Sky Broadcasting Group Plc	104		1,150

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Burberry Group Plc	39	629
Canon Marketing Japan Inc.	5	70
Carnival Plc	16	630
Casio Computer Co. Ltd. (e)	20	149
Christian Dior SA	6	766
Compagnie Financiere Richemont SA	47	2,276
Compagnie Generale des Etablissements Michelin (e)	13	1,023
Compass Group Plc	171	1,424
Continental AG (c)	5	353
Crown Ltd. (e)	41	333
Daihatsu Motor Co. Ltd.	18	241
Daimler AG (c)	81	5,149
Dena Co. Ltd.	8	236
Denso Corp.	43	1,281
Dentsu Inc. (e)	15	343
Electrolux AB	21	512
Esprit Holdings Ltd.	107	580
Eutelsat Communications Group SA	9	346
Fairfax Media Ltd. (e)	178	252
Fast Retailing Co. Ltd.	5	662
Fiat SpA	70	1,079
Fuji Heavy Industries Ltd.	54	344
Fuji Media Holdings Inc.	—	20
Genting International Plc (c)	537	760
Gestevision Telecinco SA	9	95
Hakuhodo DY Holdings Inc.	2	101
Harvey Norman Holdings Ltd.	42	154
Hennes & Mauritz AB	92	3,344
Hermes International SCA	5	1,060
Home Retail Group Plc	76	246
Honda Motor Co. Ltd. (e)	149	5,281
Husqvarna AB	36	268
Inditex SA	19	1,539
InterContinental Hotels Group Plc	27	479
Isetan Mitsukoshi Holdings Ltd.	35	365
Isuzu Motors Ltd.	105	405
ITV Plc (c)	339	318
J. Front Retailing Co. Ltd.	43	201
Jardine Cycle & Carriage Ltd.	10	295
JC Decaux SA (c)	6	152
Jupiter Telecommunications Co. Ltd.	—	222
Kingfisher Plc	217	798
Koito Manufacturing Co. Ltd.	8	123
Lagardere SCA	10	404
Li & Fung Ltd.	208	1,169
Lifestyle International Holdings Ltd.	48	117
Luxottica Group SpA	11	303
LVMH Moet Hennessy Louis Vuitton SA	22	3,245
M6-Metropole Television SA	5	125
Marks & Spencer Group Plc	145	$884
Marui Group Co. Ltd.	18	136
Mazda Motor Corp.	127	306
McDonald’s Holdings Co. Japan Ltd.	6	149
Mediaset SpA	60	426
Mitsubishi Motors Corp. (c) (e)	344	449
Modern Times Group AB - Class B	5	346
Namco Bandai Holdings Inc.	18	165
Next Plc	16	567
NGK Spark Plug Co. Ltd.	15	201
NHK Spring Co. Ltd.	15	124
Nikon Corp.	29	538
Nissan Motor Co. Ltd.	220	1,925
Nisshinbo Holdings Inc.	10	100
Nitori Co. Ltd.	3	263
NOK Corp.	9	164
Nokian Renkaat Oyj	10	341
OPAP SA	19	293

	Shares/Par (p	)	Value

Oriental Land Co. Ltd.	4		410
PagesJaunes Groupe SA (e)	10		109
Panasonic Corp.	178		2,406
Pearson Plc	74		1,144
Peugeot SA (c)	13		438
Pirelli & C. SpA	19		151
PPR SA	7		1,123
Publicis Groupe	11		540
Puma AG Rudolf Dassler Sport	—		160
Rakuten Inc.	1		490
Reed Elsevier NV	61		768
Reed Elsevier Plc	108		915
Renault SA (c)	17		869
Rinnai Corp.	3		188
Sands China Ltd. (c) (e)	227		410
Sankyo Co. Ltd.	5		254
Sanoma Oyj (e)	7		145
Sanyo Electric Co. Ltd. (c)	164		271
Sega Sammy Holdings Inc.	18		271
Sekisui Chemical Co. Ltd.	38		230
Sekisui House Ltd.	51		458
SES SA - FDR	26		635
Shangri-La Asia Ltd.	108		246
Sharp Corp. (e)	91		906
Shimamura Co. Ltd.	2		186
Shimano Inc.	6		334
Singapore Press Holdings Ltd. (e)	133		431
SKYCITY Entertainment Group Ltd.	50		104
Societe Television Francaise 1 (e)	11		178
Sodexo SA	9		552
Sony Corp.	91		2,807
Stanley Electric Co. Ltd.	14		215
Sumitomo Rubber Industries Inc.	16		155
Suzuki Motor Corp.	31		648
Swatch Group AG (e)	6		1,280
Tabcorp Holdings Ltd. (e)	54		362
Takashimaya Co. Ltd.	25		193
Tatts Group Ltd.	108		250
Television Broadcasts Ltd.	23		131
Thomas Cook Group Plc	72		195
Toho Co. Ltd.	9		145
Toyoda Gosei Co. Ltd.	6		132
Toyota Boshoku Corp. (e)	5		78
Toyota Industries Corp.	16		417
Toyota Motor Corp.	248		8,917
TUI AG (c)	11		140
TUI Travel Plc	46		156
USS Co. Ltd.	2		150
Vivendi SA	111		3,036
Volkswagen AG (e)	3		284
Whitbread Plc	16		$421
Wolters Kluwer NV	26		554
WPP Plc	114		1,265
Wynn Macau Ltd. (c) (e)	144		250
Yamada Denki Co. Ltd. (e)	7		458
Yamaha Corp.	13		154
Yamaha Motor Co. Ltd. (c)	23		339
Yue Yuen Industrial Holdings Ltd. (e)	68		252

			93,724

CONSUMER STAPLES - 10.0%
AEON Co. Ltd.	55		595
Ajinomoto Co. Inc.	60		587
Anheuser-Busch InBev NV	78		3,833
Aryzta AG	8		348
Asahi Breweries Ltd.	34		680
Associated British Foods Plc	31		511
Beiersdorf AG	9		544

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

British American Tobacco Plc	180	6,709
Carlsberg A/S	10	1,018
Carrefour SA	54	2,910
Casino Guichard Perrachon SA	5	450
Coca-Cola Amatil Ltd. (e)	49	565
Coca-Cola Hellenic Bottling Co. SA	16	431
Coca-Cola West Co. Ltd.	4	74
Colruyt SA (e)	1	351
Danone SA	53	3,150
Delhaize Group	9	656
Diageo Plc	226	3,891
FamilyMart Co. Ltd.	6	215
Foster’s Group Ltd. (e)	176	1,044
Golden Agri-Resources Ltd.	508	220
Goodman Fielder Ltd.	140	177
Heineken Holding NV	11	470
Heineken NV	24	1,225
Henkel AG & Co. KGaA	11	509
Imperial Tobacco Group Plc	92	2,743
Ito En Ltd.	4	72
J Sainsbury Plc	112	684
Japan Tobacco Inc.	—	1,328
Jeronimo Martins SGPS SA	21	283
Kao Corp. (e)	48	1,170
Kerry Group Plc	12	421
Kesko Oyj	6	265
Kikkoman Corp.	13	143
Kirin Holdings Co. Ltd.	76	1,079
Koninklijke Ahold NV	106	1,426
L’Oreal SA	22	2,438
Lawson Inc.	6	252
Lindt & Spruengli AG	—	307
MEIJI Holdings Co. Ltd.	7	306
Metcash Ltd. (e)	70	298
Metro AG	11	745
Nestle SA	312	16,615
Nippon Meat Packers Inc.	15	184
Nisshin Seifun Group Inc.	18	235
Nissin Foods Holdings Co. Ltd.	6	206
Olam International Ltd.	106	262
Parmalat SpA	154	395
Pernod-Ricard SA	18	1,467
Reckitt Benckiser Group Plc	56	3,061
SABMiller Plc	86	2,745
Sapporo Holdings Ltd.	26	122
Seven & I Holdings Co. Ltd.	68	1,599
Shiseido Co. Ltd. (e)	31	687
Suedzucker AG	7	157
Swedish Match AB	22	583
Tesco Plc	723	4,817
Toyo Suisan Kaisha Ltd.	9	$186
Unicharm Corp.	11	435
Unilever NV	147	4,392
Unilever Plc	116	3,352
UNY Co. Ltd.	17	130
Wesfarmers Ltd. (e)	91	2,888
Wesfarmers Ltd.	13	416
Wilmar International Ltd. (e)	176	804
WM Morrison Supermarkets Plc	190	881
Woolworths Ltd. (e)	112	3,124
Yakult Honsha Co. Ltd. (e)	9	262
Yamazaki Baking Co. Ltd.	10	122

		95,250

ENERGY - 7.2%
Aker Solutions ASA	15	220
AMEC Plc	29	443
BG Group Plc	305	5,355

	Shares/Par (p	)	Value

BP Plc	1,691		11,363
Cairn Energy Plc (c)	128		911
Caltex Australia Ltd. (e)	12		136
Cie Generale de Geophysique-Veritas (c)	12		270
Cosmo Oil Co. Ltd.	52		136
Energy Resources of Australia Ltd. (e)	4		57
ENI SpA	235		5,065
Fugro NV	6		412
Galp Energia SGPS SA	21		365
Idemitsu Kosan Co. Ltd.	2		164
INPEX Corp.	—		923
Japan Petroleum Exploration Co.	3		94
JX Holdings Inc.	205		1,187
Mongolia Energy Co. Ltd. (c)	231		96
Neste Oil Oyj	11		172
OMV AG	14		509
Origin Energy Ltd. (e)	78		1,197
Paladin Energy Ltd. (c)	64		221
Petrofac Ltd.	23		506
Repsol YPF SA	65		1,673
Royal Dutch Shell Plc	562		16,690
Saipem SpA	24		947
Santos Ltd. (e)	74		919
SBM Offshore NV	14		263
SeaDrill Ltd. (e)	25		727
Showa Shell Sekiyu KK	16		119
StatoilHydro ASA	101		2,108
Technip SA	9		729
Tenaris SA	42		809
TonenGeneral Sekiyu KK	26		241
Total SA	190		9,804
Tullow Oil Plc	81		1,611
Woodside Petroleum Ltd.	49		2,090
WorleyParsons Ltd. (e)	18		387

			68,919

FINANCIALS - 24.0%
3i Group Plc	85		384
77 Bank Ltd.	31		157
Acom Co. Ltd. (e)	2		37
Admiral Group Plc	18		466
Aegon NV (c)	143		858
AEON Credit Service Co. Ltd.	7		74
AEON Mall Co. Ltd.	7		171
Ageas	198		566
Allianz SE	41		4,638
Alpha Bank AE (c)	47		294
AMP Ltd.	189		936
Anglo Irish Bank Corp. Plc (c) (f)	34		—
Aozora Bank Ltd.	67		98
Ascendas Real Estate Investment Trust	126		$210
Assicurazioni Generali SpA	106		2,129
ASX Ltd. (e)	15		473
Australia & New Zealand Banking Group Ltd.	228		5,227
Aviva Plc	255		1,596
AXA Asia Pacific Holdings Ltd.	90		446
AXA SA	155		2,714
Baloise Holding AG	5		422
Banca Carige SpA	60		140
Banca Monte dei Paschi di Siena SpA (c)	205		285
Banca Popolare di Milano Scarl	32		153
Banco Bilbao Vizcaya Argentaria SA	321		4,336
Banco Comercial Portugues SA (e)	259		225
Banco de Sabadell SA (e)	86		428
Banco de Valencia SA (e)	19		108
Banco Espirito Santo SA	49		227
Banco Popolare SC	58		350
Banco Popular Espanol SA	74		472

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Banco Santander SA	741	9,410
Bank Hapoalim BM (c)	89	407
Bank Leumi Le-Israel BM (c)	105	489
Bank of Cyprus Public Co. Ltd.	49	247
Bank of East Asia Ltd.	134	566
Bank of Kyoto Ltd. (e)	27	219
Bank of Yokohama Ltd.	114	533
Bankinter SA (e)	24	169
Barclays Plc	1,031	4,854
Bendigo and Adelaide Bank Ltd.	31	275
BGP Holdings Plc (f) (q)	479	—
BNP Paribas	85	6,073
BOC Hong Kong Holdings Ltd.	331	1,049
British Land Co. Plc	81	589
Capital Shopping Centres Group	42	241
CapitaLand Ltd.	224	692
CapitaMall Trust	188	307
CapitaMalls Asia Ltd.	111	182
CFS Retail Property Trust (e)	162	297
Cheung Kong Holdings Ltd.	123	1,864
China Bank Ltd.	71	414
Chugoku Bank Ltd.	17	207
Chuo Mitsui Trust Holdings Inc.	89	295
City Developments Ltd.	49	475
CNP Assurances SA	14	264
Commerzbank AG (c) (e)	62	516
Commonwealth Bank of Australia (e)	139	6,899
Corio NV	5	343
Credit Agricole SA	83	1,290
Credit Saison Co. Ltd.	14	180
Credit Suisse Group AG	102	4,341
Criteria CaixaCorp SA	79	413
Dai-Ichi Life Insurance Co. Ltd.	1	884
Daito Trust Construction Co. Ltd. (e)	7	412
Daiwa House Industry Co. Ltd.	43	433
Daiwa Securities Group Inc.	149	602
Danske Bank A/S (c)	41	1,001
DBS Group Holdings Ltd.	156	1,665
Delta Lloyd NV	6	105
Deutsche Bank AG	56	3,066
Deutsche Boerse AG	17	1,158
Deutsche Postbank AG (c)	7	253
Dexia SA (c)	49	218
Dexus Property Group	391	323
DnB NOR ASA	89	1,213
EFG Eurobank Ergasias SA (c)	26	158
Erste Group Bank AG	17	696
Eurazeo	3	168
Exor SpA	7	155
Fonciere Des Regions (e)	2	224
Fukuoka Financial Group Inc.	68	$272
GAM Holding Ltd. (c)	20	299
Gecina SA	2	186
Goodman Group	499	311
GPT Group	162	460
Groupe Bruxelles Lambert SA	7	594
Gunma Bank Ltd.	32	168
Hachijuni Bank Ltd.	38	200
Hammerson Plc	61	375
Hang Lung Group Ltd.	75	490
Hang Lung Properties Ltd.	185	904
Hang Seng Bank Ltd.	70	1,026
Hannover Rueckversicherung AG	6	265
Henderson Land Development Co. Ltd.	95	677
Hiroshima Bank Ltd.	44	181
Hokuhoku Financial Group Inc.	107	196
Hong Kong Exchanges & Clearing Ltd.	91	1,786
Hopewell Holdings Ltd.	47	152

	Shares/Par (p	)	Value

HSBC Holdings Plc	1,575		15,958
Hysan Development Co. Ltd.	54		193
Icade SA	2		198
ICAP Plc	50		339
IMMOFINANZ Immobilien Anlagen AG (c) (e)	95		354
ING Groep NV (c)	346		3,588
Insurance Australia Group Ltd. (e)	183		645
Intesa Sanpaolo SpA	697		2,265
Intesa Sanpaolo SpA	84		216
Investec Plc	41		331
Investor AB	42		848
Israel Discount Bank Ltd. (c)	41		81
Iyo Bank Ltd.	20		162
Jafco Co. Ltd.	2		54
Japan Prime Realty Investment Corp.	—		117
Japan Real Estate Investment Corp.	—		400
Japan Retail Fund Investment Corp.	—		190
Joyo Bank Ltd.	64		279
Julius Baer Group Ltd.	19		675
KBC Groep NV (c)	14		636
Keppel Land Ltd.	66		203
Kerry Properties Ltd.	64		345
Kinnevik Investment AB	19		397
Klepierre	8		325
Land Securities Group Plc	68		685
Legal & General Group Plc	515		838
Lend Lease Corp. Ltd. (e)	49		362
Link Real Estate Investment Trust	195		577
Lloyds Banking Group Plc (c)	3,684		4,290
London Stock Exchange Group Plc	15		157
Macquarie Group Ltd.	31		1,101
Man Group Plc	158		545
Mapfre SA	60		183
Matsui Securities Co. Ltd.	8		46
Mediobanca SpA (c)	43		401
Mediolanum SpA (e)	16		69
Mirvac Group	280		360
Mitsubishi Estate Co. Ltd.	105		1,708
Mitsubishi UFJ Financial Group Inc.	1,147		5,347
Mitsubishi UFJ Lease & Finance Co. Ltd.	6		203
Mitsui Fudosan Co. Ltd.	76		1,282
Mizrahi Tefahot Bank Ltd.	9		86
Mizuho Financial Group Inc.	1,812		2,648
Mizuho Securities Co. Ltd.	48		110
Mizuho Trust & Banking Co. Ltd. (c)	121		101
MS&AD Insurance Group Holdings	49		1,125
Muenchener Rueckversicherungs AG	17		2,414
National Australia Bank Ltd.	191		4,685
National Bank of Greece SA (c)	54		530
Nationale A Portefeuille	2		127
Natixis (c)	81		$464
New World Development Ltd.	220		443
Nippon Building Fund Inc.	—		394
Nishi-Nippon City Bank Ltd.	55		157
NKSJ Holdings Inc. (c)	130		815
Nomura Holdings Inc.	320		1,550
Nomura Real Estate Holdings Inc.	8		118
Nomura Real Estate Office Fund Inc.	—		128
Nordea Bank AB	292		3,043
NTT Urban Development Corp.	—		93
Old Mutual Plc	484		1,055
ORIX Corp.	10		734
Oversea-Chinese Banking Corp. Ltd.	221		1,485
Pargesa Holding SA	2		179
Piraeus Bank SA (c)	32		160
Pohjola Bank Plc	13		164
Prudential plc (a)	230		2,298
QBE Insurance Group Ltd.	94		1,568

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Raiffeisen International Bank Holding AG (e)	5	227
Ratos AB	9	306
Resolution Ltd.	132	509
Resona Holdings Inc. (e)	53	478
Royal Bank of Scotland Group Plc (c)	1,450	1,075
RSA Insurance Group Plc	318	652
Sampo Oyj	38	1,036
Sapporo Hokuyo Holdings Inc.	28	127
SBI Holdings Inc.	2	231
Schroders Plc	10	224
SCOR SE	15	349
Segro Plc	67	289
Senshu Ikeda Holdings Inc. (e)	56	84
Seven Bank Ltd.	—	111
Shinsei Bank Ltd. (c) (e)	79	56
Shizuoka Bank Ltd. (e)	53	456
Singapore Exchange Ltd. (e)	75	514
Sino Land Co.	143	296
Skandinaviska Enskilda Banken AB	126	934
Societe Generale	57	3,271
Sony Financial Holdings Inc.	—	270
Standard Chartered Plc	185	5,295
Standard Life Plc	208	754
Stockland	213	792
Sumitomo Mitsui Financial Group Inc.	121	3,531
Sumitomo Realty & Development Co. Ltd. (e)	32	651
Sumitomo Trust & Banking Co. Ltd.	131	656
Sun Hung Kai Properties Ltd.	128	2,211
Suncorp-Metway Ltd.	117	1,019
Suruga Bank Ltd.	18	159
Svenska Handelsbanken	43	1,425
Swedbank AB (c)	65	907
Swire Pacific Ltd.	71	971
Swiss Life Holding AG (c)	3	333
Swiss Reinsurance	32	1,403
T&D Holdings Inc.	24	509
The Governor & Co. of the Bank of Ireland (c)	307	260
Tokio Marine Holdings Inc.	66	1,770
Tokyo Tatemono Co. Ltd.	31	119
Tokyu Land Corp. (e)	38	158
TrygVesta AS	2	129
UBS AG (c)	328	5,566
Unibail-Rodamco SE	8	1,794
UniCredit SpA	1,219	3,111
Unione di Banche Italiane SCPA	54	521
United Overseas Bank Ltd.	108	1,504
UOL Group Ltd.	45	157
Vienna Insurance Group	3	159
Westfield Group	198	2,350
Westpac Banking Corp.	268	6,026
Wharf Holdings Ltd.	124	$797
Wheelock & Co. Ltd.	74	248
Wing Hang Bank Ltd.	9	109
Yamaguchi Financial Group Inc.	19	179
Zurich Financial Services AG	13	3,136

		227,827

HEALTH CARE - 8.3%
Actelion Ltd. (c)	10	381
Alfresa Holdings Corp.	3	141
Astellas Pharma Inc. (e)	40	1,450
AstraZeneca Plc	130	6,597
Bayer AG	75	5,191
BioMerieux SA	1	121
Celesio AG	8	166
Chugai Pharmaceutical Co. Ltd.	21	386
Cie Generale d’Optique Essilor International SA	18	1,228

	Shares/Par (p	)	Value

Cochlear Ltd. (e)	5		337
Coloplast A/S	2		261
CSL Ltd.	52		1,668
Daiichi Sankyo Co. Ltd. (e)	61		1,246
Dainippon Sumitomo Pharma Co. Ltd. (e)	15		125
Eisai Co. Ltd. (e)	23		808
Elan Corp. Plc (c)	47		266
Fresenius Medical Care AG & Co. KGaA	17		1,050
Fresenius SE	2		188
Getinge AB	18		417
GlaxoSmithKline Plc	467		9,211
Grifols SA (e)	11		159
Hisamitsu Pharmaceutical Co. Inc. (e)	6		229
Ipsen SA	3		101
kyowa Hakko Kirin Co. Ltd.	25		245
Lonza Group AG	4		357
Medipal Holdings Corp.	12		152
Merck KGaA	6		492
Mitsubishi Tanabe Pharma Corp. (e)	20		326
Nobel Biocare Holding AG (e)	10		183
Novartis AG	190		10,890
Novo-Nordisk A/S	39		3,902
Olympus Corp. (e)	20		526
Ono Pharmaceutical Co. Ltd.	7		309
Orion Oyj	9		188
Qiagen NV (c)	20		352
Roche Holding AG	63		8,637
Sanofi-Aventis SA	94		6,295
Santen Pharmaceutical Co. Ltd.	7		242
Shionogi & Co. Ltd.	26		476
Shire Plc	51		1,153
Smith & Nephew Plc	80		726
Sonic Health Care Ltd.	34		360
Sonova Holding AG	4		487
Straumann Holding AG	1		143
Suzuken Co. Ltd.	6		207
Synthes Inc.	5		604
Sysmex Corp.	3		229
Taisho Pharmaceutical Co. Ltd.	11		223
Takeda Pharmaceutical Co. Ltd. (e)	68		3,110
Terumo Corp.	16		822
Teva Pharmaceutical Industries Ltd.	84		4,476
Tsumura & Co. (e)	6		177
UCB SA	9		308
William Demant Holding AS (c)	2		139

			78,463

INDUSTRIALS - 11.8%
A P Moller - Maersk A/S - Class A	—		398
A P Moller - Maersk A/S - Class B	—		970
ABB Ltd. (c)	200		$4,207
Abertis Infraestructuras SA	27		499
ACS Actividades de Construccion y Servicios SA (e)	13		653
Adecco SA	11		567
Aeroports de Paris	3		207
Aggreko Plc	23		567
Air France-KLM (c)	11		173
Alfa Laval AB	29		517
All Nippon Airways Co. Ltd. (c) (e)	75		278
Alstom SA	18		936
Amada Co. Ltd.	33		226
Asahi Glass Co. Ltd.	90		917
Asciano Group (c) (e)	261		416
Assa Abloy AB	27		682
Atlantia SpA	22		464
Atlas Copco AB - Class A	61		1,183
Atlas Copco AB - Class B	35		619

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Auckland International Airport Ltd.	86	129
Babcock International Group Plc	34	301
BAE Systems Plc	313	1,682
Balfour Beatty Plc	65	272
Bouygues SA	21	906
Brambles Ltd.	131	792
Brisa-Auto Estradas de Portugal SA	13	86
British Airways Plc (c) (e)	53	201
Bunzl Plc	28	328
Bureau Veritas SA	5	316
Capita Group Plc	55	676
Cathay Pacific Airways Ltd.	112	304
Central Japan Railway Co.	—	1,008
Chiyoda Corp.	13	106
Cie de Saint-Gobain	34	1,518
Cobham Plc	100	363
ComfortDelgro Corp. Ltd.	181	209
Cosco Corp. Singapore Ltd. (e)	76	102
CSR Ltd. (e)	142	246
Dai Nippon Printing Co. Ltd. (e)	52	635
Daikin Industries Ltd.	21	790
Delek Group Ltd.	—	83
Deutsche Lufthansa AG (c)	21	385
Deutsche Post AG	75	1,370
Discount Investment Corp. Ltd.	2	43
DSV A/S	18	358
East Japan Railway Co.	31	1,859
Edenred (c)	12	244
Eiffage SA (e)	3	158
Elbit Systems Ltd.	2	93
European Aeronautic Defence & Space Co. NV (c)	36	891
Experian Plc	94	1,019
Fanuc Ltd.	17	2,216
Ferrovial SA	40	376
Finmeccanica SpA	35	420
Firstgroup Plc	43	245
Fomento de Construcciones y Contratas SA (e)	3	75
Fraport AG Frankfurt Airport Services Worldwide (e)	3	184
Fraser and Neave Ltd.	88	433
Fuji Electric Holdings Co. Ltd.	51	134
Furukawa Electric Co. Ltd.	56	211
G4S Plc	125	498
Gamesa Corp. Tecnologica SA (c)	19	132
GEA Group AG	15	370
Geberit AG	3	611
Groupe Eurotunnel SA	45	381
GS Yuasa Corp. (e)	37	260
Hankyu Hanshin Holdings Inc.	103	496
Hexagon AB - B Shares	18	$386
Hino Motors Ltd.	19	92
Hitachi Construction Machinery Co. Ltd. (e)	9	192
Hochtief AG (e)	4	356
Hutchison Whampoa Ltd.	189	1,764
Iberia Lineas Aereas de Espana (c)	47	179
IHI Corp.	130	249
Intertek Group Plc	15	428
Intoll Group	212	306
Invensys Plc	70	327
ITOCHU Corp.	134	1,227
Japan Steel Works Ltd. (e)	27	254
JGC Corp.	18	312
JS Group Corp.	22	429
JTEKT Corp.	17	158
Kajima Corp.	72	173
Kamigumi Co. Ltd.	23	171
Kawasaki Heavy Industries Ltd.	119	338

	Shares/Par (p	)	Value

Kawasaki Kisen Kaisha Ltd.	67		252
Keihin Electric Express Railway Co. Ltd.	42		406
Keio Corp.	50		344
Keisei Electric Railway Co. Ltd.	24		154
Keppel Corp. Ltd.	114		778
Kinden Corp.	10		90
Kintetsu Corp. (e)	147		497
Komatsu Ltd.	84		1,952
Kone Oyj	14		702
Koninklijke Boskalis Westminster NV	6		237
Koninklijke Philips Electronics NV	89		2,801
Koninklijke Vopak NV	6		305
Kubota Corp.	106		970
Kuehne & Nagel International AG	5		565
Kurita Water Industries Ltd.	11		303
Legrand SA	12		405
Leighton Holdings Ltd. (e)	11		366
Mabuchi Motor Co. Ltd.	2		118
Makita Corp.	10		320
Man AG	9		1,031
MAp Group	55		156
Marubeni Corp.	148		837
Metso Oyj	11		521
Minebea Co. Ltd.	29		149
Mitsubishi Corp.	123		2,911
Mitsubishi Electric Corp.	171		1,471
Mitsubishi Heavy Industries Ltd. (e)	277		1,022
Mitsubishi Logistics Corp.	9		108
Mitsui & Co. Ltd.	157		2,340
Mitsui Engineering & Shipbuilding Co. Ltd. (e)	65		147
Mitsui OSK Lines Ltd.	105		660
MTR Corp.	125		473
Neptune Orient Lines Ltd. (c) (e)	66		99
NGK Insulators Ltd.	24		399
Nidec Corp.	10		880
Nippon Express Co. Ltd. (e)	75		285
Nippon Sheet Glass Co. Ltd.	53		116
Nippon Yusen KK	141		578
Nissha Printing Co. Ltd. (e)	2		48
Noble Group Ltd.	255		366
NSK Ltd. (e)	38		258
NTN Corp.	39		168
NWS Holdings Ltd.	76		149
Obayashi Corp.	54		215
Odakyu Electric Railway Co. Ltd. (e)	55		509
Orient Overseas International Ltd.	18		146
Orkla ASA	71		655
Ormat Industries Ltd.	5		41
Panasonic Electric Works Co. Ltd.	33		438
Prysmian SPA	17		305
Qantas Airways Ltd. (c)	104		$280
Randstad Holding NV (c)	10		445
Rolls-Royce Group Plc (c)	168		1,596
Ryanair Holdings Plc	2		10
Safran SA	14		397
Sandvik AB	92		1,407
Scania AB	29		637
Schindler Holding AG	2		194
Schneider Electric SA	22		2,756
Secom Co. Ltd.	19		867
Securitas AB	27		294
SembCorp Industries Ltd.	88		291
SembCorp Marine Ltd. (e)	79		237
Serco Group Plc	42		405
SGS SA	1		811
Shimizu Corp.	49		181
Siemens AG	74		7,836
Singapore Airlines Ltd.	48		600

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Singapore Technologies Engineering Ltd.	152	388
Skanska AB	35	645
SKF AB	35	804
SMC Corp.	5	620
Smiths Group Plc	36	688
Societe BIC SA	2	193
Sojitz Corp.	125	224
Sumitomo Corp.	102	1,320
Sumitomo Electric Industries Ltd.	69	844
Sumitomo Heavy Industries Ltd.	50	258
Taisei Corp.	96	198
Thales SA	8	302
THK Co. Ltd.	10	191
TNT NV	34	918
Tobu Railway Co. Ltd. (e)	70	403
Tokyu Corp.	105	464
Toll Holdings Ltd.	61	388
Toppan Printing Co. Ltd. (e)	52	407
TOTO Ltd.	26	178
Toyota Tsusho Corp.	20	298
Transurban Group	113	543
Ushio Inc.	10	172
Vallourec SA	10	963
Vestas Wind Systems A/S (c)	18	672
Vinci SA	40	1,980
Volvo AB (c)	97	1,421
Wartsila Oyj (e)	7	480
West Japan Railway Co.	—	549
Wolseley Plc (c)	25	629
Yamato Holdings Co. Ltd.	35	418
Yangzijiang Shipbuilding Holdings Ltd.	139	186
Zardoya Otis SA	11	204

		112,573

INFORMATION TECHNOLOGY - 4.7%
Advantest Corp. (e)	13	267
Alcatel-Lucent (c)	214	720
ARM Holdings Plc	116	715
ASM Pacific Technology Ltd.	18	160
ASML Holding NV	38	1,145
Atos Origin SA (c)	4	171
Autonomy Corp. Plc (c)	19	544
Brother Industries Ltd. (e)	22	269
Canon Inc.	102	4,768
Cap Gemini SA (e)	13	645
Citizen Holdings Co. Ltd.	21	128
Computershare Ltd. (e)	39	366
Dassault Systemes SA (e)	5	369
Elpida Memory Inc. (c) (e)	16	179
Foxconn International Holdings Ltd. (c) (e)	161	118
FUJIFILM Holdings Corp.	41	$1,365
Fujitsu Ltd.	170	1,193
Hamamatsu Photonics KK (e)	7	219
Hirose Electric Co. Ltd.	3	292
Hitachi High-Technologies Corp.	5	98
Hitachi Ltd. (e)	410	1,793
Hoya Corp.	38	929
Ibiden Co. Ltd.	11	284
Indra Sistemas SA	8	158
Infineon Technologies AG (c)	98	675
Itochu Techno-Solutions Corp.	2	69
Keyence Corp.	4	806
Konami Corp.	8	148
Konica Minolta Holdings Inc.	43	424
Kyocera Corp.	15	1,370
Logitech International SA (c) (e)	18	307
Mitsumi Electric Co. Ltd.	7	103
Murata Manufacturing Co. Ltd.	18	954

	Shares/Par (p	)	Value

NEC Corp.	221		588
Neopost SA (e)	3		196
NICE Systems Ltd. (c)	6		186
Nintendo Co. Ltd.	9		2,249
Nippon Electric Glass Co. Ltd. (e)	30		409
Nokia Oyj	338		3,398
Nomura Research Institute Ltd.	8		158
NTT Data Corp.	—		341
Obic Co. Ltd.	1		112
Omron Corp.	18		404
Oracle Corp. Japan	3		157
Otsuka Corp.	1		93
Renewable Energy Corp. AS (c)	49		167
Ricoh Co. Ltd.	59		832
Rohm Co. Ltd.	9		543
Sage Group Plc	122		530
SAP AG	77		3,830
Seiko Epson Corp.	11		170
Shimadzu Corp.	20		154
Shinko Electric Industries Co. Ltd.	6		67
Square Enix Holdings Co. Ltd.	6		134
STMicroelectronics NV	58		442
Sumco Corp. (c)	10		148
TDK Corp. (e)	11		602
Telefonaktiebolaget LM Ericsson	272		2,987
Tokyo Electron Ltd.	15		752
Toshiba Corp.	365		1,766
Trend Micro Inc.	9		272
United Internet AG	11		176
Yahoo! Japan Corp.	1		453
Yaskawa Electric Corp.	19		153
Yokogawa Electric Corp.	18		120

			44,340

MATERIALS - 10.1%
Acerinox SA	9		154
Air Liquide	26		3,118
Air Water Inc.	14		166
Akzo Nobel NV	21		1,302
Alumina Ltd. (e)	219		384
Amcor Ltd.	107		676
Anglo American Plc	119		4,717
Antofagasta Plc	36		706
ArcelorMittal	78		2,557
Asahi Kasei Corp.	109		601
BASF SE	83		5,249
BHP Billiton Ltd. (e)	302		11,358
BHP Billiton Plc	199		6,325
BlueScope Steel Ltd. (e)	167		354
Boliden AB	25		373
Boral Ltd.	69		$309
Cimpor Cimentos de Portugal SGPS SA	17		112
CRH Plc	65		1,059
Daicel Chemical Industries Ltd.	22		148
Daido Steel Co. Ltd.	22		107
Denki Kagaku Kogyo K K	39		168
Dowa Holdings Co. Ltd.	24		143
Eramet	—		116
Eurasian Natural Resources Corp.	21		310
Fletcher Building Ltd.	58		344
Fortescue Metals Group Ltd. (c) (e)	115		579
Fresnillo Plc	15		300
Givaudan SA	1		780
HeidelbergCement AG	13		610
Hitachi Chemical Co. Ltd.	9		173
Hitachi Metals Ltd. (e)	13		153
Holcim Ltd.	22		1,397
Holmen AB	5		154

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Imerys SA	3	185
Incitec Pivot Ltd.	148	512
Israel Chemicals Ltd.	39	552
Israel Corp. Ltd. (c)	—	215
James Hardie Industries SE (c) (e)	38	208
JFE Holdings Inc.	42	1,281
Johnson Matthey Plc	20	550
JSR Corp.	16	269
K+S AG	13	791
Kaneka Corp.	25	150
Kansai Paint Co. Ltd.	22	187
Kazakhmys Plc	19	428
Kobe Steel Ltd.	226	531
Koninklijke DSM NV	14	709
Kuraray Co. Ltd.	33	410
Lafarge SA	18	1,023
Linde AG	15	1,998
Lonmin Plc (c)	15	397
MacArthur Coal Ltd.	18	200
Makhteshim-Agan Industries Ltd. (c)	18	67
Maruichi Steel Tube Ltd.	3	65
Mitsubishi Chemical Holdings Corp.	108	550
Mitsubishi Gas Chemical Co. Inc.	35	203
Mitsubishi Materials Corp. (c)	97	279
Mitsui Chemicals Inc. (e)	71	191
Mitsui Mining & Smelting Co. Ltd.	46	132
Newcrest Mining Ltd. (e)	69	2,651
Nippon Paper Group Inc. (e)	8	208
Nippon Steel Corp.	453	1,541
Nissan Chemical Industries Ltd.	11	124
Nisshin Steel Co. Ltd.	62	111
Nitto Denko Corp.	15	598
Norsk Hydro ASA	81	487
Novozymes A/S	4	511
OJI Paper Co. Ltd.	75	332
OneSteel Ltd.	125	355
Orica Ltd.	32	803
Outokumpu Oyj	12	239
OZ Minerals Ltd. (e)	263	370
Randgold Resources Ltd.	8	789
Rautaruukki Oyj (e)	8	171
Rexam Plc	80	384
Rio Tinto Ltd. (e)	39	2,923
Rio Tinto Plc	131	7,631
Salzgitter AG	4	250
Shin-Etsu Chemical Co. Ltd.	36	1,772
Showa Denko KK	131	251
Sika AG	—	338
Sims Metal Management Ltd.	14	232
Solvay SA	5	571
SSAB Svenskt Stal AB - Class A	16	$250
SSAB Svenskt Stal AB - Class B	8	110
Stora Enso Oyj	54	535
Sumitomo Chemical Co. Ltd.	139	609
Sumitomo Metal Industries Ltd.	301	761
Sumitomo Metal Mining Co. Ltd.	48	733
Svenska Cellulosa AB	51	779
Syngenta AG	9	2,129
Taiheiyo Cement Corp. (c) (e)	73	86
Taiyo Nippon Sanso Corp.	22	187
Teijin Ltd.	91	301
ThyssenKrupp AG	30	977
Tokuyama Corp.	26	132
Tokyo Steel Manufacturing Co. Ltd.	11	129
Toray Industries Inc. (e)	127	707
Tosoh Corp.	50	135
Toyo Seikan Kaisha Ltd.	13	232
Ube Industries Ltd.	84	186

	Shares/Par (p	)	Value

Umicore	10		434
UPM-Kymmene Oyj	46		783
Vedanta Resources Plc	10		352
Voestalpine AG	10		361
Wacker Chemie AG	1		236
Xstrata Plc	186		3,554
Yamato Kogyo Co. Ltd.	4		97
Yara International ASA	17		787

			96,309

TELECOMMUNICATION SERVICES - 5.6%
Belgacom SA	14		549
Bezeq Israeli Telecommunication Corp. Ltd.	155		384
BT Group Plc	688		1,512
Cable & Wireless Worldwide Plc	228		263
Cellcom Israel Ltd.	5		157
Deutsche Telekom AG	256		3,509
Elisa Oyj (c)	13		297
France Telecom SA	167		3,616
Hellenic Telecommunications Organization SA	25		178
Iliad SA (e)	1		148
Inmarsat Plc	38		397
KDDI Corp. (e)	—		1,239
Koninklijke KPN NV	144		2,229
Millicom International Cellular SA - SDR	7		639
Mobistar SA	3		168
Nippon Telegraph & Telephone Corp.	47		2,052
NTT DoCoMo Inc. (e)	1		2,308
Partner Communications Co. Ltd.	9		163
PCCW Ltd.	321		116
Portugal Telecom SGPS SA	54		716
Singapore Telecommunications Ltd.	707		1,687
SoftBank Corp.	74		2,405
StarHub Ltd.	45		88
Swisscom AG	2		861
Tele2 AB	28		591
Telecom Corp. of New Zealand Ltd.	167		248
Telecom Italia SpA	834		1,165
Telefonica SA	370		9,157
Telekom Austria AG	30		447
Telenor ASA	75		1,182
TeliaSonera AB	199		1,614
Telstra Corp. Ltd.	397		1,006
Vodafone Group Plc	4,739		11,696

			52,787

UTILITIES - 5.1%
A2A SpA	92		141
Acciona SA (e)	2		176
AGL Energy Ltd.	39		609
Centrica Plc	465		$2,365
Cheung Kong Infrastructure Holdings Ltd.	36		143
Chubu Electric Power Co. Inc.	59		1,451
Chugoku Electric Power Co. Inc. (e)	26		517
CLP Holdings Ltd.	175		1,396
Contact Energy Ltd. (c)	25		105
E.ON AG	162		4,805
EDP Renovaveis SA (c)	17		95
Electric Power Development Co. Ltd.	10		295
Electricite de France SA	24		1,019
Enagas SA	15		312
Enel SpA	595		3,169
Energias de Portugal SA	158		541
Fortum Oyj	41		1,061
Gas Natural SDG SA	21		314
GDF Suez	112		4,018
Hokkaido Electric Power Co. Inc.	16		325
Hokuriku Electric Power Co. (e)	16		358

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Hong Kong & China Gas Co. Ltd.	394	997
Hongkong Electric Holdings Ltd.	124	754
Iberdrola Renovables SA	71	236
Iberdrola SA	365	2,806
International Power Plc	134	816
Kansai Electric Power Co. Inc.	69	1,666
Kyushu Electric Power Co. Inc.	35	792
National Grid Plc	313	2,654
Osaka Gas Co. Ltd.	174	627
Public Power Corp. SA	10	161
Red Electrica Corp. SA	10	462
RWE AG	38	2,563
Scottish & Southern Energy Plc	82	1,438
Severn Trent Plc	20	417
Shikoku Electric Power Co. Inc. (e)	16	448
Snam Rete Gas SpA	126	639
SP AusNet (e)	110	92
Suez Environnement SA	24	451
Terna Rete Elettrica Nazionale SpA	121	513
Toho Gas Co. Ltd.	40	198
Tohoku Electric Power Co. Inc.	39	865
Tokyo Electric Power Co. Inc.	110	2,680
Tokyo Gas Co. Ltd.	234	1,062
United Utilities Group Plc	63	567
Veolia Environnement	31	813
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (e)	6	221

		48,153

Total Common Stocks (cost $930,722)		918,345

PREFERRED STOCKS - 0.6%

CONSUMER DISCRETIONARY - 0.3%
Bayerische Motoren Werke AG	5	210
Porsche Automobil Holding SE	8	397
Volkswagen AG	15	1,822

		2,429

CONSUMER STAPLES - 0.1%
Henkel AG & Co. KGaA	16	856
Lindt & Spruengli AG	—	180

		1,036

HEALTH CARE - 0.1%
Fresenius SE	7	566

INDUSTRIALS - 0.0%
Schindler Holding AG	4	449

TELECOMMUNICATION SERVICES - 0.1%
Telecom Italia SpA - RSP	555	$625

UTILITIES - 0.0%
RWE AG	3	205

Total Preferred Stocks (cost $4,899)		5,310

RIGHTS - 0.0%
Bank of Cyprus Public Co. Ltd. (c)	$49	29
Cie Generale des Etablissements Michelin (c)	13	38
Deutsche Bank AG (c)	56	271
National Bank of Greece SA (c)	108	76

Total Rights (cost $0)		414

WARRANTS - 0.0%
Henderson Land Development Co. Ltd. (c)	—	—

Total Warrants (cost $0)		—

	Shares/Par (p)	Value

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$1,711	88

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,711)		88

OTHER EQUITY INTERESTS - 0.0%
IMMOEAST AG - Escrow Shares (c) (e) (f)	37	—
IMMOFINANZ AG - Escrow Shares (c) (f)	27	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 9.8%

Investment Company - 2.3%
JNL Money Market Fund, 0.10% (a) (h)	21,445	21,445

Securities Lending Collateral - 7.3%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	66,620	66,620
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	2,916	2,916

		69,536

Treasury Securities - 0.2%
U.S. Treasury Bill, 0.14%, 12/23/10 (o)	1,605	1,605

Total Short Term Investments (cost $92,586)		92,586

Total Investments - 107.1% (cost $1,029,918)		1,016,743
Other Assets and Liabilities, Net - (7.1%)		(67,553)

Total Net Assets - 100.0%		$949,190

JNL/Mellon Capital Management Bond Index Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.3%
Banc of America Commercial Mortgage Inc. REMIC
5.12%, 07/11/43	$150	$156
5.93%, 05/10/45 (i)	1,500	1,645
5.96%, 05/10/45 (i)	550	555
4.89%, 07/10/45	370	382
5.45%, 01/15/49	200	210
5.45%, 01/15/49	1,500	1,573
5.48%, 01/15/49 (i)	350	324
Bear Stearns Commercial Mortgage Securities REMIC
5.91%, 06/11/40 (i)	300	326
5.12%, 02/11/41 (i)	1,150	1,241
5.21%, 02/11/44	260	268
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.03%, 08/13/39 (i)	1,100	1,107
Capital One Multi-Asset Execution Trust, 4.70%, 06/15/15	1,000	1,070
Centerpoint Energy Transition Co. LLC Secured Transition Bond - Series A, 5.17%, 08/01/19	741	873
Chase Issuance Trust, 4.65%, 12/17/12	95	95
Citibank Credit Card Issuance Trust, 5.30%, 03/15/18	900	1,050
Citigroup Commercial Mortgage Trust REMIC, 5.25%, 04/15/40 (i)	242	254

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.32%, 03/11/12	1,000	1,036
5.62%, 10/15/48	250	272
5.65%, 10/15/48	500	473
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 4.94%, 12/15/35	700	744
Credit Suisse Mortgage Capital Certificates REMIC
5.85%, 03/15/39 (i)	1,500	1,590
5.38%, 02/15/40	250	250
5.45%, 01/15/49 (i)	500	514
CS First Boston Mortgage Securities Corp. REMIC
5.42%, 05/15/36 (i)	350	384
4.83%, 04/15/37	680	712
5.01%, 02/15/38 (i)	800	859
5.10%, 08/15/38 (i)	350	367
GE Capital Commercial Mortgage Corp. REMIC
6.07%, 06/10/38	750	780
5.52%, 11/10/45 (i)	200	192
Greenwich Capital Commercial Funding Corp. REMIC
5.28%, 04/10/37 (i)	1,000	991
4.57%, 08/10/42	500	514
GS Mortgage Securities Corp. II REMIC
5.56%, 11/10/39	400	426
6.00%, 08/10/45 (i) (e)	850	888
JPMorgan Chase & Co. Commercial Mortgage Securities Inc. REMIC, 5.93%, 02/12/49 (i)	1,000	922
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.17%, 08/12/40 (i)	500	521
5.54%, 06/12/41 (i)	850	913
4.88%, 01/15/42	750	799
4.74%, 07/15/42	500	534
4.78%, 07/15/42	$500	$500
4.98%, 07/15/42 (i)	125	82
4.94%, 08/15/42 (i)	278	300
5.42%, 01/15/49	250	260
5.93%, 02/12/49 (i)	200	219
5.79%, 02/12/51 (i)	521	561
LB-UBS Commercial Mortgage Trust REMIC
3.85%, 05/15/27	148	153
3.97%, 03/15/29	250	256
5.59%, 06/15/31	75	80
4.17%, 05/15/32	165	174
5.66%, 03/15/39 (i)	750	812
5.42%, 02/15/40	330	348
5.87%, 09/15/45 (i)	2,000	2,116
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	250	280
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.64%, 02/12/39 (i)	250	263
5.41%, 07/12/46 (i)	200	213
5.17%, 12/12/49	200	207
5.75%, 06/12/50 (i)	532	569
Morgan Stanley Capital I REMIC
5.81%, 06/12/12 (i)	391	395
5.81%, 03/12/17 (i)	400	389
4.80%, 01/13/41	250	269
5.33%, 11/12/41	250	268
5.94%, 10/15/42 (i)	270	299
Sigma Finance Inc. (d) (f) (q)	2,182	113
USAA Auto Owner Trust, 5.16%, 11/15/13	725	757

	Shares/Par (p)	Value

Wachovia Bank Commercial Mortgage Trust REMIC
4.44%, 11/15/34	47	48
5.22%, 01/15/41	100	106
5.48%, 07/15/41 (i)	250	272
4.89%, 10/15/41	200	198
4.90%, 10/15/41 (i)	500	482
5.12%, 07/15/42 (i)	410	450
5.25%, 12/15/43	500	508
5.34%, 12/15/43	200	196
5.53%, 12/15/44 (i)	200	181
5.42%, 01/15/45 (i)	350	378
6.19%, 06/15/45 (i)	500	376
5.57%, 10/15/48	250	262
5.31%, 11/15/48	1,082	1,156

Total Non-U.S. Government Agency Asset-Backed Securities (cost $39,564)		40,306

CORPORATE BONDS AND NOTES - 21.1%

CONSUMER DISCRETIONARY - 1.6%
CBS Corp.
6.25%, 04/30/16	250	293
5.63%, 09/15/19 (e)	500	570
5.75%, 04/15/20 (e)	700	777
7.88%, 07/30/30	125	150
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	357	415
9.46%, 11/15/22	500	705
Comcast Corp.
5.30%, 01/15/14	500	559
6.50%, 01/15/15	50	59
5.15%, 03/01/20 (e)	1,000	1,093
5.65%, 06/15/35	100	101
6.50%, 11/15/35	100	112
6.95%, 08/15/37	100	117
COX Communications Inc., 5.45%, 12/15/14 (e)	$150	$170
Daimler Finance North America LLC
6.50%, 11/15/13	100	114
8.50%, 01/18/31 (e)	50	69
Diageo Capital Plc, 4.83%, 07/15/20 (e)	895	1,005
DirecTV Holdings LLC
3.55%, 03/15/15	200	208
4.60%, 02/15/21	200	205
6.00%, 08/15/40	200	207
Discovery Communications LLC
3.70%, 06/01/15	100	106
5.63%, 08/15/19	100	113
5.05%, 06/01/20	200	218
6.35%, 06/01/40 (e)	100	112
Fortune Brands Inc., 5.38%, 01/15/16	250	274
Grupo Televisa SA, 6.63%, 03/18/25	100	113
Hasbro Inc., 6.35%, 03/15/40	300	308
Historic TW Inc., 6.63%, 05/15/29	100	113
Home Depot Inc.
5.25%, 12/16/13 (e)	250	279
5.88%, 12/16/36	250	267
Johnson Controls Inc., 5.50%, 01/15/16	250	283
Lowe’s Cos. Inc.
4.63%, 04/15/20 (e)	100	112
5.50%, 10/15/35	150	161
5.80%, 04/15/40 (e)	100	112
McDonald’s Corp., 5.35%, 03/01/18	300	351
NBC Universal Inc.
5.15%, 04/30/20 (s)	200	216
6.40%, 04/30/40 (s)	200	218

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

News America Inc.
5.30%, 12/15/14	175	197
5.65%, 08/15/20 (e)	300	346
6.20%, 12/15/34	50	54
6.40%, 12/15/35	100	111
6.65%, 11/15/37	500	575
Omnicom Group Inc., 5.90%, 04/15/16	250	288
Reed Elsevier Capital Inc., 8.63%, 01/15/19	500	658
Target Corp.
5.88%, 07/15/16	250	299
7.00%, 07/15/31	100	126
6.50%, 10/15/37	300	367
Thomson Reuters Corp., 6.50%, 07/15/18	500	607
Time Warner Cable Inc.
6.20%, 07/01/13	700	789
5.85%, 05/01/17 (e)	150	171
8.75%, 02/14/19	169	223
6.55%, 05/01/37 (e)	250	282
7.30%, 07/01/38 (e)	300	368
6.75%, 06/15/39 (e)	300	346
Time Warner Inc.
3.15%, 07/15/15	200	207
5.88%, 11/15/16	350	408
4.70%, 01/15/21 (e)	200	212
7.63%, 04/15/31	250	310
6.20%, 03/15/40 (e)	400	436
6.10%, 07/15/40 (e)	200	215
Toll Brothers Finance Corp., 4.95%, 03/15/14	50	51
Walt Disney Co.
6.38%, 03/01/12	500	540
7.00%, 03/01/32	50	65
Yale University, 2.90%, 10/15/14	300	318
Yum! Brands Inc., 6.88%, 11/15/37	200	239

		19,093

CONSUMER STAPLES - 1.3%
Altria Group Inc.
8.50%, 11/10/13 (l)	$500	$599
9.70%, 11/10/18 (l)	500	677
9.25%, 08/06/19 (l) (e)	100	134
9.95%, 11/10/38 (l)	100	144
10.20%, 02/06/39 (l) (e)	100	148
Anheuser-Busch Cos. Inc.
4.95%, 01/15/14	200	218
5.05%, 10/15/16	100	113
6.45%, 09/01/37	200	237
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12	100	104
5.38%, 01/15/20 (e)	400	451
Archer-Daniels-Midland Co., 5.45%, 03/15/18	350	408
Bottling Group LLC, 6.95%, 03/15/14	200	237
Bunge Ltd. Finance Corp., 5.35%, 04/15/14	75	80
Coca-Cola Co., 5.35%, 11/15/17	500	589
Coca-Cola Enterprises Inc.
7.13%, 08/01/17	100	127
8.50%, 02/01/22	250	356
ConAgra Foods Inc., 7.00%, 04/15/19	300	374
CVS Caremark Corp.
6.13%, 08/15/16	250	295
5.75%, 06/01/17	500	574
Diageo Investment Corp., 8.00%, 09/15/22	100	132
General Mills Inc.
6.00%, 02/15/12 (e)	100	107
5.65%, 09/10/12	500	545
H.J. Heinz Finance Co., 6.75%, 03/15/32	100	119
Kellogg Co., 5.13%, 12/03/12	200	217
Kimberly-Clark Corp., 5.63%, 02/15/12	250	266

	Shares/Par (p)	Value

Kraft Foods Inc.
5.25%, 10/01/13	400	442
4.13%, 02/09/16	100	108
6.13%, 02/01/18 (e)	300	354
5.38%, 02/10/20 (e)	100	112
6.50%, 11/01/31	100	115
7.00%, 08/11/37	300	368
6.88%, 02/01/38	150	182
6.88%, 01/26/39	100	122
6.50%, 02/09/40	100	117
Kroger Co.
5.50%, 02/01/13	100	109
6.40%, 08/15/17 (e)	200	239
7.50%, 04/01/31 (e)	150	194
Lorillard Tobacco Co., 8.13%, 06/23/19 (l)	500	572
Pepsi Bottling Group Inc., 7.00%, 03/01/29	75	99
PepsiCo Inc.
5.15%, 05/15/12	300	320
7.90%, 11/01/18	250	333
5.50%, 01/15/40 (e)	300	344
Philip Morris International Inc.
6.88%, 03/17/14 (e)	500	589
5.65%, 05/16/18 (e)	250	293
Procter & Gamble Co.
4.95%, 08/15/14	150	170
5.55%, 03/05/37	100	117
Reynolds American Inc., 7.63%, 06/01/16 (e)	250	293
Safeway Inc., 5.80%, 08/15/12	100	108
Wal-Mart Stores Inc., 3.63%, 07/08/20 (e)	300	314
Wal-Mart Stores Inc.
4.55%, 05/01/13	100	109
2.25%, 07/08/15	300	310
5.80%, 02/15/18	350	421
4.13%, 02/01/19 (e)	300	329
7.55%, 02/15/30 (e)	300	406
6.20%, 04/15/38	$300	$362
Walgreen Co., 4.88%, 08/01/13	700	777

		15,979

ENERGY - 1.9%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	100	122
Ameren Energy Generating Co. - Series H, 7.00%, 04/15/18	205	206
Anadarko Petroleum Corp.
5.95%, 09/15/16	100	109
8.70%, 03/15/19 (e)	500	608
6.45%, 09/15/36	150	150
Apache Corp., 5.25%, 04/15/13	250	272
BP Capital Markets Plc, 5.25%, 11/07/13 (e)	400	436
Burlington Resources Finance Co., 7.20%, 08/15/31	100	126
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	160
6.25%, 03/15/38 (e)	300	345
Cenovus Energy Inc., 4.50%, 09/15/14	800	881
CenterPoint Energy Resources Corp.
7.88%, 04/01/13	50	58
6.63%, 11/01/37	200	238
Chevron Corp., 3.45%, 03/03/12	800	831
Conoco Funding Co., 7.25%, 10/15/31	75	97
ConocoPhillips
6.65%, 07/15/18	75	94
5.75%, 02/01/19 (e)	300	360
6.00%, 01/15/20 (e)	300	369
6.50%, 02/01/39	300	376
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	257
Devon Energy Corp., 7.95%, 04/15/32	100	136
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	134

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Enbridge Energy Partners LP, 7.50%, 04/15/38	200	250
Encana Corp.
6.30%, 11/01/11	320	338
6.50%, 08/15/34	100	116
Energy Transfer Partners LP
5.95%, 02/01/15	250	278
7.50%, 07/01/38 (e)	200	236
Enterprise Products Operating LLC
4.60%, 08/01/12	425	448
5.60%, 10/15/14	25	28
3.70%, 06/01/15	100	105
6.88%, 03/01/33	25	28
6.45%, 09/01/40	100	111
EOG Resources Inc., 4.40%, 06/01/20 (e)	200	217
Halliburton Co., 7.45%, 09/15/39 (e)	250	339
Hess Corp.
7.30%, 08/15/31	35	43
5.60%, 02/15/41 (e)	400	417
Husky Energy Inc., 7.25%, 12/15/19 (e)	500	611
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	225	243
5.00%, 12/15/13	75	82
6.00%, 02/01/17	150	169
6.85%, 02/15/20 (e)	500	596
6.50%, 09/01/39	200	216
Marathon Oil Corp.
6.13%, 03/15/12	200	214
5.90%, 03/15/18	250	289
Nexen Inc.
5.20%, 03/10/15	200	220
5.88%, 03/10/35	50	51
6.40%, 05/15/37	100	109
Noble Energy Inc., 8.25%, 03/01/19	300	390
Noble Holding International Ltd.
3.45%, 08/01/15	200	208
6.20%, 08/01/40	$200	$221
Occidental Petroleum Corp., 6.75%, 01/15/12	50	54
ONEOK Partners LP, 6.65%, 10/01/36	150	168
Pemex Project Funding Master Trust
5.75%, 03/01/18 (e)	500	548
6.63%, 06/15/35	150	164
Petro-Canada, 7.00%, 11/15/28	75	87
Petrobras International Finance Co.
6.13%, 10/06/16	100	112
5.88%, 03/01/18	150	167
7.88%, 03/15/19	500	624
Petroleos Mexicanos, 5.50%, 01/21/21 (s)	500	532
Plains All American Pipeline LP
3.95%, 09/15/15	300	315
6.50%, 05/01/18	100	115
6.70%, 05/15/36	100	109
Rowan Cos. Inc., 7.88%, 08/01/19	300	358
Shell International Finance BV
5.20%, 03/22/17	250	288
4.38%, 03/25/20	300	330
6.38%, 12/18/38	200	254
5.50%, 03/25/40 (e)	300	343
Southern Natural Gas Co., 5.90%, 04/01/17 (e) (s)	250	274
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	316
StatoilHydro ASA, 5.25%, 04/15/19	500	581
Suncor Energy Inc.
5.95%, 12/01/34	100	106
6.50%, 06/15/38	300	344
Total Capital SA
3.00%, 06/24/15	400	420
2.30%, 03/15/16	500	502

	Shares/Par (p)	Value

TransCanada Pipelines Ltd.
6.50%, 08/15/18	700	856
6.20%, 10/15/37	100	112
Transocean Inc., 6.80%, 03/15/38	150	154
Valero Energy Corp.
6.88%, 04/15/12	500	537
7.50%, 04/15/32	100	109
Weatherford International Inc., 6.35%, 06/15/17	250	280
Weatherford International Ltd. Bermuda, 5.13%, 09/15/20	400	409
Williams Cos. Inc., 8.75%, 03/15/32	186	233
Williams Partners LP
3.80%, 02/15/15	100	105
5.25%, 03/15/20 (e)	100	109
6.30%, 04/15/40	100	110
XTO Energy Inc., 4.90%, 02/01/14	475	533

		23,596

FINANCIALS - 9.5%
Aegon NV, 4.75%, 06/01/13	150	159
AFLAC Inc., 8.50%, 05/15/19 (e)	500	636
African Development Bank, 1.00%, 11/23/11	1,000	996
Allstate Corp.
6.13%, 02/15/12	75	80
6.75%, 05/15/18 (e)	300	357
7.45%, 05/16/19 (e)	300	375
5.35%, 06/01/33	75	76
5.55%, 05/09/35	100	105
Ally Financial Inc., 2.20%, 12/19/12	500	517
American Express Bank FSB - Series GMTN
3.15%, 12/09/11	500	516
5.55%, 10/17/12	1,000	1,077
American Express Centurion Bank, 5.55%, 10/17/12	300	323
American Express Co.
4.88%, 07/15/13	250	270
6.15%, 08/28/17	$250	$288
8.15%, 03/19/38	100	141
American Express Credit Corp., 2.75%, 09/15/15	500	503
American International Group Inc.
4.25%, 05/15/13 (e)	500	516
5.85%, 01/16/18	200	207
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	249
Asian Development Bank
3.63%, 09/05/13	500	539
4.25%, 10/20/14	250	279
5.59%, 07/16/18	400	487
6.38%, 10/01/28	210	266
Assurant Inc., 6.75%, 02/15/34	100	104
AXA SA, 8.60%, 12/15/30	100	116
Bank of America Corp.
2.10%, 04/30/12	400	410
3.13%, 06/15/12	650	677
4.88%, 09/15/12	150	158
4.88%, 01/15/13	200	212
4.90%, 05/01/13	200	214
4.75%, 08/15/13	200	211
7.38%, 05/15/14	200	230
4.50%, 04/01/15	500	525
3.70%, 09/01/15 (e)	600	606
6.50%, 08/01/16	300	337
5.75%, 12/01/17	175	187
5.65%, 05/01/18	1,000	1,060
5.49%, 03/15/19	200	204
Bank of America NA, 6.00%, 10/15/36	250	248
Bank of Nova Scotia, 2.38%, 12/17/13 (e)	172	178
Bank One Corp., 5.90%, 11/15/11	500	527

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Barclays Bank Plc
5.45%, 09/12/12	500	542
5.20%, 07/10/14 (e)	1,000	1,109
3.90%, 04/07/15	500	530
BB&T Capital Trust I, 5.85%, 08/18/35	100	95
BB&T Capital Trust II, 6.75%, 06/07/36	150	158
BB&T Corp., 5.20%, 12/23/15	300	330
Bear Stearns Cos. Inc., 5.70%, 11/15/14	200	226
Berkshire Hathaway Finance Corp.
4.60%, 05/15/13	100	109
4.63%, 10/15/13	250	275
4.85%, 01/15/15	100	113
Berkshire Hathway Inc., 5.13%, 09/15/12 (e)	500	542
BlackRock Inc., 3.50%, 12/10/14	200	212
Boeing Capital Corp.
5.80%, 01/15/13	125	138
3.25%, 10/27/14	300	321
Boston Properties LP
6.25%, 01/15/13 (e)	150	165
5.63%, 11/15/20	200	219
Camden Property Trust, 5.00%, 06/15/15	100	108
Capital One Bank USA NA, 6.50%, 06/13/13	250	277
Capital One Capital III, 7.69%, 08/15/36 (i)	100	102
Capital One Capital V, 10.25%, 08/15/39	400	433
Capital One Financial Corp., 6.15%, 09/01/16	250	274
Caterpillar Financial Services Corp.
4.75%, 02/17/15	100	112
2.75%, 06/24/15 (e)	200	210
Chubb Corp., 5.20%, 04/01/13	100	110
Cincinnati Financial Corp., 6.13%, 11/01/34	100	99
Citigroup Funding Inc., 1.88%, 10/22/12	1,000	1,026
Citigroup Inc.
2.88%, 12/09/11 (e)	500	514
6.00%, 02/21/12 (e)	350	371
2.13%, 04/30/12	1,000	1,025
6.50%, 08/19/13	500	552
5.00%, 09/15/14	$400	$415
6.01%, 01/15/15 (e)	500	550
4.75%, 05/19/15 (e)	500	526
5.85%, 08/02/16	250	270
5.50%, 02/15/17	350	361
6.00%, 08/15/17	250	270
6.13%, 11/21/17	700	765
6.13%, 05/15/18 (e)	400	436
8.50%, 05/22/19	350	433
6.00%, 10/31/33	50	48
8.13%, 07/15/39	600	758
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	300	354
Corp. Andina de Fomento
6.88%, 03/15/12	150	162
3.75%, 01/15/16	200	201
Credit Suisse AG, 5.40%, 01/14/20	300	320
Credit Suisse New York
5.50%, 05/01/14	1,200	1,344
3.50%, 03/23/15	500	526
Credit Suisse USA Inc.
6.13%, 11/15/11	100	106
6.50%, 01/15/12	250	267
5.13%, 08/15/15 (e)	200	224
7.13%, 07/15/32 (e)	100	128
Deutsche Bank AG London
4.88%, 05/20/13	150	163
3.45%, 03/30/15 (e)	500	527
Deutsche Bank Financial LLC, 5.38%, 03/02/15 (s)	250	276
Discover Bank, 7.00%, 04/15/20	300	326
Duke Realty LP, 7.38%, 02/15/15	150	171

	Shares/Par (p)	Value

ERP Operating LP
5.25%, 09/15/14	250	276
5.75%, 06/15/17	150	169
European Investment Bank
2.00%, 02/10/12	1,600	1,632
4.63%, 03/21/12	200	212
1.75%, 09/14/12 (e)	600	614
1.88%, 06/17/13 (e)	500	515
1.25%, 09/17/13 (e)	500	506
4.63%, 05/15/14	150	168
3.13%, 06/04/14	500	536
2.75%, 03/23/15	400	424
1.63%, 09/01/15	600	606
4.88%, 02/16/16	250	290
5.13%, 09/13/16	500	591
5.13%, 05/30/17 (e)	500	595
2.88%, 09/15/20	600	608
Export-Import Bank of Korea
8.13%, 01/21/14	500	587
5.13%, 03/16/15	200	218
Fidelity National Financial Inc., 6.60%, 05/15/17	400	413
Fifth Third Bancorp, 6.25%, 05/01/13	300	328
Fifth Third Capital Trust IV, 6.50%, 04/15/37 (i)	200	191
General Electric Capital Corp.
5.00%, 11/15/11	300	314
3.00%, 12/09/11	500	515
5.88%, 02/15/12 (e)	250	266
2.20%, 06/08/12	1,000	1,028
6.00%, 06/15/12	200	216
5.25%, 10/19/12 (e)	400	431
2.63%, 12/28/12	1,000	1,043
2.80%, 01/08/13	200	206
5.45%, 01/15/13 (e)	1,000	1,088
1.88%, 09/16/13	500	502
3.50%, 06/29/15 (e)	500	523
5.00%, 01/08/16 (e)	$100	$110
5.63%, 09/15/17 (e)	200	223
5.63%, 05/01/18	700	777
5.50%, 01/13/20	200	219
6.75%, 03/15/32 (e)	850	945
5.88%, 01/14/38	400	406
6.88%, 01/10/39	300	345
Genworth Financial Inc., 7.70%, 06/15/20 (e)	350	371
Goldman Sachs Group Inc.
6.60%, 01/15/12 (e)	400	426
3.25%, 06/15/12 (e)	400	418
5.45%, 11/01/12	1,000	1,078
5.25%, 04/01/13	100	108
4.75%, 07/15/13	275	295
6.00%, 05/01/14	500	558
5.13%, 01/15/15	200	217
5.75%, 10/01/16	250	278
6.25%, 09/01/17 (e)	200	224
5.95%, 01/18/18	300	330
6.15%, 04/01/18	75	83
7.50%, 02/15/19	100	119
5.38%, 03/15/20	400	422
5.95%, 01/15/27	250	251
6.13%, 02/15/33 (e)	850	925
6.75%, 10/01/37	200	208
Hartford Financial Services Group Inc.
5.38%, 03/15/17	500	517
6.10%, 10/01/41	75	70
HCP Inc., 6.00%, 01/30/17	150	160
Health Care REIT Inc., 6.13%, 04/15/20	400	428
HSBC Bank USA
4.88%, 08/24/20	300	313

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

7.00%, 01/15/39 (e)	340	409
HSBC Finance Capital Trust IX, 5.91%, 11/30/35 (i)	250	233
HSBC Finance Corp., 4.75%, 07/15/13 (e)	1,000	1,065
HSBC Holdings Plc
5.25%, 12/12/12	500	536
7.63%, 05/17/32	150	173
6.50%, 05/02/36	150	167
HSBC USA Inc., 5.00%, 09/27/20	500	500
ICICI Bank Ltd., 6.63%, 10/03/12 (s)	200	214
Inter-American Development Bank
4.38%, 09/20/12	500	536
1.75%, 10/22/12	490	502
1.63%, 07/15/13	400	409
5.13%, 09/13/16	250	295
3.88%, 02/14/20	200	220
International Bank for Reconstruction & Development
2.00%, 04/02/12	1,000	1,024
0.80%, 07/13/12	500	502
2.38%, 05/26/15	200	209
7.63%, 01/19/23	300	435
International Business Machines International Group Capital LLC, 5.05%, 10/22/12	300	326
International Lease Finance Corp., 3.00%, 04/22/14	500	535
Jefferies Group Inc.
6.45%, 06/08/27	100	98
6.25%, 01/15/36	500	459
John Deere Capital Corp.
7.00%, 03/15/12	250	272
1.88%, 06/17/13	200	205
5.75%, 09/10/18	500	592
JPMorgan Chase & Co.
3.13%, 12/01/11	500	515
6.63%, 03/15/12	100	108
2.20%, 06/15/12	$500	$514
5.38%, 10/01/12	1,500	1,623
5.75%, 01/02/13	600	653
4.75%, 03/01/15 (e)	250	273
5.15%, 10/01/15	250	274
6.40%, 10/02/17	500	582
6.00%, 01/15/18	700	799
JPMorgan Chase Bank NA, 6.00%, 10/01/17	250	284
JPMorgan Chase Capital XV, 5.88%, 03/15/35	75	73
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i) (e)	100	101
JPMorgan Chase Capital XXV, 6.80%, 10/01/37	600	610
KeyBank NA, 5.80%, 07/01/14 (e)	100	109
Korea Development Bank, 5.30%, 01/17/13	800	854
Kreditanstalt fuer Wiederaufbau
2.25%, 04/16/12	1,100	1,128
1.25%, 06/15/12	500	507
1.88%, 01/14/13 (e)	200	205
3.25%, 03/15/13	250	265
3.50%, 05/16/13	400	428
1.38%, 07/15/13 (e)	500	508
4.13%, 10/15/14	650	720
2.75%, 10/21/14 (e)	500	528
2.63%, 03/03/15	500	529
4.88%, 01/17/17	500	584
4.88%, 06/17/19	500	589
2.75%, 09/08/20	500	503
0.00%,06/29/37 (j)	500	156
Landwirtschaftliche Rentenbank
1.88%, 09/24/12	500	512
3.25%, 03/15/13 (e)	500	529

	Shares/Par (p)	Value

Lincoln National Corp., 8.75%, 07/01/19 (e)	500	643
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	100	111
MBNA Corp., 7.50%, 03/15/12	100	108
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	500	537
5.00%, 01/15/15	550	586
6.05%, 05/16/16	250	266
6.88%, 04/25/18	650	729
7.75%, 05/14/38 (e)	400	464
MetLife Inc.
6.13%, 12/01/11	500	529
5.00%, 11/24/13	100	110
7.72%, 02/15/19 (e)	500	636
5.70%, 06/15/35	100	106
6.40%, 12/15/36 (i)	100	94
Morgan Stanley
3.25%, 12/01/11	500	516
6.60%, 04/01/12	300	323
1.95%, 06/30/12	400	410
5.75%, 08/31/12	500	536
5.25%, 11/02/12 (e)	500	534
4.75%, 04/01/14	450	470
6.00%, 04/28/15	500	550
5.75%, 10/18/16	250	270
5.45%, 01/09/17	350	369
6.63%, 04/01/18	500	554
7.30%, 05/13/19	300	345
5.63%, 09/23/19	300	312
5.50%, 01/26/20 (e)	500	514
7.25%, 04/01/32	25	29
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	250	251
National City Bank, 4.63%, 05/01/13	100	106
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	286
8.00%, 03/01/32	150	201
NB Capital Trust II, 7.83%, 12/15/26	$100	$103
Nomura Holdings Inc, 6.70%, 03/04/20	400	457
Nordic Invest Bank, 3.63%, 06/17/13	600	644
Oesterreichische Kontrollbank AG
4.75%, 11/08/11	250	261
4.75%, 10/16/12	650	701
1.75%, 03/11/13	300	306
ORIX Corp., 5.48%, 11/22/11	200	208
PNC Funding Corp.
5.25%, 11/15/15	250	278
6.70%, 06/10/19	500	591
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	164
ProLogis
5.63%, 11/15/16	250	241
7.38%, 10/30/19	200	202
Prudential Financial Inc.
5.38%, 06/21/20	200	216
5.75%, 07/15/33 (e)	400	405
5.70%, 12/14/36	250	254
6.63%, 06/21/40 (e)	200	229
Realty Income Corp., 6.75%, 08/15/19	150	172
Regions Financial Corp., 7.75%, 11/10/14 (e)	400	433
Royal Bank of Canada, 2.10%, 07/29/13 (e)	200	206
Royal Bank of Scotland Group Plc
5.00%, 10/01/14	100	100
6.40%, 10/21/19	200	218
Royal Bank of Scotland Plc
4.88%, 03/16/15	300	316
3.95%, 09/21/15	500	505
Simon Property Group LP
5.75%, 12/01/15	400	455

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

5.25%, 12/01/16	250	279
6.75%, 02/01/40	100	118
SLM Corp.
5.00%, 10/01/13	520	510
5.05%, 11/14/14	250	238
8.00%, 03/25/20	100	99
SunTrust Capital VIII, 6.10%, 12/15/36 (i)	99	92
Teco Finance Inc., 5.15%, 03/15/20	200	219
Transatlantic Holdings Inc., 5.75%, 12/14/15	200	210
Travelers Cos. Inc.
6.25%, 03/15/37 (i)	250	240
6.25%, 06/15/37	150	178
UBS AG Stamford
5.88%, 07/15/16	250	277
5.88%, 12/20/17	250	283
4.88%, 08/04/20	500	527
US Bancorp
1.38%, 09/13/13	580	583
2.45%, 07/27/15	800	822
US Bank, 4.80%, 04/15/15	500	557
Validus Holding Ltd., 8.88%, 01/26/40	500	546
Wachovia Bank NA
4.88%, 02/01/15 (e)	200	217
6.00%, 11/15/17 (e)	250	286
5.85%, 02/01/37	250	257
6.60%, 01/15/38 (e)	300	340
Wachovia Corp.
5.30%, 10/15/11	300	314
5.50%, 05/01/13	500	550
5.25%, 08/01/14	250	272
Wells Fargo & Co.
2.13%, 06/15/12 (e)	300	308
4.95%, 10/16/13 (e)	700	758
5.00%, 11/15/14	200	216
3.63%, 04/15/15 (e)	400	424
5.63%, 12/11/17	300	342
Wells Fargo Bank NA, 4.75%, 02/09/15	$250	$268
Wells Fargo Financial Inc., 5.50%, 08/01/12	250	269
Westpac Banking Corp.
2.25%, 11/19/12	300	306
4.20%, 02/27/15	500	537

		117,406

HEALTH CARE - 1.3%
Abbott Laboratories
5.88%, 05/15/16	250	300
6.00%, 04/01/39	550	652
Aetna Inc., 6.63%, 06/15/36 (e)	150	171
Amgen Inc.
5.85%, 06/01/17	200	239
6.38%, 06/01/37	400	487
AstraZeneca Plc
5.90%, 09/15/17	250	301
6.45%, 09/15/37	250	315
Baxter International Inc.
4.00%, 03/01/14	500	547
4.63%, 03/15/15	75	84
4.25%, 03/15/20	500	545
Bristol-Myers Squibb Co.
5.45%, 05/01/18 (e)	150	178
5.88%, 11/15/36	150	174
CIGNA Corp., 8.50%, 05/01/19	400	516
Covidien International Finance SA, 6.00%, 10/15/17	300	357
Eli Lilly & Co.
5.20%, 03/15/17	500	580
5.55%, 03/15/37	100	111
Express Scripts Inc., 5.25%, 06/15/12	200	213

	Shares/Par (p)	Value

Genentech Inc.
4.75%, 07/15/15	50	57
5.25%, 07/15/35	250	268
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	375	412
4.38%, 04/15/14	150	166
5.65%, 05/15/18	250	297
5.38%, 04/15/34	150	164
Hospira Inc., 6.05%, 03/30/17	500	574
Humana Inc., 7.20%, 06/15/18 (l)	500	579
Johnson & Johnson, 5.95%, 08/15/37	250	307
Medtronic Inc., 4.45%, 03/15/20	700	767
Merck & Co Inc
6.00%, 09/15/17	250	304
6.50%, 12/01/33 (l)	350	446
Merck & Co. Inc.
4.75%, 03/01/15	250	284
6.55%, 09/15/37	300	388
Novartis Capital Corp., 4.13%, 02/10/14	800	874
Pfizer Inc.
4.45%, 03/15/12	500	526
5.35%, 03/15/15 (e)	100	115
6.20%, 03/15/19	500	616
Pharmacia Corp., 6.60%, 12/01/28	50	61
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	180
Thermo Fisher Scientific Inc., 5.00%, 06/01/15	200	226
UnitedHealth Group Inc.
5.38%, 03/15/16	250	285
5.80%, 03/15/36 (e)	150	157
WellPoint Inc.
5.25%, 01/15/16	300	336
4.35%, 08/15/20	200	207
5.85%, 01/15/36	100	105
5.80%, 08/15/40	200	209
Wyeth
5.50%, 03/15/13 (l)	$100	$111
5.50%, 02/15/16	100	117
6.45%, 02/01/24	100	124
5.95%, 04/01/37	250	295

		15,327

INDUSTRIALS - 1.2%
3M Co., 5.70%, 03/15/37	150	177
Boeing Co., 4.88%, 02/15/20 (e)	500	571
Browning-Ferris Industries Inc., 7.40%, 09/15/35	95	118
Burlington Northern Santa Fe Corp.
5.90%, 07/01/12	150	162
4.70%, 10/01/19	300	329
6.15%, 05/01/37	100	115
5.75%, 05/01/40	400	441
Canadian National Railway Co., 5.55%, 03/01/19	400	474
Caterpillar Inc.
7.90%, 12/15/18 (e)	500	669
6.05%, 08/15/36	150	181
CSX Corp.
6.30%, 03/15/12	250	268
7.38%, 02/01/19	300	377
6.00%, 10/01/36	200	223
Emerson Electric Co., 5.00%, 12/15/14	100	114
GE Capital Trust I, 6.38%, 11/15/67 (i)	500	498
General Dynamics Corp., 4.25%, 05/15/13	250	272
General Electric Co., 5.00%, 02/01/13	800	869
Honeywell International Inc.
6.13%, 11/01/11	100	106
5.00%, 02/15/19	500	578

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Koninklijke Philips Electronics NV, 5.75%, 03/11/18 (e)	350	408
Lockheed Martin Corp.
6.15%, 09/01/36	175	207
5.72%, 06/01/40 (s)	200	228
Norfolk Southern Corp.
5.90%, 06/15/19 (e)	300	357
7.25%, 02/15/31	75	94
7.05%, 05/01/37	100	129
Northrop Grumman Systems Corp.
7.75%, 03/01/16	150	189
5.05%, 08/01/19	210	238
7.75%, 02/15/31	200	275
PACCAR Inc., 6.88%, 02/15/14 (e)	700	818
Pitney Bowes Inc., 5.75%, 09/15/17	500	543
Raytheon Co., 5.38%, 04/01/13	100	111
Republic Services Inc., 5.00%, 03/01/20 (e)	300	327
RR Donnelley & Sons Co.
4.95%, 04/01/14	200	208
5.50%, 05/15/15	50	53
Tyco Electronics Group SA, 6.00%, 10/01/12 (l)	300	324
Tyco International Group SA, 6.00%, 11/15/13	500	567
Union Pacific Corp.
7.00%, 02/01/16	500	610
5.70%, 08/15/18	250	291
6.63%, 02/01/29	25	30
United Parcel Service Inc., 6.20%, 01/15/38	350	431
United Technologies Corp.
4.88%, 05/01/15	300	344
6.13%, 02/01/19 (e)	250	309
6.70%, 08/01/28	50	63
5.70%, 04/15/40	500	573
Waste Management Inc.
6.38%, 11/15/12	500	549
6.10%, 03/15/18	$200	$232

		15,050

INFORMATION TECHNOLOGY - 0.7%
Adobe Systems Inc., 4.75%, 02/01/20	300	323
Agilent Technologies Inc., 5.00%, 07/15/20	200	212
Amphenol Corp., 4.75%, 11/15/14	600	651
Cisco Systems Inc.
2.90%, 11/17/14 (e)	500	530
5.50%, 02/22/16	250	295
5.90%, 02/15/39	250	289
Dell Inc.
4.70%, 04/15/13	200	218
5.40%, 09/10/40	200	199
Fiserv Inc., 6.13%, 11/20/12 (e)	500	546
Hewlett-Packard Co.
6.50%, 07/01/12	250	274
4.50%, 03/01/13	800	866
International Business Machines Corp.
5.70%, 09/14/17	300	358
6.50%, 01/15/28	200	249
5.60%, 11/30/39	330	380
Microsoft Corp., 1.63%, 09/25/15	500	500
Motorola Inc., 8.00%, 11/01/11	200	212
Oracle Corp.
5.75%, 04/15/18	350	416
3.88%, 07/15/20 (s)	300	314
6.13%, 07/08/39 (e)	300	357
5.38%, 07/15/40 (s)	500	538
Western Union Co., 5.25%, 04/01/20 (s)	500	541
Xerox Corp., 6.35%, 05/15/18	500	580

		8,848

	Shares/Par (p)	Value

MATERIALS - 0.9%
Agrium Inc., 7.13%, 05/23/36	300	366
Air Products & Chemicals Inc., 4.38%, 08/21/19	400	426
Alcoa Inc.
5.38%, 01/15/13	50	53
5.55%, 02/01/17 (e)	200	208
6.75%, 07/15/18 (e)	300	323
ArcelorMittal
9.85%, 06/01/19	500	643
7.00%, 10/15/39 (l)	200	204
Barrick Gold Corp., 5.95%, 10/15/39	300	340
BHP Billiton Finance USA Ltd.
4.80%, 04/15/13	100	109
5.50%, 04/01/14	100	113
5.25%, 12/15/15	90	103
5.40%, 03/29/17	200	228
CRH America Inc., 6.00%, 09/30/16	250	280
Dow Chemical Co.
6.00%, 10/01/12	50	54
7.60%, 05/15/14 (l)	250	292
8.55%, 05/15/19 (l) (e)	250	316
7.38%, 11/01/29	500	577
EI Du Pont de Nemours & Co.
4.75%, 11/15/12	100	108
5.60%, 12/15/36	400	442
4.90%, 01/15/41	500	498
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	700	781
International Paper Co.
7.95%, 06/15/18	150	182
8.70%, 06/15/38	300	383
Lafarge SA, 6.50%, 07/15/16	250	270
Newmont Mining Corp.
5.88%, 04/01/35	50	54
6.25%, 10/01/39 (e)	400	459
Potash Corp. of Saskatchewan Inc., 5.25%, 05/15/14	$500	$555
Praxair Inc., 3.95%, 06/01/13	100	107
Rio Tinto Alcan Inc.
4.88%, 09/15/12	50	53
6.13%, 12/15/33	25	29
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13	800	892
RPM International Inc., 6.13%, 10/15/19	200	217
Southern Copper Corp., 7.50%, 07/27/35 (e)	150	174
Teck Resources Ltd.
9.75%, 05/15/14 (e)	75	92
10.25%, 05/15/16	115	140
10.75%, 05/15/19	200	252
Vale Overseas Ltd.
6.25%, 01/11/16	100	113
6.25%, 01/23/17 (e)	150	172
8.25%, 01/17/34	500	637
6.88%, 11/21/36	100	114

		11,359

TELECOMMUNICATION SERVICES - 1.3%
America Movil SAB de CV
3.63%, 03/30/15	200	208
5.00%, 03/30/20	500	539
6.38%, 03/01/35 (e)	200	228
AT&T Corp.
7.30%, 11/15/11 (l)	500	536
8.00%, 11/15/31 (l)	17	23
AT&T Inc.
5.88%, 02/01/12	100	107
4.95%, 01/15/13	750	815
5.10%, 09/15/14	550	618

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

2.50%, 08/15/15	500	509
5.80%, 02/15/19 (e)	500	596
6.15%, 09/15/34	350	383
6.30%, 01/15/38	100	113
6.55%, 02/15/39	250	291
5.35%, 09/01/40 (s)	705	708
BellSouth Capital Funding Corp., 7.88%, 02/15/30	100	125
BellSouth Corp., 5.20%, 09/15/14	100	112
British Telecommunications Plc, 9.88%, 12/15/30 (l)	150	209
CenturyTel Inc., 6.00%, 04/01/17 (e)	250	262
Deutsche Telekom International Finance BV
5.25%, 07/22/13	200	219
5.75%, 03/23/16 (e)	250	288
8.75%, 06/15/30 (l)	100	140
Embarq Corp., 8.00%, 06/01/36	100	106
France Telecom SA, 8.50%, 03/01/31 (l)	250	362
GTE Corp.
6.84%, 04/15/18	250	296
6.94%, 04/15/28	50	58
Qwest Corp.
8.38%, 05/01/16 (e)	500	591
6.50%, 06/01/17	250	273
7.25%, 09/15/25	110	115
Rogers Communications Inc., 6.80%, 08/15/18	500	618
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	119
Telecom Italia Capital SA
5.25%, 11/15/13 (e)	500	537
6.18%, 06/18/14	300	331
4.95%, 09/30/14	100	106
5.25%, 10/01/15	200	216
6.38%, 11/15/33	50	49
6.00%, 09/30/34	100	94
Telefonica Emisiones SAU
3.73%, 04/27/15	$100	$105
5.88%, 07/15/19	500	572
5.13%, 04/27/20 (e)	100	109
Telefonica Europe BV, 8.25%, 09/15/30	200	264
Verizon Communications Inc.
5.25%, 04/15/13	200	221
5.55%, 02/15/16	200	231
8.75%, 11/01/18	350	476
5.85%, 09/15/35	350	377
6.90%, 04/15/38	300	365
Verizon Florida LLC - Series E, 6.86%, 02/01/28	200	208
Verizon Global Funding Corp., 7.75%, 12/01/30	200	258
Verizon Wireless Capital LLC
7.38%, 11/15/13	750	888
8.50%, 11/15/18	150	204
Vodafone Group Plc
5.00%, 12/16/13	150	165
5.38%, 01/30/15 (e)	100	113
5.63%, 02/27/17	600	687

		16,143

UTILITIES - 1.4%
Alabama Power Co., 6.00%, 03/01/39	250	295
Ameren Energy Generating Co., 6.30%, 04/01/20 (e)	150	148
Consolidated Edison Co. of New York Inc.
4.45%, 06/15/20	200	220
5.30%, 03/01/35	250	265
5.85%, 03/15/36	300	342
5.70%, 06/15/40	200	225

	Shares/Par (p)	Value

Constellation Energy Group Inc., 7.60%, 04/01/32	150	184
Consumers Energy Co.
5.50%, 08/15/16	25	29
6.70%, 09/15/19	400	502
Detroit Edison Co., 5.60%, 06/15/18	250	285
Dominion Resources Inc.
8.88%, 01/15/19	350	476
7.00%, 06/15/38	200	258
Duke Energy Carolinas LLC
5.63%, 11/30/12	150	164
5.30%, 10/01/15	200	233
5.30%, 02/15/40	300	327
Duke Energy Corp., 6.30%, 02/01/14	700	800
Enersis SA, 7.40%, 12/01/16 (e)	150	177
Exelon Corp., 4.90%, 06/15/15	200	219
Exelon Generation Co. LLC
5.35%, 01/15/14	150	166
6.20%, 10/01/17	200	234
First Energy Solutions Corp., 6.80%, 08/15/39	200	202
FirstEnergy Corp.
6.45%, 11/15/11	6	6
7.38%, 11/15/31	425	462
Florida Power & Light Co.
5.63%, 04/01/34	100	112
5.95%, 02/01/38	250	294
Florida Power Corp.
5.65%, 06/15/18	500	590
4.55%, 04/01/20 (e)	300	334
FPL Group Capital Inc., 6.00%, 03/01/19	100	116
Georgia Power Co., 4.25%, 12/01/19	300	323
Iberdrola USA Inc, 6.75%, 07/15/36	150	167
Indiana Michigan Power Co., 7.00%, 03/15/19 (e)	350	430
MidAmerican Energy Co., 6.75%, 12/30/31	50	62
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	$100	$108
6.13%, 04/01/36 (e)	350	400
National Grid Plc, 6.30%, 08/01/16 (e)	150	177
Nevada Power Co., 7.13%, 03/15/19	250	310
NiSource Finance Corp.
5.40%, 07/15/14	75	83
6.80%, 01/15/19	300	356
Northern States Power Co.
8.00%, 08/28/12	100	113
5.25%, 03/01/18	500	577
Ohio Power Co., 6.00%, 06/01/16	250	291
Oncor Electric Delivery Co.
6.38%, 01/15/15	150	174
7.00%, 09/01/22	150	188
Pacific Gas & Electric Co.
4.80%, 03/01/14	250	275
6.05%, 03/01/34	500	567
PacifiCorp, 5.75%, 04/01/37	150	170
Progress Energy Inc., 7.75%, 03/01/31	150	198
PSEG Power LLC
2.50%, 04/15/13	300	308
8.63%, 04/15/31 (e)	75	101
Public Service Co. of Colorado, 7.88%, 10/01/12	500	565
Public Service Electric & Gas Co., 5.50%, 03/01/40 (e)	200	226
Puget Sound Energy Inc., 5.76%, 10/01/39	200	217
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	225
Scottish Power Ltd., 5.38%, 03/15/15	50	54
Sempra Energy, 6.00%, 02/01/13	250	275
South Carolina Electric & Gas Co., 6.05%, 01/15/38	400	470

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Southern California Edison Co.
6.00%, 01/15/34	75	89
5.95%, 02/01/38	400	474
Southwestern Electric Power Co.
6.45%, 01/15/19 (e)	400	456
6.20%, 03/15/40	200	215
TransAlta Corp., 6.50%, 03/15/40	300	326
Union Electric Co., 6.40%, 06/15/17	100	118
Veolia Environnement, 6.00%, 06/01/18 (e)	200	231
Virginia Electric & Power Co.
5.95%, 09/15/17	250	298
6.00%, 01/15/36	150	176

		17,458

Total Corporate Bonds and Notes (cost $242,667)		260,259

GOVERNMENT AND AGENCY OBLIGATIONS - 73.8%

GOVERNMENT SECURITIES - 35.3%
Municipals - 0.6%
Bay Area Toll Authority, 6.26%, 04/01/49	200	223
City of New York, 5.97%, 03/01/36	200	215
Commonwealth of Massachusetts, Ad Valorem Property Tax, GO, 4.91%, 05/01/29	300	304
Cook County, Illinois, 6.23%, 11/15/34	200	207
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	222
Dallas County Hospital District - Series C, 5.62%, 08/15/44	300	340
Indianapolis Local Public Improvement Bond Bank, 6.12%, 01/15/40	200	224
Los Angeles Unified School District, 5.75%, 07/01/34	300	303
Los Angeles Unified School District, Ad Valorem Property Tax, GO, 5.76%, 07/01/29	200	205
Metropolitan Transportation Authority, Transit Revenue, RB
6.55%, 11/15/31	$200	$217
6.65%, 11/15/39	150	163
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	400	391
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp), 7.43%, 02/15/29	200	234
New Jersey State Turnpike Authority (insured by AMBAC Assurance Corp.) - Series B, 4.25%, 01/01/16	95	101
New Jersey State Turnpike Authority (Prerefunded at 01/01/15, insured by AMBAC Assurance Corp.) - Series B, 4.25%, 01/01/16	5	6
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	200	223
New York Dormitory Authority, RB, 5.60%, 03/15/40	200	212
New York, NJ, Port Authority Revenue, 6.04%, 12/01/29	200	217
Ohio State University, College & University Revenue, 4.91%, 06/01/40	400	408
Oregon State Department of Transportation, 5.83%, 11/15/34	300	340
State of California, 7.63%, 03/01/40	300	330
State of California Various Purpose Bond, 7.50%, 04/01/34	500	544
State of Connecticut, Ad Valorem Property Tax, GO - Series A, 5.85%, 03/15/32	200	225
State of Georgia, GO - Series H, 4.50%, 11/01/25	300	326

	Shares/Par (p)	Value

State of Illinois, 5.10%, 06/01/33	700	587
State of Texas - Series A, 4.68%, 04/01/40	400	402
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	495	383

		7,552
Sovereign - 1.9%
Brazilian Government International Bond
11.00%, 01/11/12	315	358
10.50%, 07/14/14	400	522
7.88%, 03/07/15 (e)	565	694
5.88%, 01/15/19	200	235
8.88%, 04/15/24 (e)	135	198
10.13%, 05/15/27	235	378
7.13%, 01/20/37	455	598
11.00%, 08/17/40 (e)	300	415
Chile Government International Bond, 5.50%, 01/15/13	100	109
Eksportfinans ASA
5.00%, 02/14/12	500	529
3.00%, 11/17/14 (e)	500	527
Export Development Canada
2.38%, 03/19/12	500	514
2.25%, 05/28/15	200	208
Federal Republic of Brazil, 12.25%, 03/06/30	220	420
Financement-Quebec, 5.00%, 10/25/12 (e)	100	108
Hungary Government International Bond, 4.75%, 02/03/15 (e)	250	254
Hydro Quebec
8.00%, 02/01/13	250	291
7.50%, 04/01/16	100	128
9.40%, 02/01/21	250	381
Israel Government International Bond
4.63%, 06/15/13	75	81
5.50%, 11/09/16	450	522
7.25%, 12/15/28	$200	$243
Italy Government International Bond
5.63%, 06/15/12 (e)	250	266
4.38%, 06/15/13 (e)	100	106
4.50%, 01/21/15 (e)	1,000	1,071
6.88%, 09/27/23	450	546
5.38%, 06/15/33	100	102
Japan Bank of International Cooperation, 2.13%, 11/05/12	500	512
Mexico Government International Bond
7.50%, 01/14/12 (e)	100	108
6.38%, 01/16/13	339	377
5.88%, 01/15/14 (e)	250	283
6.63%, 03/03/15 (e)	93	109
5.63%, 01/15/17	250	286
5.13%, 01/15/20	300	335
8.30%, 08/15/31 (e)	300	428
7.50%, 04/08/33	250	331
6.75%, 09/27/34	300	373
Panama Government International Bond, 6.70%, 01/26/36	400	491
Peru Government International Bond
7.13%, 03/30/19	200	251
8.75%, 11/21/33	200	298
Poland Government International Bond, 5.00%, 10/19/15 (e)	650	710
Province of British Columbia, Canada, 2.85%, 06/15/15	200	213
Province of Manitoba, Canada
5.00%, 02/15/12	250	265
2.63%, 07/15/15	500	526
Province of New Brunswick, Canada, 5.20%, 02/21/17	250	293

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Province of Nova Scotia, Canada
5.75%, 02/27/12	100	107
8.75%, 04/01/22	250	368
Province of Ontario, Canada
1.88%, 11/19/12 (e)	700	717
4.50%, 02/03/15	100	112
2.70%, 06/16/15 (e)	300	314
5.45%, 04/27/16	250	295
4.00%, 10/07/19 (e)	500	540
4.40%, 04/14/20 (e)	200	221
Province of Quebec, Canada
4.60%, 05/26/15	250	283
7.50%, 07/15/23	100	140
7.13%, 02/09/24 (e)	250	345
Republic of Korea
5.13%, 12/07/16	150	168
5.63%, 11/03/25	250	289
Republic of Peru, 6.55%, 03/14/37 (e)	250	303
Republic of South Africa Government Bond, 5.50%, 03/09/20 (e)	200	224
South Africa Government International Bond
7.38%, 04/25/12	100	109
6.50%, 06/02/14	200	228
Svensk Exportkredit AB, 5.13%, 03/01/17	200	232
Tennessee Valley Authority
5.50%, 07/18/17	1,000	1,205
5.25%, 09/15/39	500	580
United Mexican States, 6.05%, 01/11/40	300	344

		23,117
U.S. Treasury Securities - 32.8%
U.S. Treasury Bond
10.63%, 08/15/15	450	650
7.25%, 05/15/16 - 08/15/22	2,400	3,258
7.50%, 11/15/16 - 11/15/24	2,340	3,434
8.75%, 05/15/17 (e)	$645	$926
8.88%, 08/15/17	780	1,134
9.13%, 05/15/18 (e)	315	475
8.88%, 02/15/19 (e)	590	892
8.13%, 08/15/19 - 05/15/21	3,100	4,591
8.50%, 02/15/20	1,340	2,023
8.75%, 08/15/20	910	1,406
7.88%, 02/15/21	1,420	2,104
8.00%, 11/15/21	2,350	3,544
7.13%, 02/15/23	855	1,233
6.25%, 08/15/23 - 05/15/30	1,980	2,717
7.63%, 02/15/25	539	827
6.88%, 08/15/25	410	596
6.00%, 02/15/26	730	986
6.75%, 08/15/26	1,770	2,575
6.50%, 11/15/26	260	370
6.63%, 02/15/27	545	787
6.38%, 08/15/27	380	537
6.13%, 11/15/27 - 08/15/29	1,200	1,662
5.50%, 08/15/28	850	1,102
5.25%, 11/15/28 - 02/15/29	1,215	1,535
5.38%, 02/15/31	1,100	1,416
4.50%, 02/15/36 - 08/15/39	5,565	6,388
4.75%, 02/15/37	1,545	1,847
5.00%, 05/15/37	1,450	1,800
4.38%, 02/15/38 - 05/15/40	6,650	7,470
3.50%, 02/15/39	1,700	1,645
4.25%, 05/15/39	2,580	2,836
4.63%, 02/15/40	3,355	3,920
3.88%, 08/15/40 (e)	1,200	1,241
U.S. Treasury Note
1.00%, 09/30/11 - 07/15/13	17,400	17,558
4.50%, 09/30/11 - 05/15/17	12,670	13,964

	Shares/Par (p)	Value

4.63%, 10/31/11 (e)	1,050	1,099
1.75%, 11/15/11 - 07/31/15	14,865	15,284
0.75%, 11/30/11 - 08/15/13	8,500	8,542
1.13%, 12/15/11 - 06/15/13	9,730	9,855
4.63%, 12/31/11 - 02/15/17	9,045	10,032
0.88%, 01/31/12 - 02/29/12	5,100	5,138
4.75%, 01/31/12 - 08/15/17	7,085	7,862
1.38%, 02/15/12 - 05/15/13	23,835	24,270
4.88%, 02/15/12 - 08/15/16	3,645	4,003
1.88%, 06/15/12 - 06/30/15	9,900	10,223
0.63%, 06/30/12 - 07/31/12	5,700	5,723
1.50%, 07/15/12 - 12/31/13	3,700	3,781
4.38%, 08/15/12	1,900	2,042
0.38%, 08/31/12 (e)	2,500	2,498
4.13%, 08/31/12 - 05/15/15	4,490	4,973
4.25%, 09/30/12 - 11/15/17	9,380	10,551
1.38%, 10/15/12 - 01/15/13 (e)	5,000	5,096
3.88%, 10/31/12 - 05/15/18	3,230	3,577
4.00%, 11/15/12 - 08/15/18	8,330	9,264
3.38%, 11/30/12 - 11/15/19	11,670	12,549
3.63%, 12/31/12 - 02/15/20	12,000	13,117
3.88%, 02/15/13 (e)	405	438
2.75%, 02/28/13 - 02/15/19	15,140	15,958
2.50%, 03/31/13 - 06/30/17	6,665	7,011
3.13%, 04/30/13 - 05/15/19	16,085	17,271
3.50%, 05/31/13 - 05/15/20	7,440	8,119
4.25%, 11/15/13 (e)	1,800	2,000
2.00%, 11/30/13	670	697
2.25%, 05/31/14 - 01/31/15	5,550	5,827
2.63%, 06/30/14 - 08/15/20	19,085	20,198
2.38%, 08/31/14 - 03/31/16	11,000	11,596
2.38%, 10/31/14 - 07/31/17 (e)	5,600	5,853
2.13%, 11/30/14 - 05/31/15	6,700	6,992
2.50%, 04/30/15 (e)	3,900	4,135
1.25%, 08/31/15 (e)	2,800	2,799
5.13%, 05/15/16	$860	$1,030
3.25%, 05/31/16 (e)	1,485	1,626
3.25%, 06/30/16 - 03/31/17	10,000	10,924
3.00%, 08/31/16 - 02/28/17	4,500	4,848
3.00%, 09/30/16 (e)	1,500	1,618
1.88%, 08/31/17 (e)	2,500	2,498
3.75%, 11/15/18	3,765	4,206

		404,572

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 38.5%
Federal Farm Credit Bank - 0.2%
Federal Farm Credit Bank
2.13%, 06/18/12	1,000	1,027
1.88%, 12/07/12	500	513
3.88%, 10/07/13	500	545
2.12%, 09/08/16	200	201
2.95%, 12/13/18	200	200

		2,486
Federal Home Loan Bank - 1.4%
Federal Home Loan Bank
3.63%, 09/16/11 - 10/18/13	2,000	2,117
4.88%, 11/18/11	1,000	1,050
1.00%, 12/28/11 (e)	1,000	1,008
5.75%, 05/15/12 (e)	1,125	1,221
1.13%, 05/18/12	500	505
0.88%, 07/27/12	200	200
1.75%, 08/22/12	1,000	1,023
1.63%, 09/26/12	1,000	1,021
4.50%, 11/15/12	400	433
1.50%, 01/16/13	1,000	1,020
3.88%, 06/14/13 (e)	1,600	1,734

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

1.88%, 06/21/13	1,000	1,030
4.50%, 09/16/13 (e)	1,000	1,108
5.25%, 06/18/14	1,090	1,256
2.00%, 07/14/14	250	250
5.00%, 12/21/15	500	581
5.38%, 05/18/16 (e)	500	597
4.75%, 12/16/16 (e)	300	349
5.65%, 04/20/22	125	133
5.50%, 07/15/36	400	489

		17,125
Federal Home Loan Mortgage Corp. - 11.7%
Federal Home Loan Mortgage Corp.
5.50%, 09/15/11 - 10/01/39	23,625	25,197
1.00%, 11/18/11	500	500
5.75%, 01/15/12	1,150	1,228
2.13%, 03/23/12 - 10/29/13	2,250	2,301
5.13%, 07/15/12 - 10/18/16	1,598	1,790
1.25%, 09/28/12	50	50
4.63%, 10/25/12	300	325
1.13%, 01/14/13	200	201
4.50%, 01/15/13 - 06/01/40	31,004	32,514
1.80%, 02/25/13	600	603
1.63%, 04/15/13	500	511
2.00%, 05/03/13	400	401
3.50%, 05/29/13	1,400	1,502
1.40%, 07/26/13	500	501
1.15%, 09/03/13	250	250
1.20%, 09/24/13	500	500
4.13%, 09/27/13 (e)	2,000	2,194
4.88%, 11/15/13	500	562
1.45%, 02/24/14	250	251
6.50%, 06/01/14 - 03/01/39	3,291	3,596
5.05%, 01/26/15	100	115
2.88%, 02/09/15 (e)	1,000	1,065
4.38%, 07/17/15	300	340
7.00%, 08/01/15 - 08/01/37	$398	$441
2.25%, 08/12/15	250	253
4.75%, 01/19/16	2,100	2,423
3.00%, 07/14/16	250	252
6.00%, 12/01/16 - 11/01/39	12,249	13,242
3.75%, 03/27/19 (e)	2,000	2,175
4.00%, 05/01/19 - 08/01/40	11,509	11,937
5.00%, 07/01/19 - 07/01/40	24,470	25,831
6.75%, 09/15/29 - 03/15/31	180	250
7.50%, 11/01/31 - 04/01/32	193	220
6.00%, 01/01/32 - 10/15/40 , TBA (g)	2,811	3,027
6.25%, 07/15/32	600	806
5.81%, 01/01/37 (i)	73	79
6.01%, 01/01/37 (i)	308	332
5.63%, 02/01/37 (i)	335	359
4.50%, 08/01/40 - 10/15/40 , TBA (g)	3,497	3,640
5.00%, 10/15/40 , TBA (g)	1,700	1,786
6.50%, 10/15/40 , TBA (g)	500	544

		144,094
Federal National Mortgage Association - 19.2%
Federal National Mortgage Association
1.00%, 11/23/11 - 09/20/13	1,500	1,507
2.00%, 01/09/12 - 03/28/16	3,150	3,180
5.00%, 02/16/12 (e)	750	797
6.13%, 03/15/12	1,000	1,082
1.25%, 04/05/12 - 02/27/14	1,000	1,003
1.30%, 05/25/12	500	502
0.95%, 07/27/12	200	200
1.13%, 07/30/12 (e)	1,000	1,011
1.75%, 08/10/12 (e)	1,500	1,534
0.85%, 08/17/12	250	250
4.38%, 09/15/12 - 10/15/15 (e)	1,290	1,409

	Shares/Par (p)	Value

1.63%, 11/05/12	250	250
1.75%, 12/28/12 - 05/07/13	2,000	2,041
1.80%, 02/08/13 - 03/15/13	900	907
1.38%, 07/19/13	300	302
1.50%, 07/19/13 - 09/08/14	1,200	1,202
1.40%, 07/26/13	150	150
1.35%, 08/16/13	250	251
5.50%, 01/01/14 - 01/01/49	36,589	39,158
2.75%, 03/13/14	2,000	2,118
2.50%, 05/15/14	675	708
1.55%, 08/12/14	250	250
4.63%, 10/15/14	550	623
2.63%, 11/20/14 (e)	1,000	1,054
3.00%, 02/17/15	112	113
5.00%, 04/15/15 - 06/01/40	45,329	48,241
3.13%, 05/19/15	250	251
2.15%, 08/12/15	250	250
6.00%, 01/01/16 - 09/01/39	21,911	23,741
6.50%, 09/01/16 - 10/01/38	7,420	8,170
4.88%, 12/15/16	500	583
0.00%, 06/01/17 - 10/09/19 (j)	2,050	1,583
4.50%, 02/01/18 - 08/01/40	40,987	42,893
4.00%, 07/01/18 - 10/15/40	19,506	20,230
5.38%, 04/11/22	50	53
5.78%, 06/07/22	250	269
4.50%, 10/15/25 - 10/15/40 , TBA (g)	2,000	2,093
5.95%, 06/07/27	100	103
5.99%, 06/21/27	50	51
6.25%, 05/15/29	525	686
7.13%, 01/15/30	570	815
7.25%, 05/15/30 (e)	540	786
6.63%, 11/15/30	290	399
7.00%, 02/01/31 - 04/01/39	1,337	1,493
2.80%, 05/01/35 - 05/01/35 (i)	$301	$315
4.78%, 10/01/35 (i)	367	384
5.33%, 02/01/37 (i)	44	47
5.52%, 02/01/37 (i)	431	459
5.60%, 02/01/37 (i)	259	277
5.59%, 04/01/37 (i)	94	100
5.82%, 04/01/37 (i)	714	760
7.50%, 11/01/37	49	55
5.27%, 01/01/38 (i)	772	823
6.04%, 03/01/38 (i)	709	757
4.42%, 07/01/39 (i)	2,349	2,486
3.81%, 12/01/39 (i)	838	880
3.72%, 02/01/40 (i)	1,899	1,990
3.39%, 03/01/40 (i)	962	1,006
4.20%, 03/01/40 (i)	952	1,001
3.12%, 06/01/40 (i)	487	502
3.56%, 08/01/40 (i)	496	518
5.00%, 10/15/40 , TBA (g)	6,100	6,420
5.50%, 10/15/40 , TBA (g)	2,500	2,657
6.00%, 10/15/40 , TBA (g)	1,000	1,074

		236,803
Government National Mortgage Association - 6.0%
Government National Mortgage Association
8.00%, 04/15/30	19	23
8.50%, 06/15/30 - 12/15/30	6	7
6.50%, 01/15/32 - 10/15/38	2,063	2,275
6.00%, 05/15/32 - 12/15/39	7,197	7,833
5.00%, 03/15/33 - 07/20/40	22,796	24,359
5.50%, 07/15/33 - 03/15/40	10,953	11,816
7.00%, 11/15/36	193	214
4.50%, 03/15/38 - 06/15/40	19,581	20,650
4.00%, 06/15/39 - 07/20/40	1,618	1,676
4.50%, 10/15/40 , TBA (g)	3,500	3,682
5.50%, 10/15/40 , TBA (g)	500	538

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

6.00%, 10/15/40 , TBA (g)	500	543

		73,616

Total Government and Agency Obligations (cost $872,589)		909,365

SHORT TERM INVESTMENTS - 11.4%

Investment Company - 3.3%
JNL Money Market Fund, 0.10% (a) (h)	40,409	40,409

Securities Lending Collateral - 8.1%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	93,275	93,275
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	6,725	6,725

		100,000

Total Short Term Investments (cost $140,409)		140,409

Total Investments - 109.6% (cost $1,295,229)		1,350,339
Other Assets and Liabilities, Net - (9.6%)		(118,688)

Total Net Assets - 100.0%		$1,231,651

JNL/Mellon Capital Management Global Alpha Fund

SHORT TERM INVESTMENTS - 99.4%

Commercial Paper - 17.8%
Bank of Nova Scotia, 0.20%, 10/08/10	$2,000	$2,000
Bank of Nova Soctia, 0.20%, 10/18/10	1,500	1,500
Barclays US Funding Corp., 0.25%, 11/24/10	1,000	1,000
Credit Agricole SA, 0.28%, 11/04/10	2,000	2,000
European Investment Bank, 0.22%, 10/22/10	1,000	1,000
ING Funding LLC
0.47%, 10/06/10	1,000	1,000
0.25%, 10/08/10	1,500	1,500
Intesa Funding LLC, 0.28%, 12/06/10	2,000	1,999
Lloyds TSB Bank, 0.26%, 12/14/10	3,050	3,048
Natixis
0.30%, 10/08/10	1,000	1,000
0.35%, 12/10/10	1,000	999
Nestle SA, 0.33%, 10/12/10	1,500	1,500
Nordea Bank AB, 0.44%, 01/14/11	1,000	999
Santander Centro Hispanic Finance Inc., 0.53%, 10/04/10	2,000	2,000
Societe Generale
0.23%, 10/01/10	1,300	1,300
0.30%, 10/08/10	1,500	1,500
0.31%, 12/09/10	1,000	999
Toyota Motor Credit Corp., 0.28%, 12/01/10	1,600	1,599
UBS Finance LLC, 0.21%, 12/23/10	1,500	1,499

		28,442

Federal Home Loan Bank - 16.2%
Federal Home Loan Bank
0.14%, 10/06/10 - 10/18/10	7,000	7,000
0.13%, 10/08/10	12,000	12,000
0.15%, 10/13/10	7,000	6,999

		25,999

Federal Home Loan Mortgage Corp. - 16.6%
Federal Home Loan Mortgage Corp.
0.14%, 10/13/10 - 10/18/10	4,700	4,700
0.12%, 10/19/10	1,000	1,000

	Shares/Par (p)	Value

0.09%, 10/25/10	20,800	20,799

		26,499

Federal National Mortgage Association - 16.2%
Federal National Mortgage Association
0.02%, 10/01/10	1,785	1,785
0.14%, 10/02/10	4,000	4,000
0.13%, 10/06/10	20,214	20,213

		25,998

Investment Company - 3.5%
JNL Money Market Fund, 0.10% (a) (h)	5,524	5,524

Treasury Securities - 29.1%
U.S. Treasury Bill
0.14%, 10/21/10	8,000	7,999
0.15%, 11/18/10	5,580	5,579
0.14%, 11/26/10	26,720	26,714
0.14%, 12/23/10 (o)	6,335	6,333

		46,625

Total Short Term Investments (cost $159,087)		159,087

Total Investments - 99.4% (cost $159,087)		159,087
Other Assets and Liabilities, Net - 0.6%		1,038

Total Net Assets - 100.0%		$160,125

JNL/Oppenheimer Global Growth Fund

COMMON STOCKS - 97.4%

CONSUMER DISCRETIONARY - 15.1%
Bayerische Motoren Werke AG	19	$1,362
Bulgari SpA (e)	234	2,122
Carnival Corp.	154	5,890
Grupo Televisa SA - ADR (e)	185	3,491
Inditex SA	65	5,173
Lottomatica SpA (e)	57	869
LVMH Moet Hennessy Louis Vuitton SA	44	6,475
McDonald’s Corp.	77	5,748
Shuffle Master Inc. (c)	88	743
Sony Corp.	175	5,398
Tiffany & Co.	117	5,477
Tod’s SpA	36	3,463
Walt Disney Co.	165	5,463
Wire & Wireless India Ltd. (c)	217	67
Zee Entertainment Enterprises Ltd.	272	1,814

		53,555

CONSUMER STAPLES - 9.1%
Cia de Bebidas das Americas - ADR (e)	28	3,474
Colgate-Palmolive Co.	65	4,972
Fomento Economico Mexicano SAB de CV (e)	911	4,631
Grupo Modelo SAB de CV (e)	476	2,631
Nestle SA	71	3,790
Shinsegae Co. Ltd.	1	424
Tesco Plc	478	3,185
Unilever Plc	153	4,423
Wal-Mart Stores Inc.	91	4,868

		32,398

ENERGY - 3.7%
Technip SA (e)	59	4,769
Total SA	79	4,088
Transocean Ltd. (c)	65	4,155

		13,012

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

FINANCIALS - 16.3%
3i Group Plc	360	1,621
AFLAC Inc.	79	4,103
Allianz SE	43	4,847
Banco Bilbao Vizcaya Argentaria SA	303	4,096
Credit Suisse Group AG	200	8,555
Dai-Ichi Life Insurance Co. Ltd.	3	3,400
Fidelity National Financial Inc. - Class A	132	2,070
Goldman Sachs Group Inc.	24	3,512
HSBC Holdings Plc (e)	496	5,100
Investor AB - Class B	204	4,134
SLM Corp. (c)	308	3,556
Societe Generale - Class A	45	2,581
Sumitomo Mitsui Financial Group Inc.	63	1,841
UBS AG (c)	294	4,993
XL Group Plc - Class A	163	3,528

		57,937

HEALTH CARE - 7.3%
Aetna Inc.	139	4,407
Amylin Pharmaceuticals Inc. (c) (e)	113	2,351
Basilea Pharmaceutical AG (c)	3	168
Dendreon Corp. (c)	32	1,300
Gilead Sciences Inc. (c)	32	1,150
Mitsubishi Tanabe Pharma Corp.	109	1,776
Regeneron Pharmaceuticals Inc. (c)	27	733
Roche Holding AG	28	3,831
Theravance Inc. (c) (e)	79	$1,595
WellPoint Inc. (c)	82	4,649
Zimmer Holdings Inc. (c)	73	3,809

		25,769

INDUSTRIALS - 14.5%
3M Co.	60	5,202
Assa Abloy AB	213	5,381
Emerson Electric Co.	61	3,204
Empresa Brasileira de Aeronautica SA - ADR (e)	120	3,407
European Aeronautic Defence & Space Co. NV (c)	192	4,776
Fanuc Ltd.	18	2,292
Koninklijke Philips Electronics NV	160	5,018
Lockheed Martin Corp.	24	1,739
Nidec Corp. (e)	24	2,115
Prysmian SPA	92	1,685
Raytheon Co.	35	1,595
Secom Co. Ltd.	56	2,520
Siemens AG	94	9,914
TNT NV	100	2,691

		51,539

INFORMATION TECHNOLOGY - 27.8%
Adobe Systems Inc. (c)	146	3,816
Altera Corp.	222	6,683
Automatic Data Processing Inc.	94	3,967
Corning Inc.	223	4,085
eBay Inc. (c)	340	8,286
Hoya Corp.	142	3,471
Infosys Technologies Ltd.	85	5,788
Intuit Inc. (c)	160	7,007
Juniper Networks Inc. (c) (e)	241	7,311
Keyence Corp.	13	2,851
Kyocera Corp.	22	2,098
Maxim Integrated Products Inc.	195	3,601
MediaTek Inc.	217	3,055
Microsoft Corp.	242	5,925
Murata Manufacturing Co. Ltd.	73	3,842

	Shares/Par (p)	Value

Nintendo Co. Ltd.	8	2,074
SAP AG	125	6,191
Taiwan Semiconductor Manufacturing Co. Ltd.	1,817	3,605
Telefonaktiebolaget LM Ericsson	1,356	14,884

		98,540

MATERIALS - 0.6%
Linde AG	17	2,160

TELECOMMUNICATION SERVICES - 2.2%
America Movil SAB de CV - ADR	16	873
KDDI Corp. (e)	1	3,374
Vodafone Group Plc	1,500	3,701

		7,948

UTILITIES - 0.8%
Fortum Oyj	107	2,793

Total Common Stocks (cost $327,322)		345,651

PREFERRED STOCKS - 1.1%

CONSUMER DISCRETIONARY - 1.1%
Bayerische Motoren Werke AG	82	3,782

Total Preferred Stocks (cost $2,660)		3,782

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$753	$39

Total Non-U.S. Government Agency Asset-Backed Securities (cost $753)		39

SHORT TERM INVESTMENTS - 7.5%

Investment Company - 1.3%
JNL Money Market Fund, 0.10% (a) (h)	4,813	4,813

Securities Lending Collateral - 6.2%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	20,580	20,580
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	1,438	1,438

		22,018

Total Short Term Investments (cost $26,831)		26,831

Total Investments - 106.0% (cost $357,566)		376,303
Other Assets and Liabilities, Net - (6.0%)		(21,458)

Total Net Assets - 100.0%		$354,845

JNL/PAM Asia ex-Japan Fund

COMMON STOCKS - 96.9%

CONSUMER DISCRETIONARY - 2.9%
Esprit Holdings Ltd.	147	$798
Hankook Tire Co. Ltd.	31	909
Kangwon Land Inc.	44	948
PT Astra International Tbk	142	899

		3,554

CONSUMER STAPLES - 3.7%
Hengan International Group Co. Ltd.	119	1,182
Shinsegae Co. Ltd.	6	3,236

		4,418

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

ENERGY - 8.7%
Banpu Public Co. Ltd.	83	1,949
Cairn India Ltd. (c)	141	1,049
China Petroleum & Chemical Corp. (e)	2,206	1,956
China Shenhua Energy Co. Ltd.	355	1,466
CNOOC Ltd.	1,248	2,419
GS Holdings Corp.	34	1,630

		10,469

FINANCIALS - 29.1%
Alam Sutera Realty Tbk PT	32,054	736
AMMB Holdings Bhd	977	1,877
Bangkok Bank Public Co. Ltd.	519	2,760
Bank of China Ltd. (e)	7,426	3,895
China Construction Bank Corp.	2,767	2,425
China Pacific Insurance Group Co. Ltd.	572	2,148
DBS Group Holdings Ltd.	154	1,653
Hana Financial Group Inc.	41	1,223
Hang Seng Bank Ltd.	147	2,156
Henderson Land Development Co. Ltd.	391	2,782
Infrastructure Development Finance Co. Ltd.	454	2,050
Korea Exchange Bank	106	1,278
Metropolitan Bank & Trust Co.	868	1,383
Ping an Insurance Group Co. of China Ltd.	80	812
Rural Electrification Corp. Ltd.	142	1,087
Samsung Fire & Marine Insurance Co. Ltd.	19	3,217
Sino-Ocean Land Holdings Ltd. (e)	1,974	1,371
Wharf Holdings Ltd.	157	1,009
Yuanta Financial Holding Co. Ltd.	2,200	1,338

		35,200

HEALTH CARE - 1.8%
Ranbaxy Laboratories Ltd. (c)	176	2,184

INDUSTRIALS - 13.3%
Aditya Birla Nuvo Ltd.	18	350
Far Eastern New Century Corp	1,501	2,065
Hutchison Whampoa Ltd.	437	4,078
Hyundai Engineering & Construction Co. Ltd.	40	2,524
IVRCL Infrastructures & Projects Ltd.	273	973
S1 Corp.	19	1,026
SembCorp Industries Ltd.	696	2,307
Suzlon Energy Ltd. (c)	471	549
Tata Motors Ltd.	127	2,267

		16,139

INFORMATION TECHNOLOGY - 20.3%
AAC Acoustic Technologies Holdings Inc.	1,522	3,319
Acer Inc.	413	1,051
Foxconn Technology Co. Ltd.	577	1,827
HON HAI Precision Industry Co. Ltd.	693	2,607
Largan Precision Co. Ltd.	71	1,352
Mphasis Ltd.	128	1,768
Samsung Electronics Co. Ltd.	7	$4,600
Shanda Games Ltd. - ADR (c)	256	1,372
Sohu.com Inc. (c) (e)	28	1,610
Taiwan Semiconductor Manufacturing Co. Ltd.	1,698	3,369
Wistron Corp.	904	1,650

		24,525

MATERIALS - 7.2%
China Resources Cement Holdings Ltd. (c)	1,132	667
China Shanshui Cement Group Ltd.	2,979	1,828
China Zhongwang Holdings Ltd. (e)	580	360
Hindalco Industries Ltd.	430	1,884
Huabao International Holdings Ltd.	621	968
POSCO Inc.	3	1,181
Sterlite Industries India Ltd.	175	648

	Shares/Par (p)	Value

Xingda International Holdings Ltd.	1,251	1,120

		8,656

TELECOMMUNICATION SERVICES - 7.0%
Axiata Group Bhd (c)	1,372	1,947
China Mobile Ltd.	147	1,505
China Unicom Hong Kong Ltd. (e)	2,328	3,408
KT Corp.	3	101
Telekomunikasi Indonesia Tbk PT	1,490	1,536

		8,497

UTILITIES - 2.9%
GVK Power & Infrastructure Ltd. (c)	1,436	1,486
Korea Electric Power Corp. (c)	78	2,004

		3,490

Total Common Stocks (cost $104,487)		117,132

WARRANTS - 0.0%
Henderson Land Development Co. Ltd. (c) (e)	77	22

Total Warrants (cost $0)		22

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$22	1

Total Non-U.S. Government Agency Asset-Backed Securities (cost $21)		1

SHORT TERM INVESTMENTS - 7.8%

Investment Company - 3.7%
JNL Money Market Fund, 0.10% (a) (h)	4,472	4,472

Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	4,930	4,930
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	67	67

		4,997

Total Short Term Investments (cost $9,469)		9,469

Total Investments - 104.7% (cost $113,977)		126,624
Other Assets and Liabilities, Net - (4.7%)		(5,737)

Total Net Assets - 100.0%		$120,887

JNL/PAM China-India Fund

COMMON STOCKS - 95.1%

CONSUMER DISCRETIONARY - 10.0%
BYD Co. Ltd. (e)	693	$5,572
Focus Media Holding Ltd. - ADR (c) (e)	417	10,128
GOME Electrical Appliances Holdings Ltd. (c) (e)	8,810	2,657
Mahindra & Mahindra Ltd.	352	5,414
Shenzhou International Group Holdings Ltd.	1,254	1,532
Sun TV Network Ltd.	434	5,013

		30,316

CONSUMER STAPLES - 3.1%
Colgate-Palmolive India Ltd.	269	5,211
ITC Ltd.	1,077	4,274

		9,485

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

ENERGY - 13.4%
China Petroleum & Chemical Corp. (e)	7,054	6,255
China Shenhua Energy Co. Ltd.	567	2,344
CNOOC Ltd.	4,304	8,343
Oil & Natural Gas Corp. Ltd.	191	5,974
Oil India Ltd.	108	3,622
Reliance Industries Ltd.	643	14,119

		40,657

FINANCIALS - 32.9%
Axis Bank Ltd.	260	8,908
Bank of China Ltd.	41,983	22,023
China Pacific Insurance Group Co. Ltd.	1,474	5,536
Evergrande Real Estate Group Ltd. (e)	8,523	2,878
Franshion Properties China Ltd. (e)	11,218	3,326
ICICI Bank Ltd.	448	11,105
Industrial & Commercial Bank of China	16,859	12,559
Infrastructure Development Finance Co. Ltd.	1,400	6,318
LIC Housing Finances Ltd.	219	7,002
Mahindra & Mahindra Financial Services Ltd.	234	3,360
Ping an Insurance Group Co. of China Ltd.	704	7,181
Rural Electrification Corp. Ltd.	972	7,418
Sino-Ocean Land Holdings Ltd. (e)	3,539	2,458

		100,072

HEALTH CARE - 2.5%
Dr. Reddy’s Laboratories Ltd.	236	7,579

INDUSTRIALS - 5.2%
Bharat Heavy Electricals Ltd.	62	3,429
Mundra Port and Special Economic Zone Ltd.	374	1,396
Sinotrans Shipping Ltd.	4,349	1,838
Tata Motors Ltd.	171	4,178
Tata Motors Ltd. - Class A	284	5,048

		15,889

INFORMATION TECHNOLOGY - 11.5%
AAC Acoustic Technologies Holdings Inc.	1,002	2,185
Infosys Technologies Ltd.	225	15,247
Mphasis Ltd.	372	5,142
OnMobile Global Ltd. (c)	287	2,197
Sohu.com Inc. (c) (e)	116	6,695
Travelsky Technology Ltd.	3,450	3,482

		34,948

MATERIALS - 9.3%
China Resources Cement Holdings Ltd. (c)	7,202	4,242
China Zhongwang Holdings Ltd. (e)	8,930	5,536
Fosun International Ltd.	3,873	3,080
Hindalco Industries Ltd.	1,263	5,541
Huabao International Holdings Ltd.	2,743	$4,278
Sterlite Industries India Ltd.	408	1,515
Ultratech Cement Ltd.	60	1,425
Xingda International Holdings Ltd.	3,008	2,694

		28,311

TELECOMMUNICATION SERVICES - 5.4%
China Mobile Ltd.	656	6,712
China Unicom Hong Kong Ltd. (e)	6,595	9,656

		16,368

UTILITIES - 1.8%
GAIL India Ltd.	444	4,721
GVK Power & Infrastructure Ltd. (c)	753	779

		5,500

Total Common Stocks (cost $245,651)		289,125

	Shares/Par (p)	Value

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$40	2

Total Non-U.S. Government Agency Asset-Backed Securities (cost $40)		2

SHORT TERM INVESTMENTS - 12.5%

Investment Company - 4.4%
JNL Money Market Fund, 0.10% (a) (h)	13,221	13,221

Securities Lending Collateral - 8.1%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	24,660	24,660
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	80	80

		24,740

Total Short Term Investments (cost $37,961)		37,961

Total Investments - 107.6% (cost $283,652)		327,088
Other Assets and Liabilities, Net - (7.6%)		(23,074)

Total Net Assets - 100.0%		$304,014

JNL/PIMCO Real Return Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.9%
ACE Securities Corp. REMIC, 0.35%, 06/25/37 (i)	$262	$235
American General Mortgage Loan Trust REMIC, 5.15%, 03/25/40 (s) (i)	4,496	4,618
American Home Mortgage Assets REMIC, 0.45%, 09/25/46 (i)	5,067	2,691
American Money Management Corp., 0.54%, 05/03/18 (s) (f) (i)	500	476
Aquilae CLO Plc - Series 2006-1X, 1.34%, 01/17/23 (q) (f) (i), EUR	2,366	2,825
ARES CLO Funds, 0.52%, 03/12/18 (s) (f) (i)	1,484	1,413
Arkle Master Issuer Plc
0.46%, 02/17/52 (s) (i)	14,700	14,523
REMIC, 1.52%, 05/17/60 (s) (i)	4,000	3,986
Arran Residential Mortgages Funding Plc, 2.20%, 05/16/47 (q) (r) (f), EUR	800	1,089
Banc of America Commercial Mortgage Inc. REMIC, 5.89%, 07/10/44 (i)	2,000	2,129
Banc of America Large Loan Inc. REMIC, 5.70%, 06/24/50 (q) (r) (i)	1,100	1,213
Banc of America Large Loans Inc. REMIC, 0.77%, 08/15/29 (s) (i)	1,080	993
Banc of America Mortgage Securities Inc. REMIC, 2.87%, 06/25/35 (i)	392	336
Bank of America Auto Trust, 1.16%, 02/15/12 (s)	168	168
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.76%, 05/25/33 (i)	96	97
3.35%, 02/25/34 (i)	676	574
3.69%, 11/25/34 (i)	672	640
3.46%, 01/25/35 (i)	1,306	1,260
5.01%, 01/25/35 (i)	564	567
2.93%, 03/25/35 (i)	114	109
3.12%, 03/25/35 (i)	770	632
2.30%, 08/25/35 (i)	117	112

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

2.56%, 08/25/35 (i)	200	189
Bear Stearns Alt-A Trust REMIC
5.01%, 01/25/36 (i)	938	558
3.02%, 08/25/36 (i)	376	192
Bear Stearns Asset Backed Securities Trust REMIC, 1.26%, 10/25/37 (i)	1,092	846
Bear Stearns Commercial Mortgage Securities Inc. Principal Only REMIC, 05/18/11 (s) (f)	2,200	2,163
Bear Stearns Structured Products Inc. REMIC
3.01%, 01/26/36 (i)	1,050	726
5.44%, 12/26/46 (i)	1,086	772
Capital Auto Receivables Asset Trust, 1.71%, 10/15/12 (i)	8,087	8,138
Chase Mortgage Finance Corp. REMIC, 2.90%, 02/25/37 (i)	229	215
Chevy Chase Mortgage Funding Corp. REMIC, 0.39%, 05/25/48 (s) (i)	1,056	392
Citigroup Mortgage Loan Trust Inc. REMIC
2.51%, 08/25/35 (i)	135	127
2.56%, 08/25/35 (i)	184	171
2.92%, 08/25/35 (i)	924	486
0.34%, 01/25/37 (i)	271	217
0.32%, 05/25/37 (i)	625	490
0.32%, 05/25/37 (i)	396	367
5.86%, 09/25/37 (i)	3,054	2,233
College Loan Corp. Trust, 0.75%, 01/25/24 (i)	800	799
Countrywide Asset-Backed Certificates REMIC
0.44%, 09/25/36 (i)	692	553
0.36%, 09/25/37 (i)	$335	$319
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.98%, 08/25/34 (i)	560	404
3.07%, 04/20/35 (i)	686	655
Credit Suisse Mortgage Capital Certificates REMIC
5.47%, 07/18/16 (s) (f)	1,400	1,530
5.86%, 02/25/37 (i)	1,147	697
5.38%, 02/15/40 (s)	1,000	1,051
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.38%, 07/25/37 (s) (i)	422	373
CS First Boston Mortgage Securities Corp. REMIC, 2.75%, 04/25/34 (i)	693	668
Deutsche Bank Alternate Loan Trust REMIC, 0.35%, 08/25/37 (i)	120	120
First Franklin Mortgage Loan Asset Backed Certificates REMIC, 0.31%, 11/25/36 (i)	144	142
First Horizon Asset Securities Inc. REMIC, 2.84%, 07/25/33 (i)	753	734
First NLC Trust REMIC, 0.33%, 08/25/37 (s) (i)	582	401
Ford Credit Auto Owner Trust
2.00%, 12/15/11	173	173
2.76%, 01/15/12 (i)	8,774	8,896
Gallatin Funding Ltd., 0.63%, 08/15/17 (s) (f) (i)	1,200	1,123
GE Capital Commercial Mortgage Corp. REMIC, 4.71%, 05/10/43	95	95
GMAC Commercial Mortgage Securities Inc. REMIC, 5.24%, 11/10/45 (i)	2,000	2,153
Gracechurch Mortgage Financing Plc, 0.43%, 11/20/56 (q) (r) (i)	475	467
Granite Master Issuer Plc
0.30%, 12/20/54 (i)	1,346	1,254
0.35%, 12/20/54 (i)	292	272
0.36%, 12/20/54 (i)	409	381
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39 (e)	4,000	4,216
GS Mortgage Securities Corp. REMIC, 4.59%, 07/10/20 (s)	4,300	4,614

	Shares/Par (p)	Value

GS Mortgage Securities Corp. II
0.35%, 03/06/20 (s) (i)	424	411
0.39%, 03/06/20 (s) (i)	3,100	2,961
GSR Mortgage Loan Trust REMIC, 3.33%, 01/25/35 (i)	565	482
Harborview Mortgage Loan Trust REMIC, 2.92%, 04/19/34 (i)	753	626
Honda Auto Receivables Owner Trust, 1.50%, 08/15/11	118	118
HSBC Home Equity Loan Trust REMIC, 5.91%, 03/20/36 (i)	1,222	1,233
HSI Asset Securitization Corp. REMIC, 0.32%, 05/25/37 (i)	237	231
Indymac Index Mortgage Loan Trust REMIC, 2.83%, 03/25/35 (i)	1,322	1,126
IndyMac Index Mortgage Loan Trust REMIC, 5.05%, 11/25/35 (i)	1,693	1,511
IndyMac Residential Asset Backed Trust REMIC
0.39%, 04/25/37 (i)	183	181
0.34%, 07/25/37 (i)	58	58
JP Morgan Mortgage Trust REMIC
3.11%, 08/25/35 (i)	914	789
3.15%, 08/25/35 (i)	639	563
5.42%, 09/25/35 (i)	259	247
5.57%, 07/27/37 (s) (f)	1,442	1,277
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 3.01%, 07/25/35 (i)	585	553
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	$6,200	$6,532
Lehman Brothers Mortgage Loan Trust REMIC, 0.35%, 06/25/37 (s) (i)	467	178
Magnolia Funding Ltd., 3.00%, 04/20/17 (s), EUR	833	1,134
MASTR Adjustable Rate Mortgages Trust REMIC, 2.38%, 12/25/33 (i)	1,441	1,287
MASTR Asset Backed Securities Trust REMIC, 0.34%, 05/25/37 (i)	256	247
Merrill Lynch First Franklin Mortgage Loan Trust REMIC, 0.32%, 06/25/37 (i)	171	170
Merrill Lynch Mortgage Investors Inc. REMIC
2.57%, 02/25/33 (i)	282	270
2.85%, 02/25/34 (i)	642	617
MLCC Mortgage Investors Inc. REMIC, 4.25%, 10/25/35 (i)	873	746
Morgan Stanley Capital I REMIC, 0.32%, 05/25/37 (i)	366	303
Morgan Stanley Dean Witter Capital I REMIC, 7.66%, 03/11/16 (s) (i)	1,000	1,028
Nationstar Home Equity Loan Trust REMIC, 0.32%, 06/25/37 (i)	307	302
Nautique Funding Ltd. - Series 2006-1A, 0.78%, 04/15/20 (q) (r) (f) (i)	481	431
Navigare Funding CLO Ltd., 0.61%, 05/20/19 (s) (f) (i)	500	466
Navigator CDO Ltd., 1.23%, 11/15/15 (s) (f) (i)	1,064	1,035
Nelnet Student Loan Trust, 1.20%, 07/25/18 (i)	1,100	1,110
New York Life Investment Management Flatiron CLO Ltd., 0.64%, 08/08/20 (q) (r) (f) (i)	500	463
Provident Funding Mortgage Loan Trust REMIC, 2.77%, 08/25/33 (i)	522	495
RBSCF Trust REMIC, 6.22%, 12/16/49 (q) (r) (f) (i)	1,700	1,875
Residential Asset Mortgage Products Inc. REMIC, 0.34%, 02/25/37 (i)	609	604
Residential Asset Securities Corp. REMIC, 0.37%, 04/25/37 (i)	176	172

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	283	293
Securitized Asset Backed Receivables LLC Trust REMIC, 0.39%, 05/25/37 (i)	462	352
SLC Student Loan Trust, 0.69%, 09/15/14 (i)	10	10
SLM Student Loan Trust
0.95%, 01/25/17 (i)	3,100	3,108
0.50%, 04/25/17 (i)	211	212
0.61%, 04/25/17 (i)	300	300
1.91%, 12/15/17 (s) (i)	2,442	2,443
2.00%, 04/25/23 (i)	9,815	10,157
0.96%, 10/25/23 (i), EUR	2,700	3,457
REMIC, 0.54%, 04/25/19 (i)	6,300	6,072
Structured Adjustable Rate Mortgage Loan Trust REMIC, 2.78%, 02/25/34 (i)	959	920
Structured Asset Mortgage Investments Inc. REMIC
0.59%, 10/19/34 (i)	47	42
0.36%, 09/25/47 (i)	116	116
Swan 2010-1, 4.29%, 04/25/41, AUD	867	834
Symphony CLO Ltd., 0.62%, 05/15/19 (q) (r) (f) (i)	2,200	2,015
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	485	283
Thornburg Mortgage Securities Trust REMIC
0.36%, 03/25/37 (i)	1,737	1,679
0.36%, 03/25/37 (i)	900	877
Vornado DP LLC, 4.00%, 09/13/20 (q) (r)	4,600	4,732
Wachovia Bank Commercial Mortgage Trust REMIC
0.34%, 06/15/20 (s) (i)	$1,045	$918
0.35%, 09/15/21 (s) (i)	1,432	1,329
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 5.26%, 12/25/35 (i)	558	509
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.38%, 03/25/33 (i)	192	183
2.70%, 06/25/33 (i)	623	597
2.78%, 09/25/33 (i)	665	671
1.37%, 08/25/46 (i)	1,690	1,061
1.14%, 05/25/47 (i)	786	502
Wells Fargo Mortgage Backed Securities Trust REMIC
4.99%, 12/25/34 (i)	730	717
5.22%, 04/25/36 (i)	2,517	2,253
Wood Street CLO BV, 1.39%, 03/29/21 (q) (r) (f) (i), EUR	596	731

Total Non-U.S. Government Agency Asset-Backed Securities (cost $172,555)		170,263

CORPORATE BONDS AND NOTES - 25.8%

CONSUMER DISCRETIONARY - 0.1%
Macy’s Retail Holdings Inc., 7.45%, 07/15/17	1,000	1,117

CONSUMER STAPLES - 0.1%
Reynolds American Inc., 0.99%, 06/15/11 (i)	700	701
WM Wrigley Jr. Co., 1.66%, 06/28/11 (s) (i)	1,500	1,500

		2,201

ENERGY - 0.4%
Gaz Capital SA, 7.34%, 04/11/13 (s) (e)	300	327
Kinder Morgan Energy Partners LP, 5.70%, 01/05/16	5,000	5,156
Petroleos Mexicanos, 5.50%, 01/21/21 (s)	1,200	1,278

		6,761

	Shares/Par (p)	Value

FINANCIALS - 23.6%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (s)	3,300	3,508
Ally Financial Inc.
7.25%, 03/02/11	1,300	1,323
5.38%, 06/06/11	500	505
6.88%, 09/15/11	500	516
American Express Bank FSB, 0.39%, 05/29/12 (i) (e)	800	793
American Express Credit Corp., 0.38%, 02/24/12 (i)	1,700	1,689
American International Group Inc.
0.63%, 10/18/11 (i) (e)	1,000	985
5.05%, 10/01/15	1,200	1,221
5.85%, 01/16/18 (e)	1,100	1,138
8.25%, 08/15/18 (e)	1,000	1,165
8.18%, 05/15/58 (i)	4,700	4,700
ANZ National International Ltd.
6.20%, 07/19/13 (s)	2,000	2,223
0.79%, 08/19/14 (s) (i)	2,000	2,015
Australia & New Zealand Banking Group Ltd., 0.57%, 06/18/12 (s) (i)	5,000	5,008
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (s)	3,900	3,896
Bank of America Corp., 5.38%, 06/15/14	600	648
Bank of Montreal, 2.85%, 06/09/15 (s)	5,500	5,789
Bank of Scotland Plc, 4.88%, 04/15/11 (q)	1,400	1,431
Barclays Bank Plc
7.43% (callable at 100 beginning 12/15/17) (s) (m)	$200	$204
6.05%, 12/04/17 (s)	2,000	2,169
Citibank NA, 1.38%, 08/10/11	11,100	11,204
Citigroup Inc.
5.25%, 02/27/12 (e)	1,300	1,365
5.30%, 10/17/12 (e)	1,000	1,066
5.50%, 04/11/13	1,200	1,287
0.71%, 11/05/14 (i)	800	742
Commonwealth Bank of Australia
0.95%, 07/12/13 (s) (i)	14,700	14,729
0.79%, 06/25/14 (s) (i)	3,800	3,818
0.57%, 09/17/14 (s) (i)	3,800	3,787
Countrywide Financial Corp., 5.80%, 06/07/12 (e)	7,000	7,436
DanFin Funding Ltd., 1.23%, 07/16/13 (s) (i)	5,800	5,792
Dexia Credit Local
0.94%, 09/23/11 (s) (i)	1,300	1,305
0.69%, 03/05/13 (s) (i)	3,100	3,089
0.96%, 04/29/14 (s) (i)	18,700	18,622
Ford Motor Credit Co. LLC
7.25%, 10/25/11	3,150	3,307
7.80%, 06/01/12	650	691
7.00%, 10/01/13	2,200	2,360
General Electric Capital Corp.
0.29%, 09/21/12 (i)	15,200	15,209
0.29%, 12/21/12 (i)	34,600	34,615
Goldman Sachs Group Inc., 0.60%, 02/06/12 (i)	700	696
HSBC Finance Corp.
0.63%, 08/09/11 (i)	2,700	2,697
0.77%, 04/24/12 (i) (e)	3,602	3,572
0.87%, 07/19/12 (i) (e)	1,200	1,188
ING Bank NV, 1.16%, 01/13/12 (s) (i)	7,700	7,694
International Lease Finance Corp.
0.62%, 07/01/11 (i)	2,000	1,931
6.38%, 03/25/13	700	704
5.63%, 09/20/13	1,100	1,079
6.63%, 11/15/13	500	501
6.50%, 09/01/14 (s)	1,000	1,072

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

6.75%, 09/01/16 (s)	900	963
7.13%, 09/01/18 (s) (e)	1,700	1,832
JPMorgan Chase & Co., 6.95%, 08/10/12 (e)	1,100	1,216
LeasePlan Corp. NV, 3.00%, 05/07/12 (s)	1,800	1,860
Lehman Brothers Holdings Inc.
6.20%, 09/26/14 (d)	200	44
6.88%, 05/02/18 (d)	1,200	282
7.00%, 09/27/27 (d)	100	22
Macquarie Bank Ltd., 4.10%, 12/17/13 (q) (e)	27,200	29,688
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	1,000	1,106
Merrill Lynch & Co. Inc.
0.67%, 11/01/11 (i) (e)	3,800	3,786
0.52%, 06/05/12 (i)	1,000	985
6.05%, 08/15/12	12,300	13,202
1.63%, 09/27/12 (i), EUR	600	791
5.45%, 07/15/14 (e)	200	216
Metropolitan Life Global Funding I
0.93%, 07/13/11 (s) (i)	400	401
1.42%, 09/17/12 (s) (i)	1,100	1,120
Morgan Stanley - Series 1
1.15%, 12/01/11 (i)	2,000	2,020
0.78%, 01/09/12 (i)	9,700	9,642
1.22%, 03/01/13 (i), EUR	2,100	2,720
2.88%, 05/14/13 (i)	2,600	2,650
0.83%, 01/09/14 (i)	5,300	5,010
1.01%, 10/15/15 (i)	1,000	917
0.97%, 10/18/16 (i)	1,000	879
National Australia Bank Ltd.
5.35%, 06/12/13 (s)	$1,700	$1,863
0.79%, 07/08/14 (s) (i)	1,900	1,917
New York Life Global Funding, 4.65%, 05/09/13 (s)	1,800	1,949
NIBC Bank NV, 2.80%, 12/02/14 (s) (e)	15,100	15,752
Pacific Life Global Funding, 5.15%, 04/15/13 (s)	500	540
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (s)	1,000	1,110
Racers Trust, 0.52%, 07/25/17 (q) (r) (f) (i)	1,000	974
Royal Bank of Scotland Group Plc, 0.56%, 03/30/12 (s) (i)	18,800	18,787
Royal Bank of Scotland Plc
1.45%, 10/20/11 (s)	15,300	15,413
3.00%, 12/09/11 (s)	1,600	1,643
1.41%, 04/23/12 (i)	400	403
2.76%, 08/23/13 (i)	19,700	20,098
Santander US Debt SA Unipersonal, 1.09%, 03/30/12 (s) (i)	12,700	12,524
SLM Corp.
1.23%, 04/26/11 (i), EUR	400	535
0.73%, 10/25/11 (i)	1,400	1,336
5.05%, 11/14/14 (e)	600	571
Svenska Handelsbanken AB, 1.29%, 09/14/12 (s) (i)	4,300	4,317
TransCapitalInvest Ltd., 7.70%, 08/07/13 (s) (e)	1,500	1,657
UBS AG Stamford
1.44%, 02/23/12 (i)	4,000	4,023
2.25%, 08/12/13	7,100	7,172
Wachovia Corp.
0.64%, 04/23/12 (i)	6,400	6,373
2.24%, 05/01/13 (i) (e)	4,200	4,322
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (m)	1,300	1,368
0.69%, 10/28/15 (i)	500	472
Wells Fargo Capital XIII, 7.70%, (callable at 100 beginning 03/26/13) (m)	800	830
Westpac Banking Corp.
3.59%, 08/14/14 (s)	2,000	2,147

	Shares/Par (p)	Value

0.57%, 09/10/14 (s) (i)	700	701
Westpac Securities NZ Ltd., 2.50%, 05/25/12 (s)	2,700	2,763

		405,396

HEALTH CARE - 0.3%
Amgen Inc. - Series A, 0.13%, 02/01/11	700	697
HCA Inc., 7.25%, 09/15/20 (e)	4,700	5,029

		5,726

INDUSTRIALS - 0.3%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,100
PACCAR Inc., 1.47%, 09/14/12 (i)	3,700	3,773

		4,873

INFORMATION TECHNOLOGY - 0.3%
Seagate Technology Inc., 6.38%, 10/01/11 (e)	5,000	5,150
MATERIALS - 0.3%
Dow Chemical Co.
2.67%, 08/08/11 (i)	4,000	4,048
4.85%, 08/15/12	1,000	1,059
Rexam Plc, 6.75%, 06/01/13 (s)	700	759

		5,866

TELECOMMUNICATION SERVICES - 0.4%
Telefonica Emisiones SAU, 0.77%, 02/04/13 (i)	4,641	4,543
Verizon Wireless Capital LLC, 3.75%, 05/20/11	$1,300	$1,326

		5,869

Total Corporate Bonds and Notes (cost $434,193)		442,959

GOVERNMENT AND AGENCY OBLIGATIONS - 100.5%

GOVERNMENT SECURITIES - 96.8%
Municipals - 0.1%
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	475	368
Tobacco Settlement Financing Corp., 4.75%, 06/01/34	1,000	705
Tobacco Settlement Funding Corp., 5.00%, 06/01/41	200	138

		1,211
Sovereign - 2.3%
Australian Government Bond, 3.00%, 09/20/25, AUD	10,800	11,494
Canada Housing Trust, 2.45%, 12/15/15 (s), CAD	10,900	10,766
New South Wales Treasury Corp., 2.75%, 11/20/25, AUD	6,100	6,094
Societe Financement de l’Economie Francaise
2.13%, 01/30/12 (s) (e)	400	408
0.73%, 07/16/12 (s) (i)	10,600	10,619

		39,381
Treasury Inflation Index Securities - 94.3%
Australian Government Inflation Indexed Bond, 4.00%, 08/20/15 - 08/20/20 (t), AUD	2,900	4,687
U.S. Treasury Inflation Indexed Note
3.38%, 01/15/12 (n)	4,052	4,243
2.00%, 04/15/12 - 01/15/26 (n) (o)	75,848	79,652
3.00%, 07/15/12 (n)	8,973	9,528
0.63%, 04/15/13 , TBA (g) (n)	41,283	42,389
0.63%, 04/15/13 (n)	4,848	4,978
1.88%, 07/15/13 - 07/15/19 , TBA (g) (n)	157,477	169,185
2.00%, 01/15/14 (n)	7,740	8,301
2.00%, 01/15/14 - 01/15/28 , TBA (g) (n)	150,263	163,919
1.25%, 04/15/14 (n)	2,884	3,035
1.25%, 04/15/14 - 07/15/20 , TBA (g) (n)	164,050	172,347

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

1.63%, 01/15/15 - 01/15/18 , TBA (g) (n)	76,307	82,692
1.63%, 01/15/15 (n) (o)	88,600	94,684
1.88%, 07/15/15 (n) (e) (o)	9,049	9,837
1.88%, 07/15/15 , TBA (n) (g)	18,162	19,744
2.50%, 07/15/16 - 01/15/29 , TBA (g) (n)	85,943	99,541
2.50%, 07/15/16 - 01/15/29 (n)	4,629	5,252
2.38%, 01/15/17 (n)	2,335	2,632
2.38%, 01/15/17 - 01/15/27 , TBA (g) (n)	181,728	209,222
2.63%, 07/15/17 (n)	736	849
2.63%, 07/15/17 , TBA (g) (n)	31,366	36,164
1.63%, 01/15/18 (n)	416	452
1.38%, 07/15/18 - 01/15/20 , TBA (g) (n)	48,188	51,281
1.38%, 07/15/18 - 01/15/20 (n)	40,389	42,928
2.13%, 01/15/19 - 02/15/40 (n)	17,390	19,510
2.13%, 01/15/19 - 02/15/40 , TBA (g) (n)	59,884	67,058
1.88%, 07/15/19 (n)	408	453
1.25%, 07/15/20 (n) (o)	14,176	14,875
2.38%, 01/15/25 , TBA (n) (g)	8,212	9,443
2.00%, 01/15/26 , TBA (n) (g)	330	362
1.75%, 01/15/28 , TBA (g) (n)	47,795	50,659
3.63%, 04/15/28 , TBA (g) (n)	70,108	93,775
3.88%, 04/15/29 (n)	1,008	1,402
3.88%, 04/15/29 , TBA (g) (n)	34,687	48,237
1.75%, 01/15/38 (n)	749	794

		1,624,110
U.S. Treasury Securities - 0.1%
U.S. Treasury Note, 0.38%, 08/31/12 (o)	$1,150	$1,149

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.7%
Federal Home Loan Mortgage Corp. - 2.0%
Federal Home Loan Mortgage Corp.
0.21%, 12/21/11 - 12/29/11 (i)	31,300	31,287
6.63%, 07/01/36 (i)	720	765
6.32%, 09/01/36 (i)	603	638
6.48%, 10/01/36 (i)	831	883
REMIC, 1.59%, 10/25/44 - 02/25/45 (i)	1,370	1,405

		34,978
Federal National Mortgage Association - 1.1%
Federal National Mortgage Association
4.10%, 12/17/18	13,100	13,192
2.79%, 11/01/35 (i)	186	194
5.62%, 03/01/36 (i)	381	408
5.88%, 06/01/36 (i)	201	217
REMIC, 5.00%, 02/25/17	300	306
REMIC, 1.06%, 02/25/36 (i)	1,188	1,187
REMIC, 0.32%, 07/25/37 (i)	608	601
REMIC, 0.46%, 10/27/37 (i)	2,100	2,096

		18,201
Government National Mortgage Association - 0.5%
Government National Mortgage Association REMIC, 0.56%, 03/20/37 (i)	9,405	9,362
Small Business Administration Participation Certificates - 0.1%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	1,562	1,744

Total Government and Agency Obligations (cost $1,715,689)		1,730,136

PREFERRED STOCKS - 0.0%

FINANCIALS - 0.0%
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	1	503

Total Preferred Stocks (cost $500)		503

	Shares/Par (p)	Value

SHORT TERM INVESTMENTS - 51.3%

Certificates of Deposit - 0.7%
Barclays Bank Plc - Series YCD, 1.39%, 12/16/11 (i)	$11,800	11,799

Federal Home Loan Bank - 23.3%
Federal Home Loan Bank
0.14%, 10/15/10	40,400	40,398
0.10%, 11/02/10 - 11/08/10	200,000	199,980
0.12%, 11/22/10	160,000	159,972

		400,350

Federal Home Loan Mortgage Corp. - 1.3%
Federal Home Loan Mortgage Corp., 0.12%, 11/02/10	22,000	21,998

Federal National Mortgage Association - 18.5%
Federal National Mortgage Association
0.08%, 10/20/10	600	600
0.12%, 11/03/10 - 11/09/10	183,792	183,770
0.14%, 11/24/10	134,008	133,980

		318,350

Investment Company - 0.0%
JNL Money Market Fund, 0.10% (a) (h)	230	230

Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	$47,084	$47,084

Treasury Securities - 4.8%
Japanese Treasury Bill, 0.11%, 10/25/10, JPY	6,720,000	80,492
U.S. Treasury Bill
0.12%, 10/07/10 (o)	50	50
0.11%, 10/14/10 (o)	1,610	1,610

		82,152

Total Short Term Investments (cost $878,686)		881,963

Total Investments - 187.5% (cost $3,201,623)		3,225,824
Total Forward Sales Commitments - (0.3)% (proceeds $4,650)		(4,677)
Other Assets and Liabilities, Net - (87.2%)		(1,500,274)

Total Net Assets - 100.0%		$1,720,873

Forward Sales Commitments - 0.3%

GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
Treasury Inflation Index Securities - 0.3%
U.S. Treasury Inflation Indexed Note, 2.00%, 04/15/12 , TBA (g)	$4,520	$4,677

Total Forward Sales Commitments - 0.3% (proceeds $4,650)		$4,677

JNL/PIMCO Total Return Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.0%
Access Group Inc., 1.80%, 10/27/25 (i)	$7,427	$7,612
Ally Auto Receivables Trust, 1.32%, 03/15/12 (s)	1,417	1,421
American Home Mortgage Investment Trust REMIC, 2.68%, 02/25/45 (i)	370	320
Amortizing Residential Collateral Trust REMIC, 0.84%, 07/25/32 (i)	15	13

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Arran Residential Mortgages Funding Plc
2.20%, 05/16/47 (q) (r) (f), EUR	1,800	2,451
2.40%, 05/16/47 (f) (s), EUR	4,800	6,535
Asset Backed Securities Corp. Home Equity REMIC, 0.53%, 09/25/34 (i)	294	255
Banc of America Commercial Mortgage Inc. REMIC
5.93%, 05/10/45 (i)	2,000	2,194
5.84%, 06/10/49 (i)	2,830	2,920
Banc of America Funding Corp. REMIC, 2.89%, 05/25/35 (i)	534	530
Banc of America Mortgage Securities Inc. REMIC
6.50%, 10/25/31	72	72
6.50%, 09/25/33	34	35
Bank of America Auto Trust, 1.70%, 12/15/11 (s)	169	169
Bank of America Credit Card Trust, 0.84%, 04/15/13 (i)	1,800	1,801
Bear Stearns Adjustable Rate Mortgage REMIC
3.59%, 11/25/30 (i)	3	3
3.40%, 02/25/33 (i)	14	13
5.67%, 02/25/33 (i)	18	18
2.96%, 04/25/33 (i)	88	86
3.35%, 01/25/34 (i)	297	285
Bear Stearns Adjustable Rate Mortgage Trust REMIC
3.14%, 11/25/34 (i)	1,596	1,388
3.69%, 11/25/34 (i)	432	412
2.93%, 03/25/35 (i)	3,937	3,773
Bear Stearns Alt-A Trust REMIC
2.85%, 05/25/35 (i)	709	554
2.98%, 09/25/35 (i)	447	338
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.33%, 02/11/44	300	309
5.47%, 01/12/45 (i)	700	766
Bear Stearns Structured Products Inc. REMIC
3.01%, 01/26/36 (i)	1,312	907
5.44%, 12/26/46 (i)	746	531
Chase Issuance Trust, 1.79%, 09/15/15 (i)	12,800	13,277
Citigroup Mortgage Loan Trust Inc. REMIC
2.65%, 12/25/35 (i)	200	193
0.32%, 05/25/37 (i)	1,562	1,224
Commercial Mortgage Pass-Through Certificates REMIC, 5.31%, 12/10/46	2,100	2,183
Countrywide Alternative Loan Trust REMIC, 0.44%, 05/25/47 (i)	895	495
Countrywide Asset-Backed Certificates REMIC, 0.37%, 10/25/46 (i)	55	54
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
3.47%, 11/25/34 (i)	1,082	933
3.17%, 02/20/35 (i)	1,821	1,588
5.75%, 12/25/35	10,676	9,742
4.67%, 02/20/36 (i)	252	197
Credit Suisse Mortgage Capital Certificates REMIC
5.85%, 03/15/39 (i)	$200	$212
5.70%, 09/15/40 (i)	7,800	7,818
CS First Boston Mortgage Securities Corp. REMIC, 0.96%, 03/25/32 (i) (s)	26	22
Equity One ABS Inc., 0.82%, 11/25/32 (i)	181	154
First American Alternative Mortgage Securities REMIC, 2.57%, 09/25/35 (i)	541	390
First Horizon Asset Securities Inc. REMIC
3.05%, 10/25/35 (i)	3,394	2,729
5.72%, 02/25/36 (i)	4,284	4,004
Ford Credit Auto Owner Trust, 2.00%, 12/15/11	121	121

	Shares/Par (p)	Value

GE Capital Commercial Mortgage Corp. REMIC, 4.23%, 12/10/37	535	544
Granite Master Issuer Plc
0.35%, 12/17/54 (i)	3,388	3,157
0.36%, 12/20/54 (i)	19,219	17,908
REMIC, 0.33%, 12/20/54 (i) (s)	1,548	1,443
GreenPoint Mortgage Funding Trust REMIC, 0.34%, 01/25/47 (i)	409	384
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39 (e)	1,000	1,054
4.80%, 08/10/42 (i)	100	107
GS Mortgage Securities Corp. II, 0.35%, 03/06/20 (i) (s)	1,664	1,615
GSR Mortgage Loan Trust REMIC
2.92%, 09/25/35 (i)	2,386	2,280
5.20%, 11/25/35 (i)	1,221	1,184
Harborview Mortgage Loan Trust REMIC
0.48%, 05/19/35 (i)	197	123
2.96%, 07/19/35 (i)	912	735
HSBC Home Equity Loan Trust REMIC, 0.55%, 01/20/34 (i)	1,280	1,157
HSI Asset Securitization Corp. REMIC, 0.31%, 12/25/36 (i)	76	70
IndyMac ARM Trust REMIC, 2.11%, 01/25/32 (i)	1	1
IndyMac Index Mortgage Loan Trust REMIC, 2.68%, 01/25/36 (i)	961	590
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.34%, 05/15/47	1,900	1,976
5.44%, 06/12/47 (e)	11,300	11,845
5.42%, 01/15/49	6,400	6,659
5.79%, 02/12/51 (i)	14,500	15,601
5.88%, 02/15/51 (i)	700	734
JPMorgan Mortgage Trust REMIC
5.02%, 02/25/35 (i)	455	460
5.75%, 01/25/36	502	454
Long Beach Mortgage Loan Trust REMIC, 0.54%, 10/25/34 (i)	34	29
MASTR Asset Backed Securities Trust REMIC
0.31%, 01/25/37 (i)	550	187
0.34%, 05/25/37 (i)	292	283
Mellon Residential Funding Corp. REMIC
2.61%, 10/20/29 (i)	202	190
0.74%, 06/15/30 (i)	430	418
Merrill Lynch Mortgage Investors Inc. REMIC
2.42%, 05/25/33 (i)	691	707
0.47%, 02/25/36 (i)	443	344
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
6.16%, 07/12/17 (i)	10,700	11,569
5.49%, 03/12/51 (i)	1,500	1,505
Mid-State Trust REMIC, 8.33%, 04/01/30	10	10
MLCC Mortgage Investors Inc. REMIC
1.26%, 10/25/35 (i)	$200	$171
0.51%, 11/25/35 (i)	354	314
Morgan Stanley Asset-Backed Securities Capital I REMIC, 0.30%, 01/25/37 (i)	207	204
Morgan Stanley Capital I REMIC
0.32%, 10/15/20 (i) (s)	388	359
5.81%, 12/12/49	100	106
Morgan Stanley Re-REMIC Trust REMIC, 6.00%, 04/12/17 (i) (s)	800	875
Park Place Securities Inc. REMIC, 0.57%, 10/25/34 (i)	442	433
Prime Mortgage Trust REMIC
0.66%, 02/25/19 (i)	11	11

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

0.66%, 02/25/34 (i)	81	74
SBI Heloc Trust REMIC, 0.43%, 08/25/36 (i) (s)	25	25
Securitized Asset Backed Receivables LLC Trust REMIC, 0.32%, 12/25/36 (i)	348	121
Sequoia Mortgage Trust REMIC, 0.61%, 10/19/26 (i)	86	73
SLM Student Loan Trust
0.80%, 01/26/15 (i)	367	367
0.50%, 10/25/16 (i)	327	326
2.91%, 12/16/19 (i) (s)	1,000	1,000
2.00%, 04/25/23 (i)	11,193	11,583
Structured Asset Mortgage Investments Inc. REMIC
0.92%, 09/19/32 (i)	76	66
0.51%, 07/19/35 (i)	894	822
0.39%, 03/25/37 (i)	1,689	974
Structured Asset Securities Corp. REMIC
2.91%, 02/25/32 (i)	3	3
0.55%, 01/25/33 (i)	10	9
0.31%, 10/25/36 (i)	124	123
Thornburg Mortgage Securities Trust REMIC
0.38%, 06/25/36 (i)	2,277	2,258
0.37%, 12/25/36 (i)	652	634
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	573	608
Wachovia Bank Commercial Mortgage Trust REMIC
0.34%, 06/15/20 (i) (s)	1,866	1,640
0.35%, 09/15/21 (i) (s)	5,880	5,458
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.20%, 02/25/31 (i)	1	1
1.77%, 08/25/42 (i)	180	159
1.57%, 11/25/42 (i)	105	91
0.55%, 10/25/45 (i)	197	160
Wells Fargo Mortgage Backed Securities Trust REMIC
4.90%, 01/25/35 (i)	1,090	1,060
4.58%, 03/25/36 (i)	1,016	898
3.42%, 04/25/36 (i)	5,428	4,785

Total Non-U.S. Government Agency Asset-Backed Securities (cost $197,176)		202,161

CORPORATE BONDS AND NOTES - 27.1%

CONSUMER DISCRETIONARY - 0.3%
Comcast Corp.
5.88%, 02/15/18 (e)	400	462
6.45%, 03/15/37	400	444
Princeton University, 5.70%, 03/01/39	4,500	5,320
RH Donnelley Inc., Term Loan
9.00%, 10/24/14 (i) (q)	28	24
9.00%, 10/24/14 (i) (q)	257	219
9.25%, 10/24/14 (i) (q)	$244	$208
Target Corp., 5.13%, 01/15/13	3,000	3,276

		9,953

CONSUMER STAPLES - 0.5%
Altria Group Inc., 4.13%, 09/11/15	2,500	2,681
Anheuser-Busch Cos. Inc., 5.50%, 01/15/18	100	113
Campbell Soup Co., 4.50%, 02/15/19 (e)	6,800	7,608
Kraft Foods Inc.
2.63%, 05/08/13	3,000	3,109
6.13%, 02/01/18 (e)	1,400	1,651
6.88%, 02/01/38	600	728

	Shares/Par (p)	Value

Philip Morris International Inc., 5.65%, 05/16/18 (e)	1,200	1,405

		17,295

ENERGY - 2.3%
El Paso Corp.
8.05%, 10/15/30 (e)	600	625
7.80%, 08/01/31	800	830
Gaz Capital SA
6.21%, 11/22/16 (s)	300	319
9.25%, 04/23/19	7,900	9,836
Gazprom - White Nights, 10.50%, 03/25/14	300	361
Gazprom International SA, 7.20%, 02/01/20	116	125
Gazprom OAO, 9.63%, 03/01/13	200	227
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18 (e)	6,400	7,228
Korea Hydro & Nuclear Power Co. Ltd., 6.25%, 06/17/14 (s)	3,300	3,700
Peabody Energy Corp., 7.88%, 11/01/26	500	551
Petrobras International Finance Co.
5.88%, 03/01/18	1,300	1,445
8.38%, 12/10/18	700	876
7.88%, 03/15/19	16,800	20,951
Petroleos Mexica, 8.00%, 05/03/19	6,500	8,060
Petroleos Mexicanos, 5.50%, 01/21/21 (s)	6,900	7,349
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27 (s)	500	558
Shell International Finance BV, 5.50%, 03/25/40 (e)	1,300	1,488
Total Capital SA, 4.45%, 06/24/20	1,000	1,094
Transocean Inc.
4.95%, 11/15/15	700	728
1.50%, 12/15/37	13,900	13,605

		79,956

FINANCIALS - 19.9%
Allstate Life Global Funding Trust, 5.38%, 04/30/13	1,900	2,100
Ally Financial Inc.
6.88%, 09/15/11	500	513
6.00%, 12/15/11 (e)	200	204
6.88%, 08/28/12 (e)	2,400	2,505
7.50%, 12/31/13	10,000	10,625
8.30%, 02/12/15 (e) (s)	1,400	1,526
7.50%, 09/15/20 (e) (s)	1,900	2,024
8.00%, 11/01/31 (e)	10,000	10,725
American Express Bank FSB
5.50%, 04/16/13 (s)	2,700	2,939
6.00%, 09/13/17	300	342
American Express Centurion Bank, 6.00%, 09/13/17 (e)	300	342
American Express Co., 7.00%, 03/19/18	2,100	2,529
American General Finance Corp.
0.54%, 12/15/11 (i)	10,300	9,594
4.88%, 07/15/12 (e)	500	473
6.90%, 12/15/17	1,900	1,587
American General Finance Corp. - Term Loan, 7.25%, 04/16/15 (q) (i)	$1,000	$1,007
American International Group Inc.
4.00%, 09/20/11, EUR	2,500	3,407
5.05%, 10/01/15	200	204
5.85%, 01/16/18 (e)	19,700	20,390
8.25%, 08/15/18 (e)	10,100	11,767
6.25%, 05/01/36 (e)	6,800	6,596
6.25%, 03/15/37 (i)	800	686
8.18%, 05/15/58 (i)	4,400	4,400
ANZ National International Ltd., 6.20%, 07/19/13 (s)	2,200	2,445

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Banco Nac De Desen Econo, 4.13%, 09/15/17 (q) (r), EUR	1,000	1,357
Banco Santander Chile SA, 1.77%, 04/20/12 (i) (e) (s)	4,500	4,498
Bank of America Corp.
4.50%, 04/01/15 (e)	3,400	3,567
6.50%, 08/01/16	10,500	11,806
6.00%, 09/01/17 (e)	1,700	1,841
5.65%, 05/01/18	9,300	9,853
Bank of America NA
0.57%, 06/15/16 (i)	700	625
6.00%, 10/15/36	600	596
Bank of China Hong Kong Ltd., 5.55%, 02/11/20 (e) (s)	800	845
Bank of Montreal, 2.85%, 06/09/15 (s)	1,800	1,895
Barclays Bank Plc
5.93% (callable at 100 beginning 12/15/16) (m) (s)	5,000	4,675
7.43% (callable at 100 beginning 12/15/17) (m) (s)	15,000	15,300
5.45%, 09/12/12	10,700	11,590
5.00%, 09/22/16 (e)	10,600	11,598
6.05%, 12/04/17 (s)	1,600	1,735
BNP Paribas, 5.19%, (callable at 100 beginning 06/29/15) (m) (i) (s)	4,100	3,854
Cemex 10 Capital SPV Ltd., 6.72%, (callable at 100 beginning 12/31/16) (m) (s)	1,000	652
Citigroup Capital XXI, 8.30%, 12/21/57 (i) (e)	9,800	10,290
Citigroup Inc.
5.50%, 08/27/12	1,500	1,598
5.63%, 08/27/12	1,000	1,057
5.30%, 10/17/12 (e)	600	639
5.50%, 04/11/13	13,900	14,913
5.85%, 07/02/13	400	433
5.50%, 10/15/14	10,900	11,827
6.00%, 08/15/17 (e)	2,200	2,377
8.50%, 05/22/19	1,000	1,236
6.13%, 08/25/36	1,700	1,656
Countrywide Financial Corp.
5.13%, 02/17/11, GBP	300	476
5.80%, 06/07/12	2,300	2,443
Credit Agricole SA, 8.38%, (callable at 100 beginning 10/13/19) (m) (s)	15,500	16,585
Deutsche Bank AG London, 6.00%, 09/01/17 (e)	3,000	3,458
Dexia Credit Local
0.94%, 09/23/11 (i) (s)	5,600	5,620
0.96%, 04/29/14 (i) (e) (s)	8,300	8,265
ENEL Finance International SA, 6.25%, 09/15/17 (e) (s)	4,700	5,330
Export-Import Bank of Korea
5.88%, 01/14/15	9,700	10,841
5.13%, 06/29/20	1,400	1,508
FCE Bank Plc, 7.13%, 01/16/12, EUR	4,000	5,630
Fibria Overseas Finance Ltd., 7.50%, 05/04/20 (e) (s)	7,400	7,853
Fifth Third Bancorp, 8.25%, 03/01/38	$10,200	$12,127
FIH Erhvervsbank A/S, 0.66%, 06/13/13 (i) (s)	31,900	31,864
Ford Motor Credit Co. LLC
7.38%, 02/01/11	2,400	2,444
7.80%, 06/01/12	500	532
7.50%, 08/01/12 (e)	2,800	2,972
7.00%, 10/01/13	500	536
5.63%, 09/15/15 (e)	10,000	10,283
Gazprom - White Nights, 10.50%, 03/08/14	1,000	1,202
General Electric Capital Corp.
0.49%, 01/08/16 (i) (e)	100	93
5.50%, 09/15/67 (s), EUR	6,100	7,089

	Shares/Par (p)	Value

6.38%, 11/15/67 (i)	3,200	3,192
GMAC LLC, 6.88%, 08/28/12	100	104
Goldman Sachs Group Inc.
6.88%, 01/15/11 (e)	95	97
1.24%, 05/23/16 (i), EUR	400	489
5.63%, 01/15/17	1,800	1,906
6.25%, 09/01/17 (e)	4,400	4,932
5.95%, 01/18/18 (e)	1,200	1,318
6.15%, 04/01/18	600	666
6.75%, 10/01/37	6,300	6,548
HSBC Holdings Plc
6.50%, 05/02/36	500	557
6.50%, 09/15/37	700	785
ING Bank NV, 1.09%, 03/30/12 (i) (s)	21,700	21,623
International Lease Finance Corp.
4.95%, 02/01/11	725	725
1.27%, 08/15/11 (i), EUR	2,800	3,645
5.55%, 09/05/12 (e)	4,200	4,205
6.75%, 09/01/16 (s)	1,900	2,033
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (m)	4,200	4,501
6.95%, 08/10/12 (e)	3,500	3,869
1.13%, 09/26/13 (i), EUR	100	133
6.00%, 01/15/18	1,200	1,370
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,654
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i) (e)	300	304
Korea Development Bank, 8.00%, 01/23/14	1,200	1,404
LBG Capital No.1 Plc, 8.50%, (callable at 100 beginning 12/17/21) (m) (i)	200	184
LeasePlan Corp. NV, 3.13%, 02/10/12, EUR	3,500	4,885
Lehman Brothers Holdings Inc.
2.53%, 11/24/08 (d)	4,800	1,038
2.85%, 12/23/08 (d)	200	43
2.88%, 04/03/09 (d)	600	130
2.97%, 11/10/09 (d)	900	197
2.82%, 11/16/09 (d)	400	87
0.39%, 05/25/10 (d)	1,100	238
0.47%, 07/18/11 (d)	1,100	238
5.63%, 01/24/13 (d)	1,600	368
6.20%, 09/26/14 (d)	1,700	376
6.88%, 05/02/18 (d)	1,000	235
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	600	644
6.40%, 08/28/17	1,900	2,079
MetLife Inc., 6.40%, 12/15/36 (i)	500	468
Metropolitan Life Global Funding I, 0.93%, 07/13/11 (i) (s)	14,500	14,524
Morgan Stanley
6.60%, 04/01/12	2,500	2,689
2.88%, 05/14/13 (i)	1,700	1,732
6.25%, 08/28/17	1,200	1,312
5.95%, 12/28/17	1,800	1,934
National Australia Bank Ltd., 5.35%, 06/12/13 (s)	1,900	2,082
Nationwide Building Society, 4.65%, 02/25/15 (e) (s)	$3,500	$3,705
Nationwide Life Global Funding I, 5.45%, 10/02/12 (s)	16,200	16,849
Northern Rock Plc, 5.63%, 06/22/17 (q) (r)	16,000	16,963
Ohio National Financial Services Inc., 6.38%, 04/30/20 (s)	900	977
Pacific LifeCorp., 6.00%, 02/10/20 (s)	900	970
Petroleum Export Ltd., 5.27%, 06/15/11 (s)	54	54
Principal Life Income Funding Trusts, 5.30%, 04/24/13 (e)	1,700	1,839

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

RBS Capital Trust I, 4.71%, (callable at 100 beginning 07/01/13) (m)	800	570
Resona Bank Ltd., 5.85%, (callable at 100 beginning 04/15/16) (m) (s)	300	299
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (m) (s)	2,100	1,701
Royal Bank of Scotland Plc
0.78%, 04/08/11 (i) (s)	8,100	8,105
1.45%, 10/20/11 (s)	22,900	23,070
3.00%, 12/09/11 (s)	6,700	6,878
2.63%, 05/11/12 (s)	2,100	2,157
4.88%, 08/25/14 (s)	400	424
3.95%, 09/21/15	500	505
RZD Capital Ltd., 5.74%, 04/03/17	1,500	1,577
Santander US Debt SA Unipersonal
1.09%, 03/30/12 (i) (s)	13,100	12,918
2.99%, 10/07/13 (q) (r)	8,800	8,784
SLM Corp.
5.40%, 10/25/11 (e)	5,324	5,379
5.13%, 08/27/12 (e)	500	505
3.13%, 09/17/12, EUR	2,500	3,202
8.45%, 06/15/18	3,400	3,434
5.63%, 08/01/33	800	615
State Bank of India, 4.50%, 07/27/15 (e) (s)	2,500	2,620
State Street Capital Trust III, 8.25%, (callable at 100 beginning 03/15/13) (m)	1,700	1,743
State Street Capital Trust IV, 1.29%, 06/15/37 (i)	200	144
Svenska Handelsbanken AB, 1.29%, 09/14/12 (i) (s)	17,000	17,066
Temasek Financial I Ltd., 4.30%, 10/25/19 (e) (s)	1,800	1,949
TNK-BP Finance SA, 6.13%, 03/20/12 (s)	300	312
TransCapitalInvest Ltd., 8.70%, 08/07/18 (e) (s)	800	985
UBS AG Stamford
1.44%, 02/23/12 (i)	2,600	2,615
5.88%, 12/20/17	1,200	1,358
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (m)	10,000	9,600
USB Capital IX, 6.19%, (callable at 100 beginning 04/15/11) (m)	200	157
VEB Finance Ltd., 6.90%, 07/09/20 (e) (s)	23,500	25,702
Wachovia Corp.
0.66%, 10/15/11 (i)	3,200	3,203
5.75%, 02/01/18 (e)	4,300	4,900
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	2,400	2,526
Westpac Banking Corp.
1.01%, 07/16/14 (i) (s)	1,000	1,005
3.59%, 08/14/14 (s)	1,800	1,933
ZFS Finance USA Trust I, 5.88%, 05/09/32 (i) (s)	175	164

		672,399

HEALTH CARE - 0.7%
Amgen Inc., 6.15%, 06/01/18	7,300	8,891
AstraZeneca Plc
5.90%, 09/15/17	$600	$722
6.45%, 09/15/37	600	755
Novartis Capital Corp., 4.13%, 02/10/14 (e)	5,800	6,334
Roche Holdings Inc., 7.00%, 03/01/39 (l) (s)	3,600	4,828
UnitedHealth Group Inc., 4.88%, 02/15/13	1,600	1,720

		23,250

INDUSTRIALS - 0.2%
CSN Islands XI Corp., 6.88%, 09/21/19 (e) (s)	700	770
CSN Resources SA, 6.50%, 07/21/20 (e) (s)	700	746
Noble Group Ltd., 4.88%, 08/05/15 (s)	1,000	1,035

	Shares/Par (p)	Value

Union Pacific Corp., 5.70%, 08/15/18	4,000	4,664

		7,215

INFORMATION TECHNOLOGY - 0.9%
Dell Inc., 4.70%, 04/15/13	3,600	3,920
International Business Machines Corp., 5.70%, 09/14/17	13,200	15,767
Oracle Corp.
4.95%, 04/15/13	4,200	4,627
5.75%, 04/15/18	4,100	4,875

		29,189

MATERIALS - 0.5%
Alcoa Inc., 6.15%, 08/15/20 (e)	2,900	2,981
Corp. Nacional del Cobre de Chile
7.50%, 01/15/19 (s)	1,900	2,414
6.15%, 10/24/36 (e) (s)	200	237
Gerdau Holdings Inc., 5.75%, 01/30/21 (s)	900	913
Nucor Corp., 5.75%, 12/01/17 (e)	2,400	2,826
Rio Tinto Alcan Inc., 4.88%, 09/15/12	4,300	4,577
Rohm & Haas Co., 6.00%, 09/15/17 (e)	900	1,005
Vale Overseas Ltd.
6.25%, 01/23/17 (e)	300	343
6.88%, 11/21/36	300	343

		15,639

TELECOMMUNICATION SERVICES - 0.9%
AT&T Inc.
4.95%, 01/15/13	2,000	2,173
5.50%, 02/01/18	2,000	2,320
6.30%, 01/15/38 (e)	1,400	1,581
Qwest Corp., 7.63%, 06/15/15 (e)	800	912
Telecom Italia Capital SA, 1.13%, 07/18/11 (i) (e)	6,900	6,874
TELUS Corp., 8.00%, 06/01/11	2,528	2,647
Verizon Wireless Capital LLC
2.95%, 05/20/11 (i) (e)	4,900	4,982
5.25%, 02/01/12	9,900	10,483

		31,972

UTILITIES - 0.9%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (s)	5,000	5,900
Electricite de France SA
5.50%, 01/26/14 (s)	1,600	1,805
6.50%, 01/26/19 (e) (s)	1,600	1,954
6.95%, 01/26/39 (s)	1,600	2,088
Entergy Corp., 3.63%, 09/15/15	5,200	5,251
Majapahit Holding BV
8.00%, 08/07/19 (e) (s)	2,200	2,662
7.75%, 01/20/20 (s)	5,000	6,000
NRG Energy Inc., 8.25%, 09/01/20 (e) (s)	3,500	3,609
Virginia Electric & Power Co., 6.35%, 11/30/37	$200	$245

		29,514

Total Corporate Bonds and Notes (cost $856,885)		916,382

GOVERNMENT AND AGENCY OBLIGATIONS - 69.9%

GOVERNMENT SECURITIES - 39.5%
Municipals - 2.4%
Bay Area Toll Authority, Toll Bridge Revenue, RB - Series S1, 7.04%, 04/01/50	3,400	3,745
Buckeye Tobacco Settlement Financing Authority (insured by AMBAC Assurance Corp.), 5.88%, 06/01/30	1,000	805
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,096

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

California State University, 6.43%, 11/01/30	1,400	1,526
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,180
Chicago Transit Authority
6.30%, 12/01/21 - 12/01/21	300	336
6.20%, 12/01/40	1,000	1,012
6.90%, 12/01/40 - 12/01/40	4,100	4,418
City of North Las Vegas Nevada, Ad Valorem Property Tax, GO, 6.57%, 06/01/40	9,200	9,667
County of Clark NV, 6.82%, 07/01/45	1,600	1,774
Golden State Tobacco Securitization Corp., 5.75%, 06/01/47	6,900	5,209
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	2,019
Los Angeles Unified School District, 6.76%, 07/01/34	3,100	3,516
Los Angeles Unified School District (insured by Federal Agricultural Mortgage Corp.), 4.50%, 07/01/22	3,600	3,792
Los Angeles Unified School District (insured by National Public Finance Guarantee Corp), 4.50%, 01/01/28	6,300	6,384
New Jersey State Turnpike Authority, 7.41%, 01/01/40	7,800	9,684
New York State Dormitory Authority, 5.05%, 09/15/27	4,700	4,820
North Carolina Turnkpike Authority - Series B, 6.70%, 01/01/39	2,000	2,170
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	1,988
San Diego Tobacco Settlement Revenue Funding Corp., 7.13%, 06/01/32	815	643
State of California, 7.95%, 03/01/36	600	643
State of California Various Purpose Bond
7.50%, 04/01/34	600	653
5.65%, 04/01/39	600	645
7.55%, 04/01/39	600	653
State of Illinois
4.07%, 01/01/14	2,400	2,481
6.90%, 03/01/35	1,000	1,007
6.73%, 04/01/35	900	900
State of Iowa, 6.75%, 06/01/34	4,100	4,522
State of Texas, 4.75%, 04/01/35	500	515
Texas State Transportation Commission, Highway Revenue Tolls, RB - Series B, 5.18%, 04/01/30	1,000	1,075
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	225	208
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	1,705	1,320
Washington State Municipal Bond (insured by National Public Finance Guarantee Corp), 0.00%, 12/01/20 (j)	$1,400	$995

		81,401
Sovereign - 1.5%
Brazil Notas do Tesouro Nacional - Series F, 10.00%, 01/01/12, BRL	62	37
Brazil Notas do Tesouro Nacional Series F - Series F, 10.00%, 01/01/17, BRL	2,600	1,459
Canada Housing Trust No 1, 3.35%, 12/15/20, CAD	7,000	6,938
Canadian Government Bond
2.50%, 09/01/13, CAD	7,600	7,583
2.00%, 12/01/14, CAD	5,500	5,383
4.50%, 06/01/15, CAD	700	759
Export-Import Bank of China, 4.88%, 07/21/15 (s)	200	222

	Shares/Par (p)	Value

Fortis Bank Nederland Holding, 3.00%, 04/17/12, EUR	500	698
Korea Housing Finance Corp., 4.13%, 12/15/15 (s)	2,900	3,042
Panama Government International Bond, 7.25%, 03/15/15	400	478
Province of Ontario, Canada
4.70%, 06/02/37, CAD	6,100	6,357
4.60%, 06/02/39, CAD	1,700	1,756
Republic of Korea, 4.38%, 08/10/15	7,200	7,638
Societe Financement de l’Economie Francaise
2.13%, 05/20/12, EUR	300	415
0.73%, 07/16/12 (i) (s)	2,000	2,003
3.38%, 05/05/14 (s)	4,200	4,518
South Africa Government International Bond, 5.88%, 05/30/22	100	115
United Mexican States, 6.05%, 01/11/40	1,500	1,717

		51,118
Treasury Inflation Index Securities - 3.4%
U.S. Treasury Inflation Indexed Note
1.25%, 07/15/20 (n)	10,596	11,119
2.38%, 01/15/25 (n)	10,294	11,837
2.00%, 01/15/26 (n)	13,401	14,735
2.38%, 01/15/27 (n) (e)	15,567	17,969
3.63%, 04/15/28 (n)	270	361
2.50%, 01/15/29 (n)	11,373	13,416
3.88%, 04/15/29 (n)	1,857	2,582
1.75%, 01/15/38 (n)	34,341	36,399
2.13%, 02/15/40 (n)	5,749	6,424

		114,842
U.S. Treasury Securities - 32.2%
U.S. Treasury Bond, 9.25%, 02/15/16	5,200	7,321
U.S. Treasury Note
0.63%, 06/30/12 (e)	126,200	126,712
0.38%, 08/31/12 (e) (o)	369,849	369,575
2.50%, 04/30/15 (e)	7,200	7,633
2.13%, 05/31/15	18,800	19,601
1.88%, 06/30/15 - 09/30/17	116,500	118,559
1.75%, 07/31/15	23,400	23,963
1.25%, 08/31/15	7,400	7,398
9.88%, 11/15/15	1,200	1,709
3.13%, 10/31/16 - 05/15/19	61,100	65,938
2.75%, 11/30/16	63,100	67,044
3.25%, 12/31/16	17,800	19,426
3.00%, 02/28/17	17,200	18,498
2.75%, 05/31/17 (o)	74,300	78,601
2.50%, 06/30/17 (o)	67,400	70,222
2.38%, 07/31/17 (e) (o)	52,000	53,690
2.75%, 02/15/19 (e)	$32,700	$33,924

		1,089,814

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 30.4%
Federal Home Loan Mortgage Corp. - 3.7%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 09/15/40	46,089	49,440
2.78%, 07/01/27 (i)	1	1
7.50%, 03/01/32 (f)	180	180
5.50%, 12/01/36 - 09/15/40	22,494	23,876
4.50%, 02/01/39 - 09/01/40	21,000	21,866
4.50%, 10/15/40 , TBA (g)	11,000	11,438
5.50%, 10/15/40 , TBA (g)	3,000	3,182
REMIC, 0.41%, 07/15/19 - 08/15/19 (i)	3,641	3,627
REMIC, 7.00%, 05/15/23	276	320
REMIC, 0.71%, 11/15/30 (i)	5	5
REMIC, 4.50%, 03/15/34	8,302	8,787
REMIC, 0.30%, 12/25/36 (i)	1,741	1,730

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

REMIC, 1.59%, 02/25/45 (i)	94	94
		124,546
Federal National Mortgage Association - 26.0%
Federal National Mortgage Association
1.13%, 09/30/13	17,500	17,632
4.63%, 10/15/13	6,000	6,673
1.63%, 10/26/15	900	900
6.00%, 05/01/16 - 08/01/39	122,494	132,026
5.50%, 04/01/22 - 10/01/39	48,569	51,859
5.50%, 10/15/25 - 10/15/40 , TBA (g)	31,000	32,990
6.50%, 07/01/29 - 03/01/38	359	395
4.50%, 05/01/34 - 10/01/40	128,726	134,217
2.70%, 01/01/35 (i)	1,727	1,789
5.00%, 03/01/35 - 10/15/40 , TBA (g)	32,571	34,320
5.50%, 10/14/38 (o)	21,220	22,694
4.00%, 11/01/39 - 11/15/40	77,600	79,556
1.79%, 09/01/40 (i)	10	10
4.50%, 10/15/40 , TBA (g)	279,000	290,509
6.00%, 10/15/40 , TBA (g)	54,000	57,999
6.50%, 10/15/40 , TBA (g)	5,000	5,452
1.59%, 06/01/43 (i)	560	562
REMIC, 5.00%, 02/25/17 - 04/25/33	566	613
REMIC, 2.71%, 05/25/35 (i)	132	140
REMIC, 0.71%, 09/25/35 (i)	4,260	4,254
REMIC, 0.57%, 04/25/37 (i)	2,179	2,174
REMIC, 0.32%, 07/25/37 (i)	1,101	1,090
REMIC, 6.50%, 12/25/42	74	83
REMIC, 0.61%, 03/25/44 (i)	550	531

		878,468
Government National Mortgage Association - 0.0%
Government National Mortgage Association
3.38%, 05/20/26 - 05/20/30 (i)	88	91
2.75%, 02/20/32 (i)	68	70
3.00%, 02/20/32 (i)	46	47
6.00%, 10/15/40 , TBA (g)	1,000	1,085

		1,293
Small Business Administration Participation Certificates - 0.7%
Small Business Administration Participation Certificates
6.29%, 01/01/21	26	28
5.13%, 09/01/23	49	53
5.52%, 06/01/24	1,097	1,196
5.29%, 12/01/27	937	1,046
5.16%, 02/01/28	9,990	10,956
5.49%, 03/01/28	$9,232	$10,270

		23,549

Total Government and Agency Obligations (cost $2,322,850)		2,365,031

PREFERRED STOCKS - 0.1%

CONSUMER DISCRETIONARY - 0.0%
Motors Liquidation Co., 5.25%, (callable at 25.44 beginning 12/02/10), Series B (d)	128	1,005

FINANCIALS - 0.1%
American International Group Inc., Convertible Preferred, 8.50%	44	375
DG Funding Trust, 2.78%, (callable at 10,000 beginning 09/30/10) (m) (f) (q) (r)	—	3,226

		3,601

Total Preferred Stocks (cost $5,205)		4,606

	Shares/Par (p)	Value

SHORT TERM INVESTMENTS - 28.4%

Certificates of Deposit - 0.4%
Intesa Sanpaolo SpA, 2.38%, 12/21/12	$15,200	15,220

Federal Home Loan Mortgage Corp. - 4.0%
Federal Home Loan Mortgage Corp.
0.24%, 10/06/10 - 10/06/10	4,825	4,825
0.25%, 10/06/10 - 10/15/10	25,500	25,498
0.26%, 10/20/10 - 10/27/10	66,321	66,316
0.27%, 10/25/10	40,679	40,676

		137,315

Federal National Mortgage Association - 0.6%
Federal National Mortgage Association, 0.25%, 10/15/10 - 10/25/10	21,300	21,299

		21,299

Investment Company - 1.5%
JNL Money Market Fund, 0.10% (a) (h)	49,441	49,441

Securities Lending Collateral - 15.9%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	538,195	538,195

Treasury Securities - 6.0%
Japanese Treasury Bill
0.00%,12/06/10, JPY	660,000	7,904
0.00%,10/18/10, JPY	13,110,000	157,035
U.S. Treasury Bill
0.11%, 10/14/10 (o)	2,489	2,489
0.12%, 10/07/10 (o)	4,460	4,460
0.07%, 10/21/10 (e) (o)	30,800	30,799

		202,687

Total Short Term Investments (cost $955,487)		964,157

Total Investments - 131.5% (cost $4,337,603)		4,452,337
Other Assets and Liabilities, Net - (31.5%)		(1,067,237)

Total Net Assets - 100.0%		$3,385,100

JNL/PPM America High Yield Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.3%
Ahold Lease USA Inc., 7.82%, 01/02/20 (k)	$1,602	$1,767
American Airlines Pass-Through Trust, 10.38%, 07/02/19 (e)	1,371	1,618
Banc of America Commercial Mortgage Inc. REMIC
5.68%, 07/10/46	1,305	1,302
5.48%, 01/15/49 (i)	3,000	2,774
Bear Stearns CMBS REMIC, 5.92%, 06/11/50 (i)	359	334
Bear Stearns Commercial Mortgage Securities REMIC, 5.95%, 09/11/38 (i)	1,000	859
Citigroup Commercial Mortgage Trust REMIC
5.89%, 06/10/17 (i)	1,905	1,790
5.92%, 03/15/49 (i)	2,000	2,001
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.69%, 10/15/48	1,000	745
Credit Suisse Mortgage Capital Certificates REMIC
5.73%, 02/15/39 (i)	1,085	1,075
5.73%, 02/15/39 (i)	550	496
5.91%, 06/15/39 (i)	1,000	756
5.34%, 12/15/39	112	104

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

6.32%, 09/15/40 (i)	2,000	901
CW Capital Cobalt Ltd. REMIC
6.01%, 07/15/17 (i)	1,000	570
5.29%, 08/15/48	4,000	2,644
Delta Air Lines Inc. Pass-Through Trust, 7.75%, 12/17/19 (e)	1,628	1,807
JP Morgan Chase Commercial Mortgage Securities Corp. REMIC, 6.26%, 08/15/17 (i)	3,684	3,377
JPMorgan Chase & Co. Commercial Mortgage Securities Inc. REMIC, 5.93%, 02/12/49 (i)	1,387	1,279
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
6.06%, 04/15/45 (i)	4,000	3,132
5.50%, 06/12/47 (i)	2,000	1,340
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.11%, 06/12/46 (i)	515	502
Morgan Stanley Capital I REMIC, 5.94%, 10/15/42 (i)	150	152
Sigma Finance Inc. (d) (f) (q)	746	39
United Air Lines Inc., 10.40%, 11/01/16 (e)	3,774	4,208

Total Non-U.S. Government Agency Asset-Backed Securities (cost $30,430)		35,572

CORPORATE BONDS AND NOTES - 87.8%

CONSUMER DISCRETIONARY - 21.6%
Allbritton Communications Co., 8.00%, 05/15/18	2,929	2,936
American Axle & Manufacturing Holdings Inc., 9.25%, 01/15/17 (e) (s)	2,400	2,628
Ameristar Casinos Inc., 9.25%, 06/01/14 (e)	1,231	1,314
Beazer Homes USA Inc.
6.50%, 11/15/13	314	303
6.88%, 07/15/15	3,000	2,726
9.13%, 06/15/18	1,714	1,605
Belo Corp.
8.00%, 11/15/16	393	420
7.25%, 09/15/27 (e)	3,000	2,557
Cablevision Systems Corp.
8.63%, 09/15/17	1,000	1,100
7.75%, 04/15/18 (e)	$512	$541
8.00%, 04/15/20 (e)	313	337
CCH II LLC, 13.50%, 11/30/16 (e)	1,467	1,742
CCO Holdings LLC
7.88%, 04/30/18 (e) (s)	2,105	2,184
8.13%, 04/30/20 (e) (s)	1,000	1,060
Cequel Communications Holdings I LLC, 8.63%, 11/15/17 (s)	4,433	4,677
CKE Restaurants Inc., 11.38%, 07/15/18 (e) (s)	3,364	3,448
Clear Channel Communications Inc., 6.25%, 03/15/11	1,000	993
Cooper-Standard Automotive Inc., 8.50%, 05/01/18 (e) (s)	820	851
DISH DBS Corp., 7.88%, 09/01/19 (e)	1,538	1,655
Diversey Inc., 8.25%, 11/15/19	767	821
Dollar General Corp., 11.88%, 07/15/17	1,373	1,606
Easton-Bell Sports Inc., 9.75%, 12/01/16	1,400	1,521
Entravision Communications Corp., 8.75%, 08/01/17 (s)	660	673
Ford Motor Co., 7.45%, 07/16/31 (e)	4,000	4,170
Freedom Group Inc., 10.25%, 08/01/15 (s)	571	604
Goodyear Tire & Rubber Co.
10.50%, 05/15/16 (e)	2,000	2,265
8.25%, 08/15/20 (e)	2,562	2,697
Hanesbrands Inc., 8.00%, 12/15/16 (e)	370	391
Harrah’s Operating Co. Inc.
5.38%, 12/15/13	4,500	4,106

	Shares/Par (p)	Value

10.75%, 02/01/16 (e)	1,000	805
11.25%, 06/01/17 (e)	1,291	1,414
10.00%, 12/15/18 (e)	2,000	1,598
Insight Communications Co. Inc., 9.38%, 07/15/18 (s)	1,333	1,416
Interactive Data Corp., 10.25%, 08/01/18 (e) (s)	730	781
Interpublic Group Cos. Inc., 10.00%, 07/15/17	3,793	4,428
J.C. Penney Co. Inc.
6.88%, 10/15/15	1,000	1,078
5.65%, 06/01/20 (e)	2,488	2,535
6.38%, 10/15/36	511	493
Jarden Corp.
7.50%, 05/01/17	1,000	1,035
7.50%, 01/15/20	511	531
Lear Corp.
7.88%, 03/15/18	1,591	1,686
8.13%, 03/15/20 (e)	955	1,021
Lennar Corp., 12.25%, 06/01/17 (e)	2,000	2,360
Levi Strauss & Co.
8.88%, 04/01/16 (e)	2,000	2,115
7.63%, 05/15/20 (e)	1,812	1,880
Libbey Glass Inc., 10.00%, 02/15/15 (s)	577	620
Live Nation Entertainment Inc., 8.13%, 05/15/18 (s)	574	580
Macy’s Retail Holdings Inc.
6.63%, 04/01/11	500	514
5.90%, 12/01/16	1,000	1,065
6.65%, 07/15/24	500	509
6.90%, 01/15/32	1,000	990
6.38%, 03/15/37	1,000	990
McClatchy Co., 11.50%, 02/15/17 (e)	3,000	3,191
MCE Finance Ltd., 10.25%, 05/15/18 (e) (s)	3,000	3,337
MDC Partners Inc., 11.00%, 11/01/16 (s)	4,279	4,579
Meritage Homes Corp., 6.25%, 03/15/15	2,000	1,965
MGM Mirage Inc.
6.75%, 04/01/13 (e)	2,600	2,415
7.63%, 01/15/17 (e)	925	779
11.13%, 11/15/17	810	922
11.38%, 03/01/18 (e)	2,000	1,905
9.00%, 03/15/20 (e) (s)	329	346
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (e)	$4,205	$4,415
Newsday Secured, Term Loan
10.50%, 08/01/13 (r) (q)	2,000	2,136
10.50%, 12/31/49 (r) (q)	808	863
Nielsen Finance LLC
10.00%, 08/01/14	1,500	1,577
11.50%, 05/01/16 (e)	444	504
12.50%, 08/01/16 (k)	2,000	2,002
Phillips-Van Heusen Corp., 7.38%, 05/15/20 (e)	320	337
Pinnacle Entertainment Inc., 8.75%, 05/15/20 (e)	3,424	3,373
QVC Inc., 7.50%, 10/01/19 (s)	2,649	2,768
Regal Entertainment Group, 9.13%, 08/15/18	1,104	1,158
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16 (e)	3,500	3,640
Sally Holdings LLC, 10.50%, 11/15/16 (e)	1,500	1,643
Scientific Games International Inc., 9.25%, 06/15/19 (e)	2,167	2,302
ServiceMaster Co., 10.75%, 07/15/15 (e) (s)	3,000	3,195
Sheraton Holding Corp., 7.38%, 11/15/15 (e)	1,000	1,098
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (s)	4,000	2,980
Sinclair Television Group Inc.
8.00%, 03/15/12 (e)	1,000	1,002
8.38%, 10/15/18 (s)	1,739	1,752
Sirius XM Radio Inc.
8.75%, 04/01/15 (e) (s)	3,000	3,187

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

9.75%, 09/01/15 (s)	1,000	1,101
Standard Pacific Corp.
7.00%, 08/15/15	2,000	1,915
8.38%, 05/15/18	983	983
Station Casinos Inc.
6.00%, 04/01/12 (d)	90	—
6.50%, 02/01/14 (d)	1,000	—
6.88%, 03/01/16 (d)	2,175	3
7.75%, 08/15/16 (d)	690	—
6.63%, 03/15/18 (d)	50	—
Sun Media Corp., 7.63%, 02/15/13	967	972
Tenneco Inc., 7.75%, 08/15/18 (s)	508	521
Ticketmaster Entertainment Inc., 10.75%, 08/01/16	1,125	1,232
TL Acquisition Corp., 10.50%, 01/15/15 (s)	3,000	2,981
TRW Automotive Inc.
7.00%, 03/15/14 (e) (s)	1,500	1,583
8.88%, 12/01/17 (e) (s)	2,000	2,190
Universal City Development Partners Ltd.
8.88%, 11/15/15	842	868
10.88%, 11/15/16	418	452
Univision Communications Inc., 9.75%, 03/15/15 (e) (s)	2,332	2,233
UPC Germany GmbH, 8.13%, 12/01/17 (e) (s)	2,000	2,080
Videotron Ltee
6.38%, 12/15/15	1,000	1,023
9.13%, 04/15/18	175	197
Virgin Media Inc., 6.50%, 11/15/16	1,000	1,473
Visant Corp., 10.00%, 10/01/17 (e) (s)	5,000	5,225
WMG Acquisition Corp., 9.50%, 06/15/16 (e)	322	345
WMG Holdings Corp., 9.50%, 12/15/14 (k) (e)	1,000	958
Wynn Las Vegas LLC
7.88%, 05/01/20 (e)	2,000	2,122
7.75%, 08/15/20 (e) (s)	3,680	3,882
Yonkers Racing Corp, 11.38%, 07/15/16 (s)	1,196	1,298

		177,383

CONSUMER STAPLES - 3.1%
Altria Group Inc., 10.20%, 02/06/39 (l)	1,000	1,478
Constellation Brands Inc., 7.25%, 05/15/17	1,000	1,066
Del Monte Corp., 7.50%, 10/15/19	$833	$899
Dole Food Co. Inc., 8.00%, 10/01/16 (s)	345	361
Michael Foods Inc., 9.75%, 07/15/18 (s)	900	963
New Albertson’s Inc.
7.75%, 06/15/26	1,000	848
8.00%, 05/01/31	1,000	815
Rite Aid Corp.
9.50%, 06/15/17 (e)	1,000	840
10.25%, 10/15/19	2,000	2,082
8.00%, 08/15/20 (e) (s)	3,000	3,045
Smithfields Foods Inc., 10.00%, 07/15/14 (s)	1,605	1,846
Spectrum Brands Inc., 9.50%, 06/15/18 (s)	2,070	2,220
SUPERVALU Inc., 8.00%, 05/01/16 (e)	510	514
Tops Market LLC, 10.13%, 10/15/15 (s)	1,846	1,982
Toys R Us Property Co. I LLC, 10.75%, 07/15/17	3,000	3,390
Tyson Foods Inc., 10.50%, 03/01/14 (e)	929	1,118
Yankee Acquisition Corp.
8.50%, 02/15/15 (e)	2,000	2,065
9.75%, 02/15/17	250	260

		25,792

ENERGY - 11.0%
Aquilex Holdings LLC, 11.13%, 12/15/16	3,225	3,193
Arch Coal Inc., 7.25%, 10/01/20	1,302	1,375
Brigham Exploration Co., 8.75%, 10/01/18 (e) (s)	2,462	2,536
Calpine Corp., 7.88%, 07/31/20 (s)	5,000	5,137

	Shares/Par (p)	Value

Chaparral Energy Inc., 9.88%, 10/01/20 (e) (s)	3,636	3,691
Chesapeake Energy Corp., 6.88%, 08/15/18 (e)	1,824	1,911
Cie Generale de Geophysique-Veritas, 9.50%, 05/15/16 (e)	1,500	1,620
Cloud Peak Energy Resources LLC, 8.50%, 12/15/19	3,582	3,842
Consol Energy Inc.
8.00%, 04/01/17 (s)	718	777
8.25%, 04/01/20 (s)	1,191	1,301
Denbury Resources Inc., 9.75%, 03/01/16	1,251	1,404
El Paso Corp.
8.25%, 02/15/16	320	356
7.80%, 08/01/31	2,460	2,553
7.75%, 01/15/32 (e)	1,430	1,485
Energy Transfer Partners LP, 7.50%, 10/15/20 (e)	3,077	3,239
Enterprise Products Operating LLC
8.38%, 08/01/16 (i) (e)	860	898
7.03%, 01/15/68 (i) (e)	3,700	3,681
Gibson Energy ULC, 10.00%, 01/15/18	2,900	2,856
Hilcorp Energy Co., 8.00%, 02/15/20 (s)	2,000	2,055
Holly Corp., 9.88%, 06/15/17	1,000	1,059
Hornbeck Offshore Services Inc., 8.00%, 09/01/17 (e)	3,000	2,929
Linn Energy LLC
8.63%, 04/15/20 (s)	2,811	2,980
7.75%, 02/01/21 (s)	3,000	3,026
MarkWest Energy Partners LP
6.88%, 11/01/14	207	209
8.75%, 04/15/18	1,517	1,638
Newfield Exploration Co., 6.88%, 02/01/20	3,430	3,644
NXP BV, 9.75%, 08/01/18 (s)	2,000	2,130
Overseas Shipholding Group Inc, 7.50%, 02/15/24	3,000	2,595
Petrohawk Energy Corp.
10.50%, 08/01/14 (e)	198	224
7.88%, 06/01/15 (e)	1,000	1,048
7.25%, 08/15/18 (s)	1,391	1,419
Pride International Inc., 6.88%, 08/15/20	970	1,056
QEP Resources Inc., 6.88%, 03/01/21	$1,160	$1,256
Quicksilver Resources Inc.
11.75%, 01/01/16	1,944	2,279
7.13%, 04/01/16	728	719
Range Resources Corp.
7.50%, 05/15/16	2,000	2,090
7.25%, 05/01/18	294	309
6.75%, 08/01/20	1,494	1,554
SandRidge Energy Inc., 8.75%, 01/15/20 (e) (s)	1,275	1,262
Stone Energy Corp., 8.63%, 02/01/17	2,658	2,611
Targa Resources Partners LP, 8.25%, 07/01/16	1,000	1,057
Teekay Corp., 8.50%, 01/15/20	459	500
Tesoro Corp.
6.50%, 06/01/17 (e)	2,000	1,970
9.75%, 06/01/19	378	416
Texas Competitive Electric Holdings Co. LLC
3.76%, 06/30/11 (r) (q)	3,929	3,051
10.25%, 11/01/15 (e)	2,000	1,310
Valero Energy Corp., 9.38%, 03/15/19 (e)	1,767	2,257

		90,508
FINANCIALS - 13.8%
Ally Financial Inc.
6.88%, 08/28/12 (e)	4,061	4,239
8.30%, 02/12/15 (e) (s)	4,688	5,110
8.00%, 11/01/31 (e)	2,000	2,145
American General Finance Corp.
6.50%, 09/15/17	1,000	790

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

6.90%, 12/15/17	5,000	4,175
American General Finance Corp. - Term Loan, 7.25%, 04/16/15 (i) (r) (q)	2,444	2,461
BAC Capital Trust VI, 5.63%, 03/08/35 (e)	4,000	3,760
Bank of America Corp., 8.00%, (callable at 100 beginning 01/30/18) (m)	1,500	1,547
Capital One Capital VI, 8.88%, 05/15/40	3,852	4,045
CEVA Group Plc, 11.63%, 10/01/16 (s)	1,500	1,582
CIT Group Funding Co. of Delaware LLC, 10.25%, 05/01/15 (e)	5,000	5,175
CIT Group Inc., 7.00%, 05/01/17 (e)	7,000	6,851
Citigroup Capital XXI, 8.30%, 12/21/57 (i)	4,050	4,252
Citigroup Inc.
5.50%, 02/15/17	1,000	1,032
8.50%, 05/22/19	802	991
Ford Motor Credit Co. LLC
5.54%, 06/15/11 (i) (e)	1,070	1,097
9.88%, 08/10/11 (e)	1,045	1,107
3.28%, 01/13/12 (i)	358	357
7.50%, 08/01/12 (e)	3,000	3,185
5.63%, 09/15/15	5,000	5,142
8.13%, 01/15/20 (e)	1,053	1,210
Genworth Financial Inc., 8.63%, 12/15/16	1,416	1,597
GMAC Inc. - Series 8, 6.75%, 12/01/14 (e)	3,000	3,126
International Lease Finance Corp.
5.63%, 09/20/13	1,396	1,370
5.65%, 06/01/14 (e)	4,604	4,466
8.63%, 09/15/15 (s)	2,988	3,197
8.75%, 03/15/17 (e) (s)	6,179	6,627
8.88%, 09/01/17 (e)	4,644	5,015
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	2,983	3,197
Liberty Mutual Group Inc., 7.80%, 03/15/37 (i) (s)	2,300	2,173
NiSource Finance Corp., 10.75%, 03/15/16 (l)	423	559
Petroplus Finance Ltd., 9.38%, 09/15/19 (e) (s)	1,179	1,073
Pinnacle Foods Finance LLC
9.25%, 04/01/15 (s)	2,000	2,080
10.63%, 04/01/17 (e)	1,000	1,064
8.25%, 09/01/17 (e) (s)	4,000	4,050
PNC Preferred Funding Trust III, 8.70%, (callable at 100 beginning 03/15/13) (m) (s)	$3,000	$3,154
Smurfit Kappa Group, Term Loan, 6.75%, 02/10/16 (i) (r) (q)	2,800	2,819
UnumProvident Finance Co. Plc, 6.85%, 11/15/15 (s)	1,000	1,115
Washington Mutual Bank, 6.88%, 06/15/11 (d)	1,500	3
WEA Finance LLC, 6.75%, 09/02/19 (s)	2,694	3,192
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	1,000	1,052
Wells Fargo Capital XIII, 7.70%, (callable at 100 beginning 03/26/13) (m)	2,000	2,075

		113,257

HEALTH CARE - 6.1%
Alere Inc., 8.63%, 10/01/18 (e) (s)	4,174	4,237
American Renal Holdings, 8.38%, 05/15/18 (s)	427	440
Biomet Inc., 10.38%, 10/15/17	2,000	2,220
Community Health Systems Inc., 8.88%, 07/15/15 (e)	2,733	2,904
HCA Inc.
6.25%, 02/15/13	2,234	2,273
5.75%, 03/15/14	3,561	3,512
6.50%, 02/15/16	4,000	4,000
HealthSouth Corp., 10.75%, 06/15/16	2,000	2,192
Healthsouth Corp., 7.25%, 10/01/18	1,700	1,734
HealthSouth Corp., 8.13%, 02/15/20	2,000	2,080
IASIS Health Care LLC, 8.75%, 06/15/14 (e)	2,300	2,352

	Shares/Par (p)	Value

Mylan Inc., 7.88%, 07/15/20 (e) (s)	2,216	2,374
Omnicare Inc., 7.75%, 06/01/20	1,436	1,468
Phibro Animal Health Corp., 9.25%, 07/01/18 (s)	1,400	1,449
RadNet Inc., 10.38%, 04/01/18 (s)	5,000	4,575
Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16	498	548
Tenet Healthcare Corp.
9.25%, 02/01/15	1,000	1,074
8.88%, 07/01/19	1,000	1,104
8.00%, 08/01/20 (e) (s)	3,000	2,992
US Oncology Inc., 9.13%, 08/15/17	828	878
Valeant Pharmaceuticals International, 6.75%, 10/01/17 (e) (s)	812	828
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18	2,679	2,719
8.00%, 02/01/18 (e) (s)	2,000	2,000

		49,953

INDUSTRIALS - 9.7%
ACCO Brands Corp., 10.63%, 03/15/15	469	524
Accuride Corp., 9.50%, 08/01/18 (e) (s)	250	263
Air Canada, 9.25%, 08/01/15 (e) (s)	3,000	3,030
Aircastle Ltd., 9.75%, 08/01/18 (e) (s)	5,000	5,106
ARAMARK Corp.
3.97%, 02/01/15 (i)	220	200
8.50%, 02/01/15 (e)	1,900	1,976
ArvinMeritor Inc., 10.63%, 03/15/18 (e)	2,500	2,769
BE Aerospace Inc.
8.50%, 07/01/18	1,500	1,635
6.88%, 10/01/20	1,536	1,567
Bombardier Inc., 7.50%, 03/15/18 (e) (s)	2,730	2,935
Case New Holland Inc., 7.88%, 12/01/17 (e) (s)	3,925	4,264
Delta Air Lines Inc., 12.25%, 03/15/15 (e) (s)	4,963	5,484
Dyncorp International Inc., 10.38%, 07/01/17 (s)	1,619	1,611
EnergySolutions Inc., 10.75%, 08/15/18 (s)	5,150	5,549
Hawker Beechcraft Acquisition Co. LLC
8.50%, 04/01/15 (e)	1,000	771
9.75%, 04/01/17 (e) (s)	2,000	1,185
Hertz Corp., 10.50%, 01/01/16 (e)	$1,500	$1,594
International Wire Group Inc., 9.75%, 04/15/15 (s)	3,000	3,064
L-3 Communications Corp.
5.88%, 01/15/15	3,000	3,067
6.38%, 10/15/15	1,000	1,031
Liberty Tire Recycling, 11.00%, 10/01/16 (e) (s)	2,000	2,040
Manitowoc Co. Inc., 9.50%, 02/15/18 (e)	1,429	1,493
Masco Corp.
6.13%, 10/03/16	2,000	2,033
7.13%, 03/15/20 (e)	644	660
Navistar International Corp., 8.25%, 11/01/21 (e)	1,053	1,124
Oshkosh Corp., 8.50%, 03/01/20	720	779
Owens Corning, 9.00%, 06/15/19	1,383	1,636
RBS Global & Rexnord LLC, 8.50%, 05/01/18 (e)	3,256	3,309
Spirit Aerosystems Inc., 7.50%, 10/01/17	485	501
Terex Corp., 10.88%, 06/01/16	2,000	2,283
Tower Automotive Holdings USA LLC, 10.63%, 09/01/17 (e) (s)	3,000	3,030
Trans Union LLC, 11.38%, 06/15/18 (e) (s)	2,006	2,282
TransDigm Inc., 7.75%, 07/15/14	1,500	1,517
Trimas Corp., 9.75%, 12/15/17 (e) (s)	2,500	2,687
United Air Lines Inc., 12.00%, 11/01/13 (s)	2,000	2,210
Western Express Inc., 12.50%, 04/15/15 (s)	3,000	2,884

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Wolseley Plc - Private Placement, 5.32%, 11/17/20 (r) (q) (f)	2,136	1,878

		79,971

INFORMATION TECHNOLOGY - 2.8%
Advanced Micro Devices Inc., 7.75%, 08/01/20 (s)	363	375
Fidelity National Information Services Inc.
7.63%, 07/15/17 (e) (s)	275	294
7.88%, 07/15/20 (s)	199	214
First Data Corp.
9.88%, 09/24/15 (e)	1,700	1,390
10.55%, 09/24/15 (e)	2,333	1,887
Freescale Semiconductor Inc.
10.13%, 12/15/16 (e)	3,800	3,458
10.75%, 08/01/20 (e) (s)	3,000	3,007
Nordic Telephone Co. Holdings ApS, 8.88%, 05/01/16 (s)	945	1,004
Sanmina-SCI Corp., 8.13%, 03/01/16	683	700
Seagate HDD Cayman, 6.88%, 05/01/20 (s)	2,745	2,683
Sungard Data Systems Inc., 10.25%, 08/15/15 (e)	2,515	2,647
Unisys Corp.
12.75%, 10/15/14 (s)	499	594
14.25%, 09/15/15 (e) (s)	401	477
UPC Holding BV, 9.88%, 04/15/18 (s)	1,573	1,675
Viasat Inc., 8.88%, 09/15/16	628	676
Viasystems Group Inc., 12.00%, 01/15/15 (s)	2,000	2,183

		23,264

MATERIALS - 6.8%
Allegheny Technologies Inc., 9.38%, 06/01/19	1,186	1,433
Berry Plastics Corp.
8.88%, 09/15/14	3,000	2,903
9.50%, 05/15/18	2,000	1,880
Building Materials Corp. of America
6.88%, 08/15/18 (e) (s)	1,582	1,554
7.00%, 02/15/20 (e) (s)	658	674
7.50%, 03/15/20 (s)	1,172	1,178
BWAY Holdings Co., 10.00%, 06/15/18 (e) (s)	967	1,047
Cemex Finance LLC, 9.50%, 12/14/16 (e) (s)	6,417	6,457
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	$2,020	$2,255
Georgia-Pacific LLC, 7.13%, 01/15/17 (s)	4,000	4,235
Gerdau Holdings Inc., 7.00%, 01/20/20 (e) (s)	2,020	2,257
Goodman Global Group Inc., 0.00%, 12/15/14 (j)	780	499
Graphic Packaging International Corp., 7.88%, 10/01/18 (e)	475	488
Hanson Ltd., 6.13%, 08/15/16	1,231	1,236
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	2,165	1,797
Hexion US Finance Corp., 8.88%, 02/01/18	1,641	1,608
Huntsman International LLC
7.88%, 11/15/14 (e)	500	519
7.38%, 01/01/15	2,000	2,030
8.63%, 03/15/20 (e)	769	796
8.63%, 03/15/21 (e) (s)	1,684	1,743
Ineos Finance Plc, 9.00%, 05/15/15 (s)	708	739
Ineos Group Holdings Plc, 8.50%, 02/15/16 (s)	1,000	846
LBI Escrow Corp., 8.00%, 11/01/17 (s)	3,204	3,500
Momentive Performance Materials Inc., 9.75%, 12/01/14 (e)	3,000	3,075
NewPage Corp., 11.38%, 12/31/14 (e)	2,851	2,580
Plastipak Holdings Inc., 10.63%, 08/15/19 (s)	2,400	2,664
Radnor Holdings Corp., 11.00%, 07/15/10 (d) (r) (q) (f)	100	—
Smurfit Kappa Funding Plc, 7.75%, 04/01/15	575	581

	Shares/Par (p)	Value

Steel Dynamics Inc., 6.75%, 04/01/15	2,000	2,045
Stone Container Finance Co., 7.38%, 07/15/14 (d) (f)	1,375	—
Verso Paper Holdings LLC
11.50%, 07/01/14	2,000	2,190
11.38%, 08/01/16 (e)	1,000	899

		55,708

TELECOMMUNICATION SERVICES - 7.8%
Cincinnati Bell Inc., 8.75%, 03/15/18 (e)	2,312	2,254
Clearwire Communications LLC, 12.00%, 12/01/15 (s)	2,488	2,681
Cricket Communications Inc., 9.38%, 11/01/14 (e)	2,000	2,070
Frontier Communications Corp.
8.25%, 04/15/17	938	1,026
8.13%, 10/01/18 (e)	882	964
7.13%, 03/15/19 (e)	620	636
Inmarsat Finance Plc, 7.38%, 12/01/17 (e) (s)	781	816
Intelsat Jackson Holding Ltd., 7.25%, 10/15/20 (e) (s)	1,990	2,000
Intelsat Luxembourg SA, 11.25%, 02/04/17	7,500	8,034
ITC Deltacom Inc., 10.50%, 04/01/16	3,000	3,049
Level 3 Financing Inc.
9.25%, 11/01/14	1,000	940
10.00%, 02/01/18 (e)	3,000	2,700
MetroPCS Wireless Inc., 7.88%, 09/01/18 (e)	4,831	4,976
Nextel Communications Inc.
6.88%, 10/31/13	371	373
5.95%, 03/15/14	2,629	2,616
PAETEC Holding Corp., 9.50%, 07/15/15 (e)	3,000	3,060
Qwest Communications International Inc.
8.00%, 10/01/15	1,188	1,286
7.13%, 04/01/18 (s)	1,844	1,936
Sprint Capital Corp., 6.88%, 11/15/28 (e)	6,665	6,098
Sprint Nextel Corp., 6.00%, 12/01/16	1,654	1,633
Telesat Canada
11.00%, 11/01/15	2,000	2,260
12.50%, 11/01/17 (e)	500	590
Virgin Media Finance Plc
9.13%, 08/15/16 (e)	1,000	1,070
9.50%, 08/15/16 (e)	$2,000	$2,260
8.38%, 10/15/19	2,319	2,545
West Corp., 9.50%, 10/15/14 (e)	1,000	1,046
Wind Acquisition Finance SA, 11.75%, 07/15/17 (s)	1,567	1,756
Wind Acquisition Holdings Finance SpA, 12.25%, 07/15/17 (e) (s)	1,071	1,148
Windstream Corp., 7.75%, 10/15/20 (s)	2,000	2,015

		63,838

UTILITIES - 5.1%
AES Corp.
9.75%, 04/15/16	1,355	1,558
8.00%, 10/15/17 (e)	2,000	2,160
CMS Energy Corp., 6.55%, 07/17/17	1,500	1,613
Dynegy Holdings Inc.
7.75%, 06/01/19 (e)	3,500	2,398
7.63%, 10/15/26	125	75
Edison Mission Energy
7.75%, 06/15/16	940	736
7.00%, 05/15/17	1,900	1,373
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	7,000	7,557
Energy Future Holdings Corp.
10.88%, 11/01/17	688	413
11.25%, 11/01/17	663	316
10.00%, 12/01/20	3,380	3,354

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Frontier Communications Corp., 8.50%, 04/15/20	3,244	3,581
GenOn Escrow Corp.
9.88%, 09/20/17	3,198	3,194
9.88%, 10/15/20 (s)	6,956	6,643
Ipalco Enterprises Inc., 7.25%, 04/01/16 (s)	800	860
Mirant North America LLC, 7.38%, 12/31/13	1,780	1,833
NRG Energy Inc., 7.38%, 02/01/16	3,000	3,086
RRI Energy Inc., 7.88%, 06/15/17	1,500	1,399

		42,149

Total Corporate Bonds and Notes (cost $677,981)		721,823

COMMON STOCKS - 1.7%

CONSUMER DISCRETIONARY - 0.3%
DISH Network Corp.	150	2,874
Home Interior Gift Inc. (q) (r) (f)	429	—

		2,874

CONSUMER STAPLES - 0.3%
B&G Foods Inc.	200	2,184

ENERGY - 0.3%
Chesapeake Energy Corp.	14	324
Inergy LP	50	1,983

		2,307

HEALTH CARE - 0.3%
DaVita Inc. (c)	35	2,416

MATERIALS - 0.1%
Applied Extrusion Technologies Inc. - Class B (c) (f) (r) (q)	3	—
Smurfit-Stone Container Corp. (c)	42	780

		780

TELECOMMUNICATION SERVICES - 0.4%
Manitoba Telecom Services Inc. (q) (r)	1	14
Windstream Corp.	240	$2,950

		2,964

Total Common Stocks (cost $13,031)		13,525

PREFERRED STOCKS - 0.2%

FINANCIALS - 0.2%
Ally Financial Inc., 7.00%, (callable at 1000 beginning 12/31/11) (m) (s)	1	930
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/12), Series Z (d) (m)	50	22
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/10), Series S (d) (m)	19	8
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 05/20/13), Series T (d) (m)	40	16
Wells Fargo Capital XII, 7.88%, (callable at 25 beginning 03/15/13)	18	487

		1,463

Total Preferred Stocks (cost $3,562)		1,463

INVESTMENT COMPANIES - 0.8%
Eaton Vance Senior Floating-Rate Trust	100	1,569
Invesco Van Kampen Senior Income Trust	400	1,848

	Shares/Par (p)	Value

Pimco Floating Rate Strategy Fund	267	2,688

Total Investment Companies (cost $4,606)		6,105

SHORT TERM INVESTMENTS - 33.7%

Investment Company - 5.1%
JNL Money Market Fund, 0.10% (a) (h)	42,250	42,250

Securities Lending Collateral - 28.6%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	233,135	233,135
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	1,984	1,984

		235,119

Total Short Term Investments (cost $277,369)		277,369

Total Investments - 128.5% (cost $1,006,979)		1,055,857
Other Assets and Liabilities, Net - (28.5%)		(233,990)

Total Net Assets - 100.0%		$821,867

JNL/PPM America Mid Cap Value Fund

COMMON STOCKS - 101.4%

CONSUMER DISCRETIONARY - 19.6%
Abercrombie & Fitch Co. - Class A	27	$1,050
Bally Technologies Inc. (c)	27	940
Fortune Brands Inc.	19	911
Liz Claiborne Inc. (c) (e)	112	679
Macy’s Inc.	65	1,501
Newell Rubbermaid Inc.	81	1,435
Royal Caribbean Cruises Ltd. (c) (e)	46	1,457
Skechers U.S.A. Inc. - Class A (c) (e)	47	1,092
VF Corp.	18	1,458
Viacom Inc. - Class B	17	604

		11,127

CONSUMER STAPLES - 2.5%
Corn Products International Inc.	38	1,436

ENERGY - 7.7%
Comstock Resources Inc. (c)	56	1,250
Hercules Offshore Inc. (c)	247	655
National Oilwell Varco Inc.	22	996
Patterson-UTI Energy Inc.	84	1,440

		4,341

FINANCIALS - 12.3%
American Financial Group Inc.	45	1,370
Astoria Financial Corp. (e)	106	1,442
Hartford Financial Services Group Inc.	61	1,405
Lincoln National Corp.	57	1,363
Reinsurance Group of America Inc.	29	1,391

		6,971

HEALTH CARE - 6.7%
CIGNA Corp.	40	1,424
LifePoint Hospitals Inc. (c)	33	1,157
Owens & Minor Inc.	42	1,193

		3,774

INDUSTRIALS - 25.8%
Belden Inc.	23	609
Con-Way Inc.	38	1,175
Esterline Technologies Corp. (c)	25	1,437

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

GATX Corp.	38	1,102
Goodrich Corp.	19	1,408
Kennametal Inc.	49	1,509
Lincoln Electric Holdings Inc.	24	1,411
SkyWest Inc.	41	570
Spirit Aerosystems Holdings Inc. (c)	71	1,415
Steelcase Inc.	153	1,273
Terex Corp. (c)	54	1,233
Textron Inc.	72	1,474

		14,616

INFORMATION TECHNOLOGY - 11.8%
Avnet Inc. (c)	54	1,445
Computer Sciences Corp.	32	1,463
Fairchild Semiconductor International Inc. (c)	156	1,464
Novell Inc. (c)	199	1,186
Omnivision Technologies Inc. (c)	23	528
Teradyne Inc. (c) (e)	57	629

		6,715

MATERIALS - 10.4%
Allegheny Technologies Inc.	18	841
Nucor Corp.	14	$519
Olin Corp.	40	810
PPG Industries Inc.	17	1,216
Reliance Steel & Aluminum Co.	34	1,404
Steel Dynamics Inc.	77	1,085

		5,875

UTILITIES - 4.6%
Edison International	38	1,310
Westar Energy Inc. (e)	53	1,294

		2,604

Total Common Stocks (cost $57,501)		57,459

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$17	1

Total Non-U.S. Government Agency Asset-Backed Securities (cost $17)		1

SHORT TERM INVESTMENTS - 5.5%

Investment Company - 0.1%
JNL Money Market Fund, 0.10% (a) (h)	56	56

Securities Lending Collateral - 5.4%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	3,053	3,053

Total Short Term Investments (cost $3,109)		3,109

Total Investments - 106.9% (cost $60,627)		60,569
Other Assets and Liabilities, Net - (6.9%)		(3,927)

Total Net Assets - 100.0%		$56,642

JNL/PPM America Small Cap Value Fund

COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 21.4%
Bally Technologies Inc. (c)	36	$1,258
Bob Evans Farms Inc.	43	1,193
Columbia Sportswear Co. (e)	22	1,257

	Shares/Par (p)	Value

Jakks Pacific Inc. (c)	75	1,325
K-Swiss Inc. - Class A (c)	37	473
Liz Claiborne Inc. (c) (e)	224	1,361
RC2 Corp. (c)	62	1,307
Skechers U.S.A. Inc. - Class A (c) (e)	51	1,205
Superior Industries International Inc. (e)	70	1,211

		10,590

CONSUMER STAPLES - 4.7%
Corn Products International Inc.	19	705
Del Monte Foods Co.	33	431
Hain Celestial Group Inc. (c) (e)	50	1,204

		2,340

ENERGY - 7.8%
Comstock Resources Inc. (c)	58	1,306
Hercules Offshore Inc. (c)	490	1,298
Patterson-UTI Energy Inc.	75	1,274

		3,878

FINANCIALS - 11.7%
American Financial Group Inc.	16	486
Astoria Financial Corp. (e)	90	1,232
Delphi Financial Group Inc.	47	1,180
Independent Bank Corp.	53	1,182
Reinsurance Group of America Inc.	10	483
SeaBright Insurance Holdings Inc. (e)	151	1,220

		5,783

HEALTH CARE - 5.0%
LifePoint Hospitals Inc. (c)	35	1,227
Owens & Minor Inc.	43	1,227

		2,454

INDUSTRIALS - 28.8%
Apogee Enterprises Inc.	127	1,163
Belden Inc.	47	1,237
Con-Way Inc.	41	1,268
Esterline Technologies Corp. (c)	22	1,230
GATX Corp. (e)	41	1,214
GenCorp Inc. (c)	250	1,228
Kennametal Inc.	41	1,262
Lincoln Electric Holdings Inc.	21	1,226
SkyWest Inc.	85	1,192
Spirit Aerosystems Holdings Inc. (c)	36	721
Steelcase Inc.	155	1,293
Terex Corp. (c)	54	1,229

		14,263

INFORMATION TECHNOLOGY - 14.7%
Benchmark Electronics Inc. (c)	76	1,238
Fairchild Semiconductor International Inc. (c)	134	1,261
Novell Inc. (c)	178	1,064
Omnivision Technologies Inc. (c)	51	1,180
SYNNEX Corp. (c)	48	1,339
Teradyne Inc. (c) (e)	109	1,214

		7,296

MATERIALS - 4.3%
Olin Corp.	60	$1,206
Reliance Steel & Aluminum Co.	11	465
Steel Dynamics Inc.	32	451

		2,122

UTILITIES - 1.5%
Westar Energy Inc. (e)	30	737

Total Common Stocks (cost $49,474)		49,463

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$3	—

Total Non-U.S. Government Agency Asset-Backed Securities (cost $3)		—

SHORT TERM INVESTMENTS - 11.7%

Securities Lending Collateral - 11.7%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	5,770	5,770

Total Short Term Investments (cost $5,770)		5,770

Total Investments - 111.6% (cost $55,247)		55,233
Other Assets and Liabilities, Net - (11.6%)		(5,739)

Total Net Assets - 100.0%		$49,494

JNL/PPM America Value Equity Fund

COMMON STOCKS - 100.5%

CONSUMER DISCRETIONARY - 14.8%
Abercrombie & Fitch Co. - Class A	27	$1,042
Comcast Corp. - Class A	133	2,401
Fortune Brands Inc.	21	1,024
Home Depot Inc.	33	1,052
Macy’s Inc.	74	1,697
Newell Rubbermaid Inc.	104	1,857
Royal Caribbean Cruises Ltd. (c) (e)	36	1,148
VF Corp.	23	1,839
Viacom Inc. - Class B	72	2,595

		14,655

CONSUMER STAPLES - 7.5%
Altria Group Inc.	103	2,472
Archer-Daniels-Midland Co.	70	2,234
CVS Caremark Corp.	34	1,080
Procter & Gamble Co.	27	1,631

		7,417

ENERGY - 10.6%
Apache Corp.	26	2,493
Chevron Corp.	31	2,505
ConocoPhillips	31	1,763
National Oilwell Varco Inc.	28	1,245
Occidental Petroleum Corp.	18	1,402
Patterson-UTI Energy Inc.	65	1,115

		10,523

FINANCIALS - 20.8%
Allstate Corp.	58	1,820
Bank of America Corp.	182	2,386
Goldman Sachs Group Inc.	16	2,299
Hartford Financial Services Group Inc.	111	2,552
JPMorgan Chase & Co.	62	2,364
Lincoln National Corp.	97	2,330
Morgan Stanley	89	2,191
Travelers Cos. Inc.	43	2,225
Wells Fargo & Co.	96	2,405

		20,572

HEALTH CARE - 10.1%
CIGNA Corp.	71	2,533
Johnson & Johnson	40	2,485

	Shares/Par (p)	Value

Merck & Co. Inc.	67	2,474
Pfizer Inc.	146	2,508

		10,000

INDUSTRIALS - 11.9%
Caterpillar Inc.	34	2,675
Goodrich Corp.	33	2,403
Lockheed Martin Corp.	31	2,231
Spirit Aerosystems Holdings Inc. (c)	60	1,202
Terex Corp. (c)	52	1,183
Textron Inc. (e)	102	2,099

		11,793

INFORMATION TECHNOLOGY - 13.2%
Avnet Inc. (c)	37	1,002
Computer Sciences Corp.	45	2,070
Hewlett-Packard Co.	60	2,520
Intel Corp.	129	2,483
International Business Machines Corp.	19	2,549
Microsoft Corp.	99	2,412

		13,036

MATERIALS - 5.0%
Allegheny Technologies Inc.	22	$1,027
Nucor Corp.	62	2,368
PPG Industries Inc.	21	1,507

		4,902

TELECOMMUNICATION SERVICES - 4.5%
AT&T Inc.	68	1,951
Verizon Communications Inc.	77	2,496

		4,447

UTILITIES - 2.1%
Edison International	60	2,053

Total Common Stocks (cost $82,779)		99,398

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$323	17

Total Non-U.S. Government Agency Asset-Backed Securities (cost $323)		17

SHORT TERM INVESTMENTS - 2.8%

Investment Company - 0.4%
JNL Money Market Fund, 0.10% (a) (h)	457	457

Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	1,967	1,967
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	373	373

		2,340

Total Short Term Investments (cost $2,797)		2,797

Total Investments - 103.3% (cost $85,899)		102,212
Other Assets and Liabilities, Net - (3.3%)		(3,277)

Total Net Assets - 100.0%		$98,935

JNL/Red Rocks Listed Private Equity Fund

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

COMMON STOCKS - 95.3%

DIVERSIFIED - 12.5%
Diversified Operations - 3.1%
Wendel Investissement	215	$14,254

Holding Companies - Diversified - 9.4%
Ackermans & van Haaren NV	124	9,898
HAL Trust NV (e)	130	14,635
Leucadia National Corp. (c)	803	18,967

		43,500

FINANCIALS - 80.9%
Closed - End Funds - 18.3%
AP Alternative Assets LP	1,841	13,329
ARC Capital Holdings Ltd. (c)	9,303	10,700
Blackstone Group LP	1,767	22,423
Conversus Capital LP (c)	1,210	19,723
HBM BioVentures AG (c)	225	9,224
Princess Private Equity Holding Ltd. (c)	1,328	8,993

		84,392
Diversified Financial Services - 12.0%
GP Investments Ltd. - BDR (c)	2,488	9,088
Intermediate Capital Group Plc	4,164	19,558
Onex Corp.	949	26,665

		55,311
Investment Companies - 35.2%
American Capital Ltd. (c)	465	2,702
Candover Investments Plc (c)	642	7,417
China Merchants China Direct Investments Ltd.	4,263	9,318
DeA Capital SpA (c) (e)	2,858	4,875
Electra Private Equity Plc (c)	569	12,228
Eurazeo	254	17,023
Graphite Enterprise Trust Plc	2,160	9,806
HgCapital Trust Plc	749	10,025
Investor AB	564	11,451
KKR & Co. LP	3,130	33,178
MVC Capital Inc.	442	5,737
Ratos AB (e)	532	18,357
RHJ International (c)	888	7,322
SVG Capital Plc (c)	4,954	13,191

		162,630
Venture Capital - 15.4%
3i Group Plc	5,301	23,858
Altamir Amboise (c)	1,454	10,784
Deutsche Beteiligungs AG	323	8,148
Dinamia Capital Privado Scr SA	414	4,853
Gimv NV (e)	259	13,331
IP Group Plc (c)	3,963	1,992
Jafco Co. Ltd.	346	8,174

		71,140

INFORMATION TECHNOLOGY - 1.9%
Internet Capital Group Inc. (c)	780	8,602

Total Common Stocks (cost $390,049)		439,829

RIGHTS - 0.0%
HgCapital Trust Plc (c)	$153	134

Total Rights (cost $0)		134

SHORT TERM INVESTMENTS - 5.1%
Mutual Funds - 4.6%
JNL Money Market Fund, 0.10% (a) (h)	20,942	20,942

	Shares/Par (p)	Value

Securities Lending Collateral - 0.5%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	2,213	2,214

Total Short Term Investments (cost $23,156)		23,156

Total Investments - 100.4% (cost $413,205)		463,119
Other Assets and Liabilities, Net - (0.4%)		(1,761)

Total Net Assets - 100.0%		$461,358

JNL/S&P Managed Conservative Fund (b)
INVESTMENT COMPANIES - 99.9%
JNL/AIM International Growth Fund (3.8%) (a)	2,037	$19,738
JNL/AIM Large Cap Growth Fund (3.6%) (a)	2,418	27,028
JNL/Capital Guardian Global Diversified Research Fund (2.3%) (a)	409	8,737
JNL/Capital Guardian U.S. Growth Equity Fund (3.7%) (a)	1,473	27,853
JNL/Eagle Core Equity Fund (15.5%) (a)	4,068	27,053
JNL/Goldman Sachs Core Plus Bond Fund (13.5%) (a)	11,148	141,582
JNL/Goldman Sachs Emerging Markets Debt Fund (4.1%) (a)	2,036	28,062
JNL/JPMorgan International Value Fund (3.3%) (a)	2,521	18,229
JNL/JPMorgan U.S. Government & Quality Bond Fund (10.0%) (a)	7,122	97,212
JNL/PIMCO Real Return Fund (7.0%) (a)	9,477	119,796
JNL/PIMCO Total Return Bond Fund (4.0%) (a)	10,131	134,839
JNL/Select Value Fund (3.2%) (a)	1,964	30,915
JNL/T. Rowe Price Established Growth Fund (2.2%) (a)	1,506	28,733
JNL/T. Rowe Price Short-Term Bond Fund (18.7%) (a)	15,107	151,368
JNL/T. Rowe Price Value Fund (3.0%) (a)	2,944	28,851

Total Investment Companies (cost $844,754)		889,996

Total Investments - 99.9% (cost $844,754)		889,996
Other Assets and Liabilities, Net - 0.1%		1,010

Total Net Assets - 100.0%		$891,006

JNL/S&P Managed Moderate Fund (b)

INVESTMENT COMPANIES - 99.8%
JNL/AIM Global Real Estate Fund (1.1%) (a)	701	$5,881
JNL/AIM International Growth Fund (5.8%) (a)	3,114	30,172
JNL/AIM Large Cap Growth Fund (10.1%) (a)	6,835	76,420
JNL/Capital Guardian Global Diversified Research Fund (6.7%) (a)	1,217	26,018
JNL/Capital Guardian U.S. Growth Equity Fund (9.9%) (a)	3,886	73,490
JNL/Credit Suisse Commodity Securities Fund (0.5%) (a)	359	3,413
JNL/Franklin Templeton International Small Cap Fund (0.4%) (a)	98	739
JNL/Goldman Sachs Core Plus Bond Fund (15.0%) (a)	12,438	157,964
JNL/Goldman Sachs Emerging Markets Debt Fund (6.8%) (a)	3,371	46,455

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

JNL/Goldman Sachs Mid Cap Value Fund (8.5%) (a)	3,678	34,754
JNL/JPMorgan International Value Fund (5.3%) (a)	4,018	29,048
JNL/JPMorgan U.S. Government & Quality Bond Fund (11.8%) (a)	8,417	114,892
JNL/Lazard Emerging Markets Fund (2.7%) (a)	2,693	31,156
JNL/M&G Global Basics Fund (19.6%) (a)	2,232	29,771
JNL/Mellon Capital Management Oil & Gas Sector Fund (1.2%) (a)	263	5,868
JNL/Oppenheimer Global Growth Fund (1.3%) (a)	457	4,428
JNL/PIMCO Real Return Fund (9.9%) (a)	13,454	170,061
JNL/PIMCO Total Return Bond Fund (5.2%) (a)	13,215	175,896
JNL/Select Value Fund (9.3%) (a)	5,765	90,739
JNL/T. Rowe Price Established Growth Fund (5.8%) (a)	3,921	74,809
JNL/T. Rowe Price Mid-Cap Growth Fund (3.3%) (a)	1,374	36,773
JNL/T. Rowe Price Short-Term Bond Fund (21.2%) (a)	17,075	171,096
JNL/T. Rowe Price Value Fund (7.6%) (a)	7,364	72,167

Total Investment Companies (cost $1,386,539)		1,462,010

Total Investments - 99.8% (cost $1,386,539)		1,462,010
Other Assets and Liabilities, Net - 0.2%		3,272

Total Net Assets - 100.0%		$1,465,282

JNL/S&P Managed Moderate Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/AIM Global Real Estate Fund (1.6%) (a)	1,071	$8,983
JNL/AIM International Growth Fund (18.4%) (a)	9,833	95,285
JNL/AIM Large Cap Growth Fund (23.3%) (a)	15,784	176,469
JNL/Capital Guardian Global Diversified Research Fund (8.6%) (a)	1,559	33,336
JNL/Capital Guardian U.S. Growth Equity Fund (18.2%) (a)	7,188	135,933
JNL/Credit Suisse Commodity Securities Fund (1.5%) (a)	1,192	11,324
JNL/Eagle SmallCap Equity Fund (4.8%) (a)	1,017	18,736
JNL/Franklin Templeton International Small Cap Fund (9.5%) (a)	2,271	17,124
JNL/Franklin Templeton Small Cap Value Fund (4.1%) (a)	996	9,399
JNL/Goldman Sachs Core Plus Bond Fund (18.2%) (a)	15,012	190,658
JNL/Goldman Sachs Emerging Markets Debt Fund (11.6%) (a)	5,730	78,966
JNL/Goldman Sachs Mid Cap Value Fund (17.9%) (a)	7,733	73,074
JNL/JPMorgan International Value Fund (17.7%) (a)	13,448	97,228
JNL/JPMorgan MidCap Growth Fund (4.6%) (a)	498	8,692
JNL/JPMorgan U.S. Government & Quality Bond Fund (14.4%) (a)	10,251	139,925
JNL/Lazard Emerging Markets Fund (6.6%) (a)	6,553	75,812
JNL/M&G Global Basics Fund (22.0%) (a)	2,502	33,378
JNL/Mellon Capital Management Oil & Gas Sector Fund (1.8%) (a)	413	9,222
JNL/Oppenheimer Global Growth Fund (5.1%) (a)	1,881	18,243

	Shares/Par (p)	Value

JNL/PIMCO Real Return Fund (12.5%) (a)	17,012	215,037
JNL/PIMCO Total Return Bond Fund (4.5%) (a)	11,443	152,310
JNL/Select Value Fund (23.7%) (a)	14,614	230,025
JNL/T. Rowe Price Established Growth Fund (12.0%) (a)	8,087	154,296
JNL/T. Rowe Price Mid-Cap Growth Fund (7.3%) (a)	3,065	82,025
JNL/T. Rowe Price Short-Term Bond Fund (19.3%) (a)	15,590	156,207
JNL/T. Rowe Price Value Fund (24.7%) (a)	23,980	235,003

Total Investment Companies (cost $2,399,644)		2,456,690

Total Investments - 100.0% (cost $2,399,644)		2,456,690
Other Assets and Liabilities, Net - (0.0% )		677

Total Net Assets - 100.0%		$2,457,367

JNL/S&P Managed Growth Fund (b)

INVESTMENT COMPANIES - 99.9%
JNL/AIM Global Real Estate Fund (3.4%) (a)	2,270	$19,049
JNL/AIM International Growth Fund (15.2%) (a)	8,091	78,404
JNL/AIM Large Cap Growth Fund (23.3%) (a)	15,825	176,923
JNL/Capital Guardian Global Diversified Research Fund (8.0%) (a)	1,446	30,919
JNL/Capital Guardian U.S. Growth Equity Fund (17.0%) (a)	6,685	126,419
JNL/Credit Suisse Commodity Securities Fund (1.5%) (a)	1,194	11,346
JNL/Eagle Core Equity Fund (24.0%) (a)	6,293	41,845
JNL/Eagle SmallCap Equity Fund (16.7%) (a)	3,500	64,499
JNL/Franklin Templeton International Small Cap Fund (12.0%) (a)	2,885	21,753
JNL/Franklin Templeton Small Cap Value Fund (7.2%) (a)	1,733	16,364
JNL/Goldman Sachs Core Plus Bond Fund (3.3%) (a)	2,695	34,230
JNL/Goldman Sachs Emerging Markets Debt Fund (8.9%) (a)	4,367	60,176
JNL/Goldman Sachs Mid Cap Value Fund (15.0%) (a)	6,496	61,387
JNL/JPMorgan International Value Fund (13.1%) (a)	9,966	72,051
JNL/JPMorgan MidCap Growth Fund (8.1%) (a)	878	15,311
JNL/JPMorgan U.S. Government & Quality Bond Fund (3.0%) (a)	2,128	29,046
JNL/Lazard Emerging Markets Fund (5.7%) (a)	5,603	64,824
JNL/M&G Global Basics Fund (25.7%) (a)	2,928	39,058
JNL/Mellon Capital Management Oil & Gas Sector Fund (1.2%) (a)	265	5,923
JNL/Oppenheimer Global Growth Fund (15.9%) (a)	5,817	56,425
JNL/PIMCO Real Return Fund (6.2%) (a)	8,411	106,317
JNL/PIMCO Total Return Bond Fund (2.2%) (a)	5,579	74,256
JNL/Select Value Fund (19.8%) (a)	12,242	192,695
JNL/T. Rowe Price Established Growth Fund (14.3%) (a)	9,615	183,449
JNL/T. Rowe Price Mid-Cap Growth Fund (7.6%) (a)	3,198	85,572
JNL/T. Rowe Price Value Fund (17.9%) (a)	17,380	170,321

Total Investment Companies (cost $1,824,776)		1,838,562

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Total Investments - 99.9% (cost $1,824,776)		1,838,562
Other Assets and Liabilities, Net - 0.1%		1,734

Total Net Assets - 100.0%		$1,840,296

JNL/S&P Managed Aggressive Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/AIM Global Real Estate Fund (1.2%) (a)	802	$6,727
JNL/AIM International Growth Fund (5.9%) (a)	3,166	30,679
JNL/AIM Large Cap Growth Fund (8.2%) (a)	5,555	62,107
JNL/Capital Guardian Global Diversified Research Fund (3.1%) (a)	550	11,759
JNL/Capital Guardian U.S. Growth Equity Fund (3.0%) (a)	1,189	22,477
JNL/Credit Suisse Commodity Securities Fund (1.0%) (a)	745	7,074
JNL/Eagle SmallCap Equity Fund (7.1%) (a)	1,485	27,371
JNL/Franklin Templeton International Small Cap Fund (7.0%) (a)	1,671	12,604
JNL/Franklin Templeton Small Cap Value Fund (5.3%) (a)	1,288	12,156
JNL/Goldman Sachs Emerging Markets Debt Fund (2.2%) (a)	1,082	14,918
JNL/Goldman Sachs Mid Cap Value Fund (7.9%) (a)	3,394	32,072
JNL/JPMorgan International Value Fund (5.5%) (a)	4,177	30,200
JNL/JPMorgan MidCap Growth Fund (5.8%) (a)	629	10,976
JNL/Lazard Emerging Markets Fund (2.6%) (a)	2,613	30,234
JNL/M&G Global Basics Fund (14.0%) (a)	1,587	21,169
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.8%) (a)	181	4,042
JNL/Oppenheimer Global Growth Fund (10.0%) (a)	3,668	35,578
JNL/PIMCO Real Return Fund (1.9%) (a)	2,644	33,420
JNL/PPM America High Yield Bond Fund (2.4%) (a)	2,873	19,680
JNL/Select Value Fund (8.8%) (a)	5,409	85,132
JNL/T. Rowe Price Established Growth Fund (6.1%) (a)	4,068	77,618
JNL/T. Rowe Price Mid-Cap Growth Fund (3.1%) (a)	1,290	34,525
JNL/T. Rowe Price Value Fund (6.7%) (a)	6,508	63,777

Total Investment Companies (cost $697,152)		686,295

Total Investments - 100.0% (cost $697,152)		686,295
Other Assets and Liabilities, Net - (0.0% )		(42)

Total Net Assets - 100.0%		$686,253

JNL/S&P Disciplined Moderate Fund (b)

INVESTMENT COMPANIES - 99.9%
JNL/Goldman Sachs Emerging Markets Debt Fund (1.3%) (a)	649	$8,944
JNL/Mellon Capital Management Bond Index Fund (5.0%) (a)	4,997	61,165
JNL/Mellon Capital Management International Index Fund (4.7%) (a)	3,698	44,235

	Shares/Par (p)	Value

JNL/Mellon Capital Management JNL Optimized 5 Fund (3.4%) (a)	1,892	15,627
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (1.8%) (a)	833	10,325
JNL/Mellon Capital Management S&P 500 Index Fund (9.2%) (a)	11,027	106,962
JNL/Mellon Capital Management Small Cap Index Fund (1.4%) (a)	737	8,047
JNL/PIMCO Real Return Fund (2.2%) (a)	2,938	37,135

Total Investment Companies (cost $269,967)		292,440

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$14	1

Total Non-U.S. Government Agency Asset-Backed Securities (cost $0)		1

Total Investments - 99.9% (cost $269,967)		292,441
Other Assets and Liabilities, Net - 0.1%		293

Total Net Assets - 100.0%		$292,734

JNL/S&P Disciplined Moderate Growth Fund (b)

INVESTMENT COMPANIES - 99.9%
JNL/Goldman Sachs Emerging Markets Debt Fund (1.3%) (a)	652	$8,990
JNL/Mellon Capital Management 25 Fund (3.8%) (a)	1,567	18,667
JNL/Mellon Capital Management Bond Index Fund (1.4%) (a)	1,389	16,999
JNL/Mellon Capital Management International Index Fund (6.3%) (a)	4,973	59,474
JNL/Mellon Capital Management JNL Optimized 5 Fund (4.2%) (a)	2,323	19,184
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (4.5%) (a)	2,044	25,342
JNL/Mellon Capital Management S&P 500 Index Fund (11.0%) (a)	13,241	128,441
JNL/Mellon Capital Management Small Cap Index Fund (2.2%) (a)	1,170	12,778
JNL/PIMCO Real Return Fund (1.3%) (a)	1,772	22,399

Total Investment Companies (cost $281,881)		312,274

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$11	1

Total Non-U.S. Government Agency Asset-Backed Securities (cost $0)		1

Total Investments - 99.9% (cost $281,881)		312,275
Other Assets and Liabilities, Net - 0.1%		352

Total Net Assets - 100.0%		$312,627

JNL/S&P Disciplined Growth Fund (b)

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

INVESTMENT COMPANIES - 100.0%
JNL/Goldman Sachs Emerging Markets Debt Fund (0.4%) (a)	171	$2,356
JNL/Mellon Capital Management 25 Fund (1.4%) (a)	567	6,751
JNL/Mellon Capital Management Bond Index Fund (0.4%) (a)	382	4,679
JNL/Mellon Capital Management International Index Fund (2.9%) (a)	2,281	27,277
JNL/Mellon Capital Management JNL Optimized 5 Fund (2.1%) (a)	1,145	9,461
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (1.6%) (a)	721	8,936
JNL/Mellon Capital Management S&P 500 Index Fund (3.8%) (a)	4,512	43,768
JNL/Mellon Capital Management Small Cap Index Fund (0.6%) (a)	343	3,746
JNL/PIMCO Real Return Fund (0.2%) (a)	284	3,587

Total Investment Companies (cost $98,266)		110,561

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$13	1

Total Non-U.S. Government Agency Asset-Backed Securities (cost $0)		1

Total Investments - 100.0% (cost $98,266)		110,562
Other Assets and Liabilities, Net - (0.0% )		(8)

Total Net Assets - 100.0%		$110,554

JNL/S&P Competitive Advantage Fund

COMMON STOCKS - 99.3%

CONSUMER DISCRETIONARY - 28.8%
Apollo Group Inc. - Class A (c)	153	$7,842
Best Buy Co. Inc.	196	8,001
Coach Inc.	242	10,385
Family Dollar Stores Inc.	278	12,260
Gap Inc.	388	7,235
Scripps Networks Interactive Inc.	217	10,328
Starbucks Corp.	394	10,080
TJX Cos. Inc.	221	9,872

		76,003

CONSUMER STAPLES - 9.9%
Kimberly-Clark Corp.	128	8,341
PepsiCo Inc.	134	8,870
Sysco Corp.	310	8,852

		26,063

ENERGY - 8.6%
Consol Energy Inc.	182	6,715
Diamond Offshore Drilling Inc. (e)	84	5,717
FMC Technologies Inc. (c)	151	10,321

		22,753

FINANCIALS - 2.9%
Federated Investors Inc. - Class B (e)	330	7,500

HEALTH CARE - 9.7%
Cardinal Health Inc.	264	8,719
CR Bard Inc.	103	8,391

	Shares/Par (p)	Value

Eli Lilly & Co.	231	8,439

		25,549

INDUSTRIALS - 11.5%
CH Robinson Worldwide Inc.	151	10,579
Fluor Corp.	199	9,841
United Parcel Service Inc. - Class B	147	9,823

		30,243

INFORMATION TECHNOLOGY - 18.5%
Automatic Data Processing Inc.	195	8,209
Dell Inc. (c)	619	8,021
Microsoft Corp.	284	6,961
Paychex Inc.	269	7,392
Teradata Corp. (c)	279	10,756
Total System Services Inc. (e)	488	7,439

		48,778

MATERIALS - 9.4%
Ecolab Inc.	187	9,511
Monsanto Co.	104	4,982
Sherwin-Williams Co.	138	10,346

		24,839

Total Common Stocks (cost $239,845)		261,728

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$307	16

Total Non-U.S. Government Agency Asset-Backed Securities (cost $307)		16

SHORT TERM INVESTMENTS - 5.2%

Investment Company - 0.9%
JNL Money Market Fund, 0.10% (a) (h)	2,459	2,459

Securities Lending Collateral - 4.3%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	10,727	10,727
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	586	586

		11,313

Total Short Term Investments (cost $13,772)		13,772

Total Investments - 104.5% (cost $253,924)		275,516
Other Assets and Liabilities, Net - (4.5%)		(11,790)

Total Net Assets - 100.0%		$263,726

JNL/S&P Dividend Income & Growth Fund

COMMON STOCKS - 99.1%

CONSUMER DISCRETIONARY - 10.4%
Home Depot Inc.	395	$12,502
McDonald’s Corp.	174	12,971
VF Corp.	149	12,091

		37,564

CONSUMER STAPLES - 10.2%
Hershey Co.	308	14,657
Kimberly-Clark Corp. (e)	164	10,697
Sysco Corp.	401	11,426

		36,780

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

ENERGY - 8.7%
Chevron Corp.	140	11,345
Exxon Mobil Corp.	144	8,924
Marathon Oil Corp.	334	11,061

		31,330

FINANCIALS - 11.6%
AvalonBay Communities Inc.	150	15,606
Cincinnati Financial Corp.	432	12,475
M&T Bank Corp. (e)	168	13,779

		41,860

HEALTH CARE - 9.2%
Bristol-Myers Squibb Co.	448	12,155
Merck & Co. Inc.	298	10,965
Pfizer Inc.	583	10,006

		33,126

INDUSTRIALS - 9.4%
Lockheed Martin Corp.	139	9,915
Pitney Bowes Inc.	475	10,155
Snap-On Inc.	302	14,032

		34,102

INFORMATION TECHNOLOGY - 8.9%
Automatic Data Processing Inc.	250	10,527
Harris Corp.	243	10,757
Intel Corp.	559	10,748

		32,032

MATERIALS - 10.0%
Air Products & Chemicals Inc.	131	10,889
Bemis Co. Inc.	373	11,856
PPG Industries Inc.	184	13,421

		36,166

TELECOMMUNICATION SERVICES - 9.7%
AT&T Inc.	407	11,629
CenturyTel Inc.	307	12,131
Verizon Communications Inc.	342	11,145

		34,905

UTILITIES - 11.0%
Consolidated Edison Inc.	255	12,313
Integrys Energy Group Inc. (e)	279	14,532
Southern Co.	341	12,695

		39,540

Total Common Stocks (cost $327,149)		357,405

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$311	$16

Total Non-U.S. Government Agency Asset-Backed Securities (cost $311)		16

SHORT TERM INVESTMENTS - 7.8%

Investment Company - 1.7%
JNL Money Market Fund, 0.10% (a) (h)	6,113	6,113

Securities Lending Collateral - 6.1%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	21,396	21,396

	Shares/Par (p)	Value

Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	706	706

		22,102

Total Short Term Investments (cost $28,215)		28,215

Total Investments - 106.9% (cost $355,675)		385,636
Other Assets and Liabilities, Net - (6.9%)		(24,783)

Total Net Assets - 100.0%		$360,853

JNL/S&P Intrinsic Value Fund

COMMON STOCKS - 99.1%

CONSUMER DISCRETIONARY - 20.2%
Comcast Corp. - Class A	599	$10,832
Gap Inc.	406	7,569
H&R Block Inc.	432	5,598
Leggett & Platt Inc.	449	10,215
Limited Brands Inc.	511	13,676
Target Corp.	192	10,252

		58,142

CONSUMER STAPLES - 13.6%
Hormel Foods Corp.	234	10,452
Reynolds American Inc.	177	10,483
Safeway Inc.	392	8,296
Sara Lee Corp.	732	9,833

		39,064

HEALTH CARE - 23.2%
Aetna Inc.	301	9,511
AmerisourceBergen Corp.	361	11,061
Amgen Inc. (c)	156	8,611
Coventry Health Care Inc. (c)	391	8,412
Laboratory Corp. of America Holdings (c)	122	9,541
McKesson Corp.	142	8,792
UnitedHealth Group Inc.	310	10,899

		66,827

INDUSTRIALS - 21.7%
Dun & Bradstreet Corp.	113	8,373
Equifax Inc.	307	9,581
Lockheed Martin Corp.	113	8,051
Masco Corp. (e)	642	7,063
Northrop Grumman Systems Corp.	162	9,838
Parker Hannifin Corp.	164	11,478
Raytheon Co.	172	7,878

		62,262

INFORMATION TECHNOLOGY - 12.5%
Fiserv Inc. (c)	189	10,166
Harris Corp.	196	8,699
International Business Machines Corp.	70	9,422
Total System Services Inc.	508	7,746

		36,033

MATERIALS - 3.8%
Sherwin-Williams Co.	144	10,836

UTILITIES - 4.1%
Integrys Energy Group Inc.	226	11,791

Total Common Stocks (cost $269,339)		284,955

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$564	29

Total Non-U.S. Government Agency Asset-Backed Securities (cost $564)		29

SHORT TERM INVESTMENTS - 2.3%

Investment Company - 1.3%
JNL Money Market Fund, 0.10% (a) (h)	3,789	3,789

Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	2,054	2,054
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	$759	$759

		2,813

Total Short Term Investments (cost $6,602)		6,602

Total Investments - 101.4% (cost $276,505)		291,586
Other Assets and Liabilities, Net - (1.4%)		(3,972)

Total Net Assets - 100.0%		$287,614

JNL/S&P Total Yield Fund

COMMON STOCKS - 99.3%

CONSUMER DISCRETIONARY - 28.9%
Comcast Corp. - Class A	524	$9,479
DR Horton Inc.	751	8,348
Gannett Co. Inc.	784	9,587
Leggett & Platt Inc.	390	8,871
Mattel Inc.	389	9,137
Meredith Corp. (e)	299	9,950
Pulte Homes Inc. (c)	841	7,364
Washington Post Co. (e)	19	7,596

		70,332

CONSUMER STAPLES - 14.3%
Dean Foods Co. (c)	480	4,896
HJ Heinz Co.	181	8,557
JM Smucker Co.	131	7,927
Safeway Inc.	344	7,278
SUPERVALU Inc.	543	6,264

		34,922

FINANCIALS - 24.3%
American Express Co.	189	7,960
American International Group Inc. (c) (e)	253	9,875
Bank of America Corp.	494	6,477
Capital One Financial Corp.	205	8,122
Goldman Sachs Group Inc.	47	6,781
Morgan Stanley	249	6,157
ProLogis	587	6,910
State Street Corp.	184	6,922

		59,204

INDUSTRIALS - 17.9%
Caterpillar Inc.	132	10,352
General Electric Co.	484	7,861
PACCAR Inc.	206	9,929
Pitney Bowes Inc.	338	7,233

	Shares/Par (p)	Value

Ryder System Inc.	190	8,130

		43,505

INFORMATION TECHNOLOGY - 11.2%
Fiserv Inc. (c)	164	8,828
International Business Machines Corp.	61	8,216
Xerox Corp.	1,002	10,370

		27,414

MATERIALS - 2.7%
International Paper Co.	302	6,573

Total Common Stocks (cost $234,522)		241,950

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$730	38

Total Non-U.S. Government Agency Asset-Backed Securities (cost $730)		38

SHORT TERM INVESTMENTS - 10.4%

Investment Company - 0.9%
JNL Money Market Fund, 0.10% (a) (h)	2,134	2,134

Securities Lending Collateral - 9.5%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	21,415	21,415
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	$1,771	$1,771

		23,186

Total Short Term Investments (cost $25,320)		25,320

Total Investments - 109.7% (cost $260,572)		267,308
Other Assets and Liabilities, Net - (9.7%)		(23,572)

Total Net Assets - 100.0%		$243,736

JNL/S&P 4 Fund (b)

INVESTMENT COMPANIES - 99.8%
JNL/S&P Competitive Advantage Fund (69.2%) (a)	17,697	$182,454
JNL/S&P Dividend Income & Growth Fund (54.4%) (a)	20,519	196,364
JNL/S&P Intrinsic Value Fund (65.9%) (a)	18,554	189,440
JNL/S&P Total Yield Fund (75.3%) (a)	19,915	183,416

Total Investment Companies (cost $621,120)		751,674

Total Investments - 99.8% (cost $621,120)		751,674
Other Assets and Liabilities, Net - 0.2%		1,271

Total Net Assets - 100.0%		$752,945

JNL/Select Balanced Fund

COMMON STOCKS - 65.1%

CONSUMER DISCRETIONARY - 4.8%
Comcast Corp. - Class A	633	$11,451
Honda Motor Co. Ltd. - ADR (e)	151	5,363
Johnson Controls Inc.	211	6,445
Lowe’s Cos. Inc.	377	8,408

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

News Corp. - Class A	608	7,941
Staples Inc.	403	8,420
Time Warner Inc.	147	4,498

		52,526

CONSUMER STAPLES - 5.6%
CVS Caremark Corp.	213	6,694
Kimberly-Clark Corp.	100	6,511
PepsiCo Inc.	162	10,790
Philip Morris International Inc.	202	11,288
Procter & Gamble Co.	123	7,376
Smithfield Foods Inc. (c)	229	3,861
Unilever NV - ADR	262	7,834
Wal-Mart Stores Inc.	135	7,231

		61,585

ENERGY - 9.3%
Anadarko Petroleum Corp.	174	9,950
Baker Hughes Inc.	205	8,720
Chevron Corp.	325	26,357
ConocoPhillips	50	2,883
Exxon Mobil Corp.	412	25,445
Marathon Oil Corp.	212	7,004
Occidental Petroleum Corp.	97	7,619
Total SA - ADR	137	7,090
Ultra Petroleum Corp. (c)	155	6,515

		101,583

FINANCIALS - 10.3%
ACE Ltd.	208	12,127
Bank of America Corp.	898	11,769
Chubb Corp.	121	6,879
Goldman Sachs Group Inc.	26	3,687
Hartford Financial Services Group Inc.	244	5,607
JPMorgan Chase & Co.	481	18,312
Marsh & McLennan Cos. Inc.	165	3,980
MetLife Inc.	299	11,485
PNC Financial Services Group Inc.	176	9,157
UBS AG (c)	458	7,794
Wells Fargo & Co.	884	22,217

		113,014

HEALTH CARE - 8.8%
Bristol-Myers Squibb Co.	326	8,830
Cardinal Health Inc.	214	7,064
Eli Lilly & Co.	416	15,211
Johnson & Johnson	231	14,325
Medtronic Inc.	308	10,356
Merck & Co. Inc.	453	16,671
Pfizer Inc.	1,355	23,272

		95,729

INDUSTRIALS - 8.9%
Avery Dennison Corp.	107	3,972
Caterpillar Inc.	31	2,439
Continental Airlines Inc. - Class B (c)	296	7,363
Cooper Industries Plc	215	10,520
Deere & Co.	147	10,251
FedEx Corp.	67	5,763
General Dynamics Corp.	132	$8,285
General Electric Co.	622	10,099
Lockheed Martin Corp.	108	7,712
Pentair Inc.	254	8,552
Siemens AG - ADR	74	7,778
United Parcel Service Inc. - Class B	129	8,576
Waste Management Inc.	178	6,355

		97,665

	Shares/Par (p)	Value

INFORMATION TECHNOLOGY - 8.6%
Accenture Plc	203	8,613
Analog Devices Inc.	217	6,806
Automatic Data Processing Inc.	176	7,385
Avnet Inc. (c)	168	4,532
Cisco Systems Inc. (c)	337	7,380
Corning Inc.	372	6,800
eBay Inc. (c)	173	4,221
Hewlett-Packard Co.	188	7,897
International Business Machines Corp.	170	22,857
Microsoft Corp.	287	7,036
QUALCOMM Inc.	164	7,400
Texas Instruments Inc.	130	3,517

		94,444

MATERIALS - 2.7%
Agrium Inc.	47	3,494
Barrick Gold Corp.	168	7,763
Dow Chemical Co.	242	6,648
Owens-Illinois Inc. (c)	207	5,820
Rio Tinto Plc - ADR (e)	96	5,656

		29,381

TELECOMMUNICATION SERVICES - 2.7%
AT&T Inc.	1,019	29,132

UTILITIES - 3.4%
Dominion Resources Inc. (e)	209	9,116
Exelon Corp.	216	9,197
PG&E Corp.	174	7,890
PPL Corp.	167	4,556
Xcel Energy Inc.	294	6,753

		37,512

Total Common Stocks (cost $668,458)		712,571

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.2%
AmeriCredit Automobile Receivables Trust, 3.34%, 04/08/16	$455	457
Banc of America Commercial Mortgage Inc. REMIC
5.12%, 07/11/43	750	782
5.93%, 05/10/45 (i)	350	384
5.35%, 09/10/47 (i)	1,200	1,321
Bank of America-First Union NB Commercial Mortgage REMIC, 5.46%, 04/11/37	480	491
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.68%, 04/12/38 (i)	168	187
5.20%, 12/11/38	780	823
5.62%, 03/11/39 (i)	915	1,010
5.54%, 09/11/41	600	656
5.54%, 10/12/41	545	602
Bear Stears Commercial Mortgage Securities Trust REMIC, 5.91%, 09/11/38 (i)	540	603
CarMax Auto Owner Trust, 4.79%, 02/15/13	500	517
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	899
Clinton Tower II DUS, 3.68%, 10/01/20 , TBA (f) (g)	$110	$116
Clinton Towers DUS, 3.68%, 10/01/20 , TBA (f) (g)	56	59
Colonial Village DUS, 3.43%, 10/01/20 , TBA (f) (g)	150	156
Continental Airlines Inc. Pass-Through Trust - Class A, 5.98%, 04/19/22	275	284

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Coronado Oaks DUS, 3.56%, 09/01/20	58	59
Eagles Crest DUS, 3.50%, 10/01/20 , TBA (f) (g)	50	52
Falls Village DUS, 3.66%, 10/01/20 , TBA (f) (g)	125	132
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39	900	968
Marriott Vacation Club Trust, 5.36%, 10/20/28 (s)	35	35
Merrill Lynch Mortgage Trust REMIC, 5.05%, 07/12/38 (i)	500	545
Morgan Stanley Dean Witter Capital I REMIC, 5.98%, 01/15/39	542	573
OBP Depositor LLC Trust, 4.65%, 07/15/45 (s)	495	535
Paradise Mobile DUS, 4.03%, 08/01/20	100	106
SBA Tower Trust, 4.25%, 04/15/15 (s)	420	447
Sigma Finance Inc. (d) (f) (q)	1,046	54
Southwest Airlines Co., 6.15%, 08/01/22 (e)	226	241
Spa Apts DUS, 3.74%, 10/01/20 , TBA (f) (g)	25	27
The Pines DUS, 3.93%, 09/01/20	200	211
Vicoria Owners DUS, 3.74%, 10/01/20 , TBA (f) (g)	50	53

Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,488)		13,385

CORPORATE BONDS AND NOTES - 9.2%

CONSUMER DISCRETIONARY - 1.0%
CBS Corp.
5.75%, 04/15/20 (e)	805	894
6.88%, 04/30/36	670	787
Comcast Corp.
6.50%, 01/15/17	750	892
6.55%, 07/01/39 (e)	375	425
COX Communications Inc., 5.45%, 12/15/14 (e)	500	566
Daimler Finance North America LLC
6.50%, 11/15/13	425	486
8.50%, 01/18/31 (e)	300	412
DirecTV Holdings LLC, 3.13%, 02/15/16	900	909
Grupo Televisa SA, 6.63%, 01/15/40	375	427
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	522
NBC Universal Inc., 2.88%, 04/01/16 (s)	1,700	1,700
News America Inc., 5.65%, 08/15/20 (e)	845	973
Staples Inc., 9.75%, 01/15/14 (l)	335	415
Target Corp., 5.38%, 05/01/17	800	932
Time Warner Cable Inc.
5.85%, 05/01/17 (e)	270	308
5.00%, 02/01/20 (e)	500	535

		11,183

CONSUMER STAPLES - 0.6%
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (s)	680	846
5.38%, 01/15/20 (e)	170	192
CVS Caremark Corp.
6.13%, 08/15/16	400	472
5.75%, 06/01/17	245	281
Kraft Foods Inc., 6.25%, 06/01/12	825	897
SABMiller Plc, 6.50%, 07/15/18 (s)	$600	$722
Wal-Mart Stores Inc., 3.63%, 07/08/20 (e)	2,300	2,404
WM Wrigley Jr. Co., 3.70%, 06/30/14 (s)	925	958

		6,772

ENERGY - 0.4%
BP Capital Markets Plc, 4.75%, 03/10/19	675	706
ConocoPhillips, 4.60%, 01/15/15 (e)	500	561

	Shares/Par (p)	Value

EOG Resources Inc., 5.63%, 06/01/19	190	223
Motiva Enterprises LLC, 5.75%, 01/15/20 (e) (s)	75	86
Shell International Finance BV
3.10%, 06/28/15	400	421
3.25%, 09/22/15 (e)	550	585
4.38%, 03/25/20	675	743
StatoilHydro ASA, 5.25%, 04/15/19	215	250
TransCanada Pipelines Ltd., 3.80%, 10/01/20 (e)	975	996

		4,571

FINANCIALS - 4.8%
Ace Capital Trust II, 9.70%, 04/01/30	525	647
American Express Centurion Bank, 6.00%, 09/13/17	850	970
American Honda Finance Corp., 2.50%, 09/21/15 (s)	1,000	1,008
Ameriprise Financial Inc., 5.30%, 03/15/20	170	188
ANZ National International Ltd., 2.38%, 12/21/12 (s)	260	264
ASIF Global Financing XIX, 4.90%, 01/17/13 (s)	500	511
AXA SA, 8.60%, 12/15/30	425	491
Bank of America Corp.
6.50%, 08/01/16	600	675
5.42%, 03/15/17	700	717
Bank of New York Mellon
4.30%, 05/15/14	240	264
5.45%, 05/15/19	500	584
Bank of Nova Scotia, 3.40%, 01/22/15 (e)	625	668
Barclays Bank Plc, 6.75%, 05/22/19	320	380
Capital One Capital IV, 6.75%, 02/17/37 (i) (e)	250	249
Caterpillar Financial Services Corp. - Series MTN, 2.75%, 06/24/15 (e)	600	629
CDP Financial, 4.40%, 11/25/19 (s)	600	639
Charles Schwab Corp., 4.95%, 06/01/14	190	211
Citigroup Inc.
5.50%, 10/15/14	515	559
8.50%, 05/22/19	400	495
8.13%, 07/15/39	115	145
Comerica Inc., 3.00%, 09/16/15	95	96
Credit Agricole SA, 3.50%, 04/13/15 (s)	740	763
Credit Suisse New York, 3.50%, 03/23/15	345	363
Deutsche Bank AG London, 3.45%, 03/30/15 (e)	500	527
Discover Financial Services, 6.45%, 06/12/17	90	97
Eaton Vance Corp., 6.50%, 10/02/17	160	189
EDP Finance BV, 4.90%, 10/01/19 (s)	390	373
ENEL Finance International SA
5.13%, 10/07/19 (s)	350	371
6.80%, 09/15/37 (s)	235	265
ERP Operating LP, 4.75%, 07/15/20	765	796
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14 (e)	215	231
General Electric Capital Corp.
3.00%, 12/09/11	5,000	5,152
5.88%, 02/15/12 (e)	1,000	1,066
5.90%, 05/13/14 (e)	250	283
Goldman Sachs Group Inc.
1.63%, 07/15/11	$4,000	$4,045
5.63%, 01/15/17	1,350	1,430
Hartford Financial Services Group Inc., 6.10%, 10/01/41	700	654
HCP Inc., 6.00%, 01/30/17	365	390
HSBC Bank Plc, 4.13%, 08/12/20 (e) (s)	900	915
HSBC Bank USA, 5.88%, 11/01/34	250	261
HSBC Finance Corp., 6.38%, 11/27/12	500	547

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

John Deere Capital Corp., 2.95%, 03/09/15	180	190
JPMorgan Chase & Co.
3.70%, 01/20/15	600	634
6.30%, 04/23/19	475	550
6.40%, 05/15/38 (e)	425	508
Kimco Realty Corp., 5.78%, 03/15/16	345	380
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (e)	475	515
Liberty Property LP, 6.63%, 10/01/17	225	258
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (s)	625	640
MassMutual Global Funding II, 2.88%, 04/21/14 (s)	172	181
MetLife Global Funding I Inc., 2.50%, 09/29/15 (s)	1,200	1,202
Metropolitan Life Global Funding I, 2.88%, 09/17/12 (s)	600	619
Morgan Stanley
2.00%, 09/22/11	5,000	5,080
6.00%, 05/13/14	400	439
5.38%, 10/15/15	170	182
5.45%, 01/09/17	700	738
National Rural Utilities Cooperative Finance Corp., 5.45%, 02/01/18	1,000	1,152
Nomura Holdings Inc., 5.00%, 03/04/15	280	302
Nordea Bank AB, 3.70%, 11/13/14 (e) (s)	345	364
PNC Funding Corp., 5.40%, 06/10/14	525	586
ProLogis, 5.63%, 11/15/16 (e)	400	385
Prudential Financial Inc.
5.50%, 03/15/16	425	464
6.00%, 12/01/17	450	508
Rabobank Nederland NV, 3.20%, 03/11/15 (s)	750	783
Realty Income Corp.
6.75%, 08/15/19	355	407
5.75%, 01/15/21	335	355
Royal Bank of Scotland Plc, 4.88%, 03/16/15	500	526
Simon Property Group LP
4.20%, 02/01/15 (e)	600	644
6.10%, 05/01/16	325	378
Sovereign Bank, 8.75%, 05/30/18	450	520
Standard Chartered Plc, 3.85%, 04/27/15 (s)	265	276
Svenska Handelsbanken AB, 4.88%, 06/10/14 (s)	700	765
U.S. Bank NA, 4.95%, 10/30/14	450	498
US Bancorp, 2.88%, 11/20/14	500	523
Wachovia Corp., 5.25%, 08/01/14	500	543
WEA Finance LLC
5.70%, 10/01/16 (s)	100	112
7.13%, 04/15/18 (s)	350	412
Wells Fargo & Co., 3.75%, 10/01/14 (e)	575	609

		52,336

HEALTH CARE - 0.5%
Amgen Inc.
6.15%, 06/01/18	425	518
5.70%, 02/01/19	350	418
Express Scripts Inc., 6.25%, 06/15/14	160	184
Merck & Co Inc, 5.30%, 12/01/13 (l)	450	507
Merck & Co. Inc., 4.00%, 06/30/15 (e)	370	409
Pfizer Inc., 6.20%, 03/15/19	700	862
Roche Holdings Inc., 6.00%, 03/01/19 (l) (s)	$750	$908
Thermo Fisher Scientific Inc.
3.25%, 11/20/14	140	148
3.20%, 05/01/15	180	190
UnitedHealth Group Inc., 5.50%, 11/15/12	379	411
WellPoint Inc., 4.35%, 08/15/20	1,000	1,036

		5,591

	Shares/Par (p	)	Value

INDUSTRIALS - 0.3%
Boeing Co., 3.75%, 11/20/16 (e)	860		936
Cargill Inc., 5.60%, 09/15/12 (s)	485		524
Deere & Co., 4.38%, 10/16/19	185		203
Pitney Bowes Inc., 5.75%, 09/15/17	385		418
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (s)	675		795
Southwest Airlines Co., 5.75%, 12/15/16 (e)	500		546

			3,422

INFORMATION TECHNOLOGY - 0.4%
Cisco Systems Inc., 4.45%, 01/15/20	500		549
Dell Inc., 5.88%, 06/15/19	460		534
Fiserv Inc., 6.13%, 11/20/12 (e)	450		491
Hewlett-Packard Co., 5.25%, 03/01/12	350		372
Intuit Inc., 5.40%, 03/15/12	550		580
Microsoft Corp., 4.50%, 10/01/40 (e)	650		646
Oracle Corp., 6.13%, 07/08/39 (e)	500		595
Xerox Corp.
8.25%, 05/15/14 (e)	345		414
6.75%, 02/01/17	75		88
6.35%, 05/15/18	50		58
5.63%, 12/15/19	30		34

			4,361

TELECOMMUNICATION SERVICES - 0.5%
AT&T Inc.
2.50%, 08/15/15	500		509
6.45%, 06/15/34	480		541
6.80%, 05/15/36	150		178
BellSouth Corp., 6.55%, 06/15/34	300		336
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70		79
Deutsche Telekom International Finance BV, 8.75%, 06/15/30 (l)	275		385
France Telecom SA, 4.38%, 07/08/14 (e)	230		254
Telecom Italia Capital SA, 5.25%, 10/01/15	675		728
Verizon Global Funding Corp., 7.75%, 12/01/30	500		646
Verizon Wireless Capital LLC, 5.55%, 02/01/14	500		565
Vodafone Group Plc, 5.45%, 06/10/19 (e)	600		694

			4,915

UTILITIES - 0.7%
Abu Dhabi National Energy Co.
5.62%, 10/25/12 (s)	250		263
5.88%, 10/27/16 (s)	195		208
Atmos Energy Corp., 6.35%, 06/15/17	385		441
Colorado Public Service Co., 5.13%, 06/01/19	500		576
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250		290
Duke Energy Carolinas LLC, 4.30%, 06/15/20	875		965
Indianapolis Power & Light Co. (insured by AMBAC Assurance Corp.), 6.60%, 06/01/37 (s)	500		589
MidAmerican Energy Co., 5.65%, 07/15/12	500		538
MidAmerican Energy Holdings Co., 6.13%, 04/01/36 (e)	350		400
Niagara Mohawk Power Corp., 3.55%, 10/01/14 (s)	415		438
Oncor Electric Delivery Co., 5.25%, 09/30/40 (e) (s)	$325		$331
Pennsylvania Electric Co., 5.20%, 04/01/20 (e)	600		656
PPL Electric Utilities Corp., 6.25%, 05/15/39	60		73
Public Service Electric & Gas Co., 2.70%, 05/01/15	230		240
San Diego Gas & Electric Co.
6.00%, 06/01/39	100		122

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

5.35%, 05/15/40	800	898
Southern California Edison Co., 5.55%, 01/15/37	500	565

		7,593

Total Corporate Bonds and Notes (cost $94,106)		100,744

GOVERNMENT AND AGENCY OBLIGATIONS - 22.0%

GOVERNMENT SECURITIES - 9.5%
Municipals - 0.9%
Bay Area Toll Authority, 6.26%, 04/01/49	600	670
Dallas Area Rapid Transit (insured by AMBAC Assurance Corp.), 6.00%, 12/01/44	890	1,033
Illinois State Toll Highway Municipal Bond, 6.18%, 01/01/34	565	603
Irvine Ranch Water District, 2.61%, 03/15/14	545	566
Los Angeles Unified School District, 5.75%, 07/01/34	800	808
Maryland Transportation Authority, 5.89%, 07/01/43	270	311
Massachusetts School Building Authority, 5.72%, 08/15/39	500	555
New Jersey State Turnpike Authority, 7.41%, 01/01/40	205	254
New York State Thruway Authority, Miscellaneous Revenue, RB, 5.88%, 04/01/30	840	929
New York, NJ, Port Authority Revenue
5.86%, 12/01/24	180	201
6.04%, 12/01/29	105	114
North Texas Tollway Authority, 6.72%, 01/01/49	850	928
Oregon School Boards Association (insured by AMBAC Assurance Corp.), 4.76%, 06/30/28	420	400
Oregon State Department of Transportation, 5.83%, 11/15/34	255	289
San Antonio Texas Electric & Gas, 5.99%, 02/01/20	135	160
State of Utah - Series B, 3.29%, 07/01/20	1,000	1,005
University of California - Series F, 6.58%, 05/15/49	370	404
University of California Build America Bond, 5.77%, 05/15/43	615	648
University of Missouri, 5.96%, 11/01/39	360	415

		10,293

Sovereign - 0.6%
Financing Corp. Fico, 0.00%, 12/06/13 - 12/27/13 (j)	495	477
Province of Ontario, Canada, 4.00%, 10/07/19 (e)	550	594
Qatar Government International Bond, 4.00%, 01/20/15 (s)	425	449
Resolution Funding Corp., 0.00%, 04/15/14 (j)	2,550	2,442
Tennessee Valley Authority, 4.38%, 06/15/15 (e)	1,900	2,142

		6,104

U.S. Treasury Securities - 8.0%
U.S. Treasury Bond
4.25%, 05/15/39	$1,000	$1,099
4.38%, 11/15/39	2,960	3,321
4.63%, 02/15/40	5,600	6,543
3.88%, 08/15/40	1,500	1,551
U.S. Treasury Note
1.00%, 09/30/11	22,500	22,657
4.50%, 03/31/12	2,225	2,364
1.38%, 05/15/12	13,000	13,211

	Shares/Par (p	)	Value

4.75%, 05/31/12	2,000		2,145
3.13%, 09/30/13	2,500		2,684
1.88%, 02/28/14	2,000		2,073
1.75%, 07/31/15	7,000		7,168
3.88%, 05/15/18	1,000		1,129
3.63%, 02/15/20	3,450		3,784
3.50%, 05/15/20	16,000		17,368

			87,097

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 12.5%
Federal Home Loan Mortgage Corp. - 3.0%
Federal Home Loan Mortgage Corp.
3.50%, 05/29/13 (e)	5,000		5,363
5.50%, 10/01/16 - 08/01/19	538		579
6.00%, 04/01/17 - 12/01/39	4,652		5,027
5.00%, 10/01/17 - 08/01/23	4,132		4,392
6.50%, 11/01/17	36		39
4.50%, 05/01/18 - 03/01/39	10,277		10,714
7.00%, 11/01/30 - 10/01/32	233		263
6.00%, 10/15/40 , TBA (g)	5,800		6,218

			32,595

Federal National Mortgage Association - 9.1%
1041 West Taylor DUS, 3.61%, 09/01/20	15		15
ARZ Acres DUS, 3.70%, 09/01/20	40		41
Capri Apts DUS, 3.81%, 09/01/20	50		52
Chanders Mill DUS, 3.75%, 08/01/20	150		156
Cityview Apts DUS, 4.21%, 07/01/20	250		268
Collegetown Apts DUS, 4.21%, 07/01/20	250		268
Danielle Apts DUS, 4.04%, 07/01/20	100		106
Federal National Mortgage Association
5.00%, 11/01/17 - 08/01/40	14,094		14,859
6.00%, 01/01/18 - 09/01/38	850		922
4.88%, 09/01/19	99		111
4.21%, 11/01/19	30		32
3.74%, 07/01/20	250		260
3.69%, 09/01/20	50		52
4.00%, 10/15/25	4,000		4,175
4.50%, 10/15/25 , TBA (g)	2,000		2,103
3.50%, 11/15/25	6,000		6,167
7.50%, 09/01/29	31		36
7.00%, 10/01/33	179		200
4.50%, 11/01/33 - 03/01/39	18,346		19,141
5.50%, 03/01/38 - 06/01/39	9,652		10,272
5.50%, 10/15/40 , TBA (g)	5,000		5,315
6.00%, 10/15/40 , TBA (g)	25,200		27,066
6.50%, 10/15/40 , TBA (g)	6,500		7,087
Fernview Estates DUS, 3.68%, 09/01/20	35		36
Frontier Properties DUS, 3.59%, 09/01/20	130		133
Lake Shore Villiage DUS, 3.73%, 09/01/20	50		52
Millstream Apartments DUS, 3.55%, 09/01/20	250		256
Poplar Apts DUS, 3.65%, 09/01/20	25		26
Rock Creek Apartments DUS, 3.54%, 09/01/20	25		26
Roger Morris Apts DUS, 3.83%, 09/01/20	25		26
South New Hampshire DUS, 3.99%, 08/01/20	250		264

			99,523

Government National Mortgage Association - 0.4%
Government National Mortgage Association
6.50%, 04/15/26	$37		$41
5.50%, 11/15/32 - 02/15/36	357		386
7.00%, 01/15/33 - 05/15/33	53		60
6.00%, 02/15/33 - 01/15/35	291		319
5.00%, 06/20/33 - 09/15/38	4,075		4,351
REMIC, 7.50%, 09/16/35	21		24

			5,181

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Total Government and Agency Obligations (cost $234,579)		240,793

SHORT TERM INVESTMENTS - 11.4%

Investment Company - 8.5%
JNL Money Market Fund, 0.10% (a) (h)	92,460	92,460

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	28,587	28,587
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	3,076	3,076

		31,663

Total Short Term Investments (cost $124,123)		124,123

Total Investments - 108.9% (cost $1,134,754)		1,191,616
Other Assets and Liabilities, Net - (8.9%)		(97,708)

Total Net Assets - 100.0%		$1,093,908

JNL/Select Money Market Fund

CORPORATE BONDS AND NOTES - 1.0%

FINANCIALS - 1.0%
National Australia Bank Ltd., 0.29%, 01/27/11 (s) (i)	$7,800	$7,800

Total Corporate Bonds and Notes (cost $7,800)		7,800

SHORT TERM INVESTMENTS - 99.3%

Certificates of Deposit - 25.3%
Bank of Montreal, 0.31%, 10/18/10	8,400	8,400
Bank of Nova Scotia, 0.30%, 02/25/11	9,200	9,200
Barclays Bank Plc
0.46%, 02/11/11	11,500	11,500
0.60%, 07/01/11	2,000	2,000
BNP Paribas
0.56%, 10/07/10	8,500	8,500
0.50%, 01/11/11	8,400	8,402
Citibank, 0.28%, 01/10/11	10,100	10,100
Credit Agricole SA
0.50%, 03/03/11	5,900	5,900
0.32%, 01/25/11	5,800	5,800
DNB Nor Bank ASA
0.37%, 11/19/10	8,700	8,700
0.35%, 02/16/11	8,200	8,200
Nordea Bank Finland Plc
0.33%, 02/28/11	8,700	8,700
0.35%, 10/06/10	8,500	8,500
Rabobank Nederland NV
0.40%, 10/29/10	12,600	12,600
0.33%, 03/08/11	5,100	5,100
Royal Bank of Canada - Series YCD
0.40%, 10/28/10	4,000	4,000
0.26%, 02/24/11	8,800	8,800
Royal Bank of Scotland Plc
0.49%, 03/01/11	7,800	7,800
0.33%, 01/21/11	5,800	5,800
Societe Generale NY, 0.40%, 03/15/11	7,800	7,800
Svenska Handels NY, 0.26%, 01/05/11	7,700	7,700
Toronto-Dominion Bank, 0.35%, 10/13/10	10,300	10,300
UBS AG Stamford
0.52%, 11/04/10	7,100	7,100

	Shares/Par (p	)	Value

0.34%, 03/02/11	9,200		9,200

			190,102

Commercial Paper - 23.6%
Bank of America Corp.
0.41%, 10/07/10	8,500		8,499
0.30%, 01/11/11	8,000		7,993
CAFCO LLC, 0.24%, 12/09/10 (s)	10,500		10,495
Chariot Funding LLC, 0.25%, 11/18/10	11,800		11,796
Ciesco LLC
0.25%, 11/09/10 (s)	4,700		4,699
0.24%, 12/08/10 (s)	7,000		6,997
Clipper Receivables Co., 0.26%, 12/06/10 (s)	9,500		9,495
CRC Funding LLC, 0.30%, 01/10/11 (s)	7,000		6,994
Falcon Asset Securitization Co. LLC, 0.27%, 12/01/10 (s)	11,800		11,795
General Electric Capital Corp.
0.48%, 12/16/10 (s)	16,500		16,484
0.26%, 04/04/11 (s)	3,000		2,996
HSBC Bank USA
0.32%, 10/06/10	9,100		9,100
0.29%, 11/08/10	5,000		4,998
Jupiter Securitization Corp., 0.23%, 10/15/10 (s)	11,800		11,799
Market Street Funding, 0.29%, 01/10/11 (s)	$3,000		$2,998
New York Life Cap, 0.24%, 11/03/10 (s)	3,300		3,299
Novartis AG, 0.26%, 12/14/10 (s)	6,200		6,197
Old Line Funding LLC, 0.23%, 10/12/10	15,000		14,999
Ranger Funding Co. LLC
0.23%, 10/04/10 (s)	14,300		14,300
0.27%, 10/26/10 (s)	4,300		4,299
Windmill Funding LLC, 0.25%, 10/28/10	7,500		7,499

			177,731

Federal Home Loan Bank - 2.5%
Federal Home Loan Bank
0.27%, 10/29/10	7,100		7,100
0.26%, 12/27/10	9,500		9,494
0.34%, 02/16/11	2,200		2,197

			18,791

Federal Home Loan Mortgage Corp. - 1.7%
Federal Home Loan Mortgage Corp.
0.25%, 12/20/10	5,000		4,997
0.27%, 03/01/11	8,000		7,991

			12,988

Federal National Mortgage Association - 7.3%
Federal National Mortgage Association
0.25%, 12/22/10	2,500		2,498
0.27%, 12/22/10	13,000		12,993
0.31%, 01/10/11	2,000		1,998
0.33%, 01/10/11	3,595		3,592
Federal National Mortgage Association
0.25%, 12/15/10 - 01/05/11	19,700		19,688
0.33%, 01/18/11	7,700		7,692
0.36%, 02/14/11	5,400		5,393
0.37%, 02/18/11	1,000		999

			54,853

Investment Company - 0.0%
JPMorgan Prime Money Market Fund, 0.08% (h)	28		28

Repurchase Agreements - 38.9%
Repurchase Agreement with Bank of America, 0.30% (Collateralized by $226,382 Federal National Mortgage Association, 4.50%, due 09/01/40, value $235,008) acquired on 09/30/10, due 10/01/10 at $230,402	230,400		230,400

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Repurchase Agreement with UBS Securities LLC, 0.25% (Collateralized by $59,464 Federal National Mortgage Association, 4.00% - 6.00%, due 10/01/20 - 08/01/40, value $63,447) acquired on 09/30/10, due 10/01/10 at $62,200	62,200	62,200

		292,600

Total Short Term Investments (cost $747,093)		747,093

Total Investments - 100.3% (cost $754,893)		754,893

Other Assets and Liabilities, Net - (0.3%)		(2,240)

Total Net Assets - 100.0%		$752,653

JNL/Select Value Fund

COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 11.1%
CBS Corp. - Class B	545	$8,639
Comcast Corp. - Class A	789	14,271
Ford Motor Co. (c) (e)	401	4,908
Home Depot Inc.	343	10,854
Kohl’s Corp. (c)	265	13,976
Mattel Inc.	477	11,193
Nordstrom Inc.	136	5,056
Stanley Black & Decker Inc.	306	18,739
Staples Inc.	409	8,548
Target Corp.	227	12,152

		108,336
CONSUMER STAPLES - 8.8%
CVS Caremark Corp.	387	12,188
Dean Foods Co. (c)	397	4,055
General Mills Inc.	136	4,955
Kimberly-Clark Corp.	112	7,253
Kraft Foods Inc. - Class A	429	13,236
Molson Coors Brewing Co.	186	8,797
PepsiCo Inc.	187	12,424
Philip Morris International Inc.	250	13,994
Sysco Corp.	319	9,087

		85,989

ENERGY - 12.7%
Anadarko Petroleum Corp.	67	3,817
Apache Corp.	115	11,272
Baker Hughes Inc.	274	11,664
Chevron Corp.	356	28,862
ConocoPhillips	226	12,950
EOG Resources Inc.	71	6,629
Exxon Mobil Corp.	196	12,123
Marathon Oil Corp.	300	9,920
Occidental Petroleum Corp.	244	19,136
Southwestern Energy Co. (c)	209	6,976

		123,349

FINANCIALS - 21.8%
ACE Ltd.	346	20,137
Ameriprise Financial Inc.	150	7,109
Bank of America Corp.	1,135	14,873
Bank of New York Mellon Corp.	388	10,131
Chubb Corp.	246	13,997
Credit Suisse Group AG - ADR	192	8,189
Goldman Sachs Group Inc.	112	16,251
JPMorgan Chase & Co.	785	29,885

	Shares/Par (p)	Value

Marsh & McLennan Cos. Inc.	500	12,053
PNC Financial Services Group Inc.	377	19,554
Principal Financial Group Inc.	318	8,253
U.S. Bancorp	410	8,871
Unum Group	525	11,623
Wells Fargo & Co.	1,223	30,726

		211,652

HEALTH CARE - 11.8%
Abbott Laboratories	205	10,714
Amgen Inc. (c)	207	11,413
Baxter International Inc.	193	9,208
Covidien Plc	200	8,038
Johnson & Johnson	174	10,800
Merck & Co. Inc.	343	12,615
Pfizer Inc.	1,174	20,159
Teva Pharmaceutical Industries Ltd. - ADR	222	11,695
UnitedHealth Group Inc.	393	$13,791
Zimmer Holdings Inc. (c)	114	5,971

		114,404

INDUSTRIALS - 11.4%
3M Co.	114	9,868
Boeing Co.	147	9,775
Cummins Inc.	57	5,118
General Electric Co.	1,299	21,109
Illinois Tool Works Inc.	202	9,512
Ingersoll-Rand Plc	422	15,066
PACCAR Inc.	173	8,339
Textron Inc. (e)	476	9,789
Tyco International Ltd.	343	12,587
Waste Management Inc.	280	9,996

		111,159

INFORMATION TECHNOLOGY - 9.1%
Analog Devices Inc.	219	6,875
Cisco Systems Inc. (c)	626	13,714
Hewlett-Packard Co.	284	11,935
Intel Corp.	707	13,592
Maxim Integrated Products Inc.	346	6,403
Microsoft Corp.	516	12,644
QUALCOMM Inc.	194	8,735
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	435	4,408
Texas Instruments Inc.	394	10,682

		88,988
MATERIALS - 4.8%
Agrium Inc.	95	7,109
Cliffs Natural Resources Inc.	116	7,383
Dow Chemical Co.	121	3,328
EI Du Pont de Nemours & Co.	220	9,807
Mosaic Co.	151	8,861
Rexam Plc - ADR	189	4,543
Steel Dynamics Inc.	403	5,688

		46,719

TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc.	1,060	30,326

UTILITIES - 3.7%
Edison International	239	8,212
Entergy Corp.	179	13,706
NextEra Energy Inc.	92	5,015
Northeast Utilities	289	8,549

		35,482

Total Common Stocks (cost $902,449)		956,404

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$631	32

Total Non-U.S. Government Agency Asset-Backed Securities (cost $631)		32

SHORT TERM INVESTMENTS - 3.0%

Investment Company - 2.4%
JNL Money Market Fund, 0.10% (a) (h)	23,248	23,248

Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	5,420	5,420
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	$506	$506

		5,926

Total Short Term Investments (cost $29,174)		29,174

Total Investments - 101.3% (cost $932,254)		985,610

Other Assets and Liabilities, Net - (1.3%)		(12,390)

Total Net Assets - 100.0%		$973,220

JNL/T.Rowe Price Established Growth Fund

COMMON STOCKS - 99.3%

CONSUMER DISCRETIONARY - 17.0%
Amazon.com Inc. (c)	336	$52,725
AutoZone Inc. (c)	33	7,485
Carmax Inc. (c)	282	7,851
Carnival Plc	191	7,503
Coach Inc.	335	14,370
Ctrip.com International Ltd. - ADR (c)	149	7,134
Discovery Communications Inc. - Class A (c)	122	5,331
Las Vegas Sands Corp. (c) (e)	165	5,743
Liberty Media Corp. - Interactive (c)	625	8,567
Lowe’s Cos. Inc.	520	11,580
Marriott International Inc. - Class A	384	13,776
MGM Mirage (c) (e)	404	4,561
Nike Inc. - Class B	154	12,334
O’Reilly Automotive Inc. (c)	159	8,454
Priceline.com Inc. (c)	30	10,351
Starbucks Corp.	650	16,627
Starwood Hotels & Resorts Worldwide Inc.	194	10,189
Walt Disney Co.	395	13,075

		217,656
CONSUMER STAPLES - 2.3%
Costco Wholesale Corp.	157	10,119
PepsiCo Inc.	149	9,866
Procter & Gamble Co.	154	9,258

		29,243
ENERGY - 7.8%
Cameron International Corp. (c)	223	9,572
EOG Resources Inc.	214	19,849
FMC Technologies Inc. (c)	123	8,379
McDermott International Inc. (c)	263	3,881
Murphy Oil Corp.	111	6,892
Peabody Energy Corp.	158	7,729
Petroleo Brasileiro SA - ADR (e)	380	12,462
Schlumberger Ltd.	305	18,766

	Shares/Par (p)	Value

Suncor Energy Inc.	380	12,382

		99,912

FINANCIALS - 8.5%
American Express Co.	551	23,138
Discover Financial Services	46	766
Franklin Resources Inc.	172	18,344
IntercontinentalExchange Inc. (c)	97	10,189
Invesco Ltd.	549	11,649
JPMorgan Chase & Co.	456	17,349
Northern Trust Corp.	171	8,225
NYSE Euronext	198	5,651
Sun Life Financial Services of Canada Inc.	91	2,371
U.S. Bancorp	329	7,117
Wells Fargo & Co.	141	3,553

		108,352

HEALTH CARE - 6.9%
Allergan Inc.	161	10,698
Celgene Corp. (c)	126	7,270
Express Scripts Inc. (c)	459	22,339
Human Genome Sciences Inc. (c)	142	4,231
Illumina Inc. (c) (e)	125	6,135
Intuitive Surgical Inc. (c)	22	6,285
McKesson Corp.	200	12,350
Medco Health Solutions Inc. (c)	123	6,393
Stryker Corp.	174	8,688
Zimmer Holdings Inc. (c)	88	$4,579

		88,968

INDUSTRIALS - 14.8%
3M Co.	186	16,128
Babcock & Wilcox Co. (c)	116	2,460
Bucyrus International Inc. - Class A	74	5,125
Caterpillar Inc.	37	2,880
Cummins Inc.	33	2,989
Danaher Corp.	917	37,256
Deere & Co.	82	5,750
Emerson Electric Co.	235	12,365
Expeditors International Washington Inc.	219	10,101
Fastenal Co. (e)	221	11,776
FedEx Corp.	263	22,521
PACCAR Inc.	169	8,157
Precision Castparts Corp.	122	15,498
Republic Services Inc. - Class A	154	4,680
Rockwell Automation Inc.	101	6,252
Union Pacific Corp.	88	7,223
United Parcel Service Inc. - Class B	188	12,511
WW Grainger Inc.	54	6,396

		190,068

INFORMATION TECHNOLOGY - 32.8%
Accenture Plc	289	12,258
Akamai Technologies Inc. (c)	209	10,468
Apple Inc. (c)	329	93,240
ASML Holding NV	175	5,194
Autodesk Inc. (c)	95	3,023
Automatic Data Processing Inc.	98	4,103
Autonomy Corp. Plc (c)	87	2,464
Baidu.com - ADR (c)	283	29,011
Broadcom Corp. - Class A	348	12,305
Cisco Systems Inc. (c)	613	13,422
Corning Inc.	971	17,757
Dolby Laboratories Inc. - Class A (c) (e)	185	10,510
eBay Inc. (c)	391	9,533
EMC Corp. (c)	148	3,006
Google Inc. - Class A (c)	125	65,671
Juniper Networks Inc. (c) (e)	395	12,000

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Marvell Technology Group Ltd. (c)	230	4,026
MasterCard Inc.	74	16,554
NetApp Inc. (c)	102	5,054
QUALCOMM Inc.	558	25,159
Rovi Corp. (c)	69	3,457
Salesforce.com Inc. (c)	18	1,979
Samsung Electronics Co. Ltd.	7	4,692
SanDisk Corp. (c)	157	5,739
Tencent Holdings Ltd.	539	11,782
Visa Inc. - Class A	424	31,501
Western Union Co.	377	6,656

		420,564
MATERIALS - 5.1%
Agnico-Eagle Mines Ltd.	63	4,446
Air Products & Chemicals Inc.	67	5,549
BHP Billiton Ltd. (e)	312	11,721
Freeport-McMoRan Copper & Gold Inc.	93	7,916
Mosaic Co.	100	5,846
Potash Corp. of Saskatchewan Inc.	8	1,095
Praxair Inc.	324	29,253

		65,826
TELECOMMUNICATION SERVICES - 4.1%
American Tower Corp. (c)	436	22,365
Crown Castle International Corp. (c)	695	$30,671

		53,036

Total Common Stocks (cost $1,080,277)		1,273,625

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$1,745	90

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,745)		90

SHORT TERM INVESTMENTS - 4.7%

Investment Companies - 1.2%
JNL Money Market Fund, 0.10% (a) (h)	179	179
T. Rowe Price Reserves Investment Fund, 0.28% (a) (h)	14,452	14,452

		14,631
Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	40,858	40,858
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	4,075	4,075

		44,933

Total Short Term Investments (cost $59,564)		59,564

Total Investments - 104.0% (cost $1,141,586)		1,333,279

Other Assets and Liabilities, Net - (4.0%)		(50,853)

Total Net Assets - 100.0%		$1,282,426

JNL/T.Rowe Price Mid-Cap Growth Fund

COMMON STOCKS - 94.1%

CONSUMER DISCRETIONARY - 16.2%
Bed Bath & Beyond Inc. (c)	124	$5,383
Cablevision Systems Corp. - Class A	368	9,643
Carmax Inc. (c)	455	12,676

	Shares/Par (p)	Value

Chipotle Mexican Grill Inc. - Class A (c)	85	14,620
Choice Hotels International Inc.	144	5,250
Coach Inc.	193	8,291
DeVry Inc.	124	6,102
Discovery Communications Inc. - Class A (c)	182	7,926
Discovery Communications Inc. - Class C (c)	226	8,631
Dollar General Corp. (c)	373	10,910
Education Management Corp. (c) (e)	95	1,395
Expedia Inc.	502	14,161
Gaylord Entertainment Co. (c) (e)	155	4,728
Lamar Advertising Co. (c) (e)	385	12,251
Liberty Media - Starz (c)	95	6,164
Liberty Media Corp. - Interactive (c)	564	7,732
Madison Square Garden Inc. - Class A (c)	74	1,560
Marriott International Inc. - Class A	376	13,472
O’Reilly Automotive Inc. (c)	197	10,480
Panera Bread Co. - Class A (c)	50	4,431
Starbucks Corp.	189	4,835
Tim Hortons Inc.	139	5,061
Wynn Resorts Ltd.	78	6,768

		182,470

CONSUMER STAPLES - 1.8%
Shoppers Drug Mart Corp.	273	10,610
Whole Foods Market Inc. (c)	244	9,055

		19,665

ENERGY - 7.4%
Atlas Energy Inc. (c)	202	5,785
Consol Energy Inc.	299	11,051
Continental Resources Inc. (c)	110	5,100
FMC Technologies Inc. (c)	159	10,858
McDermott International Inc. (c)	801	11,839
Peabody Energy Corp.	172	8,430
Range Resources Corp.	267	10,181
SM Energy Co.	124	4,645
Trican Well Service Ltd.	381	6,076
Ultra Petroleum Corp. (c)	218	9,152

		83,117

FINANCIALS - 8.6%
AON Corp.	219	8,565
CBOE Holdings Inc. (e)	120	2,405
Eaton Vance Corp. (e)	222	6,447
Fifth Third Bancorp	314	3,777
Interactive Brokers Group Inc. (c)	223	3,838
IntercontinentalExchange Inc. (c)	72	7,540
Marshall & Ilsley Corp.	621	4,372
MSCI Inc. (c)	299	9,930
NYSE Euronext	251	7,171
Popular Inc. (c)	1,324	3,839
Principal Financial Group Inc.	267	6,921
Raymond James Financial Inc.	164	4,154
St. Joe Co. (c) (e)	96	2,387
SunTrust Banks Inc.	155	4,004
TCF Financial Corp.	377	6,104
TD Ameritrade Holding Corp. (c)	565	9,125
WR Berkley Corp.	229	6,199

		96,778
HEALTH CARE - 16.0%
Alexion Pharmaceuticals Inc. (c)	81	$5,213
BioMarin Pharmaceutical Inc. (c)	157	3,509
Bruker Corp. (c)	210	2,946
CareFusion Corp. (c)	406	10,085
Cephalon Inc. (c)	189	11,801
Cerner Corp. (c) (e)	37	3,108
Community Health Systems Inc. (c)	285	8,826

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Covance Inc. (c)	238	11,113
CR Bard Inc.	125	10,179
Dentsply International Inc.	315	10,071
Edwards Lifesciences Corp. (c)	210	14,080
Elan Corp. Plc - ADR (c)	436	2,507
Henry Schein Inc. (c)	205	12,009
Human Genome Sciences Inc. (c)	313	9,324
Idexx Laboratories Inc. (c) (e)	125	7,715
Illumina Inc. (c) (e)	190	9,348
Laboratory Corp. of America Holdings (c)	78	6,117
Qiagen NV (c) (e)	376	6,670
Regeneron Pharmaceuticals Inc. (c)	139	3,809
SXC Health Solutions Corp. (c)	40	1,466
Theravance Inc. (c) (e)	188	3,779
Valeant Pharmaceuticals International Inc. (e)	365	9,145
Vertex Pharmaceuticals Inc. (c) (e)	159	5,497
Waters Corp. (c)	156	11,042

		179,359
INDUSTRIALS - 16.8%
A123 Systems Inc. (c) (e)	153	1,372
Alliant Techsystems Inc. (c)	58	4,373
AMETEK Inc.	361	17,245
Babcock & Wilcox Co. (c)	346	7,363
Danaher Corp.	62	2,518
Fastenal Co. (e)	241	12,819
Foster Wheeler AG (c)	124	3,033
Gardner Denver Inc.	179	9,609
Goodrich Corp.	94	6,931
Harsco Corp.	113	2,778
Hertz Global Holdings Inc. (c)	1,004	10,632
IDEX Corp.	283	10,049
IHS Inc. (c) (e)	219	14,892
Manpower Inc.	132	6,890
MSC Industrial Direct Co. - Class A	109	5,890
Quanta Services Inc. (c)	628	11,982
Robert Half International Inc.	361	9,386
Rockwell Collins Inc.	156	9,087
Roper Industries Inc.	219	14,274
Southwest Airlines Co.	81	1,059
Textron Inc.	346	7,114
UTi Worldwide Inc.	316	5,081
Verisk Analytics Inc. (c)	185	5,176
WABCO Holdings Inc. (c)	207	8,682
Wabtec Corp.	24	1,137

		189,372

INFORMATION TECHNOLOGY - 24.4%
Akamai Technologies Inc. (c)	156	7,828
Altera Corp.	377	11,370
Autodesk Inc. (c)	124	3,964
Cree Inc. (c)	75	4,072
Dolby Laboratories Inc. - Class A (c) (e)	164	9,300
Electronic Arts Inc. (c)	377	6,194
Equinix Inc. (c)	58	5,936
Factset Research Systems Inc.	125	10,141
First Solar Inc. (c) (e)	38	5,599
Fiserv Inc. (c)	252	13,563
FLIR Systems Inc. (c) (e)	323	8,301
Gartner Inc. - Class A (c)	148	$4,363
Global Payments Inc.	336	14,411
Intersil Corp.	305	3,565
JDS Uniphase Corp. (c)	1,107	13,716
Juniper Networks Inc. (c)	407	12,353
Marvell Technology Group Ltd. (c)	313	5,481
McAfee Inc. (c)	252	11,910
MEMC Electronic Materials Inc. (c)	532	6,341
Microchip Technology Inc. (e)	299	9,404

	Shares/Par (p)	Value

Micros Systems Inc. (c) (e)	183	7,746
National Semiconductor Corp.	466	5,951
Nuance Communications Inc. (c)	408	6,381
Nvidia Corp. (c)	314	3,668
PMC - Sierra Inc. (c)	277	2,039
Rackspace Hosting Inc. (c) (e)	155	4,027
Red Hat Inc. (c)	302	12,382
Rovi Corp. (c)	218	10,989
Silicon Laboratories Inc. (c)	157	5,754
Smart Technologies Inc. (c) (e)	45	607
Solera Holdings Inc.	250	11,040
Trimble Navigation Ltd. (c)	284	9,951
Varian Semiconductor Equipment Associates Inc. (c)	202	5,814
Western Union Co.	690	12,192
Xilinx Inc.	313	8,329

		274,682
MATERIALS - 1.9%
Agnico-Eagle Mines Ltd.	215	15,271
Franco-Nevada Corp.	203	6,387

		21,658
UTILITIES - 1.0%
Calpine Corp. (c)	941	11,715

Total Common Stocks (cost $890,720)		1,058,816

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$2,339	121

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,339)		121

SHORT TERM INVESTMENTS - 13.3%

Investment Companies - 5.7%
JNL Money Market Fund, 0.10% (a) (h)	3,977	3,977
T. Rowe Price Reserves Investment Fund, 0.28% (a) (h)	59,672	59,672

		63,649
Securities Lending Collateral - 7.6%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	77,363	77,363
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	8,669	8,669

		86,032

Total Short Term Investments (cost $149,681)		149,681

Total Investments - 107.4% (cost $1,042,740)		1,208,618

Other Assets and Liabilities, Net - (7.4%)		(83,695)

Total Net Assets - 100.0%		$1,124,923

JNL/T.Rowe Price Short-Term Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 13.8%
Ally Auto Receivables Trust
1.45%, 05/15/14	$1,815	$1,834
1.38%, 07/15/14	3,119	3,151
American Express Credit Account Master Trust, 5.55%, 01/15/14	875	900

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

AmeriCredit Automobile Receivables Trust
0.97%, 01/15/13	2,332	2,333
3.72%, 11/17/14	355	370
Banc of America Commercial Mortgage Inc. REMIC, 4.62%, 07/10/43	3,200	3,300
Bank of America Auto Trust
0.75%, 06/15/12 (s)	2,070	2,072
1.31%, 07/15/14	3,520	3,555
BCAP LLC Trust REMIC, 0.90%, 11/25/36 (i)	98	86
Cabela’s Master Credit Card Trust
5.26%, 10/15/14 (s)	300	312
1.71%, 01/16/18 (i) (s)	1,700	1,760
CarMax Auto Owner Trust
4.79%, 02/15/13	780	806
1.56%, 07/15/14	1,325	1,340
1.41%, 02/16/15	2,490	2,516
2.04%, 10/15/15	2,420	2,469
3.75%, 12/15/15	660	685
4.88%, 08/15/16	420	436
Chase Issuance Trust, 5.12%, 10/15/14	4,345	4,728
Chrysler Financial Lease Trust REMIC, 1.78%, 06/15/11 (s)	3,035	3,044
Citibank Credit Card Issuance Trust, 0.58%, 10/07/13 (i)	2,350	2,338
CitiFinancial Auto Issuance Trust
2.59%, 10/15/13 (s)	1,538	1,563
3.15%, 08/15/16 (s)	3,690	3,797
CNH Equipment Trust
1.85%, 12/16/13	584	591
1.54%, 07/15/14	2,000	2,024
1.03%, 11/17/14	1,630	1,636
3.00%, 08/17/15	2,445	2,561
CS First Boston Mortgage Securities Corp. REMIC, 6.53%, 06/15/34	2,275	2,311
Delta Air Lines Inc. Pass-Through Trust, 7.57%, 11/18/10	2,075	2,087
Discover Card Master Trust
1.56%, 12/15/14 (i)	3,500	3,557
0.91%, 09/15/15 (i)	3,090	3,111
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 0.46%, 11/19/37 (i)	1,231	816
Ford Credit Auto Owner Trust
1.51%, 01/15/14	1,990	2,008
0.98%, 10/15/14	2,500	2,512
2.42%, 11/15/14	1,823	1,883
8.14%, 02/15/16 (s)	415	470
Ford Credit Floorplan Master Owner Trust
4.20%, 02/15/17 (s)	438	476
REMIC, 1.50%, 09/15/15 (f)	3,700	3,699
GE Capital Credit Card Master Note Trust, 2.21%, 06/15/16	3,770	3,862
GE Equipment Midticket LLC, 0.94%, 07/14/14 (f) (s)	2,710	2,710
GreenPoint Mortgage Funding Trust REMIC, 0.44%, 09/25/46 (i)	2,075	1,144
GS Auto Loan Trust, 5.48%, 12/15/14	2,995	3,085
Harborview Mortgage Loan Trust REMIC
5.70%, 08/19/36 (i)	$1,313	$840
0.45%, 08/21/36 (i)	1,855	1,064
Honda Auto Receivables Owner Trust
1.25%, 10/21/13	1,680	1,694
1.34%, 03/18/14	1,890	1,909
1.98%, 05/23/16	545	559
HSBC Home Equity Loan Trust REMIC, 0.41%, 03/20/36 (i)	1,767	1,651
John Deere Owner Trust, 1.57%, 10/15/13	715	721
JPMorgan Mortgage Trust REMIC, 2.90%, 07/25/35 (i)	420	386

	Shares/Par (p)	Value

MMAF Equipment Finance LLC, 2.37%, 11/15/13 (s)	1,572	1,594
Nissan Auto Lease Trust, 3.51%, 11/17/14	880	898
Sequoia Mortgage Trust REMIC, 3.75%, 02/25/40 (i)	494	500
Sigma Finance Inc. (d) (f) (q)	698	36
Structured Adjustable Rate Mortgage Loan Trust REMIC, 6.00%, 11/25/37 (i)	1,944	1,062
Structured Asset Securities Corp. REMIC, 2.74%, 09/25/33 (i)	818	749
Thornburg Mortgage Securities Trust REMIC, 0.38%, 07/25/36 (i)	1,629	1,618
Toyota Auto Receivables Owner Trust - Series B, 1.47%, 01/17/17	1,385	1,402
USAA Auto Owner Trust
1.30%, 06/16/14	1,120	1,128
2.14%, 09/15/15	895	920
Volkswagen Auto Loan Enhanced Trust, 0.66%, 05/21/12	1,345	1,346
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.95%, 04/25/35 (i)	2,805	2,679
World Financial Network Credit Card Master Trust
3.79%, 05/15/16	570	591
4.66%, 05/15/17	3,640	3,887

Total Non-U.S. Government Agency Asset-Backed Securities (cost $114,763)		111,172

CORPORATE BONDS AND NOTES - 53.9%

CONSUMER DISCRETIONARY - 4.3%
Anglo American Capital Plc, 2.15%, 09/27/13 (s)	2,040	2,055
CBS Corp., 6.63%, 05/15/11	1,940	2,006
Comcast Cable Communications Holdings Inc., 6.75%, 01/30/11 (e)	2,470	2,518
COX Communications Inc.
7.75%, 11/01/10	450	452
6.75%, 03/15/11	2,200	2,259
5.45%, 12/15/14	2,100	2,376
Daimler Finance North America LLC, 7.75%, 01/18/11	2,925	2,982
DirecTV Holdings LLC, 4.75%, 10/01/14	3,735	4,079
Home Depot Inc., 5.20%, 03/01/11	1,370	1,396
NBC Universal Inc., 2.10%, 04/01/14 (s)	3,010	3,024
Staples Inc.
7.75%, 04/01/11 (l)	2,140	2,210
9.75%, 01/15/14 (l)	1,000	1,238
TCM Sub LLC, 3.55%, 01/15/15 (s)	3,005	3,135
Thomson Reuters Corp., 5.95%, 07/15/13	1,000	1,123
Time Warner Cable Inc., 5.40%, 07/02/12	3,870	4,146

		34,999

CONSUMER STAPLES - 3.7%
Altria Group Inc., 8.50%, 11/10/13 (l)	1,750	2,096
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12	$2,285	$2,373
7.20%, 01/15/14 (s)	1,100	1,282
BAT International Finance Plc, 8.13%, 11/15/13 (q) (r)	2,950	3,474
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (s)	1,385	1,434
Coca-Cola Bottling Co., 5.00%, 11/15/10	2,000	2,139
Dr. Pepper Snapple Group Inc.
1.70%, 12/21/11	2,485	2,504
2.35%, 12/21/12	525	539
General Mills Inc., 6.00%, 02/15/12	1,400	1,493
Kraft Foods Inc.
6.25%, 06/01/12	1,185	1,288

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

2.63%, 05/08/13	1,130	1,171
Kroger Co.
6.80%, 04/01/11	885	911
6.75%, 04/15/12	625	677
7.50%, 01/15/14	700	827
Procter & Gamble Co., 1.38%, 08/01/12	2,520	2,554
SABMiller Plc, 6.20%, 07/01/11 (s)	2,090	2,169
Safeway Inc.
6.50%, 03/01/11	300	307
5.80%, 08/15/12	2,080	2,249

		29,487

ENERGY - 4.1%
Canadian Natural Resources Ltd.
5.45%, 10/01/12	565	608
5.15%, 02/01/13	1,620	1,752
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	1,575	1,814
Devon Financing Corp. ULC, 6.88%, 09/30/11	1,800	1,904
Enterprise Products Operating LLC
4.60%, 08/01/12	1,785	1,880
6.38%, 02/01/13	675	736
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 09/16/15 (s)	1,275	1,274
Marathon Oil Corp., 6.50%, 02/15/14	1,110	1,275
MidAmerican Energy Holdings Co., 5.00%, 02/15/14	1,825	2,002
Nabors Industries Inc., 5.38%, 08/15/12	910	965
Noble Holding International Ltd., 3.45%, 08/01/15	370	385
Plains All American Pipeline LP, 4.25%, 09/01/12	3,090	3,223
SeaRiver Maritime Inc., 0.00%, 09/01/12 (j)	1,800	1,719
Shell International Finance BV, 1.88%, 03/25/13	2,615	2,677
Texas Gas Transmission LLC, 5.50%, 04/01/13 (s)	2,355	2,546
Transocean Inc., 5.25%, 03/15/13 (e)	2,185	2,298
Weatherford International Inc., 5.95%, 06/15/12	2,965	3,179
Williams Partners LP, 3.80%, 02/15/15	890	936
XTO Energy Inc.
5.90%, 08/01/12	600	655
4.63%, 06/15/13	1,000	1,098

		32,926
FINANCIALS - 24.9%
Allstate Corp., 6.13%, 02/15/12	2,400	2,562
American Express Bank FSB, 5.55%, 10/17/12	1,375	1,481
American Express Centurion Bank, 5.55%, 10/17/12	1,500	1,616
American Honda Finance Corp., 2.38%, 03/18/13 (s)	1,260	1,288
ANZ National International Ltd.
3.25%, 04/02/12 (e) (s)	3,700	3,845
2.38%, 12/21/12 (s)	1,515	1,536
Australia & New Zealand Banking Group Ltd., 2.40%, 01/11/13 (s)	$730	$745
Banco Bradesco SA, 4.10%, 03/23/15 (q) (r)	1,115	1,137
Bank of America Corp., 7.38%, 05/15/14	1,100	1,264
Bank of Nova Scotia
2.25%, 01/22/13	925	951
2.38%, 12/17/13	3,280	3,391
Barclays Bank Plc, 2.50%, 01/23/13	2,595	2,651
BB&T Corp., 3.85%, 07/27/12	2,770	2,903
BPCE SA, 2.38%, 10/04/13 (s)	4,125	4,119
Caterpillar Financial Services Corp. - Series MTN, 4.85%, 12/07/12	3,270	3,546
Charles Schwab Corp., 4.95%, 06/01/14	850	944

	Shares/Par (p)	Value

Citigroup Inc.
5.13%, 02/15/11	155	158
2.13%, 04/30/12	4,800	4,922
5.50%, 04/11/13	2,150	2,307
5.85%, 07/02/13	1,500	1,622
6.38%, 08/12/14	1,000	1,110
Commonwealth Bank of Australia, 2.75%, 10/15/12 (s)	1,170	1,205
Countrywide Home Loans Inc., 4.00%, 03/22/11	1,150	1,168
Credit Suisse New York, 3.45%, 07/02/12	1,275	1,326
Crown Castle Towers LLC, 4.52%, 01/15/15 (s)	1,515	1,601
Deutsche Bank AG London, 5.38%, 10/12/12	3,090	3,363
Dexia Credit Local, 2.38%, 09/23/11 (s)	3,900	3,946
Enel Finance International SA, 3.88%, 10/07/14 (s)	2,420	2,536
ERAC USA Finance Co.
8.00%, 01/15/11 (s)	1,435	1,462
5.80%, 10/15/12 (s)	3,492	3,771
2.75%, 07/01/13 (s)	1,030	1,052
Fifth Third Bancorp, 6.25%, 05/01/13	2,495	2,732
General Electric Capital Corp.
3.50%, 08/13/12	4,410	4,587
2.00%, 09/28/12	5,200	5,343
5.25%, 10/19/12	1,500	1,615
3.75%, 11/14/14 (e)	800	847
Goldman Sachs Group Inc.
3.63%, 08/01/12	2,550	2,654
4.75%, 07/15/13	1,000	1,074
5.25%, 10/15/13	2,375	2,581
GreenPoint Bank, 9.25%, 10/01/10	1,175	1,175
HSBC Bank Plc, 1.63%, 08/12/13 (s)	2,005	2,013
HSBC Holdings Plc, 5.25%, 12/12/12	1,640	1,759
Intesa Sanpaolo SpA, 3.63%, 08/12/15 (s)	2,975	3,010
John Deere Capital Corp.
1.04%, 06/10/11 (i)	1,800	1,810
4.95%, 12/17/12	2,610	2,832
JPMorgan Chase & Co.
6.95%, 08/10/12	2,429	2,685
0.96%, 02/26/13 (i)	2,310	2,319
4.65%, 06/01/14	885	969
KeyCorp, 3.75%, 08/13/15	1,960	2,000
Kreditanstalt fuer Wiederaufbau, 4.75%, 05/15/12	4,500	4,799
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3.25%, 10/29/10	2,000	2,004
LeasePlan Corp. NV, 3.00%, 05/07/12 (s)	1,900	1,963
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (s)	1,750	1,792
Mack-Cali Realty LP, 7.75%, 02/15/11	1,395	1,422
Merrill Lynch & Co. Inc.
0.70%, 07/25/11 (i)	1,250	1,249
5.45%, 02/05/13	1,530	1,643
MetLife Inc.
5.38%, 12/15/12	995	1,070
1.67%, 08/06/13 (i)	2,220	2,236
Metropolitan Life Global Funding I
2.88%, 09/17/12 (s)	$1,000	$1,031
2.50%, 01/11/13 (s)	730	748
5.13%, 06/10/14 (s)	500	555
Morgan Stanley
5.05%, 01/21/11	1,925	1,950
5.63%, 01/09/12	3,195	3,365
4.20%, 11/20/14	265	275
National Australia Bank Ltd., 2.35%, 11/16/12 (s)	1,475	1,505
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	665	724
2.63%, 09/16/12	1,070	1,106

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

New York Life Global Funding, 2.25%, 12/14/12 (s)	2,415	2,476
Nordea Bank AB
2.50%, 11/13/12 (s)	765	783
1.75%, 10/04/13 (s)	2,795	2,794
PACCAR Financial Corp.
1.95%, 12/17/12	1,620	1,651
2.05%, 06/17/13	970	996
Principal Financial Group Inc., 7.88%, 05/15/14	1,500	1,777
Prudential Financial Inc.
3.63%, 09/17/12	3,080	3,201
2.75%, 01/14/13	490	502
Rabobank Nederland NV, 4.20%, 05/13/14 (s)	1,150	1,225
Regions Financial Corp., 5.75%, 06/15/15	1,330	1,353
Royal Bank of Scotland Plc
2.63%, 05/11/12 (s)	5,200	5,341
3.40%, 08/23/13	2,645	2,712
Santander US Debt SA Unipersonal
2.49%, 01/18/13 (s)	1,800	1,794
2.99%, 10/07/13 (s)	2,300	2,296
Simon Property Group LP, 4.20%, 02/01/15	540	579
SLM Corp., 5.13%, 08/27/12 (e)	2,810	2,841
Standard Chartered Plc, 3.85%, 04/27/15 (s)	1,840	1,919
Sumitomo Mitsui Banking Corp., 2.15%, 07/22/13 (s)	2,785	2,852
Suncorp-Metway Ltd., 1.78%, 04/15/11 (i) (e) (s)	6,400	6,439
U.S. Bank NA, 6.38%, 08/01/11	2,700	2,829
UBS AG Stamford
1.44%, 02/23/12 (i)	1,475	1,483
2.25%, 08/12/13	1,900	1,919
US Bancorp, 2.00%, 06/14/13	1,810	1,853
Wachovia Capital Trust III, 5.80%, (callable at 100 beginning 03/15/11) (m) (i)	425	373
WEA Finance LLC, 5.40%, 10/01/12 (s)	550	587
Wells Fargo & Co., 5.25%, 10/23/12	1,435	1,553
Westpac Banking Corp.
3.25%, 12/16/11 (s)	4,200	4,324
2.10%, 08/02/13	3,250	3,298
Williams Cos. Inc., 6.38%, 10/01/10 (s)	725	725
Woodside Finance Ltd.
6.70%, 08/01/11 (s)	300	313
4.50%, 11/10/14 (s)	1,020	1,095

		200,853
HEALTH CARE - 3.6%
AmerisourceBergen Corp., 5.63%, 09/15/12	3,435	3,709
Boston Scientific Corp.
4.25%, 01/12/11	2,555	2,573
4.50%, 01/15/15	1,040	1,064
Cardinal Health Inc.
6.75%, 02/15/11	1,762	1,798
5.50%, 06/15/13	1,575	1,728
Express Scripts Inc., 5.25%, 06/15/12	3,455	3,688
Life Technologies Corp., 3.38%, 03/01/13	1,960	2,017
Medco Health Solutions Inc., 2.75%, 09/15/15	$1,280	$1,300
Novartis Capital Corp., 1.90%, 04/24/13	3,000	3,080
Teva Pharmaceutical Finance III LLC, 1.50%, 06/15/12	1,865	1,888
Watson Pharmaceuticals Inc., 5.00%, 08/15/14	1,500	1,634
WellPoint Inc.
5.00%, 01/15/11	2,350	2,377
6.80%, 08/01/12	2,230	2,445

		29,301
INDUSTRIALS - 2.0%
Allied Waste Industries Inc., 5.75%, 02/15/11	2,475	2,514
CSX Corp., 5.75%, 03/15/13	1,350	1,487

	Shares/Par (p)	Value

Dun & Bradstreet Corp., 5.50%, 03/15/11	2,335	2,386
GATX Corp., 4.75%, 10/01/12	1,970	2,071
Northrop Grumman Systems Corp., 7.13%, 02/15/11	2,225	2,276
Republic Services Inc., 6.75%, 08/15/11	875	916
Southwest Airlines Co., 6.50%, 03/01/12	3,425	3,629
Waste Management Inc., 6.38%, 11/15/12	1,083	1,188

		16,467

INFORMATION TECHNOLOGY - 2.0%
Agilent Technologies Inc., 2.50%, 07/15/13	630	643
Hewlett Packard Co., 2.25%, 05/27/11	2,500	2,533
International Business Machines Corp., 1.00%, 08/05/13	5,000	5,017
Microsoft Corp., 0.88%, 09/27/13	3,970	3,976
Oracle Corp., 5.00%, 01/15/11	1,000	1,012
Xerox Corp.
5.50%, 05/15/12	1,840	1,958
5.65%, 05/15/13	1,000	1,095

		16,234

MATERIALS - 2.1%
ArcelorMittal, 5.38%, 06/01/13	1,350	1,449
Barrick Gold Corp., 6.13%, 09/15/13	1,750	1,992
BHP Billiton Finance USA Ltd.
5.13%, 03/29/12	655	694
4.80%, 04/15/13	375	408
CRH America Inc., 5.30%, 10/15/13	980	1,052
Dow Chemical Co.
4.85%, 08/15/12	1,500	1,588
6.00%, 10/01/12	1,451	1,572
Lafarge SA, 6.15%, 07/15/11	2,875	2,962
Praxair Inc., 2.13%, 06/14/13 (e)	2,425	2,493
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (l)	2,500	3,087

		17,297

TELECOMMUNICATION SERVICES - 3.6%
America Movil SAB de CV, 3.63%, 03/30/15	1,080	1,125
American Tower Corp., 4.63%, 04/01/15	375	400
AT&T Corp., 7.30%, 11/15/11 (l)	2,500	2,677
British Telecommunications Plc, 9.38%, 12/15/10 (l)	3,135	3,184
France Telecom SA, 7.75%, 03/01/11 (l)	1,200	1,235
Koninklijke KPN NV, 8.00%, 10/01/10	2,350	2,350
Rogers Cable Inc.
6.25%, 06/15/13	325	366
5.50%, 03/15/14	275	308
Rogers Wireless Communications Inc., 6.38%, 03/01/14	900	1,037
Telecom Italia Capital SA
6.20%, 07/18/11	2,575	2,668
5.25%, 11/15/13	1,500	1,612
Telefonica Emisiones SAU
5.98%, 06/20/11	1,900	1,971
5.86%, 02/04/13	$415	$453
Verizon Virginia Inc., 4.63%, 03/15/13	4,870	5,217
Verizon Wireless Capital LLC
3.75%, 05/20/11	1,125	1,147
5.55%, 02/01/14	1,475	1,668
Vodafone Group Plc, 5.35%, 02/27/12	1,650	1,748

		29,166

UTILITIES - 3.6%
Abu Dhabi National Energy Co., 5.62%, 10/25/12 (s)	1,625	1,710
Allegheny Energy Supply, 8.25%, 04/15/12 (q) (r)	890	961

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Appalachian Power Co., 5.65%, 08/15/12	1,750	1,877
Dominion Resources Inc.
5.70%, 09/17/12	1,020	1,112
2.25%, 09/01/15	1,275	1,287
Duke Energy Corp., 6.30%, 02/01/14	1,575	1,799
Duke Energy Ohio Inc., 2.10%, 06/15/13	745	765
FirstEnergy Corp., 6.45%, 11/15/11	32	34
Florida Gas Transmission Co. LLC, 4.00%, 07/15/15 (s)	640	675
Georgia Power Co., 1.30%, 09/15/13	1,850	1,854
Great Plains Energy Inc., 2.75%, 08/15/13	1,365	1,371
Nevada Power Co., 8.25%, 06/01/11	2,015	2,107
NiSource Finance Corp.
7.88%, 11/15/10 (e)	350	353
6.15%, 03/01/13	1,355	1,489
Northeast Utilities, 5.65%, 06/01/13	2,775	3,007
PPL Energy Supply LLC, 6.40%, 11/01/11	1,200	1,267
Progress Energy Inc., 6.05%, 03/15/14	875	996
PSEG Power LLC
6.95%, 06/01/12	1,020	1,117
2.50%, 04/15/13	2,535	2,605
Southern California Edison Co., 0.92%, 10/21/11 (i)	1,110	1,114
Southern Co., 5.30%, 01/15/12	1,250	1,317

		28,817

Total Corporate Bonds and Notes (cost $426,706)		435,547

GOVERNMENT AND AGENCY OBLIGATIONS - 30.5%

GOVERNMENT SECURITIES - 7.5%
Sovereign - 3.8%
Canada Housing Trust, 4.00%, 06/15/12, CAD	6,310	6,387
Japan Finance Corp., 2.00%, 06/24/11	1,600	1,617
Kommunalbanken AS, 5.13%, 05/30/12	7,400	7,930
Mexican Bonos, 9.00%, 12/22/11, MXN	28,850	2,406
Societe Financement de l’Economie Francaise
1.50%, 10/29/10 (s)	10,100	10,108
2.00%, 02/25/11 (e) (s)	1,900	1,913

		30,361
Treasury Inflation Index Securities - 0.8%
U.S. Treasury Inflation Indexed Note
1.88%, 07/05/13 (n)	2,018	2,145
0.50%, 04/15/15 (n)	4,205	4,319

		6,464
U.S. Treasury Securities - 2.9%
U.S. Treasury Note, 1.00%, 07/31/11	23,000	23,139

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 23.0%
Federal Home Loan Mortgage Corp. - 6.7%
Federal Home Loan Mortgage Corp.
1.75%, 06/15/12 - 09/10/15	11,680	11,820
0.88%, 10/28/13	9,530	9,526
4.00%, 02/01/14 - 07/01/25	$2,311	$2,416
5.00%, 10/01/17 - 09/01/38	15,751	16,752
4.50%, 04/01/18 - 08/01/25	2,942	3,101
5.50%, 10/01/19 - 07/01/20	1,869	2,018
2.67%, 09/01/33 (i)	229	240
3.14%, 09/01/33 (i)	37	39
2.60%, 10/01/34 (i)	109	112
2.66%, 11/01/34 - 03/01/36 (i)	1,212	1,273
3.18%, 11/01/34 (i)	67	70
3.25%, 11/01/34 (i)	91	95
3.35%, 11/01/34 (i)	51	52
2.92%, 01/01/35 (i)	105	110
2.48%, 02/01/35 (i)	117	121

	Shares/Par (p)	Value

2.62%, 02/01/35 (i)	194	204
2.70%, 02/01/35 (i)	94	99
2.74%, 02/01/35 (i)	120	126
2.81%, 02/01/35 (i)	123	129
2.83%, 02/01/35 (i)	61	64
3.07%, 02/01/35 (i)	99	104
2.68%, 06/01/35 (i)	1,135	1,188
4.64%, 09/01/35 (i)	1,058	1,094
2.95%, 10/01/35 (i)	825	865
2.99%, 11/01/35 (i)	571	595
REMIC, 5.00%, 10/15/21	1,759	1,889
REMIC, 0.00%,03/15/37 (0.00% until LIBOR reaches 7.25%) (i) (r) (q)	19	19

		54,121
Federal National Mortgage Association - 16.1%
Federal National Mortgage Association
1.00%, 09/23/13	3,015	3,027
5.50%, 01/01/17 - 01/01/24	5,172	5,580
5.00%, 07/01/19 - 05/01/23	11,454	12,221
4.50%, 06/01/23 - 09/01/25	42,597	44,915
4.00%, 02/01/25 - 08/01/25	24,502	25,680
2.53%, 03/01/33 (i)	6	7
1.96%, 06/01/33 (i)	77	79
2.59%, 06/01/33 - 05/01/35 (i)	1,871	1,953
2.64%, 07/01/33 - 01/01/35 (i)	191	200
2.72%, 09/01/33 (i)	6	6
2.33%, 12/01/33 (i)	5	5
2.89%, 04/01/34 (i)	7,449	7,803
2.93%, 04/01/34 (i)	20	21
3.03%, 10/01/34 (i)	31	33
2.75%, 11/01/34 (i)	1,058	1,109
2.96%, 11/01/34 (i)	9	10
3.16%, 11/01/34 (i)	235	247
2.87%, 12/01/34 - 01/01/35 (i)	208	218
2.77%, 01/01/35 (i)	115	120
2.84%, 01/01/35 - 07/01/35 (i)	914	959
2.58%, 02/01/35 (i)	358	373
2.80%, 02/01/35 - 07/01/35 (i)	818	860
2.35%, 03/01/35 (i)	110	114
2.20%, 04/01/35 (i)	843	869
2.81%, 04/01/35 - 11/01/35 (i)	1,294	1,352
2.86%, 04/01/35 (i)	512	539
2.31%, 05/01/35 (i)	917	948
2.47%, 05/01/35 (i)	408	420
2.67%, 06/01/35 (i)	801	840
2.69%, 06/01/35 (i)	870	909
2.13%, 08/01/35 (i)	1,416	1,466
2.57%, 08/01/35 (i)	764	799
3.08%, 11/01/35 (i)	575	600
3.13%, 02/01/36 (i)	769	807
5.18%, 02/01/36 (i)	1,058	1,112
2.65%, 03/01/36 (i)	856	897
2.68%, 03/01/36 (i)	616	647
6.00%, 01/01/38	2,045	2,200
REMIC, 5.00%, 08/25/19 - 11/25/21	$9,313	$10,105
REMIC, Interest Only, 2.70%, 08/25/35 (i) (r) (q)	1	—

		130,050
Government National Mortgage Association - 0.2%
Government National Mortgage Association
7.00%, 12/15/17	1,268	1,359
5.50%, 07/15/20	335	363

		1,722

Total Government and Agency Obligations (cost $242,056)		245,857

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

INVESTMENT COMPANIES - 0.4%
T. Rowe Price Term Asset-Backed Securities Loan Facility (a) (f) (r) (q)	258	3,334

Total Investment Companies (cost $2,836)		3,334

SHORT TERM INVESTMENTS - 4.0%

Certificates of Deposit - 0.1%
Intesa Sanpaolo SpA, 2.38%, 12/21/12	$860	861

Investment Companies - 2.9%
JNL Money Market Fund, 0.10% (a) (h)	4,019	4,019
T. Rowe Price Reserves Investment Fund, 0.28% (a) (h)	19,205	19,205

		23,224
Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	6,498	6,498
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	1,744	1,744

		8,242

Total Short Term Investments (cost $32,327)		32,327

Total Investments - 102.6% (cost $818,688)		828,237

Other Assets and Liabilities, Net - (2.6%)		(20,687)

Total Net Assets - 100.0%		$807,550

JNL/T.Rowe Price Value Fund

COMMON STOCKS - 96.8%

CONSUMER DISCRETIONARY - 13.3%
Bed Bath & Beyond Inc. (c)	131	$5,678
Cablevision Systems Corp. - Class A	447	11,717
Comcast Corp. - Special Class A	330	5,618
Discovery Communications Inc. - Class C (c)	335	12,782
Fortune Brands Inc.	187	9,211
H&R Block Inc.	435	5,639
Harley-Davidson Inc.	189	5,381
Home Depot Inc.	204	6,469
International Game Technology	280	4,043
Kohl’s Corp. (c)	190	9,999
Liberty Media - Starz (c)	27	1,766
Liberty Media Corp. - Capital (c)	216	11,224
Lowe’s Cos. Inc.	232	5,169
Madison Square Garden Inc. - Class A (c)	128	2,702
MGM Mirage (c) (e)	56	629
Newell Rubbermaid Inc.	339	6,031
Time Warner Cable Inc.	201	10,874
Time Warner Inc.	381	11,684

		126,616
CONSUMER STAPLES - 4.4%
Altria Group Inc.	100	2,392
Avon Products Inc.	187	6,011
Kimberly-Clark Corp.	135	8,782
Kroger Co.	190	4,107
Philip Morris International Inc.	186	10,436
Procter & Gamble Co.	73	4,366
Wal-Mart Stores Inc.	101	5,384

		41,478

	Shares/Par (p)	Value

ENERGY - 14.8%
Baker Hughes Inc.	249	10,611
Chevron Corp.	237	19,241
ConocoPhillips	86	4,916
Consol Energy Inc.	217	8,017
El Paso Corp.	423	5,234
EQT Corp.	2	54
Exxon Mobil Corp.	128	7,903
Hess Corp.	86	5,064
Murphy Oil Corp.	212	13,127
Nexen Inc.	384	7,718
Peabody Energy Corp.	178	8,724
Royal Dutch Shell Plc - ADR	216	13,037
Schlumberger Ltd.	180	11,108
Spectra Energy Corp.	648	14,610
StatoilHydro ASA	158	3,303
Sunoco Inc.	82	3,008
Total SA - ADR	92	4,727

		140,402
FINANCIALS - 21.3%
AFLAC Inc.	29	1,489
American Express Co.	252	10,591
Ameriprise Financial Inc.	103	4,851
AON Corp.	274	10,724
Bank of America Corp.	1,479	19,394
CIT Group Inc. (c)	208	8,491
Citigroup Inc. (c)	1,743	6,796
Fifth Third Bancorp	132	1,588
First Horizon National Corp. (c)	637	7,269
Goldman Sachs Group Inc.	34	4,858
JPMorgan Chase & Co.	523	19,914
KeyCorp	484	3,849
Lazard Ltd. - Class A	293	$10,285
Marsh & McLennan Cos. Inc.	254	6,134
Moody’s Corp.	423	10,559
Morgan Stanley	364	8,974
NYSE Euronext	211	6,020
PNC Financial Services Group Inc.	86	4,449
Principal Financial Group Inc.	97	2,506
Regions Financial Corp.	555	4,035
SLM Corp. (c)	688	7,941
St. Joe Co. (c) (e)	351	8,717
State Street Corp.	138	5,208
SunTrust Banks Inc.	200	5,162
U.S. Bancorp	322	6,964
Wells Fargo & Co.	530	13,329
Willis Group Holdings Plc	90	2,777

		202,874
HEALTH CARE - 9.1%
Amgen Inc. (c)	159	8,773
CareFusion Corp. (c)	67	1,672
CIGNA Corp.	248	8,870
Covidien Plc	253	10,176
Johnson & Johnson	171	10,595
Medtronic Inc.	154	5,178
Merck & Co. Inc.	249	9,147
Pfizer Inc.	1,556	26,715
WellPoint Inc. (c)	97	5,517

		86,643
INDUSTRIALS - 10.8%
3M Co.	97	8,402
Fluor Corp.	140	6,954
General Electric Co.	1,087	17,669
Honeywell International Inc.	209	9,184

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Schedules of Investments (in thousands)
September 30, 2010

	Shares/Par (p)	Value

Illinois Tool Works Inc.	209	9,846
Lockheed Martin Corp.	37	2,616
Raytheon Co.	125	5,691
Republic Services Inc. - Class A	256	7,793
Southwest Airlines Co.	1,160	15,163
Tyco International Ltd.	235	8,635
Union Pacific Corp.	71	5,791
Waste Management Inc.	130	4,657

		102,401

INFORMATION TECHNOLOGY - 10.0%
Analog Devices Inc.	260	8,143
Applied Materials Inc.	715	8,352
CA Inc.	251	5,310
Dell Inc. (c)	521	6,746
Electronic Arts Inc. (c)	195	3,199
International Business Machines Corp.	101	13,481
Microsoft Corp.	588	14,410
Motorola Inc. (c)	355	3,026
Texas Instruments Inc.	464	12,596
Tyco Electronics Ltd.	334	9,759
Western Union Co.	572	10,109

		95,131

MATERIALS - 4.6%
Anglo American Plc	110	4,368
Eastman Chemical Co.	35	2,605
International Paper Co.	469	10,205
MeadWestvaco Corp.	182	4,437
Monsanto Co.	85	4,088
United States Steel Corp. (e)	144	6,313
Vulcan Materials Co.	31	1,148
Weyerhaeuser Co.	703	$11,083

		44,247

TELECOMMUNICATION SERVICES - 2.9%
AT&T Inc.	457	13,073
CenturyTel Inc.	128	5,031
Qwest Communications International Inc.	242	1,515
Sprint Nextel Corp. (c) (e)	1,056	4,891
Vodafone Group Plc	1,217	3,004

		27,514

UTILITIES - 5.6%
AES Corp. (c)	907	10,294
Allegheny Energy Inc.	141	3,455
CenterPoint Energy Inc.	496	7,800
Entergy Corp.	138	10,531
NiSource Inc.	281	4,884
NRG Energy Inc. (c)	406	8,451
PPL Corp.	272	7,393

		52,808

Total Common Stocks (cost $897,504)		920,114

PREFERRED STOCKS - 1.3%

FINANCIALS - 1.1%
Citigroup Inc., Convertible Preferred, 7.50%	46	5,463
Fifth Third Bancorp, Convertible Preferred, 8.50%, Series G (callable at 100 beginning 06/30/13) (m)	40	5,056

		10,519

UTILITIES - 0.2%
PPL Corp., Convertible Preferred, 9.50% (e)	27	1,518

Total Preferred Stocks (cost $9,253)		12,037

	Shares/Par (p)	Value

INVESTMENT COMPANIES - 0.4%
T. Rowe Price Institutional Floating Rate Fund (a)	423	4,296

Total Investment Companies (cost $3,797)		4,296

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Sigma Finance Inc. (d) (f) (q)	$1,103	57

Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,103)		57

CORPORATE BONDS AND NOTES - 0.2%

CONSUMER DISCRETIONARY - 0.1%
International Game Technology, 3.25%, 05/01/14 (e)	1,007	1,095

MATERIALS - 0.1%
United States Steel Corp., 4.00%, 05/15/14	327	504

Total Corporate Bonds and Notes (cost $1,357)		1,599

SHORT TERM INVESTMENTS - 3.0%

Investment Companies - 1.3%
JNL Money Market Fund, 0.10% (a) (h)	2,040	2,040
T. Rowe Price Reserves Investment Fund, 0.28% (a) (h)	10,163	10,163

		12,203

Securities Lending Collateral - 1.7%
Securities Lending Cash Collateral Fund LLC, 0.36% (a) (h)	$13,589	$13,589
Securities Lending Liquidating Fund LLC, 0.64% (a) (h)	2,703	2,703

		16,292

Total Short Term Investments (cost $28,495)		28,495

Total Investments - 101.7% (cost $941,509)		966,598

Other Assets and Liabilities, Net - (1.7%)		(15,760)

Total Net Assets - 100.0%		$950,838

See accompanying notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

(a)	Investment in affiliate.

(b)
The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At September 30, 2010, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(c)	Non-income producing security.

(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(e)	All or portion of the security was on loan.

(f)
Security fair valued in good faith in accordance with the procedures established by the Trust’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.

(g)
Investment purchased on a delayed delivery basis. As of September 30, 2010, the total cost of investments purchased on a delayed delivery basis was as follows: JNL/Capital Guardian Global Balanced Fund $947; JNL/Goldman Sachs Core Plus Bond Fund $131,522; JNL/Mellon Capital Management Bond Index Fund $26,041; JNL/PIMCO Real Return Fund $1,309,422; JNL/PIMCO Total Return Bond Fund $437,120; and JNL/Select Balanced Fund $48,307.

(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2010.

(i)	Variable rate security. Rate stated was in effect as of September 30, 2010.

(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of September 30, 2010.

(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.

(n)	Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.

(o)
All or a portion of the securities or cash is collateral pledged for futures contracts and reverse repurchase agreements or segregated for securities sold short, swap agreements and delayed delivery securities. See Pledged or Segregated Collateral in these Notes to the Schedules of Investments.

(p)	Par amounts are listed in United States Dollars unless otherwise noted.

(q)
Illiquid security. At September 30, 2010, the aggregate value of illiquid securities and percentage of net assets were as follows: JNL/AIM Global Real Estate Fund, $56 - 0.0%; JNL/Capital Guardian Global Balanced Fund, $8,014 - 2.4%; JNL/Capital Guardian Global Diversified Research Fund, $10,044 - 2.6%; JNL/Franklin Templeton Income Fund, $43,892 - 4.6%; JNL/Franklin Templeton International Small Cap Fund, $61 - 0.0%; JNL/Franklin Templeton Mutual Shares Fund, $22,890 - 4.4%; JNL/Goldman Sachs Core Plus Bond Fund, $22,109 - 2.1%; JNL/Goldman Sachs Emerging Markets Debt Fund, $940 - 0.1%; JNL/JPMorgan MidCap Growth Fund, $538 - 0.3%; JNL/JPMorgan U.S. Government & Quality Bond Fund, $6,022 - 0.6%; JNL/Lazard Mid Cap Equity Fund, $1,042 - 0.6%; JNL/M&G Global Basics Fund, $13,767 - 9.1%; JNL/Mellon Capital Management International Index Fund, $88 - 0.0%; JNL/PIMCO Real Return Fund, $47,934 - 2.8%; JNL/PIMCO Total Return Bond Fund, $34,239 - 1.0% JNL/PPM America High Yield Bond Fund, $13,261 - 1.6%; and JNL/T. Rowe Price Short-Term Bond Fund, $5,487 - 0.6%. At September 30, 2010, the only illiquid security held by certain Funds was Sigma Finance, Inc. For Funds not listed in detail, the value of Sigma Finance, Inc., as a percentage of net assets, was less than 0.02%.

(r)
Restricted Security. Restricted as to public resale. Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities in these Notes to the Schedules of Investments.

(s)
Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The sub-adviser deemed this security to be liquid based on procedures approved by the Board. As of September 30, 2010, the value of Rule 144A and Section 4(2) liquid securities was as follows: JNL/Credit Suisse Commodity Securities Fund, $50,023; JNL/Franklin Templeton Income Fund, $148,228; JNL/Goldman Sachs Core Plus Bond Fund, $122,510; JNL/Ivy Asset Strategy Fund, $31,617; JNL/JPMorgan U.S. Government & Quality Bond Fund, $4,869; JNL/Lazard Emerging Markets Fund, $9,262; JNL/Mellon Capital Management Bond Index Fund, $4,059; JNL/PIMCO Real Return Fund, $264,630; JNL/PIMCO Total Return Bond Fund, $372,333; JNL/PPM America High Yield Bond Fund, $261,548; JNL/Select Balanced Fund, $20,297; JNL/Select Money Market Fund, $7,800; and JNL/T. Rowe Price Short-Term Bond Fund, $123,809.

(t)	Foreign or U.S. Treasury inflation indexed note, par amount is not adjusted for inflation.

(u)	The Fund had an unfunded loan commitment relating to this security at September 30, 2010. See Unfunded Loan Commitments in these Notes to Schedules of Investments.

(v)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(w)	Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
Currencies:

ARS - Argentine Peso	EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	TRY - New Turkish Lira
AUD - Australian Dollar	GBP - British Pound	NOK - Norwegian Krone	TWD - Taiwan Dollar
BRL - Brazilian Real	HKD - Hong Kong Dollar	NZD - New Zealand Dollar	USD - United States Dollar
CAD - Canadian Dollar	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	UYU - Uruguayan Peso
CHF - Swiss Franc	IDR - Indonesian Rupiah	PHP - Philippine Peso	ZAR - South African Rand
CLP - Chilean Peso	ILS - Israeli New Shekels	PLN - Polish Zloty
CNY - Chinese Yuan	INR - Indian Rupee	RUB - Russian Ruble
COP - Colombian Peso	JPY - Japanese Yen	SEK - Swedish Krona
DKK - Danish Krone	KRW - Korean Won	SGD - Singapore Dollar
EGP - Egyptian Pound	MXN - Mexican Peso	THB - Thai Baht
Abbreviations:

“-” Amount rounds to less than one thousand	BDR - Brazilian Depository Receipt
ABS - Asset Backed Security	CAC - Cotation Assistee en Continu
ADR - American Depositary Receipt	CDO - Collateralized Debt Obligation
AMBAC - AMBAC Indemnity Corp.	CDX - Credit Default Swap Index
ASX - Australian Stock Exchange	CLO - Collateralized Loan Obligation

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

Abbreviations (continued):
CPI - Consumer Price Index	MBIA - Municipal Bond Investors Assurance
CPURNSA - CPI Urban Consumers Index Non-Seasonably	MBS - Mortgage Backed Security
Adjusted	MIB - Milano Indice Borsa
DAX - Deutscher Aktienindex	NYS - New York Registered Shares
ETF - Exchange-Traded Fund	RB - Revenue Bond
Euro-Bobl - debt instrument issued by the Federal Republic	of REIT - Real Estate Investment Trust
Germany with a term of 4.5 to 5.5 years	REMIC - Real Estate Mortgage Investment Conduit
Euro-Bund - debt instrument issued by the Federal Republic	of RSP - Risparmio Shares
Germany with a term of 8.5 to 10.5 years	SDR - Swedish Depository Receipt
FDR - Fiduciary Depository Receipt	SPDR - Standard & Poor’s Depository Receipt
FSA - Financial Security Assurance Inc.	SPI - Schedule Performance Index
FTSE - Financial Times and the London Stock Exchange	TBA - To Be Announced (Securities purchased on a delayed
GDR - Global Depository Receipt	delivery basis)
GO - General Obligation	TSX - Toronto Stock Exchange
HELOC - Home Equity Line of Credit	TAIEX - Taiwan Stock Exchange Capitalization Weighted Stock
HSCEI - Hang Seng China Enterprises Index	Index
IBEX - Iberia Index	virt-x - a cross border recognized investment exchange
KOSPI - Korea Composite Stock Price Index	VVPR - Voter-Verified Paper Record
LIBOR - London Interbank Offered Rate
Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933. The following table details restricted securities, including Rule 144A securities that have not been deemed liquid, held by the Funds at September 30, 2010.

	Initial
	Acquisition		Ending	Percent of
	Date	Cost	Value	Net Assets

JNL/Capital Guardian Global Balanced Fund
AES Panama SA, 6.35%, 12/12/16	01/4/2008	$298	$320	0.1%
ASAT Holdings Ltd.	01/4/2008	—	—	—
ASAT Holdings Ltd., 13.00%	07/28/2006	1	—	—
AXA SA	11/28/2007	141	100	—
Agricultural Bank of China - Class H	07/9/2010	360	447	0.1
Altegrity Inc., 10.50%, 11/01/15	07/27/2009	156	198	0.1
Anhanguera Educacional Participacoes SA	12/10/2009	512	693	0.2
BNP Paribas	11/28/2007	1,218	1,061	0.3
CapitaMalls Asia Ltd.	11/18/2009	304	315	0.1
China Longyuan Power Group Corp. - Class H	12/8/2009	251	234	0.1
Croatia Government International Bond, 6.75%, 11/05/19	10/30/2009	630	683	0.2
Dominican Republic International Bond, 8.63%, 04/20/27	12/17/2009	158	177	0.1
E.ON International Finance BV, 5.80%, 04/30/18	01/13/2010	543	592	0.2
Evergreen Energy Inc., 8.00%, 08/01/12	07/26/2007	60	21	—
KT&G Corp. - GDR	09/14/2009	118	128	—
LG Chem Ltd. - GDR	09/8/2009	134	234	0.1
Liberty Mutual Group Inc., 7.50%, 08/15/36	08/6/2009	263	356	0.1
Roche Holdings Inc., 6.00%, 03/01/19	05/19/2009	418	485	0.1
Societe Generale, 5.75%, 04/20/16	08/7/2008	144	163	—
Standard Chartered Bank, 6.40%, 09/26/17	12/18/2007	299	335	0.1
Sumitomo Mitsui Financial Group Inc.	01/21/2010	367	332	0.1
UniCredit SpA	09/9/2009	1,205	941	0.3
UniCredito Luxemburg Finance SA, 6.00%, 10/31/17	12/18/2007	148	156	—

		$7,728	$7,971	2.3%

JNL/Capital Guardian Global Diversified Research Fund
AXA SA	09/25/2009	$586	$435	0.1%
BNP Paribas	10/7/2008	3,719	4,253	1.1
LG Chem Ltd. - GDR	12/17/2009	2,024	3,056	0.8
Sumitomo Mitsui Financial Group Inc.	01/21/2010	2,568	2,258	0.6

		$8,897	$10,002	2.6%

JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	02/06/2007	$5,972	$6,671	1.6%

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

	Initial
	Acquisition		Ending	Percent of
	Date	Cost	Value	Net Assets

JNL/Franklin Templeton Mutual Shares Fund
Cerberus Capital Management LP	08/7/2007	$999	$595	0.1%
Cerberus Capital Management LP	08/7/2007	999	594	0.1
Cerberus Capital Management LP	08/7/2007	500	297	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/6/2007	779	464	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/6/2007	780	464	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/6/2007	390	232	—
Harrah’s Investment LP	01/16/2008	39	8	—

		$4,486	$2,654	0.5%

JNL/Franklin Templeton International Small Cap Growth Fund
Golar LNG Energy Ltd.	08/18/2009	$—	$50	—%

JNL/Goldman Sachs Emerging Markets Debt Fund
JPMorgan Chase & Co., 6.00%, 10/10/12	08/7/2009	$816	$940	0.1%

JNL/Goldman Sachs Core Plus Bond Fund
Applied Extrusion Technologies Inc.- Class B	05/5/2005	$42	$—	—%
CIT Mortgage Loan Trust REMIC, 1.26%, 10/25/37	10/11/2007	659	619	0.1
CIT Mortgage Loan Trust REMIC, 1.51%, 04/30/10	10/11/2007	700	434	0.1
CIT Mortgage Loan Trust REMIC, 1.71%, 09/25/24	10/11/2007	1,280	644	0.1
College Loan Corp. Trust, 1.65%, 03/01/42	08/26/2009	811	890	0.1
Educational Services of America Inc., 1.35%, 07/25/23	02/24/2010	1,830	1,836	0.2
El Paso Performance-Linked Trust, 7.75%, 07/15/11	07/13/2006	1,290	1,335	0.1
FDIC Structured Sale Guaranteed Notes REMIC, 0.81%, 02/25/48	03/5/2010	852	854	0.1
Federal Home Loan Mortgage Corp. REMIC, 08/15/35 (0.00% until LIBOR reaches 6.50%)	08/18/2008	—	—	—
Federal Home Loan Mortgage Corp. REMIC, 09/15/35 (0.00% until LIBOR reaches 7.00%)	05/30/2007	240	244	—
Federal Home Loan Mortgage Corp. REMIC, 04/15/37 (0.00% until LIBOR reaches 6.75%)	05/6/2007	71	69	—
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	—	1	—
Federal National Mortgage Association REMIC, 05/25/35 (0.00% until LIBOR reaches 7.00%)	08/18/2008	6	6	—
First Union National Bank Commercial Mortgage Trust REMIC, 1.06%, 05/17/32	01/8/2003	87	60	—
GSMPS Mortgage Loan Trust, 0.49%, 02/25/35	12/10/2002	120	99	—
Home Interior Gift Inc.	02/13/2006	184	—	—
Lloyds TSB Bank Plc, 6.50%, 09/14/20	09/8/2010	1,516	1,540	0.1
Merit Securities Corp. REMIC, 1.76%, 09/28/32	12/10/2002	225	214	—
NBC Universal Inc, 4.38%, 04/01/21	09/29/2010	3,674	3,720	0.4
Radnor Holdings Corp., 11.00%, 07/15/10	11/13/2003	126	—	—
Stadshypotek AB, 1.45%, 09/30/13	09/24/2010	7,199	7,211	0.7
UBS AG New Jersey-Credit Linked Note (Federative Republic of Brazil Moody’s Rating Baa3), 6.00%, 01/17/17	11/5/2007	676	534	0.1
White Mountains Re Group Inc., 6.38%, 03/20/17	05/11/2007	623	632	0.1
ZFS Finance USA Trust I, 5.88%, 05/09/32	05/4/2007	1,225	1,149	0.1

		$23,436	$22,091	2.3%

JNL/JPMorgan Mid Cap Growth Fund
Apollo Global Management LLC	11/2/2007	$2,028	$514	0.3%

JNL/JPMorgan U.S. Government & Quality Bond Fund
Banc of America Commercial Mortgage Inc. REMIC, 6.62%, 03/11/32	12/29/2006	$2,160	$2,271	0.2%
Commercial Mortgage Pass-Through Certificates REMIC, 5.45%, 07/16/34	10/9/2003	3,003	2,944	0.3
CompuCredit Acquired Portfolio Voltage Master Trust, 0.43%, 09/15/18	09/15/2006	524	472	—

		$5,687	$5,687	0.5%

JNL/Lazard Mid Cap Equity Fund
Better Place	04/23/2010	$1,015	$1,015	0.6%

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

	Initial
	Acquisition		Ending	Percent of
	Date	Cost	Value	Net Assets

JNL/PIMCO Real Return Fund
Arran Residential Mortgages Funding Plc, 2.20%, 05/16/47	09/23/2010	$1,071	$1,089	0.1%
Banc of America Large Loan Inc. REMIC, 5.70%, 06/24/50	08/26/2010	1,207	1,213	0.1
Gracechurch Mortgage Financing Plc, 0.43%, 11/20/56	08/24/2010	466	467	—
Nautique Funding Ltd.- Series 2006-1A, 0.78%, 04/15/20	09/8/2010	432	431	—
New York Life Investment Management Flatiron CLO Ltd., 0.64%, 08/08/20	08/12/2010	465	463	—
RBSCF Trust REMIC, 6.22%, 12/16/49	09/27/2010	1,858	1,875	0.1
Racers Trust, 0.52%, 07/25/17	06/8/2010	953	974	0.1
Symphony CLO Ltd., 0.62%, 05/15/19	06/28/2010	2,021	2,015	0.1
Vornado DP LLC, 4.00%, 09/13/20	08/11/2010	4,702	4,732	0.3
Wood Street CLO BV, 1.39%, 03/29/21	08/25/2010	683	731	0.1

		$13,858	$13,990	0.9%

JNL/PIMCO Total Return Bond Fund
Arran Residential Mortgages Funding Plc, 2.20%, 05/16/47	09/23/2010	$2,410	$2,451	0.1%
Banco Nac De Desen Econo, 4.13%, 09/15/17	09/10/2010	1,262	1,357	—
DG Funding Trust, 2.78% (callable at 10,000 beginning 06/30/10)	11/10/2003	4,427	3,226	0.1
Northern Rock Plc, 5.63%, 06/22/17	06/8/2009	14,002	16,963	0.5
Santander US Debt SA Unipersonal, 2.99%, 10/07/13	09/28/2010	8,800	8,784	0.3

		$30,901	$32,781	1.1%

JNL/PPM America High Yield Bond Fund
American General Finance Corp., Term Loan, 7.25%, 04/16/15	04/20/2010	$2,410	$2,461	0.3%
Applied Extrusion Technologies Inc.- Class B	05/5/2005	63	—	—
Home Interior Gift Inc.	02/22/2006	174	—	—
Manitoba Telecom Services Inc.	06/10/2005	—	14	—
Newsday Secured, Term Loan, 10.50%, 08/01/13	12/2/2009	2,088	2,136	0.3
Newsday Secured, Term Loan, 10.50%, 12/31/49	07/15/2008	800	863	0.1
Radnor Holdings Corp., 11.00%, 07/15/10	11/14/2003	100	—	—
Smurfit Kappa Group, Term Loan, 6.75%, 02/10/16	02/11/2010	2,773	2,819	0.3
Texas Competitive Electric Holdings Co. LLC, 3.76%, 06/30/11	10/30/2008	3,683	3,051	0.4
Wolseley Plc - Private Placement, 5.32%, 11/17/20	08/31/2009	1,428	1,878	0.2

		$13,519	$13,222	1.6%

JNL/T.Rowe Price Short-Term Bond Fund
Allegheny Energy Supply, 8.25%, 04/15/12	09/30/2010	$966	$961	0.1%
BAT International Finance Plc, 8.13%, 11/15/13	02/17/2010	3,393	3,474	0.4
Banco Bradesco SA, 4.10%, 03/23/15	03/16/2010	1,115	1,137	0.1
Federal Home Loan Mortgage Corp. REMIC, 03/15/37 (0.00% until LIBOR reaches 7.25%)	09/5/2008	18	19	—
Federal National Mortgage Association REMIC, 2.70%, 08/25/35	07/6/2006	27	—	—
T. Rowe Price Term Asset-Backed Securities Loan Facility	10/16/2009	2,836	3,334	0.4

		$8,355	$8,925	1.0%

Sub-Adviser Affiliates - The following sub-advisers are affiliates of Jackson National Asset Management, LLC (“Advisor” or “JNAM”) to certain Funds. PPM America, Inc. serves as sub-adviser for JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund and JNL/PPM America Value Equity Fund. Prudential Asset Management (Singapore) Limited serves as sub-adviser for JNL/PAM Asia ex-Japan Fund and JNL/PAM China-India Fund. M&G Investment Management Limited serves as sub-adviser for JNL/M&G Global Basics Fund and JNL/M&G Global Leaders Fund.
Investments in Affiliates - At September 30, 2010, certain Funds invested in money market funds, which are managed by the Adviser or an affiliate of the Funds. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. In addition, JPMorgan Chase Bank, N.A. (“JPMorgan Chase” or “Custodian”) is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the sub-adviser. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC and Securities Lending Liquidating Fund LLC. The JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund and JNL/S&P Disciplined Growth Fund invested solely in the Class A shares of other affiliated Funds of the Trust and the JNL Variable Funds LLC. The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent Company of Jackson National Life

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

Insurance Company®. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. The JNL/Mellon Capital Management S&P 500 Index Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s sub-adviser. The JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund and JNL/T. Rowe Price Value Fund invested in T. Rowe Price Reserves Investment Fund; JNL/T. Rowe Price Value Fund invested in T. Rowe Price Institutional Floating Rate Fund; and JNL/T. Rowe Price Short-Term Bond Fund invested in T. Rowe Price Term Asset-Backed Securities Loan Facility, LLC which are affiliates of each Fund’s sub-adviser. The following table details each Fund’s long-term investments in affiliates held at September 30, 2010.

	Beginning		Sales	Dividend	Realized	Ending
Affiliate	Value	Purchases	Proceeds	Income	Gain (Loss)	Value

Bank of New York Mellon Corp.	$3,008	$816	$35	$32	$(2)	$3,538
Prudential plc	1,858	442	-	66	-	2,298
T. Rowe Price Institutional Floating Rate Fund	8,104	236	4,221	273	818	4,296
T. Rowe Price Term Asset-Backed Securities Loan Facility	1,702	6,187	5,241	127	188	3,334
The following table details cash management investments in affiliates held at September 30, 2010. Purchase and sales proceeds are not shown for these investments. There was no realized gain or loss relating to transactions in these investments during the period ended September 30, 2010.

	JNL Money Market Fund
	Beginning	Ending	Dividend
Fund	Amortized Cost	Amortized Cost	Income

JNL/AIM International Growth Fund	$36,147	$26,545	$12
JNL/AIM Large Cap Growth Fund	17,262	62,390	20
JNL/AIM Global Real Estate Fund	8,814	17,090	4
JNL/AIM Small Cap Growth Fund	4,526	5,549	2
JNL/Capital Guardian Global Balanced Fund	13,868	10,777	4
JNL/Capital Guardian Global Diversified Research Fund	18,355	9,933	4
JNL/Capital Guardian U.S. Growth Equity Fund	14,662	44,506	13
JNL/Credit Suisse Commodity Securities Fund	9,840	228,184	4
JNL/Credit Suisse Long/Short Fund	4,692	2,422	1
JNL/Eagle Core Equity Fund	4,732	15,682	4
JNL/Eagle SmallCap Equity Fund	3,885	7,686	3
JNL/Franklin Templeton Global Growth Fund	25,086	21,904	10
JNL/Franklin Templeton Income Fund	90,379	87,216	24
JNL/Franklin Templeton International Small Cap Growth Fund	13,149	6,249	5
JNL/Franklin Templeton Mutual Shares Fund	50,580	39,448	19
JNL/Franklin Templeton Small Cap Value Fund	17,414	10,044	7
JNL/Goldman Sachs Core Plus Bond Fund	79,220	213,619	61
JNL/Goldman Sachs Emerging Markets Debt Fund	44,096	105,558	31
JNL/Goldman Sachs Mid Cap Value Fund	12,147	18,657	5
JNL/Ivy Asset Strategy Fund	29,184	96,546	25
JNL/JPMorgan International Value Fund	14,166	11,003	4
JNL/JPMorgan MidCap Growth Fund	5,286	6,569	2
JNL/JPMorgan U.S. Government & Quality Bond Fund	19,879	44,660	27
JNL/Lazard Emerging Markets Fund	46,043	84,324	17
JNL/Lazard Mid Cap Equity Fund	4,587	7,800	2
JNL/M&G Global Basics Fund	1,114	3,215	2
JNL/M&G Global Leaders Fund	846	2,103	-
JNL/Mellon Capital Management European 30 Fund	268	177	-
JNL/Mellon Capital Management Pacific Rim 30 Fund	367	-	-
JNL/Mellon Capital Management S&P 500 Index Fund	29,658	54,356	10
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	7,170	20,243	5
JNL/Mellon Capital Management Small Cap Index Fund	14,720	9,196	4
JNL/Mellon Capital Management International Index Fund	15,534	21,445	6
JNL/Mellon Capital Management Bond Index Fund	26,989	40,409	14
JNL/Mellon Capital Management Global Alpha Fund	6,240	5,524	3
JNL/Oppenheimer Global Growth Fund	6,887	4,813	3
JNL/PAM Asia ex-Japan Fund	2,890	4,472	1
JNL/PAM China-India Fund	8,553	13,222	3
JNL/PIMCO Real Return Fund	963	230	2
JNL/PIMCO Total Return Bond Fund	4,480	49,441	6
JNL/PPM America High Yield Bond Fund	27,030	42,250	15
JNL/PPM America Mid Cap Value Fund	381	56	-
JNL/PPM America Small Cap Value Fund	126	-	-
JNL/PPM America Value Equity Fund	702	457	-
JNL/Red Rocks Listed Private Equity Fund	6,305	20,942	3
JNL/S&P Competitive Advantage Fund	648	2,459	-
JNL/S&P Dividend Income & Growth Fund	1,254	6,112	1
JNL/S&P Intrinsic Value Fund	2,119	3,789	1
JNL/S&P Total Yield Fund	616	2,134	-
JNL/Select Balanced Fund	39,129	92,460	29

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

	JNL Money Market Fund
	Beginning	Ending	Dividend
Fund	Amortized Cost	Amortized Cost	Income

JNL/Select Value Fund	22,516	23,248	9
JNL/T. Rowe Price Established Growth Fund	2,905	179	1
JNL/T. Rowe Price Mid-Cap Growth Fund	4,417	3,977	2
JNL/T. Rowe Price Short-Term Bond Fund	3,374	4,019	2
JNL/T. Rowe Price Value Fund	9,543	2,039	1

	T. Rowe Price Reserves Investment Fund
	Beginning	Ending	Dividend
Fund	Amortized Cost	Amortized Cost	Income

JNL/T. Rowe Price Established Growth Fund	$5,950	$14,452	$21
JNL/T. Rowe Price Mid-Cap Growth Fund	42,725	59,671	101
JNL/T. Rowe Price Short-Term Bond Fund	23,791	19,205	69
JNL/T. Rowe Price Value Fund	16,472	10,163	28
Unfunded Loan Commitments - A Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedules of Investments. The following table details unfunded loan commitments at September 30, 2010.

Unfunded
JNL/Franklin Templeton Mutual Shares Fund	Commitment
Cerberus Capital Management LP, 12.00%, 07/31/14	$36
Realogy Corp., Term Loan, 2.50%, 10/10/13	576

$612

Securities Lending and Securities Lending Collateral – A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income. The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction. The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked to market daily. Any shortfalls are adjusted the next business day. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
JPM Chase serves as custodian and securities lending agent to the Trust. The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, each a limited liability company sponsored by the Adviser. As the assets in the Securities Lending Liquidating Fund LLC mature or are liquidated, the proceeds are invested in the Securities Lending Cash Collateral Fund LLC. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the Securities and Exchange Act of 1940 (“1940 Act”), and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, as amended, which governs money market funds. The Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are not available for direct purchase by members of the public.
At September 30, 2010, the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC were valued at $1.00 per unit. Values were determined using methodologies consistent with those described below in “Security Valuation.” Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.
Security Valuation – The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the NAV per share of the applicable Master Fund determined as of the

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

close of the NYSE on each valuation date. Valuation of the investments by the Master Funds is discussed in the Master Funds’ Form N-Q, which is available on the SEC’s website at www.sec.gov. The securities lending collateral funds, which provide daily liquidity, are valued as a practical expedient at the daily reported NAV of the funds as of the close of the NYSE on each valuation date. All securities in the JNL/Select Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Commodity-linked structured notes and credit-linked notes are valued by pricing models using observable inputs or at the most recent bid quotation obtained from a broker/dealer. Options and futures contracts traded on a liquid exchange are valued at the last sales price as of the close of business on the local exchange. Options traded on an illiquid exchange are valued at the most recent bid quotation obtained from a broker/dealer. Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Adviser determines that such markets lack an appropriate level of liquidity at that time. In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange. Non-exchange traded derivatives, such as options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, non-exchange traded derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; and other data, as well as broker quotes.
Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures adopted by the Board. Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.
If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.
In January 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities are required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number.
FASB ASC Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange, investments in mutual funds or securities lending collateral valued as a practical expedient at its daily reported NAV. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities, or changes in the security’s underlying index or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are not available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2010 by valuation level.

		Assets - Securities				Liabilities - Securities

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

JNL/American Funds Blue Chip Income and Growth Fund

Investment Companies	$75,952	$-	$-	$75,952	$-	$-	$-	$-

JNL/American Funds Global Bond Fund

Investment Companies	$65,015	$-	$-	$65,015	$-	$-	$-	$-

JNL/American Funds Global Small Capitalization Fund

Investment Companies	$38,098	$-	$-	$38,098	$-	$-	$-	$-

JNL/American Funds Growth-Income Fund

Investment Companies	$84,944	$-	$-	$84,944	$-	$-	$-	$-

JNL/American Funds International Fund

Investment Companies	$59,666	$-	$-	$59,666	$-	$-	$-	$-

JNL/American Funds New World Fund

Investment Companies	$58,672	$-	$-	$58,672	$-	$-	$-	$-

JNL Institutional Alt 20 Fund

Investment Companies	$486,436	$-	$-	$486,436	$-	$-	$-	$-

JNL Institutional Alt 35 Fund

Investment Companies	$703,097	$-	$-	$703,097	$-	$-	$-	$-

JNL Institutional Alt 50 Fund

Investment Companies	$828,314	$-	$-	$828,314	$-	$-	$-	$-

JNL Institutional Alt 65 Fund

Investment Companies	$531,351	$-	$-	$531,351	$-	$-	$-	$-

JNL/AIM International Growth Fund

Common Stocks	$486,057	$-	$-	$486,057	$-	$-	$-	$-

Rights	83	-	-	83	-	-	-	-

Non-U.S. Government Agency ABS	-	61	-	61	-	-	-	-

Short Term Securities	60,963	-	-	60,963	-	-	-	-

Fund Total	$547,103	$61	$-	$547,164	$-	$-	$-	$-

JNL/AIM Large Cap Growth Fund

Common Stocks	$696,758	$-	$-	$696,758	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	26	-	26	-	-	-	-

Short Term Securities	74,021	-	-	74,021	-	-	-	-

Fund Total	$770,779	$26	$-	$770,805	$-	$-	$-	$-

JNL/AIM Global Real Estate Fund

Common Stocks	$541,391	$-	$-	$541,391	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	56	-	56	-	-	-	-

Short Term Securities	57,966	-	-	57,966	-	-	-	-

Fund Total	$599,357	$56	$-	$599,413	$-	$-	$-	$-

JNL/AIM Small Cap Growth Fund

Common Stocks	$117,906	$-	$-	$117,906	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	15	-	15	-	-	-	-

Short Term Securities	20,647	-	-	20,647	-	-	-	-

Fund Total	$138,553	$15	$-	$138,568	$-	$-	$-	$-

JNL/Capital Guardian Global Balanced Fund

Common Stocks	$215,613	$362	$-	$215,975	$-	$-	$-	$-

Preferred Stocks	1,281	-	-	1,281	-	-	-	-

Non-U.S. Government Agency ABS	-	43	-	43	-	-	-	-

Corporate Bond and Notes	-	18,545	-	18,545	-	-	-	-

Government and Agency Obligations	-	83,747	377	84,124	-	-	-	-

Short Term Securities	33,289	-	-	33,289	-	-	-	-

Fund Total	$250,183	$102,697	$377	$353,257	$-	$-	$-	$-

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

		Assets - Securities				Liabilities - Securities

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

JNL/Capital Guardian Global Diversified Research Fund

Common Stocks	$370,901	$3,056	$-	$373,957	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	42	-	42	-	-	-	-

Corporate Bond and Notes	-	333	-	333	-	-	-	-

Short Term Securities	22,691	-	-	22,691	-	-	-	-

Fund Total	$393,592	$3,431	$-	$397,023	$-	$-	$-	$-

JNL/Capital Guardian U.S. Growth Equity Fund

Common Stocks	$678,070	$-	$-	$678,070	$-	$-	$-	$-

Investment Companies	18,642	-	-	18,642	-	-	-	-

Non-U.S. Government Agency ABS	-	54	-	54	-	-	-	-

Short Term Securities	69,047	-	-	69,047	-	-	-	-

Fund Total	$765,759	$54	$-	$765,813	$-	$-	$-	$-

JNL/Credit Suisse Commodity Securities Fund

Common Stocks	$330,791	$-	$-	$330,791	$-	$-	$-	$-

Investment Companies	44,475	-	-	44,475	-	-	-	-

Non-U.S. Government Agency ABS	-	16	-	16	-	-	-	-

Commodity Indexed Structured Notes	-	129,072	10,355	139,427	-	-	-	-

Short Term Securities	230,753	-	-	230,753	-	-	-	-

Fund Total	$606,019	$129,088	$10,355	$745,462	$-	$-	$-	$-

JNL/Credit Suisse Long/Short Fund

Common Stocks	$137,599	$-	$-	$137,599	$(34,148)	$-	$-	$(34,148)

Short Term Securities	2,422	-	-	2,422	-	-	-	-

Fund Total	$140,021	$-	$-	$140,021	$(34,148)	$-	$-	$(34,148)

JNL/Eagle Core Equity Fund

Common Stocks	$153,372	$-	$-	$153,372	$-	$-	$-	$-

Investment Companies	5,084	-	-	5,084	-	-	-	-

Short Term Securities	15,682	-	-	15,682	-	-	-	-

Fund Total	$174,138	$-	$-	$174,138	$-	$-	$-	$-

JNL/Eagle SmallCap Equity Fund

Common Stocks	$376,089	$-	$-	$376,089	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	66	-	66	-	-	-	-

Short Term Securities	43,286	-	-	43,286	-	-	-	-

Fund Total	$419,375	$66	$-	$419,441	$-	$-	$-	$-

JNL/Franklin Templeton Founding Strategy Fund

Investment Companies	$956,911	$-	$-	$956,911	$-	$-	$-	$-

JNL/Franklin Templeton Global Growth Fund

Common Stocks	$405,716	$-	$-	$405,716	$-	$-	$-	$-

Rights	87	-	-	87	-	-	-	-

Non-U.S. Government Agency ABS	-	27	-	27	-	-	-	-

Short Term Securities	28,470	-	-	28,470	-	-	-	-

Fund Total	$434,273	$27	$-	$434,300	$-	$-	$-	$-

JNL/Franklin Templeton Income Fund

Common Stocks	$304,413	$-	$-	$304,413	$-	$-	$-	$-

Preferred Stocks	11,437	26,963	2,086	40,486	-	-	-	-

Warrants	160	-	-	160	-	-	-	-

Non-U.S. Government Agency ABS	-	994	-	994	-	-	-	-

Corporate Bond and Notes	-	527,548	9	527,557	-	-	-	-

Government and Agency Obligations	-	2,680	-	2,680	-	-	-	-

Short Term Securities	242,671	-	-	242,671	-	-	-	-

Fund Total	$558,681	$558,185	$2,095	$1,118,961	$-	$-	$-	$-

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

		Assets - Securities				Liabilities - Securities

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

JNL/Franklin Templeton International Small Cap Growth Fund

Common Stocks	$173,179	$-	$-	$173,179	$-	$-	$-	$-

Rights	-	50	-	50	-	-	-	-

Non-U.S. Government Agency ABS	-	11	-	11	-	-	-	-

Short Term Securities	19,645	-	-	19,645	-	-	-	-

Fund Total	$192,824	$61	$-	$192,885	$-	$-	$-	$-

JNL/Franklin Templeton Mutual Shares Fund

Common Stocks	$455,600	$8	$4,119	$459,727	$-	$-	$-	$-

Preferred Stocks	5,928	-	-	5,928	-	-	-	-

Corporate Bond and Notes[1]	-	21,909	1,138	23,047	-	(20)	(15)	(35)

Short Term Securities	46,880	-	-	46,880	-	-	-	-

Fund Total	$508,408	$21,917	$5,257	$535,582	$-	$(20)	$(15)	$(35)

JNL/Franklin Templeton Small Cap Value Fund

Common Stocks	$219,880	$-	$-	$219,880	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	33	-	33	-	-	-	-

Short Term Securities	16,961	-	-	16,961	-	-	-	-

Fund Total	$236,841	$33	$-	$236,874	$-	$-	$-	$-

JNL/Goldman Sachs Core Plus Bond Fund

Non-U.S. Government Agency ABS	$-	$94,301	$-	$94,301	$-	$-	$-	$-

Corporate Bond and Notes	-	348,663	-	348,663	-	-	-	-

Government and Agency Obligations	-	549,508	-	549,508	-	(3,121)	-	(3,121)

Short Term Securities	264,517	-	-	264,517	-	-	-	-

Fund Total	$264,517	$992,472	$-	$1,256,989	$-	$(3,121)	$-	$(3,121)

JNL/Goldman Sachs Emerging Markets Debt Fund

Corporate Bond and Notes	$-	$24,787	$24,823	$49,610	$-	$-	$-	$-

Government and Agency Obligations	-	447,930	-	447,930	-	-	-	-

Short Term Securities	105,558	4,133	-	109,691	-	-	-	-

Fund Total	$105,558	$476,850	$24,823	$607,231	$-	$-	$-	$-

JNL/Goldman Sachs Mid Cap Value Fund

Common Stocks	$400,912	$-	$-	$400,912	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	21	-	21	-	-	-	-

Short Term Securities	36,250	-	-	36,250	-	-	-	-

Fund Total	$437,162	$21	$-	$437,183	$-	$-	$-	$-

JNL/Ivy Asset Strategy Fund

Common Stocks	$520,189	$9,776	$-	$529,965	$-	$-	$-	$-

Preferred Stocks	28,582	-	-	28,582	-	-	-	-

Options	2,499	-	404	2,903	-	-	-	-

Precious Metals	90,952	-	-	90,952	-	-	-	-

Short Term Securities	96,546	-	-	96,546	-	-	-	-

Fund Total	$738,768	$9,776	$404	$748,948	$-	$-	$-	$-

JNL/JPMorgan International Value Fund

Common Stocks	$530,940	$-	$-	$530,940	$-	$-	$-	$-

Preferred Stocks	7,765	-	-	7,765	-	-	-	-

Rights	136	-	-	136	-	-	-	-

Non-U.S. Government Agency ABS	-	89	-	89	-	-	-	-

Short Term Securities	31,371	-	-	31,371	-	-	-	-

Fund Total	$570,212	$89	$-	$570,301	$-	$-	$-	$-

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

		Assets - Securities				Liabilities - Securities

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

JNL/JPMorgan MidCap Growth Fund

Common Stocks	$183,818	$514	$-	$184,332	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	24	-	24	-	-	-	-

Short Term Securities	23,026	-	-	23,026	-	-	-	-

Fund Total	$206,844	$538	$-	$207,382	$-	$-	$-	$-

JNL/JPMorgan U.S. Government & Quality Bond Fund

Non-U.S. Government Agency ABS	$-	$28,365	$-	$28,365	$-	$-	$-	$-

Corporate Bond and Notes	-	6,729	-	6,729	-	-	-	-

Government and Agency Obligations	-	889,861	-	889,861	-	-	-	-

Short Term Securities	78,720	-	-	78,720	-	-	-	-

Fund Total	$78,720	$924,955	$-	$1,003,675	$-	$-	$-	$-

JNL/Lazard Emerging Markets Fund

Common Stocks	$1,014,785	$16,073	$-	$1,030,858	$-	$-	$-	$-

Preferred Stocks	36,959	-	-	36,959	-	-	-	-

Non-U.S. Government Agency ABS	-	40	-	40	-	-	-	-

Short Term Securities	158,883	-	-	158,883	-	-	-	-

Fund Total	$1,210,627	$16,113	$-	$1,226,740	$-	$-	$-	$-

JNL/Lazard Mid Cap Equity Fund

Common Stocks	$168,874	$-	$-	$168,874	$-	$-	$-	$-

Preferred Stocks	-	-	1,015	1,015	-	-	-	-

Non-U.S. Government Agency ABS	-	27	-	27	-	-	-	-

Short Term Securities	12,801	-	-	12,801	-	-	-	-

Fund Total	$181,675	$27	$1,015	$182,717	$-	$-	$-	$-

JNL/M&G Global Basics Fund

Common Stocks	$149,500	$-	$94	$149,594	$-	$-	$-	$-

Preferred Stocks	153	-	-	153	-	-	-	-

Short Term Securities	17,901	-	-	17,901	-	-	-	-

Fund Total	$167,554	$-	$94	$167,648	$-	$-	$-	$-

JNL/M&G Global Leaders Fund

Common Stocks	$26,099	$-	$-	$26,099	$-	$-	$-	$-

Preferred Stocks	649	-	-	649	-	-	-	-

Short Term Securities	3,014	-	-	3,014	-	-	-	-

Fund Total	$29,762	$-	$-	$29,762	$-	$-	$-	$-

JNL/Mellon Capital Management 10 X 10 Fund

Investment Companies	$223,740	$-	$-	$223,740	$-	$-	$-	$-

JNL/Mellon Capital Management Index 5 Fund

Investment Companies	$282,740	$-	$-	$282,740	$-	$-	$-	$-

JNL/Mellon Capital Management European 30 Fund

Common Stocks	$15,306	$-	$-	$15,306	$-	$-	$-	$-

Short Term Securities	783	-	-	783	-	-	-	-

Fund Total	$16,089	$-	$-	$16,089	$-	$-	$-	$-

JNL/Mellon Capital Management Pacific Rim 30 Fund

Common Stocks	$31,687	$-	$-	$31,687	$-	$-	$-	$-

Short Term Securities	2,828	-	-	2,828	-	-	-	-

Fund Total	$34,515	$-	$-	$34,515	$-	$-	$-	$-

JNL/Mellon Capital Management S&P 500 Index Fund

Common Stocks	$1,153,370	$-	$-	$1,153,370	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	47	-	47	-	-	-	-

Short Term Securities	70,591	1,010	-	71,601	-	-	-	-

Fund Total	$1,223,961	$1,057	$-	$1,225,018	$-	$-	$-	$-

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

		Assets - Securities				Liabilities - Securities

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

Common Stocks	$544,733	$-	$-	$544,733	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	114	-	114	-	-	-	-

Short Term Securities	64,259	1,785	-	66,044	-	-	-	-

Fund Total	$608,992	$1,899	$-	$610,891	$-	$-	$-	$-

JNL/Mellon Capital Management Small Cap Index Fund

Common Stocks	$578,739	$-	$-	$578,739	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	136	-	136	-	-	-	-

Short Term Securities	98,800	745	-	99,545	-	-	-	-

Fund Total	$677,539	$881	$-	$678,420	$-	$-	$-	$-

JNL/Mellon Capital Management International Index Fund

Common Stocks	$910,822	$7,523	$-	$918,345	$-	$-	$-	$-

Preferred Stocks	5,310	-	-	5,310	-	-	-	-

Rights	414	-	-	414	-	-	-	-

Non-U.S. Government Agency ABS	-	88	-	88	-	-	-	-

Short Term Securities	90,982	1,604	-	92,586	-	-	-	-

Fund Total	$1,007,528	$9,215	$-	$1,016,743	$-	$-	$-	$-

JNL/Mellon Capital Management Bond Index Fund

Non-U.S. Government Agency ABS	$-	$40,306	$-	$40,306	$-	$-	$-	$-

Corporate Bond and Notes	-	260,392	-	260,392	-	-	-	-

Government and Agency Obligations	-	909,232	-	909,232	-	-	-	-

Short Term Securities	140,409	-	-	140,409	-	-	-	-

Fund Total	$140,409	$1,209,930	$-	$1,350,339	$-	$-	$-	$-

JNL/Mellon Capital Management Global Alpha Fund

Short Term Securities	$5,524	$153,563	$-	$159,087	$-	$-	$-	$-

JNL/Oppenheimer Global Growth Fund

Common Stocks	$345,651	$-	$-	$345,651	$-	$-	$-	$-

Preferred Stocks	3,782	-	-	3,782	-	-	-	-

Non-U.S. Government Agency ABS	-	39	-	39	-	-	-	-

Short Term Securities	26,831	-	-	26,831	-	-	-	-

Fund Total	$376,264	$39	$-	$376,303	$-	$-	$-	$-

JNL/PAM Asia ex-Japan Fund

Common Stocks	$117,132	$-	$-	$117,132	$-	$-	$-	$-

Warrants	22	-	-	22	-	-	-	-

Non-U.S. Government Agency ABS	-	1	-	1	-	-	-	-

Short Term Securities	9,469	-	-	9,469	-	-	-	-

Fund Total	$126,623	$1	$-	$126,624	$-	$-	$-	$-

JNL/PAM China-India Fund

Common Stocks	$289,125	$-	$-	$289,125	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	2	-	2	-	-	-	-

Short Term Securities	37,961	-	-	37,961	-	-	-	-

Fund Total	$327,086	$2	$-	$327,088	$-	$-	$-	$-

JNL/PIMCO Real Return Fund

Non-U.S. Government Agency ABS	$-	$150,378	$19,885	$170,263	$-	$-	$-	$-

Corporate Bond and Notes	-	442,959	-	442,959	-	-	-	-

Government and Agency Obligations	-	1,730,136	-	1,730,136	-	(4,677)	-	(4,677)

Preferred Stocks	503	-	-	503	-	-	-	-

Short Term Securities	47,314	834,649	-	881,963	-	-	-	-

Fund Total	$47,817	$3,158,122	$19,885	$3,225,824	$-	$(4,677)	$-	$(4,677)

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

		Assets - Securities				Liabilities - Securities

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

JNL/PIMCO Total Return Bond Fund

Non-U.S. Government Agency ABS	$-	$193,175	$8,986	$202,161	$-	$-	$-	$-

Corporate Bond and Notes	-	916,382	-	916,382	-	-	-	-

Government and Agency Obligations	-	2,364,851	180	2,365,031	-	-	-	-

Preferred Stocks	-	1,380	3,226	4,606	-	-	-	-

Short Term Securities	587,636	376,521	-	964,157	-	-	-	-

Fund Total	$587,636	$3,852,309	$12,392	$4,452,337	$-	$-	$-	$-

JNL/PPM America High Yield Bond Fund

Non-U.S. Government Agency ABS	$-	$35,572	$-	$35,572	$-	$-	$-	$-

Corporate Bond and Notes	-	719,945	1,878	721,823	-	-	-	-

Common Stocks	13,525	-	-	13,525	-	-	-	-

Preferred Stocks	533	930	-	1,463	-	-	-	-

Investment Companies	6,105	-	-	6,105	-	-	-	-

Short Term Securities	277,369	-	-	277,369	-	-	-	-

Fund Total	$297,532	$756,447	$1,878	$1,055,857	$-	$-	$-	$-

JNL/PPM America Mid Cap Value Fund

Common Stocks	$57,459	$-	$-	$57,459	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	1	-	1	-	-	-	-

Short Term Securities	3,109	-	-	3,109	-	-	-	-

Fund Total	$60,568	$1	$-	$60,569	$-	$-	$-	$-

JNL/PPM America Small Cap Value Fund

Common Stocks	$49,463	$-	$-	$49,463	$-	$-	$-	$-

Short Term Securities	5,770	-	-	5,770	-	-	-	-

Fund Total	$55,233	$-	$-	$55,233	$-	$-	$-	$-

JNL/PPM America Value Equity Fund

Common Stocks	$99,398	$-	$-	$99,398	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	17	-	17	-	-	-	-

Short Term Securities	2,797	-	-	2,797	-	-	-	-

Fund Total	$102,195	$17	$-	$102,212	$-	$-	$-	$-

JNL/Red Rocks Listed Private Equity Fund

Common Stocks	$439,829	$-	$-	$439,829	$-	$-	$-	$-

Rights	134	-	-	134	-	-	-	-

Short Term Securities	23,156	-	-	23,156	-	-	-	-

Fund Total	$463,119	$-	$-	$463,119	$-	$-	$-	$-

JNL/S&P Managed Conservative Fund

Investment Companies	$889,996	$-	$-	$889,996	$-	$-	$-	$-

JNL/S&P Managed Moderate Fund

Investment Companies	$1,462,010	$-	$-	$1,462,010	$-	$-	$-	$-

JNL/S&P Managed Moderate Growth Fund

Investment Companies	$2,456,690	$-	$-	$2,456,690	$-	$-	$-	$-

JNL/S&P Managed Growth Fund

Investment Companies	$1,838,562	$-	$-	$1,838,562	$-	$-	$-	$-

JNL/S&P Managed Aggressive Growth Fund

Investment Companies	$686,295	$-	$-	$686,295	$-	$-	$-	$-

JNL/S&P Disciplined Moderate Fund

Investment Companies	$292,440	$-	$-	$292,440	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	1	-	1	-	-	-	-

Fund Total	$292,440	$1	$-	$292,441	$-	$-	$-	$-

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

		Assets - Securities				Liabilities - Securities

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

JNL/S&P Disciplined Moderate Growth Fund

Investment Companies	$312,274	$-	$-	$312,274	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	1	-	1	-	-	-	-

Fund Total	$312,274	$1	$-	$312,275	$-	$-	$-	$-

JNL/S&P Disciplined Growth Fund

Investment Companies	$110,561	$-	$-	$110,561	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	1	-	1	-	-	-	-

Fund Total	$110,561	$1	$-	$110,562	$-	$-	$-	$-

JNL/S&P Competitive Advantage Fund

Common Stocks	$261,728	$-	$-	$261,728	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	16	-	16	-	-	-	-

Short Term Securities	13,772	-	-	13,772	-	-	-	-

Fund Total	$275,500	$16	$-	$275,516	$-	$-	$-	$-

JNL/S&P Dividend Income & Growth Fund

Common Stocks	$357,405	$-	$-	$357,405	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	16	-	16	-	-	-	-

Short Term Securities	28,215	-	-	28,215	-	-	-	-

Fund Total	$385,620	$16	$-	$385,636	$-	$-	$-	$-

JNL/S&P Intrinsic Value Fund

Common Stocks	$284,955	$-	$-	$284,955	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	29	-	29	-	-	-	-

Short Term Securities	6,602	-	-	6,602	-	-	-	-

Fund Total	$291,557	$29	$-	$291,586	$-	$-	$-	$-

JNL/S&P Total Yield Fund

Common Stocks	$241,950	$-	$-	$241,950	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	38	-	38	-	-	-	-

Short Term Securities	25,320	-	-	25,320	-	-	-	-

Fund Total	$267,270	$38	$-	$267,308	$-	$-	$-	$-

JNL/S&P 4 Fund

Investment Companies	$751,674	$-	$-	$751,674	$-	$-	$-	$-

JNL/Select Balanced Fund

Common Stocks	$712,571	$-	$-	$712,571	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	12,791	594	13,385	-	-	-	-

Corporate Bond and Notes	-	100,744	-	100,744	-	-	-	-

Government and Agency Obligations	-	240,793	-	240,793	-	-	-	-

Short Term Securities	124,123	-	-	124,123	-	-	-	-

Fund Total	$836,694	$354,328	$594	$1,191,616	$-	$-	$-	$-

JNL/Select Money Market Fund

Corporate Bond and Notes	$-	$7,800	$-	$7,800	$-	$-	$-	$-

Short Term Securities	28	747,065	-	747,093	-	-	-	-

Fund Total	$28	$754,865	$-	$754,893	$-	$-	$-	$-

JNL/Select Value Fund

Common Stocks	$956,404	$-	$-	$956,404	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	32	-	32	-	-	-	-

Short Term Securities	29,174	-	-	29,174	-	-	-	-

Fund Total	$985,578	$32	$-	$985,610	$-	$-	$-	$-

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

		Assets - Securities				Liabilities - Securities

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

JNL/T. Rowe Price Established Growth Fund

Common Stocks	$1,273,625	$-	$-	$1,273,625	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	90	-	90	-	-	-	-

Short Term Securities	59,564	-	-	59,564	-	-	-	-

Fund Total	$1,333,189	$90	$-	$1,333,279	$-	$-	$-	$-

JNL/T. Rowe Price Mid-Cap Growth Fund

Common Stocks	$1,058,816	$-	$-	$1,058,816	$-	$-	$-	$-

Non-U.S. Government Agency ABS	-	121	-	121	-	-	-	-

Short Term Securities	149,681	-	-	149,681	-	-	-	-

Fund Total	$1,208,497	$121	$-	$1,208,618	$-	$-	$-	$-

JNL/T. Rowe Price Short-Term Bond Fund

Non-U.S. Government Agency ABS	$-	$107,473	$3,699	$111,172	$-	$-	$-	$-

Corporate Bond and Notes	-	432,837	2,710	435,547	-	-	-	-

Government and Agency Obligations	-	245,857	-	245,857	-	-	-	-

Investment Companies	-	-	3,334	3,334	-	-	-	-

Short Term Securities	31,466	861	-	32,327	-	-	-	-

Fund Total	$31,466	$787,028	$9,743	$828,237	$-	$-	$-	$-

JNL/T. Rowe Price Value Fund

Common Stocks	$920,114	$-	$-	$920,114	$-	$-	$-	$-

Preferred Stocks	5,056	6,981	-	12,037	-	-	-	-

Investment Companies	4,296	-	-	4,296	-	-	-	-

Non-U.S. Government Agency ABS	-	57	-	57	-	-	-	-

Corporate Bond and Notes	-	1,599	-	1,599	-	-	-	-

Short Term Securities	28,495	-	-	28,495	-	-	-	-

Fund Total	$957,961	$8,637	$-	$966,598	$-	$-	$-	$-

	Assets - Other Financial Instruments[2]				Liabilities - Other Financial Instruments[2]

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

JNL/AIM Global Real Estate Fund

Open Forward Foreign Currency Contracts	$-	$-	$-	$-	$-	$(1)	$-	$(1)

JNL/Capital Guardian Global Balanced Fund

Open Forward Foreign Currency Contracts	$-	$104	$-	$104	$-	$(410)	$-	$(410)

JNL/Capital Guardian Global Diversified Research Fund

Open Forward Foreign Currency Contracts	$-	$-	$-	$-	$-	$(5)	$-	$(5)

JNL/Franklin Templeton Mutual Shares Fund

Open Forward Foreign Currency Contracts	$-	$116	$-	$116	$-	$(5,309)	$-	$(5,309)

JNL/Goldman Sachs Core Plus Bond Fund

Open Futures Contracts	$1,341	$-	$-	$1,341	$(557)	$-	$-	$(557)

Open Forward Foreign Currency Contracts	-	1,402	-	1,402	-	(2,113)	-	(2,113)

Interest Rate Swap Agreements	-	5,893	-	5,893	-	(6,343)	-	(6,343)

Credit Default Swap Agreements	-	16	-	16	-	(51)	-	(51)

Fund Total	$1,341	$7,311	$-	$8,652	$(557)	$(8,507)	$-	$(9,064)

JNL/Goldman Sachs Emerging Markets Debt Fund

Open Forward Foreign Currency Contracts	$-	$12,004	$-	$12,004	$-	$(8,643)	$-	$(8,643)

Interest Rate Swap Agreements	-	4,159	-	4,159	-	(448)	-	(448)

Total Return Swap Agreements	-	-	446	446	-	(167)	-	(167)

Fund Total	$-	$16,163	$446	$16,609	$-	$(9,258)	$-	$(9,258)

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

	Assets - Other Financial Instruments[2]				Liabilities - Other Financial Instruments[2]

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

JNL/Ivy Asset Strategy Fund

Written Options	$-	$-	$-	$-	$(605)	$-	$(40)	$(645)

Open Futures Contracts	619	-	-	619	(5,022)	-	-	(5,022)

Open Forward Foreign Currency Contracts	-	934	-	934	-	(5,286)	-	(5,286)

Fund Total	$619	$934	$-	$1,553	$(5,627)	$(5,286)	$(40)	$(10,953)

JNL/JPMorgan International Value Fund

Open Forward Foreign Currency Contracts	$-	$6,225	$-	$6,225	$-	$(3,124)	$-	$(3,124)

JNL/Lazard Emerging Markets Fund

Open Forward Foreign Currency Contracts	$-	$2	$-	$2	$-	$(2)	$-	$(2)

JNL/Mellon Capital Management S&P 500 Index Fund

Open Futures Contracts	$-	$-	$-	$-	$(27)	$-	$-	$(27)

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

Open Futures Contracts	$1,048	$-	$-	$1,048	$-	$-	$-	$-

JNL/Mellon Capital Management Small Cap Index Fund

Open Futures Contracts	$409	$-	$-	$409	$-	$-	$-	$-

JNL/Mellon Capital Management International Index Fund

Open Futures Contracts	$-	$-	$-	$-	$(249)	$-	$-	$(249)

Open Forward Foreign Currency Contracts	-	630	-	630	-	(5)	-	(5)

Fund Total	$-	$630	$-	$630	$(249)	$(5)	$-	$(254)

JNL/Mellon Capital Management Global Alpha Fund

Open Futures Contracts	$1,222	$-	$-	$1,222	$(508)	$-	$-	$(508)

Open Forward Foreign Currency Contracts	-	4,385	-	4,385	-	(3,899)	-	(3,899)

Fund Total	$1,222	$4,385	$-	$5,607	$(508)	$(3,899)	$-	$(4,407)

JNL/PIMCO Real Return Fund

Written Options	$-	$-	$-	$-	$(24)	$(3,279)	$-	$(3,303)

Open Futures Contracts	287	-	-	287	-	-	-	-

Open Forward Foreign Currency Contracts	-	1,184	-	1,184	-	(4,816)	-	(4,816)

Interest Rate Swap Agreements	-	1,941	-	1,941	-	(6)	-	(6)

Credit Default Swap Agreements	-	1,723	-	1,723	-	(86)	-	(86)

Fund Total	$287	$4,848	$-	$5,135	$(24)	$(8,187)	$-	$(8,211)

JNL/PIMCO Total Return Bond Fund

Written Options	$-	$-	$-	$-	$(155)	$(4,409)	$-	$(4,564)

Open Futures Contracts	4,072	-	-	4,072	-	-	-	-

Open Forward Foreign Currency Contracts	-	6,644	-	6,644	-	(14,439)	-	(14,439)

Interest Rate Swap Agreements	-	5,211	-	5,211	-	(288)	-	(288)

Credit Default Swap Agreements	-	967	-	967	-	(170)	-	(170)

Fund Total	$4,072	$12,822	$-	$16,894	$(155)	$(19,306)	$-	$(19,461)

JNL/T. Rowe Price Short-Term Bond Fund

Open Forward Foreign Currency Contracts	$-	$11	$-	$11	$-	$-	$-	$-
1Unfunded loan commitments in the JNL/Franklin Templeton Mutual Shares Fund are not reflected in the Schedules of Investments. Unrealized appreciation/(depreciation) is reflected as an asset/ liability in the table. See Unfunded Loan Commitments in these Notes to the Schedules of Investments.
2Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include forward foreign currency contracts, futures contracts, options written and swap agreements. All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.
The only significant transfers between Level 1 and Level 2 valuations during the period ended September 30, 2010, related to certain Fund’s using an independent statistical fair value model pricing service to value certain foreign securities as described in Security Valuation in these Notes to the Schedules of Investments. In instances when criteria constituting a significant event exists and foreign investments are valued using an independent statistical fair value pricing service, they are considered Level 2 valuations. In the absence of the existence of such criteria, the same foreign investments are generally valued using market prices from the applicable exchange and are considered Level 1 valuations. Significant event criteria

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

existed as of December 31, 2009 and therefore, certain foreign investments were valued as Level 2 valuations on that date. On September 30, 2010, significant event criteria did not exist and therefore, certain foreign investments were valued as Level 1 valuations on that date.
The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value during the period:

								Change In Unrealized
								Appreciation/
		Transfers	Transfers Out	Total Realized				(Depreciation) During
	Balance at	Into Level 3	of Level 3	and Change in			Balance at	the Period For Level 3
	Beginning	During the	During the	Unrealized			End of	Investments held at
	of Period	Period	Period	Gain/(Loss)	Purchases	(Sales)	Period	End of Period[1]

JNL/Capital Guardian Global Balanced Fund

Government and Agency Obligations	$147	$-	$-	$7	$428	$(205)	$377	$21

Fund Total Investments in Securities	$147	$-	$-	$7	$428	$(205)	$377	$21

JNL/Credit Suisse Commodity Securities Fund

Commodity Indexed Structured Note	$-	$-	$-	$355	$10,000	$-	$10,355	$355

Fund Total Investments in Securities	$-	$-	$-	$355	$10,000	$-	$10,355	$355

JNL/Franklin Templeton Income Fund

Preferred Stocks	$-	$2,414	$-	$(328)	$-	$-	$2,086	$(328)

Corporate Bond and Notes	-	14	-	(5)	-	-	9	(5)

Fund Total Investments in Securities	$-	$2,428	$-	$(333)	$-	$-	$2,095	$(333)

JNL/Franklin Templeton International Small Cap Growth Fund

Common Stocks	$12	$-	$-	$59	$-	$(71)	$-	$-

Fund Total Investments in Securities	$12	$-	$-	$59	$-	$(71)	$-	$-

JNL/Franklin Templeton Mutual Shares Fund

Common Stocks	$965	$-	$-	$646	$2,508	$-	$4,119	$661

Corporate Bond and Notes	391	-	(7)	754	-	-	1,138	755

Fund Total Investments in Securities	$1,356	$-	$(7)	$1,400	$2,508	$-	$5,257	$1,416

Liabilities in Securities[2]

Corporate Bond and Notes	$-	$(28)	$-	$13	$-	$-	$(15)	$-

Fund Total Liabilities in Securities	$-	$(28)	$-	$13	$-	$-	$(15)	$-

JNL/Goldman Sachs Core Plus Bond Fund

Corporate Bond and Notes	$424	$-	$(424)	$-	$-	$-	$-	$-

Non-U.S. Government Agency ABS	1,762	-	(1,762)	-	-	-	-	-

Government and Agency Obligations	1,216	-	-	(60)	-	(1,156)	-	-

Common Stocks	9	-	-	(9)	-	-	-	-

Fund Total Investments in Securities	$3,411	$-	$(2,186)	$(69)	$-	$(1,156)	$-	$-

JNL/Goldman Sachs Emerging Markets Debt Fund

Corporate Bond and Notes	$14,512	$-	$(4,980)	$2,781	$17,300	$(4,790)	$24,823	$2,867

Fund Total Investments in Securities	$14,512	$-	$(4,980)	$2,781	$17,300	$(4,790)	$24,823	$2,867

Investments in Other Financial Instruments1

Total Return Swap Agreements	$42	$-	$-	$404	$-	$-	$446	$-

Fund Total Investments in Other

Financial Instruments	$42	$-	$-	$404	$-	$-	$446	$-

JNL/Ivy Asset Strategy Fund

Options	$-	$-	$-	$(465)	$869	$-	$404	$(465)

Fund Total Investments in Securities	$-	$-	$-	$(465)	$869	$-	$404	$(465)

Investments in Other Financial Instruments1

Written Options	$-	$-	$-	$58	$-	$(98)	$(40)	$-

Fund Total Investments in Other

Financial Instruments	$-	$-	$-	$58	$-	$(98)	$(40)	$-

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

								Change In Unrealized
								Appreciation/
								(Depreciation)
		Transfers	Transfers Out	Total Realized				During the Period
	Balance at	Into Level 3	of Level 3	and Change in			Balance at	For Level 3
	Beginning of	During the	During the	Unrealized			End of	Investments held at
	Period	Period	Period	Gain/(Loss)	Purchases	(Sales)	Period	End of Period[1]

JNL/JPMorgan MidCap Growth Fund

Common Stocks	$440	$-	$(440)	$-	$-	$-	$-	$-

Fund Total Investments in Securities	$440	$-	$(440)	$-	$-	$-	$-	$-

JNL/JPMorgan U.S. Government & Quality Bond Fund

Non-U.S. Government Agency ABS	$506	$-	$(506)	$-	$-	$-	$-	$-

Fund Total Investments in Securities	$506	$-	$(506)	$-	$-	$-	$-	$-

JNL/Lazard Emerging Markets Fund

Preferred Stocks	$5,840	$-	$(5,840)	$-	$-	$-	$-	$-

Fund Total Investments in Securities	$5,840	$-	$(5,840)	$-	$-	$-	$-	$-

JNL/Lazard Mid Cap Equity Fund

Preferred Stocks	$-	$-	$-	$-	$1,015	$-	$1,015	$-

Fund Total Investments in Securities	$-	$-	$-	$-	$1,015	$-	$1,015	$-

JNL/M&G Global Basics Fund

Common Stocks	$-	$-	$-	$2	$92	$-	$94	$2

Fund Total Investments in Securities	$-	$-	$-	$2	$92	$-	$94	$2

JNL/Mellon Capital Management International Index Fund

Common Stocks	$-	$7	$-	$(7)	$-	$-	$-	$(7)

Fund Total Investments in Securities	$-	$7	$-	$(7)	$-	$-	$-	$(7)

JNL/PIMCO Real Return Fund

Non-U.S. Government Agency ABS	$-	$-	$-	$318	$19,821	$(254)	$19,885	$326

Government and Agency Obligations	1,995	-	(1,995)	-	-	-	-	-

Fund Total Investments in Securities	$1,995	$-	$(1,995)	$318	$19,821	$(254)	$19,885	$326

JNL/PIMCO Total Return Bond Fund

Non-U.S. Government Agency ABS	$-	$-	$-	$148	$8,838	$-	$8,986	$148

Corporate Bond and Notes	149	-	(149)	-	-	-	-	-

Government and Agency Obligations	183	-	-	(1)	-	(2)	180	(1)

Preferred Stocks	3,709	-	-	(483)	-	-	3,226	(483)

Fund Total Investments in Securities	$4,041	$-	$(149)	$(336)	$8,838	$(2)	$12,392	$(336)

JNL/PPM America High Yield Bond Fund

Corporate Bond and Notes	$1,616	$-	$-	$262	$-	$-	$1,878	$262

Common Stocks	10	-	-	(10)	-	-	-	(10)

Fund Total Investments in Securities	$1,626	$-	$-	$252	$-	$-	$1,878	$252

JNL/Select Balanced Fund .

Non-U.S. Government Agency ABS	$-	$-	$-	$18	$576	$-	$594	$18

Fund Total Investments in Securities	$-	$-	$-	$18	$576	$-	$594	$18

JNL/T. Rowe Price Short-Term Bond Fund

Non-U.S. Government Agency ABS	$1,572	$-	$(1,572)	$-	$3,699	$-	$3,699	$-

Corporate Bond and Notes	-	-	-	-	2,710	-	2,710	-

Investment Companies	1,702	-	-	686	6,187	(5,241)	3,334	517

Fund Total Investments in Securities	$3,274	$-	$(1,572)	$686	$12,596	$(5,241)	$9,743	$517
1Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include forward foreign currency contracts, futures contracts, options written and swap agreements. All derivatives, except for options written are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.
2Unfunded loan commitments in the JNL/Franklin Templeton Mutual Shares Fund are not reflected in the Schedules of Investments. Unrealized appreciation/(depreciation) is reflected as an asset/liability in the table. See Unfunded Loan Commitments in these Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

FASB ASC Topic 815, “Derivatives and Hedging” – This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate, and foreign currency exchange rate risk. The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.
Options Transactions – A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A Fund may buy and sell (“write”) call and put options on securities, futures, currencies and swaps (“swaptions”) and inflation caps and floors to manage its exposure to or hedge against changes in securities prices, interest rates, foreign currencies, inflation and interest and credit default swap valuations; to generate income; or as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.
When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.
When a Fund writes a call or put option or inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current value of the option. The purpose of an inflation cap is to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price different from the current value. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.
During the period, JNL/Ivy Asset Strategy Fund used options to manage exposure to or hedge against changes in securities prices and foreign currencies. JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund used written options to manage exposure to or hedge against changes in interest rates, foreign currencies, inflation, interest and credit default swap valuations and to generate income.
Futures Contracts - A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A Fund may use futures contracts to manage its exposure to or hedge against changes in securities prices, interest rates and foreign currency rates or as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”. The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market. The Funds may also suffer a loss on futures contacts. With futures, there is minimal counterparty risk to a Fund since future contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures, guarantees the future contracts against default.
During the period, JNL/Ivy Asset Strategy Fund, JNL/ Mellon Capital Management International Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund and JNL/Mellon Capital Management Small Cap Index Fund used futures contracts as an efficient means of adjusting overall exposure to certain markets as part of their investment strategy. JNL/ Mellon Capital Management Global Alpha Fund used futures contracts as direct substitutes for developed market stock indices and government bonds. JNL/Goldman Sachs Core Plus Bond Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund used futures to manage their exposure to or hedge interest rates or as an efficient means of adjusting overall exposure to certain markets as part of their investment strategy.

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales, to minimize foreign currency exposure on portfolio securities denominated in foreign currencies or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and change in value is recorded by a Fund as unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably.
During the period, JNL/AIM Global Real Estate Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL Goldman Sachs Emerging Markets Debt Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management International Index Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund entered into forward foreign currency contracts to minimize foreign currency exposure on portfolio securities denominated in foreign currencies and as part of their investment strategy. JNL/ Mellon Capital Management Global Alpha Fund entered into forward foreign currency contracts as direct substitutes for investment in certain currencies. JNL/T.Rowe Price Short-Term Bond Fund entered into forward foreign currency contracts as part of its investment strategy.
Credit Linked Notes - A Fund may invest in credit linked notes in the normal course of pursuing its investment objectives. The Funds invest in credit linked notes to manage portfolio risk and to gain exposure to certain foreign markets. The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit. Credit linked notes that the Funds invest in are listed instruments that typically provide the same return as the underlying reference credit. Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest. In effect, the Fund will receive a higher yield in exchange for assuming the risk of a specified credit event. The reference credit and its credit rating, for each credit linked note, is presented parenthetically in the Schedules of Investments.
During the period, JNL/Goldman Sachs Emerging Markets Debt Fund and JNL/Goldman Sachs Core Plus Bond Fund invested in credit linked notes to manage portfolio risk and to gain exposure to certain foreign markets.
Swap Agreements - Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are illiquid investments. If a Fund transacts in swap agreements, they are a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties. The ISDA Master Agreements govern transactions in over-the-counter derivative and forward foreign currency contracts and maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific swap agreement.
Swap agreements are marked to market daily and change in value is recorded by a Fund as unrealized gain or loss. Swap premiums paid or received at the beginning of the measurement period which are recorded by the Fund represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates, and other relevant factors as appropriate. These upfront payments are amortized over the life of the swap agreement and recorded as realized gain or loss upon termination or maturity of the swap agreement. A liquidation payment received or made at the termination of the swap agreement is recorded as realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of unrealized gain or loss recorded by the Fund. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates or value of underlying securities and that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements. The credit risk associated with contracts is reduced by master netting

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to credit risk subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.
Interest Rate Swap Agreements - A Fund may be subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. A Fund may enter into interest rate swap agreements to hedge against the risk that the value of its fixed rate bond investments will decrease as interest rates rise and to maintain its ability to generate income at prevailing market rates. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements may include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.
A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the period, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund entered into interest rate swap agreements to hedge against the risk that the value of their fixed rate bond investments will decrease as interest rates rise and to maintain their ability to generate income at prevailing market rates.
Credit Default Swap Agreements – A Fund may be subject to credit risk in the normal course of pursuing its investment objectives. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of that particular swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall, or interest shortfall.
A Fund may use credit default swap agreements on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).
A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Prepayments, principal pay downs, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.
A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality. Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to represent some part of the credit market as a whole. These indices are made up of reference credits that are judged by a pool of dealers to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a credit event, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

A Fund can be either a seller or buyer of protection when entering into a credit default swap agreement. As a seller of protection, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap if there is no credit event. As a seller, the Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by posting collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2010, for which the Fund is the seller of protection are disclosed in these Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
During the period, JNL/Goldman Sachs Core Plus Bond Fund used credit default swap agreements on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers; on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default; and on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality. JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund used credit default swap agreements on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers and on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default, to speculate on changes in credit quality and to manage credit exposure. Credit default swap agreements are also used in combination with cash bonds exposure to take advantage of spread variances between cash bonds and the credit default swap agreement or to hedge the underlying exposure to cash bonds.
Total Return Swap Agreements - A Fund may be subject to equity price and interest rate risk in the normal course of pursuing its investment objectives. A Fund may enter into a total return swap agreement to manage its exposure to or hedge against changes in securities prices and interest rates or as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.
The counterparty credit risk for the total return swap agreement is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the period, JNL/Goldman Sachs Emerging Markets Debt Fund entered into total return swap agreements to manage its exposure to or hedge against changes in foreign currency and interest rates or as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. JNL/Ivy Asset Strategy Fund entered into total return swap agreements to manage its exposure to or hedge against changes in security prices.

JNL Series Trust
Notes to Schedules of Investments (continued) (in thousands except contracts)
September 30, 2010

Schedule of Written Options

	Expiration	Exercise
	Date	Price	Contracts	Value

Exchange-Traded Futures Options

JNL/PIMCO Real Return Fund

Eurodollar Future Call Option	12/13/2010	99.50	46	$(20)
Eurodollar Future Put Option	12/13/2010	99.50	46	(4)

			92	$(24)

JNL/PIMCO Total Return Bond Fund

U.S. 5-Year Treasury Note Future Call Option	11/26/2010	121.00	89	$(56)
U.S. 5-Year Treasury Note Future Call Option	11/26/2010	121.50	143	(59)
U.S. 5-Year Treasury Note Future Put Option	11/26/2010	119.00	232	(40)

			464	$(155)

Index Options

JNL/Ivy Asset Strategy Fund

* S&P 500 Index Put Option	10/18/2010	900.00	96	$(2)
S&P 500 Index Put Option	10/16/2010	900.00	31	—
* S&P 500 Index Put Option	12/18/2010	900.00	65	(38)
S&P 500 Index Put Option	12/18/2010	900.00	186	(93)
S&P 500 Index Put Option	12/18/2010	950.00	632	(512)

			1,010	$(645)

JNL/PIMCO Real Return Fund

CDX.IG-14 5 Year Call Option	12/15/2010	0.90	23	$(4)
CDX.IG-14 5 Year Call Option	12/15/2010	0.90	36	(6)
CDX.IG-14 5 Year Put Option	12/15/2010	1.50	23	(3)
CDX.IG-14 5 Year Put Option	12/15/2010	1.50	36	(4)
CDX.IG-15 5 Year Put Option	03/16/2011	1.70	14	(5)
iTraxx Europe Series 13 Version 1 Call Option	12/15/2010	0.90	10	(2)
iTraxx Europe Series 13 Version 1 Call Option	12/15/2010	0.90	6	(1)
iTraxx Europe Series 13 Version 1 Call Option	11/17/2010	0.90	20	(3)
iTraxx Europe Series 13 Version 1 Call Option	12/15/2010	0.90	5	(1)
iTraxx Europe Series 13 Version 1 Put Option	12/15/2010	1.60	6	(1)
iTraxx Europe Series 13 Version 1 Put Option	12/15/2010	1.60	10	(2)
iTraxx Europe Series 13 Version 1 Put Option	12/15/2010	1.60	5	(1)
iTraxx Europe Series 13 Version 1 Put Option	11/17/2010	1.60	20	(2)
iTraxx Europe Series 14 Version 1 Call Option	11/17/2010	1.00	18	(6)
iTraxx Europe Series 14 Version 1 Call Option	03/16/2011	0.90	34	(13)
iTraxx Europe Series 14 Version 1 Put Option	11/17/2010	1.40	18	(5)
iTraxx Europe Series 14 Version 1 Put Option	03/16/2011	1.60	34	(24)
iTraxx Europe Series 14 Version 1 Put Option	03/16/2011	1.80	14	(7)

			332	$(90)

JNL/PIMCO Total Return Bond Fund

CDX.IG-15 5 Year Put Option	12/15/2010	1.20	49	$(20)
CDX.IG-15 5 Year Put Option	12/15/2010	1.20	47	(19)
iTraxx Europe Series 14 Version 1 Call Option	03/16/2011	0.90	10	(4)
iTraxx Europe Series 14 Version 1 Put Option	03/16/2011	1.60	10	(7)

			116	$(50)

Inflation Floor

JNL/PIMCO Real Return Fund

Floor - CPURNSA Index Option	09/29/2020	217.97	31	$(34)
Floor - CPURNSA Index Option	03/12/2020	215.95	46	(47)
Floor - CPURNSA Index Option	03/10/2020	215.95	29	(30)

			106	$(111)

JNL/PIMCO Total Return Bond Fund

Floor - CPURNSA Index Option	09/29/2020	217.97	64	$(70)
Floor - CPURNSA Index Option	03/12/2020	215.95	18	(18)
Floor - CPURNSA Index Option	03/10/2020	215.95	19	(20)

			101	$(108)

JNL Series Trust
Notes to Schedules of Investments (continued) (in thousands except contracts)
September 30, 2010

Schedule of Written Options (continued)

	Expiration	Exercise
	Date	Price	Contracts	Value

Interest Rate Swaptions**

JNL/PIMCO Real Return Fund

Call Swaption, 3 month LIBOR versus 1.35% fixed	12/13/2010	N/A	114	$(23)
Call Swaption, 3 month LIBOR versus 1.35% fixed	12/13/2010	N/A	405	(84)
Call Swaption, 3 month LIBOR versus 1.45% fixed	10/29/2010	N/A	440	(84)
Call Swaption, 3 month LIBOR versus 1.50% fixed	12/13/2010	N/A	20	(9)
Call Swaption, 3 month LIBOR versus 1.50% fixed	12/13/2010	N/A	127	(57)
Call Swaption, 3 month LIBOR versus 3.25% fixed	10/29/2010	N/A	368	(2,168)
Put Swaption, 3 month LIBOR versus 1.95% fixed	10/29/2010	N/A	440	(10)
Put Swaption, 3 month LIBOR versus 1.95% fixed	12/13/2010	N/A	114	(28)
Put Swaption, 3 month LIBOR versus 1.95% fixed	12/13/2010	N/A	405	(100)
Put Swaption, 3 month LIBOR versus 2.10% fixed	12/13/2010	N/A	20	(3)
Put Swaption, 3 month LIBOR versus 2.10% fixed	12/13/2010	N/A	127	(18)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	221	(120)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	587	(320)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	100	(54)
Put Swaption, 3 month LIBOR versus 5.00% fixed	10/29/2010	N/A	368	—

			3,856	$(3,078)

JNL/PIMCO Total Return Bond Fund

Call Swaption, 3 month LIBOR versus 1.45% fixed	10/29/2010	N/A	99	$(19)
Call Swaption, 3 month LIBOR versus 1.45% fixed	10/29/2010	N/A	77	(15)
Call Swaption, 3 month LIBOR versus 1.50% fixed	12/13/2010	N/A	12	(5)
Call Swaption, 3 month LIBOR versus 1.60% fixed	10/29/2010	N/A	385	(205)
Call Swaption, 3 month LIBOR versus 3.25% fixed	10/29/2010	N/A	227	(1,337)
Put Swaption, 3 month LIBOR versus 1.95% fixed	10/29/2010	N/A	99	(2)
Put Swaption, 3 month LIBOR versus 1.95% fixed	10/29/2010	N/A	77	(2)
Put Swaption, 3 month LIBOR versus 10.00% fixed	07/10/2012	N/A	133	(1)
Put Swaption, 3 month LIBOR versus 2.10% fixed	10/29/2010	N/A	385	(2)
Put Swaption, 3 month LIBOR versus 2.10% fixed	12/13/2010	N/A	12	(2)
Put Swaption, 3 month LIBOR versus 2.25% fixed	09/24/2012	N/A	849	(577)
Put Swaption, 3 month LIBOR versus 2.25% fixed	09/24/2012	N/A	41	(28)
Put Swaption, 3 month LIBOR versus 2.25% fixed	09/24/2012	N/A	294	(200)
Put Swaption, 3 month LIBOR versus 2.75% fixed	06/18/2012	N/A	828	(567)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	705	(384)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	679	(370)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	329	(179)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	418	(227)
Put Swaption, 3 month LIBOR versus 4.00% fixed	07/13/2011	N/A	84	(65)
Put Swaption, 3 month LIBOR versus 4.00% fixed	07/13/2011	N/A	83	(64)
Put Swaption, 3 month LIBOR versus 5.00% fixed	10/29/2010	N/A	227	—

			6,043	$(4,251)

*   Swaption fair valued in good faith in accordance with procedures established by the Board. Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the securities valuation inputs. See FASB ASC Topic 820 note in these Notes to the Schedule of Investments.
**   Swaptions are illiquid investments.

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (continued) (in thousands except contracts)
September 30, 2010

Summary of Written Options

JNL/Ivy Asset Strategy Fund	Contracts	Premiums
Options outstanding at December 31, 2009	–	$–
Options written during the period	37,104,334	1,941
Options closed during the period	(37,103,293)	(1,177)
Options expired during the period	(31)	(6)

Options outstanding at September 30, 2010	1,010	$758

JNL/PIMCO Real Return Fund

Options outstanding at December 31, 2009	4,321	$1,908
Options written during the period	2,650,988	3,927
Options closed during the period	–	–
Options expired during the period	(2,650,923)	(3,482)

Options outstanding at September 30, 2010	4,386	$2,353

JNL/PIMCO Total Return Bond Fund

Options outstanding at December 31, 2009	12,790	$5,028
Options written during the period	40,289	10,133
Options closed during the period	(893)	(328)
Options expired during the period	(45,462)	(9,680)

Options outstanding at September 30, 2010	6,724	$5,153

JNL Series Trust
Notes to Schedules of Investments (continued) (in thousands except contracts)
September 30, 2010

Schedule of Open Futures Contracts

		Contracts	Unrealized
		Long /	Appreciation /
	Expiration	(Short)	(Depreciation)

JNL/Goldman Sachs Core Plus Bond Fund
90-Day Eurodollar Future	December 2010	(17)	$(3)
90-Day Eurodollar Future	December 2011	(19)	(14)
90-Day Eurodollar Future	June 2011	(19)	(8)
90-Day Eurodollar Future	March 2011	(19)	(5)
90-Day Eurodollar Future	March 2012	(19)	(16)
90-Day Eurodollar Future	September 2011	(19)	(10)
Australia Commonwealth Treasury Bond Future, 10-Year	December 2010	95	57
Euro-Bobl Future	December 2010	(14)	(5)
Euro-Bund Future	December 2010	60	68
Japanese Government Bond Future, 10-Year	December 2010	(19)	(495)
U.K. Long Gilt Future	December 2010	(3)	3
U.S. Treasury Note Future, 2-Year	December 2010	58	22
U.S. Treasury Note Future, 5-Year	December 2010	963	760
U.S. Treasury Note Future, 10-Year	December 2010	874	337
U.S. Treasury Bond Future, 30-Year	December 2010	464	94

			$785

JNL/Ivy Asset Strategy Fund
DAX Index Future	December 2010	(242)	$94
Euro Stoxx 50 Index Future	December 2010	(1,158)	525
FTSE 100 Index Future	December 2010	(156)	(32)
Hang Seng Index Future	October 2010	(251)	(28)
HSCEI Index Future	October 2010	(297)	(137)
KOSPI 200 Future	December 2010	(109)	(465)
MSCI Taiwan Stock Index Future	October 2010	(238)	(49)
NASDAQ 100 E-Mini Index Future	December 2010	(1,002)	(1,597)
Russell 2000 Mini Index Future	December 2010	(604)	(1,865)
S&P 500 E-Mini Index Future	December 2010	(628)	(651)
TAIEX Index Future	October 2010	(170)	(198)

			$(4,403)

JNL/Mellon Capital Management Global Alpha Fund
Amsterdam Exchange Index Future	October 2010	55	$(17)
ASX SPI 200 Index Future	December 2010	(55)	99
Australia Commonwealth Treasury Bond Future, 10-Year	December 2010	111	104
CAC 40 10 Euro Index Future	October 2010	(5)	2
Canadian Bond Future, 10-Year	December 2010	(50)	(45)
DAX Index Future	December 2010	16	(4)
Euro-Bund Future	December 2010	(127)	(62)
FTSE 100 Index Future	December 2010	276	134
FTSE/MIB Index Future	December 2010	4	(9)
Hang Seng Index Future	October 2010	(52)	5
IBEX 35 Index Future	October 2010	14	(52)
Japanese Government Bond Future, 10-Year	December 2010	178	310
S&P 500 E-Mini Index Future	December 2010	(114)	(144)
S&P/TSX 60 Index Future	December 2010	(70)	(143)
Topix Index Future	December 2010	(49)	(32)
U.K. Long Gilt Future	December 2010	(175)	138
U.S. Treasury Note Future, 10-Year	December 2010	238	430

			$714

JNL/Mellon Capital Management International Index Fund
ASX SPI 200 Index Future	December 2010	23	$(35)
Euro Stoxx 50 Index Future	December 2010	256	(141)
FTSE 100 Index Future	December 2010	87	(27)
Topix Index Future	December 2010	74	(46)

			$(249)

		Contracts	Unrealized
		Long /	Appreciation /
	Expiration	(Short)	(Depreciation)

JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	December 2010	279	$1,048

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Index Future	December 2010	212	$(27)

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future	December 2010	153	$408

JNL/PIMCO Real Return Fund
3-Month Euro Euribor Future	December 2010	54	$10
90-Day Eurodollar Future	December 2010	90	22
90-Day Eurodollar Future	March 2011	322	217
90-Day Eurodollar Future	March 2012	90	38

			$287

JNL/PIMCO Total Return Bond Fund
90-Day Eurodollar Future	December 2010	1,296	$2,015
90-Day Eurodollar Future	December 2011	132	80
90-Day Eurodollar Future	June 2011	520	356
90-Day Eurodollar Future	June 2012	132	113
90-Day Eurodollar Future	March 2011	1,501	973
90-Day Eurodollar Future	March 2012	132	97
90-Day Eurodollar Future	September 2011	220	124
U.S. Treasury Note Future, 5-Year	December 2010	257	314

			$4,072

JNL Series Trust
Notes to Schedules of Investments (continued) (in thousands)
September 30, 2010

Schedule of Open Forward Foreign Currency Contracts

Purchased/	Settlement	Counter-		Notional		Unrealized
Sold	Date	Party		Amount	Value	Gain/(Loss)

JNL/AIM Global Real Estate Fund

AUD/USD	10/05/2010	JPM	AUD	32	$31	$—
AUD/USD	10/05/2010	JPM	AUD	50	48	—
AUD/USD	10/05/2010	JPM	AUD	144	139	(1)
AUD/USD	10/05/2010	JPM	AUD	64	62	—
AUD/USD	10/05/2010	JPM	AUD	35	34	—

					$314	$(1)

JNL/Capital Guardian Global Balanced Fund

AUD/USD	10/05/2010	UBS	AUD	55	$53	$2
CAD/USD	10/05/2010	BOA	CAD	61	59	—
EUR/USD	10/22/2010	BNY	EUR	224	305	7
JPY/USD	10/04/2010	JPM	JPY	75,926	910	7
JPY/USD	10/07/2010	BOA	JPY	779,266	9,335	85
JPY/USD	10/29/2010	BOA	JPY	20,977	251	1
USD/AUD	10/05/2010	UBS	AUD	(110)	(107)	(7)
USD/AUD	10/25/2010	BOA	AUD	(1,550)	(1,494)	(25)
USD/BRL	10/18/2010	BOA	BRL	(1,200)	(707)	(9)
USD/CAD	10/05/2010	BOA	CAD	(61)	(59)	(1)
USD/COP	10/19/2010	BOA	COP	(647,400)	(359)	2
USD/EUR	10/07/2010	BNY	EUR	(3,000)	(4,090)	(243)
USD/EUR	10/22/2010	BNY	EUR	(1,748)	(2,382)	(94)
USD/IDR	10/14/2010	BOA	IDR	(1,020,625)	(114)	(1)
USD/JPY	10/14/2010	BOA	JPY	(22,252)	(267)	(1)
USD/KRW	10/07/2010	MSC	KRW	(212,725)	(187)	(7)
USD/MXN	10/25/2010	UBS	MXN	(3,925)	(311)	(3)
USD/MYR	10/14/2010	BOA	MYR	(810)	(262)	(2)
USD/THB	10/26/2010	BOA	THB	(5,700)	(188)	(3)
USD/TRY	10/25/2010	CSI	TRY	(350)	(241)	(8)
USD/ZAR	10/01/2010	UBS	ZAR	(712)	(102)	(6)
USD/ZAR	10/06/2010	BOA	ZAR	(94)	(13)	—

					$30	$(306)

JNL/Capital Guardian Global Diversified Research Fund

USD/ZAR	10/01/2010	UBS	ZAR	(526)	$(75)	$(5)

JNL/Franklin Templeton Mutual Shares Fund

AUD/USD	11/19/2010	DUB	AUD	85	$82	$2
AUD/USD	11/19/2010	BOA	AUD	85	82	2
AUD/USD	11/19/2010	SSB	AUD	369	354	5
AUD/USD	11/19/2010	BOA	AUD	80	77	1
AUD/USD	11/19/2010	DUB	AUD	80	77	1
AUD/USD	11/19/2010	DUB	AUD	65	62	1
CHF/USD	11/10/2010	BOA	CHF	295	300	33
CHF/USD	11/10/2010	DUB	CHF	800	815	18
CHF/USD	11/10/2010	DUB	CHF	365	372	1
DKK/USD	01/24/2011	DUB	DKK	700	128	7
DKK/USD	01/24/2011	DUB	DKK	645	118	1
GBP/USD	11/12/2010	BOA	GBP	214	336	2
GBP/USD	11/12/2010	DUB	GBP	71	112	—
GBP/USD	11/12/2010	DUB	GBP	133	210	(2)
GBP/USD	11/12/2010	SSB	GBP	284	447	(2)
JPY/USD	10/20/2010	SSB	JPY	10,000	120	8
JPY/USD	10/20/2010	SSB	JPY	9,600	115	5
JPY/USD	10/20/2010	SSB	JPY	8,500	102	2
NOK/USD	02/16/2011	SSB	NOK	800	135	10
USD/AUD	11/19/2010	BCL	AUD	(459)	(441)	(30)
USD/AUD	11/19/2010	BOA	AUD	(40)	(39)	(3)
USD/AUD	11/19/2010	BOA	AUD	(40)	(39)	(3)
USD/AUD	11/19/2010	SSB	AUD	(225)	(216)	(2)
USD/CHF	11/10/2010	DUB	CHF	(11,947)	(12,162)	(1,321)
USD/CHF	11/10/2010	BOA	CHF	(400)	(407)	(56)

Purchased/	Settlement	Counter-		Notional		Unrealized
Sold	Date	Party		Amount	Value	Gain/(Loss)

JNL/Franklin Templeton Mutual Shares Fund (continued)

USD/CHF	11/10/2010	DUB	CHF	(689)	$(701)	$(36)
USD/CHF	11/10/2010	BOA	CHF	(249)	(253)	(7)
USD/DKK	01/24/2011	BOA	DKK	(14,926)	(2,729)	(160)
USD/DKK	01/24/2011	DUB	DKK	(882)	(161)	(5)
USD/DKK	01/24/2011	SSB	DKK	(500)	(91)	(6)
USD/EUR	01/18/2011	SSB	EUR	(20,029)	(27,281)	(1,820)
USD/EUR	01/18/2011	SSB	EUR	(378)	(515)	(19)
USD/EUR	01/18/2011	DUB	EUR	(21,940)	(29,884)	(1,191)
USD/EUR	01/18/2011	BOA	EUR	(621)	(845)	(49)
USD/EUR	01/18/2011	SSB	EUR	(119)	(162)	(7)
USD/GBP	11/12/2010	BCL	GBP	(23,153)	(36,361)	17
USD/GBP	11/12/2010	SSB	GBP	(477)	(750)	(5)
USD/GBP	11/12/2010	BOA	GBP	(196)	(307)	(6)
USD/GBP	11/12/2010	BOA	GBP	(845)	(1,327)	(12)
USD/JPY	10/20/2010	BCL	JPY	(184,776)	(2,214)	(212)
USD/JPY	10/20/2010	DUB	JPY	(11,882)	(142)	(2)
USD/JPY	10/20/2010	DUB	JPY	(14,492)	(174)	(4)
USD/JPY	10/20/2010	DUB	JPY	(13,552)	(162)	(3)
USD/JPY	10/20/2010	SSB	JPY	(18,900)	(226)	(1)
USD/JPY	10/20/2010	DUB	JPY	(14,000)	(168)	(2)
USD/NOK	02/16/2011	DUB	NOK	(35,832)	(6,049)	(308)
USD/NOK	02/16/2011	DUB	NOK	(1,920)	(324)	(16)
USD/NOK	02/16/2011	SSB	NOK	(1,574)	(266)	(10)
USD/NOK	02/16/2011	SSB	NOK	(1,900)	(321)	(9)

					$(120,673)	$(5,193)

JNL/Goldman Sachs Core Plus Bond Fund

AUD/EUR	12/15/2010	WBC	EUR	(1,320)	$(1,798)	$(37)
AUD/USD	12/15/2010	DUB	AUD	1,813	1,736	13
AUD/USD	12/15/2010	DUB	AUD	3,638	3,485	21
AUD/USD	12/15/2010	JPM	AUD	675	647	15
AUD/USD	12/15/2010	WBC	AUD	1,828	1,751	27
BRL/USD	10/04/2010	UBS	BRL	8,700	5,142	45
CAD/EUR	12/15/2010	RBC	EUR	(2,674)	(3,643)	(214)
CAD/USD	12/15/2010	DUB	CAD	3,589	3,483	50
CAD/USD	12/15/2010	CIT	CAD	1,567	1,520	10
CHF/EUR	12/15/2010	HSB	EUR	(1,337)	(1,822)	(58)
CHF/EUR	12/15/2010	UBS	EUR	(1,332)	(1,815)	(43)
CHF/EUR	12/15/2010	RBC	EUR	(1,321)	(1,800)	(29)
EUR/CAD	12/15/2010	RBC	CAD	(2,678)	(2,598)	96
EUR/CAD	12/15/2010	UBS	CAD	(2,685)	(2,606)	32
EUR/CHF	12/15/2010	CIT	CHF	(3,505)	(3,569)	29
EUR/GBP	12/15/2010	HSB	GBP	(2,231)	(3,502)	98
EUR/GBP	12/15/2010	DUB	GBP	(1,149)	(1,804)	27
EUR/NOK	12/15/2010	HSB	NOK	(10,583)	(1,792)	7
EUR/NOK	12/15/2010	HSB	NOK	(10,297)	(1,744)	18
EUR/SEK	12/15/2010	CIT	SEK	(24,505)	(3,628)	(10)
EUR/SEK	12/15/2010	HSB	SEK	(24,704)	(3,658)	(13)
EUR/USD	12/15/2010	JPM	EUR	1,009	1,375	93
EUR/USD	12/15/2010	HSB	EUR	1,310	1,785	107
EUR/USD	12/15/2010	CSI	EUR	3,241	4,416	170
EUR/USD	12/15/2010	UBS	EUR	1,318	1,796	69
EUR/USD	12/15/2010	JPM	EUR	2,577	3,511	54
EUR/USD	12/15/2010	CSI	EUR	2,600	3,542	62
EUR/USD	12/15/2010	UBS	EUR	1,284	1,749	10
EUR/USD	12/15/2010	UBS	EUR	1,299	1,770	23
GBP/USD	10/29/2010	WBC	GBP	1,347	2,115	22
GBP/USD	12/15/2010	WBC	GBP	3,681	5,780	144
IDR/USD	10/14/2010	JPM	IDR	16,993,900	1,901	40
IDR/USD	10/14/2010	CIT	IDR	24,444,928	2,734	17
IDR/USD	10/14/2010	JPM	IDR	4,600,000	515	5

JNL Series Trust
Notes to Schedules of Investments (continued) (in thousands)
September 30, 2010

Schedule of Open Forward Foreign Currency Contracts

Purchased/	Settlement	Counter-		Notional		Unrealized
Sold	Date	Party		Amount	Value	Gain/(Loss)

JNL/Goldman Sachs Core Plus Bond Fund (continued)

JPY/EUR	12/15/2010	UBS	EUR	(1,344)	$(1,831)	$(114)
NOK/EUR	12/15/2010	BCL	EUR	(3,771)	(5,138)	(83)
NOK/USD	12/15/2010	BCL	NOK	5,618	951	24
NZD/EUR	12/15/2010	CIT	EUR	(2,024)	(2,758)	(162)
NZD/EUR	12/15/2010	HSB	EUR	(2,672)	(3,641)	(207)
NZD/EUR	12/15/2010	CSI	EUR	(1,262)	(1,719)	(58)
NZD/USD	12/15/2010	CSI	NZD	2,344	1,710	(8)
SEK/EUR	12/15/2010	CSI	EUR	(3,054)	(4,161)	44
SEK/EUR	12/15/2010	HSB	EUR	(2,637)	(3,593)	—
USD/AUD	12/15/2010	WBC	AUD	(2,554)	(2,446)	(130)
USD/BRL	10/04/2010	HSB	BRL	(8,700)	(5,142)	(65)
USD/BRL	10/14/2010	RBC	BRL	(529)	(312)	(21)
USD/BRL	01/18/2011	UBS	BRL	(8,700)	(5,024)	(37)
USD/CAD	12/15/2010	JPM	CAD	(531)	(515)	(3)
USD/CAD	12/15/2010	RBC	CAD	(1,809)	(1,755)	(8)
USD/CHF	12/15/2010	CSI	CHF	(1,731)	(1,763)	(55)
USD/EUR	12/15/2010	CIT	EUR	(1,317)	(1,794)	(66)
USD/EUR	12/15/2010	HSB	EUR	(5,191)	(7,073)	(123)
USD/IDR	10/14/2010	HSB	IDR	(66,672,364)	(7,458)	(189)
USD/JPY	12/15/2010	CSI	JPY	(67,031)	(804)	(7)
USD/JPY	12/15/2010	CSI	JPY	(166,986)	(2,002)	(18)
USD/MXN	11/24/2010	DUB	MXN	(132,758)	(10,488)	30
USD/NZD	12/15/2010	BOA	NZD	(9,755)	(7,115)	(160)
USD/ZAR	11/10/2010	MSC	ZAR	(49,603)	(7,073)	(195)

					$(65,970)	$(711)

JNL/Goldman Sachs Emerging Markets Debt Fund
BRL/USD	10/04/2010	RBC	BRL	25,525	$15,086	$276
BRL/USD	10/14/2010	DUB	BRL	10,816	6,379	76
BRL/USD	10/14/2010	BCL	BRL	4,534	2,674	27
BRL/USD	10/14/2010	JPM	BRL	5,777	3,407	174
BRL/USD	10/14/2010	RBC	BRL	3,461	2,041	115
BRL/USD	10/14/2010	HSB	BRL	4,429	2,612	128
BRL/USD	10/14/2010	RBC	BRL	4,087	2,410	134
BRL/USD	01/18/2011	UBS	BRL	2,725	1,574	12
CNY/USD	01/18/2011	MSC	CNY	6,204	929	(4)
CNY/USD	03/17/2011	BCL	CNY	146,096	21,916	200
CNY/USD	03/17/2011	HSB	CNY	68,484	10,274	8
COP/USD	10/14/2010	DUB	COP	7,240,146	4,019	170
COP/USD	10/14/2010	RBC	COP	13,911,057	7,722	64
COP/USD	10/14/2010	CGM	COP	10,736,865	5,960	5
COP/USD	10/14/2010	HSB	COP	11,929,875	6,622	5
EUR/USD	12/15/2010	BCL	EUR	4,902	6,679	330
EUR/USD	12/15/2010	HSB	EUR	4,874	6,641	155
EUR/USD	12/15/2010	DUB	EUR	4,935	6,724	63
HUF/USD	12/15/2010	MSC	HUF	358,190	1,751	31
HUF/USD	12/15/2010	HSB	HUF	1,373,440	6,715	4
IDR/USD	10/14/2010	HSB	IDR	45,527,815	5,092	119
IDR/USD	10/14/2010	HSB	IDR	61,062,232	6,830	166
IDR/USD	10/14/2010	JPM	IDR	14,990,535	1,677	36
IDR/USD	10/14/2010	BCL	IDR	21,095,150	2,360	3
IDR/USD	10/14/2010	DUB	IDR	25,688,960	2,873	25
IDR/USD	01/18/2011	BCL	IDR	60,365,445	6,637	(73)
ILS/USD	12/15/2010	HSB	ILS	35,128	9,631	316
INR/USD	10/14/2010	DUB	INR	193,229	4,292	207
INR/USD	10/14/2010	RBC	INR	125,621	2,790	96
INR/USD	10/14/2010	HSB	INR	127,136	2,824	95
INR/USD	10/14/2010	RBC	INR	268,382	5,961	274
INR/USD	10/14/2010	RBC	INR	133,799	2,972	124
INR/USD	10/14/2010	HSB	INR	134,689	2,992	122
INR/USD	10/14/2010	HSB	INR	173,143	3,846	144

Purchased/	Settlement	Counter-		Notional		Unrealized
Sold	Date	Party		Amount	Value	Gain/(Loss)

JNL/Goldman Sachs Emerging Markets Debt Fund (continued)

INR/USD	10/14/2010	UBS	INR	147,881	$3,285	$42
INR/USD	01/18/2011	UBS	INR	33,615	735	2
JPY/USD	12/15/2010	WBC	JPY	550,207	6,596	111
KRW/USD	10/14/2010	RBC	KRW	12,658,761	11,097	319
KRW/USD	10/14/2010	BCL	KRW	6,766,842	5,932	245
KRW/USD	10/14/2010	RBC	KRW	3,357,507	2,943	95
KRW/USD	10/14/2010	RBC	KRW	3,343,267	2,931	83
MXN/USD	12/15/2010	DUB	MXN	143,057	11,277	432
MXN/USD	12/15/2010	HSB	MXN	26,954	2,125	26
MYR/USD	10/14/2010	BCL	MYR	53,375	17,278	758
MYR/USD	10/14/2010	HSB	MYR	53,200	17,222	703
MYR/USD	10/14/2010	UBS	MYR	7,028	2,275	87
MYR/USD	10/14/2010	WBC	MYR	4,830	1,563	58
MYR/USD	10/14/2010	DUB	MYR	8,648	2,799	36
MYR/USD	10/14/2010	CGM	MYR	20,440	6,617	—
MYR/USD	10/14/2010	DUB	MYR	20,481	6,630	(11)
MYR/USD	10/14/2010	HSB	MYR	14,490	4,691	(6)
MYR/USD	10/25/2010	HSB	MYR	20,059	6,488	3
PEN/USD	11/02/2010	DUB	PEN	10,843	3,890	(2)
PHP/USD	10/14/2010	HSB	PHP	171,598	3,906	244
PHP/USD	10/14/2010	DUB	PHP	226,909	5,165	316
PHP/USD	10/14/2010	RBC	PHP	122,370	2,785	91
PHP/USD	10/14/2010	DUB	PHP	74,296	1,691	47
PHP/USD	10/14/2010	HSB	PHP	129,328	2,944	96
PHP/USD	01/18/2011	BCL	PHP	47,362	1,067	1
PLN/USD	12/15/2010	DUB	PLN	130,225	44,547	2,812
PLN/USD	12/15/2010	JPM	PLN	41,678	14,257	103
RUB/USD	10/14/2010	HSB	RUB	357,279	11,672	250
RUB/USD	10/14/2010	MSC	RUB	49,060	1,603	(14)
RUB/USD	10/14/2010	HSB	RUB	134,255	4,386	(85)
RUB/USD	10/14/2010	HSB	RUB	174,611	5,704	8
RUB/USD	10/14/2010	BCL	RUB	174,098	5,688	(8)
RUB/USD	10/14/2010	BCL	RUB	121,270	3,962	45
RUB/USD	10/14/2010	HSB	RUB	320,839	10,482	48
RUB/USD	10/14/2010	HSB	RUB	202,249	6,607	(10)
RUB/USD	10/14/2010	BCL	RUB	71,445	2,334	(15)
SGD/USD	12/15/2010	BCL	SGD	8,736	6,643	26
TRY/USD	12/15/2010	RBS	TRY	21,639	14,775	713
TRY/USD	12/15/2010	HSB	TRY	9,556	6,525	222
TRY/USD	12/15/2010	MSC	TRY	1,406	960	19
TRY/USD	12/15/2010	HSB	TRY	9,855	6,728	111
TRY/USD	12/15/2010	HSB	TRY	12,842	8,768	56
TWD/USD	01/18/2011	HSB	TWD	207,873	6,666	(45)
USD/BRL	10/04/2010	HSB	BRL	(22,800)	(13,475)	(170)
USD/BRL	10/14/2010	RBC	BRL	(3,058)	(1,803)	(120)
USD/BRL	10/14/2010	HSB	BRL	(10,527)	(6,208)	(299)
USD/BRL	10/14/2010	RBC	BRL	(3,184)	(1,878)	(98)
USD/BRL	10/14/2010	HSB	BRL	(7,052)	(4,159)	(111)
USD/CLP	10/14/2010	RBC	CLP	(735,893)	(1,521)	(121)
USD/COP	10/14/2010	DUB	COP	(8,666,406)	(4,811)	(44)
USD/COP	10/14/2010	MLP	COP	(7,397,410)	(4,106)	(17)
USD/HUF	12/15/2010	DUB	HUF	(2,705,461)	(13,228)	(1,417)
USD/HUF	12/15/2010	BCL	HUF	(910,344)	(4,451)	(379)
USD/IDR	10/14/2010	UBS	IDR	(160,606,212)	(17,964)	(479)
USD/IDR	10/14/2010	HSB	IDR	(25,490,960)	(2,851)	(59)
USD/INR	10/14/2010	RBC	INR	(70,516)	(1,566)	(82)
USD/INR	10/14/2010	RBC	INR	(268,144)	(5,956)	(281)
USD/INR	10/14/2010	RBC	INR	(277,919)	(6,173)	(251)
USD/INR	10/14/2010	RBC	INR	(138,808)	(3,083)	(129)
USD/INR	10/14/2010	DUB	INR	(280,027)	(6,220)	(296)
USD/KRW	10/14/2010	BCL	KRW	(6,769,341)	(5,934)	(245)

JNL Series Trust
Notes to Schedules of Investments (continued) (in thousands)
September 30, 2010

Schedule of Open Forward Foreign Currency Contracts

Purchased/	Settlement	Counter-		Notional		Unrealized
Sold	Date	Party		Amount	Value	Gain/(Loss)

JNL/Goldman Sachs Emerging Markets Debt Fund (continued)

USD/KRW	10/14/2010	HSB	KRW	(7,006,318)	$(6,142)	$(220)
USD/KRW	10/14/2010	DUB	KRW	(3,536,372)	(3,100)	(132)
USD/KRW	10/14/2010	BCL	KRW	(3,500,490)	(3,069)	(115)
USD/KRW	10/14/2010	RBC	KRW	(7,044,060)	(6,175)	(266)
USD/KRW	10/14/2010	BCL	KRW	(7,301,592)	(6,401)	(330)
USD/KRW	10/14/2010	HSB	KRW	(2,058,443)	(1,805)	(61)
USD/MXN	12/15/2010	BOA	MXN	(17,161)	(1,353)	(30)
USD/MXN	12/15/2010	DUB	MXN	(60,054)	(4,734)	(29)
USD/MXN	12/15/2010	SSB	MXN	(52,766)	(4,159)	18
USD/MXN	12/15/2010	BCL	MXN	(43,214)	(3,407)	23
USD/MYR	10/14/2010	DUB	MYR	(31,600)	(10,229)	(42)
USD/PHP	10/14/2010	BCL	PHP	(133,751)	(3,045)	(84)
USD/PHP	10/14/2010	DUB	PHP	(269,090)	(6,125)	(216)
USD/PHP	10/14/2010	BCL	PHP	(271,378)	(6,177)	(253)
USD/PLN	12/15/2010	RBS	PLN	(8,228)	(2,814)	(153)
USD/PLN	12/15/2010	DUB	PLN	(29,895)	(10,226)	(506)
USD/PLN	12/15/2010	BCL	PLN	(8,450)	(2,891)	(113)
USD/PLN	12/15/2010	BCL	PLN	(1,643)	(562)	(21)
USD/RUB	10/14/2010	DUB	RUB	(173,266)	(5,661)	(19)
USD/RUB	10/14/2010	HSB	RUB	(397,341)	(12,981)	(159)
USD/TRY	12/15/2010	HSB	TRY	(4,796)	(3,275)	(161)
USD/ZAR	12/15/2010	HSB	ZAR	(147,678)	(20,940)	(846)
ZAR/USD	12/15/2010	BCL	ZAR	16,159	2,291	51
ZAR/USD	12/15/2010	MSC	ZAR	163,510	23,185	(16)

					$273,969	$3,361

JNL/Ivy Asset Strategy Fund

CNY/USD	10/25/2010	CGM	CNY	12,600	$1,883	$(19)
CNY/USD	06/28/2012	CIT	CNY	1,610	242	(6)
CNY/USD	06/28/2012	JPM	CNY	4,600	690	(18)
CNY/USD	06/28/2012	CIT	CNY	1,900	285	(7)
CNY/USD	06/28/2012	CIT	CNY	4,490	674	(16)
JPY/SEK	12/13/2010	DUB	SEK	(39,100)	(5,790)	(513)
JPY/USD	12/13/2010	JPM	JPY	38,787	465	38
JPY/USD	12/20/2010	CIT	JPY	333,000	3,992	321
JPY/USD	12/20/2010	CIT	JPY	174,400	2,091	191
JPY/USD	12/20/2010	CIT	JPY	1,332,200	15,972	336
SEK/JPY	12/13/2010	DUB	JPY	(478,936)	(5,741)	48
USD/CNY	10/25/2010	CIT	CNY	(1,610)	(241)	(3)
USD/CNY	10/25/2010	CIT	CNY	(4,600)	(688)	(8)
USD/CNY	10/25/2010	CIT	CNY	(1,900)	(284)	(4)
USD/CNY	10/25/2010	CIT	CNY	(4,490)	(671)	(9)
USD/EUR	12/20/2010	CIT	EUR	(4,300)	(5,858)	(553)
USD/EUR	12/20/2010	CIT	EUR	(5,300)	(7,221)	(699)
USD/EUR	03/24/2011	MSC	EUR	(11,500)	(15,654)	(1,485)
USD/JPY	12/20/2010	CGM	JPY	(1,000,000)	(11,989)	(1,223)
USD/JPY	12/20/2010	CGM	JPY	(187,400)	(2,247)	(180)
USD/JPY	12/20/2010	CIT	JPY	(480,000)	(5,755)	(409)
USD/JPY	12/20/2010	CIT	JPY	(10,800)	(129)	(9)
USD/JPY	12/20/2010	CGM	JPY	(161,400)	(1,935)	(125)

					$(37,909)	$(4,352)

JNL/JPMorgan International Value Fund

AUD/USD	11/29/2010	DUB	AUD	37,992	$36,464	$3,301
AUD/USD	11/29/2010	DUB	AUD	3,519	3,377	126
AUD/USD	11/29/2010	UBS	AUD	2,477	2,377	65
CHF/USD	11/29/2010	BCL	CHF	548	558	32
CHF/USD	11/29/2010	BCL	CHF	3,101	3,158	115
EUR/USD	11/29/2010	SSB	EUR	4,679	6,376	373
EUR/USD	11/29/2010	SSB	EUR	2,619	3,569	143
EUR/USD	11/29/2010	DUB	EUR	1,490	2,030	47

Purchased/	Settlement	Counter-		Notional		Unrealized
Sold	Date	Party		Amount	Value	Gain/(Loss)

JNL/JPMorgan International Value Fund (continued)

EUR/USD	11/29/2010	WBC	EUR	3,994	$5,443	$98
JPY/USD	11/29/2010	BCL	JPY	2,039,000	24,439	219
SEK/USD	11/29/2010	BCL	SEK	112,469	16,660	1,595
SGD/USD	11/29/2010	BCL	SGD	4,238	3,223	111
USD/AUD	11/29/2010	CSI	AUD	(2,124)	(2,038)	(173)
USD/CAD	11/29/2010	BCL	CAD	(2,616)	(2,539)	(79)
USD/CHF	11/29/2010	SSB	CHF	(5,041)	(5,133)	(158)
USD/EUR	11/29/2010	DUB	EUR	(3,542)	(4,827)	(328)
USD/EUR	11/29/2010	BCL	EUR	(2,344)	(3,194)	(238)
USD/EUR	11/29/2010	DUB	EUR	(1,268)	(1,728)	(95)
USD/EUR	11/29/2010	MLP	EUR	(1,619)	(2,206)	(148)
USD/EUR	11/29/2010	DUB	EUR	(3,295)	(4,490)	(271)
USD/GBP	11/29/2010	UBS	GBP	(913)	(1,433)	(13)
USD/GBP	11/29/2010	DUB	GBP	(2,204)	(3,460)	(30)
USD/GBP	11/29/2010	BCL	GBP	(23,658)	(37,148)	(739)
USD/GBP	11/29/2010	SSB	GBP	(1,709)	(2,683)	(20)
USD/GBP	11/29/2010	WBC	GBP	(2,716)	(4,265)	(5)
USD/HKD	11/29/2010	BCL	HKD	(40,481)	(5,219)	(10)
USD/JPY	11/29/2010	DUB	JPY	(378,107)	(4,532)	(98)
USD/NOK	11/29/2010	BCL	NOK	(38,428)	(6,514)	(437)
USD/SEK	11/29/2010	DUB	SEK	(7,289)	(1,080)	(107)
USD/TRY	11/29/2010	BCL	TRY	(4,029)	(2,759)	(175)

					$12,426	$3,101

JNL/Lazard Emerging Markets Fund

ZAR/USD	10/05/2010	JPM	ZAR	2,963	$425	$—
ZAR/USD	10/05/2010	JPM	ZAR	994	143	—
ZAR/USD	10/05/2010	JPM	ZAR	826	119	—
ZAR/USD	10/05/2010	JPM	ZAR	889	128	1
ZAR/USD	10/05/2010	JPM	ZAR	644	92	—
ZAR/USD	10/05/2010	JPM	ZAR	629	90	—
ZAR/USD	10/05/2010	JPM	ZAR	1,997	286	—
ZAR/USD	10/05/2010	JPM	ZAR	197	28	—
ZAR/USD	10/05/2010	JPM	ZAR	1,551	223	1
ZAR/USD	10/06/2010	JPM	ZAR	1,006	144	(1)
ZAR/USD	10/06/2010	JPM	ZAR	373	54	—
ZAR/USD	10/06/2010	JPM	ZAR	142	20	—
ZAR/USD	10/06/2010	JPM	ZAR	468	67	(1)

					$1,819	$—

JNL/Mellon Capital Management Global Alpha Fund

AUD/USD	12/15/2010	RBS	AUD	3,862	$3,699	$225
AUD/USD	12/15/2010	BCL	AUD	3,745	3,587	207
AUD/USD	12/15/2010	UBS	AUD	4,096	3,923	204
AUD/USD	12/15/2010	BOA	AUD	1,449	1,388	51
AUD/USD	12/15/2010	DUB	AUD	414	396	14
AUD/USD	12/15/2010	BCL	AUD	517	496	18
AUD/USD	12/15/2010	RBS	AUD	724	694	25
AUD/USD	12/15/2010	UBS	AUD	666	638	6
AUD/USD	12/15/2010	DUB	AUD	227	217	2
AUD/USD	12/15/2010	RBS	AUD	717	687	6
AUD/USD	12/15/2010	HSB	AUD	414	396	15
AUD/USD	12/15/2010	UBS	AUD	621	595	20
AUD/USD	12/15/2010	BOA	AUD	3,539	3,390	30
CAD/USD	12/15/2010	DUB	CAD	528	512	—
CAD/USD	12/15/2010	HSB	CAD	528	512	—
CAD/USD	12/15/2010	BCL	CAD	660	640	—
CAD/USD	12/15/2010	RBS	CAD	924	896	—
CAD/USD	12/15/2010	BOA	CAD	1,848	1,793	1
CAD/USD	12/15/2010	BOA	CAD	1,809	1,755	(2)
CAD/USD	12/15/2010	RBS	CAD	367	356	(1)

JNL Series Trust
Notes to Schedules of Investments (continued) (in thousands)
September 30, 2010

Schedule of Open Forward Foreign Currency Contracts

Purchased/	Settlement	Counter-		Notional		Unrealized
Sold	Date	Party		Amount	Value	Gain/(Loss)

JNL/Mellon Capital Management Global Alpha Fund (continued)

CAD/USD	12/15/2010	DUB	CAD	116	$112	$—
CAD/USD	12/15/2010	UBS	CAD	340	330	(1)
CAD/USD	12/15/2010	BOA	CAD	1,841	1,786	29
CAD/USD	12/15/2010	RBS	CAD	1,595	1,547	11
CAD/USD	12/15/2010	UBS	CAD	1,345	1,305	11
CAD/USD	12/15/2010	UBS	CAD	792	768	—
CHF/USD	12/15/2010	BCL	CHF	8,810	8,972	316
CHF/USD	12/15/2010	RBS	CHF	7,097	7,228	191
CHF/USD	12/15/2010	BCL	CHF	3,588	3,654	98
CHF/USD	12/15/2010	UBS	CHF	4,978	5,070	136
CHF/USD	12/15/2010	DUB	CHF	79	81	—
CHF/USD	12/15/2010	UBS	CHF	234	238	—
CHF/USD	12/15/2010	BOA	CHF	1,242	1,265	2
CHF/USD	12/15/2010	RBS	CHF	252	256	—
EUR/USD	12/15/2010	UBS	EUR	585	796	45
EUR/USD	12/15/2010	HSB	EUR	390	531	31
EUR/USD	12/15/2010	DUB	EUR	390	531	31
EUR/USD	12/15/2010	BOA	EUR	1,364	1,858	110
EUR/USD	12/15/2010	BCL	EUR	487	664	38
EUR/USD	12/15/2010	RBS	EUR	682	929	54
EUR/USD	12/15/2010	BOA	EUR	1,796	2,447	109
EUR/USD	12/15/2010	DUB	EUR	1,235	1,683	76
EUR/USD	12/15/2010	HSB	EUR	1,033	1,407	64
EUR/USD	12/15/2010	DUB	EUR	1,053	1,434	52
EUR/USD	12/15/2010	BCL	EUR	2,632	3,585	131
EUR/USD	12/15/2010	HSB	EUR	702	956	35
EUR/USD	12/15/2010	BCL	EUR	1,367	1,863	(1)
EUR/USD	12/15/2010	HSB	EUR	5,469	7,451	2
GBP/USD	12/15/2010	BOA	GBP	1,100	1,726	(14)
GBP/USD	12/15/2010	RBS	GBP	223	350	(3)
GBP/USD	12/15/2010	UBS	GBP	207	325	(2)
GBP/USD	12/15/2010	DUB	GBP	70	111	(1)
JPY/USD	12/15/2010	BOA	JPY	715,700	8,580	84
JPY/USD	12/15/2010	UBS	JPY	1,218,624	14,609	50
NOK/USD	12/15/2010	UBS	NOK	11,712	1,984	101
NZD/USD	12/15/2010	DUB	NZD	2,658	1,939	54
NZD/USD	12/15/2010	RBS	NZD	2,658	1,939	42
NZD/USD	12/15/2010	UBS	NZD	3,544	2,585	42
SEK/USD	12/15/2010	UBS	SEK	12,189	1,805	141
SEK/USD	12/15/2010	BOA	SEK	75,842	11,229	888
SEK/USD	12/15/2010	RBS	SEK	33,368	4,941	384
SEK/USD	12/15/2010	UBS	SEK	14,033	2,078	151
SEK/USD	12/15/2010	DUB	SEK	210	31	—
SEK/USD	12/15/2010	BOA	SEK	3,277	485	5
SEK/USD	12/15/2010	RBS	SEK	664	98	1
SEK/USD	12/15/2010	UBS	SEK	617	91	1
USD/CHF	12/15/2010	DUB	CHF	(378)	(385)	(8)
USD/CHF	12/15/2010	HSB	CHF	(316)	(322)	(7)
USD/CHF	12/15/2010	BOA	CHF	(549)	(559)	(11)
USD/CHF	12/15/2010	BCL	CHF	(1,379)	(1,404)	(31)
USD/CHF	12/15/2010	DUB	CHF	(552)	(562)	(13)
USD/CHF	12/15/2010	HSB	CHF	(368)	(374)	(8)
USD/CHF	12/15/2010	BCL	CHF	(397)	(404)	3
USD/CHF	12/15/2010	HSB	CHF	(1,589)	(1,618)	11
USD/EUR	12/15/2010	BCL	EUR	(5,911)	(8,053)	(477)
USD/EUR	12/15/2010	HSB	EUR	(4,666)	(6,358)	(428)
USD/EUR	12/15/2010	DUB	EUR	(5,289)	(7,206)	(469)
USD/EUR	12/15/2010	UBS	EUR	(6,640)	(9,047)	(584)
USD/EUR	12/15/2010	BOA	EUR	(8,603)	(11,722)	(799)
USD/EUR	12/15/2010	DUB	EUR	(225)	(306)	(3)
USD/EUR	12/15/2010	UBS	EUR	(660)	(899)	(10)

Purchased/	Settlement	Counter-		Notional		Unrealized
Sold	Date	Party		Amount	Value	Gain/(Loss)

JNL/Mellon Capital Management Global Alpha Fund (continued)

USD/EUR	12/15/2010	BOA	EUR	(3,508)	$(4,779)	$(51)
USD/EUR	12/15/2010	RBS	EUR	(711)	(969)	(11)
USD/GBP	12/15/2010	HSB	GBP	(2,903)	(4,558)	(119)
USD/GBP	12/15/2010	RBS	GBP	(3,247)	(5,098)	(125)
USD/GBP	12/15/2010	DUB	GBP	(2,370)	(3,721)	(60)
USD/GBP	12/15/2010	UBS	GBP	(3,780)	(5,935)	(81)
USD/GBP	12/15/2010	DUB	GBP	(485)	(761)	(15)
USD/GBP	12/15/2010	UBS	GBP	(728)	(1,142)	(21)
USD/GBP	12/15/2010	RBS	GBP	(849)	(1,333)	(26)
USD/GBP	12/15/2010	BCL	GBP	(606)	(952)	(17)
USD/GBP	12/15/2010	HSB	GBP	(485)	(761)	(15)
USD/GBP	12/15/2010	BOA	GBP	(1,698)	(2,665)	(50)
USD/GBP	12/15/2010	DUB	GBP	(514)	(808)	(4)
USD/GBP	12/15/2010	BOA	GBP	(748)	(1,174)	(7)
USD/GBP	12/15/2010	HSB	GBP	(430)	(675)	(4)
USD/GBP	12/15/2010	BCL	GBP	(562)	(882)	4
USD/GBP	12/15/2010	HSB	GBP	(2,248)	(3,530)	19
USD/JPY	12/15/2010	BCL	JPY	(33,996)	(408)	(3)
USD/JPY	12/15/2010	UBS	JPY	(40,795)	(489)	(2)
USD/JPY	12/15/2010	HSB	JPY	(27,196)	(326)	(2)
USD/JPY	12/15/2010	RBS	JPY	(47,594)	(571)	(3)
USD/JPY	12/15/2010	DUB	JPY	(27,196)	(326)	(2)
USD/JPY	12/15/2010	BOA	JPY	(95,187)	(1,141)	(9)
USD/JPY	12/15/2010	RBS	JPY	(261,440)	(3,134)	(66)
USD/JPY	12/15/2010	DUB	JPY	(39,173)	(470)	(12)
USD/JPY	12/15/2010	HSB	JPY	(107,337)	(1,287)	(32)
USD/JPY	12/15/2010	BOA	JPY	(159,780)	(1,915)	(47)
USD/JPY	12/15/2010	BOA	JPY	(102,575)	(1,230)	(12)
USD/JPY	12/15/2010	RBS	JPY	(20,794)	(249)	(3)
USD/JPY	12/15/2010	DUB	JPY	(6,566)	(79)	(1)
USD/JPY	12/15/2010	UBS	JPY	(19,301)	(231)	(2)
USD/NOK	12/15/2010	UBS	NOK	(1,236)	(209)	(8)
USD/NOK	12/15/2010	DUB	NOK	(824)	(140)	(6)
USD/NOK	12/15/2010	BOA	NOK	(2,884)	(489)	(20)
USD/NOK	12/15/2010	HSB	NOK	(824)	(140)	(6)
USD/NOK	12/15/2010	BCL	NOK	(1,030)	(174)	(7)
USD/NOK	12/15/2010	RBS	NOK	(1,442)	(244)	(10)
USD/NOK	12/15/2010	DUB	NOK	(1,764)	(299)	(10)
USD/NOK	12/15/2010	BOA	NOK	(2,564)	(434)	(14)
USD/NOK	12/15/2010	HSB	NOK	(1,475)	(250)	(8)
USD/NOK	12/15/2010	DUB	NOK	(2,898)	(491)	(13)
USD/NOK	12/15/2010	HSB	NOK	(1,932)	(327)	(9)
USD/NOK	12/15/2010	BCL	NOK	(7,246)	(1,227)	(32)
USD/NOK	12/15/2010	BOA	NOK	(11,170)	(1,892)	(2)
USD/NOK	12/15/2010	DUB	NOK	(715)	(121)	—
USD/NOK	12/15/2010	UBS	NOK	(2,102)	(356)	(1)
USD/NOK	12/15/2010	RBS	NOK	(2,264)	(383)	(1)
USD/NOK	12/15/2010	BCL	NOK	(1,979)	(335)	2
USD/NOK	12/15/2010	HSB	NOK	(7,917)	(1,341)	6
USD/NZD	12/15/2010	UBS	NZD	(378)	(276)	(1)
USD/NZD	12/15/2010	DUB	NZD	(252)	(184)	(1)
USD/NZD	12/15/2010	BOA	NZD	(882)	(643)	(2)
USD/NZD	12/15/2010	BCL	NZD	(315)	(230)	(1)
USD/NZD	12/15/2010	RBS	NZD	(441)	(322)	(1)
USD/NZD	12/15/2010	HSB	NZD	(252)	(184)	(1)
USD/NZD	12/15/2010	BOA	NZD	(1,103)	(805)	(1)
USD/NZD	12/15/2010	DUB	NZD	(71)	(51)	—
USD/NZD	12/15/2010	UBS	NZD	(208)	(151)	—
USD/NZD	12/15/2010	RBS	NZD	(224)	(163)	—
USD/SEK	12/15/2010	BOA	SEK	(1,964)	(291)	(14)
USD/SEK	12/15/2010	HSB	SEK	(1,183)	(175)	(8)

JNL Series Trust
Notes to Schedules of Investments (continued) (in thousands)
September 30, 2010

Schedule of Open Forward Foreign Currency Contracts

Purchased/	Settlement	Counter-		Notional		Unrealized
Sold	Date	Party		Amount	Value	Gain/(Loss)

JNL/Mellon Capital Management Global Alpha Fund (continued)

USD/SEK	12/15/2010	HSB	SEK	(1,544)	$(229)	$(8)
USD/SEK	12/15/2010	DUB	SEK	(2,316)	(343)	(11)
USD/SEK	12/15/2010	BCL	SEK	(5,789)	(857)	(28)

					$25,649	$486

JNL/Mellon Capital Management International Index Fund

AUD/USD	12/15/2010	CCI	AUD	628	$601	$31
AUD/USD	12/15/2010	CCI	AUD	229	219	12
AUD/USD	12/15/2010	CCI	AUD	114	109	5
AUD/USD	12/15/2010	CCI	AUD	114	109	4
AUD/USD	12/15/2010	CCI	AUD	116	111	4
AUD/USD	12/15/2010	CCI	AUD	232	222	6
AUD/USD	12/15/2010	CCI	AUD	349	334	6
AUD/USD	12/15/2010	CCI	AUD	116	111	2
AUD/USD	12/15/2010	CCI	AUD	118	113	—
AUD/USD	12/15/2010	CCI	AUD	118	113	—
EUR/USD	12/15/2010	CCI	EUR	82	112	7
EUR/USD	12/15/2010	BOA	EUR	1,544	2,104	143
EUR/USD	12/15/2010	CCI	EUR	165	225	14
EUR/USD	12/15/2010	CCI	EUR	139	189	13
EUR/USD	12/15/2010	CCI	EUR	278	379	22
EUR/USD	12/15/2010	CCI	EUR	335	457	26
EUR/USD	12/15/2010	CCI	EUR	305	416	17
EUR/USD	12/15/2010	CCI	EUR	302	411	18
EUR/USD	12/15/2010	CCI	EUR	502	684	25
EUR/USD	12/15/2010	CCI	EUR	306	417	7
EUR/USD	12/15/2010	CCI	EUR	110	149	3
EUR/USD	12/15/2010	BCL	EUR	56	76	1
EUR/USD	12/15/2010	CCI	EUR	470	640	6
EUR/USD	12/15/2010	CCI	EUR	221	301	1
EUR/USD	12/15/2010	CSI	EUR	1,110	1,512	98
EUR/USD	12/15/2010	CCI	EUR	464	632	42
GBP/USD	12/15/2010	CCI	GBP	647	1,017	13
GBP/USD	12/15/2010	CCI	GBP	325	510	8
GBP/USD	12/15/2010	DUB	GBP	406	637	10
GBP/USD	12/15/2010	CCI	GBP	54	85	1
GBP/USD	12/15/2010	CCI	GBP	110	172	4
GBP/USD	12/15/2010	CCI	GBP	165	259	5
GBP/USD	12/15/2010	CCI	GBP	277	435	8
GBP/USD	12/15/2010	CCI	GBP	221	347	1
GBP/USD	12/15/2010	CCI	GBP	165	259	2
GBP/USD	12/15/2010	CCI	GBP	390	613	6
GBP/USD	12/15/2010	CCI	GBP	222	349	1
GBP/USD	12/15/2010	CCI	GBP	55	87	—
GBP/USD	12/15/2010	CCI	GBP	333	523	(3)
GBP/USD	12/15/2010	CCI	GBP	167	262	(1)
JPY/USD	12/15/2010	JPM	JPY	248,905	2,984	12
JPY/USD	12/15/2010	CCI	JPY	94,344	1,131	5
JPY/USD	12/15/2010	CCI	JPY	24,795	297	2
JPY/USD	12/15/2010	CCI	JPY	32,500	390	1
JPY/USD	12/15/2010	CCI	JPY	24,780	297	2
JPY/USD	12/15/2010	CCI	JPY	33,220	398	(1)
JPY/USD	12/15/2010	CCI	JPY	42,250	507	13
JPY/USD	12/15/2010	CCI	JPY	50,700	608	13
JPY/USD	12/15/2010	CCI	JPY	33,600	403	4
JPY/USD	12/15/2010	BCL	JPY	16,580	199	2
JPY/USD	12/15/2010	CCI	JPY	33,760	405	3
JPY/USD	12/15/2010	CCI	JPY	33,680	404	1

					$24,324	$625

Purchased/	Settlement	Counter-		Notional		Unrealized
Sold	Date	Party		Amount	Value	Gain/(Loss)

JNL/PIMCO Real Return Fund

BRL/USD	10/04/2010	DUB	BRL	9,236	$5,459	$279
BRL/USD	10/04/2010	DUB	BRL	1,672	988	51
BRL/USD	12/02/2010	MSC	BRL	10,908	6,366	313
BRL/USD	12/02/2010	DUB	BRL	2,801	1,635	35
CAD/USD	11/18/2010	DUB	CAD	281	273	—
CNY/USD	11/17/2010	DUB	CNY	6,022	900	(10)
CNY/USD	11/17/2010	DUB	CNY	3,925	587	(7)
CNY/USD	11/17/2010	DUB	CNY	1,427	213	(2)
CNY/USD	11/17/2010	DUB	CNY	7,257	1,085	(9)
CNY/USD	11/17/2010	MSC	CNY	3,751	561	(6)
CNY/USD	11/17/2010	MSC	CNY	3,759	562	(6)
CNY/USD	01/10/2011	MSC	CNY	2,722	408	(2)
CNY/USD	01/10/2011	MSC	CNY	4,848	726	(4)
CNY/USD	01/10/2011	JPM	CNY	11,360	1,701	(1)
CNY/USD	01/10/2011	DUB	CNY	7,862	1,177	4
INR/USD	11/12/2010	MSC	INR	41,868	925	25
INR/USD	03/09/2011	BOA	INR	10,084	219	5
INR/USD	03/09/2011	JPM	INR	70,065	1,520	34
INR/USD	03/09/2011	CIT	INR	63,180	1,371	21
INR/USD	03/09/2011	DUB	INR	63,207	1,371	21
KRW/USD	11/12/2010	JPM	KRW	680,100	595	(5)
KRW/USD	11/12/2010	JPM	KRW	1,134,293	993	3
KRW/USD	11/12/2010	MSC	KRW	1,162,611	1,018	8
KRW/USD	11/12/2010	JPM	KRW	748,704	656	15
KRW/USD	11/12/2010	DUB	KRW	1,569,510	1,374	24
KRW/USD	11/12/2010	JPM	KRW	3,586,789	3,140	105
KRW/USD	11/12/2010	JPM	KRW	3,214,380	2,814	184
USD/AUD	10/29/2010	DUB	AUD	(4,388)	(4,228)	(346)
USD/AUD	10/29/2010	DUB	AUD	(3)	(3)	—
USD/AUD	10/29/2010	CSI	AUD	(703)	(677)	(20)
USD/BRL	10/04/2010	MSC	BRL	(10,908)	(6,447)	(319)
USD/CAD	11/18/2010	DUB	CAD	(10,357)	(10,056)	57
USD/EUR	11/23/2010	DUB	EUR	(5,944)	(8,100)	(488)
USD/EUR	11/23/2010	MSC	EUR	(2,558)	(3,486)	(212)
USD/EUR	11/23/2010	UBS	EUR	(751)	(1,023)	(12)
USD/EUR	11/23/2010	JPM	EUR	(2,064)	(2,813)	—
USD/EUR	01/04/2011	JPM	EUR	(388)	(529)	(12)
USD/GBP	12/20/2010	UBS	GBP	(3,085)	(4,843)	(38)
USD/JPY	10/25/2010	DUB	JPY	(2,859,126)	(34,256)	(1,357)
USD/JPY	10/25/2010	BNP	JPY	(3,859,026)	(46,235)	(1,879)
USD/JPY	11/01/2010	MSC	JPY	(807,404)	(9,674)	(81)

					$(93,733)	$(3,632)

JNL/PIMCO Total Return Bond Fund

AUD/USD	10/05/2010	UBS	AUD	424	$410	$2
AUD/USD	10/05/2010	UBS	AUD	424	410	2
AUD/USD	10/05/2010	UBS	AUD	34	33	—
AUD/USD	10/29/2010	DUB	AUD	2,769	2,668	218
AUD/USD	10/29/2010	CSI	AUD	1,300	1,253	37
BRL/USD	10/04/2010	JPM	BRL	17,221	10,178	592
BRL/USD	10/04/2010	MSC	BRL	21,493	12,703	703
BRL/USD	10/04/2010	MSC	BRL	10,196	6,026	426
BRL/USD	10/04/2010	MSC	BRL	3,994	2,360	160
BRL/USD	10/04/2010	JPM	BRL	4,476	2,646	146
BRL/USD	10/04/2010	MSC	BRL	6,731	3,978	178
BRL/USD	10/04/2010	MSC	BRL	16,025	9,471	471
BRL/USD	10/04/2010	MSC	BRL	1,788	1,057	57
BRL/USD	10/04/2010	MSC	BRL	1,783	1,054	54
BRL/USD	12/02/2010	MSC	BRL	81,924	47,812	2,350
BRL/USD	12/02/2010	BOA	BRL	1,783	1,040	23
BRL/USD	09/02/2011	BOA	BRL	1,303	740	40

JNL Series Trust
Notes to Schedules of Investments (continued) (in thousands)
September 30, 2010

Schedule of Open Forward Foreign Currency Contracts

Purchased/	Settlement	Counter-		Notional		Unrealized
Sold	Date	Party		Amount	Value	Gain/(Loss)

JNL/PIMCO Total Return Bond Fund (continued)

BRL/USD	09/02/2011	MSC	BRL	1,302	$739	$39
CAD/USD	10/05/2010	DUB	CAD	310	301	1
CAD/USD	10/05/2010	BNP	CAD	723	702	2
CAD/USD	11/18/2010	CSI	CAD	924	897	(2)
CAD/USD	11/18/2010	CSI	CAD	1,646	1,598	(3)
CAD/USD	11/18/2010	DUB	CAD	5,760	5,592	(5)
CAD/USD	11/18/2010	DUB	CAD	6,768	6,571	(6)
CAD/USD	11/18/2010	BNP	CAD	518	503	(1)
CAD/USD	11/18/2010	BNP	CAD	820	796	(1)
CAD/USD	11/18/2010	DUB	CAD	1,236	1,200	(2)
CNY/USD	11/23/2010	MSC	CNY	137,730	20,597	249
GBP/USD	10/05/2010	CIT	GBP	1,400	2,199	(11)
GBP/USD	10/05/2010	HSB	GBP	1,900	2,985	(17)
GBP/USD	10/05/2010	HSB	GBP	400	628	(4)
GBP/USD	12/20/2010	BNP	GBP	2,087	3,277	(15)
IDR/USD	11/24/2010	JPM	IDR	10,806,000	1,200	—
IDR/USD	11/24/2010	MSC	IDR	2,695,500	299	(1)
IDR/USD	11/24/2010	DUB	IDR	17,147,500	1,904	4
IDR/USD	11/24/2010	MSC	IDR	4,528,500	503	3
IDR/USD	11/24/2010	JPM	IDR	4,525,000	502	2
IDR/USD	11/24/2010	JPM	IDR	9,916,500	1,101	1
IDR/USD	11/24/2010	JPM	IDR	10,814,400	1,201	1
IDR/USD	04/15/2011	JPM	IDR	25,844,000	2,807	7
IDR/USD	07/27/2011	BNP	IDR	23,625,000	2,566	66
INR/USD	01/12/2011	JPM	INR	45,680	999	(1)
INR/USD	01/12/2011	MSC	INR	45,700	1,000	—
INR/USD	01/12/2011	CIT	INR	77,316	1,691	(9)
KRW/USD	11/12/2010	JPM	KRW	453,400	397	(3)
KRW/USD	11/12/2010	JPM	KRW	767,653	672	2
KRW/USD	11/12/2010	MSC	KRW	782,748	685	5
KRW/USD	11/12/2010	JPM	KRW	503,036	440	10
KRW/USD	11/12/2010	DUB	KRW	1,046,340	916	16
KRW/USD	11/12/2010	JPM	KRW	2,399,739	2,101	70
KRW/USD	11/12/2010	JPM	KRW	76,894	67	(1)
KRW/USD	11/12/2010	MSC	KRW	274,541	240	(3)
KRW/USD	11/12/2010	MSC	KRW	309,600	271	12
KRW/USD	11/12/2010	MSC	KRW	387,000	339	11
KRW/USD	11/12/2010	BOA	KRW	211,309	185	5
KRW/USD	11/12/2010	MSC	KRW	580,715	508	8
KRW/USD	11/12/2010	MSC	KRW	465,000	407	7
KRW/USD	01/19/2011	MSC	KRW	1,035,990	904	4
KRW/USD	01/19/2011	MSC	KRW	460,640	402	2
KRW/USD	01/19/2011	MSC	KRW	575,550	502	3
KRW/USD	01/19/2011	MSC	KRW	576,040	503	3
KRW/USD	01/19/2011	MSC	KRW	1,259,060	1,099	(1)
MXN/USD	02/22/2011	BOA	MXN	41,525	3,251	17
MXN/USD	02/22/2011	CIT	MXN	6,089	477	18
MXN/USD	02/22/2011	CIT	MXN	14,348	1,123	23
MXN/USD	02/22/2011	MSC	MXN	5,213	408	8
MXN/USD	02/22/2011	MSC	MXN	7,705	603	3
MXN/USD	02/22/2011	MSC	MXN	7,702	603	3
MXN/USD	02/22/2011	CIT	MXN	12,829	1,004	4
MXN/USD	02/22/2011	DUB	MXN	5,094	399	(1)
MXN/USD	02/22/2011	UBS	MXN	6,366	498	(2)
MXN/USD	02/22/2011	MSC	MXN	11,469	898	(2)
MXN/USD	02/22/2011	MSC	MXN	3,810	298	(2)
MXN/USD	02/22/2011	MSC	MXN	7,614	596	(4)
MXN/USD	02/22/2011	CIT	MXN	3,809	298	(2)
MXN/USD	02/22/2011	JPM	MXN	5,078	398	(2)
MXN/USD	02/22/2011	MSC	MXN	6,332	496	(4)
MXN/USD	02/22/2011	MSC	MXN	12,657	991	(9)

Purchased/	Settlement	Counter-		Notional		Unrealized
Sold	Date	Party		Amount	Value	Gain/(Loss)

JNL/PIMCO Total Return Bond Fund (continued)

MYR/USD	10/12/2010	DUB	MYR	3,677	$1,190	$59
MYR/USD	10/12/2010	DUB	MYR	6,405	2,074	129
MYR/USD	02/07/2011	JPM	MYR	3,103	997	(3)
PHP/USD	11/15/2010	DUB	PHP	11,525	261	14
PHP/USD	11/15/2010	CIT	PHP	96,844	2,197	(3)
PHP/USD	06/15/2011	JPM	PHP	40,320	902	2
PHP/USD	06/15/2011	JPM	PHP	22,460	503	3
SGD/USD	11/12/2010	CIT	SGD	1,334	1,014	14
SGD/USD	03/09/2011	MSC	SGD	1,586	1,206	6
TWD/USD	10/12/2010	DUB	TWD	9,638	309	(2)
USD/AUD	10/29/2010	DUB	AUD	(60)	(58)	(1)
USD/BRL	10/04/2010	MSC	BRL	(81,924)	(48,418)	(2,394)
USD/BRL	10/04/2010	BOA	BRL	(1,783)	(1,053)	(24)
USD/CAD	11/18/2010	JPM	CAD	(6,985)	(6,782)	(148)
USD/CAD	11/18/2010	MSC	CAD	(8,248)	(8,008)	(171)
USD/CAD	11/18/2010	DUB	CAD	(2,293)	(2,226)	13
USD/EUR	11/23/2010	DUB	EUR	(21,224)	(28,922)	(1,742)
USD/EUR	11/23/2010	CIT	EUR	(658)	(897)	(50)
USD/EUR	11/23/2010	CIT	EUR	(199)	(271)	(15)
USD/EUR	11/23/2010	BNP	EUR	(1,300)	(1,772)	(49)
USD/EUR	11/23/2010	UBS	EUR	(6,514)	(8,877)	(101)
USD/GBP	12/20/2010	UBS	GBP	(6,442)	(10,114)	(79)
USD/JPY	10/18/2010	JPM	JPY	(13,110,000)	(157,063)	(8,916)
USD/JPY	11/01/2010	MSC	JPY	(2,946,083)	(35,300)	(294)
USD/JPY	12/06/2010	CSI	JPY	(660,000)	(7,911)	(86)
USD/KRW	11/12/2010	JPM	KRW	(3,081,400)	(2,698)	(205)
USD/KRW	11/12/2010	JPM	KRW	(736,701)	(645)	(42)
ZAR/USD	10/28/2010	UBS	ZAR	6,708	959	59
ZAR/USD	10/28/2010	CIT	ZAR	2,217	317	17
ZAR/USD	10/28/2010	JPM	ZAR	3,683	526	26
ZAR/USD	10/28/2010	MSC	ZAR	2,210	316	16
ZAR/USD	10/28/2010	MSC	ZAR	5,121	732	32
ZAR/USD	10/28/2010	CIT	ZAR	4,399	629	29
ZAR/USD	10/28/2010	UBS	ZAR	7,281	1,041	41
ZAR/USD	10/28/2010	BOA	ZAR	1,446	207	7
ZAR/USD	10/28/2010	UBS	ZAR	2,170	310	10
ZAR/USD	10/28/2010	JPM	ZAR	2,169	310	10
ZAR/USD	01/28/2011	JPM	ZAR	8,012	1,129	29
ZAR/USD	09/13/2011	MSC	ZAR	2,280	318	18
ZAR/USD	09/13/2011	UBS	ZAR	5,320	742	42

					$(111,650)	$(7,795)

JNL/T.Rowe Price Short-Term Bond Fund

CNY/USD	12/22/2010	SCB	CNY	32,250	$4,827	$11

JNL Series Trust
Notes to Schedules of Investments (continued) (in thousands)
September 30, 2010

Schedule of Interest Rate Swap Agreements

							Unrealized
		Paying/ Receiving		Expiration		Notional	Appreciation /
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[4]	(Depreciation)

JNL/Goldman Sachs Core Plus Bond Fund
BOA	3-Month LIBOR	Receiving	2.08%	08/15/2017		34,500	$36
CST	3-Month LIBOR	Receiving	4.25%	12/17/2013		160	(10)
DUB	3-Month LIBOR	Receiving	2.24%	08/15/2017		53,100	(498)
DUB	3-Month LIBOR	Receiving	2.11%	08/15/2017		26,600	(36)
JPM	3-Month LIBOR	Receiving	2.16%	08/15/2017		27,000	(117)
BBP	6-Month EURIBOR	Paying	4.26%	04/23/2020	EUR	14,860	886
BBP	6-Month EURIBOR	Paying	4.27%	05/12/2020	EUR	3,690	219
BBP	6-Month EURIBOR	Paying	4.27%	05/14/2020	EUR	6,280	373
BBP	6-Month EURIBOR	Receiving	4.09%	04/23/2040	EUR	4,450	(925)
BBP	6-Month EURIBOR	Receiving	3.94%	05/12/2040	EUR	1,030	(182)
BBP	6-Month EURIBOR	Receiving	3.94%	05/14/2040	EUR	1,880	(331)
CST	6-Month EURIBOR	Receiving	2.75%	12/15/2015	EUR	1,370	(33)
CST	6-Month EURIBOR	Paying	4.29%	04/23/2020	EUR	14,850	909
CST	6-Month EURIBOR	Paying	4.35%	05/14/2020	EUR	9,920	635
CST	6-Month EURIBOR	Paying	3.76%	08/06/2020	EUR	4,050	116
CST	6-Month EURIBOR	Receiving	4.12%	04/23/2040	EUR	4,460	(959)
CST	6-Month EURIBOR	Receiving	4.04%	05/14/2040	EUR	2,920	(581)
CST	6-Month EURIBOR	Receiving	3.63%	08/06/2040	EUR	1,100	(123)
JPM	6-Month EURIBOR	Paying	3.65%	08/07/2020	EUR	3,750	83
JPM	6-Month EURIBOR	Receiving	3.53%	08/10/2020	EUR	7,570	115
JPM	6-Month EURIBOR	Receiving	3.54%	08/07/2040	EUR	1,030	(96)
JPM	6-Month EURIBOR	Receiving	3.42%	08/10/2040	EUR	2,070	(139)
BBP	British Pound 6-Month LIBOR	Receiving	2.59%	11/02/2015	GBP	8,810	(308)
BBP	British Pound 6-Month LIBOR	Receiving	2.59%	11/03/2015	GBP	10,250	(356)
BBP	British Pound 6-Month LIBOR	Receiving	2.48%	11/10/2015	GBP	4,100	(110)
BBP	British Pound 6-Month LIBOR	Paying	3.49%	11/02/2020	GBP	14,880	921
BBP	British Pound 6-Month LIBOR	Paying	3.49%	11/03/2020	GBP	17,670	1,063
BBP	British Pound 6-Month LIBOR	Paying	3.40%	11/10/2020	GBP	7,060	341
BBP	British Pound 6-Month LIBOR	Receiving	3.87%	11/02/2025	GBP	7,430	(607)
BBP	British Pound 6-Month LIBOR	Receiving	3.87%	11/03/2025	GBP	8,890	(705)
BBP	British Pound 6-Month LIBOR	Receiving	3.78%	11/10/2025	GBP	3,535	(227)
CST	British Pound 6-Month LIBOR	Paying	4.25%	12/15/2040	GBP	1,640	22
DUB	KRW 3-month CD Rate	Paying	2.82%	01/28/2011	KRW	2,437,000	1
DUB	KRW 3-month CD Rate	Paying	3.87%	06/12/2011	KRW	1,400,000	9
DUB	KRW 3-month CD Rate	Paying	3.69%	06/26/2011	KRW	7,020,000	37
DUB	KRW 3-month CD Rate	Paying	3.62%	07/06/2011	KRW	2,923,122	21
DUB	KRW 3-month CD Rate	Paying	3.63%	07/07/2011	KRW	4,883,824	35
JPM	KRW 3-month CD Rate	Paying	2.83%	01/28/2011	KRW	2,369,000	1
JPM	KRW 3-month CD Rate	Paying	3.90%	06/15/2011	KRW	2,300,000	15
JPM	KRW 3-month CD Rate	Paying	3.72%	06/22/2011	KRW	6,700,000	38
JPM	KRW 3-month CD Rate	Paying	3.66%	07/08/2011	KRW	2,322,820	17

							$(450)

JNL/Goldman Sachs Emerging Markets Debt Fund

BOA	3-Month South Africa Johannesburg Interbank Rate	Paying	7.42%	02/13/2012	ZAR	200,000	$527
BOA	3-Month South Africa Johannesburg Interbank Rate	Paying	7.02%	04/09/2012	ZAR	100,000	198
DUB	3-Month South Africa Johannesburg Interbank Rate	Paying	7.36%	02/01/2012	ZAR	195,300	495
DUB	6-Month Budapest Interbank Rate	Paying	6.35%	02/06/2012	HUF	2,132,000	415
DUB	6-Month Budapest Interbank Rate	Paying	6.39%	02/15/2012	HUF	3,100,000	615
CIT	6-Month Poland Warsaw Interbank Rate	Paying	4.60%	06/28/2012	PLN	75,000	68
DUB	6-Month Poland Warsaw Interbank Rate	Paying	4.89%	03/12/2012	PLN	56,649	612
DUB	6-Month Poland Warsaw Interbank Rate	Paying	4.75%	03/22/2012	PLN	85,000	831
DUB	6-Month Poland Warsaw Interbank Rate	Paying	4.43%	06/14/2012	PLN	29,000	(2)
DUB	6-Month Poland Warsaw Interbank Rate	Paying	4.41%	06/14/2012	PLN	100,000	(20)
DUB	6-Month Poland Warsaw Interbank Rate	Paying	4.58%	06/29/2012	PLN	79,810	60
DUB	6-Month Poland Warsaw Interbank Rate	Paying	4.66%	09/28/2012	PLN	157,870	57
CIT	6-Month Sinacofi Chile Interbank Rate	Paying	5.24%	12/15/2014	CLP	3,000,000	138
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	2.65%	03/19/2012	CLP	6,000,000	(276)
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	4.03%	07/29/2012	CLP	12,050,000	(77)
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	4.19%	08/20/2012	CLP	4,300,000	(16)
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	4.15%	08/20/2012	CLP	2,900,000	(16)
DUB	6-Month Sinacofi Chile Interbank Rate	Paying	4.12%	09/04/2012	CLP	6,733,000	(41)

JNL Series Trust
Notes to Schedules of Investments (continued) (in thousands)
September 30, 2010

Schedule of Interest Rate Swap Agreements (continued)

							Unrealized
		Paying/ Receiving		Expiration		Notional	Appreciation /
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[4]	(Depreciation)

JNL/Goldman Sachs Emerging Markets Debt Fund (continued)

DUB	6-Month Sinacofi Chile Interbank Rate	Paying	5.04%	11/18/2014	CLP	1,780,000	$66
JPM	6-Month Sinacofi Chile Interbank Rate	Paying	4.95%	04/20/2015	CLP	3,000,000	77

							$3,711

JNL/PIMCO Real Return Fund

BCL	Brazil Interbank Deposit Rate	Paying	10.68%	01/02/2012	BRL	5,700	$11
HSB	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	17
JPM	Brazil Interbank Deposit Rate	Paying	11.25%	01/02/2012	BRL	6,000	(6)
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	28,900	157
MLC	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	5,000	170
MLC	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	15,300	480
MLC	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	1,400	80
MSS	Brazil Interbank Deposit Rate	Paying	11.60%	01/02/2012	BRL	50,000	415
MSS	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	4,300	28
MSS	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2013	BRL	7,000	49
UBS	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	45,300	532
DUB	British Pound Retail Price Index	Paying	3.45%	09/15/2012	GBP	1,000	2

							$1,935

JNL/PIMCO Total Return Bond Fund

DUB	3-Month Australian Bank Bill	Paying	4.50%	06/15/2011	AUD	20,700	$(87)
DUB	3-Month Australian Bank Bill	Paying	4.50%	06/15/2011	AUD	1,800	(10)
STA	6-Month Australian Bank Bill	Paying	4.25%	09/15/2011	AUD	15,500	(191)
BNP	6-Month EURIBOR	Paying	2.00%	09/15/2015	EUR	18,600	174
BOA	6-Month EURIBOR	Paying	2.00%	09/15/2015	EUR	56,700	571
MSS	6-Month EURIBOR	Paying	2.00%	09/15/2015	EUR	22,700	166
BCL	Brazil Interbank Deposit Rate	Paying	10.60%	01/02/2012	BRL	1,500	6
CST	Brazil Interbank Deposit Rate	Paying	12.48%	01/02/2013	BRL	2,000	11
GSB	Brazil Interbank Deposit Rate	Paying	10.84%	01/02/2012	BRL	12,900	79
HSB	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	16
HSB	Brazil Interbank Deposit Rate	Paying	10.61%	01/02/2012	BRL	1,400	5
JPM	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	10,800	22
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	30,000	160
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	49,800	276
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	2,000	12
JPM	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	6,400	8
JPM	Brazil Interbank Deposit Rate	Paying	12.20%	01/02/2014	BRL	9,900	98
JPM	Brazil Interbank Deposit Rate	Paying	12.20%	01/02/2014	BRL	6,700	69
MLC	Brazil Interbank Deposit Rate	Paying	11.14%	01/02/2012	BRL	73,100	741
MLC	Brazil Interbank Deposit Rate	Paying	10.99%	01/02/2012	BRL	2,000	11
MLC	Brazil Interbank Deposit Rate	Paying	10.99%	01/02/2012	BRL	4,600	28
MLC	Brazil Interbank Deposit Rate	Paying	10.99%	01/02/2012	BRL	15,000	83
MLC	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2012	BRL	4,700	96
MLC	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	6,600	239
MLC	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	16
MLC	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	200	11
MLC	Brazil Interbank Deposit Rate	Paying	14.76%	01/02/2012	BRL	500	29
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	19,900	43
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	2,700	4
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	19,800	155
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	6,000	32
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	10,400	35
MSS	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	3,700	21
MSS	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	27,600	149
MSS	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	38,000	194
MSS	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2013	BRL	10,100	54
MSS	Brazil Interbank Deposit Rate	Paying	12.59%	01/02/2013	BRL	86,800	895
MSS	Brazil Interbank Deposit Rate	Paying	12.59%	01/02/2013	BRL	22,600	145
MSS	Brazil Interbank Deposit Rate	Paying	11.89%	01/02/2014	BRL	6,300	14
MSS	Brazil Interbank Deposit Rate	Paying	11.89%	01/02/2014	BRL	10,500	25
UBS	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	3,500	30
UBS	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	1,900	16

JNL Series Trust
Notes to Schedules of Investments (continued) (in thousands)
September 30, 2010

Schedule of Interest Rate Swap Agreements (continued)

							Unrealized
		Paying/ Receiving		Expiration		Notional	Appreciation /
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[4]	(Depreciation)

JNL/PIMCO Total Return Bond Fund (continued)

BCL	France CPI ex Tobacco	Paying	2.10%	10/15/2010	EUR	1,100	$51
BCL	France CPI ex Tobacco	Paying	2.10%	10/15/2010	EUR	1,600	76
JPM	Mexican Interbank Rate	Paying	7.33%	01/28/2015	MXN	73,400	345

							$4,923

JNL Series Trust
Notes to Schedules of Investments (continued) (in thousands)
September 30, 2010

Schedule of Credit Default Swap Agreements

		Implied	Fixed				Unrealized
		Credit	Received /	Expiration	Notional		Appreciation /
Counterparty	Reference Obligation	Spread [3]	Pay Rate [6]	Date	Amount [4,5]	Value	(Depreciation)

JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - sell protection [1]
DUB	CDX.NA.IG.15	1.06%	1.00%	12/20/2015	$(23,000)	$(75)	$(2)
DUB	Metlife Inc., 5.00%, 06/15/15	3.28%	1.00%	03/20/2015	(2,000)	(90)	(14)
DUB	Metlife Inc., 5.00%, 06/15/15	2.18%	1.00%	09/20/2015	(1,000)	(95)	(35)
JPM	Prudential Financial Inc., 4.50%, 07/15/13	1.95%	1.00%	06/20/2015	(825)	(34)	16

					$(26,825)	$(294)	$(35)

JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection [1]
DUB	American International Group Inc., 6.25%, 05/01/36	1.85%	5.00%	12/20/2013	$(8,300)	$808	$1,485
DUB	Federated Republic of Brazil, 12.25%, 03/06/30	1.41%	1.00%	06/20/2020	(4,200)	(143)	(6)
JPM	Federated Republic of Brazil, 12.25%, 03/06/30	1.41%	1.00%	06/20/2015	(1,600)	(7)	10
BOA	French Republic, 4.25%, 04/25/19	0.76%	0.25%	06/20/2015	(2,800)	(65)	(12)
DUB	French Republic, 4.25%, 04/25/19	0.76%	0.25%	06/20/2015	(1,100)	(26)	10
JPM	French Republic, 4.25%, 04/25/19	0.76%	0.25%	06/20/2015	(1,700)	(40)	20
DUB	ING N.V., 4.00%, 09/18/13	1.66%	1.40%	06/20/2011	(2,700)	(7)	(5)
DUB	Petrobras International Finance Co., 8.38%, 12/10/18	1.24%	1.00%	09/20/2012	(500)	(2)	4
BOA	Republic of Italy, 6.88%, 09/27/23	1.58%	1.00%	06/20/2011	(300)	(1)	2
DUB	Republic of Italy, 6.88%, 09/27/23	1.94%	1.00%	06/20/2015	(400)	(16)	(7)
BOA	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.61%	1.00%	06/20/2015	(2,900)	52	15
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.61%	1.00%	06/20/2015	(1,100)	20	13
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.61%	1.00%	06/20/2015	(2,700)	48	23

					$(30,300)	$621	$1,552

Credit default swap agreements - purchase protection [2]
CIT	GATX Corp., 5.80%, 03/01/16	n/a	1.07%	03/20/2016	$1,000	$60	$59
BNP	International Lease Finance Corporation, 6.63%, 11/15/13	n/a	1.60%	12/20/2013	500	38	38
DUB	Knight, Inc., 6.50%, 09/01/12	n/a	1.00%	03/20/2016	2,000	82	(8)
MSS	Knight, Inc., 6.50%, 09/01/12	n/a	1.00%	03/20/2016	3,000	122	(15)
DUB	Macy's Corp., 7.45%, 07/15/17	n/a	2.10%	09/20/2017	1,000	(11)	(11)
DUB	Marsh & McLennan Companies, Inc., 5.75%, 09/15/15	n/a	0.60%	09/20/2015	1,000	32	32
JPM	Pearson, 5.70%, 06/01/14	n/a	0.83%	06/20/2014	1,000	(14)	(14)
BBP	REXAM PLC, 6.75%, 06/01/13	n/a	1.45%	06/20/2013	700	(8)	(8)
DUB	Seagate Technology HDD Holdings, 6.80%, 10/01/16	n/a	1.00%	12/20/2011	5,000	73	12

					$15,200	$374	$85

JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection [1]
DUB	CDX.EM-12	2.25%	5.00%	12/20/2014	$(1,500)	$163	$—
DUB	CDX.EM-13	2.20%	5.00%	06/20/2015	(12,500)	1,530	(138)
MSS	CDX.EM.13	2.20%	5.00%	06/20/2015	(4,100)	502	19
DUB	CDX.EM.14	2.24%	5.00%	12/20/2015	(5,800)	763	21
MSS	CDX.EM.14	2.24%	5.00%	12/20/2015	(3,300)	434	16
CIT	CDX.HY-8 35-100%	0.48%	0.40%	06/20/2012	(963)	(1)	(1)
CIT	CDX.HY-8 35-100%	0.48%	0.36%	06/20/2012	(4,815)	(10)	(10)
DUB	CDX.IG-10 30-100%	0.15%	0.53%	06/20/2013	(1,350)	14	14
GSI	CDX.IG-10 30-100%	0.15%	0.46%	06/20/2013	(1,736)	14	15
DUB	CDX.IG-9 30-100%	0.16%	0.71%	12/20/2012	(7,137)	87	88
GSI	CDX.IG-9 30-100%	0.39%	0.55%	12/20/2017	(1,447)	15	15
CIT	CDX.NA.HY.15	5.63%	5.00%	12/20/2015	(2,000)	(53)	13
JPM	CDX.NA.HY.15	1.07%	5.00%	12/20/2015	(1,400)	(5)	31
BOA	CDX.NA.IG.15	1.07%	1.00%	12/20/2015	(15,000)	(49)	28
CIT	CDX.NA.IG.15	1.07%	1.00%	12/20/2015	(10,200)	(33)	12
DUB	CDX.NA.IG.15	1.07%	1.00%	12/20/2015	(4,900)	(16)	13
DUB	Federated Republic of Brazil, 12.25%, 03/06/30	1.10%	1.00%	06/20/2015	(2,000)	(9)	12
DUB	Federated Republic of Brazil, 12.25%, 03/06/30	1.10%	1.00%	06/20/2015	(500)	(2)	2
JPM	Federated Republic of Brazil, 12.25%, 03/06/30	1.13%	1.00%	09/20/2015	(2,000)	(12)	5
MLI	Federated Republic of Brazil, 12.25%, 03/06/30	1.18%	1.95%	04/20/2016	(100)	4	5
MSS	Federated Republic of Brazil, 12.25%, 03/06/30	1.10%	1.00%	06/20/2015	(600)	(3)	3
STA	Federated Republic of Brazil, 12.25%, 03/06/30	1.13%	1.00%	09/20/2015	(1,000)	(6)	1
CIT	General Electric Capital Corp., 5.63%, 09/15/17	1.11%	5.00%	06/20/2011	(1,000)	28	60
CIT	General Electric Capital Corp., 5.63%, 09/15/17	1.64%	4.33%	12/20/2013	(800)	67	68

JNL Series Trust
Notes to Schedules of Investments (continued) (in thousands)
September 30, 2010

Schedule of Credit Default Swap Agreements (continued)

		Implied	Fixed				Unrealized
		Credit	Received /	Expiration	Notional		Appreciation /
Counterparty	Reference Obligation	Spread [3]	Pay Rate [6]	Date	Amount [4,5]	Value	(Depreciation)

JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements — sell protection [1] (continued)
CIT	General Electric Capital Corp., 5.63%, 09/15/17	1.64%	4.80%	12/20/2013	$(600)	$59	$60
DUB	General Electric Capital Corp., 5.63%, 09/15/17	1.11%	1.00%	03/20/2011	(2,000)	(1)	11
DUB	General Electric Capital Corp., 5.63%, 09/15/17	1.64%	4.90%	12/20/2013	(1,100)	111	113
DUB	General Electric Capital Corp., 5.63%, 09/15/17	1.83%	1.00%	03/20/2016	(100)	(4)	2
GSI	General Electric Capital Corp., 5.63%, 09/15/17	1.11%	8.00%	03/20/2011	(1,000)	33	35
MSS	General Electric Capital Corp., 5.63%, 09/15/17	1.20%	1.00%	09/20/2011	(1,300)	(3)	15
BNP	General Electric Capital Corp., 6.00%, 06/15/12	1.11%	0.78%	03/20/2011	(700)	(1)	(1)
DUB	General Electric Capital Corp., 6.00%, 06/15/12	1.11%	0.80%	06/20/2011	(3,700)	(8)	(7)
DUB	General Electric Capital Corp., 6.00%, 06/15/12	1.20%	1.50%	09/20/2011	(300)	1	1
GSI	General Electric Capital Corp., 6.00%, 06/15/12	1.11%	0.90%	12/20/2010	(300)	—	—
JPM	Goldman Sachs Group, Inc., 6.60%, 01/15/12	0.94%	1.00%	12/20/2010	(6,600)	1	19
DUB	Japan 20 Year Government Bond, 2.00%, 03/21/22	0.50%	1.00%	03/20/2015	(500)	11	4
JPM	Japan 20 Year Government Bond, 2.00%, 03/21/22	0.50%	1.00%	03/20/2015	(900)	20	8
BNP	Merrill Lynch & Co., 5.00%, 01/15/15	1.15%	1.00%	09/20/2011	(1,900)	(3)	(2)
BOA	People's Republic of China, 4.75%, 10/29/13	0.64%	1.00%	06/20/2015	(1,000)	17	(1)
BOA	People's Republic of China, 4.75%, 10/29/13	0.64%	1.00%	06/20/2015	(2,800)	47	(1)
DUB	Republic of Indonesia, 6.75%, 03/10/14	1.37%	1.00%	09/20/2015	(500)	(9)	3
MSS	Republic of Panama, 8.88%, 09/30/27	0.64%	0.75%	01/20/2012	(200)	—	1
CIT	SLM Corp., 5.13%, 08/27/12	4.14%	4.85%	03/20/2013	(1,700)	28	30
STA	U.S. Treasury Bond, 4.88%, 08/15/16	0.47%	0.25%	09/20/2015	(11,100)	(163)	(1)
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.57%	1.00%	12/20/2014	(700)	13	6
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.61%	1.00%	06/20/2015	(4,900)	88	28
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.57%	1.00%	12/20/2014	(200)	4	2
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.59%	1.00%	03/20/2015	(1,300)	23	15
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.59%	1.00%	03/20/2015	(2,700)	48	33
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.61%	1.00%	06/20/2015	(7,900)	141	45
MSS	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.57%	1.00%	12/20/2014	(300)	5	3
MSS	UK Gilt Treasury Bond, 4.25%, 06/07/32	0.61%	1.00%	06/20/2015	(4,900)	88	28
BOA	United Mexican States, 7.50%, 04/08/33	1.18%	1.00%	09/20/2015	(300)	(3)	1
CIT	United Mexican States, 7.50%, 04/08/33	1.18%	1.00%	09/20/2015	(700)	(6)	3
DUB	United Mexican States, 7.50%, 04/08/33	1.12%	1.00%	03/20/2015	(3,600)	(19)	60
JPM	United Mexican States, 7.50%, 04/08/33	1.23%	0.92%	03/20/2016	(500)	(8)	(8)

					$(152,448)	$3,932	$797

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

Schedule of Total Return Swap Agreements

		Paying/
		Receiving			Unrealized
		Reference Entity	Expiration	Notional	Appreciation /
Counterparty	Reference Entity	Total Return	Date	Amount[4]	(Depreciation)

JNL/Goldman Sachs Emerging Markets Debt Fund
CGM	* Egyptian T-Bill, 0.00%, 11/09/10	N/A	11/11/2010 EGP	31,000	$42
DUB	* Egyptian T-Bill, 0.00%, 02/01/11	N/A	02/01/2011 EGP	73,000	231
DUB	* Egyptian T-Bill, 0.00%, 10/26/10	N/A	10/26/2010 EGP	51,000	173
DUB	Titulos de Tesoreria bond, 11.00%, 7/24/20	Corrrmin Index	10/27/2010 COP	10,200,000	(139)
DUB	Titulos de Tesoreria bond, 11.00%, 7/24/20	Corrrmin Index	10/28/2010 COP	2,019,000	(28)

					$279

1If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.
2If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues, sovereign issues of an emerging market country, credit indices or U.S. municipal issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
4Notional amount is stated in USD unless otherwise noted.
5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.
6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.
* Swap agreement fair valued in good faith in accordance with procedures established by the Board. Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the securities valuation inputs. See FASB ASC Topic 820 note in these Notes to the Schedule of Investments.

Counterparty	Abbreviations

BANCAMERICA SECURITIES	BOA
BARCLAYS CAPITAL INC.	BCL
BARCLAYS GLOBAL INVESTOR SERVICES	BGI
BARCLAYS BANK PLC	BBP
BNP PARIBAS SECURITIES	BNP
BNY CAPITAL MARKETS	BNY
CITIBANK, INC.	CIT
CITICORP SECURITIES, INC.	CCI
CITIGROUP GLOBAL MARKETS(FRMRLY SALOMON)	CGM
CREDIT SUISSE INTERNATIONAL	CST
CREDIT SUISSE SECURITIES, LLC	CSI
DEUTSCHE BANK ALEX BROWN INC.	DUB
GOLDMAN SACHS & CO.	GSC
GOLDMAN SACHS BANK USA	GSB
GOLDMAN SACHS INTERNATIONAL	GSI
HSBC SECURITIES, INC.	HSB
J.P. MORGAN	JPM
J.P. MORGAN SECURITIES, INC.	JPM
MELLON BANK	MB
MERRILL LYNCH CAPITAL SERVICES	MLC
MERRILL LYNCH INTERNATIONAL	MLI
MERRILL LYNCH PROFESSIONAL CLEARING CORP	MLP
MERRILL LYNCH, PIERCE, FENNER, & SMITH	MLP
MORGAN STANLEY & CO., INCORPORATED	MSC
MORGAN STANLEY CAPITAL SERVICES INC.	MSS
RBS GREENWICH CAPITAL	RGC
ROYAL BANK OF CANADA	RBC
ROYAL BANK OF SCOTLAND	RBS
STANDARD CHARTERED BANK	SCB
STATE STREET BROKERAGE SERVICES, INC.	SSB
TD SECURITIES (USA) INC.	TDS
UBS SECURITIES LLC	UBS
UBS AG Stamford	STA
WESTPAC BANKING CORPORATION	WBC

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

Pledged or Segregated Collateral – The following table summarizes cash and securities collateral pledged for futures contracts and reverse repurchase agreements or segregated for securities sold short, swap agreements and delayed delivery securities:

			Reverse	Securities			Total Pledged
	Futures Contracts		Repurchase	Sold Short	Swap Agreements		or Segregated
	Pledged	Pledged	Pledged	Segregated	Segregated	Segregated	Cash and
	Cash	Securities	Securities	Securities	Cash	Securities	Securities
JNL/Credit Suisse Long/Short Fund	$—	$—	$—	$58,224	$—	$—	$58,224
JNL/Goldman Sachs Core Plus Bond Fund	—	4,549	—	—	362	—	4,911
JNL/Ivy Asset Strategy Fund	—	30,563	—	—	—	—	30,563
JNL/JPMorgan International Value Fund	331	—	—	—	—	—	331
JNL/Mellon Capital Management S&P 500 Index Fund	—	1,010	—	—	—	—	1,010
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund	—	1,784	—	—	—	—	1,784
JNL/Mellon Capital Management Small Cap Index Fund	—	745	—	—	—	—	745
JNL/Mellon Capital Management International Index Fund	—	1,604	—	—	—	—	1,604
JNL/Mellon Capital Management Global Alpha Fund	—	6,333	—	—	—	—	6,333
JNL/PIMCO Real Return Fund	—	616	147,005	—	—	4,459	152,080
JNL/PIMCO Total Return Bond Fund	—	3,689	—	—	—	8,375	12,064
Federal Income Tax Matters - As of September 30, 2010, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S federal income tax purposes were as follows:

				Net Unrealized
	Tax Cost of	Gross Unrealized	Gross Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/American® Funds Blue Chip Income and Growth Fund	$72,451	$3,507	$(6)	$3,501
JNL/American® Funds Global Bond Fund	61,881	3,134	—	3,134
JNL/American® Funds Global Small Capitalization Fund	34,883	3,215	—	3,215
JNL/American® Funds Growth-Income Fund	81,127	3,859	(42)	3,817
JNL/American® Funds International Fund	54,305	5,361	—	5,361
JNL/American® Funds New World Fund	53,677	4,995	—	4,995
JNL Institutional Alt 20 Fund	452,155	35,153	(872)	34,281
JNL Institutional Alt 35 Fund	647,155	57,087	(1,145)	55,942
JNL Institutional Alt 50 Fund	760,867	68,635	(1,188)	67,447
JNL Institutional Alt 65 Fund	490,643	41,392	(684)	40,708
JNL/AIM International Growth Fund	516,027	58,334	(27,197)	31,137
JNL/AIM Large Cap Growth Fund	684,288	95,029	(8,512)	86,517
JNL/AIM Global Real Estate Fund	569,440	53,590	(23,617)	29,973
JNL/AIM Small Cap Growth Fund	125,209	20,068	(6,709)	13,359
JNL/Capital Guardian Global Balanced Fund	329,304	35,208	(11,255)	23,953
JNL/Franklin Templeton International Small Cap Growth Fund	185,353	17,119	(9,587)	7,532
JNL/Capital Guardian Global Diversified Research Fund	360,064	53,831	(16,872)	36,959
JNL/Capital Guardian U.S. Growth Equity Fund	703,172	99,344	(36,703)	62,641
JNL/Credit Suisse Commodity Securities Fund	691,641	83,457	(29,636)	53,821
JNL/Credit Suisse Long/Short Fund	141,040	6,079	(7,098)	(1,019)
JNL/Eagle Core Equity Fund	172,353	10,763	(8,978)	1,785
JNL/Eagle SmallCap Equity Fund	355,285	82,226	(18,070)	64,156
JNL/Franklin Templeton Founding Strategy Fund	1,108,969	34,982	(187,040)	(152,058)
JNL/Franklin Templeton Global Growth Fund	478,222	34,366	(78,288)	(43,922)
JNL/Franklin Templeton Income Fund	1,130,524	62,790	(74,353)	(11,563)
JNL/Franklin Templeton Mutual Shares Fund	547,799	40,780	(52,997)	(12,217)
JNL/Franklin Templeton Small Cap Value Fund	227,651	34,715	(25,492)	9,223
JNL/Goldman Sachs Core Plus Bond Fund	1,247,693	39,580	(30,284)	9,296
JNL/Goldman Sachs Emerging Markets Debt Fund	570,348	40,113	(3,230)	36,883
JNL/Goldman Sachs Mid Cap Value Fund	412,450	37,623	(12,890)	24,733
JNL/Ivy Asset Strategy Fund	669,121	89,580	(9,753)	79,827
JNL/JPMorgan International Value Fund	545,158	58,413	(33,270)	25,143
JNL/JPMorgan Mid Cap Growth Fund	186,057	29,429	(8,104)	21,325
JNL/JPMorgan U.S. Government & Quality Bond Fund	933,014	77,155	(6,494)	70,661
JNL/Lazard Emerging Markets Fund	1,043,182	204,221	(20,663)	183,558
JNL/Lazard Mid Cap Equity Fund	168,141	19,855	(5,279)	14,576
JNL/M&G Global Basics Fund	149,436	21,570	(3,358)	18,212
JNL/M&G Global Leaders Fund	27,043	3,428	(709)	2,719

JNL Series Trust (Unaudited)
Notes to Schedules of Investments (in thousands)
September 30, 2010

				Net Unrealized
	Tax Cost of	Gross Unrealized	Gross Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/Oppenheimer Global Growth Fund	360,554	45,821	(30,072)	15,749
JNL/PAM Asia ex-Japan Fund	116,021	14,976	(4,373)	10,603
JNL/PAM China-India Fund	286,244	49,993	(9,149)	40,844
JNL/PIMCO Real Return Fund	3,213,192	31,188	(18,556)	12,632
JNL/PIMCO Total Return Bond Fund	4,338,152	143,971	(29,786)	114,185
JNL/PPM America High Yield Bond Fund	1,007,006	65,941	(17,090)	48,851
JNL/PPM America Mid Cap Value Fund	62,656	3,070	(5,157)	(2,087)
JNL/PPM America Small Cap Value Fund	57,485	1,853	(4,105)	(2,252)
JNL/PPM America Value Equity Fund	100,185	6,838	(4,811)	2,027
JNL/Red Rocks Listed Private Equity Fund	420,165	54,670	(11,716)	42,954
JNL/S&P Managed Conservative Fund	855,047	56,390	(21,441)	34,949
JNL/S&P Managed Moderate Fund	1,400,945	108,890	(47,825)	61,065
JNL/S&P Managed Moderate Growth Fund	2,410,507	199,106	(152,923)	46,183
JNL/S&P Managed Growth Fund	1,848,786	140,813	(151,037)	(10,224)
JNL/S&P Managed Aggressive Growth Fund	722,320	35,979	(72,004)	(36,025)
JNL/S&P Disciplined Moderate Fund	275,066	19,836	(2,461)	17,375
JNL/S&P Disciplined Moderate Growth Fund	297,158	31,266	(16,149)	15,117
JNL/S&P Disciplined Growth Fund	108,402	12,520	(10,360)	2,160
JNL/S&P Competitive Advantage Fund	256,291	33,354	(14,129)	19,225
JNL/S&P Dividend Income & Growth Fund	357,821	35,940	(8,125)	27,815
JNL/S&P Intrinsic Value Fund	277,217	26,759	(12,390)	14,369
JNL/S&P Total Yield Fund	264,779	19,841	(17,312)	2,529
JNL/S&P 4 Fund	640,470	116,757	(5,553)	111,204
JNL/Select Balanced Fund	1,137,424	82,469	(28,277)	54,192
JNL/Select Money Market Fund	754,893	—	—	—
JNL/Select Value Fund	935,795	104,839	(55,024)	49,815
Subsequent Events - Effective October 11, 2010, BlackRock Investment Management, LLC replaced Credit Suisse Asset Management, LLC as the sub-adviser for JNL/Credit Suisse Commodity Securities Fund and Goldman Sachs Asset Management, L.P. replaced Credit Suisse Asset Management, LLC as the sub-adviser for JNL/Credit Suisse Long/Short Fund. At that time, the Funds’ names were changed to JNL/BlackRock Commodity Securities Fund and JNL/Goldman Sachs U.S. Equity Flex Fund, respectively. Additionally, the following Fund names changed effective October 11, 2010; JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/AIM Large Cap Growth Fund and JNL/AIM Small Cap Growth Fund become JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Invesco Large Cap Growth Fund and JNL/Invesco Small Cap Growth Fund, respectively.
For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.
(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 29, 2010

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 29, 2010

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.